                                                               OMB APPROVAL
                                                               OMB Number:
                                                               3235-0578

                                                               Expires:
                                                               February 28, 2006

                                                               Estimated
                                                               average burden
                                                               hours per
                                                               response: 20.0

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3153

                        FRANK RUSSELL INVESTMENT COMPANY
               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                      GREGORY J. LYONS, ASSISTANT SECRETARY
                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-596-2406
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 253-572-9500

Date of fiscal year end: OCTOBER 31

Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

TAX-MANAGED GLOBAL EQUITY FUND

                                                FRANK RUSSELL INVESTMENT COMPANY


                             [IMAGE OF MOUNTAINTOP]

2004 FORM N-Q QUARTERLY REPORT

CLASS C, E AND S SHARES

TAX-MANAGED GLOBAL EQUITY FUND


JULY 31, 2004



                                                                  [RUSSELL LOGO]

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. This Form N-Q reports on one Fund, which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                         Tax-Managed Global Equity Fund

                                    Form N-Q

                           July 31, 2004 (Unaudited)

                               Table of Contents

                                                                            Page
Schedule of Investments..............................................         3

Notes to Form N-Q....................................................         4

Frank Russell Investment Company - Tax-Managed Global Equity Fund

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Domestic Equities - 75.0%
Quantitative Equity Fund                              139,098           4,723
Tax-Managed Large Cap Fund                          1,429,946          23,680
Tax-Managed Mid & Small Cap Fund                      695,345           6,995
                                                                 ------------
                                                                       35,398
                                                                 ------------

International Equities - 25.0%
Emerging Markets Fund                                 207,695           2,374
International Securities Fund                         175,778           9,402
                                                                 ------------
                                                                       11,776
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $38,006)                                              47,174

OTHER ASSETS AND LIABILITIES,
NET - (0.0%)                                                              (23)
                                                                 ------------

NET ASSETS - 100.0%                                                    47,151
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Schedule of Investments  3

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FORM N-Q -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios, referred to as "Funds." This Form N-Q reports on one Fund, which has a distinct investment objective and strategy. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   The Fund allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). The Fund will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to pursue the Fund's investment objective. The amounts allocated to each Underlying Fund by the Fund will generally vary within 10% of the percentages specified below:

                                  ASSET ALLOCATION
  ASSET CLASS/UNDERLYING FUNDS         TARGETS
---------------------------------------------------
   Equities
      US Equities
         Tax-Managed Large Cap           50%
         Tax-Managed Mid & Small
           Cap                           15
         Quantitative Equity             10
      International Equities
         International
           Securities                    20
         Emerging Markets                 5

   Objectives of the Underlying Funds:

   Tax-Managed Large Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Tax-Managed Mid & Small Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

   Form N-Q of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Fund's Form N-Q is prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Form N-Q.

 4  Notes to Form N-Q

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Security valuation

   Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of 4:00 p.m. Eastern time, or the close of regular trading on the New York Stock Exchange, if earlier.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. RELATED PARTIES

   The Fund is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Fund's objectives) in the Frank Russell Investment Company Money Market Fund. As of July 31, 2004, the Fund had no amount invested in the Money Market Fund.

4. FEDERAL INCOME TAXES

   At July 31, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                             TAX-MANAGED
                                            GLOBAL EQUITY
                                                FUND
   --------------------------------------------------------
   Cost of Investments                    $      38,071,000
                                          =================
   Unrealized Appreciation                $       9,102,770
   Unrealized Depreciation                               --
                                          -----------------
   Net Unrealized Appreciation
     (Depreciation)                       $       9,102,770
                                          =================

5. SHAREHOLDER REQUESTS FOR OTHER INFORMATION

   Adoption of Form N-Q requirements and a description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

                                                            Notes to Form N-Q  5

(RUSSELL LOGO)

Frank Russell Investment Company

909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-092 (1 09/04)

MONEY MARKET FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY


                             [IMAGE OF MOUNTAINTOP]

2004 FORM N-Q QUARTERLY REPORT


CLASS A AND S SHARES


MONEY MARKET FUND


CLASS S SHARES


US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND


JULY 31, 2004



                                                                  [RUSSELL LOGO]

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. This Form N-Q reports on three Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                               Money Market Funds

                                    Form N-Q

                           July 31, 2004 (Unaudited)

                               Table of Contents

                                                                            Page
Money Market Fund....................................................         3

US Government Money Market Fund......................................         7

Tax Free Money Market Fund...........................................         8

Notes to Schedules of Investments....................................        15

Notes to Form N-Q....................................................        16

Frank Russell Investment Company - Money Market Funds

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 30.3%
Allstate Financial Global Funding (E)                               25,000       1.340          08/16/04            25,002
Associates Corp. of NA (E)                                          12,950       1.670          06/27/05            12,953
Bayerische Landesbank (NY) (E)                                      57,000       1.270          02/25/05            57,012
Bear Stearns Master Note (E)                                       135,000       1.463          12/01/10           135,000
Citigroup Global Markets (E)                                        30,000       1.720          07/25/05            30,027
Goldman Sachs Group Inc. (E)                                        50,000       1.640          07/29/05            50,000
Goldman Sachs Group, L.P. (E)                                       15,000       1.460          08/15/05            14,999
Grantor Trust 1997-11 , daily call or put (E)                        3,417       1.310          12/01/04             3,417
Heller Financial, Inc.                                              17,040       8.000          06/15/05            17,893
Household Finance Corp.                                              2,000       8.000          08/01/04             2,001
Household Finance Corp.                                              5,990       8.250          02/15/05             6,203
Household Finance Corp.                                             35,841       8.000          05/09/05            37,517
Household Finance Corp. (E)                                         10,400       1.860          06/17/05            10,432
HSBC Bank USA (E)                                                   14,000       1.709          09/24/04            14,004
Long Lane Master Trust IV (E)                                       25,000       1.810          12/30/04            25,000
Merrill Lynch & Co Inc.                                              5,500       4.540          03/08/05             5,601
New York Life Insurance Co. (E)                                     50,000       1.350          11/19/04            50,000
New York Life Insurance Co. (E)                                     25,000       1.318          05/18/05            25,000
Pacific Life Insurance Co. (E)                                      50,000       1.690          07/25/05            50,000
Principal Life Global Funding I (E)                                 14,700       1.640          12/17/04            14,706
Protective Life Insurance Co. (E)                                   50,000       1.430          05/23/05            50,000
Protective Life US Funding (E)                                      51,200       1.429          02/04/05            51,277
Tango Finance Corp. (E)                                             35,000       1.614          12/10/04            35,000
Tango Finance Corp. (E)                                             20,000       1.350          12/15/04            19,999
Tango Finance Corp. (E)                                             50,000       1.210          02/25/05            49,996
Tango Finance Corp.                                                 20,000       1.510          03/09/05            20,000
The Travelers Insurance Company (E)                                 50,000       1.700          11/12/04            50,000
                                                                                                              ------------

TOTAL CORPORATE BONDS AND NOTES (amortized cost $863,039)                                                          863,039
                                                                                                              ------------

MUNICIPAL BONDS - 2.5%
Illinois Health Facilities Authority Revenue, weekly demand
   (E)(n)                                                           43,600       1.310          07/01/24            43,600
Illinois Health Facilities Authority Revenue, weekly demand
   (E)(n)                                                           27,300       1.290          01/01/28            27,300
                                                                                                              ------------

TOTAL MUNICIPAL BONDS (amortized cost $70,900)                                                                      70,900
                                                                                                              ------------

REGISTERED INVESTMENT COMPANY FUNDS - 4.9%
Merrill Lynch Premier Institutional Fund                         4,069,322                                           4,069
Reserve Primary Fund Class 8                                   135,417,352                                         135,418
                                                                                                              ------------

TOTAL REGISTERED INVESTMENT COMPANY FUNDS
(amortized cost $139,487)                                                                                          139,487
                                                                                                              ------------

DOMESTIC COMMERCIAL PAPER - 49.9%
Atlantis I Funding                                                   8,087       1.500          09/01/04             8,076
Atlantis I Funding                                                  25,000       1.500          09/02/04            24,965
Atlantis I Funding                                                  25,000       1.830          01/03/05            24,800
Bavaria Universal Funding Corp.                                     16,020       1.350          08/02/04            16,018
Bavaria Universal Funding Corp.                                     12,000       1.180          08/11/04            11,995
Bavaria Universal Funding Corp.                                     10,025       1.370          08/13/04            10,020
Bavaria Universal Funding Corp.                                      4,705       1.410          08/16/04             4,702

                                                            Money Market Fund  3

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Bavaria Universal Funding Corp.                                     30,025       1.430          08/20/04            30,000
Bavaria Universal Funding Corp.                                      4,361       1.470          09/03/04             4,355
Bavaria Universal Funding Corp.                                     13,310       1.570          10/05/04            13,271
Bavaria Universal Funding Corp.                                     13,300       1.580          10/13/04            13,256
Bavaria Universal Funding Corp.                                      8,035       1.590          10/15/04             8,008
BTM Capital Corp.                                                   15,000       1.360          08/02/04            14,999
BTM Capital Corp.                                                   35,000       1.360          08/05/04            34,995
BTM Capital Corp.                                                   50,000       1.380          08/11/04            49,981
BTM Capital Corp.                                                   36,000       1.440          08/18/04            35,976
Co-Op Association of Tractor Dealers - Series A                      9,000       1.310          08/02/04             8,999
Co-Op Association of Tractor Dealers - Series A                     12,100       1.130          08/06/04            12,097
Co-Op Association of Tractor Dealers - Series A                      5,000       1.340          08/12/04             4,998
Co-Op Association of Tractor Dealers - Series A                      6,100       1.120          08/13/04             6,097
Co-Op Association of Tractor Dealers - Series A                     14,400       1.120          08/16/04            14,392
Co-Op Association of Tractor Dealers - Series A                      5,000       1.120          08/17/04             4,997
Co-Op Association of Tractor Dealers - Series A                      8,500       1.120          08/20/04             8,494
Co-Op Association of Tractor Dealers - Series A                      1,700       1.130          08/23/04             1,699
Co-Op Association of Tractor Dealers - Series A                      5,000       1.120          09/24/04             4,991
Co-Op Association of Tractor Dealers - Series A                      1,246       1.200          10/01/04             1,243
Co-Op Association of Tractor Dealers - Series A                     14,500       1.210          10/13/04            14,463
Co-Op Association of Tractor Dealers - Series A                      5,000       1.300          10/18/04             4,986
Co-Op Association of Tractor Dealers - Series A                      3,800       1.300          10/20/04             3,789
Co-Op Association of Tractor Dealers - Series A                      3,400       1.300          10/22/04             3,390
Co-Op Association of Tractor Dealers - Series A                      6,000       1.320          10/29/04             5,980
Co-Op Association of Tractor Dealers - Series A                      7,100       1.320          11/01/04             7,076
Co-Op Association of Tractor Dealers - Series A                      1,000       1.500          11/02/04               996
Co-Op Association of Tractor Dealers - Series A                     11,300       1.500          11/10/04            11,252
Co-Op Association of Tractor Dealers - Series A                      9,200       1.850          01/12/05             9,122
Co-Op Association of Tractor Dealers - Series B                     24,600       1.340          08/06/04            24,594
Co-Op Association of Tractor Dealers - Series B                      3,100       1.340          08/13/04             3,098
Co-Op Association of Tractor Dealers - Series B                     20,700       1.120          08/16/04            20,689
Co-Op Association of Tractor Dealers - Series B                      4,500       1.120          08/20/04             4,497
Co-Op Association of Tractor Dealers - Series B                      1,100       1.520          09/14/04             1,098
Co-Op Association of Tractor Dealers - Series B                      2,000       1.100          09/20/04             1,997
Co-Op Association of Tractor Dealers - Series B                      1,000       1.520          09/21/04               998
Co-Op Association of Tractor Dealers - Series B                      8,400       1.230          09/28/04             8,383
Co-Op Association of Tractor Dealers - Series B                      1,000       1.520          09/29/04               997
Co-Op Association of Tractor Dealers - Series B                      1,000       1.520          09/30/04               997
Co-Op Association of Tractor Dealers - Series B                      2,000       1.200          10/01/04             1,996
Co-Op Association of Tractor Dealers - Series B                      9,100       1.300          10/20/04             9,074
Co-Op Association of Tractor Dealers - Series B                      1,500       1.300          10/22/04             1,496
Co-Op Association of Tractor Dealers - Series B                      5,000       1.320          11/01/04             4,983
Co-Op Association of Tractor Dealers - Series B                     10,100       1.500          11/10/04            10,057
Co-Op Association of Tractor Dealers - Series B                      1,800       1.750          11/30/04             1,789
Co-Op Association of Tractor Dealers - Series B                      2,216       1.770          12/01/04             2,203
Eiffel Funding LLC                                                   2,328       1.160          08/02/04             2,328
Eiffel Funding LLC                                                  12,000       1.180          08/09/04            11,997
Eiffel Funding LLC                                                  10,000       1.340          08/16/04             9,994
Eiffel Funding LLC                                                  15,000       1.470          08/31/04            14,982
Fairway Finance                                                     12,340       1.330          08/13/04            12,335
Galleon Capital Corp.                                               50,000       1.310          08/02/04            49,998
Galleon Capital Corp.                                               55,471       1.090          08/11/04            55,454

 4  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Galleon Capital Corp.                                               32,582       1.360          08/18/04            32,558
Galleon Capital Corp.                                                3,079       1.280          09/10/04             3,075
General Electric Capital Services Inc.                              40,000       1.390          12/13/04            39,793
General Electric Capital Services Inc.                              15,000       2.040          02/01/05            14,844
Giro Balanced Funding Corp.                                          8,639       1.320          08/02/04             8,639
Giro Balanced Funding Corp.                                         38,310       1.360          08/16/04            38,288
Giro Balanced Funding Corp.                                          4,404       1.480          09/15/04             4,396
Gotham Funding Corp.                                                35,000       1.340          08/03/04            34,997
Gotham Funding Corp.                                                36,000       1.410          08/05/04            35,992
Gotham Funding Corp.                                                12,833       1.390          08/12/04            12,828
Gotham Funding Corp.                                                10,000       1.400          08/16/04             9,994
Gotham Funding Corp.                                                25,000       1.430          08/17/04            24,984
Gotham Funding Corp.                                                40,000       1.440          08/18/04            39,973
Gotham Funding Corp.                                                17,895       1.450          08/24/04            17,877
Hatteras Funding                                                     8,489       1.480          09/17/04             8,472
High Peak Funding LLC                                               49,000       1.320          08/05/04            48,993
High Peak Funding LLC                                               85,000       1.370          08/16/04            84,951
High Peak Funding LLC                                                5,259       1.400          08/17/04             5,256
Ivory Funding Corp.                                                  4,433       1.370          08/16/04             4,430
Lockhart Funding LLC                                                60,000       1.350          08/02/04            59,998
Lockhart Funding LLC                                                33,000       1.530          09/07/04            32,949
Lockhart Funding LLC                                                45,000       1.580          10/01/04            44,880
Long Lane Master Trust IV                                           25,000       1.210          08/12/04            24,991
Long Lane Master Trust IV                                           15,052       1.470          08/30/04            15,034
Long Lane Master Trust IV                                           43,975       1.500          09/07/04            43,907
Louis Dreyfus Corp. (Barc)                                          20,000       1.460          08/30/04            19,976
Moat Funding LLC                                                     2,750       1.250          10/01/04             2,744
UBS Finance (Delaware) Inc.                                         14,375       1.370          08/12/04            14,368
                                                                                                              ------------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $1,419,699)                                                      1,419,699
                                                                                                              ------------

UNITED STATES GOVERNMENT AGENCIES - 3.3%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR
   Floater) (E)                                                      8,438       2.160          12/01/17             8,538
Federal Home Loan Bank Note                                         25,000       1.500          03/08/05            25,000
Federal Home Loan Bank Note                                          6,095       1.560          05/13/05             6,091
Federal National Mortgage Association Note (E)                       9,500       1.500          02/15/05             9,500
Federal National Mortgage Association Note                          30,000       1.360          05/03/05            29,957
Federal National Mortgage Association Note                          15,000       1.750          05/23/05            15,000
                                                                                                              ------------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost
$94,086)                                                                                                            94,086
                                                                                                              ------------

YANKEE CERTIFICATE OF DEPOSIT - 6.5%
BNP Paribas                                                         16,000       1.335          08/17/04            16,000
Canadian Imperial Bank Commerce                                     50,000       1.370          02/04/05            50,000
Deutsche Bank AG                                                    70,000       1.180          12/16/04            70,000
Deutsche Bank AG                                                    25,000       2.110          06/14/05            25,000
Royal Bank of Scotland PLC                                          25,000       1.490          05/04/05            24,912
                                                                                                              ------------

TOTAL YANKEE CERTIFICATE OF DEPOSIT (amortized cost
$185,912)                                                                                                          185,912
                                                                                                              ------------

TOTAL INVESTMENTS - 97.4% (amortized cost $2,773,123) (+)                                                        2,773,123
                                                                                                              ------------

                                                            Money Market Fund  5

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.6%
Agreement with ABN AMRO Bank and The Bank of New York
   (Tri-party) of $75,000 dated July 30, 2004 at 1.350% to
   be repurchased at $75,008 on August 2, 2004,
   collateralized by:
   $131,646 U.S. Government Agency Securities, valued at
   $78,077                                                                                                          75,000
                                                                                                              ------------

TOTAL REPURCHASE AGREEMENTS (identified cost $75,000)                                                               75,000
                                                                                                              ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.0%
(cost $2,848,123) (+)                                                                                            2,848,123

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                             1,193
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                              2,849,316
                                                                                                              ============

See accompanying notes which are an integral part of the financial statements.

 6  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 41.4 %
Aid to Sri Lanka Guaranteed Note (LIBOR Floater) (E)                 2,000       2.160          06/15/12             2,011
Federal Farm Credit Bank Note                                        1,000       1.250          01/24/05               996
Federal Home Loan Bank (E)                                             100       1.258          12/15/04               100
Federal Home Loan Bank Note                                            300       1.250          08/13/04               300
Federal Home Loan Bank Note                                            250       6.000          08/25/04               251
Federal Home Loan Bank Note                                          3,000       1.400          02/25/05             2,999
Federal Home Loan Bank Note                                          1,000       1.470          02/28/05             1,000
Federal Home Loan Bank Note                                          4,000       1.500          03/01/05             4,002
Federal Home Loan Bank Note                                          2,000       1.450          03/11/05             1,997
Federal Home Loan Mortgage Corp.                                       700       1.140          08/06/04               700
Federal National Mortgage Association (E)                            2,000       1.430          12/15/04             2,000
Federal National Mortgage Association Note                           1,450       1.500          02/15/05             1,449
Federal National Mortgage Association Note (E)                       5,000       1.489          03/23/05             5,000
Student Loan Marketing Association Note                              1,500       2.000          03/15/05             1,505
                                                                                                              ------------

TOTAL INVESTMENTS - 41.4% (amortized cost $24,310)                                                                  24,310
                                                                                                              ------------

REPURCHASE AGREEMENTS - 58.4%
Agreement with ABN AMRO Bank and The Bank of New York
   (Tri-party) of $34,360 dated July 30, 2004 at 1.350% to
   be repurchased at $34,364 on August 2, 2004,
   collateralized by:
   $33,289 U.S. Government Agency Securities, valued at
   $35,048                                                                                                          34,360
                                                                                                              ------------

TOTAL REPURCHASE AGREEMENTS (identified cost $34,360)                                                               34,360
                                                                                                              ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 99.8%
(cost $58,670) (+)                                                                                                  58,670

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                                               109
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                 58,779
                                                                                                              ============

  See accompanying notes which are an integral part of the financial statements.

                                              US Government Money Market Fund  7

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.7%
Alabama - 1.2%
Lauderdale County Public Park Recreation Board Revenue
   Bonds, weekly demand (E)                                            600       1.080          12/01/20               600
Spring Hill College Educational Building Authority Revenue
   Bonds, weekly demand (E)                                          1,000       1.150          09/01/24             1,000
                                                                                                              ------------
                                                                                                                     1,600
                                                                                                              ------------
Arizona - 1.7%
Maricopa County Industrial Development Authority Revenue
   Bonds, weekly demand (E)                                          2,225       1.070          04/15/30             2,225
Phoenix, Arizona Industrial Development Authority, daily
   demand (E)                                                          200       1.100          01/01/31               200
                                                                                                              ------------
                                                                                                                     2,425
                                                                                                              ------------
California - 1.2%
California State Department of Water Resources Revenue
   Bonds, weekly demand (E)                                          1,000       0.990          05/01/22             1,000
Carlsbad Unified School District Certificate of
   Participation, weekly demand (E)(u)                                 500       1.080          09/01/24               500
Rohnert Park California Revenue Bonds, weekly demand (E)               215       1.060          06/15/25               215
                                                                                                              ------------
                                                                                                                     1,715
                                                                                                              ------------
Colorado - 2.9%
Arapahoe County Water & Wastewater Authority Revenue Bonds,
   weekly demand (E)                                                 2,000       1.110          12/01/33             2,000
Denver City & County Colorado Revenue Bonds, weekly demand
   (E)                                                                 100       1.110          12/01/29               100
SBC Metropolitan District General Obligation Limited, weekly
   demand (E)                                                        2,000       1.180          12/01/17             2,000
                                                                                                              ------------
                                                                                                                     4,100
                                                                                                              ------------
Delaware - 0.5%
Delaware State Economic Development Authority Revenue Bonds,
   weekly demand (E)                                                   450       1.150          12/01/15               450
Delaware State Economic Development Authority Revenue Bonds,
   weekly demand (E)                                                   300       1.090          05/01/15               300
                                                                                                              ------------
                                                                                                                       750
                                                                                                              ------------
District of Columbia - 0.5%
District of Columbia Revenue Bonds, weekly demand (E)                  700       1.180          12/01/23               700
                                                                                                              ------------

Florida - 3.0%
Florida Housing Finance Corporation Revenue Bonds, weekly
   demand (E)                                                          800       1.050          07/01/31               800
Fort Pierce Florida Revenue Bonds, weekly demand (E)                   300       1.080          10/01/17               300
Orange County Industrial Development Authority Revenue
   Bonds, semi-annual demand (E)                                     2,495       1.300          10/01/15             2,495
Pinellas County Health Facility Authority Revenue Bonds,
   weekly demand (E)(u)                                                100       1.120          12/01/15               100
Sarasota County Public Hospital Board Revenue Bonds, weekly
   demand (E)(u)                                                       500       0.950          07/01/37               500
                                                                                                              ------------
                                                                                                                     4,195
                                                                                                              ------------

 8  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Georgia - 4.2%
Dalton Georgia Revenue Bonds, weekly demand (E)(u)                   1,085       1.150          01/01/12             1,085
Fulton County Housing Authority Revenue Bonds, weekly demand
   (E)                                                               1,000       1.080          06/01/23             1,000
Gwinnett County Development Authority Revenue Bonds, weekly
   demand (E)                                                           65       1.080          03/01/17                65
Gwinnett County Development Authority Revenue Bonds, weekly
   demand (E)                                                          700       1.080          03/01/21               700
Marietta Housing Authority Revenue Bonds, weekly demand (E)          1,050       1.080          02/01/26             1,050
Thomasville Hospital Authority Revenue Bonds, weekly demand
   (E)                                                               2,000       1.090          11/01/23             2,000
                                                                                                              ------------
                                                                                                                     5,900
                                                                                                              ------------
Illinois - 14.2%
Belleville, Illinois Industrial Development Revenue, weekly
   demand (E)                                                          500       1.100          12/01/08               500
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                   900       1.100          10/01/31               900
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                   400       1.080          03/01/34               400
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                   100       1.080          11/01/25               100
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                 1,465       1.030          07/01/29             1,465
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                 1,000       1.080          08/01/30             1,000
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                 1,450       1.080          11/01/32             1,450
Illinois Educational Facilities Authority Revenue, weekly
   demand (E)                                                        2,100       1.070          03/01/28             2,100
Illinois Finance Authority Revenue Bonds, weekly demand (E)            150       1.080          09/01/08               150
Illinois Finance Authority Revenue Bonds, weekly demand (E)          3,975       1.150          07/01/33             3,976
Illinois Finance Authority Revenue Bonds, weekly demand (E)            800       1.250          04/01/21               800
Illinois Finance Authority Revenue Bonds, weekly demand (E)            700       1.250          08/01/26               700
Illinois State Educational Facilities Authority Revenue,
   weekly demand (E)                                                   800       1.080          03/01/27               800
Oakbrook Terrace Illinois Revenue Bonds, weekly demand (E)           2,100       1.350          12/01/25             2,100
Troy Grove Illinois Revenue Bonds, weekly demand (E)                   750       2.510          05/01/10               750
Winnebago & Boone Counties School District No. 205 Notes             1,500       2.270          10/28/04             1,502
Winnebago & Boone Counties School District No. 205 Notes             1,000       2.280          10/29/04             1,002
                                                                                                              ------------
                                                                                                                    19,695
                                                                                                              ------------
Indiana - 7.8%
Goshen Community Schools General Obligation Unlimited Notes          2,000       2.000          12/31/04             2,003
Goshen Community Schools Notes                                       1,500       1.900          12/31/04             1,503
Goshen Indiana Revenue Bonds, weekly demand (E)                      2,200       1.080          10/01/37             2,200
Indiana Bond Bank Revenue Notes                                      1,500       2.000          01/25/05             1,506
Indiana Health Facility Financing Authority Revenue Bonds,
   weekly demand (E)                                                 1,500       1.070          01/01/20             1,500
Indiana Health Facility Financing Authority Revenue Bonds,
   weekly demand (E)                                                   300       1.040          12/01/29               300
Indiana Hospital Equipment Financing Authority Revenue
   Series A (E)                                                        400       1.070          12/01/15               400
Spencer-Owen Community Schools Warrants                              1,500       2.000          12/31/04             1,505
                                                                                                              ------------
                                                                                                                    10,917
                                                                                                              ------------
Iowa - 1.2%
Iowa Finance Authority Revenue Bonds, weekly demand (E)                400       1.150          11/01/32               400
Iowa Higher Education Loan Authority Revenue Bonds, weekly
   demand (E)                                                          100       1.100          11/01/30               100
Iowa Higher Education Loan Authority Revenue Bonds, weekly
   demand (E)                                                          450       0.650          10/01/33               450
Iowa Higher Education Loan Authority Revenue Bonds, weekly
   demand (E)                                                          700       0.950          10/01/24               700
                                                                                                              ------------
                                                                                                                     1,650
                                                                                                              ------------

                                                   Tax Free Money Market Fund  9

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Kansas - 1.1%
Kansas Development Finance Authority Revenue Bonds, weekly
   demand (E)                                                          400       1.100          12/01/34               400
Prairie Village Kansas Revenue Bonds, weekly demand (E)              1,150       1.080          11/01/30             1,150
                                                                                                              ------------
                                                                                                                     1,550
                                                                                                              ------------
Kentucky - 4.9%
County of Jefferson Kentucky Revenue Bonds, weekly demand
   (E)                                                               1,800       1.130          10/01/19             1,800
Kentucky Asset Liability Commission Revenue Notes                    2,500       3.000          06/29/05             2,532
Kentucky Association of Counties Certificate of
   Participation                                                     2,500       3.000          06/30/05             2,530
                                                                                                              ------------
                                                                                                                     6,862
                                                                                                              ------------
Maryland - 1.0%
County of Montgomery Maryland, monthly demand (E)                      690       1.250          04/01/14               690
Maryland State Economic Development Corp. Revenue Bonds,
   weekly demand (E)                                                   660       1.080          09/01/24               660
                                                                                                              ------------
                                                                                                                     1,350
                                                                                                              ------------
Massachusetts - 3.0%
Chicopee Massachusetts General Obligation Unlimited Notes            1,000       2.000          11/19/04             1,001
Hull Massachusetts General Obligation Limited Notes                  1,500       3.000          07/14/05             1,519
Massachusetts Development Finance Agency Revenue Bonds,
   weekly demand (E)                                                 1,000       1.030          10/01/29             1,000
Massachusetts Development Finance Agency Revenue Bonds,
   weekly demand (E)                                                   600       1.080          05/01/32               600
                                                                                                              ------------
                                                                                                                     4,120
                                                                                                              ------------
Michigan - 9.3%
Detroit Michigan Revenue Bonds, weekly demand (E)(u)                 1,590       1.050          07/01/23             1,590
Eastern Michigan University Revenue Bonds, weekly demand
   (E)(u)                                                              400       0.900          06/01/27               400
Green Lake Township Economic Development Corp. Revenue
   Bonds, weekly demand (E)                                          2,800       1.090          06/01/27             2,801
Lansing Economic Development Corp. Revenue Bonds,
   semi-annual demand (E)                                            1,530       1.900          05/01/15             1,530
Leelanau County Economic Development Corp., semi-annual
   demand (E)                                                          265       1.650          06/15/06               265
Michigan State Housing Development Authority Revenue Bonds,
   weekly demand (E)                                                 1,000       1.080          08/15/32             1,000
Michigan State Job Development Authority Revenue Bonds,
   monthly demand (E)                                                1,900       1.200          11/01/14             1,900
Michigan Strategic Fund Revenue Bonds, semi-annual demand
   (E)                                                                 180       1.200          10/15/05               180
Northern Michigan University Revenue Bonds, weekly demand
   (E)(u)                                                              300       1.100          06/01/31               300
Northville Township Economic Development Corp. Revenue
   Bonds, weekly demand (E)                                            500       1.130          05/01/14               500
Oakland County Economic Development Corp. Revenue Bonds,
   semi-annual demand (E)                                              765       1.600          08/01/15               765
Pinckney Community Schools General Obligation Unlimited
   Notes                                                             1,200       1.500          08/20/04             1,200
Sterling Heights Economic Development Corp. Revenue Bonds,
   weekly demand (E)                                                   550       1.060          12/01/10               550
                                                                                                              ------------
                                                                                                                    12,981
                                                                                                              ------------

 10  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Minnesota - 2.8%
Arden Hills Minnesota Revenue Bonds, weekly demand (E)                 496       1.150          09/01/29               496
City of Austin Minnesota Revenue Bonds, weekly demand (E)            1,400       1.170          12/01/13             1,400
City of Minneapolis Minnesota Revenue Bonds, weekly demand
   (E)                                                                 500       1.200          05/01/26               500
Minnesota Higher Education Facilities Authority Revenue
   Bonds, weekly demand (E)                                            300       0.800          10/01/30               300
St. Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (E)                                                 1,230       1.220          08/01/25             1,230
                                                                                                              ------------
                                                                                                                     3,926
                                                                                                              ------------
Missouri - 2.9%
Clayton Industrial Development Authority Revenue Bonds,
   weekly demand (E)                                                 1,000       1.240          01/01/09             1,000
Missouri Development Finance Board Revenue Bonds, weekly
   demand (E)                                                          300       0.950          12/01/20               300
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                    400       1.150          10/01/24               400
St. Charles County Industrial Development Authority Revenue
   Bonds, weekly demand (E)                                          2,300       1.190          12/01/27             2,300
                                                                                                              ------------
                                                                                                                     4,000
                                                                                                              ------------
Multi-State and Other - 1.5%
GAF Tax Exempt Bond Grantor Trust, monthly demand (E)                1,000       1.750          10/01/12             1,000
Greystone Municipal Lease Certificate Trust Certificate of
   Participation, weekly demand (E)                                    330       1.270          07/01/05               330
Greystone Revenue Bond Certificate Trust (E)                           700       1.210          05/01/28               700
                                                                                                              ------------
                                                                                                                     2,030
                                                                                                              ------------
Nebraska - 0.2%
Nebraska Educational Finance Authority Revenue Bonds, weekly
   demand (E)                                                          300       1.100          08/01/31               300
                                                                                                              ------------

New York - 0.3%
Albany Industrial Development Agency Revenue Bonds, weekly
   demand (E)                                                          480       1.180          07/01/32               480
                                                                                                              ------------

North Carolina - 1.3%
Mcdowell County Industrial Facilities & Pollution Control
   Financing Authority Revenue Bonds, weekly demand (E)              1,870       1.120          05/01/22             1,870
                                                                                                              ------------

Ohio - 5.2%
American Municipal Power-Ohio Inc. Revenue Notes                       620       1.250          12/02/04               620
American Municipal Power-Ohio Inc. Revenue Notes                       565       1.300          12/09/04               565
American Municipal Power-Ohio Inc. Revenue Notes                     2,200       1.150          03/17/05             2,200
Clermont County Ohio Revenue Bonds, semi-annual demand (E)             900       1.350          05/01/12               900
New Albany Community Authority Revenue Bonds, weekly demand
   (E)                                                               1,050       1.080          02/01/25             1,050
Scioto County Ohio Revenue Bonds, weekly demand (E)                    535       1.550          12/01/15               535
Stark County Ohio Revenue Bonds, weekly demand (E)                   1,320       1.300          09/15/16             1,320
                                                                                                              ------------
                                                                                                                     7,190
                                                                                                              ------------
Oklahoma - 0.7%
Tulsa County Industrial Authority Revenue Bonds, weekly
   demand (E)                                                        1,000       1.400          05/15/17             1,000
                                                                                                              ------------

                                                  Tax Free Money Market Fund  11

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Oregon - 0.8%
Hillsboro Oregon Revenue Bonds, weekly demand (E)                    1,150       1.130          08/01/11             1,150
                                                                                                              ------------

Pennsylvania - 2.3%
Berks County Industrial Development Authority, weekly demand
   (E)                                                               1,350       1.100          12/01/04             1,350
City of Philadelphia Pennsylvania Revenue Bonds, weekly
   demand (E)(u)                                                       100       0.990          06/15/23               100
Hazleton Area Industrial Development Authority Revenue
   Bonds, weekly demand (E)                                            685       1.100          10/01/24               685
Sayre Health Care Facilities Authority Revenue Bonds, weekly
   demand (E)(u)                                                     1,100       1.090          12/01/20             1,100
                                                                                                              ------------
                                                                                                                     3,235
                                                                                                              ------------

Tennessee - 3.6%
Franklin County Health & Educational Facilities Board
   Revenue Bonds, semi-annual demand (E)                             1,535       1.150          09/01/10             1,535
Knox County Health Educational & Housing Facilities Board
   Revenue Bonds, weekly demand (E)                                    320       1.080          03/01/19               320
Knox County Industrial Development Board Revenue Bonds,
   weekly demand (E)(u)                                              2,100       1.550          12/01/14             2,100
Wilson County Industrial Development Board (E)                       1,100       1.400          07/01/26             1,100
                                                                                                              ------------
                                                                                                                     5,055
                                                                                                              ------------

Texas - 7.6%
City of Houston Texas Revenue Bonds, weekly demand (E)(u)            2,000       1.140          05/15/27             2,000
City of Houston Texas Revenue Bonds, weekly demand (E)(u)            1,000       1.140          05/15/26             1,000
Cypress-Fairbanks Independent School District General
   Obligation Unlimited, weekly demand (E)                           2,000       1.140          02/15/27             2,000
Garland Health Facilities Development Corp. Revenue Bonds,
   weekly demand (E)                                                   400       1.080          11/15/32               400
Gulf Coast Waste Disposal Authority Revenue Bonds, weekly
   demand (E)                                                          490       1.060          12/01/08               490
San Antonio Independent School District General Obligation
   Unlimited                                                           660       4.000          08/15/04               661
State of Texas Revenue Notes                                         2,000       2.000          08/31/04             2,001
Tarrant County Housing Finance Corp. Revenue Bonds, weekly
   demand (E)                                                        1,900       1.080          02/15/27             1,900
                                                                                                              ------------
                                                                                                                    10,452
                                                                                                              ------------
Vermont - 4.0%
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)                                  1,685       1.180          06/01/22             1,685
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)                                    695       1.180          06/01/27               695
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)(u)                               1,200       1.090          12/01/25             1,200
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)                                  1,910       1.090          10/01/25             1,910
                                                                                                              ------------
                                                                                                                     5,490
                                                                                                              ------------
Virginia - 0.7%
Virginia Public School Authority Revenue Bonds                       1,000       4.500          08/01/04             1,000
                                                                                                              ------------

 12  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Washington - 1.4%
Washington State Housing Finance Commission Nonprofit
   Housing Revenue, daily demand (E)                                   100       5.100          07/01/11               100
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)                                                   300       1.140          08/01/19               300
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)                                                 1,175       1.130          08/01/24             1,175
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)                                                   200       1.140          12/01/33               200
                                                                                                              ------------
                                                                                                                     1,775
                                                                                                              ------------

West Virginia - 0.7%
Marshall County West Virginia Revenue Bonds, weekly demand
   (E)                                                               1,000       1.230          03/01/26             1,000
                                                                                                              ------------
Wisconsin - 6.0%
City of Milwaukee Wisconsin Revenue Bonds, weekly demand (E)           650       1.080          06/01/29               650
Milwaukee Redevelopment Authority Revenue Bonds, weekly
   demand (E)                                                          600       1.200          07/01/21               600
New Berlin School District General Obligation Unlimited
   Notes                                                             1,500       2.000          09/03/04             1,501
West Salem School District Revenue Notes                             1,000       1.750          09/01/04             1,000
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                  1,855       1.110          06/01/19             1,855
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                               1,300       1.100          12/01/29             1,300
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                  1,345       1.110          08/15/30             1,345
                                                                                                              ------------
                                                                                                                     8,251
                                                                                                              ------------

TOTAL INVESTMENTS - 99.7% (amortized cost $138,714)(+)                                                             138,714

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                               381
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                139,095
                                                                                                              ============

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax Free Money Market Fund  13

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)


----------------------------------------------------------------------------
QUALITY RATINGS AS A % OF VALUE
P-1/A-1; MIG1/SP-1/F1 or equivalent                                100%
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
Non-Profit                                                           18%
Cashflow Note                                                        14
Corporate                                                            13
Education (colleges and universities)                                11
Multi-Family Housing Bond                                            11
Hospital                                                              9
Water and Sewer                                                       5
Bond Anticipation Note                                                4
Nursing Home                                                          4
School District                                                       4
Asset Backed                                                          2
Special Tax                                                           2
Annual Appropriation                                                  1
Electric                                                              1
General Obligation                                                    1
                                                                    ---
                                                                   100%
                                                                    ===

See accompanying notes which are an integral part of the financial statements.

 14  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
 # All securities with a maturity date greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(n)   Taxable security.
(+)   The identified cost for Federal income tax purpose is the same.
(a) Multi-State bond issue including Alabama, California, Colorado, Connecticut, Florida, Georgia, Illinois, Indiana, Kansas, Kentucky, Massachusetts, Maine, Michigan, Minnesota, New Hampshire, New Jersey, New York, Ohio, Oklahoma, Pennsylvania, South Carolina, Texas, and Virginia.
(e) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Kentucky, Tennessee, and Virginia.

ABBREVIATIONS:

LIBOR - London Interbank Offered Rate

A-1 - A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's for commercial paper obligations. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; (may have an added "+" to denote any exceptionally strong credit feature.)

MIG1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.

P-1 - The highest tax-exempt rating given by Moody's Investor Services to commercial paper with a "superior capacity for repayment."

SP-1 - The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

                                           Notes to Schedules of Investments  15

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FORM N-Q -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios, referred to as "Funds." This Form N-Q reports on three Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' Form N-Q is prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Form N-Q.

   Security valuation

   The Money Market, US Government Money Market and the Tax Free Money Market Funds' portfolio investments comply with Rule 2a-7 of the Investment Company Act of 1940, as amended. Accordingly, each portfolio instrument meeting certain materiality parameters and credit worthiness standards is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/premium is assumed. The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   Repurchase agreements

   The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fed wire closing time remains at least equal to 102% of the repurchase price. The money manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. RELATED PARTIES

   The Investment Company Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Money Market, US Government Money Market, and Tax Free Money Market Funds. As of July 31, 2004, $1,379,538,117, $6,275,000, and
   $8,161,984, respectively, represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $775,000,000 is invested in the Money Market Fund.

 16  Notes to Form N-Q

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

4. SHAREHOLDER REQUESTS FOR OTHER INFORMATION

   Adoption of Form N-Q requirements and a description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are available (i) without charge, upon request, by calling the Fund at (800)787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

                                                           Notes to Form N-Q  17

(RUSSELL LOGO)

Frank Russell Investment Company

909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-070 (1 09/04)

LIFEPOINTS(R) FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY


                             [IMAGE OF MOUNTAINTOP]

2004 FORM N-Q QUARTERLY REPORT


CLASS A, C, D, E, AND S SHARES


EQUITY AGGRESSIVE STRATEGY FUND

AGGRESSIVE STRATEGY FUND

BALANCED STRATEGY FUND

MODERATE STRATEGY FUND

CONSERVATIVE STRATEGY FUND


JULY 31, 2004


                                                                  [RUSSELL LOGO]

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. This Form N-Q reports on five Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                              LifePoints(R) Funds

                                    Form N-Q

                           July 31, 2004 (Unaudited)

                               Table of Contents

                                                                            Page
Equity Aggressive Strategy Fund......................................        3
Aggressive Strategy Fund.............................................        4
Balanced Strategy Fund...............................................        5
Moderate Strategy Fund...............................................        6
Conservative Strategy Fund...........................................        7
Notes to Form N-Q....................................................        8

Frank Russell Investment Company - LifePoints Funds

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% global return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) EQUITY AGGRESSIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Domestic Equities - 70.8%
Diversified Equity Fund                             5,196,839         200,026
Quantitative Equity Fund                            5,894,761         200,127
Real Estate Securities Fund                         1,253,800          48,886
Special Growth Fund                                   816,656          41,184
                                                                 ------------
                                                                      490,223
                                                                 ------------

International Equities - 29.0%
Emerging Markets Fund                               3,052,505          34,890
International Securities Fund                       3,103,626         166,013
                                                                 ------------
                                                                      200,903
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $638,952)                                            691,126

OTHER ASSETS AND LIABILITIES NET - 0.2%                                   795
                                                                 ------------

NET ASSETS - 100.0%                                                   691,921
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                LifePoints(R) Equity Aggressive Strategy Fund  3

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) AGGRESSIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.6%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 19.9%
Multistrategy Bond Fund                            26,244,706         273,207
                                                                 ------------

Domestic Equities - 56.8%
Diversified Equity Fund                             8,147,589         313,601
Quantitative Equity Fund                            9,237,107         313,600
Real Estate Securities Fund                         2,124,993          82,853
Special Growth Fund                                 1,348,502          68,005
                                                                 ------------
                                                                      778,059
                                                                 ------------

International Equities - 22.9%
Emerging Markets Fund                               4,790,949          54,761
International Securities Fund                       4,848,362         259,339
                                                                 ------------
                                                                      314,100
                                                                 ------------

TOTAL INVESTMENTS - 99.6%
(identified cost $1,294,974)                                        1,365,366

OTHER ASSETS AND LIABILITIES NET - 0.4%                                 2,981
                                                                 ------------

NET ASSETS - 100.0%                                                 1,368,347
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 4  LifePoints(R) Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) BALANCED STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.7%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 39.9%
Diversified Bond Fund                              18,608,774         437,678
Multistrategy Bond Fund                            42,029,463         437,527
                                                                 ------------
                                                                      875,205
                                                                 ------------

Domestic Equities - 40.9%
Diversified Equity Fund                             9,107,160         350,535
Quantitative Equity Fund                           10,322,981         350,465
Real Estate Securities Fund                         2,834,831         110,530
Special Growth Fund                                 1,739,061          87,701
                                                                 ------------
                                                                      899,231
                                                                 ------------

International Equities - 18.9%
Emerging Markets Fund                               5,751,594          65,741
International Securities Fund                       6,550,123         350,366
                                                                 ------------
                                                                      416,107
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $2,040,057)                                        2,190,543

OTHER ASSETS AND LIABILITIES NET - 0.3%                                 5,696
                                                                 ------------

NET ASSETS - 100.0%                                                 2,196,239
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                         LifePoints(R) Balanced Strategy Fund  5

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) MODERATE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.7%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 59.7%
Diversified Bond Fund                               7,108,392         167,189
Short Term Bond Fund                               10,769,372         204,403
                                                                 ------------
                                                                      371,592
                                                                 ------------

Domestic Equities - 29.0%
Diversified Equity Fund                             1,779,912          68,509
Quantitative Equity Fund                            2,017,505          68,494
Real Estate Securities Fund                           635,710          24,786
Special Growth Fund                                   371,361          18,728
                                                                 ------------
                                                                      180,517
                                                                 ------------

International Equities - 11.0%
International Securities Fund                       1,279,653          68,449
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $586,816)                                            620,558

OTHER ASSETS AND LIABILITIES NET - 0.3%                                 1,796
                                                                 ------------

NET ASSETS - 100.0%                                                   622,354
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 6  LifePoints(R) Moderate Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 79.8%
Diversified Bond Fund                               4,160,422          97,853
Short Term Bond Fund                               13,578,092         257,712
                                                                 ------------
                                                                      355,565
                                                                 ------------

Domestic Equities - 17.1%
Diversified Equity Fund                               812,252          31,264
Quantitative Equity Fund                              920,135          31,239
Real Estate Securities Fund                           344,520          13,433
                                                                 ------------
                                                                       75,936
                                                                 ------------

International Equities - 3.0%
International Securities Fund                         250,859          13,418
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $427,630)                                            444,919

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                  572
                                                                 ------------

NET ASSETS - 100.0%                                                   445,491
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                     LifePoints(R) Conservative Strategy Fund  7

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FORM N-Q -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios, referred to as "Funds." This Form N-Q reports on five LifePoints(R) Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   Each of the LifePoints Funds allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). Each of the LifePoints Funds will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the percentages specified below:

                                                                    ASSET ALLOCATION TARGETS
                                -------------------------------------------------------------------------------------------------
                                EQUITY AGGRESSIVE      AGGRESSIVE           BALANCED            MODERATE          CONSERVATIVE
 ASSET CLASS/UNDERLYING FUNDS     STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity            29%                 23%                 16%                 11%                  7%
         Special Growth                 6                   5                   4                   3                  --
         Quantitative Equity           29                  23                  16                  11                   7
         Real Estate
           Securities                   7                   6                   5                   4                   3
      International Equities
         International
           Securities                  24                  19                  16                  11                   3
         Emerging Markets               5                   4                   3                  --                  --
   Bonds
         Diversified Bond              --                  --                  20                  27                  22
         Short Term Bond               --                  --                  --                  33                  58
         Multistrategy Bond            --                  20                  20                  --                  --

   Objectives of the Underlying Funds:

   Diversified Equity Fund

   Seeks to provide long term capital growth.

   Special Growth Fund

   Seeks to provide long term capital growth.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   Real Estate Securities Fund

   Seeks to provide current income and long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

 8  Notes to Form N-Q

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Diversified Bond Fund

   Seeks to provide current income and the preservation of capital.

   Short Term Bond Fund

   Seeks to provide current income and preservation of capital with a focus on short duration securities.

   Multistrategy Bond Fund

   Seeks to provide current income and capital appreciation.

   Form N-Q of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' Form N-Q is prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Form N-Q.

   Security valuation

   Investments in Underlying Funds are valued at the net asset value per share of each Fund as of 4:00 p.m. Eastern time, or the close of regular trading on the New York Stock Exchange, if earlier.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. FEDERAL INCOME TAXES

   At July 31, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                 EQUITY
                                               AGGRESSIVE       AGGRESSIVE        BALANCED         MODERATE       CONSERVATIVE
                                                STRATEGY         STRATEGY         STRATEGY         STRATEGY         STRATEGY
   ----------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                       $  643,125,182   $1,299,157,094   $2,047,466,301   $  587,114,539   $  427,752,948
                                             ==============   ==============   ==============   ==============   ==============
   Unrealized Appreciation                   $   48,000,989   $   66,208,647   $  143,076,308   $   33,830,864   $   18,260,592
   Unrealized Depreciation                               --               --               --         (387,498)      (1,094,748)
                                             --------------   --------------   --------------   --------------   --------------
   Net Unrealized Appreciation
     (Depreciation)                          $   48,000,989   $   66,208,647   $  143,076,308   $   33,443,366   $   17,165,844
                                             ==============   ==============   ==============   ==============   ==============

4. SHAREHOLDER REQUESTS FOR OTHER INFORMATION

   Adoption of Form N-Q requirements and a description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

                                                            Notes to Form N-Q  9

(RUSSELL LOGO)

Frank Russell Investment Company

909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-071 (1 09/04)

INSTITUTIONAL FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY


                             [IMAGE OF MOUNTAINTOP]

2004 FORM N-Q QUARTERLY REPORT

CLASS E,I, AND Y SHARES


EQUITY I FUND

EQUITY II FUND

EQUITY Q FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND


CLASS C,E, AND S SHARES


EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT TERM BOND FUND (Short Duration Bond Fund, effective September 15, 2004)


CLASS C,E,I, AND S SHARES


SELECT GROWTH FUND

SELECT VALUE FUND



JULY 31, 2004

                                                                  [RUSSELL LOGO]

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. This Form N-Q reports on eleven Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                              Institutional Funds

                                    Form N-Q

                           July 31, 2004 (Unaudited)

                               Table of Contents

                                                                            Page
Equity I Fund........................................................         3

Equity II Fund.......................................................        10

Equity Q Fund........................................................        21

International Fund...................................................        27

Fixed Income I Fund..................................................        42

Fixed Income III Fund................................................        60

Emerging Markets Fund................................................        80

Real Estate Securities Fund..........................................        91

Short Term Bond Fund (Short Duration Bond Fund, effective September
  15, 2004)..........................................................        93

Select Growth Fund...................................................       105

Select Value Fund....................................................       109

Notes to Schedules of Investments....................................       114

Notes to Form N-Q....................................................       115

Frank Russell Investment Company - Institutional Funds

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.1%
Auto and Transportation - 2.6%
American Axle & Manufacturing Holdings, Inc.            3,100             106
BorgWarner, Inc.                                        6,200             293
Burlington Northern Santa Fe Corp.                     33,670           1,195
CSX Corp.                                              55,700           1,743
Dana Corp.                                              9,700             187
Delphi Corp.                                           45,700             435
FedEx Corp.                                            26,640           2,181
Ford Motor Co.                                         24,200             356
General Motors Corp. (z)                               18,500             798
Gentex Corp.                                           17,400             623
JB Hunt Transport Services, Inc.                        3,300             127
Landstar System, Inc. (AE)                              1,400              70
Lear Corp.                                              4,300             237
Magna International, Inc. Class A                       1,400             113
Navistar International Corp.                           37,350           1,343
Norfolk Southern Corp.                                 22,200             593
Skywest, Inc.                                           2,100              30
Southwest Airlines Co.                                182,600           2,642
Swift Transportation Co., Inc. (AE)                    17,200             344
Union Pacific Corp.                                    13,210             744
United Parcel Service, Inc. Class B                    58,700           4,224
Visteon Corp.                                          89,500             920
Werner Enterprises, Inc.                               34,900             696
                                                                 ------------
                                                                       20,000
                                                                 ------------

Consumer Discretionary - 16.1%
Abercrombie & Fitch Co. Class A                        21,800             804
Accenture, Ltd. Class A (AE)                           13,200             325
Activision, Inc. (AE)                                  32,750             480
Advance Auto Parts (AE)                                24,300             902
Aeropostale, Inc. (AE)                                  2,300              70
Apollo Group, Inc. Class A (AE)                        19,600           1,638
Avon Products, Inc.                                    27,120           1,166
BearingPoint, Inc. (AE)                                70,900             586
Bed Bath & Beyond, Inc. (AE)                           52,472           1,857
Best Buy Co., Inc.                                     18,700             901
Borders Group, Inc.                                     3,900              89
Brink's Co. (The)                                       2,000              65
Carnival Corp.                                         30,800           1,436
CDW Corp.                                              16,800           1,080
CEC Entertainment, Inc. (AE)                            2,200              80
Cendant Corp.                                         207,500           4,748
Charming Shoppes                                        4,800              35
Chico's FAS, Inc. (AE)                                 18,600             779
Christopher & Banks Corp.                              18,900             309

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Circuit City Stores, Inc.                              54,400             767
Coach, Inc. (AE)                                       42,700           1,827
Corinthian Colleges, Inc. (AE)                         16,000             300
Darden Restaurants, Inc.                                9,200             196
Dillard's, Inc. Class A                                 2,400              55
DIRECTV Group, Inc. (The)                             124,369           2,016
Eastman Kodak Co.                                      13,600             360
eBay, Inc. (AE)                                        62,498           4,895
Education Management Corp. (AE)                         4,000             111
Electronic Arts, Inc. (AE)                             79,988           4,010
Estee Lauder Cos., Inc. (The) Class A                  20,000             878
Federated Department Stores                             6,300             302
Fisher Scientific International (z)                    21,700           1,263
Fossil, Inc. (AE)                                       1,900              46
Four Seasons Hotels, Inc. (z)                          52,879           3,209
Fox Entertainment Group, Inc. Class A (AE)             56,080           1,516
Gannett Co., Inc.                                      30,600           2,544
Gap, Inc. (The)                                        26,700             606
Gillette Co. (The)                                     85,500           3,333
GTECH Holdings Corp.                                    2,200              93
Harrah's Entertainment, Inc.                            2,200             102
Hasbro, Inc.                                           12,800             233
Home Depot, Inc.                                       87,500           2,951
IAC/InterActiveCorp (AE)(z)                            20,400             557
International Game Technology                          13,100             424
Interpublic Group of Cos., Inc.                        13,700             175
Jack in the Box, Inc. (AE)                              1,800              57
JC Penney Co., Inc. Holding Co.                        66,000           2,640
Jones Apparel Group, Inc.                               5,100             190
Kimberly-Clark Corp.                                   59,270           3,797
Kohl's Corp. (AE)                                      98,200           4,494
Leggett & Platt, Inc.                                   3,200              87
Liberty Media Corp. Class A (AE)                      183,500           1,556
Lowe's Cos., Inc.                                      40,749           1,985
Mandalay Resort Group                                  15,353           1,036
Marriott International, Inc. Class A                   67,600           3,299
May Department Stores Co. (The)                        17,300             459
Maytag Corp.                                            3,300              68
McDonald's Corp.                                      156,320           4,299
Newell Rubbermaid, Inc.                                39,900             862
Nike, Inc. Class B                                     36,408           2,647
Nordstrom, Inc.                                         1,900              83
Office Depot, Inc. (AE)                                20,000             328
Omnicom Group                                          17,300           1,246
Reader's Digest Association, Inc. (The)                 6,200              89
Reed Elsevier PLC - ADR (z)                            23,810             852
Royal Caribbean Cruises, Ltd. (z)                      27,586           1,179
RR Donnelley & Sons Co.                                56,000           1,777

                                                                Equity I Fund  3

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SCP Pool Corp.                                          1,100              45
Sears Roebuck and Co.                                  13,000             477
Sonic Corp. (AE)                                        1,300              30
Stanley Works (The)                                     2,000              85
Staples, Inc.                                          46,400           1,340
Starbucks Corp. (AE)                                    4,358             205
Starwood Hotels & Resorts Worldwide, Inc.              81,100           3,650
Target Corp.                                           79,400           3,462
Tech Data Corp. (AE)                                    7,600             285
Tiffany & Co.                                          82,910           2,964
Time Warner, Inc.                                     271,680           4,523
TJX Cos., Inc.                                         35,300             828
Tribune Co.                                            30,270           1,285
Tuesday Morning Corp. (AE)                              1,600              51
United Auto Group, Inc.                                 1,900              52
United Natural Foods, Inc. (AE)                         1,600              35
VeriSign, Inc. (AE)                                    96,900           1,697
VF Corp.                                                7,700             385
Viacom, Inc. Class B                                  124,270           4,174
Wal-Mart Stores, Inc.                                 108,044           5,727
Walt Disney Co.                                        81,300           1,877
Waste Management, Inc.                                137,200           3,861
Whirlpool Corp.                                         2,900             181
Wynn Resorts, Ltd. (AE)(z)                             19,068             682
XM Satellite Radio Holdings, Inc. Class A (AE)         17,100             451
Yahoo!, Inc. (AE)                                      80,630           2,483
Yum! Brands, Inc.                                       7,100             273
                                                                 ------------
                                                                      124,257
                                                                 ------------

Consumer Staples - 6.1%
Altria Group, Inc.                                    151,230           7,199
Anheuser-Busch Cos., Inc.                              14,200             737
Coca-Cola Co. (The)                                    99,100           4,347
Colgate-Palmolive Co.                                  35,800           1,905
CVS Corp.                                              14,813             620
Del Monte Foods Co. (AE)                               13,100             138
Diageo PLC - ADR (z)                                    9,340             469
HJ Heinz Co.                                           24,450             902
Kellogg Co.                                            42,070           1,753
Kroger Co.                                             35,400             559
PepsiCo, Inc.                                         187,879           9,394
Procter & Gamble Co.                                  225,190          11,744
RJ Reynolds Tobacco Holdings, Inc. (z)                  5,800             417
Safeway, Inc. (AE)                                     22,900             484
Sanderson Farms, Inc.                                   1,200              58
Sara Lee Corp.                                         56,800           1,247

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Smithfield Foods, Inc. (AE)                            29,800             845
Supervalu, Inc.                                        12,700             363
Systemco Corp.                                         27,570             950
Unilever NV Class S (z)                                 2,800             172
UST, Inc.                                              11,200             425
Walgreen Co.                                           26,630             969
Whole Foods Market, Inc.                               10,950             901
WM Wrigley Jr Co.                                       4,500             272
                                                                 ------------
                                                                       46,870
                                                                 ------------

Financial Services - 19.1%
ACE, Ltd.                                               5,300             215
Aflac, Inc.                                             9,200             365
Alliance Data Systems Corp. (AE)                       27,700           1,100
Allstate Corp. (The)                                   48,340           2,276
American Express Co.                                   95,750           4,811
American International Group, Inc.                    110,820           7,829
AmeriCredit Corp. (AE)                                 26,700             510
Ameritrade Holding Corp. (AE)                          32,500             360
AON Corp.                                              21,650             572
Archstone-Smith Trust (o)                              13,300             391
Astoria Financial Corp.                                 8,600             294
Automatic Data Processing, Inc.                        13,800             579
Bank of America Corp.                                 195,136          16,588
Bank of New York Co., Inc. (The)                       15,700             451
BB&T Corp.                                             13,700             531
Capital One Financial Corp.                            28,100           1,948
Checkfree Corp. (AE)                                   33,900           1,018
Chubb Corp.                                            38,460           2,645
Cigna Corp.                                            14,850             921
CIT Group, Inc.                                        21,900             761
Citigroup, Inc.                                       439,422          19,373
Comerica, Inc.                                         12,900             754
Countrywide Financial Corp.                            37,735           2,721
Crescent Real Estate Equities Co. (o)                  46,100             724
Deluxe Corp.                                            6,100             269
Equity Office Properties Trust (o)                     29,900             776
Equity Residential (o)                                 15,700             464
Fannie Mae                                            125,410           8,899
Fidelity National Financial, Inc.                       5,390             195
First American Corp.                                    3,100              83
First Data Corp.                                       45,200           2,016
Fiserv, Inc. (AE)                                      26,200             898
Franklin Resources, Inc.                                5,300             256
Freddie Mac                                            26,100           1,678
Genworth Financial, Inc. Class A (AE)                  37,700             857
Goldman Sachs Group, Inc.                              76,437           6,741
Hartford Financial Services Group, Inc.                45,260           2,946

 4  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HRPT Properties Trust (o)                               1,700              17
Huntington Bancshares, Inc.                            12,900             316
IMPAC Mortgage Holdings, Inc. (o)                       3,000              69
Instinet Group, Inc.                                   65,000             291
JP Morgan Chase & Co.                                 257,689           9,620
Keycorp                                                19,900             601
Kimco Realty Corp. (o)                                  2,400             115
Lehman Brothers Holdings, Inc.                         14,600           1,023
Lincoln National Corp.                                 10,600             463
Loews Corp.                                            10,200             578
Manulife Financial Corp. (z)                            5,982             239
Marsh & McLennan Cos., Inc.                             5,500             244
MBIA, Inc.                                              2,900             157
MBNA Corp.                                             56,300           1,390
Mellon Financial Corp.                                 60,870           1,673
Merrill Lynch & Co., Inc.                              88,862           4,418
Metlife, Inc.                                          61,560           2,196
MGIC Investment Corp. (z)                               5,200             369
Morgan Stanley                                         73,950           3,648
National City Corp.                                    32,260           1,177
Nationwide Financial Services                             100               4
Northern Trust Corp.                                    6,000             241
Old Republic International Corp.                        7,100             165
PartnerRe, Ltd.                                         3,500             183
Paychex, Inc.                                          64,600           1,984
PMI Group, Inc. (The)                                  15,600             643
PNC Financial Services Group, Inc.                     27,030           1,368
Prentiss Properties Trust (o)                           1,500              51
Progressive Corp. (The)                                 2,800             215
R&G Financial Corp. Class B                             1,100              39
Redwood Trust, Inc. (o)                                 1,400              79
Regions Financial Corp.                                 6,547             194
SLM Corp.                                              87,183           3,306
SouthTrust Corp.                                        6,730             261
Sovereign Bancorp, Inc.                                80,000           1,742
St Paul Travelers Cos., Inc. (The)                    135,975           5,041
SunTrust Banks, Inc.                                   71,390           4,708
T Rowe Price Group, Inc.                               20,600             952
Torchmark Corp.                                         3,400             178
UCBH Holdings, Inc.                                     3,902             153
US Bancorp                                             16,474             466
Wachovia Corp.                                         12,100             536
Waddell & Reed Financial, Inc. Class A                  4,200              82
Washington Mutual, Inc.                                30,585           1,187
Wells Fargo & Co.                                      17,800           1,022
XL Capital, Ltd. Class A                                2,900             205
                                                                 ------------
                                                                      147,424
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Health Care - 12.7%
Abbott Laboratories                                    31,400           1,236
Aetna, Inc.                                             4,500             386
AmerisourceBergen Corp.                                21,400           1,157
Amgen, Inc.                                            88,160           5,015
Amylin Pharmaceuticals, Inc. (AE)(z)                   17,100             352
Anthem, Inc. (AE)(z)                                   29,800           2,458
Aventis SA - ADR                                       22,250           1,748
Barr Pharmaceuticals, Inc. (AE)                         2,400              82
Baxter International, Inc.                             31,700             953
Biogen Idec, Inc. (AE)                                 19,930           1,196
Boston Scientific Corp. (AE)                          228,503           8,743
Bristol-Myers Squibb Co.                               11,200             256
Caremark Rx, Inc. (AE)                                124,090           3,785
Celgene Corp. (AE)                                     18,800           1,003
Community Health Systems, Inc. (AE)                     2,900              71
Coventry Health Care, Inc. (AE)                         2,900             148
Dade Behring Holdings, Inc. (AE)                        1,600              80
DaVita, Inc. (AE)                                       4,850             147
Eli Lilly & Co.                                        66,000           4,206
Forest Laboratories, Inc. (AE)                          7,200             362
Genentech, Inc. (AE)                                  170,749           8,312
Gilead Sciences, Inc. (AE)                             17,730           1,146
GlaxoSmithKline PLC - ADR                              43,450           1,779
Guidant Corp.                                          14,560             805
HCA, Inc.                                               4,200             162
Humana, Inc.                                            6,300             114
ICOS Corp. (AE)                                        14,300             344
IMS Health, Inc.                                        9,500             230
IVAX Corp.                                             18,000             429
Johnson & Johnson                                     128,830           7,120
Kinetic Concepts, Inc. (AE)                            10,300             463
King Pharmaceuticals, Inc. (AE)                         2,300              26
McKesson Corp.                                         28,000             901
Medco Health Solutions, Inc. (AE)                      22,500             682
Medtronic, Inc.                                        79,733           3,960
Merck & Co., Inc.                                      69,500           3,152
Novartis AG - ADR                                      18,620             832
Pacificare Health Systems (AE)                          1,000              31
Pfizer, Inc.                                          503,705          16,098
Province Healthcare Co. (AE)                            3,400              49
Quest Diagnostics                                      16,259           1,335
Roche Holding AG - ADR                                  7,900             781
Schering-Plough Corp.                                  33,200             646
Select Medical Corp.                                    1,200              15
St Jude Medical, Inc.                                  28,269           1,926
Tenet Healthcare Corp.                                 82,000             917
Teva Pharmaceutical Industries, Ltd. - ADR (z)         44,960           1,331

                                                                Equity I Fund  5

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Triad Hospitals, Inc. (AE)                              5,400             184
UnitedHealth Group, Inc.                               81,118           5,102
WellPoint Health Networks                               2,800             281
Wright Medical Group, Inc. (AE)                         3,927             109
Wyeth                                                  22,200             786
Zimmer Holdings, Inc. (AE)                             57,718           4,404
                                                                 ------------
                                                                       97,836
                                                                 ------------

Integrated Oils - 4.2%
BP PLC - ADR (AE)                                      29,040           1,637
ChevronTexaco Corp.                                    41,729           3,991
ConocoPhillips                                         99,185           7,813
Exxon Mobil Corp.                                     208,000           9,630
Marathon Oil Corp.                                     97,053           3,656
Occidental Petroleum Corp.                             78,700           3,878
Unocal Corp.                                           37,870           1,468
                                                                 ------------
                                                                       32,073
                                                                 ------------

Materials and Processing - 4.8%
Air Products & Chemicals, Inc.                         21,520           1,114
Alcan, Inc.                                            21,700             860
Alcoa, Inc.                                            33,670           1,078
American Standard Cos., Inc. (AE)                      10,300             390
Archer-Daniels-Midland Co.                            336,346           5,190
Bayer AG - ADR                                         17,600             475
Bemis Co.                                               4,000             106
Bowater, Inc.                                          27,770           1,036
Bunge, Ltd. (z)                                        26,100           1,047
CB Richard Ellis Group, Inc. Class A (AE)              35,250             668
Corn Products International, Inc.                      28,550           1,231
Domtar, Inc.                                           50,550             657
Dow Chemical Co. (The)                                 38,250           1,526
Eastman Chemical Co.                                    7,900             353
Ecolab, Inc.                                           13,100             400
EI Du Pont de Nemours & Co.                            44,400           1,903
Florida Rock Industries, Inc.                           1,300              56
FMC Corp.                                               5,200             229
Freeport-McMoRan Copper & Gold, Inc. Class B           19,050             664
Georgia-Pacific Corp.                                   9,100             306
Hercules, Inc.                                         21,000             248
IMC Global, Inc.                                      112,450           1,535
International Paper Co.                                84,810           3,666
Lubrizol Corp.                                          8,800             305
Martin Marietta Materials, Inc.                         5,400             236
Masco Corp.                                            39,400           1,191

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MeadWestvaco Corp.                                      8,608             257
Monsanto Co.                                          100,038           3,627
Newmont Mining Corp.                                    5,700             231
PPG Industries, Inc.                                   27,640           1,629
Praxair, Inc.                                          20,800             821
Reliance Steel & Aluminum Co.                           1,400              56
Sherwin-Williams Co. (The)                              6,300             254
Smurfit-Stone Container Corp. (AE)                     45,430             845
Sonoco Products Co.                                     3,000              78
St Joe Co. (The)                                       22,300             959
Syngenta AG - ADR                                      47,580             790
Temple-Inland, Inc.                                     5,200             355
United States Steel Corp.                              11,700             446
Vulcan Materials Co.                                    7,500             357
                                                                 ------------
                                                                       37,175
                                                                 ------------

Miscellaneous - 4.6%
3M Co.                                                 42,100           3,467
Brunswick Corp.                                        15,100             589
Eaton Corp.                                             6,000             388
General Electric Co.                                  548,062          18,222
Honeywell International, Inc.                          90,939           3,420
ITT Industries, Inc.                                    5,000             400
Johnson Controls, Inc.                                  7,400             418
Textron, Inc.                                           7,300             447
Tyco International, Ltd.                              260,561           8,077
                                                                 ------------
                                                                       35,428
                                                                 ------------

Other Energy - 2.3%
Apache Corp.                                           16,200             754
Devon Energy Corp.                                      6,980             485
El Paso Corp.                                          17,700             140
EOG Resources, Inc.                                    41,100           2,612
GlobalSantaFe Corp.                                    41,900           1,148
Halliburton Co.                                        10,500             333
National-Oilwell, Inc. Class C (AE)                    14,600             488
Noble Corp. (AE)                                       23,160             897
NRG Energy, Inc. (AE)                                  39,650           1,054
Peabody Energy Corp.                                   10,200             573
Premcor, Inc. (AE)                                     26,500             951
Reliant Energy, Inc. (AE)                             157,150           1,553
Schlumberger, Ltd.                                     69,130           4,446
Transocean, Inc.                                       30,800             875
Valero Energy Corp.                                     1,800             135
XTO Energy, Inc.                                       51,000           1,525
                                                                 ------------
                                                                       17,969
                                                                 ------------

 6  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Producer Durables - 4.6%
Agilent Technologies, Inc. (AE)                        14,950             356
Applied Materials, Inc. (AE)                          100,750           1,710
Boeing Co. (The)                                       86,500           4,390
Caterpillar, Inc.                                      87,591           6,437
Centex Corp.                                            4,200             178
Cooper Industries, Ltd. Class A                         8,000             455
Crane Co.                                               4,500             125
Danaher Corp.                                           8,100             410
Deere & Co.                                            73,170           4,596
Dionex Corp. (AE)                                         700              33
DR Horton, Inc.                                         6,450             178
Emerson Electric Co.                                   35,030           2,126
Goodrich Corp.                                          8,600             278
Hovnanian Enterprises, Inc. Class A (AE)                1,800              56
Hubbell, Inc. Class B                                   4,500             203
Illinois Tool Works, Inc.                              18,500           1,675
Koninklijke Philips Electronics NV                     69,650           1,688
Lennar Corp. Class A                                   28,654           1,223
Lockheed Martin Corp.                                  37,500           1,987
MDC Holdings, Inc.                                     11,376             764
Northrop Grumman Corp.                                 34,720           1,826
Novellus Systems, Inc. (AE)                            11,400             308
Parker Hannifin Corp.                                   2,100             120
Pitney Bowes, Inc.                                      3,900             165
Polycom, Inc. (AE)                                     38,000             733
Pulte Homes, Inc.                                       5,000             273
Steelcase, Inc. Class A                                 1,300              17
Teradyne, Inc. (AE)                                    19,900             340
United Defense Industries, Inc. (AE)                    1,500              52
United Technologies Corp.                              20,700           1,935
Waters Corp. (AE)                                      19,050             836
                                                                 ------------
                                                                       35,473
                                                                 ------------

Technology - 10.7%
3Com Corp. (AE)                                        54,900             271
ADC Telecommunications, Inc. (AE)                      59,200             142
Adtran, Inc.                                            1,600              43
Advanced Micro Devices, Inc. (z)                        6,000              75
Altera Corp. (AE)                                      30,600             637
Amphenol Corp. Class A (AE)                             3,600             113
Analog Devices, Inc.                                   42,670           1,694
Arrow Electronics, Inc.                                 3,000              71
Atmel Corp. (AE)                                       33,300             143
Autodesk, Inc.                                         16,500             663
Avaya, Inc. (AE)                                      118,500           1,736
Avnet, Inc.                                            61,300           1,190

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Benchmark Electronics, Inc. (AE)                        1,700              49
Broadcom Corp. Class A (AE)                            37,010           1,309
Cisco Systems, Inc. (AE)                              408,370           8,519
Computer Sciences Corp.                                 6,100             288
Comverse Technology, Inc. (AE)                         21,300             363
Corning, Inc.                                          91,890           1,136
CSG Systems International (AE)                          2,900              48
Dell, Inc. (AE)                                       219,168           7,774
Electronic Data Systems Corp.                          47,700             881
EMC Corp.                                              67,800             739
Flextronics International, Ltd. (AE)                   12,500             157
General Dynamics Corp.                                  5,795             573
Hewlett-Packard Co.                                    88,387           1,781
Ingram Micro, Inc. Class A (AE)                        35,150             501
Intel Corp.                                           179,200           4,369
International Business Machines Corp.                  64,130           5,584
Jabil Circuit, Inc. (AE)                                4,300              94
Juniper Networks, Inc. (AE)                            39,200             900
L-3 Communications Holdings, Inc. (z)                  30,300           1,853
Linear Technology Corp.                                 3,000             117
Lucent Technologies, Inc. (z)                         103,000             314
Macromedia, Inc. (AE)                                  17,400             351
Maxim Integrated Products                              55,100           2,650
MEMC Electronic Materials, Inc. (AE)                    3,600              33
Micron Technology, Inc.                                42,300             572
Microsoft Corp.                                       511,153          14,547
Motorola, Inc.                                         86,089           1,371
National Semiconductor Corp. (AE)                       7,600             130
Nortel Networks Corp.                                  13,900              51
Nvidia Corp. (AE)                                      41,500             639
ON Semiconductor Corp. (AE)                            43,750             175
PerkinElmer, Inc.                                      61,600           1,083
PMC - Sierra, Inc. (AE)                                53,100             631
Qualcomm, Inc.                                        128,744           8,894
Research In Motion, Ltd. (AE)                          16,000             987
Sanmina-SCI Corp. (AE)                                231,200           1,697
SAP AG - ADR                                           17,960             719
Siebel Systems, Inc. (AE)                               6,100              49
Silicon Laboratories, Inc. (AE)(z)                     18,100             639
Solectron Corp. (AE)                                   54,000             297
Sun Microsystems, Inc. (AE)                           204,000             806
Symantec Corp. (AE)                                    19,200             898
Tellabs, Inc. (AE)                                      9,600              86
Texas Instruments, Inc.                                52,300           1,116
Xilinx, Inc.                                            5,900             174
                                                                 ------------
                                                                       82,722
                                                                 ------------

                                                                Equity I Fund  7

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Utilities - 5.3%
Alltel Corp.                                            4,500             234
Ameren Corp.                                            6,080             272
American Electric Power Co., Inc.                      28,600             890
AT&T Corp.                                              8,540             129
AT&T Wireless Services, Inc. (AE)                      52,800             762
BellSouth Corp.                                        89,250           2,418
Centerpoint Energy, Inc.                               15,100             175
Cinergy Corp.                                          15,060             576
CMS Energy Corp. (z)                                   26,000             235
Comcast Corp. Class A                                  72,983           2,000
Comcast Corp. Special Class A                          57,730           1,547
Constellation Energy Group, Inc.                        7,100             274
Cox Communications, Inc. Class A (AE)                  25,460             702
Dominion Resources, Inc.                               55,900           3,547
DTE Energy Co.                                          4,700             189
Duke Energy Corp.                                      15,400             331
Energy East Corp.                                      23,910             582
Entergy Corp.                                          79,900           4,594
Exelon Corp.                                           32,200           1,124
FirstEnergy Corp.                                      30,230           1,182
KeySpan Corp.                                          10,120             364
Liberty Media International, Inc. Class A (AE)         22,527             702
Liberty Media International, Inc. Class S Rights
   (AE)                                                 3,835              23
MDU Resources Group, Inc.                               2,400              59
National Fuel Gas Co.                                  12,220             312
Nextel Communications, Inc. Class A (AE)               14,250             324
NII Holdings, Inc. (AE)(z)                              1,700              65
Northeast Utilities                                    16,800             314
NSTAR                                                   4,030             189
Pepco Holdings, Inc.                                   17,100             308
PG&E Corp.                                             35,850           1,023
Pinnacle West Capital Corp.                             7,800             316
PPL Corp.                                              18,590             862
Progress Energy, Inc.                                   4,500             190
Progress Energy, Inc. - CVO (AE)(Y)                     3,200               1
Public Service Enterprise Group, Inc.                  37,700           1,470
Puget Energy, Inc.                                      3,600              78
Qwest Communications International                     34,000             132

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SBC Communications, Inc.                               62,540           1,585
Sempra Energy                                           2,100              75
Sprint Corp.                                          107,300           2,004
Telephone & Data Systems, Inc.                          8,850             672
TXU Corp.                                              23,130             917
Verizon Communications, Inc.                          159,109           6,132
Vodafone Group PLC - ADR                               57,540           1,250
Xcel Energy, Inc.                                      11,900             203
                                                                 ------------
                                                                       41,333
                                                                 ------------

TOTAL COMMON STOCKS
(cost $647,980)                                                       718,560
                                                                 ------------

LONG-TERM INVESTMENTS - 0.0%
Corporate Bonds and Notes - 0.0%
Delta Air Lines, Inc.
   8.000% due 06/03/23                                    461             210
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $318)                                                               210
                                                                 ------------

SHORT-TERM INVESTMENTS - 8.6%
Frank Russell Investment Company
   Money Market Fund                               50,234,283          50,234
Frank Russell Investment Company
   Money Market Fund (N)                            6,009,700           6,010
State Street Securities Lending
   Quality Trust (N)                                6,918,520           6,919
United States Treasury Bill (c)(y)(s)
   1.266% due 09/09/04                                  3,000           2,996
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $66,159)                                                         66,159
                                                                 ------------

TOTAL INVESTMENTS - 101.7%
(identified cost $714,457)                                            784,929

OTHER ASSETS AND LIABILITIES
NET - (1.7%)                                                          (12,804)
                                                                 ------------

NET ASSETS - 100.0%                                                   772,125
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 8  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 09/04 (16)                               4,696               (168)

S&P 500 E-Mini Index
   expiration date 09/04 (325)                             17,893               (392)

S&P 500 Index
   expiration date 09/04 (69)                              18,994               (380)

S&P Midcap 400 Index
   expiration date 09/04 (39)                              11,292               (417)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,357)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                                Equity I Fund  9

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.3%
Auto and Transportation - 4.7%
AAR Corp.                                              49,730             517
Alaska Air Group, Inc. (z)                             41,950             874
American Axle & Manufacturing Holdings, Inc.           83,900           2,882
Arctic Cat, Inc. (z)                                    6,409             174
Arkansas Best Corp.                                     9,400             329
ArvinMeritor, Inc.                                     21,000             417
ASV, Inc. (AE)(z)                                       7,020             232
Autoliv, Inc.                                          94,000           3,956
Aviall, Inc.                                           12,700             255
BorgWarner, Inc.                                       16,700             788
Collins & Aikman Corp. (z)                             29,725             152
Dana Corp.                                             92,100           1,777
Dura Automotive Systems, Inc. Class A (AE)             16,500             151
EGL, Inc. (AE)                                         65,800           1,672
ExpressJet Holdings, Inc. (AE)(z)                      15,360             167
Florida East Coast Industries (z)                       4,410             164
Forward Air Corp. (AE)                                 36,500           1,449
General Maritime Corp. (AE)(z)                         61,600           1,827
Genesee & Wyoming, Inc. Class A (AE)                   18,700             434
Gentex Corp.                                           27,600             988
Greenbrier Cos., Inc.                                   5,900             135
Grupo TMM SA - ADR                                    104,400             212
Gulfmark Offshore, Inc. (AE)(z)                        70,000           1,029
HUB Group, Inc. Class A (AE)                           10,100             330
JB Hunt Transport Services, Inc.                       35,880           1,378
Kansas City Southern                                   42,200             617
Lear Corp.                                              6,700             369
Martin Midstream Partners, LP (z)                      37,650           1,075
Navistar International Corp.                           30,100           1,082
Nordic American Tanker Shipping (z)                    17,200             569
Old Dominion Freight Line (AE)                         18,000             522
OMI Corp.                                             125,800           1,830
Oshkosh Truck Corp.                                     7,300             387
Overnite Corp.                                         61,571           1,840
Overseas Shipholding Group                              7,900             355
Pacer International, Inc. (AE)                         37,200             587
Polaris Industries, Inc. (z)                           29,800           1,424
SCS Transportation, Inc. (AE)                          28,755             740
Skywest, Inc.                                          57,800             817
Stoneridge, Inc. (AE)                                   6,300              92
Teekay Shipping Corp. (z)                              39,900           1,587
Tenneco Automotive, Inc.                               56,000             779
UTI Worldwide, Inc.                                     5,200             268
Visteon Corp.                                         177,900           1,829

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wabash National Corp. (z)                              48,900           1,412
Westinghouse Air Brake Technologies Corp.              53,800             979
Winnebago Industries                                    4,800             177
                                                                 ------------
                                                                       41,626
                                                                 ------------

Consumer Discretionary - 19.8%
Abercrombie & Fitch Co. Class A                        56,900           2,098
ABM Industries, Inc.                                   24,400             439
Activision, Inc. (AE)                                 182,000           2,666
Advance Auto Parts (AE)                                36,900           1,370
Advo, Inc.                                             55,100           1,708
Aeropostale, Inc. (AE)                                 74,500           2,271
Alliance Gaming Corp. (AE)(z)                          83,110           1,183
American Greetings Class A                             31,100             725
AnnTaylor Stores Corp. (AE)                            62,418           1,675
Applica, Inc.                                          29,900             154
Arbitron, Inc.                                         59,360           2,044
Argosy Gaming Co. (AE)                                 14,900             486
Asbury Automotive Group, Inc. (AE)                     22,980             313
Banta Corp.                                            29,600           1,175
Barnes & Noble, Inc. (AE)                              29,700           1,021
BearingPoint, Inc. (AE)                               193,600           1,599
Blockbuster, Inc. Class A (z)                         114,610           1,521
Borders Group, Inc.                                    52,100           1,192
Bowne & Co., Inc.                                      11,400             170
Brink's Co. (The)                                      92,000           2,976
Brown Shoe Co., Inc.                                    4,271             138
Buckle, Inc. (The)                                      1,800              50
Carter's, Inc. (AE)                                     4,600             126
CEC Entertainment, Inc. (AE)                            6,170             224
Charlotte Russe Holding, Inc. (AE)(z)                  88,100           1,810
Charming Shoppes (z)                                  146,903           1,078
Choice Hotels International, Inc.                      25,140           1,322
ChoicePoint, Inc. (AE)                                 71,900           3,020
Circuit City Stores, Inc.                              69,400             979
CKE Restaurants, Inc.                                  42,300             610
Claire's Stores, Inc.                                 125,300           2,888
Consolidated Graphics, Inc. (AE)                        7,200             313
Convergys Corp. (AE)                                   55,670             737
Copart, Inc. (AE)                                      53,800           1,197
Corinthian Colleges, Inc. (AE)(z)                      28,800             539
Corporate Executive Board Co.                          60,296           3,419
Cost Plus, Inc. (AE)                                   38,361           1,284
Cox Radio, Inc. Class A (AE)                           65,630           1,137
Dick's Sporting Goods, Inc. (AE)(z)                    24,800             806
Digital Theater Systems, Inc. (AE)(z)                  81,445           1,885
Dillard's, Inc. Class A                                92,500           2,108

 10  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dollar Thrifty Automotive Group (AE)                   40,700             980
Earthlink, Inc. (AE)                                   62,900             621
Education Management Corp. (AE)                        94,300           2,618
Entercom Communications Corp. (AE)                     32,000           1,230
Entravision Communications Corp. Class A (AE)         144,510           1,022
Ethan Allen Interiors, Inc. (z)                        30,000           1,115
Exponent, Inc. (AE)                                    20,500             515
Federated Department Stores                            24,100           1,155
Finish Line Class A                                     8,780             250
FTI Consulting, Inc. (AE)(z)                           43,100             744
Furniture Brands International, Inc.                   38,200             878
Genesco, Inc. (AE)(z)                                  22,400             481
Geo Group, Inc. (The) (AE)(z)                           4,000              74
Getty Images, Inc. (AE)                                49,500           2,704
Gevity HR, Inc.                                        71,236           1,480
Goody's Family Clothing, Inc. (z)                      14,300             125
Gray Television, Inc.                                  70,700             843
Grey Global Group, Inc. (z)                             1,364           1,214
GTECH Holdings Corp.                                   56,620           2,399
Guitar Center, Inc. (AE)                               14,700             661
Gymboree Corp. (AE)                                    42,695             676
Handleman Co. (z)                                      53,680           1,153
Harte-Hanks, Inc. Class C                              36,500             882
Hasbro, Inc.                                          104,100           1,891
Haverty Furniture Cos., Inc.                           13,300             247
Hearst-Argyle Television, Inc.                        130,480           2,953
Helen of Troy, Ltd. (AE)(z)                            24,600             771
Hewitt Associates, Inc. Class A (AE)(z)                55,900           1,493
Hilton Hotels Corp.                                    44,300             790
Hollinger International, Inc. Class A                  23,100             382
IKON Office Solutions, Inc.                            28,270             336
Information Holdings, Inc. (AE)                         6,500             177
Insight Enterprises, Inc. (AE)                         60,000             962
International Speedway Corp. Class A                   14,800             770
Jack in the Box, Inc. (AE)(z)                          94,400           3,011
Jo-Ann Stores, Inc. (AE)                               23,200             615
Jones Apparel Group, Inc.                              32,100           1,199
Journal Communications Inc                             11,100             198
Journal Register Co. (AE)                              22,600             438
Kellwood Co.                                           32,900           1,321
Kelly Services, Inc. Class A                            5,750             156
Labor Ready, Inc. (AE)(z)                             109,900           1,541
Lamar Advertising Co. Class A (AE)                     32,500           1,307
Landry's Restaurants, Inc.                             20,500             620
Laureate Education, Inc. (AE)                          54,937           1,939
La-Z-Boy, Inc. Class C                                 22,600             391
Leapfrog Enterprises, Inc. (AE)                        37,400             741
Lee Enterprises, Inc.                                  30,000           1,397

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lin TV Corp. Class A (AE)(z)                           51,900             942
Lithia Motors, Inc. Class A                            32,060             749
Liz Claiborne, Inc.                                    38,000           1,375
MTR Gaming Group, Inc. (AE)                            10,700             104
Magellan Health Services, Inc. (AE)(z)                 42,000           1,429
MarineMax, Inc. (AE)                                   17,900             440
Marvel Enterprises, Inc. (AE)(z)                       39,350             514
Maytag Corp.                                           38,000             779
McClatchy Co. Class A                                  26,250           1,810
Mohawk Industries, Inc. (AE)                           10,000             735
Movado Group, Inc.                                      6,600              99
Movie Gallery, Inc. (z)                                14,240             248
MPS Group, Inc. (AE)                                  145,400           1,306
Nautilus Group, Inc. (z)                               94,412           1,749
Navigant Consulting, Inc. (AE)                         44,245             927
Nu Skin Enterprises, Inc. (z)                          58,530           1,598
O'Reilly Automotive, Inc. (AE)                         22,733             920
Orbitz, Inc. Class A (AE)                              11,800             204
Orient-Express Hotels, Ltd. Class A                    56,600             864
Outback Steakhouse, Inc.                               27,500           1,117
Pacific Sunwear Of California (AE)                     51,095           1,042
Papa John's International, Inc. (AE)(z)                 5,470             166
Payless Shoesource, Inc. (AE)                          62,100             804
Petco Animal Supplies, Inc. (AE)                       16,860             504
Pier 1 Imports, Inc.                                   34,100             611
Playtex Products, Inc. (AE)                            48,000             339
Polo Ralph Lauren Corp.                                72,700           2,396
Pre-Paid Legal Services, Inc. (AE)(z)                  40,750             943
Prime Hospitality Corp.                                15,650             144
Pulitzer, Inc.                                         41,730           1,930
Quiksilver, Inc. (AE)                                  31,579             681
Radio One, Inc. Class D (AE)(z)                       130,400           1,983
Regal Entertainment Group Class A (z)                 108,800           2,049
Rent-A-Center, Inc. (AE)                               62,500           1,834
Rent-Way, Inc. (AE)(z)                                 13,700             103
Republic Services, Inc.                                32,700             935
Retail Ventures, Inc. (AE)                             10,800              87
Ross Stores, Inc.                                      43,000             995
RR Donnelley & Sons Co.                                43,277           1,374
Russell Corp.                                          12,800             226
Ryan's Restaurant Group, Inc. (AE)                     77,350           1,121
Saks, Inc.                                            240,150           3,134
Scholastic Corp. (AE)                                  19,800             545
Scientific Games Corp. Class A (AE)(z)                 98,300           1,751
SCP Pool Corp.                                         79,900           3,294
Service Corp. International                           135,700             862
ShopKo Stores, Inc. (z)                                95,100           1,479
Sinclair Broadcast Group, Inc. Class A                 32,400             321
Sirva, Inc. (AE)                                       75,317           1,761

                                                              Equity II Fund  11

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Skechers U.S.A., Inc. Class A (AE)(z)                   1,200              17
Snap-On, Inc.                                          37,400           1,201
Sonic Automotive, Inc.                                 28,000             626
Sourcecorp (AE)                                         8,000             188
Speedway Motorsports, Inc.                             59,900           2,070
Spherion Corp. (AE)                                    29,500             255
Stage Stores, Inc. (AE)                                79,262           2,811
Steak N Shake Co. (The)                                 6,000             103
Steinway Musical Instruments (AE)                       1,800              54
Talbots, Inc.                                          14,328             441
Tech Data Corp. (AE)                                   48,740           1,826
Tele2 AB Class A - ADR (AE)(z)                         55,840           1,661
TeleTech Holdings, Inc. (AE)(z)                        81,810             716
Tetra Tech, Inc. (AE)                                  36,625             591
Tiffany & Co.                                          14,300             511
Toro Co.                                               16,600           1,087
Unifirst Corp.                                          3,600             107
United Auto Group, Inc. (z)                            26,300             722
Vail Resorts, Inc. (AE)                                15,600             304
Valassis Communications, Inc.                          18,500             541
Valueclick, Inc. (AE)                                  76,500             794
VeriSign, Inc. (AE)                                    67,200           1,177
Washington Post Class B                                 1,370           1,189
Watson Wyatt & Co. Holdings                            19,500             510
Weight Watchers International, Inc. (AE)(z)            16,300             631
West Corp. (AE)(z)                                     41,271           1,035
Zale Corp. (AE)                                        18,800             510
                                                                 ------------
                                                                      174,923
                                                                 ------------

Consumer Staples - 2.2%
Adolph Coors Co. Class B                               13,200             908
Chiquita Brands International, Inc. (AE)                8,870             173
Coca-Cola Bottling Co. Consolidated                    20,444           1,159
Constellation Brands, Inc. Class A (AE)               100,300           3,799
DIMON, Inc. (z)                                        16,600              90
Duane Reade, Inc. (AE)                                 17,800             293
Flowers Foods, Inc.                                    64,690           1,688
Fresh Brands, Inc. (z)                                 65,150             500
Great Atlantic & Pacific Tea Co. (z)                    6,200              43
Interstate Bakeries (z)                                15,280             150
Lance, Inc.                                            14,700             221
Longs Drug Stores Corp. (z)                            65,510           1,376
NBTY, Inc. (AE)                                        28,200             614
Pathmark Stores, Inc. (AE)(z)                         126,300             902
Pepsi Bottling Group, Inc.                             46,600           1,298
PepsiAmericas, Inc.                                    59,500           1,117
Pilgrim's Pride Corp. (z)                              43,780           1,228

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Robert Mondavi Class A (AE)(z)                          5,000             173
Ruddick Corp.                                           9,690             190
Sanderson Farms, Inc.                                  36,924           1,781
Schweitzer-Mauduit International, Inc. (z)              3,800             107
Smithfield Foods, Inc. (AE)                             6,100             173
Standard Commercial Corp.                               3,600              56
Tootsie Roll Industries, Inc.                           8,660             254
Tyson Foods, Inc. Class A                              22,000             419
Universal Corp.                                        14,200             685
                                                                 ------------
                                                                       19,397
                                                                 ------------

Financial Services - 18.2%
Advent Software, Inc. (AE)                             42,100             668
AG Edwards, Inc.                                        7,000             228
Alabama National Bancorp (z)                            1,675              96
Alfa Corp. (z)                                          9,000             122
Alliance Data Systems Corp. (AE)                      145,969           5,795
Allmerica Financial Corp.                              31,300             933
AMB Property Corp. (o)                                 32,700           1,149
American Financial Group, Inc.                         33,460             993
AmeriCredit Corp. (AE)(z)                             157,520           3,009
AmerUs Group Co. (z)                                   14,800             570
AMLI Residential Properties Trust (o)(z)               16,970             490
Anthracite Capital, Inc. (o)                           41,800             459
Arden Realty, Inc. (o)                                 21,540             655
Aspen Insurance Holdings, Ltd.                         57,000           1,345
Associated Banc-Corp                                   48,650           1,465
Astoria Financial Corp.                                35,400           1,209
AvalonBay Communities, Inc. (o)                        13,100             762
Bancorp Bank (The) (AE)                                35,764             634
Bank of Hawaii Corp.                                  101,260           4,550
BankAtlantic Bancorp, Inc. Class A                     11,700             213
Banknorth Group, Inc.                                  32,700           1,043
Bear Stearns Cos., Inc. (The)                          16,700           1,393
BOK Financial Corp. (AE)                                5,420             222
Boykin Lodging Co. (o)                                 10,900              92
Capital Automotive REIT (o)                            14,000             406
CapitalSource, Inc. (AE)(z)                            73,000           1,578
Capstead Mortgage Corp. (o)(z)                         36,810             475
CarrAmerica Realty Corp. (o)                           26,400             805
Cash America International, Inc.                       42,860             962
CB Richard Ellis Group, Inc. Class A (AE)              29,100             551
CBL & Associates Properties, Inc. (o)                  23,900           1,317
Central Pacific Financial Corp. (z)                     4,300             116
Certegy, Inc.                                          28,400           1,077

 12  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Charter Municipal Mortgage Acceptance Co.              26,400             513
Chemical Financial Corp.                                3,800             131
CIT Group, Inc.                                        24,100             838
City Holding Co.                                        3,086              94
City National Corp.                                    15,300             987
CNA Surety Corp.                                       80,000             817
Colonial BancGroup, Inc. (The)                        129,100           2,490
Columbia Banking Systems, Inc. (z)                      4,934             107
Commerce Bancshares, Inc.                               3,580             167
Commerce Group, Inc.                                    2,800             136
Commercial Federal Corp.                               34,600             911
Commercial Net Lease Realty (o)(z)                     60,170           1,023
Community Bank System, Inc. (z)                        49,200           1,107
CompuCredit Corp. (AE)                                 16,600             261
Cornerstone Realty Income Trust, Inc. (o)(z)           14,700             129
Cousins Properties, Inc. (o)                           13,000             418
Credit Acceptance Corp. (AE)(z)                         5,100              68
Crescent Real Estate Equities Co. (o)                  10,000             157
CRT Properties, Inc. (o)                               48,060           1,038
CVB Financial Corp.                                     7,150             148
Delphi Financial Group Class A                          4,165             169
Direct General Corp. (z)                               24,713             735
Dow Jones & Co., Inc.                                  31,500           1,335
Downey Financial Corp.                                 20,100           1,080
Duke Realty Corp. (o)                                  32,150             989
Eastgroup Properties (o)                                9,500             308
eFunds Corp. (AE)                                       9,464             155
Entertainment Properties Trust (o)(z)                   9,100             322
Equifax, Inc.                                          32,700             789
Equity Inns, Inc. (o)(z)                               26,500             240
Equity One, Inc. (o)(z)                                25,600             462
Euronet Worldwide, Inc. (AE)(z)                        88,443           1,592
Fair Isaac Corp.                                       19,337             553
FelCor Lodging Trust, Inc. (o)(z)                      34,800             397
Fidelity Bankshares, Inc.                               4,200             144
Fidelity National Financial, Inc.                      34,500           1,251
First American Corp.                                   99,700           2,678
First Bancorp Puerto Rico                               4,120             175
First Commonwealth Financial Corp. (z)                 28,200             361
First Niagara Financial Group, Inc.                    49,014             597
First Republic Bank                                     9,900             429
FirstFed Financial Corp.                               15,400             698
Flushing Financial Corp.                                7,950             137
Fremont General Corp.                                  14,100             265
Friedman Billings Ramsey Group, Inc. Class A (o)       65,730           1,081
Fulton Financial Corp.                                 11,628             238

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gabelli Asset Management, Inc. Class A (z)             17,970             696
GATX Corp.                                             27,600             703
Getty Realty Corp. (o)(z)                              12,800             299
Glacier Bancorp, Inc. (z)                               7,200             191
Glenborough Realty Trust, Inc. (o)                      8,060             147
Global Payments, Inc. (z)                              45,500           2,077
Hancock Holding Co.                                     7,500             225
Harbor Florida Bancshares, Inc.                         6,038             174
Health Care Property Investors, Inc. (o)               37,400             934
Health Care REIT, Inc. (o)(z)                          32,500           1,049
Healthcare Realty Trust, Inc. (o)                      34,100           1,232
HealthExtras, Inc. (AE)(z)                             83,900           1,245
Heritage Property Investment Trust (o)                 21,600             593
Hibernia Corp. Class A                                 22,100             559
Hospitality Properties Trust (o)                       25,930           1,034
HRPT Properties Trust (o)                             298,340           3,004
Hypercom Corp. (AE)(z)                                 66,929             455
IMPAC Mortgage Holdings, Inc. (o)                      42,100             966
IndyMac Bancorp, Inc.                                  16,500             548
Infinity Property & Casualty Corp.                     49,300           1,419
Innkeepers USA Trust (o)                               30,600             321
Instinet Group, Inc.                                   37,000             165
Investors Financial Services Corp. (z)                 48,800           2,229
iPayment, Inc. (AE)                                    53,254           2,064
IPC Holdings, Ltd.                                     36,400           1,365
iStar Financial, Inc. (o)                              24,700             939
Jack Henry & Associates, Inc.                          59,100           1,138
Jefferies Group, Inc.                                  30,000             940
John H Harland Co. (z)                                  6,000             170
Jones Lang LaSalle, Inc. (AE)                           9,700             281
Kilroy Realty Corp. (o)                                16,300             577
Knight Trading Group, Inc. Class A (AE)                11,668              99
Kronos, Inc. (AE)                                      30,470           1,338
La Quinta Corp. (z)                                   185,700           1,422
LandAmerica Financial Group, Inc.                      94,731           3,742
LaSalle Hotel Properties (o)                            9,700             250
Legg Mason, Inc.                                       12,300             966
Mack-Cali Realty Corp. (o)                             25,550           1,045
Markel Corp. (AE)                                       8,000           2,260
MB Financial Corp.                                      6,265             228
Meristar Hospitality Corp. (o)                         89,500             519
Mid-America Apartment Communities, Inc. (o)             9,500             341
Montpelier Re Holdings, Ltd.                           30,500           1,079
Moody's Corp.                                           6,900             470
National Health Investors, Inc. (o)                    10,300             283

                                                              Equity II Fund  13

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National Penn Bancshares, Inc. (z)                      3,990             116
Nationwide Financial Services                          12,000             426
Nationwide Health Properties, Inc. (o)                 34,600             661
NDCHealth Corp. (z)                                    33,200             698
New Century Financial Corp. (z)                        60,370           2,840
New Plan Excel Realty Trust (o)                        50,000           1,188
Newcastle Investment Corp. (o)(z)                       8,300             235
North Fork Bancorporation, Inc. (z)                    27,000           1,054
Nuveen Investments, Inc. Class A                       28,800             732
OceanFirst Financial Corp. (z)                          6,300             146
Odyssey Re Holdings Corp. (z)                          12,500             292
Ohio Casualty Corp.                                     6,195             116
Omega Healthcare Investors, Inc. (o)(z)                28,600             279
Pacific Capital Bancorp                                 9,800             272
Pan Pacific Retail Properties, Inc. (o)                 3,000             152
People's Bank (z)                                      37,300           1,175
PFF Bancorp, Inc.                                      22,670             832
Philadelphia Consolidated Holding Co. (AE)             24,950           1,364
Prentiss Properties Trust (o)                          33,200           1,137
Procentury Corp. (z)                                   30,245             296
Protective Life Corp.                                  46,400           1,682
Provident Bankshares Corp.                             11,498             344
Provident Financial Services, Inc.                     44,400             784
Providian Financial Corp.                             113,200           1,567
PS Business Parks, Inc. (o)                            10,400             418
Radian Group, Inc.                                     42,500           1,956
Raymond James Financial, Inc.                          53,700           1,255
Rayonier, Inc. (o)                                      7,800             343
Reckson Associates Realty Corp. (o)                     5,500             152
Redwood Trust, Inc. (o)                                26,800           1,521
Regency Centers Corp. (o)                              16,130             686
RenaissanceRe Holdings, Ltd.                           29,475           1,562
Republic Bancorp, Inc. Class A (z)                     56,531           1,138
RLI Corp.                                               6,800             250
Ryder System, Inc.                                     55,460           2,379
Senior Housing Properties Trust (o)                    82,090           1,371
Silicon Valley Bancshares                              76,800           2,812
SL Green Realty Corp. (o)                              13,400             658
Southwest Bancorp, Inc.                                72,500           1,357
Sovereign Bancorp, Inc.                                49,924           1,087
Sovran Self Storage, Inc. (o)(z)                       28,400           1,102
Stancorp Financial Group, Inc.                         21,900           1,540
Sterling Bancorp                                        7,250             195
Sterling Financial Corp. (AE)                          26,621             842
Sterling Financial Corp. (z)                            4,600             112
Stewart Information Services Corp.                     35,510           1,259
Summit Properties, Inc. (o)                            15,800             408

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Susquehanna Bancshares, Inc.                            7,300             170
TCF Financial Corp.                                    12,000             725
TradeStation Group, Inc. (AE)                          27,590             164
Trizec Properties, Inc. (o)                            10,750             173
Trustmark Corp.                                         4,400             127
UCBH Holdings, Inc. (z)                                25,600           1,001
UMB Financial Corp. (z)                                 8,692             436
United Community Banks, Inc. (z)                        4,700             108
Universal Health Realty Income Trust (o)(z)             6,500             185
W Holding Co., Inc.                                    39,900             658
Washington Federal, Inc.                               12,009             301
Washington Mutual, Inc. 2005 Warrants (AE)            205,900              23
Webster Financial Corp.                                26,840           1,259
Weingarten Realty Investors (o)                        48,900           1,506
WellChoice, Inc. (AE)                                  35,200           1,288
Whitney Holding Corp.                                  19,050             778
World Acceptance Corp. (AE)(z)                            630              13
WR Berkley Corp.                                       28,870           1,182
WSFS Financial Corp.                                    5,100             254
Zenith National Insurance Corp. (z)                    12,100             519
Zions Bancorporation                                   17,000           1,029
                                                                 ------------
                                                                      160,573
                                                                 ------------

Health Care - 13.7%
Abgenix, Inc. (AE)                                     77,600             759
Able Laboratories, Inc. (AE)(z)                        57,400           1,182
Accelrys, Inc. (AE)                                    70,200             534
Accredo Health, Inc. (AE)                              10,100             327
Advanced Medical Optics, Inc. (AE)(z)                  28,400           1,081
Advanced Neuromodulation Systems, Inc.                 22,405             718
Align Technology, Inc. (AE)                            61,086           1,049
Alkermes, Inc. (AE)(z)                                 41,865             452
Alpharma, Inc. Class A                                 41,010             674
Amedisys, Inc. (AE)(z)                                 32,480             852
American Medical Security Group, Inc.                   7,100             180
American Medical Systems Holdings, Inc. (AE)           49,078           1,562
Analogic Corp. (z)                                     18,300             760
Andrx Corp. (AE)                                       15,000             389
Animas Corp. (AE)                                      35,240             536
Applera Corp. - Celera Genomics Group (AE)            102,700           1,206
Arthrocare Corp. (AE)(z)                               98,715           2,629
Atrix Labs, Inc. (AE)(z)                               24,200             779
Axcan Pharma, Inc. (AE)(z)                             34,300             660
Beverly Enterprises, Inc. (AE)(z)                      17,900             141

 14  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bioenvision, Inc. (AE)(z)                              56,880             436
Bio-Rad Laboratories, Inc. Class A (AE)                23,680           1,241
Cerner Corp. (AE)(z)                                   25,000           1,125
Community Health Systems, Inc. (AE)                    76,900           1,893
Connetics Corp. (AE)                                   10,100             278
Covance, Inc. (AE)                                      9,700             356
Cyberonics (AE)                                         8,940             250
Cytyc Corp. (AE)                                       42,600           1,030
Dade Behring Holdings, Inc. (AE)                       79,900           3,970
DaVita, Inc. (AE)                                     152,991           4,646
Digene Corp. (AE)(z)                                    4,000             137
Edwards Lifesciences Corp. (AE)                        36,500           1,284
Elan Corp. PLC - ADR (AE)(z)                           37,900             779
Endo Pharmaceuticals Holdings, Inc. (AE)               21,720             417
Enzon Pharmaceuticals, Inc. (AE)                       16,900             210
Eon Labs, Inc. (AE)(z)                                 19,900             579
eResearch Technology, Inc. (AE)(z)                    124,042           3,090
Flamel Technologies - ADR (AE)(z)                      47,133             888
Genencor International, Inc. (AE)                      43,700             718
Gen-Probe, Inc. (AE)                                   95,200           3,562
Gentiva Health Services, Inc.                          20,700             315
Given Imaging, Ltd. (AE)(z)                            52,659           1,813
Health Net, Inc. (AE)                                  68,600           1,655
Healthsouth Corp. (AE)                                154,700             835
Henry Schein, Inc. (AE)                                 9,722             652
Humana, Inc.                                          261,880           4,743
Idexx Laboratories, Inc. (AE)                          29,400           1,481
I-Flow Corp. (AE)(z)                                   46,391             593
Immucor, Inc. (AE)                                     12,000             243
Inamed Corp. (AE)                                      16,273             882
Intuitive Surgical, Inc. (AE)(z)                       68,100           1,558
Inveresk Research Group, Inc. (AE)                     47,966           1,741
Invitrogen Corp. (AE)                                  47,270           2,481
Isolagen, Inc. (AE)(z)                                 35,320             282
Kindred Healthcare, Inc. (AE)(z)                       58,040           1,407
Kos Pharmaceuticals, Inc. (AE)                         52,870           1,563
Kyphon, Inc. (AE)                                      18,600             503
LifePoint Hospitals, Inc. (AE)(z)                      43,010           1,437
Ligand Pharmaceuticals, Inc. Class B (AE)(z)           63,000             870
Lincare Holdings, Inc. (AE)                            55,000           1,757
MannKind Corp. (AE)                                    16,760             237
MannKind Corp. (AE)                                    16,760             237
Manor Care, Inc.                                       44,900           1,403
Martek Biosciences Corp. (AE)(z)                       18,900             894
Maxygen, Inc. (AE)(z)                                   9,300              92
Medarex, Inc. (AE)(z)                                 122,400             752

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Medcath Corp. (AE)(z)                                   6,000              95
Medicis Pharmaceutical Class A                         20,500             733
Millennium Pharmaceuticals, Inc. (AE)                  34,600             385
Millipore Corp.                                         2,500             132
Myriad Genetics, Inc. (AE)                             29,800             408
Nabi Biopharmaceuticals (AE)                           55,261             638
Neurocrine Biosciences, Inc. (AE)(z)                   10,335             481
North American Scientific, Inc. (AE)                   38,140             270
Omnicare, Inc.                                         32,200             910
Orthofix International NV (AE)                         21,300             647
Pacificare Health Systems (AE)                         46,700           1,428
Pain Therapeutics, Inc. (AE)(z)                        79,421             507
Par Pharmaceutical Cos., Inc.                          31,800           1,197
Parexel International Corp. (AE)                       28,500             547
Pediatrix Medical Group, Inc. (AE)                     49,200           3,111
Perrigo Co.                                            27,630             460
Pharmaceutical Product Development, Inc. (AE)          31,500           1,104
Pharmacopeia Drug Discovery, Inc. (AE)                 48,000             265
Possis Medical, Inc. (AE)(z)                           38,079           1,089
Praecis Pharmaceuticals, Inc. (AE)                     20,000              49
Protein Design Labs, Inc. (AE)                         59,000             956
Province Healthcare Co. (AE)                           97,900           1,422
QLT, Inc. (AE)(z)                                      52,400             941
Quinton Cardiology Systems, Inc. (AE)                   7,495              57
Renal Care Group, Inc. (AE)                            12,200             389
Respironics, Inc. (AE)                                 61,660           3,436
Salix Pharmaceuticals, Ltd. (AE)(z)                   140,168           2,988
Select Medical Corp.                                   63,800             819
Sepracor, Inc. (AE)(z)                                 22,000           1,011
Serologicals Corp. (AE)(z)                             42,000             823
SFBC International, Inc. (AE)(z)                       36,900           1,256
Sierra Health Services (AE)(z)                         19,500             862
SonoSite, Inc. (AE)                                    17,215             392
Stericycle, Inc. (AE)                                  35,000           1,715
Steris Corp. (AE)                                       1,000              21
Sybron Dental Specialties, Inc. (AE)                   56,699           1,525
Symbion, Inc.                                          61,412           1,053
Telik, Inc. (AE)(z)                                     4,100              81
Thoratec Corp. (AE)(z)                                 64,700             660
TLC Vision Corp. (AE)                                 118,500           1,185
Triad Hospitals, Inc. (AE)                             35,900           1,223
United Surgical Partners International, Inc.
   (AE)                                                45,526           1,604
United Therapeutics Corp. (AE)(z)                      50,316           1,246
Universal Health Services, Inc. Class B                31,100           1,415
Varian Medical Systems, Inc.                            6,200             428
VCA Antech, Inc. (AE)                                  70,681           2,971
Ventana Medical Systems (AE)                           34,600           1,728

                                                              Equity II Fund  15

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                      3,400             130
Zymogenetics, Inc. (AE)(z)                             33,400             542
                                                                 ------------
                                                                      121,120
                                                                 ------------

Materials and Processing - 8.4%
Aceto Corp. (z)                                        67,800           1,111
Airgas, Inc.                                           35,600             774
Albany International Corp. Class A                     13,500             404
Albemarle Corp.                                           200               6
Aptargroup, Inc.                                       18,600             787
Arch Chemicals, Inc.                                    5,980             170
Armor Holdings, Inc. (AE)                              96,100           3,508
Ashland, Inc.                                          54,800           2,864
Ball Corp.                                              1,700             123
Bemis Co.                                              27,800             736
Bluegreen Corp. (z)                                    14,900             174
Brush Engineered Materials, Inc.                        8,100             147
Building Material Holding Corp.                         7,300             146
Cabot Corp.                                            42,500           1,618
Calgon Carbon Corp.                                   145,600             922
Carpenter Technology                                   26,000           1,118
Chesapeake Corp.                                        7,100             165
Clarcor, Inc.                                          25,785           1,135
Comfort Systems USA, Inc. (AE)                         29,200             175
Commercial Metals Co. (z)                              20,540             711
Constar International, Inc. (AE)                       45,500             241
Corn Products International, Inc.                      17,500             755
Crown Holdings, Inc.                                   96,200             975
Cytec Industries, Inc.                                115,900           5,401
Eastman Chemical Co.                                   32,300           1,443
ElkCorp                                                34,540             754
Florida Rock Industries, Inc.                          27,000           1,159
FMC Corp.                                               1,900              84
Greif, Inc. Class A                                     3,500             130
Griffon Corp. (AE)(z)                                  33,050             693
Harsco Corp.                                           35,700           1,602
Hercules, Inc.                                         76,100             899
Hughes Supply, Inc.                                    47,653           2,903
IMC Global, Inc.                                       28,000             382
IMCO Recycling, Inc.                                   10,700             133
Jacuzzi Brands, Inc.                                  167,300           1,292
Lafarge North America, Inc.                            49,900           2,090
Lennox International, Inc. (z)                         57,610           1,015
LNR Property Corp. (z)                                 30,970           1,673
Longview Fibre Co.                                     81,395           1,051
Louisiana-Pacific Corp.                               133,510           3,162
Lubrizol Corp.                                         27,300             945
Martin Marietta Materials, Inc.                        38,100           1,667

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Maverick Tube Corp. (AE)(z)                            38,700           1,116
Metal Management, Inc. (AE)                            46,353             899
Mueller Industries, Inc.                               22,800             869
Myers Industries, Inc.                                  7,425              97
NCI Building Systems, Inc. (AE)                        12,900             397
OM Group, Inc.                                         12,180             390
Oregon Steel Mills, Inc.                               40,500             628
Pactiv Corp. (AE)                                      44,200           1,042
Perini Corp.                                           92,565           1,013
PolyOne Corp.                                          56,900             411
Precision Castparts Corp.                              22,500           1,267
Quanex Corp.                                            5,400             246
Quanta Services, Inc. (AE)                            163,400           1,026
Reliance Steel & Aluminum Co.                          69,290           2,759
Rogers Corp.                                            2,900             143
RPM International, Inc.                                98,600           1,484
Ryerson Tull, Inc.                                     20,000             307
Schulman A, Inc.                                       12,600             262
Sealed Air Corp. (AE)                                  28,600           1,357
Silgan Holdings, Inc.                                  17,600             847
Smurfit-Stone Container Corp. (AE)                     71,300           1,327
Southern Peru Copper Corp.                             18,940             741
Symyx Technologies (AE)                                12,680             245
Texas Industries, Inc.                                 47,900           2,052
Trammell Crow Co. (AE)                                  8,000             107
Unifi, Inc.                                            53,300             152
URS Corp.                                              14,300             345
USEC, Inc. (z)                                         35,640             303
USG Corp. (z)                                         143,400           2,472
Washington Group International, Inc. (AE)              38,590           1,290
Watsco, Inc.                                           43,570           1,274
Wausau-Mosinee Paper Corp.                              5,000              78
                                                                 ------------
                                                                       74,189
                                                                 ------------

Miscellaneous - 0.9%
Allete, Inc.                                           34,800             965
Brunswick Corp.                                        43,600           1,702
Carlisle Cos., Inc.                                     6,600             419
Johnson Controls, Inc.                                 17,400             982
Textron, Inc.                                          20,000           1,226
Trinity Industries, Inc. (z)                           33,500           1,007
Wesco Financial Corp. (z)                               4,895           1,718
                                                                 ------------
                                                                        8,019
                                                                 ------------

Other Energy - 5.0%
Berry Petroleum Co. Class A (z)                        19,500             590
Cal Dive International, Inc. (AE)                      66,300           2,055

 16  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CARBO Ceramics, Inc.                                    9,200             652
Cooper Cameron Corp. (AE)                              12,000             613
Denbury Resources Inc. (AE)                            73,700           1,610
Encore Acquisition Co. (AE)                             4,400             130
Evergreen Resources, Inc. (AE)                         16,400             671
Global Power Equipment Group, Inc. (AE)                24,300             170
Grant Prideco, Inc. (AE)                               95,000           1,795
Houston Exploration Co. (AE)                           59,590           3,218
Massey Energy Co.                                      36,300           1,004
Nabors Industries, Ltd. (AE)                           19,100             888
National-Oilwell, Inc. Class C (AE)                    65,400           2,188
NRG Energy, Inc. (AE)                                  58,000           1,542
Oil States International, Inc. (AE)                     5,700              94
Patina Oil & Gas Corp.                                130,410           3,846
Patterson-UTI Energy, Inc. (z)                        108,600           1,980
Petroleum Development Corp. (AE)                       36,280             965
Petroquest Energy, Inc. (AE)                           72,300             381
Plains Exploration & Production Co. (AE)               18,080             377
Rowan Cos., Inc.                                       49,000           1,197
Smith International, Inc.                              19,600           1,142
Superior Energy Services (AE)                          70,800             792
Swift Energy Co. (AE)                                  63,133           1,432
Talisman Energy, Inc.                                  55,500           1,323
TEPPCO Partners L.P. (z)                               33,500           1,317
Tesoro Petroleum Corp. (z)                            103,190           2,993
Unit Corp.                                             40,583           1,309
Universal Compression Holdings, Inc. (AE)              35,030           1,149
Veritas DGC, Inc. (AE)(z)                             150,230           3,700
W-H Energy Services, Inc. (AE)                         16,500             332
Whiting Petroleum Corp. (AE)(z)                        41,000             971
XTO Energy, Inc.                                       65,123           1,947
                                                                 ------------
                                                                       44,373
                                                                 ------------

Producer Durables - 6.5%
American Tower Corp. Class A (z)                       78,500           1,135
Ametek, Inc.                                            7,800             241
Applied Industrial Technologies, Inc.                  11,300             361
Arris Group, Inc. (AE)                                 79,400             349
Artesyn Technologies, Inc. (AE)(z)                     94,645             706
Belden CDT, Inc. (AE)(z)                               50,500             982
Briggs & Stratton Corp.                                34,885           2,913
Brooks Automation, Inc. (AE)                           41,950             605
C&D Technologies, Inc.                                 23,300             366
Cascade Corp. (z)                                      53,900           1,578
Champion Enterprises, Inc. (AE)                        88,462             861

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cherokee International Corp. (AE)                      24,303             217
CNH Global NV                                          52,980           1,044
Cognex Corp.                                           19,400             584
CTS Corp.                                              18,300             210
Curtiss-Wright Corp. (z)                               21,380           1,149
Cymer, Inc. (AE)                                       39,400           1,128
Dominion Homes, Inc. (AE)(z)                            3,900              84
Donaldson Co., Inc.                                    43,326           1,154
DR Horton, Inc.                                        45,875           1,268
Electro Scientific Industries, Inc. (AE)               20,800             536
Engineered Support Systems, Inc.                       18,060           1,013
EnPro Industries, Inc. (AE)                               740              18
ESCO Technologies, Inc.                                29,196           1,537
Esterline Technologies Corp.                           24,450             767
FSI International, Inc. (AE)(z)                        21,000             110
Genlyte Group, Inc. (AE)                                7,500             467
Goodrich Corp.                                         48,200           1,558
Graco, Inc.                                            22,005             693
Hovnanian Enterprises, Inc. Class A (AE)               16,000             496
IDEX Corp.                                             23,200             744
Imagistics International, Inc. (AE)(z)                  5,200             169
Kadant, Inc. (AE)(z)                                    3,800              76
Kimball International, Inc. Class B                    14,400             198
Lennar Corp. Class A                                   26,600           1,135
Littelfuse, Inc. (AE)                                  10,900             423
Manitowoc Co.                                          18,500             627
MDC Holdings, Inc.                                     22,550           1,514
Measurement Specialties, Inc. (AE)(z)                  35,557             763
Meritage Corp. (z)                                     20,800           1,288
Mettler Toledo International, Inc. (AE)                32,600           1,359
Middleby Corp. (z)                                      5,600             304
Milacron, Inc.                                        106,100             382
Molex, Inc.                                            23,700             686
Moog, Inc. Class A                                     17,575             639
Novellus Systems, Inc. (AE)                            16,700             451
Orbital Sciences Corp. (AE)                            45,500             521
Orleans Homebuilders, Inc. (z)                          9,200             153
Pall Corp.                                             50,800           1,177
Paxar Corp. (AE)                                       71,893           1,386
Pentair, Inc.                                          63,100           1,976
Photon Dynamics, Inc. (AE)(z)                          60,000           1,649
Photronics, Inc. (AE)(z)                               53,500             774
Polycom, Inc. (AE)                                     36,500             704
Sonic Solutions, Inc. (AE)(z)                          53,800             947
Spatialight, Inc. (AE)(z)                             112,594             592
Standard-Pacific Corp.                                 47,178           2,190
Steelcase, Inc. Class A                                18,600             243
Symmetricom, Inc. (AE)                                130,088           1,067

                                                              Equity II Fund  17

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tecumseh Products Co. Class A                          17,220             703
Tektronix, Inc.                                        47,900           1,456
Teledyne Technologies, Inc. (AE)                       55,400           1,200
Tennant Co.                                             4,400             163
Thomas & Betts Corp.                                    7,200             189
Thomas Industries, Inc.                                 5,200             161
Toll Brothers, Inc. (AE)(z)                            35,500           1,411
Transact Technologies, Inc.                            18,927             407
United Defense Industries, Inc. (AE)                   21,400             742
United Industrial Corp.                                20,000             490
Watts Water Technologies, Inc. Class A (z)             59,400           1,503
Zygo Corp. (AE)(z)                                     36,060             350
                                                                 ------------
                                                                       57,042
                                                                 ------------

Technology - 12.3%
3Com Corp. (AE)                                       440,000           2,169
Acxiom Corp.                                           25,000             550
ADC Telecommunications, Inc. (AE)                     330,700             794
Aeroflex, Inc. (AE)                                   156,100           1,731
Agile Software Corp. (AE)                             142,800           1,062
Agilysys, Inc.                                         17,100             255
Aladdin Knowledge Systems                              19,100             361
Alliance Semiconductor Corp. (AE)                      63,900             302
Anixter International, Inc.                            49,210           1,648
Anteon International Corp. (AE)                        21,700             676
Applied Micro Circuits Corp. (AE)                     135,200             487
Artisan Components, Inc. (AE)(z)                       33,700             820
Ascential Software Corp. (AE)                          70,075             861
Aspect Communications Corp. (AE)                       22,290             189
Aspen Technology, Inc. (AE)(z)                         68,900             409
ATI Technologies, Inc. (AE)                           112,800           1,816
Atmel Corp. (AE)                                      528,600           2,262
Avaya, Inc. (AE)                                       79,100           1,159
Avid Technology, Inc. (AE)                              4,700             220
Avnet, Inc.                                           200,100           3,886
AVX Corp. (z)                                         107,500           1,341
BEI Technologies, Inc.                                 33,300             800
Benchmark Electronics, Inc. (AE)                       23,600             674
Borland Software Corp. (AE)                           143,300           1,185
Brocade Communications Systems, Inc. (AE)(z)           57,500             277
Carrier Access Corp. (AE)(z)                           47,055             350
Ceridian Corp. (AE)                                    61,800           1,112
Ciena Corp. (AE)                                      164,300             463
Cognos, Inc. (AE)                                      75,410           2,540
Coherent, Inc. (AE)                                     6,170             162
CommScope, Inc. (AE)(z)                                46,490             958

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Compuware Corp. (AE)                                  120,700             596
Comverse Technology, Inc. (AE)                         93,800           1,600
Create Medic Co., Ltd. (AE)                            14,400             289
CSG Systems International (AE)                         27,300             448
Cypress Semiconductor Corp. (AE)                       64,300             729
Digital River, Inc. (AE)(z)                            67,700           1,902
Diodes, Inc. (AE)                                       6,300             144
Ditech Communications Corp. (AE)                       94,900           1,954
Dot Hill Systems Corp. (AE)                            74,015             614
E.piphany, Inc. (AE)                                   65,800             263
EDO Corp.                                              67,500           1,598
Equinix, Inc. (AE)(z)                                  64,800           2,106
ESS Technology (AE)(z)                                 14,900             102
Fairchild Semiconductor International, Inc. (AE)      118,700           1,744
Filenet Corp. (AE)                                      9,220             175
GTSI Corp. (AE)                                        96,791             992
Harris Corp.                                           27,600           1,310
Hifn, Inc. (AE)(z)                                     40,835             374
ID Systems, Inc. (AE)(z)                               50,000             653
II-VI, Inc.                                             5,300             157
InFocus Corp. (AE)                                    178,800           1,584
Informatica Corp. (AE)                                113,300             688
Innovative Solutions & Support, Inc. (AE)              61,420           1,368
Integrated Circuit Systems, Inc. (AE)                  56,500           1,351
Integrated Device Technology, Inc. (AE)               185,600           2,121
Integrated Silicon Solutions, Inc. (AE)(z)             81,342             685
Intergraph Corp. (AE)                                     800              21
Intermagnetics General Corp. (AE)(z)                   20,970             807
Internet Security Systems (AE)                         65,200             999
Interwoven, Inc. (AE)                                  17,400             131
Iomega Corp.                                           26,212             115
JDA Software Group, Inc. (AE)                          31,100             331
Kemet Corp. (AE)                                      182,100           1,837
Keynote Systems, Inc. (AE)                             51,200             674
Komag, Inc. (AE)(z)                                    44,300             502
Lawson Software, Inc. (AE)                             55,400             393
Leadis Technology, Inc. (AE)                            9,500             105
LSI Logic Corp. (AE)(z)                               281,650           1,434
Macromedia, Inc. (AE)                                  38,700             782
Macrovision Corp. (AE)                                 75,718           1,639
MatrixOne, Inc. (AE)(z)                               161,000           1,024
Maxtor Corp. (AE)                                     250,700           1,173
MEMC Electronic Materials, Inc. (AE)                  125,500           1,141
Mentor Graphics Corp.                                  71,031             838
Mercury Interactive Corp. (AE)                          8,400             307
Methode Electronics, Inc.                              13,770             179
Microsemi Corp. (z)                                    90,700           1,111

 18  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MicroStrategy, Inc. Class A (AE)(z)                    16,020             645
Mindspeed Technologies, Inc. (AE)(z)                  138,000             446
National Instruments Corp. (z)                         17,050             495
NetIQ Corp. (AE)                                       59,400             566
Newport Corp.                                          47,600             683
Novatel Wireless, Inc. (AE)(z)                         74,520           1,712
Open Solutions, Inc. (AE)                              45,290           1,025
Park Electrochemical Corp.                              3,100              71
Pemstar, Inc.                                          30,500              67
Peregrine Systems, Inc. (AE)                           25,406             457
PerkinElmer, Inc.                                      11,400             200
PLX Technology, Inc. (AE)                              43,690             388
PMC - Sierra, Inc. (AE)                                84,400           1,003
Pomeroy IT Solutions, Inc.                              7,700              88
Quantum Corp. (AE)                                    332,900             812
Quest Software, Inc. (AE)                             100,500           1,212
Radisys Corp. (AE)(z)                                  45,505             565
RADWARE, Ltd. (AE)                                     75,238           1,345
Remec, Inc. (AE)(z)                                    79,900             374
RSA Security, Inc. (AE)                                21,000             391
Scansource, Inc. (AE)                                  30,000           1,758
Seachange International, Inc. (AE)(z)                  78,975           1,160
Semtech Corp. (AE)                                     55,257           1,097
Sigmatel, Inc. (AE)                                    42,050             642
Skyworks Solutions, Inc. (z)                          119,400           1,001
SonicWALL, Inc. (AE)                                   55,200             366
Spectrasite, Inc. (AE)                                 29,700           1,277
Storage Technology Corp. (AE)                          91,000           2,270
Sybase, Inc. (AE)                                      10,300             150
SYKES Enterprises, Inc. (AE)                           13,000              86
Symbol Technologies, Inc.                              79,400           1,039
Synaptics, Inc. (AE)                                    5,000              74
TIBCO Software, Inc. (AE)                             148,100           1,047
Transaction Systems Architects, Inc. Class A
   (AE)                                                 9,830             168
Trident Microsystems, Inc. (AE)(z)                     44,790             547
Triquint Semiconductor, Inc. (AE)                      34,000             138
Unisys Corp.                                           87,900             900
Utstarcom, Inc. (AE)                                   18,900             345
Virage Logic Corp. (AE)                                10,700              91
Vishay Intertechnology, Inc. (AE)                     292,200           4,529
WatchGuard Technologies (AE)(z)                        97,495             514
Wavecom SA - ADR (AE)                                  58,000             226
Websense, Inc. (AE)                                    51,300           1,959
Western Digital Corp. (AE)                            105,000             736
Zoran Corp. (AE)                                       70,965           1,255
                                                                 ------------
                                                                      108,529
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Utilities - 2.6%
AGL Resources, Inc.                                    29,900             884
Allegheny Energy, Inc.                                 11,800             175
Avista Corp.                                           54,270             947
Centerpoint Energy, Inc. (z)                          146,800           1,704
CMS Energy Corp.                                       53,800             486
Dobson Communications Corp. Class A (AE)              144,500             386
Energen Corp.                                          34,500           1,634
Hawaiian Electric Industries (z)                       31,000             791
Laclede Group, Inc. (The) (z)                           5,400             145
MDU Resources Group, Inc.                              38,400             939
Nextel Partners, Inc. Class A (AE)(z)                  74,750           1,201
NII Holdings, Inc. (AE)                                 8,400             319
Northeast Utilities                                   154,200           2,884
NSTAR                                                  26,800           1,254
OGE Energy Corp.                                       39,000             971
Pepco Holdings, Inc.                                   10,000             180
Pinnacle West Capital Corp.                            13,200             535
PNM Resources, Inc. (z)                                34,950             728
PTEK Holdings, Inc. (AE)                              167,670           1,927
Sierra Pacific Resources (z)                           49,570             407
Southwest Gas Corp.                                    16,340             387
Telephone & Data Systems, Inc.                          8,300             630
TELUS Corp.                                            52,000             904
Time Warner Telecom, Inc. Class A (AE)                 38,570             167
UGI Corp.                                              36,000           1,166
US Cellular Corp. (AE)                                 30,730           1,206
WGL Holdings, Inc. (z)                                 24,500             672
                                                                 ------------
                                                                       23,629
                                                                 ------------

TOTAL COMMON STOCKS
(cost $713,573)                                                       833,420
                                                                 ------------

                                                              Equity II Fund  19

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.2%
Frank Russell Investment Company
   Money Market Fund                               42,624,002          42,624
Frank Russell Investment Company
   Money Market Fund (N)                           61,174,068          61,174
State Street Securities Lending
   Quality Trust (N)                               70,425,154          70,425
United States Treasury Bill (c)(y)(s)
   1.189% due 09/09/04                                    500             500
   1.266% due 09/09/04                                  3,500           3,495
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $178,218)                                                       178,218
                                                                 ------------

TOTAL INVESTMENTS - 114.5%
(identified cost $891,791)                                          1,011,638

OTHER ASSETS AND LIABILITIES
NET - (14.5%)                                                        (128,082)
                                                                 ------------

NET ASSETS - 100.0%                                                   883,556
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 09/04 (408)                             22,509               (639)

Russell 2000 Index
   expiration date 09/04 (55)                              15,172               (628)

S&P 500 E-Mini Index
   expiration date 09/04 (152)                              8,368               (164)

S&P 500 Index
   expiration date 09/04 (11)                               3,028                 22
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,409)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 20  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.6%
Auto and Transportation - 3.1%
Alexander & Baldwin, Inc.                                 882              29
American Axle & Manufacturing Holdings, Inc.           43,302           1,487
Autoliv, Inc.                                          27,313           1,150
Burlington Northern Santa Fe Corp.                     68,000           2,413
CSX Corp.                                              26,400             826
Dana Corp.                                             12,000             231
Delphi Corp.                                          106,400           1,012
FedEx Corp.                                            41,217           3,375
Ford Motor Co. (z)                                    554,133           8,157
General Motors Corp. (z)                               33,600           1,450
Harley-Davidson, Inc.                                  65,200           3,904
JB Hunt Transport Services, Inc. (z)                  123,604           4,748
Landstar System, Inc. (AE)(z)                           7,700             384
Lear Corp.                                             21,300           1,174
Norfolk Southern Corp.                                 38,200           1,020
Paccar, Inc.                                           38,919           2,334
Skywest, Inc.                                          37,300             527
United Parcel Service, Inc. Class B                    99,900           7,189
                                                                 ------------
                                                                       41,410
                                                                 ------------

Consumer Discretionary - 17.8%
Abercrombie & Fitch Co. Class A                        14,600             538
Accenture, Ltd. Class A (AE)                           84,076           2,071
Activision, Inc. (AE)                                  25,350             371
Advance Auto Parts (AE)                                 6,000             223
Advo, Inc. (z)                                          9,800             304
Aeropostale, Inc. (AE)                                 15,900             485
Autonation, Inc. (AE)                                  55,100             888
Avon Products, Inc.                                    66,500           2,860
Barnes & Noble, Inc. (AE)                              13,010             447
Best Buy Co., Inc.                                     28,900           1,392
Black & Decker Corp. (z)                               43,756           3,059
Borders Group, Inc.                                    11,100             254
Brinker International, Inc. (AE)                        3,508             126
Brink's Co. (The)                                      14,600             472
CEC Entertainment, Inc. (AE)                           15,500             563
Cendant Corp.                                         659,335          15,086
Charming Shoppes                                       33,400             245
ChoicePoint, Inc. (AE)                                  7,200             302
Claire's Stores, Inc.                                  74,855           1,725
Clear Channel Communications, Inc.                     33,900           1,210
Coach, Inc. (AE)                                      104,800           4,484
Convergys Corp. (AE)                                   91,258           1,208
Costco Wholesale Corp.                                 10,800             439
Darden Restaurants, Inc.                               40,700             868
Dollar General Corp.                                  231,649           4,471

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Eastman Kodak Co.                                      72,700           1,926
eBay, Inc. (AE)                                         2,600             204
Education Management Corp. (AE)                        20,100             558
Electronic Arts, Inc. (AE)                             53,700           2,692
Estee Lauder Cos., Inc. (The) Class A                   9,000             395
Fastenal Co.                                            5,500             343
Federated Department Stores                           265,901          12,742
Fossil, Inc. (AE)                                      12,000             290
Fox Entertainment Group, Inc. Class A (AE)            232,497           6,284
Gap, Inc. (The)                                       268,626           6,098
Getty Images, Inc. (AE)                                17,400             950
Gillette Co. (The)                                    244,682           9,538
GTECH Holdings Corp. (z)                               15,833             671
Harman International Industries, Inc.                  71,344           6,116
Harrah's Entertainment, Inc. (z)                       46,244           2,150
Hearst-Argyle Television, Inc.                          6,829             155
Hewitt Associates, Inc. Class A (AE)                    1,796              48
Home Depot, Inc.                                      683,025          23,032
International Game Technology                          84,700           2,739
ITT Educational Services, Inc. (z)                      1,516              48
Kimberly-Clark Corp.                                  160,500          10,283
Ltd Brands                                            111,847           2,286
Mandalay Resort Group                                  51,000           3,443
May Department Stores Co. (The)                       232,156           6,159
McDonald's Corp.                                      282,800           7,777
McGraw-Hill Cos., Inc. (The) Class C                  116,207           8,722
Meredith Corp.                                          6,086             322
MGM Mirage                                             43,000           1,898
Michaels Stores, Inc.                                  23,172           1,252
Mohawk Industries, Inc. (AE)                           12,800             941
NetFlix, Inc. (AE)                                      6,209             127
Pacific Sunwear Of California (AE)                     39,948             815
RadioShack Corp.                                       44,419           1,242
Regis Corp. (z)                                        48,421           1,993
Rent-A-Center, Inc. (AE)                               63,144           1,853
Sabre Holdings Corp. Class A                           22,300             569
SCP Pool Corp. (z)                                      7,500             309
Snap-On, Inc.                                           9,900             318
Staples, Inc.                                          74,100           2,140
Starwood Hotels & Resorts Worldwide, Inc.              32,600           1,467
Strayer Education, Inc.                                 4,600             448
Target Corp.                                           88,300           3,850
Timberland Co. Class A (z)                                 76               4
Time Warner, Inc.                                     388,963           6,476
Tribune Co.                                            30,500           1,295
Tuesday Morning Corp. (AE)                              9,700             312

                                                               Equity Q Fund  21

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Auto Group, Inc. (z)                             9,700             266
United Natural Foods, Inc. (AE)                        10,400             225
University of Phoenix Online (AE)(z)                   17,375           1,497
Viacom, Inc. Class B                                  434,823          14,606
Wal-Mart Stores, Inc.                                 138,443           7,339
Walt Disney Co.                                       216,281           4,994
Waste Management, Inc.                                122,100           3,436
Wendy's International, Inc.                            52,000           1,860
Whirlpool Corp.                                        51,413           3,210
Yahoo!, Inc. (AE)                                     157,900           4,863
Yum! Brands, Inc.                                     115,100           4,419
Zale Corp. (AE)                                        18,000             489
                                                                 ------------
                                                                      234,575
                                                                 ------------

Consumer Staples - 4.6%
7-Eleven, Inc. (AE)(z)                                  2,375              41
Albertson's, Inc. (z)                                  73,000           1,780
Altria Group, Inc.                                     87,300           4,155
Anheuser-Busch Cos., Inc.                             147,062           7,633
Coca-Cola Co. (The)                                    13,400             588
Coca-Cola Enterprises, Inc.                           203,928           4,160
Constellation Brands, Inc. Class A (AE)                12,100             458
Hershey Foods Corp.                                     5,600             271
HJ Heinz Co.                                           13,700             505
Hormel Foods Corp.                                      3,540             105
Kroger Co.                                             68,800           1,087
Pepsi Bottling Group, Inc.                            237,971           6,627
PepsiAmericas, Inc.                                    72,727           1,365
PepsiCo, Inc.                                          41,194           2,060
Pilgrim's Pride Corp. (z)                              13,779             386
Procter & Gamble Co.                                  227,900          11,885
Sara Lee Corp.                                        210,100           4,614
Smithfield Foods, Inc. (AE)(z)                          8,412             238
Supervalu, Inc.                                       104,829           2,994
Systemco Corp.                                         33,200           1,144
Tyson Foods, Inc. Class A                             407,052           7,758
WM Wrigley Jr Co. (z)                                  24,546           1,483
                                                                 ------------
                                                                       61,337
                                                                 ------------

Financial Services - 19.8%
Allstate Corp. (The)                                  293,241          13,806
American Express Co.                                    5,700             286
American International Group, Inc.                     57,800           4,084
Archstone-Smith Trust (o)                              18,800             553
Automatic Data Processing, Inc.                        79,000           3,316
Bank of America Corp.                                 357,397          30,382
Bank of New York Co., Inc. (The)                       38,300           1,100
Bear Stearns Cos., Inc. (The)                          11,200             934
Catellus Development Corp. (o)                         14,900             373

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CBL & Associates Properties, Inc. (o)                   8,700             479
Cigna Corp.                                            35,000           2,170
Cincinnati Financial Corp.                             34,055           1,358
Citigroup, Inc.                                       955,333          42,122
Comerica, Inc.                                         34,900           2,041
Countrywide Financial Corp.                            35,850           2,585
Deluxe Corp.                                            9,080             400
Doral Financial Corp.                                  45,500           1,786
Equity Office Properties Trust (o)                     44,600           1,157
Fannie Mae                                             77,593           5,506
Fidelity National Financial, Inc.                      94,529           3,427
First American Corp.                                   41,600           1,117
First Horizon National Corp.                           40,600           1,760
Fiserv, Inc. (AE)                                      28,500             976
Freddie Mac                                           133,924           8,613
Friedman Billings Ramsey Group, Inc. Class A
   (o)(z)                                              97,700           1,607
General Growth Properties, Inc. (o)                    45,012           1,354
Goldman Sachs Group, Inc.                             177,148          15,623
Greenpoint Financial Corp.                              4,188             170
H&R Block, Inc.                                        38,300           1,882
Hartford Financial Services Group, Inc.                23,600           1,536
Health Care REIT, Inc. (o)(z)                           9,400             303
Hospitality Properties Trust (o)(z)                    15,777             629
HRPT Properties Trust (o)(z)                           10,400             105
Hudson United Bancorp                                   1,472              50
Independence Community Bank Corp.                       6,000             224
Jack Henry & Associates, Inc.                          73,110           1,407
JP Morgan Chase & Co.                                 299,246          11,171
Keycorp                                                56,000           1,690
Kimco Realty Corp. (o)                                 16,500             794
Lehman Brothers Holdings, Inc.                         36,200           2,538
Lincoln National Corp.                                 20,400             891
Loews Corp.                                            18,800           1,065
MBNA Corp.                                            288,187           7,115
Merrill Lynch & Co., Inc.                              64,800           3,222
Moody's Corp.                                          16,400           1,117
Morgan Stanley                                        383,349          18,911
National City Corp.                                   190,200           6,942
National Commerce Financial Corp.                      12,100             393
Nationwide Financial Services                           7,578             269
Northern Trust Corp.                                   13,500             542
Nuveen Investments, Inc. Class A (z)                    5,000             127
Old Republic International Corp.                       10,000             233
Paychex, Inc.                                          78,200           2,402
PNC Financial Services Group, Inc.                     14,800             749
Popular, Inc.                                          22,000             500
Prentiss Properties Trust (o)                           8,000             274

 22  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Progressive Corp. (The)                                34,100           2,613
Protective Life Corp.                                   8,700             315
Radian Group, Inc.                                      1,500              69
Rayonier, Inc. (o)                                      6,271             276
Redwood Trust, Inc. (o)                                 9,900             562
Regions Financial Corp. (z)                             6,790             202
Ryder System, Inc.                                     12,266             526
Safeco Corp.                                           38,500           1,812
SLM Corp.                                              81,300           3,083
St Paul Travelers Cos., Inc. (The)                     26,800             993
Stancorp Financial Group, Inc.                          1,113              78
Sungard Data Systems, Inc. (AE)                        38,011             886
UnionBanCal Corp.                                      35,800           2,078
US Bancorp                                            180,625           5,112
Ventas, Inc. (o)                                        3,486              89
Wachovia Corp.                                        277,544          12,298
Wells Fargo & Co.                                     184,286          10,580
WR Berkley Corp.                                       78,064           3,196
Zions Bancorporation                                    3,800             230
                                                                 ------------
                                                                      261,164
                                                                 ------------

Health Care - 14.2%
Abbott Laboratories                                   150,900           5,938
Aetna, Inc.                                            48,300           4,144
AmerisourceBergen Corp.                                22,100           1,195
Amgen, Inc.                                           104,400           5,938
Andrx Corp. (AE)                                       34,031             883
Barr Pharmaceuticals, Inc. (AE)                        10,400             357
Baxter International, Inc.                             70,700           2,126
Beckman Coulter, Inc.                                  16,600             916
Becton Dickinson & Co.                                157,090           7,419
Biomet, Inc.                                           31,100           1,368
Boston Scientific Corp. (AE)                           72,200           2,762
Bristol-Myers Squibb Co.                              209,900           4,807
Cardinal Health, Inc.                                  59,500           2,648
Caremark Rx, Inc. (AE)                                 44,100           1,345
Cephalon, Inc. (AE)(z)                                 39,800           2,011
Charles River Laboratories International, Inc.
   (AE)(z)                                              1,860              84
Coventry Health Care, Inc. (AE)                       109,992           5,622
CR Bard, Inc.                                          26,600           1,468
Dade Behring Holdings, Inc. (AE)                       13,300             661
DaVita, Inc. (AE)(z)                                   31,150             946
Eli Lilly & Co.                                         4,900             312
Endo Pharmaceuticals Holdings, Inc. (AE)               26,367             506
Genentech, Inc. (AE)                                  163,206           7,945
Guidant Corp.                                          16,700             924
Health Management Associates, Inc. Class A             29,500             592

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Humana, Inc.                                           79,793           1,445
ImClone Systems, Inc. (AE)(z)                          70,426           4,150
IMS Health, Inc.                                       48,400           1,173
Invitrogen Corp. (AE)                                  12,300             646
Johnson & Johnson                                     576,468          31,862
King Pharmaceuticals, Inc. (AE)                         3,120              35
Manor Care, Inc.                                       13,100             409
McKesson Corp.                                         52,200           1,679
Medco Health Solutions, Inc. (AE)                      28,300             857
Medtronic, Inc.                                        97,051           4,821
Merck & Co., Inc.                                     484,991          21,994
Mylan Laboratories                                     23,850             353
Pacificare Health Systems (AE)                          9,100             278
Pfizer, Inc.                                          696,950          22,275
Province Healthcare Co. (AE)(z)                        13,600             198
Quest Diagnostics                                      25,300           2,077
Respironics, Inc. (AE)                                 23,392           1,303
Schering-Plough Corp.                                  48,800             950
Select Medical Corp. (z)                               35,700             458
Stryker Corp.                                          96,800           4,615
Triad Hospitals, Inc. (AE)                             23,300             794
UnitedHealth Group, Inc.                              167,697          10,548
Universal Health Services, Inc. Class B                 5,900             269
Varian Medical Systems, Inc.                           35,899           2,477
Visx, Inc. (AE)                                         9,280             199
WellPoint Health Networks                              13,768           1,392
Wyeth                                                 224,522           7,948
                                                                 ------------
                                                                      188,122
                                                                 ------------

Integrated Oils - 5.1%
Amerada Hess Corp.                                     28,600           2,384
ChevronTexaco Corp.                                    73,700           7,049
ConocoPhillips                                        172,668          13,601
Exxon Mobil Corp.                                     726,895          33,656
Marathon Oil Corp.                                    115,062           4,334
Occidental Petroleum Corp.                            136,105           6,706
                                                                 ------------
                                                                       67,730
                                                                 ------------

Materials and Processing - 2.4%
Alcoa, Inc.                                           144,600           4,632
American Standard Cos., Inc. (AE)                      72,200           2,736
Archer-Daniels-Midland Co.                            115,427           1,781
Bemis Co.                                              16,700             442
Cabot Corp.                                            40,540           1,544
Ecolab, Inc.                                           88,200           2,690
EI Du Pont de Nemours & Co.                             5,000             214

                                                               Equity Q Fund  23

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Energizer Holdings, Inc. (AE)                          24,400             930
Georgia-Pacific Corp.                                  61,900           2,080
Louisiana-Pacific Corp.                                10,200             242
Masco Corp.                                            79,800           2,413
Monsanto Co.                                           45,044           1,633
Mueller Industries, Inc.                                5,600             213
Nucor Corp.                                            23,000           1,924
Phelps Dodge Corp.                                     26,200           2,042
Praxair, Inc.                                          20,900             825
Reliance Steel & Aluminum Co.                          10,100             402
Sherwin-Williams Co. (The)                             47,896           1,934
Sigma-Aldrich Corp. (z)                                31,100           1,786
Vulcan Materials Co. (z)                                4,053             193
Worthington Industries                                 24,300             498
                                                                 ------------
                                                                       31,154
                                                                 ------------

Miscellaneous - 3.9%
3M Co.                                                155,829          12,834
Eaton Corp.                                            20,200           1,306
Fortune Brands, Inc.                                   12,200             881
General Electric Co.                                  919,102          30,561
ITT Industries, Inc.                                   32,000           2,558
Johnson Controls, Inc.                                 38,800           2,190
SPX Corp.                                              14,900             610
Textron, Inc.                                          16,700           1,024
                                                                 ------------
                                                                       51,964
                                                                 ------------

Other Energy - 1.2%
Anadarko Petroleum Corp.                               43,026           2,573
Apache Corp.                                           19,600             912
Burlington Resources, Inc.                             56,100           2,141
Halliburton Co.                                        43,900           1,394
Newfield Exploration Co. (AE)                           1,008              60
Pogo Producing Co. (z)                                 41,740           1,852
Premcor, Inc. (AE)                                     25,210             905
Valero Energy Corp.                                    84,409           6,324
                                                                 ------------
                                                                       16,161
                                                                 ------------

Producer Durables - 3.5%
Boeing Co. (The)                                       46,800           2,375
Briggs & Stratton Corp.                                 7,200             601
Caterpillar, Inc.                                      35,000           2,572
Centex Corp.                                           83,811           3,555
Danaher Corp.                                         110,500           5,597
Deere & Co.                                            81,235           5,102
DR Horton, Inc.                                       214,475           5,926
Goodrich Corp.                                          3,538             114
Lennar Corp. Class A                                   16,100             687
Lexmark International, Inc. (AE)                       27,303           2,416

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lockheed Martin Corp.                                  58,500           3,100
Molex, Inc. (z)                                        15,600             452
Northrop Grumman Corp.                                 59,600           3,135
NVR, Inc.                                               7,262           3,384
Polycom, Inc. (AE)                                     55,109           1,063
Pulte Homes, Inc.                                      26,600           1,453
Rockwell Collins, Inc.                                 39,370           1,347
Standard-Pacific Corp.                                 22,300           1,035
Steelcase, Inc. Class A                                 8,300             108
Tektronix, Inc.                                        33,800           1,028
United Defense Industries, Inc. (AE)                   14,042             487
United Technologies Corp.                               2,600             243
                                                                 ------------
                                                                       45,780
                                                                 ------------

Technology - 14.0%
3Com Corp. (AE)(z)                                    221,029           1,090
Acxiom Corp. (z)                                       38,557             848
ADC Telecommunications, Inc. (AE)(z)                   75,100             180
Adobe Systems, Inc.                                    16,200             683
Affiliated Computer Services, Inc. Class A (AE)        14,000             727
Altera Corp. (AE)                                      34,600             720
Amdocs, Ltd. (AE)                                      10,824             235
Amphenol Corp. Class A (AE)                            25,500             801
Analog Devices, Inc.                                   50,300           1,997
Atmel Corp. (AE)                                      109,756             470
Autodesk, Inc.                                        105,728           4,250
Benchmark Electronics, Inc. (AE)(z)                     1,900              54
BMC Software, Inc. (AE)                                36,846             578
Broadcom Corp. Class A (AE)                            47,600           1,683
Cisco Systems, Inc. (AE)                              883,416          18,428
Cognizant Technology Solutions Corp. Class A
   (AE)                                                15,300             422
Computer Sciences Corp.                               134,709           6,365
Corning, Inc.                                          36,500             451
CSG Systems International (AE)                         37,863             621
Dell, Inc. (AE)                                       159,200           5,647
EMC Corp.                                             956,029          10,488
General Dynamics Corp.                                 62,339           6,160
Harris Corp.                                           20,900             992
Hewlett-Packard Co.                                   206,331           4,158
Ingram Micro, Inc. Class A (AE)                        56,400             804
Intel Corp.                                           959,025          23,381
International Business Machines Corp.                 127,602          11,110
Intuit, Inc. (AE)                                      22,800             854
Jabil Circuit, Inc. (AE)                               26,700             581
Kemet Corp. (AE)                                        6,162              62

 24  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                       6,200             379
LSI Logic Corp. (AE)(z)                                26,900             137
Maxim Integrated Products                             113,574           5,463
MEMC Electronic Materials, Inc. (AE)(z)                12,400             113
Micron Technology, Inc.                                53,667             726
Microsoft Corp.                                       944,042          26,867
Motorola, Inc.                                        512,597           8,166
National Semiconductor Corp. (AE)                     143,000           2,452
NCR Corp. (AE)                                         23,900           1,110
Network Appliance, Inc. (AE)                           14,782             285
Oracle Corp. (AE)                                     203,700           2,141
PanAmSat Corp. (AE)(z)                                  2,313              54
Parametric Technology Corp. (AE)                       13,267              60
Peoplesoft, Inc. (AE)                                   9,417             170
Qualcomm, Inc.                                         72,400           5,001
Sandisk Corp. (AE)(z)                                 153,000           3,721
Sanmina-SCI Corp. (AE)                                227,563           1,670
Scientific-Atlanta, Inc.                               27,496             846
Siebel Systems, Inc. (AE)                              49,000             395
Storage Technology Corp. (AE)(z)                        8,387             209
Sun Microsystems, Inc. (AE)                           294,846           1,165
Symantec Corp. (AE)                                    22,100           1,033
Symbol Technologies, Inc.                               6,494              85
Synopsys, Inc. (AE)                                    84,709           2,142
Texas Instruments, Inc.                               503,252          10,734
Unisys Corp.                                          142,103           1,455
Vishay Intertechnology, Inc. (AE)(z)                   27,100             420
Xilinx, Inc.                                           83,400           2,454
                                                                 ------------
                                                                      184,293
                                                                 ------------

Utilities - 5.0%
AGL Resources, Inc.                                    20,200             597
AT&T Wireless Services, Inc. (AE)                      80,954           1,169
BellSouth Corp.                                       445,606          12,071
Centerpoint Energy, Inc. (z)                           99,800           1,159
Comcast Corp. Class A                                  10,800             296
Constellation Energy Group, Inc.                      100,229           3,864
Dominion Resources, Inc.                                4,800             305
DPL, Inc.                                              22,800             455
DTE Energy Co.                                         37,700           1,514
Duke Energy Corp.                                      63,400           1,363
Edison International                                  217,800           5,837
Entergy Corp.                                           1,342              77
Exelon Corp.                                          203,858           7,115
National Fuel Gas Co.                                  12,000             306
Nextel Communications, Inc. Class A (AE)              148,300           3,375

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nextel Partners, Inc. Class A (AE)(z)                  42,600             685
NII Holdings, Inc. (AE)(z)                              9,800             373
Northeast Utilities                                    30,300             567
NSTAR                                                   3,100             145
NTL, Inc. (AE)                                          9,800             511
Oneok, Inc.                                            28,000             588
Pepco Holdings, Inc.                                   18,900             340
Pinnacle West Capital Corp.                             6,400             259
SBC Communications, Inc.                               67,300           1,705
Sempra Energy                                          95,600           3,418
TXU Corp.                                              49,700           1,971
UGI Corp.                                                 646              21
UnitedGlobalCom, Inc. Class A (AE)                     58,700             372
Verizon Communications, Inc.                          417,659          16,097
                                                                 ------------
                                                                       66,555
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,104,899)                                                   1,250,245
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.4%
Frank Russell Investment Company
   Money Market Fund                               49,970,900          49,971
Frank Russell Investment Company
   Money Market Fund (N)                           14,317,118          14,317
State Street Securites Lending
   Quality Trust (N)                               16,482,233          16,482
United States Treasury Bill (c)(y)(s)
   1.266% due 09/09/04                                  4,000           3,995
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $84,765)                                                         84,765
                                                                 ------------

TOTAL INVESTMENTS - 101.0%
(identified cost $1,189,664)                                        1,335,010

OTHER ASSETS AND LIABILITIES
NET - (1.0%)                                                          (13,991)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,321,019
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity Q Fund  25

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 E-Mini Index
   expiration date 09/04 (18)                               1,056                (24)

Russell 1000 Index
   expiration date 09/04 (20)                               5,871               (179)

S&P 500 E-Mini Index
   expiration date 09/04 (201)                             11,066               (227)

S&P 500 Index
   expiration date 09/04 (90)                              24,775               (207)

S&P Midcap 400 Index
   expiration date 09/04 (85)                              24,612               (518)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,155)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 26  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 88.9%
Australia - 3.3%
Alinta, Ltd. (z)                                       25,230             116
Alumina, Ltd.                                           4,200              15
Amcor, Ltd.                                           748,332           3,599
AMP, Ltd.                                              45,400             200
Australia & New Zealand Banking Group, Ltd.           175,376           2,221
Australian Gas Light Co., Ltd.                          5,200              46
Australian Stock Exchange, Ltd. (z)                    10,220             113
BHP Billiton, Ltd.                                    345,150           3,189
Billabong International, Ltd. (z)                      43,240             246
BlueScope Steel, Ltd.                                 165,800             860
Boral, Ltd.                                            34,200             174
Brambles Industries, Ltd. (z)                         187,700             784
CFS Gandel Retail Trust                               111,600             116
Coca-Cola Amatil, Ltd.                                 12,000              59
Coles Myer, Ltd. (z)                                  369,429           2,303
Commonwealth Bank of Australia                         26,700             584
Commonwealth Property Office Fund (z)                  86,600              73
CSL, Ltd.                                              28,064             502
CSR, Ltd.                                              91,600             147
David Jones, Ltd. (z)                                  72,000              95
Deutsche Office Trust                                  59,200              53
Foster's Group, Ltd.                                1,427,974           4,635
Futuris Corp., Ltd. (z)                                10,400              12
General Property Trust                                 81,000             198
Insurance Australia Group, Ltd.                       182,600             638
James Hardie Industries NV                            118,170             472
John Fairfax Holdings, Ltd.                            57,400             152
Leighton Holdings, Ltd. (z)                             1,400               9
Lend Lease Corp., Ltd.                                 30,390             222
Lion Nathan, Ltd.                                       6,000              29
Macquarie Bank, Ltd.                                   18,990             440
Macquarie Infrastructure Group                         31,800              77
Mayne Group, Ltd.                                      20,600              51
National Australia Bank, Ltd. (z)                     321,759           6,016
Newcrest Mining, Ltd.                                   1,600              16
News Corp., Ltd. (z)                                  117,878           1,010
OneSteel, Ltd.                                         72,100             134
Orica, Ltd.                                            80,165             877
Origin Energy, Ltd.                                    41,100             175
PaperlinX, Ltd.                                        61,810             218
Promina Group, Ltd.                                   488,229           1,352
Publishing & Broadcasting, Ltd. (z)                    25,630             243
Qantas Airways, Ltd.                                  334,800             819
QBE Insurance Group, Ltd. (z)                         137,119           1,200
Rinker Group, Ltd.                                    100,519             581

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rio Tinto, Ltd. (z)                                     3,200              85
Santos, Ltd.                                          118,028             600
Sons of Gwalia, Ltd. (AE)(z)                           22,400              27
Stockland Trust Group (z)                              32,300             125
Suncorp-Metway, Ltd.                                    6,100              59
TAB, Ltd.                                              16,000              54
TABCORP Holdings, Ltd. (z)                              4,700              46
Telstra Corp., Ltd.                                   739,063           2,555
Wesfarmers, Ltd.                                       26,500             548
Westfield Group (AE)(z)                                81,796             869
Westpac Banking Corp. (z)                             143,500           1,695
WMC Resources, Ltd.                                   154,800             564
Woodside Petroleum, Ltd.                                3,000              38
Woolworths, Ltd.                                       61,000             501
                                                                 ------------
                                                                       42,837
                                                                 ------------

Austria - 0.2%
Bank Austria Creditanstalt AG                          11,400             672
Erste Bank der Oesterreichischen Sparkassen AG         26,000           1,008
OMV AG                                                  2,200             481
                                                                 ------------
                                                                        2,161
                                                                 ------------

Belgium - 1.0%
AGFA-Gevaert NV                                        27,604             660
Belgacom SA (AE)                                        9,000             276
Colruyt SA                                              4,585             593
Delhaize Group (z)                                     20,700             989
Dexia (z)                                              77,360           1,291
Dexia (AE)                                            107,780               1
Electrabel (z)                                          5,400           1,705
Fortis (z)                                            243,394           5,300
Fortis                                                 14,700             317
KBC Bancassurance Holding                              15,200             857
Solvay SA                                               2,400             201
UCB SA (z)                                              8,800             405
Umicore                                                 1,500              94
                                                                 ------------
                                                                       12,689
                                                                 ------------

Brazil - 0.1%
Petroleo Brasileiro SA - ADR                           42,580           1,204
                                                                 ------------

Canada - 1.2%
Alcan, Inc.                                            18,800             743
Bank of Nova Scotia                                    93,445           2,569
Bombardier, Inc.                                      164,400             412
Canadian Natural Resources, Ltd.                       21,900             728

                                                          International Fund  27

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Great-West Lifeco, Inc.                                10,600             410
Inco, Ltd. (AE)                                        23,200             774
Magna International, Inc. Class A                      11,500             918
Manulife Financial Corp.                               42,300           1,690
Petro-Canada                                           21,300             993
Precision Drilling Corp. (AE)                          25,900           1,284
Research In Motion, Ltd. (AE)                          45,100           2,781
Royal Bank of Canada                                   17,600             813
TELUS Corp. (Non-voting shares)                        18,300             315
Thomson Corp. (The)                                    48,000           1,626
                                                                 ------------
                                                                       16,056
                                                                 ------------

China - 0.6%
China Petroleum & Chemical Corp. Class H            4,742,000           1,839
China Shipping Development Co., Ltd. Class H (z)      474,000             310
Huaneng Power International, Inc. Class H (z)       2,150,000           1,709
PetroChina Co., Ltd. Class H (z)                    5,742,000           2,853
Yanzhou Coal Mining Co., Ltd. Class H (z)             616,000             746
                                                                 ------------
                                                                        7,457
                                                                 ------------

Denmark - 0.8%
Coloplast A/S Class B                                     200              19
D/S Svendborg Class B                                      72             501
Danske Bank A/S                                       142,225           3,271
DSV DE Sammenslut Vogn A/S (z)                            500              24
East Asiatic Co., Ltd. A/S (z)                          3,000             136
FLS Industries A/S Class B (AE)(z)                      4,400              60
GN Store Nord                                          93,400             778
ISS A/S                                                17,525             861
Novo-Nordisk A/S Class B                               85,872           4,360
Novozymes A/S Class S                                  12,700             575
TDC A/S (z)                                            10,500             341
                                                                 ------------
                                                                       10,926
                                                                 ------------

Estonia - 0.1%
Hansabank, Ltd.                                       113,700             941
                                                                 ------------

Finland - 0.8%
Elisa OYJ Class S (AE)(z)                               8,000             103
Fortum OYJ                                            157,971           2,175
Kesko OYJ Class B                                       1,700              33
Nokia OYJ                                             201,000           2,303
Nokia OYJ - ADR                                        66,163             769
Pohjola Group PLC Class D                               9,400              94
Sampo OYJ                                             172,450           1,623

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Stora Enso OYJ Class R                                 12,300             171
UPM-Kymmene OYJ                                       197,566           3,834
                                                                 ------------
                                                                       11,105
                                                                 ------------

France - 8.6%
Accor SA (z)                                           17,000             721
Accor SA Rights (AE)                                   17,000              --
Air France (z)                                         14,800             231
Air Liquide (z)                                         8,483           1,372
Alcatel SA (z)                                         66,777             864
Aventis SA (z)                                         39,286           3,047
Aventis SA                                              4,400             340
AXA (z)                                               178,216           3,658
BNP Paribas (z)                                       147,566           8,584
Bouygues (z)                                           49,900           1,676
Caisse Nationale du Credit Agricole (z)                42,729           1,007
Carrefour SA (z)                                       52,400           2,497
Casino Guichard Perrachon SA (z)                        2,300             187
Christian Dior SA (z)                                  12,700             771
Cie de Saint-Gobain (z)                                88,277           4,309
Cie Generale D'Optique Essilor International SA
   (z)                                                 18,400           1,129
CNP Assurances (z)                                     14,646             824
Compagnie Generale des Etablissements Michelin
   Class B                                             40,900           2,272
France Telecom                                        145,365           3,597
Groupe Danone (z)                                      22,644           1,865
Klepierre                                                 300              20
Lafarge SA (z)                                         62,218           5,326
Lagardere S.C.A. (z)                                   43,315           2,633
L'Oreal SA (z)                                         55,181           3,951
LVMH Moet Hennessy Louis Vuitton SA (z)                19,200           1,309
Pernod-Ricard (z)                                      62,364           7,461
Peugeot SA (z)                                         17,200             992
Renault SA (z)                                         11,100             875
Sanofi-Synthelabo SA (z)                              104,100           6,896
Schneider Electric SA (z)                              32,116           2,041
SNECMA                                                 57,000           1,137
Societe Assurances Generales de France (z)             48,628           2,865
Societe BIC SA (z)                                      1,200              51
Societe Generale (z)                                   82,549           6,769
Suez SA (z)                                            22,743             449
Technip SA (z)                                          4,800             668

 28  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Thomson (z)                                           137,000           2,550
Total SA (z)                                           90,231          17,498
Total SA - ADR                                         23,026           2,242
Unibail (z)                                             1,600             168
Valeo SA (z)                                            5,000             203
Vinci SA (z)                                           27,200           2,765
Vivendi Universal SA (z)                              208,699           5,212
                                                                 ------------
                                                                      113,032
                                                                 ------------
Germany - 6.4%
Adidas-Salomon AG                                      50,889           6,044
Allianz AG                                             28,300           2,732
Altana AG                                               4,000             216
AMB Generali Holding AG (z)                             8,200             591
BASF AG                                                12,500             665
Bayer AG                                              107,261           2,860
Bayerische Hypo-und Vereinsbank AG (AE)               177,007           2,852
Bayerische Motoren Werke AG                            13,300             590
Celanese AG (z)                                         1,200              64
Celesio AG                                              6,400             408
Commerzbank AG                                         14,700             252
Continental AG (z)                                     74,700           3,520
DaimlerChrysler AG                                     51,200           2,284
Deutsche Bank AG                                       25,900           1,798
Deutsche Boerse AG                                     20,183             982
Deutsche Genossenschafts-Hypothekenbank (AE)           33,200           2,197
Deutsche Lufthansa AG                                 118,342           1,396
Deutsche Post AG                                      153,040           3,067
Deutsche Postbank AG (AE)(z)                           27,300             942
Deutsche Telekom AG (AE)                              147,900           2,475
E.ON AG (z)                                           182,495          12,973
Fresenius Medical Care AG (z)                          10,100             734
Hannover Rueckversicherung AG (z)                      15,500             492
HeidelbergCement AG                                    29,943           1,356
Heidelberger Druckmaschinen (z)                        21,000             651
Infineon Technologies AG (AE)(z)                       66,500             727
KarstadtQuelle AG (z)                                  93,500           1,912
Linde AG (z)                                            3,700             201
MAN AG (z)                                             74,400           2,758
Marschollek Lautenschlaeger und Partner                 2,400              33
Medion AG (z)                                          24,750             534
Merck KGaA (z)                                         38,700           2,170
Metro AG (z)                                           18,000             825
MG Technologies AG                                      7,900              99
Muenchener Rueckversicherungs AG (z)                    9,316             894
Puma AG Rudolf Dassler Sport                           13,888           3,273

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
RWE AG                                                163,713           8,011
SAP AG                                                 14,512           2,324
Schering AG                                            12,700             713
Siemens AG                                             44,250           3,102
ThyssenKrupp AG                                        11,600             207
TUI AG (z)                                              5,200              89
Volkswagen AG                                          75,678           3,069
                                                                 ------------
                                                                       83,082
                                                                 ------------

Greece - 0.5%
Alpha Bank AE                                          74,980           1,776
Cosmote Mobile Telecommunications SA                   39,300             629
EFG Eurobank Ergasias SA                               27,800             601
Hellenic Telecommunications Organization SA           117,252           1,424
OPAP SA                                               110,160           2,132
                                                                 ------------
                                                                        6,562
                                                                 ------------

Hong Kong - 1.5%
Bank of East Asia, Ltd.                               399,532           1,135
BOC Hong Kong Holdings, Ltd. (z)                      104,500             178
Cathay Pacific Airways, Ltd. (z)                       31,000              55
Cheung Kong Holdings, Ltd.                             82,200             606
China Mobile Hong Kong, Ltd.                          635,800           1,846
CLP Holdings, Ltd.                                     75,000             419
Dah Sing Banking Group, Ltd.                            6,560              12
DAH Sing Financial                                     16,400             101
Esprit Holdings, Ltd.                                  91,000             406
Hang Lung Properties, Ltd. (z)                        444,000             612
Hang Seng Bank, Ltd.                                   35,900             459
Henderson Land Development (z)                          9,000              40
Hong Kong & China Gas                                 413,000             720
Hong Kong Electric Holdings                           412,500           1,772
Hong Kong Land Holdings, Ltd.                          20,000              36
Hopewell Holdings                                      66,000             130
Hutchison Whampoa, Ltd.                                28,000             188
Hysan Development Co., Ltd. (z)                        40,000              72
Jardine Matheson Holdings, Ltd.                       129,300           1,577
Johnson Electric Holdings, Ltd.                        77,500              78
Kingboard Chemicals Holdings                           18,000              33
Li & Fung, Ltd.                                       427,000             591
MTR Corp. (z)                                         390,845             586
New World Development, Ltd. (z)                       126,000             102
Orient Overseas International, Ltd.                    17,000              49

                                                          International Fund  29

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PCCW, Ltd. (AE)                                       476,000             326
Shangri-La Asia, Ltd. (z)                              28,000              26
Sun Hung Kai Properties, Ltd. (z)                     242,000           2,048
Swire Pacific, Ltd. (z)                               188,600           1,257
Techtronic Industries Co. (z)                         192,000             286
Wharf Holdings, Ltd. (z)                            1,074,537           3,306
                                                                 ------------
                                                                       19,052
                                                                 ------------

Hungary - 0.1%
OTP Bank Rt                                            71,100           1,465
                                                                 ------------

India - 0.0%
InfoSystem Technologies, Ltd. - ADR (z)                 8,400             422
                                                                 ------------

Ireland - 0.6%
Bank of Ireland                                       328,384           4,296
CRH PLC                                                 9,606             215
CRH PLC                                               100,533           2,266
Depfa Bank PLC (AE)                                   127,300           1,729
                                                                 ------------
                                                                        8,506
                                                                 ------------

Israel - 0.0%
Check Point Software Technologies (AE)                 17,600             350
                                                                 ------------

Italy - 3.0%
Arnoldo Mondadori Editore SpA (z)                      24,600             229
Autostrade SpA (z)                                     42,436             828
Banca Intesa SpA (z)                                1,365,100           5,055
Banca Nazionale del Lavoro SpA (z)                     46,921             110
Banca Popolare di Milano SCRL (z)                      36,100             222
Banche Popolari Unite Scrl                             24,281             396
Banco Popolare di Verona e Novara Scrl (z)             67,478           1,124
Benetton Group SpA (z)                                 89,000             959
Capitalia SpA (z)                                      93,400             283
e.Biscom (AE)(z)                                        1,000              49
Edison SpA (AE)(z)                                    109,200             183
Enel SpA (z)                                           72,800             573
ENI SpA (z)                                           672,258          13,820
Finmeccanica SpA (z)                                2,543,752           1,789
Fondiaria-Sai SpA (z)                                  11,800             254
Gruppo Editoriale L'Espresso SpA (z)                   43,600             236
Italcementi SpA (z)                                    41,500             545
Mediaset SpA (z)                                       81,800             871
Parmalat Finanziaria SpA (z)                           46,200               6
Riunione Adriatica di Sicurta SpA (z)                  36,056             649
Saipem SpA                                             86,600             824
Sanpaolo IMI SpA (z)                                   54,349             621

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Snam Rete Gas SpA (z)                                 251,800           1,081
Telecom Italia (z)                                  1,113,937           3,301
Telecom Italia Media SpA (AE)                         148,800              56
Telecom Italia SpA                                    739,271           1,587
UniCredito Italiano SpA (z)                           772,100           3,695
                                                                 ------------
                                                                       39,346
                                                                 ------------

Japan - 20.6%
77 Bank, Ltd. (The)                                   236,000           1,489
Acom Co., Ltd.                                         20,450           1,318
Advantest Corp. (z)                                     8,100             475
Aeon Co., Ltd.                                         56,900           1,954
Aiful Corp.                                            54,700           5,153
Aioi Insurance Co., Ltd.                               34,000             145
Aisin Seiki Co., Ltd.                                  15,600             341
All Nippon Airways Co., Ltd.                           24,000              73
Alps Electric Co., Ltd. (z)                           110,500           1,489
Amano Corp.                                             8,000              68
Anritsu Corp. (z)                                      29,000             169
Aoyama Trading Co., Ltd.                                1,400              32
Arrk Corp.                                                400              15
Asahi Breweries, Ltd.                                  11,600             123
Asahi Glass Co., Ltd.                                 191,000           1,720
Asahi Kasei Corp.                                      39,000             171
Autobacs Seven Co., Ltd. (z)                            2,400              76
Bank of Yokohama, Ltd. (The)                           54,000             294
Benesse Corp.                                           3,900             116
Bridgestone Corp.                                      42,000             759
Brother Industries, Ltd.                                4,000              34
Canon, Inc.                                           220,990          10,807
Central Glass Co., Ltd.                                19,000             144
Central Japan Railway Co.                                  19             153
Chiba Bank, Ltd. (The)                                 28,000             150
Chubu Electric Power Co., Inc.                         20,500             430
Citizen Watch Co., Ltd. (z)                            39,000             388
Credit Saison Co., Ltd.                                85,400           2,587
D&M Holdings, Inc. (AE)                                23,000              65
Dai Nippon Printing Co., Ltd.                          39,000             553
Daicel Chemical Industries, Ltd.                        1,000               5
Daiei, Inc. (The)                                       6,000              14
Daiichi Pharmaceutical Co., Ltd.                       32,900             605
Daikin Industries, Ltd.                                39,000             962
Daimaru, Inc. (z)                                      28,000             216
Dainippon Ink and Chemicals, Inc.                       9,000              21
Daito Trust Construction Co., Ltd.                      8,790             328
Daiwa House Industry Co., Ltd.                        165,000           1,718
Daiwa Securities Group, Inc.                           89,000             585
Denso Corp.                                            16,400             402

 30  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dentsu, Inc. (z)                                          467           1,192
Don Quijote Co., Ltd. (z)                               8,000             447
Dowa Mining Co., Ltd.                                  47,000             284
East Japan Railway Co.                                  1,382           7,541
Eisai Co., Ltd.                                        99,400           2,922
FamilyMart Co., Ltd.                                    4,100             120
Fanuc, Ltd.                                            11,300             652
Fast Retailing Co., Ltd.                               33,700           2,378
FCC Co., Ltd.                                           2,900             142
Fuji Electric Holdings Co., Ltd. (z)                   25,000              61
Fuji Heavy Industries, Ltd. (z)                       221,200           1,213
Fuji Machine Manufacturing Co., Ltd.                   27,800             276
Fuji Photo Film Co., Ltd.                              88,000           2,642
Fujikura, Ltd. (z)                                     25,000             121
Fujisawa Pharmaceutical Co., Ltd.                       1,900              46
Fujitsu, Ltd. (z)                                      82,000             509
Fukuoka City Bank, Ltd. (The) (z)                      58,000             169
Funai Electric Co., Ltd.                                7,050             989
Furukawa Electric Co., Ltd. (z)                        90,000             367
Global Media Online, Inc.                                 100               2
Global Media Online, Inc. (AE)                            100               2
Gunze, Ltd.                                             8,000              37
Hachijuni Bank (AE)                                     5,000              32
Hankyu Department Stores (z)                           10,000              74
Hirose Electric Co., Ltd.                               5,100             495
HIS Co., Ltd. (z)                                       6,200             175
Hitachi Cable, Ltd.                                    37,000             157
Hitachi Chemical Co., Ltd.                              6,700              96
Hitachi Construction Machinery Co., Ltd. (z)            4,000              44
Hitachi Maxell, Ltd.                                   21,000             319
Hitachi Zosen Corp. (AE)(z)                            48,000              71
Hitachi, Ltd.                                         533,000           3,258
Hokkaido Electric Power Co., Inc.                       4,000              72
Hokugin Financial Group, Inc.                          84,000             199
Hokuriku Electric Power Co. (z)                         4,500              74
Honda Motor Co., Ltd.                                 226,300          11,026
Hoya Corp.                                             22,300           2,295
Isuzu Motors, Ltd. (AE)(z)                             71,000             179
Itochu Corp.                                           61,000             236
Itochu Techno-Science Corp.                             1,200              44
Ito-Yokado Co., Ltd.                                  108,000           4,204
Japan Radio Co., Ltd. (AE)(z)                          33,000             137
Japan Tobacco, Inc.                                        77             589
JFE Holdings, Inc. (z)                                 75,200           1,802
Joyo Bank                                              12,000              49
JSR Corp.                                               1,200              20
Kadokawa Holdings, Inc.                                 6,300             227
Kaken Pharmaceutical Co., Ltd. (z)                     14,000              82

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kamigumi Co., Ltd.                                     32,000             220
Kaneka Corp.                                           31,000             272
Kansai Electric Power Co., Inc. (The)                  72,100           1,316
Kao Corp.                                             208,000           5,161
Kawasaki Heavy Industries, Ltd. (z)                    71,000             104
Kawasaki Kisen Kaisha, Ltd.                            46,000             231
KDDI Corp.                                                354           1,811
Keio Teito Electric Railway                            27,000             144
Keyence Corp.                                           3,300             699
Kobe Steel, Ltd.                                       58,000              80
Kokuyo Co., Ltd.                                          700               8
Komatsu, Ltd.                                           3,000              18
Konica Minolta Holdings, Inc.                         136,000           1,781
Koyo Seiko Co., Ltd. (z)                               19,000             220
Kubota Corp.                                           17,000              77
Kuraray Co., Ltd.                                     120,000             909
Kuraya Sanseido, Inc.                                   2,300              32
Kyocera Corp.                                          25,600           1,979
Kyowa Hakko Kogyo Co., Ltd.                             1,000               7
Kyushu Electric Power Co., Inc.                        15,500             291
Lawson, Inc.                                           41,900           1,627
Leopalace21 Corp.                                         900              18
Mabuchi Motor Co., Ltd. (z)                            28,900           2,045
Makita Corp. (z)                                       14,000             199
Marubeni Corp.                                        115,000             261
Matsui Securities Co., Ltd. (z)                        35,600             979
Matsumotokiyoshi Co., Ltd. (z)                         51,600           1,324
Matsushita Electric Industrial Co., Ltd.              243,000           3,242
Meiji Dairies Corp.                                    10,000              54
Meiji Seika Kaisha, Ltd (z)                             9,000              39
Meitec Corp. (z)                                        5,900             207
Millea Holdings, Inc.                                     422           6,221
Minebea Co., Ltd.                                     385,000           1,647
Mitsubishi Chemical Corp.                              22,000              52
Mitsubishi Corp.                                       67,000             646
Mitsubishi Electric Corp.                             307,000           1,402
Mitsubishi Estate Co., Ltd.                           324,000           3,690
Mitsubishi Gas Chemical Co., Inc.                      23,000              89
Mitsubishi Heavy Industries, Ltd.                     211,000             552
Mitsubishi Rayon Co., Ltd.                             85,000             296
Mitsubishi Securities Co., Ltd. (z)                    36,000             417
Mitsubishi Tokyo Financial Group, Inc.                  1,043           9,348
Mitsui & Co., Ltd.                                     82,000             615
Mitsui Chemicals, Inc.                                 11,000              49
Mitsui Engineering & Shipbuilding Co., Ltd. (z)        89,000             133
Mitsui Fudosan Co., Ltd.                              106,000           1,180
Mitsui OSK Lines, Ltd.                                187,000             973
Mitsui Sumitomo Insurance Co., Ltd.                   159,000           1,472

                                                          International Fund  31

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mitsui Trust Holdings, Inc.                            43,000             301
Mitsumi Electric Co., Ltd. (z)                          4,200              46
Mizuho Financial Group, Inc.                              360           1,366
Murata Manufacturing Co., Ltd.                         89,900           4,469
Namco, Ltd.                                             5,800             147
NEC Corp.                                             296,000           1,849
NEC System Intergration & Construction, Ltd.            9,400              81
Nichicon Corp. (z)                                      5,500              65
Nichirei Corp.                                         91,000             317
Nidec Copal Corp. (z)                                   6,100              89
Nidec Corp. (z)                                         5,600             521
Nikko Cordial Corp.                                    73,000             331
Nikon Corp. (z)                                        38,000             366
Nintendo Co., Ltd.                                      6,500             725
Nippon Electric Glass Co., Ltd.                        18,000             321
Nippon Express Co., Ltd.                              433,000           2,293
Nippon Kayaku Co., Ltd.                                 5,000              27
Nippon Light Metal Co. (z)                             99,000             206
Nippon Meat Packers, Inc.                              94,000           1,148
Nippon Mining Holdings, Inc. (z)                       11,000              46
Nippon Oil Corp.                                       81,000             499
Nippon Sanso Corp. (z)                                 34,000             177
Nippon Shokubai Co., Ltd.                              17,000             129
Nippon Steel Corp.                                    245,000             498
Nippon Telegraph & Telephone Corp.                        417           2,080
Nippon Yusen Kabushiki Kaisha (z)                      31,000             142
Nishi-Nippon Bank, Ltd. (The)                          46,000             191
Nissan Motor Co., Ltd.                                490,200           5,297
Nissen Co., Ltd.                                        8,100             158
Nisshin Seifun Group, Inc.                              1,000              10
Nisshin Steel Co., Ltd.                               123,000             237
Nisshinbo Industries, Inc.                              7,000              50
Nitto Denko Corp.                                      24,900           1,043
NOK Corp.                                              11,800             356
Nomura Holdings, Inc.                                  61,000             838
Nomura Research Institute, Ltd.                         2,700             253
NS Solutions Corp. (z)                                  3,000              88
NS Solutions Corp. (AE)                                 3,000              90
NTN Corp.                                               5,000              26
NTT DoCoMo, Inc.                                          140             244
Obayashi Corp.                                         17,000              81
OJI Paper Co., Ltd.                                    16,000             103
Olympus Corp.                                          28,200             546
Omron Corp.                                            16,000             343
Ono Pharmaceutical Co., Ltd.                            2,000              95
Onward Kashiyama Co., Ltd.                              2,000              27
ORIX Corp.                                             62,100           6,721
Pal Co., Ltd. (z)                                       2,500              77

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Parco Co., Ltd.                                        14,000              90
Promise Co., Ltd.                                      29,150           1,892
Renown D'urban Holdings, Inc. (AE)                      1,200              18
Resona Holdings, Inc. (z)                              71,000             110
Ricoh Co., Ltd.                                        48,000             936
Rinnai Corp.                                           54,200           1,603
Rohm Co., Ltd.                                         23,400           2,507
Sammy Corp. (z)                                        22,800           1,125
Sanken Electric Co., Ltd. (z)                          20,000             225
Sankyo Co., Ltd.                                       57,900           1,252
Sanyo Electric Co., Ltd. (z)                           51,000             195
Secom Co., Ltd.                                        21,900             886
Sega Corp. (AE)(z)                                      2,000              26
Seino Transportation Co., Ltd.                         21,000             202
Sekisui House, Ltd. (z)                               225,300           2,270
Senshukai Co., Ltd.                                     7,000              68
SFCG Co., Ltd. (z)                                      8,920           1,815
Shimachu Co., Ltd.                                      6,600             160
Shimamura Co. (z)                                       4,600             335
Shin-Etsu Chemical Co., Ltd. Class D                   60,600           2,059
Shinko Electric Industries (z)                         10,300             307
Shionogi & Co., Ltd.                                   22,000             393
Shiseido Co., Ltd. (z)                                113,000           1,407
Shizuoka Bank, Ltd. (z)                                 3,000              24
Showa Shell Sekiyu KK                                  18,300             166
Skylark Co., Ltd. (z)                                  86,400           1,608
SMC Corp.                                              10,700           1,048
Snow Brand Milk Products Co., Ltd. (AE)(z)             11,500              36
Softbank Corp. (z)                                        800              28
Sohgo Security Services Co., Ltd. (z)                  63,300             755
Sompo Japan Insurance, Inc.                            79,200             782
Sony Corp. (z)                                         43,900           1,543
Stanley Electric Co., Ltd.                             24,900             380
STB Leasing Co., Ltd.                                   4,000              86
Sumisho Lease Co., Ltd.                                12,100             413
Sumitomo Bakelite Co., Ltd. (z)                       191,100           1,153
Sumitomo Chemical Co., Ltd.                           473,300           1,949
Sumitomo Corp.                                         53,000             371
Sumitomo Electric Industries, Ltd. (z)                 36,000             343
Sumitomo Forestry Co., Ltd.                            27,000             273
Sumitomo Heavy Industries, Ltd. (AE)                   85,000             234
Sumitomo Metal Industries, Ltd.                        82,000              88
Sumitomo Mitsui Financial Group, Inc. (z)               1,056           6,370
Sumitomo Osaka Cement Co., Ltd.                       159,000             400
Sumitomo Realty & Development Co., Ltd.                43,000             491

 32  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sumitomo Trust & Banking Co., Ltd. (The)              661,000           3,874
Suruga Bank, Ltd. (The)                                 5,000              35
Suzuken Co., Ltd.                                       7,800             228
Suzuki Motor Corp.                                     61,000           1,086
T&D Holdings, Inc.                                      1,050              49
Taiheiyo Cement Corp. (z)                              52,000             125
Taisei Corp.                                           22,000              70
Takashimaya Co., Ltd.                                   5,000              47
Takeda Pharmaceutical Co., Ltd.                       198,700           9,306
Takefuji Corp. (z)                                      4,550             327
Tanabe Seiyaku Co., Ltd.                                3,000              25
TDK Corp.                                              16,000           1,107
Telewave, Inc.                                             19             164
Terumo Corp.                                           49,500           1,201
TIS, Inc. (z)                                             800              31
Tobu Railway Co.                                       28,000             111
Toda Corp.                                             12,000              48
Tohoku Electric Power Co., Inc.                        59,400             977
Tokai Rika Co., Ltd.                                    6,000              94
Tokyo Electric Power Co., Inc. (The)                   47,800           1,085
Tokyo Electron, Ltd.                                   27,800           1,362
Tokyo Gas Co., Ltd.                                   156,000             558
Tokyo Steel Manufacturing Co., Ltd. (z)                 1,200              18
Tokyu Corp. (z)                                         7,000              32
Tomen Corp. (AE)(z)                                    56,000              82
Toppan Printing Co., Ltd.                              28,000             280
Toshiba Corp.                                          87,000             320
Tostem Inax Holding Corp.                               5,000             102
Toyo Seikan Kaisha, Ltd. (z)                           13,000             206
Toyota Motor Corp.                                    499,700          20,123
Toyota Tsusho Corp.                                     2,000              21
UFJ Holdings, Inc. (z)                                    934           3,753
UFJ Tsubasa Securities Co., Ltd.                       21,000              86
Uni-Charm Corp.                                         9,300             488
Uniden Corp.                                           11,000             226
UNY Co., Ltd.                                          34,000             391
USS Co., Ltd.                                           2,710             219
West Japan Railway Co.                                    403           1,616
World Co., Ltd.                                         3,000              84
Yahoo Japan Corp. (AE)(z)                                 146           1,160
Yamada Denki Co., Ltd. (z)                             21,900             758
Yamaha Corp.                                           41,400             629
Yamaha Motor Co., Ltd.                                148,000           2,268
Yamanouchi Pharmaceutical Co., Ltd.                    24,700             848
Yamato Transport Co., Ltd.                             85,000           1,355
Yamazaki Baking Co., Ltd. (z)                           7,000              67
Yokogawa Electric Corp. (z)                            19,000             222

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Yokohama Rubber Co., Ltd. (The)                         4,000              16
York-Benimaru Co., Ltd. Class D                         6,800             179
Zexel Corp.                                            25,000             123
                                                                 ------------
                                                                      269,469
                                                                 ------------

Luxembourg - 0.3%
Arcelor (z)                                           241,513           4,004
Arcelor Rights (AE)                                         6              --
Millicom International Cellular SA (AE)                10,900             187
                                                                 ------------
                                                                        4,191
                                                                 ------------

Mexico - 0.3%
America Movil SA de CV - ADR                           15,800             565
Coca-Cola Femsa SA de CV - ADR (z)                     57,200           1,173
Grupo Televisa SA - ADR                                24,400           1,147
Telefonos de Mexico SA de CV - ADR                     47,900           1,479
                                                                 ------------
                                                                        4,364
                                                                 ------------

Netherlands - 4.2%
ABN AMRO Holding NV (z)                               237,209           4,962
Aegon NV (z)                                          203,758           2,315
Akzo Nobel NV                                          54,506           1,797
Buhrmann NV (z)                                        53,200             493
DSM NV (z)                                             49,700           2,492
Euronext NV (z)                                        18,730             499
European Aeronautic Defense and Space Co. (z)          35,200             969
Heineken Holding NV Class A                             9,500             263
Heineken NV (z)                                        93,943           2,940
ING Groep NV (z)                                      381,997           8,855
Koninklijke Philips Electronics NV                     53,048           1,285
Koninklijke Philips Electronics NV                     48,780           1,182
OCE NV                                                 13,800             208
Randstad Holdings NV (z)                               29,100             796
Reed Elsevier NV (z)                                  158,432           2,023
Rodamco Europe NV                                       7,000             432
Royal Dutch Petroleum Co. (z)                         278,589          13,956
Royal Dutch Petroleum Co. Class S                       6,000             302
Royal KPN NV (z)                                      354,900           2,620
Royal Numico NV (AE)                                  117,100           3,648
TPG NV (z)                                             22,300             488
Unilever NV                                            14,100             867
Vedior NV                                               5,600              82
VNU NV                                                 18,100             478
Wolters Kluwer NV                                      97,685           1,642
                                                                 ------------
                                                                       55,594
                                                                 ------------

                                                          International Fund  33

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
New Zealand - 0.3%
Carter Holt Harvey, Ltd.                              331,040             465
Telecom Corp. of New Zealand, Ltd. (z)                911,024           3,547
                                                                 ------------
                                                                        4,012
                                                                 ------------
Norway - 0.7%
DNB NOR ASA (z)                                       261,563           1,790
Norsk Hydro ASA (z)                                    41,800           2,640
Norske Skogindustrier ASA (z)                          11,800             210
Statoil ASA (z)                                       289,600           3,623
Telenor ASA                                           106,700             726
Yara International ASA (AE)(z)                         76,804             679
                                                                 ------------
                                                                        9,668
                                                                 ------------

Portugal - 0.1%
Banco Comercial Portugues SA                          112,200             232
Portugal Telecom SGPS SA                               91,900             941
                                                                 ------------
                                                                        1,173
                                                                 ------------
Russia - 0.2%
LUKOIL - ADR                                           12,200           1,330
Mobile Telesystems - ADR (z)                            4,100             480
Vimpel-Communications - ADR (AE)                        1,500             131
YUKOS - ADR (z)                                        13,000             205
                                                                 ------------
                                                                        2,146
                                                                 ------------

Singapore - 1.0%
CapitaLand, Ltd. (z)                                   19,000              17
Chartered Semiconductor Manufacturing, Ltd.
   (AE)(z)                                             76,000              45
City Developments, Ltd. (z)                            70,000             248
ComfortDelgro Corp., Ltd.                              19,000              14
Creative Technology, Ltd.                               6,150              63
DBS Group Holdings, Ltd.                              319,200           2,879
Flextronics International, Ltd. (AE)                   68,300             859
Fraser and Neave, Ltd. Series D                        17,000             140
Jardine Cycle & Carriage, Ltd. (z)                     29,000             111
Keppel Corp., Ltd. (z)                                139,000             590
MobileOne, Ltd.                                       378,700             342
NatSteel, Ltd. (z)                                     50,400              64
Neptune Orient Lines, Ltd. (z)                        599,000             847
Oversea-Chinese Banking Corp.                         214,000           1,594
Overseas Union Enterprise, Ltd.                         2,000               9
SembCorp Industries, Ltd.                              75,000              56
Singapore Airlines, Ltd.                               17,000             110
Singapore Exchange, Ltd.                               14,000              14
Singapore Press Holdings, Ltd.                          8,000              20
Singapore Technologies Engineering, Ltd.              561,000             689
Singapore Telecommunications, Ltd.                  2,850,000           3,797

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Overseas Bank, Ltd.                             52,000             414
United Overseas Land, Ltd.                             15,000              20
Venture Corp., Ltd. (z)                                28,000             264
                                                                 ------------
                                                                       13,206
                                                                 ------------

South Africa - 0.1%
Nedcor, Ltd.                                          132,757           1,268
                                                                 ------------

South Korea - 0.9%
Korea Electric Power Corp. - ADR (z)                  139,500           1,293
KT Corp. - ADR (z)                                     73,400           1,306
NCSoft Corp. (AE)                                       8,210             600
Nextel, Inc.                                           42,318           2,071
POSCO - ADR                                            23,200             842
Samsung Electronics - GDR                               5,420             970
Samsung Electronics Co., Ltd.                          14,180           5,052
Samsung Electronics Co., Ltd. - GDR                     1,100             197
                                                                 ------------
                                                                       12,331
                                                                 ------------

Spain - 3.7%
Acerinox SA                                            35,200             487
ACS Actividades Cons y Serv                            67,326           1,123
Altadis SA                                            162,881           5,084
Antena 3 de Television SA (AE)                          1,500              79
Banco Bilbao Vizcaya Argentaria SA (z)                177,300           2,358
Banco Popular Espanol SA (z)                            8,418             453
Banco Sabadell SA (z)                                  33,700             651
Banco Santander Central Hispano SA (z)                398,898           3,789
Corp Mapfre SA                                         78,480             898
Endesa SA (z)                                         157,557           2,864
Fomento de Construcciones y Contratas SA                5,800             205
Gamesa Corp. Tecnologica SA                            94,200           1,323
Gestevision Telecinco SA (AE)                          48,800             770
Grupo Ferrovial SA (z)                                 18,600             810
Iberdrola SA (z)                                      201,378           4,116
Iberia Lineas Aereas de Espana (z)                    259,200             661
Inditex SA                                             58,000           1,326
Indra Sistemas SA                                      46,000             586
Red Electrica de Espana                                 6,100             101
Repsol YPF SA (z)                                     144,600           3,067
Repsol YPF SA - ADR                                    93,883           2,000
Sogecable SA (AE)(z)                                   21,500             795

 34  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telefonica SA                                       1,024,056          14,909
Union Fenosa SA                                         8,300             175
                                                                 ------------
                                                                       48,630
                                                                 ------------

Sweden - 2.1%
Assa Abloy AB Class B (z)                               6,200              73
Atlas Copco AB Class A                                  5,700             204
Autoliv, Inc.                                          20,900             868
Billerud AB (z)                                         6,000              91
Electrolux AB Series B                                133,700           2,333
ForeningsSparbanken AB                                 41,200             740
Getinge AB Class B                                     60,200             694
Hennes & Mauritz AB Class B                           125,145           3,219
Investor AB Class B (z)                                62,874             620
Lundin Petroleum AB (AE)                               16,000              80
Nordea Bank AB                                         66,000             449
OMHEX AB (z)                                            9,800             106
Oriflame Cosmetics SA (AE)                             22,000             731
Sandvik AB (z)                                          8,600             295
Scania AB Series B                                     11,500             383
Securitas AB Class B (z)                               22,100             249
Skandia Forsakrings AB (z)                            133,389             519
Skandinaviska Enskilda Banken AB Class A               10,200             137
Skanska AB Class B                                      8,200              70
Svenska Cellulosa AB Class B                           43,600           1,613
Svenska Handelsbanken Class A                         213,365           3,973
Swedish Match AB                                       23,500             230
Tele2 AB Class B (z)                                    3,100             123
Telefonaktiebolaget LM Ericsson Class B (AE)        2,329,413           6,219
TeliaSonera AB                                         20,000              89
Volvo AB Series A (z)                                   6,200             214
Volvo AB Series B (z)                                  77,300           2,768
WM-data AB Class B (z)                                 13,000              24
                                                                 ------------
                                                                       27,114
                                                                 ------------

Switzerland - 5.9%
ABB, Ltd. (AE)                                        276,696           1,493
Actelion NV (AE)                                        1,400             134
Adecco SA                                              21,116             979
Ciba Specialty Chemicals AG                             1,200              83
Clariant AG                                           148,130           1,995
Compagnie Financiere Richemont AG Class A             195,729           5,050
Credit Suisse Group                                    99,201           3,179
Geberit AG                                                150             101
Georg Fischer AG                                          717             169
Givaudan                                                1,362             779

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Holcim, Ltd.                                           37,972           1,985
Julius Baer Holding AG Class B                          3,340             898
Logitech International SA (AE)                          4,700             203
Lonza Group AG                                         40,140           1,772
Nestle SA                                              39,856          10,175
Nobel Biocare Holding AG                                  700              96
Novartis AG Class G                                   281,893          12,598
PubliGroupe SA                                            263              74
Roche Holding AG                                       85,523           8,446
Serono SA                                                 600             371
STMicroelectronics NV (z)                              21,300             395
Straumann Holding AG (z)                                  463              80
Sulzer AG                                               2,162             562
Swatch Group AG Class B (z)                             9,110           1,159
Swiss Life Holding (AE)(z)                              6,171             719
Swiss Reinsurance                                      69,365           4,048
Swisscom AG                                             5,323           1,729
Syngenta AG                                            33,794           2,790
Synthes, Inc.                                          11,600           1,141
UBS AG (z)                                            113,805           7,605
Valora Holding AG                                         617             136
Xstrata PLC                                           242,030           3,417
Zurich Financial Services AG (AE)                      22,652           3,201
                                                                 ------------
                                                                       77,562
                                                                 ------------

Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                127,080             905
United Microelectronics Corp. - ADR (AE)(z)           345,427           1,278
                                                                 ------------
                                                                        2,183
                                                                 ------------

Thailand - 0.0%
Advanced Info Service PCL                             131,000             285
                                                                 ------------

United Kingdom - 19.5%
3i Group PLC                                          161,522           1,678
Abbey National PLC                                     33,200             342
Alliance & Leicester PLC                               16,400             253
Alliance Unichem PLC                                   43,800             526
Allied Domecq PLC                                      87,560             709
Amvescap PLC                                            7,200              37
Anglo American PLC                                    107,922           2,293
ARM Holdings PLC                                      166,400             319
Associated British Foods PLC                           37,800             433
AstraZeneca PLC                                       149,771           6,748
AstraZeneca PLC                                       117,146           5,245

                                                          International Fund  35

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Aviva PLC                                             494,781           5,041
AWG PLC (AE)                                       14,308,868              26
AWG PLC (AE)                                           28,099             314
BAA PLC                                               147,900           1,506
BAE Systems PLC                                       838,937           3,263
Barclays PLC                                          664,290           5,559
Barratt Developments PLC                               32,600             335
BG Group PLC                                        1,189,030           7,415
BHP Billiton PLC                                      201,313           1,835
BOC Group PLC                                         141,579           2,429
Boots Group PLC                                       381,236           4,737
BP PLC                                              1,822,050          17,104
Bradford & Bingley PLC                                 55,900             274
Brambles Industries PLC                               572,266           2,215
British Airways PLC (AE)                               89,200             374
British American Tobacco PLC                          384,822           5,853
British Land Co. PLC                                   74,800             957
British Sky Broadcasting PLC                          319,294           3,512
BT Group PLC                                          710,800           2,441
Bunzl PLC                                             308,222           2,467
Cable & Wireless PLC                                  182,100             359
Cadbury Schweppes PLC                                 250,706           2,054
Cairn Energy PLC (AE)                                   8,500             219
Centrica PLC                                        1,059,300           4,558
Cobham PLC                                              9,600             240
Colt Telecom Group PLC (AE)                            12,500               9
Compass Group PLC                                      34,600             201
Corus Group PLC (AE)                                  517,783             429
Davis Service Group PLC                                 4,000              27
Diageo PLC                                            813,851          10,091
Dixons Group PLC                                       14,100              41
easyJet PLC (AE)                                      149,300             402
EMI Group PLC                                         111,900             457
Firstgroup PLC                                          8,300              43
FKI PLC                                                28,500              63
GKN PLC                                               856,134           3,582
GlaxoSmithKline PLC                                   727,043          14,774
GUS PLC                                               237,705           3,724
HBOS PLC                                              877,983          11,380
HHG PLC (AE)                                           16,800              15
HMV Group PLC                                          65,600             263
HSBC Holdings PLC (z)                                  25,049             369
HSBC Holdings PLC                                     469,083           6,891
Imperial Chemical Industries PLC                      153,700             635
Imperial Tobacco Group PLC                            293,412           6,384
Inchcape PLC                                           18,800             556
InterContinental Hotels Group PLC                     383,326           4,076
International Power PLC                               106,600             285
ITV PLC                                               271,821             517

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
J Sainsbury PLC                                       375,871           1,845
Johnston Press PLC                                      2,900              28
Kelda Group PLC                                        28,500             268
Kesa Electricals PLC                                   87,855             449
Kingfisher PLC                                        511,114           2,641
Land Securities Group PLC                               6,000             124
Lloyds TSB Group PLC                                  904,822           6,786
LogicaCMG PLC                                          59,600             178
Man Group PLC                                          46,016           1,095
Marks & Spencer Group PLC                             168,200           1,062
MFI Furniture PLC                                      58,400             140
Mitchells & Butlers PLC                               256,250           1,258
mmO2 PLC (AE)                                         176,500             287
Morrison WM Supermarkets                              134,675             443
MyTravel Group PLC (AE)                               269,800              32
National Grid Transco PLC                             145,700           1,154
Next PLC                                               45,500           1,239
Northern Foods PLC                                    126,000             354
Old Mutual PLC                                        102,600             195
Pearson PLC                                           153,400           1,721
Pennon Group PLC                                       26,300             349
Persimmon PLC                                          89,400             951
Prudential PLC                                        100,190             827
Punch Taverns PLC                                      75,600             655
Reckitt Benckiser PLC Series C                        150,100           4,107
Reed Elsevier PLC                                     130,400           1,155
Reuters Group PLC                                     237,400           1,406
Rexam PLC                                             236,654           1,836
Rio Tinto PLC                                         272,854           7,114
RMC Group PLC                                          90,800             989
Rolls-Royce Group PLC                                 139,690             613
Royal & Sun Alliance Insurance Group                  828,827           1,165
Royal Bank of Scotland Group PLC                      278,161           7,824
SABMiller PLC                                          10,900             139
Scottish & Newcastle PLC                               25,400             184
Scottish & Southern Energy PLC                        210,703           2,754
Scottish Power PLC                                     73,100             524
Severn Trent PLC                                       19,300             280
Shell Transport & Trading Co. PLC                   1,180,410           8,558
Shire Pharmaceuticals PLC                              37,600             329
Signet Group PLC                                      168,500             333
Smith & Nephew PLC                                    311,200           3,142
Smiths Group PLC                                      100,900           1,340
SSL International PLC                                   9,500              51
Stagecoach Group PLC                                  151,500             243
Standard Chartered PLC                                178,008           2,945
Tate & Lyle PLC                                        96,400             575
Taylor Woodrow PLC                                     12,100              55
Tesco PLC                                             309,500           1,433

 36  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Trinity Mirror PLC                                     49,300             558
Unilever PLC                                          265,900           2,349
United Business Media PLC                              55,011             494
United Utilities PLC                                   21,300             200
Vodafone Group PLC                                  8,598,204          18,654
Warner Chilcott PLC                                     5,200              57
Whitbread PLC                                          93,000           1,386
Wimpey George PLC                                     180,900           1,219
Wolseley PLC                                           23,800             370
WPP Group PLC                                          10,400              96
                                                                 ------------
                                                                      257,442
                                                                 ------------
TOTAL COMMON STOCKS
(cost $1,016,536)                                                   1,167,831
                                                                 ------------
LONG-TERM INVESTMENTS - 0.1%
Cayman Islands - 0.1%
Credit Suisse Group Finance
   Guernsey, Ltd.
   6.000% due 12/23/05                                    125             118
SMFG Finance, Ltd. (y)
   2.250% due 07/11/05                                 60,000           1,161
                                                                 ------------
TOTAL LONG-TERM INVESTMENTS
(cost $890)                                                             1,279
                                                                 ------------
                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.2%
Belgium - 0.2%
Bel 20 Index Futures
   Aug 2004 2,465.73 (EUR) Call (22)                    1,304             266
   Aug 2004 2,470.33 (EUR) Call (186)                  11,049           2,236
                                                                 ------------
                                                                        2,502
                                                                 ------------
Switzerland - 0.0%
Swiss Market Index Futures
   Sep 2004 5,631.50 (CHF) Put (43)                     1,892             195
   Sep 2004 5,625.31 (CHF) Put (39)                     1,713             175
                                                                 ------------
                                                                          370
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2,897)                                                           2,872
                                                                 ------------
                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.8%
Australia - 0.1%
News Corp., Ltd.                                       95,007             764
                                                                 ------------
Brazil - 0.1%
Cia Vale do Rio Doce - ADR                              6,000             265
Telecomunicacoes Brasileiras SA - ADR                  39,900           1,152
                                                                 ------------
                                                                        1,417
                                                                 ------------
Germany - 0.6%
Fresenius AG (z)                                        9,000             667
Fresenius Medical Care AG (z)                           2,200             114
Porsche AG                                              5,653           3,654
ProSieben SAT.1 Media AG (z)                           78,292           1,349
Wella AG                                                9,393             880
                                                                 ------------
                                                                        6,664
                                                                 ------------
South Korea - 0.0%
Samsung Electronics Co., Ltd.                             640             157
                                                                 ------------
TOTAL PREFERRED STOCKS
(cost $7,715)                                                           9,002
                                                                 ------------
SHORT-TERM INVESTMENTS - 23.5%
United States - 23.5%
Frank Russell Investment Company
   Money Market Fund                              100,459,001         100,459
Frank Russell Investment Company
   Money Market Fund (N)                           89,067,071          89,067
State Street Securities Lending
   Quality Trust (N)                              102,536,292         102,536
United States Treasury Bill (c)(y)
   1.269% due 08/12/04 (s)                              5,000           4,999
   0.950% due 08/12/04                                  1,900           1,899
   1.284% due 09/09/04 (s)                              9,000           8,988
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $307,948)                                                       307,948
                                                                 ------------
TOTAL INVESTMENTS - 113.5%
(identified cost $1,335,986)                                        1,488,932
OTHER ASSETS AND LIABILITIES
NET - (13.5%)                                                        (177,660)
                                                                 ------------
NET ASSETS - 100.0%                                                 1,311,272
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  37

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

                                                                      UNREALIZED
                                                     NOTIONAL        APPRECIATION
FUTURES CONTRACTS                                     AMOUNT        (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                 $
-----------------------------------------------------------------------------------
Long Positions
AEX Index (Germany)
   expiration date 08/04 (107)                               8446              (108)

CAC-40 Index (France)
   expiration date 08/04 (102)                              4,489                 1
   expiration date 09/04 (220)                              9,700              (129)

DAX Index (Germany)
   expiration date 09/04 (96)                              11,281              (235)

DJ STOXX 50 Index (EMU)
   expiration date 09/04 (780)                             25,505              (459)
FTSE-100 Index (UK)
   expiration date 09/04 (337)                             27,025              (269)

Hang Seng Index (Hong Kong)
   expiration date 08/04 (154)                             12,063               (45)

SPI 200 Index (Australia)
   expiration date 09/04 (101)                              6,238                43

TOPIX Index (Japan)
   expiration date 09/04 (387)                             39,566              (337)

Short Positions
CAC-40 Index (France)
   expiration date 08/04 (73)                               3,213               (73)

DAX Index (Germany)
   expiration date 09/04 (3)                                  353                 6

FTSE-100 Index (UK)
   expiration date 09/04 (118)                              9,463               143

IBEX Plus Index (Spain)
   expiration date 08/04 (4)                                  381                10

MIB-30 (Italy)
   expiration date 09/04 (28)                               4,684                 1

SPI 200 Index (Australia)
   expiration date 09/04 (110)                              6,794               (86)
                                                                    ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                    (1,537)
                                                                    ===============

                                                     NOTIONAL           MARKET
OPTIONS WRITTEN                                       AMOUNT             VALUE
(NUMBER OF CONTRACTS)                                    $                 $
-----------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   Aug 2004 2,465.73 (EUR) Put (22)                         1,304              (265)
   Aug 2004 2,470.33 (EUR) Put (186)                       11,049            (2,246)

Switzerland
Swiss Market Index Futures
   Sep 2004 5,625.31 (CHF) Call (39)                        1,713              (168)
   Sep 2004 5,631.50 (CHF) Call (43)                        1,892              (152)
                                                                    ---------------

Total Liability for Options Written
   (premiums received $2,892)                                                (2,831)
                                                                    ===============

See accompanying notes which are an integral part of the financial statements.

 38  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             257      AUD           368    08/03/04                  1
USD             283      AUD           407    08/03/04                  2
USD             354      AUD           500    09/15/04                 (5)
USD             694      AUD         1,000    09/15/04                  4
USD             728      AUD         1,000    09/15/04                (30)
USD           5,864      AUD         8,600    09/15/04                135
USD             111      CAD           148    08/05/04                 --
USD              10      CHF            13    08/02/04                 --
USD             127      CHF           162    08/03/04                 --
USD              41      CHF            52    08/04/04                 (1)
USD           1,142      CHF         1,435    09/15/04                (20)
USD              29      DKK           180    09/15/04                 --
USD               4      EUR             3    08/02/04                 --
USD              14      EUR            11    08/02/04                 --
USD             301      EUR           250    08/02/04                 (1)
USD             420      EUR           348    08/02/04                 (2)
USD              40      EUR            33    08/03/04                 --
USD             122      EUR           101    08/03/04                 --
USD             409      EUR           338    08/03/04                 (2)
USD              11      EUR             9    08/04/04                 --
USD              11      EUR             9    08/04/04                 --
USD              99      EUR            80    09/15/04                 (3)
USD             931      EUR           750    09/15/04                (30)
USD           1,232      EUR         1,000    09/15/04                (31)
USD           1,242      EUR         1,000    09/15/04                (41)
USD           1,550      EUR         1,250    09/15/04                (49)
USD           1,803      EUR         1,500    09/15/04                 (1)
USD           3,492      EUR         2,900    09/15/04                 (8)
USD           3,605      EUR         3,000    09/15/04                 (1)
USD           3,715      EUR         3,000    09/15/04               (110)
USD           3,717      EUR         3,000    09/15/04               (112)
USD          26,213      EUR        21,750    09/15/04                (83)
USD          28,912      EUR        24,000    09/15/04                (78)
USD              19      GBP            10    08/02/04                 --
USD             165      GBP            91    08/02/04                 --
USD             279      GBP           153    08/02/04                 (1)
USD             309      GBP           170    08/02/04                  1
USD              40      GBP            22    08/03/04                 --
USD              69      GBP            38    08/03/04                 --
USD              11      GBP             6    08/04/04                 --
USD              65      GBP            36    08/04/04                 --
USD              68      GBP            37    08/04/04                 --
USD             618      GBP           340    09/15/04                 (2)
USD             899      GBP           500    09/15/04                  7
USD           1,805      GBP         1,000    09/15/04                  7

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,807      GBP         1,000    09/15/04                  5
USD           1,846      GBP         1,000    09/15/04                (35)
USD           1,855      GBP         1,000    09/15/04                (43)
USD           2,952      GBP         1,600    09/15/04                (54)
USD           9,172      GBP         5,088    09/15/04                 46
USD          13,676      GBP         7,600    09/15/04                 93
USD          19,795      GBP        11,000    09/15/04                134
USD             424      HKD         3,306    08/02/04                 --
USD              13      HKD           100    09/15/04                 --
USD             259      HKD         2,012    09/15/04                 --
USD               2      JPY           239    08/02/04                 --
USD               3      JPY           351    08/02/04                 --
USD               4      JPY           391    08/02/04                 --
USD               6      JPY           724    08/02/04                 --
USD               9      JPY         1,030    08/02/04                 --
USD             251      JPY        27,917    08/02/04                 --
USD             482      JPY        53,599    08/02/04                 --
USD               2      JPY           171    08/03/04                 --
USD               2      JPY           238    08/03/04                 --
USD               6      JPY           706    08/03/04                 --
USD               7      JPY           757    08/03/04                 --
USD               8      JPY           886    08/03/04                 --
USD              73      JPY         8,249    08/03/04                  1
USD               2      JPY           241    08/04/04                 --
USD               3      JPY           337    08/04/04                 --
USD               4      JPY           395    08/04/04                 --
USD               6      JPY           706    08/04/04                 --
USD               6      JPY           706    08/04/04                 --
USD               8      JPY           901    08/04/04                 --
USD             922      JPY       100,000    09/15/04                (21)
USD             927      JPY       100,000    09/15/04                (26)
USD           1,424      JPY       156,115    09/15/04                (18)
USD           1,785      JPY       200,000    09/15/04                 16
USD           1,801      JPY       200,000    09/15/04                  1
USD           1,814      JPY       200,000    09/15/04                (13)
USD           1,835      JPY       200,000    09/15/04                (33)
USD           3,675      JPY       400,000    09/15/04                (71)
USD          12,189      JPY     1,350,000    09/15/04                (27)
USD          15,882      JPY     1,760,000    09/15/04                (27)
USD          22,970      JPY     2,503,000    09/15/04               (422)
USD             108      NOK           758    08/03/04                 --
USD              20      NZD            32    08/03/04                 --
USD           3,734      NZD         5,710    09/15/04               (125)
USD              44      SEK           333    08/03/04                 --
USD              54      SEK           400    09/15/04                 (2)

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  39

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              20      SGD            35    08/04/04                 --
USD             363      SGD           620    09/15/04                 (2)
AUD               2      USD             2    08/03/04                 --
AUD              20      USD            14    08/03/04                 --
AUD             330      USD           237    09/15/04                  7
AUD             500      USD           353    09/15/04                  5
AUD           2,600      USD         1,772    09/15/04                (41)
AUD           3,537      USD         2,429    09/15/04                (39)
AUD           5,970      USD         4,124    09/15/04                (41)
CAD           1,377      USD         1,000    08/06/04                (35)
CHF               0      USD            --    08/02/04                 --
CHF             208      USD           163    08/02/04                  1
CHF             350      USD           270    08/12/04                 (4)
CHF           1,567      USD         1,230    08/25/04                  6
CHF           1,937      USD         1,550    09/07/04                 36
CHF             150      USD           122    09/15/04                  5
CHF             350      USD           274    10/07/04                 --
DKK             100      USD            16    09/15/04                 --
DKK             100      USD            17    09/15/04                 --
DKK           1,490      USD           241    10/07/04                 --
EUR               0      USD            --    08/02/04                 --
EUR              39      USD            47    08/02/04                 --
EUR              28      USD            34    08/03/04                 --
EUR              37      USD            44    08/04/04                 --
EUR           1,000      USD         1,216    09/15/04                 14
EUR           1,500      USD         1,840    09/15/04                 38
EUR           4,000      USD         4,934    09/15/04                128
EUR           4,903      USD         5,882    09/15/04                 (8)
EUR           6,060      USD         7,350    09/15/04                 70
EUR          16,200      USD        19,533    09/15/04                 70
EUR           1,530      USD         1,838    10/07/04                  1
GBP             600      USD         1,106    09/15/04                 18
GBP           1,000      USD         1,804    09/15/04                 (8)
GBP           1,000      USD         1,819    09/15/04                  8
GBP           6,700      USD        12,057    09/15/04                (81)
GBP             610      USD         1,099    10/07/04                 (4)
GBP           8,445      USD        15,263    10/29/04                 21
HKD             300      USD            39    09/15/04                 --
JPY             497      USD             4    08/02/04                 --
JPY             500      USD             4    08/02/04                 --
JPY           4,215      USD            38    08/02/04                 --
JPY           4,438      USD            40    08/02/04                 --
JPY           6,113      USD            55    08/02/04                 --
JPY             998      USD             9    08/03/04                 --
JPY           2,743      USD            24    08/03/04                 --
JPY          10,570      USD            95    08/03/04                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY          28,759      USD           257    08/03/04                 (2)
JPY          33,114      USD           295    08/03/04                 (2)
JPY           4,295      USD            39    08/04/04                 --
JPY          14,864      USD           133    08/04/04                 --
JPY          26,743      USD           240    08/04/04                 (1)
JPY          62,883      USD           568    09/07/04                  2
JPY          50,000      USD           451    09/15/04                  1
JPY         100,000      USD           924    09/15/04                 23
JPY         100,000      USD           935    09/15/04                 33
JPY         150,000      USD         1,386    09/15/04                 35
JPY         211,000      USD         1,948    09/15/04                 47
JPY         400,000      USD         3,678    09/15/04                 75
JPY         750,000      USD         6,771    09/15/04                 15
JPY         205,790      USD         1,837    10/07/04                (19)
JPY         118,057      USD         1,095    10/14/04                 30
NOK           1,520      USD           216    10/07/04                 --
SEK              82      USD            11    08/02/04                 --
SEK             165      USD            22    08/02/04                 --
SEK              82      USD            11    08/03/04                 --
SEK           1,404      USD           183    08/03/04                 --
SEK             900      USD           119    09/15/04                  2
SEK          25,082      USD         3,288    09/15/04                 28
SGD              58      USD            33    08/03/04                 --
SGD              43      USD            25    08/04/04                 --
SGD             830      USD           484    09/15/04                  1
                                                           --------------

                                                                     (642)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 40  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       7.2             92,873
Consumer Discretionary                                       10.8            141,858
Consumer Staples                                              7.1             92,448
Financial Services                                           20.3            266,556
Health Care                                                   7.3             95,085
Integrated Oils                                               4.3             56,973
Materials and Processing                                      9.5            124,485
Miscellaneous                                                 1.3             17,151
Options                                                       0.2              2,872
Other Energy                                                  4.8             62,401
Producer Durables                                             4.3             56,445
Technology                                                    3.2             43,824
Telecommunication Services                                     --                328
Utilities                                                     9.6            126,406
Short-Term Investments                                       23.5            307,948
Long-Term Investments                                         0.1              1,279
                                                  ---------------    ---------------

Total Investments                                           113.5          1,488,932
Other Assets and Liabilities, net                           (13.5)          (177,660)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,311,272
                                                  ===============    ===============

                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1              1,269
Asia                                                          7.7            102,708
Europe                                                       39.9            522,556
Japan                                                        20.6            269,469
Latin America                                                 0.5              6,983
Middle East                                                    --                350
United Kingdom                                               19.7            257,442
Options                                                       0.2              2,872
Other                                                         1.2             16,056
Short-Term Investments                                       23.5            307,948
Long-Term Investments                                         0.1              1,279
                                                  ---------------    ---------------

Total Investments                                           113.5          1,488,932
Other Assets and Liabilities, net                           (13.5)          (177,660)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,311,272
                                                  ===============    ===============

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  41

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 95.7%
Asset-Backed Securities - 6.7%
ABSC Manufactured Housing Contract (y)
   Series 2004-OK1 Class A4
   5.019% due 04/16/30                                    845             674
American Airlines, Inc.
   7.858% due 10/01/11                                    325             324
Amortizing Residential Collateral Trust (E)
   Series 2002-BC5 Class A
   1.770% due 07/25/32                                    208             209
Capital One Multi-Asset Execution Trust
   Series 2004-C1 Class C1
   3.400% due 11/16/09                                  1,040           1,026
Capital One Prime Auto Receivables Trust
   Series 2003-2 Class B
   2.460% due 06/15/10                                  1,030           1,025
Capital One Prime Auto Receivables Trust (E)
   Series 2004-1 Class A4
   1.450% due 08/17/09                                  1,340           1,341
Carmax Auto Owner Trust
   Series 2003-2 Class C
   2.750% due 10/15/10                                    522             518
Chase Credit Card Master Trust (E)
   Series 2003-1 Class A
   1.430% due 04/15/08                                  2,065           2,066
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2003-4 Class 1A1
   1.570% due 09/25/17                                    752             752
   Series 2004-1 Class 1A1
   1.560% due 11/25/18                                    710             710
Chase Funding Net Interest Margin (y)
   Series 2003-5A Class NOTE
   5.750% due 11/27/34                                    103             103
Chesapeake Funding LLC (E)
   Series 2002-1 Class A1
   1.763% due 06/07/07                                    501             501
Citibank Credit Card Issuance Trust
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,400           1,467
   Series 2003-C4 Class C4
   5.000% due 06/10/15                                  1,875           1,802

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citibank Credit Card Issuance Trust (E)
   Series 2003-A4 Class A4
   1.620% due 03/20/09                                  2,390           2,391
Collegiate Funding Services Education Loan Trust
   I (E)
   1.370% due 03/28/12                                    718             718
   Series 2003-B Class A1
   1.686% due 09/30/13                                  1,117           1,117
Continental Airlines, Inc.
   6.900% due 01/02/18                                  1,103           1,042
   6.545% due 02/02/19                                    351             331
Discover Card Master Trust I (E)
   Series 2000-2 Class A
   1.560% due 09/18/07                                  3,620           3,624
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-2 Class A
   1.480% due 04/15/08                                  2,255           2,258
Federal Housing Authority: Project Citi 68 (E)
   7.000% due 06/27/21                                    495             506
First Franklin NIM Trust (y)
   Series 2002-FF1 Class A
   7.870% due 04/25/32                                     11              11
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.480% due 08/15/08                                    660             661
First USA Credit Card Master Trust (E)
   Series 1998-4 Class A
   1.530% due 03/18/08                                    765             766
Fleet Credit Card Master Trust II
   Series 2001-C Class A
   3.860% due 03/15/07                                    970             973
Ford Credit Auto Owner Trust (E)
   Series 2002-A Class A3B
   1.500% due 01/15/06                                    323             323
Ford Credit Floorplan Master Owner Trust (E)
   Series 2004-1 Class A
   1.502% due 07/15/09                                  1,795           1,794
GMAC Mortgage Corp. Loan Trust (E)
   Series 1999-1 Class A
   1.700% due 06/18/27                                    949             951
   Series 2003-HE1 Class A1
   1.540% due 04/25/33                                  2,055           2,055
   Series 2004-HE1 Class A1
   1.530% due 06/25/34                                  1,130           1,130

 42  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Green Tree Financial Corp.
   Series 1995-5 Class M1
   7.650% due 09/15/26                                  1,065           1,146
Long Beach Mortgage Loan Trust (E)
   Series 2004-1 Class A4
   1.580% due 02/25/34                                  1,539           1,539
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
   6.800% due 07/15/14                                  1,375           1,492
MBNA Master Credit Card Trust USA (E)
   Series 2000-C Class A
   1.540% due 07/15/07                                    390             390
Morgan Stanley Cap I, Inc.
   5.450% due 10/28/33                                  1,370           1,397
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   1.580% due 04/15/08                                    840             840
Nelnet Education Loan Funding, Inc. (y)(E)
   Series 2004-1A Class A1A
   1.260% due 05/25/19                                  1,555           1,554
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A2
   1.600% due 06/25/11                                    284             284
   Series 2003-2 Class A2
   1.690% due 10/25/13                                    957             957
Nissan Auto Receivables Owner Trust
   Series 2004-B Class A3
   3.350% due 05/15/08                                  3,025           3,037
Nissan Master Owner Trust Receivables (E)
   Series 2003-A Class A1
   1.440% due 09/15/08                                  1,875           1,876
North Carolina State Education Assistance
   Authority (E)
   Series 2000-2000 Class G
   1.470% due 06/01/09                                    139             139
Northstar Education Finance, Inc. (E)
   Series 2004-1 Class A1
   1.712% due 01/28/11                                    945             945
Residential Asset Mortgage Products, Inc. (E)
   Series 2002-RS5 Class AII
   1.820% due 09/25/32                                    705             706
   Series 2003-RS1 Class AII
   1.840% due 02/25/33                                  1,047           1,050

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-RS2 Class AII
   1.790% due 03/25/33                                  1,031           1,033
   Series 2003-RS3 Class AII
   1.810% due 04/25/33                                    831             833
   Series 2003-RS6 Class AI1
   1.580% due 02/25/21                                    531             531
   Series 2004-RS2 Class AIIB
   1.700% due 02/25/34                                  1,426           1,425
   Series 2004-RS5 Class AI1
   1.580% due 03/25/23                                  1,924           1,924
   Series 2004-RS6 Class AI1
   1.600% due 08/25/22                                  1,505           1,505
SLM Student Loan Trust (E)
   Series 2003-11 Class A2
   1.570% due 03/15/13                                  2,255           2,255
   Series 2003-5 Class A2
   1.550% due 12/17/12                                  2,305           2,305
   Series 2004-3 Class A1
   1.650% due 10/26/09                                    855             854
   Series 2004-A Class A1
   1.580% due 03/15/17                                  1,635           1,635
   Series 2004-B Class A1
   1.403% due 06/15/18                                  1,790           1,790
Small Business Administration
   7.449% due 08/01/10                                    313             343
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   1.790% due 01/25/34                                    670             671
   Series 2004-BC2 Class A2
   1.720% due 05/25/35                                    939             939
Structured Asset Investment Loan Trust (E)
   Series 2003-BC5 Class 1A1
   1.570% due 06/25/33                                    269             269
Structured Asset Securities Corp. (E)
   Series 2003-BC1 Class A
   1.950% due 05/25/32                                    929             932
Superior Wholesale Inventory Financing Trust (E)
   Series 2000-A Class A
   1.730% due 04/15/07                                  2,530           2,532
Tenaska Alabama II Partners, LP (y)
   6.125% due 03/30/23                                    263             265
Triad Auto Receivables Owner Trust (E)
   Series 2003-A Class A3
   1.553% due 07/12/07                                  1,505           1,505

                                                         Fixed Income I Fund  43

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   1.700% due 11/25/33                                    569             569
                                                                 ------------
                                                                       74,636
                                                                 ------------

Corporate Bonds and Notes - 18.3%
Alabama Power Co.
   Series Y
   2.800% due 12/01/06                                    750             743
Amerada Hess Corp.
   7.300% due 08/15/31                                    205             212
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                    755             779
American General Finance Corp.
   Series MTNH
   4.500% due 11/15/07                                  1,075           1,095
American RE Corp.
   Series B
   7.450% due 12/15/26                                    510             548
Arrow Electronics, Inc.
   6.875% due 07/01/13                                    290             303
AT&T Corp. Step Up Bond
   8.050% due 11/15/11                                     55              57
   8.750% due 11/15/31                                     75              75
AT&T Wireless Services, Inc.
   8.750% due 03/01/31                                  1,205           1,500
BAE Systems Holdings, Inc. (y)
   6.400% due 12/15/11                                    760             817
Bank of America Corp.
   7.800% due 02/15/10                                     40              46
   4.375% due 12/01/10                                  1,895           1,868
Bank One Corp.
   2.625% due 06/30/08                                  1,115           1,059
   5.250% due 01/30/13                                    765             760
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    170             191
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                                  1,290           1,232
Bellsouth Capital Funding
   7.875% due 02/15/30                                  1,000           1,164
Boeing Capital Corp. (z)
   6.100% due 03/01/11                                    150             160
Boeing Co. (The) (z)
   5.125% due 02/15/13                                    755             754
Bristol-Myers Squibb Co.
   5.750% due 10/01/11                                    860             903

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     80              85
Cadbury Schweppes US Finance LLC (y)
   3.875% due 10/01/08                                  1,210           1,194
Campbell Soup Co.
   5.875% due 10/01/08                                    165             176
Caterpillar Financial Services Corp. (z)
   4.875% due 06/15/07                                    460             477
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    195             202
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    275             284
CIT Group, Inc.
   5.750% due 09/25/07                                    160             169
CIT Group, Inc. (z)
   6.875% due 11/01/09                                     80              89
Citicorp
   7.250% due 10/15/11                                    455             523
Citigroup, Inc.
   5.750% due 05/10/06                                  4,005           4,197
   3.500% due 02/01/08                                    985             975
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    105             107
Comcast Cable Communications
   8.375% due 05/01/07                                    670             749
Comcast Cable Communications Holdings, Inc.
   9.455% due 11/15/22                                  2,280           2,966
Comcast Corp.
   5.850% due 01/15/10                                    135             142
Constellation Energy Group, Inc. (z)
   6.125% due 09/01/09                                    380             405
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    905             876
   Series MTNH
   6.250% due 04/15/09                                    890             956
   Series MTNK
   5.500% due 02/01/07                                    100             105
COX Communications, Inc.
   6.750% due 03/15/11                                    555             603
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    155             159

 44  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc. (z)
   3.875% due 01/15/09                                    785             771
   5.500% due 08/15/13                                     95              96
CVS Corp.
   5.625% due 03/15/06                                    440             459
DaimlerChrysler NA Holding Corp.
   4.050% due 06/04/08                                    855             847
Detroit Edison Co.
   6.125% due 10/01/10                                    135             145
   6.350% due 10/15/32                                    105             108
Devon Energy Corp.
   2.750% due 08/01/06                                  1,225           1,210
Devon Financing Corp. ULC
   7.875% due 09/30/31                                    595             690
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     90              95
Dow Chemical Co. (The)
   7.375% due 11/01/29                                    400             443
Dresdner Funding Trust I (y)
   8.151% due 06/30/31                                    385             437
DTE Energy Co.
   6.450% due 06/01/06                                    475             499
Duke Capital LLC
   4.302% due 05/18/06                                    165             168
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     50              52
   7.875% due 08/16/10                                  1,605           1,849
Duke Energy Field Services LLC (z)
   6.875% due 02/01/11                                     35              39
Duke Realty, LP (z)
   5.875% due 08/15/12                                    665             692
EI Du Pont de Nemours & Co.
   8.250% due 09/15/06                                    795             878
Eli Lilly & Co.
   6.770% due 01/01/36                                    510             567
EOP Operating, LP
   7.000% due 07/15/11                                    850             935
Exelon Generation Co. LLC
   5.350% due 01/15/14                                    895             880
FedEx Corp.
   7.600% due 07/01/97                                    150             166
FHLMC Structured Pass Through Securities
   2.614% due 07/15/11                                  2,090           2,083
Fifth Third Bank Michigan
   7.750% due 08/15/10                                    450             470

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    410             434
   Series C
   7.375% due 11/15/31                                    230             249
FleetBoston Financial Corp.
   4.875% due 12/01/06                                    890             924
Ford Motor Co.
   6.375% due 02/01/29                                    185             157
   7.450% due 07/16/31                                    640             609
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,900           2,004
   7.875% due 06/15/10                                  2,170           2,369
   7.375% due 02/01/11                                    720             764
Ford Motor Credit Co. (z)
   7.000% due 10/01/13                                  3,225           3,283
FPL Group Capital, Inc. (z)
   6.125% due 05/15/07                                    855             913
General Electric Capital Corp.
   Series MTNA
   4.250% due 12/01/10                                  2,740           2,690
   6.000% due 06/15/12                                  1,765           1,884
General Electric Capital Corp. (z)
   3.250% due 06/15/09                                  1,500           1,437
General Electric Co.
   5.000% due 02/01/13                                  2,845           2,840
General Motors Acceptance Corp.
   7.250% due 03/02/11                                  3,330           3,502
   6.875% due 09/15/11                                  3,085           3,167
   7.000% due 02/01/12                                  1,130           1,161
   6.875% due 08/28/12                                  1,520           1,547
   8.000% due 11/01/31                                  3,660           3,717
General Motors Acceptance Corp. (z)
   6.125% due 09/15/06                                  1,780           1,856
General Motors Corp. (z)
   8.375% due 07/15/33                                    730             763
Golden West Financial Corp.
   4.125% due 08/15/07                                    270             274
Goldman Sachs Group, Inc.
   7.350% due 10/01/09                                    745             840
   6.875% due 01/15/11                                    480             531
   4.750% due 07/15/13                                    995             946
   5.250% due 10/15/13                                  2,815           2,769
   6.345% due 02/15/34                                  2,810           2,692
Harrah's Operating Co., Inc.
   5.375% due 12/15/13                                    925             881
Harrah's Operating Co., Inc. (y)
   5.500% due 07/01/10                                  1,935           1,936

                                                         Fixed Income I Fund  45

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Historic TW, Inc.
   9.125% due 01/15/13                                    110             135
   8.050% due 01/15/16                                    460             530
   6.950% due 01/15/28                                  1,230           1,259
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    165             181
Household Finance Corp.
   5.750% due 01/30/07                                  2,030           2,142
   4.750% due 05/15/09                                  3,715           3,766
   7.000% due 05/15/12                                  1,745           1,945
   6.375% due 11/27/12                                    265             285
HVB Funding Trust I (y)
   8.741% due 06/30/31                                    315             367
International Lease Finance Corp.
   6.375% due 03/15/09                                    250             270
Series MTNO
   4.375% due 11/01/09                                  1,865           1,848
Series MTNP
   3.125% due 05/03/07                                  1,170           1,156
International Paper Co. (z)
   5.500% due 01/15/14                                    310             308
ITT Industries, Inc.
   7.400% due 11/15/25                                    210             234
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    260             277
JPMorgan Chase & Co.
   5.350% due 03/01/07                                    390             412
   5.750% due 01/02/13                                    285             293
JPMorgan Chase & Co. (z)
   6.750% due 02/01/11                                  1,160           1,277
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    725             801
Kerr-McGee Corp.
   6.875% due 09/15/11                                  1,000           1,086
   6.950% due 07/01/24                                    970             985
   7.875% due 09/15/31                                  1,025           1,145
Keycorp
   7.500% due 06/15/06                                    875             946
Kinder Morgan, Inc.
   6.500% due 09/01/12                                    555             590
Kraft Foods, Inc.
   4.000% due 10/01/08                                  1,605           1,592
   5.625% due 11/01/11                                    970           1,001
Kroger Co. (z)
   7.500% due 04/01/31                                     65              73
Legg Mason, Inc.
   6.750% due 07/02/08                                    405             442

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    300             328
Liberty Media Corp.
   3.500% due 09/25/06                                  3,085           3,073
   8.500% due 07/15/29                                    490             562
Liberty Media Corp. (z)
   5.700% due 05/15/13                                     35              34
Liberty Property-LP
   7.250% due 03/15/11                                    410             460
Lockheed Martin Corp.
   8.200% due 12/01/09                                    140             165
   8.500% due 12/01/29                                    330             420
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    995           1,176
May Department Stores Co. (The) (y)
   4.800% due 07/15/09                                    845             850
   6.650% due 07/15/24                                  3,215           3,222
May Department Stores Co. (The) (y)(z)
   5.750% due 07/15/14                                    185             186
Merrill Lynch & Co., Inc.
   5.450% due 07/15/14                                  1,570           1,566
Merrill Lynch & Co., Inc. (z)
   Series MTNB
   3.125% due 07/15/08                                  1,125           1,089
Miller Brewing Co. (y)
   5.500% due 08/15/13                                    260             264
Monumental Global Funding II (y)
   3.850% due 03/03/08                                    320             321
Morgan Stanley
   3.875% due 01/15/09                                    940             923
   6.750% due 04/15/11                                    345             379
   4.750% due 04/01/14                                  2,720           2,541
Natexis Ambs Co. LLC (y)(p)
   8.440% due 12/29/49                                    300             344
National Rural Utilities Cooperative Finance
   Corporation
   5.750% due 08/28/09                                  1,155           1,225
NB Capital Trust IV
   8.250% due 04/15/27                                    180             202
News America Holdings
   7.750% due 12/01/45                                    175             203
   7.900% due 12/01/95                                    250             283
   8.250% due 10/17/96                                     70              83
News America, Inc.
   6.750% due 01/09/38                                     45              49
Nisource Finance Corp.
   7.875% due 11/15/10                                    265             307

 46  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Norfolk Southern Corp.
   6.200% due 04/15/09                                    875             939
   7.050% due 05/01/37                                    355             384
   7.900% due 05/15/97                                    135             156
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                  1,060           1,271
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    215             288
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     45              46
Oncor Electric Delivery Co.
   6.375% due 05/01/12                                     25              27
   7.250% due 01/15/33                                    230             259
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                     50              49
   4.200% due 03/01/11                                    115             111
   6.050% due 03/01/34                                    155             149
Pacific Gas & Electric Co. (E)
   2.300% due 04/03/06                                  1,600           1,601
Pacificorp
   4.300% due 09/15/08                                    995             999
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                    600             629
   8.625% due 02/01/22                                    100             108
PNC Funding Corp.
   7.500% due 11/01/09                                    445             508
Principal Life, Income Funding Trusts
   5.100% due 04/15/14                                  1,450           1,430
Progress Energy, Inc.
   6.750% due 03/01/06                                    960           1,010
   7.100% due 03/01/11                                  1,135           1,251
   7.000% due 10/30/31                                    210             219
Progress Energy, Inc. (z)
   7.750% due 03/01/31                                     95             108
Raytheon Co.
   6.750% due 08/15/07                                    975           1,059
RBS Capital Trust I (p)
   4.709% due 12/29/49                                    500             465
Safeway, Inc.
   7.250% due 02/01/31                                     45              48
Simon Property Group, LP
   4.875% due 03/18/10                                  1,100           1,097
Southern California Edison Co.
   8.000% due 02/15/07                                  1,195           1,322
Sovereign Bank
   5.125% due 03/15/13                                    400             384

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sprint Capital Corp.
   6.125% due 11/15/08                                  1,755           1,859
   8.375% due 03/15/12                                     85             100
   6.875% due 11/15/28                                    420             418
   8.750% due 03/15/32                                  3,995           4,841
SunTrust Banks, Inc.
   6.000% due 02/15/26                                  1,100           1,154
SunTrust Banks, Inc. (z)
   6.250% due 06/01/08                                    160             174
TCI Communications, Inc.
   9.800% due 02/01/12                                    445             563
   7.875% due 08/01/13                                    605             696
Time Warner Entertainment Co., LP
   Series *
   8.375% due 07/15/33                                  1,305           1,544
Time Warner, Inc.
   6.750% due 04/15/11                                  2,265           2,463
   7.625% due 04/15/31                                  4,675           5,143
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    180             175
Unilever Capital Corp. (z)
   5.900% due 11/15/32                                    330             326
Univision Communications, Inc.
   3.500% due 10/15/07                                    840             833
US Bancorp
   Series MTNN
   3.125% due 03/15/08                                  1,700           1,658
US Bank NA
   5.700% due 12/15/08                                     70              74
US Bank National Association
   Series BKNT
   5.625% due 11/30/05                                    560             584
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    165             171
Verizon Global Funding Corp.
   7.750% due 12/01/30                                  4,110           4,716
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                  1,295           1,363
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    905             945
Viacom, Inc.
   7.700% due 07/30/10                                  2,065           2,369
Virginia Electric and Power Co.
   Series A
   5.750% due 03/31/06                                    500             522
   5.375% due 02/01/07                                  1,300           1,357

                                                         Fixed Income I Fund  47

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vornado Realty, LP
   5.625% due 06/15/07                                    905             947
Wachovia Corp.
   5.250% due 08/01/14                                  6,235           6,154
   6.550% due 10/15/35                                    370             398
Washington Mutual, Inc.
   2.400% due 11/03/05                                  2,320           2,305
Wells Fargo & Co.
   4.950% due 10/16/13                                    215             211
Weyerhaeuser Co.
   6.125% due 03/15/07                                  1,265           1,346
   6.750% due 03/15/12                                    115             126
   7.375% due 03/15/32                                    975           1,076
Wyeth
   5.500% due 03/15/13                                     85              83
   5.500% due 02/01/14                                    345             333
Yum! Brands, Inc.
   8.875% due 04/15/11                                    130             158
Zurich Capital Trust I (y)
   8.376% due 06/01/37                                  1,690           1,880
                                                                 ------------
                                                                      202,006
                                                                 ------------

International Debt - 5.1%
Abbey National PLC Step Up Bond (p)
   6.700% due 06/29/49                                    720             777
ACE, Ltd.
   6.000% due 04/01/07                                    700             740
Anthracite CDO I, Ltd. (y)
   Series 2004-1A Class DFX
   5.060% due 03/23/39                                    665             647
Argent NIM Trust (y)
   Series 2004-WN2 Class A
   4.550% due 04/25/34                                    322             322
   Series 2004-WN4 Class A
   4.459% due 03/25/34                                    355             355
AXA
   8.600% due 12/15/30                                  1,480           1,835
Banque Centrale de Tunisie
   8.250% due 09/19/27                                    550             608
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    290             336
British Telecommunications PLC
   8.875% due 12/15/30                                     90             113
Chalet Finance PLC (y)(E)
   Series 2003-2A Class A1
   1.490% due 11/26/13                                  1,190           1,190

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chile Government International Bond (z)
   5.625% due 07/23/07                                    920             965
Conoco Funding Co.
   6.350% due 10/15/11                                    810             886
Credit-Based Asset Servicing and Securitization
   CBO, Ltd. (y)(E)
   Series 2004-9A Class A1
   1.940% due 04/08/39                                  2,395           2,395
Crest, Ltd. (y)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  1,710           1,698
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                  1,170           1,380
   8.750% due 06/15/30                                  1,435           1,783
Diageo Finance BV
   3.000% due 12/15/06                                    955             949
EnCana Corp.
   6.500% due 08/15/34                                     85              86
Export-Import Bank Of Korea (y)
   4.125% due 02/10/09                                    280             274
First Franklin NIM Trust (y)
   Series 2004-FF5 Class N1
   4.212% due 04/25/34                                    460             460
France Telecom Step Up Bond
   8.200% due 03/01/06                                    340             364
   8.750% due 03/01/11                                    650             758
   9.500% due 03/01/31                                    245             312
G-Force CDO, Ltd. (y)
   Series 2003-1A Class CFX
   5.700% due 12/25/38                                    765             749
Granite Mortgages PLC (E)
   Series 2003-1 Class 1A2
   1.820% due 01/20/20                                  1,578           1,580
   Series 2003-2 Class 1A2
   1.790% due 07/20/20                                  1,820           1,825
Holmes Financing PLC (E)
   Series 2001-3 Class 2A
   1.760% due 01/15/07                                  2,485           2,487
Series 2002-6 Class 2A
   1.770% due 04/15/08                                  4,600           4,600
Intelsat, Ltd.
   6.500% due 11/01/13                                    435             388
Interstar Millennium Trust (E)
   Series 2003-5G Class A2
   1.880% due 01/20/36                                  1,517           1,519

 48  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Korea Development Bank
   5.250% due 11/16/06                                    790             818
   4.250% due 11/13/07                                    105             105
Korea Electric Power Corp. (y)
   5.125% due 04/23/34                                    140             135
Medallion Trust (E)
   Series 2003-1G Class A
   1.740% due 12/21/33                                  1,047           1,044
Series 2004-1G Class A1
   1.410% due 05/25/35                                  1,505           1,505
Mexico Government International Bond
   8.375% due 01/14/11                                  2,070           2,370
   8.125% due 12/30/19                                    900             992
   8.300% due 08/15/31                                    520             562
   7.500% due 04/08/33                                  1,873           1,870
Mizuho Financial Group Cayman, Ltd. (y)
   5.790% due 04/15/14                                    280             279
Mound Financing PLC (y)(E)
   Series 2001-2A Class A2
   1.910% due 11/08/07                                  1,935           1,933
National Westminster Bank PLC
   7.375% due 10/01/09                                    380             433
Newcastle CDO I, Ltd. (y)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                    845             797
Paragon Mortgages PLC (y)(E)
   Series 2004-7A Class A1A
   1.765% due 05/15/34                                    785             785
Permanent Financing PLC (E)
   Series 2003-3 Class 2A
   1.520% due 09/10/10                                  1,580           1,580
Series 2004-4 Class 2A
   1.480% due 03/10/09                                  1,935           1,934
Series 2004-5 Class 2A
   1.598% due 06/10/11                                  1,660           1,660
Petroleos Mexicanos
   9.500% due 09/15/27                                     80              92
Province of Quebec
   7.500% due 07/15/23                                    435             529
Royal Bank of Scotland Group PLC (p)
   Series 1
   9.118% due 03/31/49                                    200             242
Royal KPN NV
   8.000% due 10/01/10                                    635             739
Santander Financial Issuances
   6.375% due 02/15/11                                    120             130
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    350             406

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Systems 2001 AT LLC (y)
   7.156% due 12/15/11                                    354             378
Telecom Italia Capital SA (y)
   5.250% due 11/15/13                                    555             545
   6.375% due 11/15/33                                    160             157
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    700             686
Thomson Corp. (The) (z)
   4.250% due 08/15/09                                  1,090           1,083
TPSA Finance BV (y)
   7.750% due 12/10/08                                    190             211
Vodafone Group PLC
   7.750% due 02/15/10                                    375             432
                                                                 ------------
                                                                       56,813
                                                                 ------------

Mortgage-Backed Securities - 39.7%
ABSC NIMs Trust
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                    441             444
ABSC NIMs Trust (y)
   Series 2003-HE7 Class A
   7.000% due 12/15/33                                    522             524
Series 2004-HE5 Class A
   5.000% due 08/27/34                                    345             344
Asset Backed Funding Corp. NIM Trust (y)
   Series 2003-OPT1 Class NOTE
   6.900% due 07/26/33                                    255             255
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                    110             113
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    358             364
Bear Stearns Commercial Mortgage Securities
   Series 2004-PWR3 Class A2
   3.869% due 02/11/41                                  1,380           1,344
Centex Home Equity (E)
   Series 2003-A Class AV1
   1.730% due 03/25/33                                    483             484
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2002-2 Class 2A1
   1.700% due 05/25/32                                  1,181           1,182
Chase Funding Net Interest Margin (y)
   Series 2003-3A Class NOTE
   6.875% due 06/27/36                                     74              74

                                                         Fixed Income I Fund  49

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-C1A Class NOTE
   6.750% due 03/27/36                                    218             219
Citifinancial Mortgage Securities, Inc. (E)
   Series 2003-4 Class AF1
   1.620% due 10/25/33                                    693             693
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A2
   6.030% due 09/15/30                                  1,205           1,278
Countrywide Asset-Backed Certificates (E)
   Series 2003-5 Class AF1B
   1.630% due 08/25/22                                    997             997
   Series 2003-BC2 Class 2A1
   1.750% due 06/25/33                                    331             332
   Series 2003-BC4 Class 2A2
   1.770% due 09/25/33                                    890             892
   Series 2003-S2 Class A1
   1.620% due 12/25/18                                    844             844
Countrywide Asset-Backed Certificates (y)
   Series 2003-5NF Class NF
   6.750% due 02/25/34                                    264             266
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2003-42 Class 2A1
   1.580% due 10/25/33                                    611             611
   Series 2004-7 Class 5A2
   1.720% due 05/25/34                                    770             765
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB1 Class AV2
   1.630% due 02/25/34                                    907             907
CS First Boston Mortgage Securities Corp.
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                  1,195              22
   Series 2004-C2 Class A2
   5.416% due 05/15/36                                  1,685           1,708
Equifirst Mortgage Loan Trust (E)
   Series 2003-2 Class 3A3
   2.470% due 09/25/33                                  1,617           1,618
   Series 2004-1 Class 2A1
   1.550% due 01/25/34                                    899             899
Federal Home Loan Mortgage Corp.
   15 Year TBA (d)
   6.50%                                                1,140           1,205

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   15 Year Gold TBA (d)
   4.000%                                               1,495           1,433
   5.500%                                               1,025           1,050
   30 Year Gold TBA (d)
   4.500%                                                 175             165
   5.000%                                               3,460           3,370
   5.500%                                              17,745          17,786
   6.000%                                               9,790          10,038
   7.000% due 2008                                         37              38
   8.000% due 2009                                         16              17
   6.000% due 2010                                         68              72
   7.000% due 2010                                        202             214
   8.000% due 2010                                         38              41
   6.000% due 2011                                        383             402
   7.000% due 2011                                         23              24
   6.000% due 2012                                          7               7
   6.000% due 2013                                         82              86
   12.000% due 2014                                        42              48
   6.000% due 2016                                        847             885
   9.000% due 2016                                        152             169
   12.500% due 2016                                         2               2
   6.000% due 2017                                        789             825
   9.000% due 2017                                          1               1
   4.500% due 2018                                      1,654           1,631
   5.000% due 2018                                      1,104           1,113
   9.000% due 2018                                        247             278
   4.500% due 2019                                      1,362           1,341
   5.000% due 2019                                        541             545
   9.000% due 2020                                        139             149
   7.500% due 2024                                         10              11
   6.500% due 2025                                         37              39
   8.000% due 2025                                         79              86
   9.000% due 2025                                          8               9
   9.000% due 2026                                          1               2
   6.500% due 2027                                          4               4
   8.500% due 2027                                        142             156
   6.500% due 2028                                        431             451
   6.500% due 2029                                        776             813
   7.500% due 2029                                          1               1
   6.500% due 2031                                      1,851           1,937
   7.500% due 2031                                         65              70
   7.000% due 2032                                      1,659           1,756
   7.500% due 2032                                        291             313
   5.000% due 2033                                      3,329           3,253
   6.500% due 2033                                      1,018           1,064
   5.000% due 2034                                     11,618          11,328
   5.500% due 2034                                      3,840           3,856
   6.500% due 2034                                        619             647

 50  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 1993-1606 Class I-IO
   6.500% due 11/15/08                                    359              31
   Series 1998-2104 Class ZM
   6.000% due 12/15/28                                  1,364           1,420
   Series 2003-2626 Class BK
   4.000% due 02/15/18                                  2,451           2,402
   Series 2004-2777 Class KA
   4.500% due 08/15/29                                  2,019           2,024
Federal Home Loan Mortgage Corp. (E)
   3.665% due 2027                                        117             119
   7.828% due 2030                                         20              20
   Series 2000-2266 Class F
   1.830% due 11/15/30                                     44              44
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-54 Class 3AIO
   0.760% due 02/25/43                                  5,921             231
   Series 2003-H010 Class A1
   1.582% due 09/15/08                                  1,195           1,176
Federal National Mortgage Association
   15 Year TBA (d)
   4.000%                                               6,760           6,481
   4.500%                                               8,415           8,276
   5.000%                                              19,830          19,974
   5.500%                                              11,460          11,761
   6.000%                                               1,605           1,675
   30 Year TBA (d)
   4.500%                                               5,320           5,022
   5.000%                                              17,995          17,513
   5.500%                                              37,835          37,931
   6.000%                                              24,635          25,256
   6.500%                                               4,205           4,383
   7.000%                                                 470             496
   8.000% due 2006                                          2               2
   7.200% due 2007                                        920             996
   7.000% due 2011                                         21              22
   8.000% due 2011                                         13              14
   5.500% due 2013                                         26              26
   6.500% due 2013                                        106             112
   6.500% due 2015                                         62              66
   7.000% due 2015                                         21              22
   6.000% due 2016                                        624             652
   6.500% due 2016                                         64              68
   5.500% due 2017                                        373             384
   6.000% due 2017                                      9,562           9,992
   6.500% due 2017                                        735             777
   7.500% due 2017                                          2               2
   9.000% due 2017                                         62              69
   4.500% due 2018                                      9,083           8,951

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.000% due 2018                                      5,263           5,309
   5.500% due 2018                                      5,244           5,397
   6.000% due 2018                                        477             498
   6.500% due 2018                                        743             780
   8.500% due 2018                                         35              38
   4.500% due 2019                                        924             910
   5.000% due 2019                                      2,918           2,944
   5.500% due 2019                                        791             814
   6.500% due 2019                                        355             373
   6.500% due 2020                                        128             134
   7.500% due 2022                                          1               1
   7.500% due 2023                                          7               7
   7.500% due 2024                                        212             229
   8.000% due 2024                                        295             322
   8.500% due 2024                                         43              47
   9.000% due 2024                                         12              13
   7.000% due 2025                                         53              56
   7.500% due 2025                                         56              61
   8.000% due 2025                                          8               9
   8.500% due 2025                                         56              62
   7.000% due 2026                                         54              58
   7.500% due 2026                                          7               8
   9.000% due 2026                                         17              19
   7.000% due 2027                                         17              18
   7.500% due 2027                                         11              12
   9.000% due 2027                                          2               3
   6.500% due 2028                                      1,180           1,235
   7.500% due 2028                                         40              43
   6.500% due 2029                                      2,215           2,317
   7.000% due 2029                                        383             405
   7.500% due 2029                                        202             217
   6.500% due 2030                                         22              23
   7.500% due 2030                                          2               2
   8.000% due 2030                                        446             485
   6.500% due 2031                                        379             396
   7.500% due 2031                                        494             529
   8.000% due 2031                                        466             506
   6.500% due 2032                                      5,581           5,832
   7.000% due 2032                                      5,270           5,575
   7.500% due 2032                                      1,268           1,357
   8.000% due 2032                                         26              28
   4.500% due 2033                                      1,758           1,662
   5.000% due 2033                                      1,368           1,338
   5.500% due 2033                                      6,998           7,032
   6.000% due 2033                                         37              38
   6.500% due 2033                                      3,726           3,892
   5.000% due 2034                                     24,567          24,024
   5.500% due 2034                                      8,711           8,745
   6.500% due 2034                                        908             948

                                                         Fixed Income I Fund  51

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 1992-158 Class ZZ
   7.750% due 08/25/22                                    598             648
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,930           2,048
   Series 1997-81 Class PC
   5.000% due 04/18/27                                    155             156
Federal National Mortgage Association (E)
   Series 2004-T4 Class AIA1
   1.000% due 08/15/34                                  1,805           1,805
Federal National Mortgage Association Grantor
   Trust
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  2,460           2,643
Federal National Mortgage Association Grantor
   Trust (E)
   Series 2001-T13 Class A1
   1.260% due 03/25/32                                    445             445
   Series 2002-T13 Class A1
   1.200% due 08/25/32                                     23              22
   Series 2002-T5 Class A1
   1.220% due 05/25/32                                  2,049           2,052
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.585% due 04/25/42                                  8,423             407
   Series 2002-W6 Class 2AIO
   0.321% due 06/25/42                                  6,897              62
Federal National Mortgage Association Whole Loan
   (E)
   Series 2002-W2 Class AV1
   1.230% due 06/25/32                                    955             955
   Series 2003-W13 Class AF1
   1.170% due 10/25/33                                    345             345
   Series 2003-W16 Class AV1
   1.250% due 11/25/33                                  1,101           1,101
   Series 2004-W2 Class 5AF
   1.450% due 03/25/44                                  1,434           1,434
Federal National Mortgage Association-Aces
   Series 2000-M1 Class A
   7.408% due 01/17/13                                    362             369
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2003-FFH1 Class 2A1
   1.600% due 09/25/33                                    492             492
First Franklin NIM Trust (y)
   Series 2004-FFH2 Class N1
   4.212% due 03/25/34                                    697             697

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-FFH2 Class N2
   7.385% due 03/25/34                                    285             285
Fremont NIM Trust (y)
   Series 2004-B Class NOTE
   4.703% due 05/25/34                                    491             491
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C2 Class A1
   6.570% due 09/15/33                                    909             933
   Series 2003-C3 Class A4
   5.023% due 04/10/40                                    355             352
GMAC Mortgage Corp. Loan Trust (E)
   Series 2003-AR1 Class A1
   1.570% due 10/19/33                                    473             473
   Series 2003-AR2 Class 2A1
   1.600% due 12/19/33                                  1,238           1,236
Government National Mortgage Association
   Series 2002-61 Class A
   3.261% due 12/16/16                                    790             793
   Series 2002-61 Class BA
   4.648% due 03/16/26                                  1,325           1,334
   Series 2004-20 Class C
   4.430% due 04/16/34                                  1,710           1,648
Government National Mortgage Association I
   30 Year TBA (d)
   5.000%                                               2,575           2,521
   5.500%                                               1,465           1,473
   6.000%                                               7,035           7,233
   6.500% due 2008                                         17              18
   6.500% due 2009                                        104             110
   6.500% due 2010                                         15              16
   7.000% due 2011                                         20              22
   9.500% due 2016                                          9              10
   8.000% due 2017                                         20              21
   10.500% due 2020                                       101             116
   8.000% due 2022                                         44              49
   8.500% due 2022                                          3               4
   8.500% due 2024                                         29              32
   8.000% due 2025                                         72              79
   8.000% due 2026                                        326             358
   8.000% due 2029                                        131             143
   8.500% due 2029                                         59              64
   7.500% due 2030                                        391             421
   8.000% due 2030                                        306             335
   8.500% due 2030                                         18              20
   7.000% due 2031                                        677             719
   7.500% due 2031                                         91              98

 52  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.500% due 2032                                        549             575
   7.000% due 2032                                      1,461           1,553
   7.500% due 2032                                        679             731
   5.000% due 2033                                      2,535           2,490
   5.500% due 2033                                      8,536           8,606
   7.000% due 2033                                         52              55
Government National Mortgage Association II
   7.500% due 2032                                         96             103
   5.500% due 2034                                      1,028           1,034
Government National Mortgage Association II (E)
   4.625% due 2027                                        111             112
   3.375% due 2030                                         96              96
   4.000% due 2030                                        505             504
   3.000% due 2034                                        497             489
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,400           1,414
GS Mortgage Securities Corp. II
   Series 2004-GG2 Class A26
   5.396% due 08/10/38                                  1,390           1,407
GS Mortgage Securities Corp. II
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,465           1,591
GSAMP Trust (E)
   Series 2003-AHL Class A2A
   1.650% due 10/25/33                                    897             898
   Series 2004-SEA1 Class A1A
   1.640% due 10/25/33                                  1,257           1,256
GSAMP Trust (y)
   Series 2004-FM1N Class NOTE
   5.250% due 11/25/33                                    506             506
GSRPM Mortgage Loan Trust (E)
   Series 2003-1 Class A1
   1.700% due 01/25/32                                     39              39
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2001-1 Class A
   1.710% due 01/20/31                                    257             257
   Series 2003-1 Class A
   1.770% due 10/20/32                                    623             623
Impac CMB Trust (E)
   Series 2004-2 Class A2
   1.700% due 04/25/34                                    553             551
IndyMac Loan Trust (y)(E)
   Series 2003-L1 Class A1
   1.830% due 11/25/08                                  1,262           1,262

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-L1 Class A1
   1.730% due 07/25/09                                  1,366           1,366
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2004-CB9 Class A3
   5.151% due 06/12/41                                  1,935           1,977
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    620             658
Long Beach Asset Holdings Corp. (y)
   Series 2003-2 Class N1
   7.627% due 06/25/33                                    121             121
   Series 2003-4 Class N1
   6.535% due 08/25/33                                    147             147
Mach One Trust Commercial Mortgage-Backed (y)
   Series 2004-1A Class A3
   5.220% due 05/28/40                                  1,350           1,363
Mastr Asset Backed Securities Trust (E)
   Series 2004-OPT1 Class A3
   1.710% due 02/25/34                                    732             732
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2002-NC1 Class A1
   1.770% due 05/25/33                                    370             370
   Series 2003-WMC1 Class A2
   1.810% due 11/25/33                                    615             616
   Series 2003-WMC2 Class A2
   1.790% due 02/25/34                                    827             828
   Series 2004-WMC1 Class A2
   1.750% due 10/25/34                                  1,333           1,334
Merrill Lynch Mortgage Investors, Inc. (y)
   Series 2003-OP1N Class N1
   7.250% due 09/25/34                                    314             316
   Series 2004-WM1N Class N1
   4.500% due 10/25/34                                    498             498
Morgan Stanley ABS Capital I (E)
   Series 2003-NC10 Class A2
   1.650% due 10/25/33                                    768             768
   Series 2003-NC5 Class A2
   1.730% due 04/25/33                                    522             522
   Series 2004-HE1 Class A3
   1.610% due 01/25/34                                  1,581           1,581
   Series 2004-HE2 Class A3
   1.580% due 03/25/34                                  1,860           1,860

                                                         Fixed Income I Fund  53

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley Capital I
   Series 2004-IQ7 Class A4
   5.435% due 06/15/38                                  1,625           1,662
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP3 Class A3
   6.200% due 07/15/33                                    845             906
Morgan Stanley Dean Witter Capital I (E)
   Series 2003-NC4 Class A2
   1.820% due 04/25/33                                    438             438
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  2,590           2,781
Novastar NIM Trust (y)
   Series 2004-N1 Class NOTE
   4.458% due 02/26/34                                    642             642
   Series 2004-N2 Class NOTE
   4.458% due 06/26/34                                    702             702
Option One Mortgage Loan Trust (E)
   Series 2001-4 Class A
   1.750% due 01/25/32                                    554             555
   Series 2002-2 Class A
   1.720% due 06/25/32                                    524             525
   Series 2003-1 Class A2
   1.870% due 02/25/33                                  1,338           1,342
   Series 2003-2 Class A2
   1.750% due 04/25/33                                    571             571
Option One Mortgage Securities Corp. NIM Trust
   (y)(E)
   Series 2003-3 Class N
   1.760% due 04/25/10                                    341             342
   Series 2003-6A Class NOTE
   1.670% due 10/26/10                                    493             494
Pacificamerica Home Equity Loan
   Series 1998-2 Class AF
   6.590% due 06/26/28                                    105             107
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   1.850% due 02/25/34                                    263             263
   Series 2004-CL1 Class 2A2
   1.700% due 02/25/19                                     65              65
Renaissance NIM Trust (y)
   Series 2003-D Class NOTE
   6.657% due 03/26/34                                    270             272
   Series 2004-B Class NOTE
   5.193% due 08/26/34                                    592             592

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc.
   Series 2004-RS7 Class AI3
   4.450% due 07/25/28                                    620             620
Residential Asset Securities Corp. (E)
   Series 2001-KS1 Class AII
   1.685% due 03/25/32                                    388             388
   Series 2002-KS3 Class A1B
   1.700% due 05/25/32                                    916             916
   Series 2003-KS9 Class AI1
   1.610% due 02/25/21                                    560             560
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                    967             943
Saxon Asset Securities Trust (E)
   Series 2001-3 Class AV2
   1.730% due 08/25/31                                      9               9
   Series 2003-1 Class AV1
   1.760% due 06/25/33                                  1,125           1,127
   Series 2004-1 Class A
   1.720% due 03/25/35                                  1,380           1,379
Saxon Net Interest Margin Trust (y)
   Series 2003-A Class A
   6.656% due 08/26/33                                    280             282
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2004-OP1 Class A2
   1.700% due 02/25/34                                    816             816
Sharp SP I LLC Net Interest Margin Trust (y)
   Series 2004-FM1N Class N
   6.160% due 09/25/33                                    261             262
   Series 2004-OP1N Class NA
   4.450% due 12/25/33                                    695             695
Small Business Administration
   Series 1999-P10B Class 1
   7.540% due 08/10/09                                    948           1,038
Small Business Administration Participation
   Certificates
   Series 2003-20I Class 1
   5.130% due 09/01/23                                     98              98
Structured Asset Securities Corp. (E)
   Series 2003-S1 Class A1
   1.610% due 08/25/33                                    240             240

 54  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Washington Mutual
   Series 2002-AR4 Class A1
   5.498% due 04/26/32                                    132             134
                                                                 ------------
                                                                      439,114
                                                                 ------------

Municipal Bonds - 0.6%
County of Clark Nevada General Obligation
   Limited, weekly demand (E)(u)
   5.000% due 06/01/26                                  1,000           1,003
Energy Northwest Revenue Bonds
   5.500% due 07/01/14                                    200             223
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand (E)
   6.250% due 06/01/33                                    650             591
Lower Colorado River Authority Revenue Bonds,
   weekly demand (E)(u)
   5.000% due 05/15/33                                    600             593
Metropolitan Transportation Authority Revenue
   Bonds, weekly demand (E)(u)
   5.000% due 11/15/32                                    200             200
Michigan State Building Authority Revenue Bonds
   (u)
   5.250% due 10/15/12                                    100             111
New York City Transitional Finance Authority
   Revenue Bonds, weekly demand (E)
   5.000% due 02/01/31                                    700             692
New York State Dormitory Authority Revenue Bonds
   5.250% due 07/01/11                                    450             491
New York State Environmental Facilities Corp.
   Revenue Bonds, weekly demand (E)
   5.000% due 07/15/33                                    100             100
South Carolina Transportation Infrastructure
   Bank Revenue Bonds, weekly demand (E)
   5.000% due 10/01/33                                  1,300           1,301
Tobaco Settlement Financing Corp. Revenue Bonds,
   weekly demand (E)
   6.125% due 06/01/24                                    150             139
   6.750% due 06/01/39                                    700             628

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
University of Texas Revenue Bonds, weekly demand
   (E)
   5.000% due 08/15/33                                    200             198
                                                                 ------------
                                                                        6,270
                                                                 ------------

Non-US Bonds - 0.1%
Deutsche Bundesrepublik
   5.250% due 07/04/10                                    500             649
   5.250% due 01/04/11                                    200             260
   4.500% due 01/04/13                                    700             865
                                                                 ------------
                                                                        1,774
                                                                 ------------

United States Government Agencies - 7.0%
Federal Home Loan Bank (z)
   1.875% due 06/15/06                                  1,095           1,077
Federal Home Loan Bank System
   4.500% due 09/16/13                                  1,000             966
Federal Home Loan Bank System (z)
   2.500% due 03/15/06                                  2,555           2,548
   5.375% due 02/15/07                                    760             797
   4.500% due 11/15/12                                  2,155           2,106
Federal Home Loan Mortgage Corp.
   5.750% due 03/15/09                                  6,705           7,196
   5.750% due 01/15/12                                  3,985           4,250
Federal Home Loan Mortgage Corp. (z)
   5.500% due 07/15/06                                  8,320           8,733
   2.750% due 08/15/06                                  2,845           2,834
   4.875% due 03/15/07                                  6,415           6,677
   2.750% due 03/15/08                                    995             963
   3.625% due 09/15/08                                  3,145           3,114
   5.125% due 08/20/12                                  8,685           8,695
   4.500% due 01/15/13                                    810             791
   6.750% due 03/15/31                                  2,047           2,327
   6.250% due 07/15/32                                    275             295
Federal National Mortgage Association
   7.250% due 01/15/10                                  2,705           3,096
   5.500% due 03/15/11                                    385             406
   6.125% due 03/15/12                                  3,905           4,255
   Zero Coupon due 07/05/14                             3,100           1,845
   7.250% due 05/15/30                                    260             312
   6.210% due 08/06/38                                    570             608
Federal National Mortgage Association (z)
   2.500% due 06/15/08                                  5,995           5,723
   5.250% due 01/15/09                                  2,875           3,024
   4.250% due 05/15/09                                  1,410           1,421
   4.375% due 03/15/13                                  1,025             990

                                                         Fixed Income I Fund  55

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.625% due 10/15/13                                  1,090           1,065
   6.625% due 11/15/30                                    240             268
Financing Corp. Principal Only STRIP
   0.000% due 04/05/19                                  1,200             525
   0.000% due 09/26/19                                    800             339
                                                                 ------------
                                                                       77,246
                                                                 ------------

United States Government Treasuries - 18.2%
United States Treasury Inflation Indexed Bonds
   3.500% due 01/15/11                                    326             363
United States Treasury Inflation Indexed Bonds
   (z)
   3.625% due 01/15/08                                    176             192
   3.875% due 01/15/09                                  5,534           6,187
   4.250% due 01/15/10                                  1,124           1,291
   3.375% due 01/15/12                                  2,130           2,370
   3.000% due 07/15/12                                    210             229
   2.000% due 07/15/14                                  1,585           1,584
United States Treasury Note
   2.750% due 07/31/06                                  4,600           4,606
   11.750% due 02/15/10                                 3,165           3,330
   5.000% due 08/15/11                                    390             411
   14.000% due 11/15/11                                 1,590           1,983
   9.875% due 11/15/15                                    300             436
   6.875% due 08/15/25                                    290             349
United States Treasury Note (z)
   2.000% due 08/31/05                                  3,365           3,360
   1.875% due 01/31/06                                 13,670          13,564
   4.625% due 05/15/06                                  6,060           6,275
   6.875% due 05/15/06                                  9,570          10,284
   7.000% due 07/15/06                                 15,255          16,503
   2.375% due 08/15/06                                  9,175           9,116
   4.375% due 05/15/07                                  4,110           4,257
   6.625% due 05/15/07                                    810             887
   6.125% due 08/15/07                                  5,660           6,147
   3.125% due 09/15/08                                  3,920           3,868
   3.375% due 12/15/08                                 29,280          29,071
   6.000% due 08/15/09                                  1,045           1,154
   10.375% due 11/15/09                                   460             471
   5.750% due 08/15/10                                  5,220           5,724
   5.000% due 02/15/11                                  3,670           3,871
   13.875% due 05/15/11                                 3,365           4,026
   4.875% due 02/15/12                                  1,950           2,032
   4.000% due 11/15/12                                  3,200           3,131
   10.375% due 11/15/12                                 2,840           3,464
   4.250% due 08/15/13                                  6,210           6,127

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.250% due 11/15/13                                  3,430           3,377
   4.750% due 05/15/14                                    200             204
   9.250% due 02/15/16                                    850           1,191
   7.500% due 11/15/16                                  4,420           5,510
   8.750% due 05/15/17                                  2,490           3,411
   8.125% due 08/15/19                                  8,850          11,724
   8.125% due 08/15/21                                  4,390           5,875
   7.125% due 02/15/23                                  2,070           2,540
   6.000% due 02/15/26                                  3,270           3,570
   6.125% due 11/15/27                                  2,130           2,366
   6.125% due 08/15/29                                  1,645           1,834
United States Treasury Principal Only STRIP
   0.000% due 11/15/09                                    125             101
United States Treasury Principal Only STRIP (z)
   0.000% due 11/15/21                                  6,570           2,559
                                                                 ------------
                                                                      200,925
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,053,887)                                                   1,058,784
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Mar 2005 94.25 Put (35)                              8,247              --
United States Treasury Notes
   10 Year Futures
   Aug 2004 99.00 Put (68)                              6,732               1
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $1)                                                                   1
                                                                 ------------

PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
Centaur Funding Corp. (y)                                 360             454
DG Funding Trust (y)                                       --           1,010
                                                                 ------------
                                                                        1,464
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,376)                                                           1,464
                                                                 ------------

 56  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 44.7%
Altria Group, Inc.
   7.000% due 07/15/05                                  1,100           1,138
ANZ Delaware, Inc. (y)
   1.570% due 10/26/04                                    400             398
ASIF II
   1.200% due 01/26/05                           JPY   56,000             506
Bank Ireland Governor & Co. (c)(y)
   1.255% due 09/01/04                                  4,200           4,195
   1.285% due 09/03/04                                    500             500
Barclays US Funding, LLC. (c)(y)
   1.215% due 08/24/04                                  2,700           2,698
Bundesschatzanweisungen
   3.000% due 12/10/04                           EUR    5,060           6,101
CBA Del Finance, Inc. Years 3 & 4 Commercial
   Paper (c)(y)
   1.150% due 08/10/04                                    400             399
CDC Commercial Paper (c)(y)
   1.085% due 08/04/04                                  2,800           2,800
   1.100% due 08/04/04                                  1,900           1,900
Danske Corp. Commercial Paper (y)
   1.480% due 10/06/04                                  4,400           4,388
   1.570% due 10/25/04                                    400             398
DNB Nor Bank ASA Commercial Paper (y)
   1.500% due 10/06/04                                  4,400           4,383
European Investment Bank
   0.875% due 11/08/04                           JPY   24,000             216
Federal Home Loan Bank Discount Note (c)(y)
   1.180% due 08/25/04                                  1,600           1,599
   1.240% due 09/01/04                                    900             899
   1.234% due 09/03/04                                  1,600           1,598
Federal Home Loan Bank System (z)
   4.125% due 01/14/05                                    451             456
Federal Home Loan Mortgage Corp. Discount Note
   (y)
   1.440% due 09/14/04 (c)                              1,600           1,597
   1.445% due 09/04/04 (c)                              1,800           1,797
   1.465% due 09/28/04 (c)                              3,100           3,093
   1.560% due 10/20/04                                  1,600           1,592
   1.550% due 10/26/04                                  1,600           1,592
   1.545% due 11/12/04                                    500             498
   1.570% due 11/15/04                                  1,600           1,591
   1.579% due 11/22/04                                  1,600           1,591
Federal Home Loan Mortgage Corp. Discount Note
   (c)(y)(z)
   1.205% due 08/20/04                                  1,100           1,099

-----------------------------------------------------------------------------
                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
Federal National Mortgage Association
   6.500% due 11/01/2004                                   19              19
Federal National Mortgage Association Discount
   Note (y)
   1.055% due 08/04/04 (c)                              1,600           1,600
   1.180% due 08/25/04 (c)                              1,600           1,598
   1.185% due 08/25/04 (c)                              1,600           1,599
   1.105% due 09/01/04 (c)                              1,600           1,598
   1.414% due 09/22/04 (c)                                100             100
   1.426% due 09/22/04 (c)                              1,600           1,596
   1.455% due 10/06/04                                  3,200           3,188
   1.488% due 10/20/04                                  1,500           1,494
   1.559% due 10/27/04                                  2,600           2,590
Federal National Mortgage Association Discount
   Note (c)(y)(z)
   1.506% due 09/29/04                                  1,600           1,596
Ford Motor Credit Co.
   7.500% due 03/15/05                                    100             103
Frank Russell Investment Company Money Market
   Fund                                           111,925,000         111,925
Frank Russell Investment Company Money Market
   Fund (N)                                       122,175,810         122,176
General Electric Capital Corp. Commercial Paper
   (y)
   1.480% due 09/15/04 (c)                                900             898
   1.580% due 11/01/04                                  1,600           1,592
General Motors Acceptance Corp. Commercial Paper
   (y)
   2.495% due 04/05/05                                    200             197
   2.535% due 04/05/05                                    200             196
Government National Mortgage Association I
   8.500% due 2005                                          2               2
HBOS Treasury Services PLC (y)
   1.390% due 09/08/04 (c)                              3,200           3,195
   1.640% due 10/26/04                                  1,600           1,592
Historic TW, Inc.
   7.975% due 08/15/04                                    300             301
ING US Funding LLC Commercial Paper (y)
   1.310% due 09/02/04 (c)                              4,300           4,295
   1.470% due 09/09/04 (c)                                400             399
   1.470% due 10/04/04                                    100             100
International Bank for Reconstruction &
   Development
   4.750% due 12/20/04                           JPY    6,000              55
Italy Government International Bond
   5.000% due 12/15/04                           JPY   15,000             137

                                                         Fixed Income I Fund  57

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
KFW International Finance
   1.000% due 12/20/04                           JPY   81,000             731
Nordea North America, Inc. (c)(y)
   1.470% due 09/07/04                                  2,600           2,596
NPF XII, Inc. (y)(E)(o)
   Series 2002-1A Class A
   2.390% due 05/02/05                                  3,235             226
Pfizer, Inc. (c)(y)
   1.415% due 09/17/04                                    800             799
Rababank USA Financial Corp. (c)(y)
   1.320% due 08/02/04                                    500             500
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                    958              30
Royal Bank of Scotland (c)(y)
   1.135% due 09/01/04                                  1,100           1,096
Royal Bank of Scotland PLC (y)
   1.540% due 10/19/04                                  3,500           3,497
Santander Financial Issuances
   6.800% due 07/15/05                                    110             114
Spintab SwedMortgage Commercial Paper (c)(y)
   1.490% due 09/02/04                                  2,900           2,896
State Street Securities Lending Quality Trust
   (N)                                            140,651,921         140,652
Svenska Handlesbanken, Inc. (c)(y)
   1.250% due 09/01/04                                   4700            4696
   1.370% due 09/07/04                                    100             100
Swedbank Forenings (c)(y)
   1.145% due 09/01/04                                  1,800           1,798
Tennessee Valley Authority
   6.375% due 06/15/05                                    850             880
Total Fina ElfCapital Corp. Commercial Paper
   (c)(y)
   1.210% due 08/02/04                                  4,400           4,400
Toyota Motor Credit Corp.
   1.000% due 12/20/04                           JPY   11,000              99
UBS Finance, Inc. (c)(y)
   1.340% due 08/08/04                                    200             200
   1.135% due 09/01/04                                  4,300           4,295
   1.390% due 09/07/04                                    100             100
   1.245% due 09/13/04                                    200             200
United States Treasury Bill (y)(s)
   1.135% due 09/02/04 (c)                              1,390           1,389
   0.975% due 09/09/04 (c)                                500             499
   0.980% due 09/30/04 (c)                                 75              75
   1.642% due 12/09/04                                     50              50

-----------------------------------------------------------------------------
                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
United States Treasury Note (z)
   7.875% due 11/15/04                                  4,100           4,174
Verizon Wireless Capital LLC (E)(y)
   1.350% due 05/23/05                                    700             700
Westpac Capital Corp. (y)
   1.385% due 09/10/04                                  3,600           3,597
Westpac Trust Securities (y)
   1.215% due 08/24/04 (c)                               1100            1099
   1.460% due 10/04/04                                    100             100

TOTAL SHORT-TERM INVESTMENTS
(cost $497,628)                                                       494,751
                                                                 ------------

TOTAL INVESTMENTS - 140.5%
(identified cost $1,552,892)                                        1,555,000
                                                                 ------------

OTHER ASSETS AND LIABILITIES
NET - (40.5%)                                                        (448,969)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,106,031
                                                                 ============

 58  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
10 Year Interest Rate Swap Futures
   expiration date 09/04 (41)                           4,411               44

Euribor Futures (UK)
   expiration date 06/05 (2)                              486               --
   expiration date 09/05 (21)                           5,095               (3)
   expiration date 12/05 (39)                           9,439              (27)
Eurodollar Futures
   expiration date 12/04 (3)                              732               (3)
   expiration date 03/05 (72)                          17,503             (103)
   expiration date 06/05 (81)                          19,616             (107)
   expiration date 09/05 (83)                          20,030              (92)
   expiration date 12/05 (84)                          20,207              (89)
   expiration date 03/06 (6)                            1,440               (2)

United States Treasury Bonds
   expiration date 09/04 (34)                           3,679               20

United States Treasury 2 Year Notes
   expiration date 09/04 (192)                         40,536              109

United States Treasury 5 Year Notes
   expiration date 09/04 (206)                         22,557               85

United States Treasury 10 Year Notes
   expiration date 09/04 (520)                         57,574            1,269
   expiration date 12/04 (1)                              110                1
Short Positions
United States Treasury Bonds
   expiration date 09/04 (19)                           2,056              (67)
United States Treasury 5 Year Notes
   expiration date 09/04 (30)                           3,285               (8)

United States Treasury 10 Year Notes
   expiration date 09/04 (43)                           4,761                1
                                                                  ------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                1,028
                                                                  ============
                                                   NOTIONAL          MARKET
OPTIONS WRITTEN                                     AMOUNT           VALUE
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Euribor Futures
   Sept 2004 97.50 (EUR) Put (6)                        1,758               --
   Dec 2004 97.00 (EUR) Put (5)                         1,458                1
   Dec 2005 93.25 (EUR) Put (8)                         2,242               --
   Dec 2005 92.00 (EUR) Put (48)                       13,273               --

United States Treasury Notes
5 Year Futures
   Aug 2004 111.5 Call (5)                                558               --

United States Treasury Notes
10 Year Futures
   Aug 2004 114.00 Call (1)                               114               --
   Aug 2004 115.00 Call (15)                            1,725               --
   Aug 2004 115.00 Call (11)                            1,265               --
   Aug 2004 111.00 Call (8)                               888               (6)
   Aug 2004 110.00 Call (14)                            1,540              (18)
   Aug 2004 108.00 Put (15)                             1,620               (2)
   Aug 2004 105.00 Put (14)                             1,470               --
                                                                  ------------

Total Liability for Options Written (premiums
   received $72)                                                           (25)
                                                                  ============


FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             252      USD           312    08/23/04                  9
EUR           3,860      USD         4,672    12/10/04                 37
JPY          47,419      USD           439    08/25/04                 12
JPY          67,660      USD           626    08/25/04                 17
                                                           --------------

                                                                       75
                                                           ==============

                                                         Fixed Income I Fund  59

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 72.9%
Asset-Backed Securities - 3.1%
Alliance Capital Funding LLC (y)
   Series 1998-1 Class A3
   5.840% due 02/15/10                                     48              51
American Airlines, Inc.
   6.817% due 05/23/11                                    105              94
   7.858% due 10/01/11                                    195             194
American Express Credit Account Master Trust
   Series 2004-3 Class A
   4.350% due 12/15/11                                    185             187
AmeriCredit Automobile Receivables Trust
   Series 2001-C Class A4
   5.010% due 07/14/08                                    297             303
Ares Leveraged Investment Fund, LP (y)(E)
   5.840% due 10/31/05                                    280             277
Capital One Multi-Asset Execution Trust
   Series 2003-C2 Class C2
   4.320% due 04/15/09                                     85              86
   Series 2003-C4 Class C4
   6.000% due 08/15/13                                    455             471
Chancellor/Triton CBO, Ltd. (y)
   Series 1998-1A Class A1
   6.710% due 08/05/10                                    218             215
Chase Funding Net Interest Margin (y)
   Series 2003-6A Class NOTE
   5.000% due 01/27/35                                     58              58
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    200             220
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                    275             269
Continental Airlines, Inc.
   7.033% due 06/15/11                                    325             257
   6.900% due 01/02/18                                    103              98
   6.545% due 02/02/19                                    106              99
Delta Air Lines, Inc.
   7.299% due 09/18/06                                    245             142
Ford Credit Auto Owner Trust
   Series 2003-A Class A2A
   1.620% due 08/15/05                                     58              58
Harley-Davidson Motorcycle Trust
   Series 2002-2 Class A1
   1.910% due 04/15/07                                     45              45
   Series 2003-1 Class A1
   1.560% due 05/15/07                                     86              86

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-2 Class A1
   2.180% due 01/15/09                                    518             518
Honda Auto Receivables Owner Trust
   Series 2003-1 Class A2
   1.460% due 09/19/05                                     57              57
   Series 2004-2 Class A2
   2.520% due 02/15/07                                    500             501
Lehman ABS Manufactured Housing Contract
   Series 2001-B Class A1
   3.010% due 03/15/10                                     33              31
MBNA Master Credit Card Trust USA
   Series 2000-E Class A
   7.800% due 10/15/12                                    705             827
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                     73              69
   Series 2004-1 Class A
   6.005% due 08/15/37                                     80              81
Niagara Mohawk Power Corp.
   7.625% due 10/01/05                                    435             455
Power Contract Financing LLC (y)
   5.200% due 02/01/06                                    258             259
   6.256% due 02/01/10                                    165             169
Prudential Holdings LLC (y)
   8.695% due 12/18/23                                    170             208
Sharps SP I, LLC
   6.850% due 03/01/34                                    178             178
   7.000% due 01/25/34                                    176             176
SLM Student Loan Trust (E)
   Series 1996-2 Class A2
   2.207% due 07/27/09                                    154             156
   Series 1997-2 Class CTFS
   2.327% due 10/25/12                                    300             302
   Series 2004-1 Class A1
   1.700% due 01/26/15                                    358             358
   Series 2004-6 Class A2
   1.697% due 01/25/13                                    270             270
Small Business Administration
   7.449% due 08/01/10                                    261             286
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  2,577           2,795
Tenaska Alabama II Partners, LP (y)
   6.125% due 03/30/23                                    161             162

 60  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TXU Electric Delivery Transition Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                    100             100
USAA Auto Owner Trust
   Series 2004-2 Class A2
   2.410% due 02/15/07                                    200             200
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A2
   1.470% due 03/15/07                                    300             298
World Financial Properties (y)
   6.950% due 09/01/13                                    222             244
World Omni Auto Receivables Trust
   Series 2004-A Class A2
   2.580% due 07/12/07                                    350             350
                                                                 ------------
                                                                       12,260
                                                                 ------------

Corporate Bonds and Notes - 15.3%
Aetna, Inc.
   7.875% due 03/01/11                                    195             227
AIG SunAmerica Global Financing VI (y)
   6.300% due 05/10/11                                    270             293
Albertson's, Inc. (z)
   7.500% due 02/15/11                                     60              68
Allied Waste North America
   Series B
   8.500% due 12/01/08                                     65              71
Allied Waste North America (z)
   6.500% due 11/15/10                                     35              35
Altria Group, Inc.
   7.000% due 11/04/13                                     85              88
   7.750% due 01/15/27                                     60              62
Amerada Hess Corp.
   7.875% due 10/01/29                                    135             149
   7.300% due 08/15/31                                    115             119
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     40              41
American RE Corp.
   Series B
   7.450% due 12/15/26                                    365             392
Ametek, Inc.
   7.200% due 07/15/08                                    265             288
Anthem Insurance Cos., Inc. (y)
   9.125% due 04/01/10                                    120             148
Appalachian Power Co.
   Series H
   5.950% due 05/15/33                                     45              42

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Arizona Public Service Co.
   5.800% due 06/30/14                                    120             121
Arrow Electronics, Inc.
   6.875% due 07/01/13                                    205             214
AT&T Corp. Step Up Bond
   8.050% due 11/15/11                                    305             315
   8.750% due 11/15/31                                     75              75
AT&T Wireless Services, Inc.
   8.750% due 03/01/31                                     65              81
Autonation, Inc.
   9.000% due 08/01/08                                     40              45
Avista Capital Trust III
   6.500% due 04/01/34                                    300             290
Avista Corp.
   9.750% due 06/01/08                                    220             259
Avnet, Inc.
   9.750% due 02/15/08                                     20              23
AXA Financial, Inc.
   6.500% due 04/01/08                                     20              22
BAE Systems Holdings, Inc. (y)
   6.400% due 12/15/11                                    485             522
Bank of America Corp.
   7.800% due 02/15/10                                     15              17
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    100             112
Bear Stearns Cos., Inc. (The)
   4.650% due 07/02/18                                    315             281
Boeing Capital Corp. (z)
   6.100% due 03/01/11                                    100             106
Bowater, Inc.
   6.500% due 06/15/13                                    310             292
Boyd Gaming Corp.
   9.250% due 08/01/09                                    110             120
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     60              64
Campbell Soup Co.
   5.875% due 10/01/08                                    115             123
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                     85              88
CenterPoint Energy Resources Corp.
   7.750% due 02/15/11                                    210             239
   Series B
   7.875% due 04/01/13                                    270             312

                                                       Fixed Income III Fund  61

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chesapeake Energy Corp. (y)
   7.000% due 08/15/14                                    180             182
Cincinnati Gas & Electric
   5.700% due 09/15/12                                     50              52
   Series B
   5.375% due 06/15/33                                     20              17
Cincinnati Gas & Electric (z)
   Series A
   5.400% due 06/15/33                                     20              18
CIT Group, Inc.
   5.750% due 09/25/07                                     90              95
CIT Group, Inc. (z)
   6.875% due 11/01/09                                     55              61
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    205             222
Citigroup, Inc.
   3.500% due 02/01/08                                    805             797
   7.250% due 10/01/10                                    310             352
   6.000% due 02/21/12                                     40              43
Citizens Communications Co.
   8.500% due 05/15/06                                    170             182
   7.600% due 06/01/06                                     45              47
Citizens Communications Co. (z)
   9.250% due 05/15/11                                    155             166
Clear Channel Communications, Inc.
   7.650% due 09/15/10                                     65              74
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     80              81
   Series D
   6.600% due 03/01/33                                     25              26
Comcast Cable Communications
   8.375% due 05/01/07                                    320             358
   6.750% due 01/30/11                                     85              93
Comcast Corp.
   5.850% due 01/15/10                                     80              84
Consolidated Natural Gas Co.
   Series C
   6.250% due 11/01/11                                     80              86
Consumers Energy Co.
   Series B
   5.375% due 04/15/13                                     20              20
   Series F
   4.000% due 05/15/10                                     30              29
   Series H
   4.800% due 02/17/09                                     55              56
Continental Airlines, Inc.
   Series 01-1
   6.503% due 06/15/11                                    115             107

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corrections Corp. of America
   7.500% due 05/01/11                                    250             258
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    150             145
   Series MTNK
   5.500% due 02/01/07                                     70              73
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    100             102
   6.125% due 11/15/11                                    140             149
   5.500% due 08/15/13                                     55              56
CSC Holdings, Inc.
   10.500% due 05/15/16                                   165             185
DaimlerChrysler NA Holding Corp.
   8.500% due 01/18/31                                    100             117
DaimlerChrysler NA Holding Corp. (z)
   7.300% due 01/15/12                                    145             160
Detroit Edison Co.
   6.350% due 10/15/32                                    130             133
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    145             141
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    130             143
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     60              63
DPL, Inc.
   8.250% due 03/01/07                                    150             159
DR Horton, Inc.
   6.875% due 05/01/13                                     50              52
Dresdner Funding Trust I (y)
   8.151% due 06/30/31                                    235             267
Duke Capital LLC
   4.302% due 05/18/06                                     95              96
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     40              42
Duke Energy Field Services LLC (z)
   6.875% due 02/01/11                                     20              22
Echostar DBS Corp.
   6.375% due 10/01/11                                    115             114
El Paso Corp.
   8.050% due 10/15/30                                    500             411
El Paso Corp. (z)
   7.875% due 06/15/12                                    300             276
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                     65              68

 62  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Electronic Data Systems Corp. (z)
   7.125% due 10/15/09                                     35              37
   Series B
   6.500% due 08/01/13                                     50              48
Eli Lilly & Co.
   6.770% due 01/01/36                                    370             411
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                     40              39
Enterprise Products Operating, LP
   7.500% due 02/01/11                                    150             163
EOP Operating, LP
   4.750% due 03/15/14                                     20              19
   7.500% due 04/19/29                                     95             102
Erac USA Finance Co. (y)
   7.350% due 06/15/08                                    170             189
Exelon Corp.
   6.750% due 05/01/11                                     70              77
Exelon Generation Co. LLC (z)
   6.950% due 06/15/11                                    155             171
Farmers Exchange Capital (y)
   7.050% due 07/15/28                                    250             245
Farmers Insurance Exch (y)
   8.625% due 05/01/24                                    310             355
Federated Department Stores
   7.000% due 02/15/28                                     80              85
   6.900% due 04/01/29                                     40              42
FedEx Corp.
   7.600% due 07/01/97                                     90             100
FedEx Corp. (y)
   2.650% due 04/01/07                                     70              68
Felcor Lodging, LP
   10.000% due 09/15/08                                    30              32
FGIC Corp. (y)
   6.000% due 01/15/34                                    135             133
FHLMC Structured Pass Through Securities
   2.614% due 07/15/11                                  1,495           1,490
Fifth Third Bank Michigan
   7.750% due 08/15/10                                    330             345
Financing Corp. Fico
   Series 15P
   Zero Coupon due 03/07/19                                90              40
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    510             539
   Series C
   7.375% due 11/15/31                                    140             151
Fisher Scientific International (y)
   6.750% due 08/15/14                                     65              65

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FMC Corp.
   10.250% due 11/01/09                                    15              17
Ford Motor Co.
   6.375% due 02/01/29                                    130             110
   7.450% due 07/16/31                                    345             328
Ford Motor Credit Co.
   5.800% due 01/12/09                                    400             407
   7.875% due 06/15/10                                    450             491
   7.375% due 02/01/11                                    410             435
Ford Motor Credit Co. (z)
   5.625% due 10/01/08                                    315             321
   7.000% due 10/01/13                                    145             148
Freescale Semiconductor, Inc. (y)
   6.875% due 07/15/11                                    120             121
General Electric Capital Corp.
   Series MTNA
   4.250% due 12/01/10                                     55              54
   6.000% due 06/15/12                                     50              53
   6.750% due 03/15/32                                    150             164
General Electric Co. (z)
   5.000% due 02/01/13                                    440             439
General Motors Acceptance Corp.
   6.750% due 01/15/06                                     60              63
   7.250% due 03/02/11                                    500             526
   6.875% due 09/15/11                                  1,115           1,145
   7.000% due 02/01/12                                     70              72
   8.000% due 11/01/31                                     65              66
General Motors Acceptance Corp. (E)
   2.530% due 04/13/06                                  1,100           1,102
General Motors Acceptance Corp. (z)
   4.500% due 07/15/06                                     45              46
General Motors Corp.
   7.125% due 07/15/13                                    240             246
General Motors Corp. (z)
   8.375% due 07/15/33                                    440             460
Glencore Funding LLC (y)
   6.000% due 04/15/14                                    325             305
Golden West Financial Corp.
   4.125% due 08/15/07                                    160             163
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                    500             553
   5.250% due 10/15/13                                    250             246
   6.345% due 02/15/34                                    505             484
GTE Corp.
   6.940% due 04/15/28                                    205             212
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                    195             200

                                                       Fixed Income III Fund  63

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series B
   7.375% due 09/01/06                                     65              67
GulfTerra Energy Partners, LP
   6.250% due 06/01/10                                     85              87
   Series B
   8.500% due 06/01/10                                     61              67
Halliburton Co.
   5.500% due 10/15/10                                    390             398
Harleysville Group, Inc.
   5.750% due 07/15/13                                     50              47
Harrah's Operating Co., Inc.
   8.000% due 02/01/11                                    100             113
Harrah's Operating Co., Inc. (y)
   5.500% due 07/01/10                                     80              80
Hartford Financial Services Group, Inc.
   7.900% due 06/15/10                                     35              41
HCA, Inc.
   5.250% due 11/06/08                                     90              90
   6.950% due 05/01/12                                     60              63
   7.500% due 12/15/23                                    200             197
   7.500% due 11/06/33                                     70              70
Health Net, Inc.
   8.375% due 04/15/11                                    140             165
Hertz Corp.
   7.625% due 08/15/07                                     35              38
Hertz Corp. (E)
   2.900% due 08/05/08                                    150             150
Hilton Hotels Corp.
   7.625% due 12/01/12                                    190             210
Historic TW, Inc.
   8.180% due 08/15/07                                    200             224
   9.125% due 01/15/13                                    190             234
   8.050% due 01/15/16                                    580             668
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    105             115
Honeywell International, Inc.
   6.125% due 11/01/11                                     75              81
Hornbeck Offshore Services, Inc.
   10.625% due 08/01/08                                   170             186
Household Finance Corp.
   5.875% due 02/01/09                                    260             276
   4.750% due 05/15/09                                    440             446
   6.375% due 11/27/12                                    150             161
HVB Funding Trust I (y)
   8.741% due 06/30/31                                    185             216
HVB Funding Trust III (y)
   9.000% due 10/22/31                                     40              48
Hyatt Equities LLC (y)
   6.875% due 06/15/07                                     85              91

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ICI Wilmington, Inc.
   4.375% due 12/01/08                                     45              44
International Lease Finance Corp.
   6.375% due 03/15/09                                    155             167
   5.875% due 05/01/13                                     80              83
International Paper Co.
   4.250% due 01/15/09                                     60              59
   5.500% due 01/15/14                                    210             208
Iron Mountain, Inc.
   7.750% due 01/15/15                                     80              82
   6.625% due 01/01/16                                     40              37
iStar Financial, Inc.
   7.000% due 03/15/08                                     35              38
ITT Industries, Inc.
   7.400% due 11/15/25                                    135             150
Jabil Circuit, Inc.
   5.875% due 07/15/10                                    105             109
John Hancock Global Funding II (y)
   7.900% due 07/02/10                                    200             233
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    165             176
JPMorgan Chase & Co.
   5.350% due 03/01/07                                     75              79
   7.000% due 11/15/09                                     10              11
   6.750% due 02/01/11                                     90              99
   6.625% due 03/15/12                                     35              38
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    545             602
Kennametal, Inc.
   7.200% due 06/15/12                                    110             117
Kerr-McGee Corp.
   5.875% due 09/15/06                                     20              21
   6.875% due 09/15/11                                     55              60
   7.875% due 09/15/31                                     55              61
KeySpan Corp.
   7.250% due 11/15/05                                    150             159
Kraft Foods, Inc.
   5.250% due 06/01/07                                     75              78
   4.000% due 10/01/08                                    215             213
   5.625% due 11/01/11                                    810             836
   6.250% due 06/01/12                                     50              53
Kroger Co.
   7.250% due 06/01/09                                    175             195
   8.000% due 09/15/29                                     75              88
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    230             252

 64  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Liberty Media Corp.
   3.500% due 09/25/06                                    695             692
   5.700% due 05/15/13                                     90              89
Liberty Mutual Group (y)
   7.000% due 03/15/34                                    180             178
Lockheed Martin Corp.
   8.200% due 12/01/09                                    685             806
   8.500% due 12/01/29                                     35              45
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    115             126
Lyondell Chemical Co. (z)
   Series B
   9.875% due 05/01/07                                    330             346
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    115             136
Marsh & McLennan Cos., Inc.
   5.375% due 07/15/14                                    150             150
May Department Stores Co. (The)
   7.875% due 03/01/30                                    145             167
May Department Stores Co. (The) (y)
   4.800% due 07/15/09                                     60              60
May Department Stores Co. (The) (y)(z)
   5.750% due 07/15/14                                    130             130
MBNA Corp.
   6.125% due 03/01/13                                    155             162
MCI, Inc.
   5.908% due 05/01/07                                     85              82
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                    580             625
MGM Mirage
   9.750% due 06/01/07                                    225             247
   8.500% due 09/15/10                                    170             188
Michaels Stores, Inc.
   9.250% due 07/01/09                                    195             213
Midland Funding II
   Series B
   13.250% due 07/23/06                                    55              63
Miller Brewing Co. (y)
   4.250% due 08/15/08                                     70              70
   5.500% due 08/15/13                                    180             182
Mizuho Preferred Capital Co. LLC (y)(p)
   8.790% due 12/29/49                                    475             534
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                     45              50
Monongahela Power Co.
   5.000% due 10/01/06                                     55              56
Monongahela Power Co. (y)
   6.700% due 06/15/14                                    260             265

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Monumental Global Funding II (y)
   3.850% due 03/03/08                                    200             201
Morgan Stanley
   6.750% due 04/15/11                                    275             302
   4.750% due 04/01/14                                    285             266
Natexis Ambs Co. LLC (y)(p)
   8.440% due 12/29/49                                    185             212
National Rural Utilities Cooperative Finance
   Corporation
   5.750% due 08/28/09                                     85              90
Nationwide Financial Services (z)
   6.250% due 11/15/11                                    265             286
Nationwide Mutual Insurance Co. (y)
   7.875% due 04/01/33                                    220             253
NB Capital Trust IV
   8.250% due 04/15/27                                    115             129
Nevada Power Co.
   9.000% due 08/15/13                                     60              67
News America Holdings
   7.750% due 12/01/45                                    135             156
   7.900% due 12/01/95                                    120             136
   8.250% due 10/17/96                                     45              53
News America Holdings (z)
   9.250% due 02/01/13                                    125             158
News America, Inc.
   7.125% due 04/08/28                                     30              32
   7.300% due 04/30/28                                    135             148
Nisource Finance Corp.
   7.625% due 11/15/05                                     45              48
   7.875% due 11/15/10                                    225             261
Norfolk Southern Corp.
   7.900% due 05/15/97                                    285             330
Northwest Pipeline Corp.
   8.125% due 03/01/10                                     25              28
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    135             181
Ohio Edison Co.
   5.450% due 05/01/15                                     55              54
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     25              25
   Series G
   6.600% due 02/15/33                                     35              36
Oncor Electric Delivery Co.
   7.250% due 01/15/33                                    140             158

                                                       Fixed Income III Fund  65

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                     75              73
   4.200% due 03/01/11                                     90              87
   6.050% due 03/01/34                                    835             804
Packaging Corp. of America
   5.750% due 08/01/13                                     55              55
PanAmSat Corp.
   8.500% due 02/01/12                                     60              69
Panhandle Eastern Pipe Line
   Series B
   2.750% due 03/15/07                                     25              24
Pemex Project Funding Master Trust
   8.000% due 11/15/11                                     20              22
   7.375% due 12/15/14                                     95             100
   8.625% due 02/01/22                                    190             205
Popular North America, Inc.
   4.250% due 04/01/08                                    285             287
Portola Packaging, Inc. (y)(z)
   8.250% due 02/01/12                                    345             297
Progress Energy, Inc.
   7.000% due 10/30/31                                    210             219
Prudential Holdings LLC (y)
   Series FSA
   7.245% due 12/18/23                                    370             421
PSEG Energy Holdings LLC
   7.750% due 04/16/07                                    395             417
PSEG Energy Holdings LLC (z)
   8.625% due 02/15/08                                     65              71
PSEG Power LLC
   8.625% due 04/15/31                                    130             161
Qwest Capital Funding, Inc.
   7.000% due 08/03/09                                     25              22
   6.500% due 11/15/18                                     25              19
Qwest Services Corp. Step Up Bond (y)
   14.000% due 12/15/10                                    55              64
Rabobank Capital Funding II (y)(p)
   5.260% due 21/31/49                                    165             161
Raytheon Co.
   8.300% due 03/01/10                                     50              59
   4.850% due 01/15/11                                     10              10
RBS Capital Trust I (p)
   4.709% due 12/29/49                                    360             335
RC Trust 1 Equity Preferred
   3.500% due 05/15/06                                    420             230
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                     95              93
Rouse Co. (The)
   3.625% due 03/15/09                                     40              38
   5.375% due 11/26/13                                     20              20

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Russia Paris Club Participant
   2.025% due 08/20/20                           JPY   31,816             233
Safeway, Inc. (z)
   5.800% due 08/15/12                                     70              71
Schering-Plough Corp. Step Up Bond
   5.300% due 12/01/13                                     40              40
   6.500% due 12/01/33                                    225             230
Sealed Air Corp. (y)
   5.625% due 07/15/13                                    120             120
Sempra Energy
   4.750% due 05/15/09                                    210             213
Smithfield Foods, Inc.
   Series B
   8.000% due 10/15/09                                    105             114
   7.750% due 05/15/13                                     30              32
Southern California Edison Co.
   7.625% due 01/15/10                                    200             228
   6.000% due 01/15/34                                    135             132
Southern California Edison Co. (z)
   5.000% due 01/15/14                                     15              15
Sovereign Bancorp, Inc.
   10.500% due 11/15/06                                   755             864
Sprint Capital Corp.
   4.780% due 08/17/06                                    145             148
   6.125% due 11/15/08                                     80              85
   8.375% due 03/15/12                                    265             310
   6.875% due 11/15/28                                    285             284
   8.750% due 03/15/32                                    425             515
Sprint Capital Corp. (z)
   6.375% due 05/01/09                                     75              80
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/07                                     20              21
   7.875% due 05/01/12                                    135             145
Station Casinos, Inc.
   6.000% due 04/01/12                                    100              98
Swift Energy Co.
   10.250% due 08/01/09                                    75              79
TCI Communications, Inc.
   9.800% due 02/01/12                                    270             342
   7.875% due 08/01/13                                    385             443
   7.875% due 02/15/26                                     80              91
TECO Energy, Inc.
   7.200% due 05/01/11                                     80              82
Tenet Healthcare Corp.
   6.875% due 11/15/31                                     65              51
Tenet Healthcare Corp. (z)
   7.375% due 02/01/13                                     50              46

 66  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tesoro Petroleum Corp.
   8.000% due 04/15/08                                    200             216
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                     45              49
Texas-New Mexico Power Co.
   6.250% due 01/15/09                                     70              73
Time Warner Cos., Inc.
   7.570% due 02/01/24                                     35              38
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                    405             471
Time Warner, Inc.
   6.750% due 04/15/11                                    105             114
   7.625% due 04/15/31                                    160             176
   7.700% due 05/01/32                                    130             144
TNP Enterprises, Inc.
   Series B
   10.250% due 04/01/10                                    70              76
Toys R US, Inc.
   7.375% due 10/15/18                                     60              57
Toys R US, Inc. (z)
   7.875% due 04/15/13                                     60              61
Transcontinental Gas Pipe Line Corp.
   Series B
   8.875% due 07/15/12                                     35              41
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    110             107
TXU Corp.
   Series J
   6.375% due 06/15/06                                     40              42
TXU Energy Co. LLC
   7.000% due 03/15/13                                    205             225
Tyson Foods, Inc.
   8.250% due 10/01/11                                     90             104
Union Pacific Corp.
   5.750% due 10/15/07                                     45              48
   6.125% due 01/15/12                                    195             207
Union Planters Corp.
   7.750% due 03/01/11                                    125             145
Univision Communications, Inc.
   7.850% due 07/15/11                                    135             157
UST, Inc.
   6.625% due 07/15/12                                    200             219
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    160             165
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    130             135
Verizon Global Funding Corp.
   7.750% due 12/01/30                                     50              57

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Verizon New England
   6.500% due 09/15/11                                     40              43
Verizon New York, Inc.
   Series A
   6.875% due 04/01/12                                     90              98
   Series B
   7.375% due 04/01/32                                    280             300
Washington Mutual, Inc.
   8.250% due 04/01/10                                    125             146
Waste Management, Inc.
   5.000% due 03/15/14                                     40              39
   7.000% due 07/15/28                                    135             143
Wells Fargo & Co.
   4.950% due 10/16/13                                    155             152
Westar Energy, Inc.
   6.000% due 07/01/14                                     70              73
Weyerhaeuser Co.
   6.000% due 08/01/06                                     30              32
   6.750% due 03/15/12                                    250             273
Williams Gas Pipelines Central, Inc. (y)
   7.375% due 11/15/06                                    215             231
Wyeth
   5.500% due 03/15/13                                    100              97
   5.500% due 02/01/14                                    620             599
Xerox Corp.
   7.125% due 06/15/10                                    115             118
Yum! Brands, Inc.
   8.875% due 04/15/11                                    230             280
Zurich Capital Trust I (y)
   8.376% due 06/01/37                                    370             412
                                                                 ------------
                                                                       60,034
                                                                 ------------

Emerging Markets Debt - 1.2%
Argentina Bonos (E)
   1.980% due 08/03/12                                    575             389
Argentina Government International Bond
   11.375% due 03/15/10                                    80              25
   11.375% due 01/30/17                                   320             103
Brazilian Government International Bond
   11.000% due 08/17/40                                   310             304

                                                       Fixed Income III Fund  67

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brazilian Government International Bond (E)
   2.063% due 04/15/06                                    400             398
   2.125% due 04/15/09                                    941             878
Brazilian Government International Bond (z)
   9.250% due 10/22/10                                     90              90
   10.500% due 07/14/14                                   110             110
Colombia Government International Bond
   10.375% due 01/28/33                                   615             629
Ecuador Government International Bond
   7.000% due 08/15/30                                    105              76
Federal Republic of Brazil
   6.000% due 04/15/24                                    400             317
Peru Government International Bond
   9.125% due 02/21/12                                    100             105
   8.375% due 05/03/16                                    650             618
   4.500% due 03/07/17                                    275             226
Russia Government International Bond
   5.000% due 03/31/30                                    560             514
                                                                 ------------
                                                                        4,782
                                                                 ------------

International Debt - 5.7%
Abbey National PLC Step Up Bond (p)
   6.700% due 06/29/49                                    275             297
Abitibi-Consolidated, Inc.
   8.550% due 08/01/10                                    140             148
   6.000% due 06/20/13                                     35              32
   8.850% due 08/01/30                                     60              59
Abitibi-Consolidated, Inc. (z)
   6.950% due 12/15/06                                    370             382
Aegon NV
   4.750% due 06/01/13                                     85              82
America Movil SA de CV (y)
   5.500% due 03/01/14                                    195             182
Argent NIM Trust (y)
   Series 2003-N7 Class 2A1
   5.680% due 03/25/34                                     54              53
Aries Vermoegensverwaltungs GmbH (y)
   9.600% due 10/25/14                                    750             793
Arlington Street CDO, Ltd. (y)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                    908             950
AXA
   8.600% due 12/15/30                                    125             155
Batterson Park CBO I, Ltd.
   Series 1998-1A Class A4
   6.130% due 01/02/11                                     48              49

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bombardier, Inc. (y)(z)
   6.300% due 05/01/14                                     70              60
Bowater Canada Finance
   7.950% due 11/15/11                                    220             228
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    275             318
British Telecommunications PLC
   8.375% due 12/15/10                                    185             218
Chile Government International Bond
   5.500% due 01/15/13                                  1,500           1,528
Conoco Funding Co.
   6.350% due 10/15/11                                    565             618
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                    265             313
   8.750% due 06/15/30                                    580             720
Dominican Republic International Bond
   9.040% due 01/23/13                                    245             158
Dominican Republic International Bond (E)
   2.438% due 08/30/24                                    250             166
Dresdner Bank AG (y)
   12.750% due 11/21/05                                   180             198
   10.375% due 08/17/09                                   120             120
EnCana Corp.
   6.500% due 08/15/34                                    260             264
Evergreen Funding, Ltd. (E)((y)
   Series REGS
   2.330% due 11/15/10                                    320             307
Export-Import Bank Of Korea
   4.250% due 11/27/07                                     80              80
Export-Import Bank Of Korea (y)
   4.125% due 02/10/09                                    160             156
France Telecom Step Up Bond
   8.200% due 03/01/06                                    750             802
   8.750% due 03/01/11                                    740             863
   9.500% due 03/01/31                                    105             134
Hutchison Whampoa International 03/13, Ltd. (y)
   6.500% due 02/13/13                                    120             121
Inco, Ltd.
   7.750% due 05/15/12                                     85              97
   7.200% due 09/15/32                                     90              96
Intelsat, Ltd.
   6.500% due 11/01/13                                    285             254

 68  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Juniper CBO, Ltd. (y)
   Series 1999-1A Class A1
   6.830% due 04/15/11                                    295             308
Korea Development Bank (z)
   4.250% due 11/13/07                                     45              45
Korea Electric Power Corp. (y)
   5.125% due 04/23/34                                     85              82
Mantis Reef, Ltd. (y)
   4.692% due 11/14/08                                    200             198
Mexico Government International Bond
   8.375% due 01/14/11                                     35              40
   6.375% due 01/16/13                                    100             102
   8.125% due 12/30/19                                    200             221
   8.000% due 09/24/22                                    405             433
   8.300% due 08/15/31                                    835             902
Mizuho Financial Group Cayman, Ltd. (y)
   5.790% due 04/15/14                                    845             843
Morgan Stanley Bank AG (y)
   9.625% due 03/01/13                                    200             209
Nexen, Inc.
   5.050% due 11/20/13                                     80              78
Oil Insurance, Ltd. (y)
   5.150% due 08/15/33                                    280             281
Petro-Canada
   5.350% due 07/15/33                                     70              60
Petroleos Mexicanos
   9.500% due 09/15/27                                     55              64
Petroleum Geo-Services ASA (z)
   8.000% due 11/05/06                                    220             225
Province of Quebec
   5.000% due 07/17/09                                     25              26
   7.500% due 07/15/23                                    300             365
PTC International Finance II SA
   11.250% due 12/01/09                                   240             254
Ras Laffan Liquefied Natural Gas Co., Ltd. (y)
   8.294% due 03/15/14                                     85              96
Royal Bank of Scotland Group PLC (p)
   Series 1
   9.118% due 03/31/49                                    600             726
Royal KPN NV
   8.000% due 10/01/10                                    450             523
Salomon Brothers AG
   10.500% due 10/21/09                                    50              56
Santander Financial Issuances
   6.375% due 02/15/11                                    180             196
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    170             197

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sappi Papier Holding AG (y)
   6.750% due 06/15/12                                     65              70
Shaw Communications, Inc.
   8.250% due 04/11/10                                    185             202
Shaw Communications, Inc. (z)
   7.200% due 12/15/11                                     65              68
Singapore Telecommunications, Ltd. (y)
   7.375% due 12/01/31                                    245             275
SingTel Optus Finance Property, Ltd. (y)
   8.125% due 06/15/09                                    150             173
Smurfit Capital Funding PLC
   6.750% due 11/20/05                                    360             371
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                    267             234
Stora Enso OYJ
   7.375% due 05/15/11                                    105             118
Systems 2001 AT LLC (y)
   7.156% due 12/15/11                                    181             194
   6.664% due 09/15/13                                    147             160
Telecom Italia Capital SA (y)
   5.250% due 11/15/13                                    305             300
   6.375% due 11/15/33                                    145             143
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    240             235
TELUS Corp.
   7.500% due 06/01/07                                    240             262
   8.000% due 06/01/11                                    555             634
TPSA Finance BV (y)
   7.750% due 12/10/08                                    125             139
Tyco International Group SA (z)
   6.375% due 10/15/11                                    700             752
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     90              97
Weatherford International, Ltd.
   4.950% due 10/15/13                                    220             213
WPP Finance UK Corp. (y)
   5.875% due 06/15/14                                    115             117
                                                                 ------------
                                                                       22,288
                                                                 ------------

Mortgage-Backed Securities - 33.9%
ABSC NIMs Trust
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                    113             113
Ameriquest Mortgage Securities, Inc.
   Series 2003-5 Class A2
   2.430% due 07/25/33                                     52              52

                                                       Fixed Income III Fund  69

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Aurora Loan Services (E)
   Series 2000-2 Class 2A1
   2.150% due 05/25/30                                     19              19
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A2
   3.520% due 11/10/38                                    160             155
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                    343             351
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                    181             186
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     55              56
Bank of America Mortgage Securities (E)
   Series 2003-D Class 1A2
   3.428% due 05/25/33                                     18              18
   Series 2003-I Class 2A4
   3.828% due 10/25/33                                    265             261
   Series 2004-A Class 1A1
   3.472% due 02/25/34                                    156             155
   Series 2004-E Class 1A1
   3.555% due 06/25/34                                    261             258
   Series 2004-G Class 2A6
   4.657% due 08/25/34                                    245             245
Bear Stearns Commercial Mortgage Securities
   Series 2004-PWR4 Class A2
   5.286% due 06/11/41                                    300             305
Carlyle High Yield Partners
   8.740% due 05/31/07                                    350             355
Centex Home Equity
   Series 2004-B Class AF1
   1.833% due 09/25/19                                    296             294
   Series 2004-C Class AF1
   2.820% due 01/25/19                                    296             296
Countrywide Alternative Loan Trust (E)
   Series 2004-J5 Class 1A1
   1.640% due 07/25/34                                    189             189
Countrywide Asset-Backed Certificates (E)
   Series 2004-6 Class 2A1
   1.640% due 10/25/21                                    691             691
Countrywide Asset-Backed Certificates (y)
   Series 2004-1NIM Class NOTE
   6.000% due 05/25/34                                    105             105

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                    725              14
   Series 2002-22 Class 1AIO
   8.000% due 07/25/32                                    925              32
   Series 2003-23 Class 6A1
   6.500% due 09/25/33                                    239             247
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                    281             300
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                     89              95
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2003-3 Class 2A3
   4.500% due 10/25/33                                    140             141
Deutsche Mortgage Securities, Inc.
   Series 2004-4 Class 1A2
   4.010% due 04/25/34                                    145             146
DLJ Mortgage Acceptance Corp. (E)
   Series 1996-Q5 Class A1
   1.950% due 06/25/26                                     58              58
Federal Home Loan Mortgage Corp.
   15 Year TBA (o)
   6.500%                                                 655             692
   15 Year Gold TBA (o)
   4.000%                                               1,095           1,050
   5.000%                                                 800             805
   5.500%                                                 750             768
   30 Year Gold TBA (o)
   5.500%                                               4,990           4,994
   6.000%                                                 780             800
   6.000% due 2016                                        108             113
   8.500% due 2017                                        114             126
   10.500% due 2017                                        37              42
   5.000% due 2018                                        154             156
   10.000% due 2020                                       105             117
   8.500% due 2025                                         37              40
   8.500% due 2027                                        212             232
   6.000% due 2029                                        590             607
   7.000% due 2030                                        264             280
   7.500% due 2030                                        388             417
   8.000% due 2030                                        152             165
   7.000% due 2031                                        431             456
   7.500% due 2031                                         39              41

 70  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.000% due 2031                                         63              68
   6.500% due 2032                                        670             701
   7.500% due 2032                                        445             477
   5.000% due 2033                                      1,265           1,239
   5.500% due 2033                                      1,377           1,384
   6.500% due 2033                                      1,219           1,276
   7.000% due 2033                                        103             109
   5.000% due 2034                                        490             478
   Series 1991-1037 Class Z
   9.000% due 02/15/21                                    139             139
   Series 2002-2468 Class VC
   6.000% due 10/15/27                                    388             393
   Series 2003-2591 Class IQ-IO
   5.000% due 06/15/17                                    558              72
   Series 2003-2610 Class UI-IO
   6.500% due 05/15/33                                    266              58
   Series 2003-2613 Class DI-IO
   5.500% due 05/15/27                                    579              58
   Series 2003-2649 Class IM-IO
   7.000% due 07/15/33                                    357              67
   Series 2004-2764 Class TG
   5.000% due 03/15/34                                    460             430
Federal Home Loan Mortgage Corp. (E)
   3.665% due 2027                                        124             126
   3.489% due 2028                                        101             104
   3.621% due 2028                                         84              86
   7.828% due 2030                                         20              20
Federal Home Loan Mortgage Corp. Interest Only
   STRIP
   Series 1998-191 Class IO
   8.000% due 01/01/28                                     66              14
   Series 1998-194 Class IO
   6.500% due 04/01/28                                    226              48
   Series 2001-212 Class IO
   6.000% due 05/01/31                                    180              41
   Series 2001-215 Class IO
   8.000% due 06/01/31                                    156              29
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2002-50 Class A3
   2.182% due 09/27/07                                     15              14
   Series 2003-54 Class 2AIO
   0.245% due 02/25/43                                 10,623              81
   Series 2003-54 Class 3AIO
   0.760% due 02/25/43                                  2,078              81
   Series 2003-58 Class 1A2
   3.108% due 05/25/35                                    150             150
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                    323             339

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association
   15 Year TBA (o)
   4.500%                                               2,765           2,719
   5.000%                                               8,265           8,320
   5.500%                                              10,495          10,770
   6.000%                                                 835             872
   30 Year TBA (o)
   5.000%                                              10,385          10,105
   5.500%                                              11,290          11,319
   6.000%                                               9,640           9,877
   6.500%                                               8,030           8,374
   7.000%                                                 755             797
   6.000% due 2016                                         61              64
   5.000% due 2017                                         19              19
   5.500% due 2017                                      1,025           1,056
   6.000% due 2017                                        126             131
   6.500% due 2017                                        111             117
   4.500% due 2018                                      1,149           1,132
   5.000% due 2018                                      1,722           1,737
   10.000% due 2018                                        86              97
   10.000% due 2024                                        80              89
   7.500% due 2027                                         47              50
   7.000% due 2028                                         84              89
   5.500% due 2029                                        815             822
   6.500% due 2029                                        626             655
   7.000% due 2029                                        318             337
   7.500% due 2029                                        275             294
   8.000% due 2029                                         27              29
   8.500% due 2029                                          6               6
   7.000% due 2030                                         26              27
   7.500% due 2030                                        147             158
   8.500% due 2030                                        793             863
   9.500% due 2030                                        174             197
   7.000% due 2031                                      1,230           1,302
   7.500% due 2031                                        222             237
   7.500% due 2031                                        566             607
   8.000% due 2031                                        842             914
   8.500% due 2031                                        644             701
   6.500% due 2032                                        510             533
   7.000% due 2032                                      1,164           1,230
   7.500% due 2032                                        515             551
   8.000% due 2032                                        112             121
   5.000% due 2033                                      1,447           1,418
   5.500% due 2033                                        796             800
   6.000% due 2033                                        139             143
   6.500% due 2033                                      1,225           1,280
   7.000% due 2033                                        250             265
   5.000% due 2034                                        314             307
   5.000% due 2034                                      2,818           2,755

                                                       Fixed Income III Fund  71

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.500% due 2034                                        553             555
   6.500% due 2034                                        151             158
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  1,992           2,065
   Series 2003-16 Class NI-IO
   5.000% due 02/25/15                                    663              60
   Series 2003-25 Class IK-IO
   7.000% due 04/25/33                                    257              59
   Series 2003-32 Class UI-IO
   6.000% due 05/25/33                                    243              52
   Series 2003-33 Class IA-IO
   6.500% due 05/25/33                                    379              89
   Series 2003-82 Class IA-IO
   6.000% due 08/25/32                                    414              72
   Series 2003-82 Class WI-IO
   6.000% due 08/25/32                                    108              20
   Series 2004-T4 Class AIA3
   7.000% due 08/25/44                                    185             185
Federal National Mortgage Association (E)
   3.433% due 2025                                         57              59
   3.489% due 2026                                        451             468
   Series 2002-50 Class SC
   7.000% due 12/25/29                                    110               7
Federal National Mortgage Association Grantor
   Trust
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                    156             175
Federal National Mortgage Association Interest
   Only
   Series 1997-281 Class 2
   9.000% due 11/01/26                                     84              20
   Series 2000-306 Class IO
   8.000% due 05/01/30                                    105              20
   Series 2001-317 Class 2
   8.000% due 08/01/31                                    117              22
   Series 2002-320 Class 2
   7.000% due 03/01/32                                     52              12
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.585% due 04/25/42                                  6,279             303
   Series 2002-W6 Class 2AIO
   0.321% due 06/25/42                                  4,754              43
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  1,700           1,679
   Series 2003-W19 Class 1A2
   3.471% due 11/25/33                                    232             233
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                    235             243

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                     82              86
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   2.050% due 09/25/31                                     70              70
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                    420             455
GMAC Commercial Mortgage Securities, Inc.
   Series 1998-C2 Class A2
   6.420% due 05/15/35                                    180             195
Government National Mortgage Association
   Series 2002-62 Class B
   4.763% due 01/16/25                                    160             161
   Series 2003-18 Class YI-IO
   5.500% due 03/20/33                                     77               2
Government National Mortgage Association (E)
   Series 1999-27 Class SE-IO
   7.210% due 08/16/29                                    365              38
   Series 1999-44 Class SA-IO
   7.160% due 12/16/29                                    347              42
   Series 2000-29 Class S-IO
   7.080% due 09/20/30                                    138               9
   Series 2002-27 Class SA-IO
   6.610% due 05/16/32                                    213              14
Government National Mortgage Association I
   30 Year TBA (o)
   5.000%                                               1,170           1,146
   5.500%                                                 850             855
   10.500% due 2016                                        42              48
   11.000% due 2020                                       108             125
   10.000% due 2022                                        86              96
   7.500% due 2024                                         56              61
   6.500% due 2028                                        151             159
   6.500% due 2032                                        639             669
   7.500% due 2032                                         86              93
   5.500% due 2033                                        145             146
Government National Mortgage Association II (E)
   4.625% due 2023                                        119             121
   4.750% due 2023                                         43              43

 72  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.625% due 2024                                        339             344
   4.750% due 2024                                        360             363
   3.375% due 2025                                        410             409
   4.750% due 2025                                         11              11
   4.625% due 2026                                        168             170
   3.375% due 2027                                        295             296
   4.625% due 2027                                         25              25
   4.750% due 2027                                        225             227
   3.375% due 2028                                          9               9
   3.375% due 2030                                        637             634
   3.000% due 2034                                        497             489
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    435             439
GS Mortgage Securities Corp. II
   Series 2004-GG2 Class A26
   5.396% due 08/10/38                                    430             435
GSAMP Trust (E)
   Series 2004-SEA2 Class A2A
   1.740% due 03/25/34                                    573             572
GSMPS Mortgage Loan Trust (y)
   Series 1998-3 Class A
   7.750% due 09/19/27                                    101             109
   Series 2003-3 Class A1
   7.000% due 06/25/43                                    438             458
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.492% due 06/25/34                                  1,000             990
Home Equity Asset Trust (y)
   Series 2003-5N Class A
   7.500% due 01/27/34                                     31              31
MASTR Alternative Loans Trust
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                    104             109
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                    266             273
   Series 2004-1 Class 2A1
   7.000% due 01/25/34                                    234             239
Mellon Residential Funding Corp. (E)
   Series 2000-TBC2 Class A1
   1.620% due 06/15/30                                    616             612
Merrill Lynch Mortgage Trust (y)
   Series 2002-MW1 Class J
   5.695% due 07/12/34                                    185             159
Nomura Asset Acceptance Corp.
   Series 2004-AP1 Class A2
   3.238% due 03/25/34                                    175             174
   Series 2004-AP2 Class A2
   4.099% due 07/25/34                                    195             197

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PNC Mortgage Securities Corp.
   Series 2000-4 Class CB2
   6.830% due 06/25/30                                    101             101
   Series 2000-4 Class CB3
   6.830% due 06/25/30                                     57              57
Prime Mortgage Trust
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                     69              70
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   1.850% due 02/25/34                                    131             131
   Series 2004-CL1 Class 2A2
   1.700% due 02/25/19                                     65              65
Renaissance Home Equity Loan Trust (E)
   Series 2004-2 Class AF1
   1.650% due 07/25/34                                  1,080           1,080
Residential Asset Mortgage Products, Inc.
   Series 2004-RS7 Class AI3
   4.450% due 07/25/28                                    445             445
   Series 2004-RZ2 Class AI3
   4.300% due 01/25/31                                    155             155
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                    220             232
Residential Funding Mortgage Securities II (E)
   Series 2004-HI2 Class A1
   1.600% due 02/25/13                                    144             145
Salomon Brothers Mortgage Securities VII (y)
   Series 1999-C1 Class J
   7.000% due 05/18/32                                    140             110
Sharp SP I LLC Net Interest Margin Trust (y)
   Series 2004-HE1N Class N
   6.900% due 11/25/33                                     70              70
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   7.000% due 11/25/32                                     88              90
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                    295             306
Thornburg Mortgage Securities Trust (E)
   Series 2004-2 Class A2
   1.600% due 06/25/44                                    197             197

                                                       Fixed Income III Fund  73

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vendee Mortgage Trust
   Series 2000-1 Class 2G
   7.250% due 06/15/09                                    260             270
Washington Mutual (E)
   Series 2003-AR4 Class A7
   3.950% due 05/25/33                                     82              82
   Series 2004-AR10 Class A2C
   1.710% due 07/25/44                                    150             150
Washington Mutual Mortgage Pass Through CTFS
   Series 2004-CB3 Class 6A
   6.000% due 09/25/19                                    350             364
Wells Fargo Mortgage Backed Securities Trust
   Series 2003-14 Class 1A1
   4.750% due 12/25/18                                    207             209
   Series 2004-I Class 1A1
   3.399% due 07/25/34                                    211             211
Wells Fargo Mortgage Backed Securities Trust (E)
   Series 2003-K Class 2A5
   4.521% due 11/25/33                                    160             154
   Series 2003-M Class A1
   4.747% due 12/25/33                                    284             284
                                                                 ------------
                                                                      133,391
                                                                 ------------

Municipal Bonds - 1.5%
City of Chicago Illinois General Obligation
   Unlimited, weekly demand (E)(u)
   5.000% due 01/01/35                                    800             787
City of Colorado Springs Colorado Revenue Bonds,
   weekly demand (E)
   5.000% due 11/15/33                                    200             200
City of Forsyth Montana Revenue Bonds (E)
   5.200% due 05/01/33                                     70              73
Colorado Department of Transportation Revenue
   Bonds (u)
   5.000% due 12/15/13                                    270             294
County of Clark Nevada General Obligation
   Limited, weekly demand (E)(u)
   5.000% due 06/01/32                                  1,000             997
Florida State Board Education General Obligation
   Unlimited, weekly demand
   5.000% due 06/01/33                                    700             698
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand (E)
   5.625% due 06/01/38                                    140             141

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Metropolitan Transportation Authority Revenue
   Bonds, weekly demand (E)(u)
   5.000% due 11/15/32                                    200             200
Metropolitan Washington Airports Authority
   Revenue Bonds, weekly demand
   5.000% due 10/01/34                                    130             126
Orange County Sanitation District Certificate of
   Participation, weekly demand
   5.000% due 02/01/33                                    100             100
Puerto Rico Public Buildings Authority Revenue
   Bonds, weekly demand (E)
   5.250% due 07/01/33                                    325             329
South Carolina Transportation Infrastructure
   Bank Revenue Bonds, weekly
   5.000% due 10/01/33                                    700             701
State of California General Obligation Unlimited
   5.250% due 07/01/13                                    190             209
State of California General Obligation
   Unlimited, weekly demand (E)
   5.000% due 02/01/33                                     75              73
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    165             149
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                    395             403
State of Wisconsin Revenue Bonds (u)
   5.700% due 05/01/26                                    175             175
West Virginia Economic Development Authority
   Revenue Bonds
   6.070% due 07/01/26                                    200             204
West Virginia Economic Development Authority
   Revenue Bonds (u)
   5.370% due 07/01/20                                     65              64
                                                                 ------------
                                                                        5,923
                                                                 ------------

Non-US Bonds - 1.1%
Bank Nederlandse Gemeenten
   5.000% due 02/04/08                           AUD      410             279

 74  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BAT International Finance PLC
   4.875% due 02/25/09                           EUR       80              99
Deutsche Bundesrepublik
   5.250% due 01/04/11                           EUR      585             760
   5.000% due 07/04/11                           EUR      250             320
Dexia Municipal Agency
   5.750% due 04/07/09                           NZD      490             299
France Telecom
   7.000% due 12/23/09                           EUR       45              61
KBC Bank Funding Trust I (p)
   6.880% due 06/30/49                           EUR      600             802
Olivetti Finance NV
   5.875% due 01/24/08                           EUR       45              58
United Kingdom Gilt
   5.750% due 12/07/09                           GBP      900           1,685
                                                                 ------------
                                                                        4,363
                                                                 ------------

Registered Investment Company Funds - 0.0%
Pacific Investment Management Co. Series High
   Yield Portfolio Institutional                        5,843              48
                                                                 ------------

United States Government Agencies - 0.7%
Federal Home Loan Mortgage Corp.
   3.750% due 08/03/07                                    165             165
Federal Home Loan Mortgage Corp. (z)
   2.875% due 05/15/07                                    155             153
   2.750% due 03/15/08                                    280             271
   5.125% due 11/07/13                                    530             526
Federal National Mortgage Association (z)
   2.375% due 02/15/07                                    460             451
   4.250% due 05/15/09                                    150             151
   4.375% due 03/15/13                                    435             420
Financing Corp. Principal Only STRIP
   0.000% due 04/05/19                                    475             208
   0.000% due 09/26/19                                    535             227
                                                                 ------------
                                                                        2,572
                                                                 ------------

United States Government Treasuries - 10.4%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07 (s)                                955           1,023
   3.500% due 01/15/11                                    109             121
   2.000% due 01/15/14 (s)                                 92              92
   2.375% due 01/15/25                                    346             345

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Inflation Indexed Bonds
   (z)
   3.625% due 01/15/08                                    597             653
   3.875% due 01/15/09                                  1,499           1,676
   3.375% due 01/15/12                                  1,597           1,778
   3.000% due 07/15/12                                    105             114
   2.000% due 07/15/14                                  3,074           3,072
United States Treasury Note
   2.750% due 07/31/06                                    900             901
   3.125% due 05/15/07                                     20              20
   6.125% due 08/15/29                                  1,460           1,628
United States Treasury Note (z)
   4.625% due 05/15/06                                  6,165           6,384
   2.750% due 06/30/06                                  1,390           1,393
   7.000% due 07/15/06                                    170             184
   3.375% due 12/15/08                                  3,510           3,485
   6.500% due 02/15/10                                    600             679
   5.000% due 02/15/11                                    265             280
   3.875% due 02/15/13                                  2,050           1,981
   4.250% due 08/15/13                                  3,420           3,374
   4.750% due 05/15/14                                    925             945
   8.750% due 05/15/17                                    820           1,123
   8.125% due 08/15/19                                  4,300           5,696
   6.000% due 02/15/26                                  2,335           2,549
   5.375% due 02/15/31                                    720             737
United States Treasury Principal Only STRIP (z)
   0.000% due 02/15/25                                  2,300             739
                                                                 ------------
                                                                       40,972
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $281,931)                                                       286,633
                                                                 ------------

COMMON STOCKS - 0.1%
Other Energy - 0.1%
Nexen, Inc.                                            16,290             419
                                                                 ------------

TOTAL COMMON STOCKS
(cost $407)                                                               419
                                                                 ------------

PREFERRED STOCKS - 0.4%
Financial Services - 0.4%
Centaur Funding Corp. (y)                             525,000             662
DG Funding Trust (y)                                       59             634
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,141)                                                           1,296
                                                                 ------------

                                                       Fixed Income III Fund  75

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 58.0%
ABN Amro North America Discount Note (y)
   1.385% due 09/13/04 (c)                                600             599
   1.480% due 10/06/04                                  2,300           2,291
ASIF II
   1.200% due 01/26/05                           JPY   32,000             289
Bank of America Corp. (E)
   Series MTNI
   1.913% due 10/22/04                                    575             575
Barclays US Funding, LLC. (c)(y)
   1.215% due 08/24/04                                    400             400
   1.280% due 09/21/04                                  1,100           1,098
Bombardier Capital, Inc. (E)(y)
   3.930% due 05/30/05                                    295             294
Bundesschatzanweisungen
   3.000% due 12/10/04                           EUR    3,610           4,353
CBA Del Finance, Inc. Years 3 & 4 Commercial
   Paper (c)(y)
   1.225% due 08/23/04                                  1,000             999
   1.300% due 09/07/04                                    500             500
Citibank New York Commercial Paper (c)(y)
   1.215% due 08/23/04                                  2,100           2,100
Danske Corp. Commercial Paper (c)(y)
   1.260% due 09/14/04                                  1,500           1,498
Dexia (y)
   1.400% due 08/30/04 (c)                              1,100           1,099
   1.505% due 10/01/04                                  2,300           2,291
DNB Nor Bank ASA Commercial Paper (c)(y)
   1.260% due 09/20/04                                    700             699
   1.285% due 09/21/04                                    300             299
European Investment Bank
   0.875% due 11/08/04                           JPY   14,000             126
Federal Home Loan Bank Discount Note (y)
   1.234% due 09/03/04                                  1,100           1,097
Federal Home Loan Bank System (z)
   4.125% due 01/14/05                                    310             313
Federal Home Loan Mortgage Corp. Discount Note
   (y)
   1.055% due 08/03/04 (c)                                600             600
   1.280% due 09/07/04 (c)                              2,900           2,896
   1.440% due 09/14/04                                  1,100           1,097
   1.445% due 09/14/04                                  1,800           1,796
   1.490% due 09/28/04 (c)                              1,100           1,097
   1.465% due 09/28/04 (c)                              3,000           2,993
   1.436% due 09/30/04                                  1,100           1,096

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   1.525% due 10/07/04                                  1,100           1,095
   1.540% due 10/18/04                                  1,100           1,095
   1.560% due 10/20/04                                  1,100           1,096
   1.550% due 10/26/04                                  1,100           1,095
   1.570% due 11/15/04                                  1,100           1,094
   1.579% due 11/22/04                                    600             597
Federal National Mortgage Association
   1.000% due 2004                                        700             699
Federal National Mortgage Association Discount
   Note (y)
   1.225% due 09/01/04 (c)                              1,800           1,798
   1.230% due 09/01/04 (c)                              1,100           1,099
   1.430% due 09/08/04 (c)                                300             300
   1.414% due 09/22/04 (c)                              1,100           1,097
   1.426% due 09/22/04 (c)                              1,100           1,098
   1.435% due 09/22/04 (c)                              3,000           2,994
   1.520% due 10/15/04                                  1,100           1,095
Federal National Mortgage Association Discount
   Note (y)(z)
   1.125% due 08/11/04 (c)                              1,800           1,799
   1.506% due 09/29/04                                  1,100           1,096
Ford Motor Credit Co. (c)(y)
   1.870% due 09/03/04                                    700             700
Frank Russell Investment Company Money Market
   Fund                                           103,179,000         103,179
Frank Russell Investment Company Money Market
   Fund (N)                                        20,764,578          20,765
General Electric Capital Corp. Commercial Paper
   (y)
   1.460% due 09/14/04 (c)                                300             299
   1.580% due 11/01/04                                    800             796
HBOS Treasury Services PLC (y)
   1.250% due 08/31/04 (c)                              1,000             999
   11.390% due 09/08/04 (c)                             2,100           2,097
   1.580% due 10/21/04                                    100              99
   1.640% due 10/26/04                                    200             199
Historic TW, Inc.
   7.975% due 08/15/04                                    375             376
ING US Funding LLC Commercial Paper (c)(y)
   1.275% due 09/01/04                                    300             299
   1.410% due 09/13/04                                  3,100           3,095
International Bank for Reconstruction &
   Development
   4.750% due 12/20/04                           JPY    4,000              37
Italy Government International Bond
   5.000% due 12/15/04                           JPY    9,000              82
KFW International Finance
   1.000% due 12/20/04                           JPY   47,000             424

 76  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lone Star Industries (y)
   8.850% due 06/15/05                                    195             201
Newcourt Credit Group, Inc.
   Series B
   6.875% due 02/16/05                                     70              72
Nordea North America, Inc. (c)(y)
   1.330% due 09/07/04                                  1,000             999
Rababank USA Financial Corp. (c)(y)
   1.320% due 08/02/04                                  2,200           2,200
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                    666              21
Royal Bank of Scotland PLC (c)(y)
   1.135% due 09/01/04                                  1,400           1,399
State Street Securities Lending Quality Trust
   (N)                                             23,904,714          23,905
Svenska Handlesbanken, Inc. (c)(y)
   1.250% due 09/24/04                                  2,900           2,897
   1.370% due 09/07/04                                    200             199
   1.295% due 09/24/04                                    100             100
Swedbank Forenings (c)(y)
   1.145% due 09/01/04                                  3,000           2,997
Toyota Motor Credit Corp.
   1.000% due 12/20/04                           JPY    7,000              63
UBS Finance, Inc. (c)(y)
   1.320% due 08/02/04                                  2,600           2,600
   1.134% due 09/01/04                                    500             500
   1.390% due 09/07/04                                    300             299
United States Treasury Bill (c)(y)(s)
   1.135% due 09/02/04                                    170             170
   1.185% due 09/16/04                                     60              60
   1.391% due 09/16/04                                     90              90
   1.410% due 09/23/04                                    500             499
   Zero Coupon due 09/30/04                                75              75
Westpac Capital Corp.
   1.090% due 08/20/04 (c)(y)                             800             800
Westpac Trust Securities (y)
   1.215% due 08/24/04 (c)                                900             899
   1.220% due 08/25/04 (c)                                400             400
   1.460% due 10/04/04                                  1,300           1,295
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $227,927)                                                       227,828
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WARRANTS & RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Travelcenters of America, Inc. 2009 Warrants
   (AE)                                                    20              --
                                                                 ------------

Materials and Processing - 0.0%
Solutia, Inc. 2009 Warrants (AE)                          450              --
                                                                 ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series C                                         2,000,000              40
   Series D                                         1,300,000              26
   Series E                                         1,300,000              21
                                                                 ------------
                                                                           87
                                                                 ------------

Utilities - 0.0%
GT Group Telecom, Inc. 2010 Warrants (AE)                 450              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $74)                                                                 87
                                                                 ------------

TOTAL INVESTMENTS - 131.4%
(identified cost $511,480)                                            516,263

OTHER ASSETS AND LIABILITIES
NET - (31.4%)                                                        (123,280)
                                                                 ------------

NET ASSETS - 100.0%                                                   392,983
                                                                 ============

                                                       Fixed Income III Fund  77

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Euribor Futures (UK)
   expiration date 06/05 (2)                              486               --
   expiration date 09/05 (1)                              243               --

Eurodollar Futures
   expiration date 03/05 (18)                           4,376              (22)
   expiration date 06/05 (17)                           4,117              (22)
   expiration date 09/05 (20)                           4,827              (21)
   expiration date 12/05 (19)                           4,571              (21)

Japan Government Bonds
   10 Year Bonds
   expiration 09/04 (1)                               134,850                1

United States Treasury Bonds
   expiration date 09/04 (49)                           5,303              172

United States Treasury 2 Year Notes
   expiration date 09/04 (184)                         38,847              179

United States Treasury 5 Year Notes
   expiration date 09/04 (181)                         19,820              125
   expiration date 12/04 (2)                              217                1

United States Treasury 10 Year Notes
   expiration date 09/04 (292)                         32,330              726

Short Positions
United States Treasury 5 Year Notes
   expiration date 09/04 (2)                              219               (2)

United States Treasury 10 Year Notes
   expiration date 09/04 (102)                         11,254             (102)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                1,014
                                                                  ============

                                                   NOTIONAL         MARKET
OPTIONS WRITTEN                                     AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
Euribor Futures
   Sep 2004 97.50 (EUR) Put (4)                         1,172              --
   Dec 2004 97.00 (EUR) Put (3)                           875              --
   Jun 2005 94.25 (GBP) Put (7)                         1,500              (3)
Swap Option Three Month LIBOR
   Oct 2004 3.80 Call (1)                               1,520              --
   Oct 2004 5.97 Call (1)                              17,910             (54)
   Oct 2004 6.00 Call (1)                               4,200            (230)
   Oct 2004 5.97 Put (1)                               17,910              --
   Oct 2004 6.00 Put (1)                                4,200              --

United States Treasury Notes
5 Year Futures
   Aug 2004 111.50 Call (3)                               335              --
   Aug 2004 107.50 Put (4)                                430              (1)

United States Treasury Notes
10 Year Futures
   Aug 2004 110.00 Call (10)                            1,100             (13)
   Aug 2004 111.00 Call (5)                               555              (4)
   Aug 2004 114.00 Call (1)                               114              --
   Aug 2004 115.00 Call (16)                            1,840              --
   Aug 2004 105.00 Put (10)                             1,050              --
   Aug 2004 108.00 Put (9)                                972              (1)
                                                                 ------------

Total Liability for Options Written (premiums
   received $352)                                                        (306)
                                                                 ============

FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             139      EUR           115    08/23/04                 --
EUR             815      USD         1,008    08/23/04                 28
EUR              82      USD           100    09/28/04                  1
EUR             102      USD           125    10/26/04                  3
EUR           2,760      USD         3,341    12/10/04                 26
JPY           1,616      USD            15    08/03/04                 --
                                                           --------------
                                                                       58
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 78  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers                                                 1 Month USD LIBOR-
CMBS ERISA Eligible Index        Lehman Brothers        1,770      BBA minus 0.45%           09/30/04                     9

Lehman Brothers                                                 1 Month USD LIBOR-
   CMBS ERISA Eligible Index     Lehman Brothers        1,125      BBA minus 0.45%           12/31/04                     6

Lehman Brothers                                                 1 Month USD LIBOR-
   High Yield Index              Lehman Brothers          620      BBA minus 0.30%           11/30/04                     8
                                                                                                           ----------------
                                                                                                                         23
                                                                                                           ================

INTEREST RATE SWAPS
-------------------------------------------------------------------------------------------------------------------------------
                                 NOTIONAL                                                                           MARKET
        COUNTER                   AMOUNT                                                       TERMINATION          VALUE
         PARTY                       $               FUND RECEIVES          FUND PAYS              DATE               $
------------------------   ---------------------   -----------------   --------------------   --------------   ----------------
Barclay's Bank PLC         USD             3,600   4.000%              Three Month LIBOR         12/15/06                    34
Barclay's Bank PLC         GBP               700   5.000%              Six Month LIBOR           06/18/34                   (11)
JP Morgan                  EUR             1,000   6.000%              Six Month LIBOR           06/18/34                    46
Merrill Lynch              EUR             1,400   4.000%              Six Month LIBOR           03/15/07                    24
UBS                        USD               600   4.000%              Three Month LIBOR         12/15/06                     6
UBS                        USD             3,200   4.000%              Three Month LIBOR         12/15/09                   (63)
UBS                        JPY           125,000   2.000%              Six Month LIBOR           06/15/12                   (14)
UBS                        USD               100   6.000%              Three Month LIBOR         12/15/24                    (4)
                                                                                                               ----------------

Total Market Value of Interest Rate Swaps premiums paid
   (received) - ($37)                                                                                                        18
                                                                                                               ================

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund  79

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 84.8%
Argentina - 0.2%
Acindar India Argentina de Aceros SA Series B
   (AE)                                               350,000             354
Central Costanera SA Class T (AE)                     437,100             562
IRSA Inversiones y Representaciones SA (AE)           390,246             262
                                                                 ------------
                                                                        1,178
                                                                 ------------

Brazil - 2.5%
Banco Bradesco SA - ADR (z)                               650              30
Banco do Brasil SA                                    100,000             758
Banco do Brasil SA Rights (AE)                          9,634               2
Brasil Telecom Participacoes SA                    12,803,504              93
Brasil Telecom Participacoes SA - ADR                  19,500             585
Centrais Eletricas Brasileiras SA                  53,313,200             765
Cia de Concessoes Rodoviarias                          65,300             712
Cia de Saneamento Basico do Estado de Sao Paulo    24,004,300           1,107
Cia Siderurgica Nacional SA                            96,273           1,395
Cia Vale do Rio Doce                                    8,400             454
Cia Vale do Rio Doce - ADR                             18,910           1,019
Gerdau SA - ADR (z)                                   129,200           1,837
Gol Linhas Aereas Inteligentes SA - ADR (AE)(z)         5,100              87
Natura Cosmeticos SA                                   25,100             430
Petroleo Brasileiro SA                                 37,300           1,053
Petroleo Brasileiro SA - ADR                           28,760             813
Souza Cruz SA                                          44,800             454
Tele Norte Leste Participacoes SA                  55,805,800             685
Votorantim Celulose e Papel SA - ADR                   20,100             719
                                                                 ------------
                                                                       12,998
                                                                 ------------
Canada - 0.3%
PetroKazakhstan, Inc. Class A (z)                      42,363           1,341
                                                                 ------------

Chile - 0.5%
Coca-Cola Embonor SA - ADR (AE)                       107,000             583
Distribucion y Servicio D&S SA - ADR                   44,800             676
Embotelladora Andina SA Class B - ADR                  54,400             598
Enersis SA - ADR (AE)                                  86,600             515
                                                                 ------------
                                                                        2,372
                                                                 ------------
China - 4.4%
Aluminum Corp. of China, Ltd. Class H               3,290,000           1,719
Byd Co., Ltd. Class H                                  95,000             272

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
China Petroleum & Chemical Corp. Class H           10,990,000           4,262
China Shipping Development Co., Ltd. Class H          414,000             271
China Telecom Corp., Ltd. Class H                   4,396,900           1,452
China Travel International Investment Hong Kong,
   Ltd.                                               502,000              89
Datang International Power Generation Co., Ltd.
   Class H                                            114,000              89
Guangshen Railway Co., Ltd. Class H                   656,000             189
Huadian Power International Co. Class H             2,886,000             879
Huaneng Power International, Inc. Class H             128,000             102
Jiangsu Express Class H                             1,812,100             738
Jiangxi Copper Co., Ltd. Class H (AE)                 280,000             134
Lenovo Group, Ltd.                                  5,232,000           1,425
Lianhua Supermarket Holdings Co., Ltd. Class H         56,000              57
PetroChina Co., Ltd. Class H                        7,062,000           3,508
Ping An Insurance Group Co. of China, Ltd. Class
   H (AE)                                           1,262,000           1,618
Semiconductor Manufacturing International Corp.
   (AE)                                             1,677,000             353
Shanghai Forte Land Co. Class H (AE)                1,282,000             294
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,299,000             818
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H      628,000             119
Sinotrans, Ltd. Class H                             3,342,100           1,135
Travelsky Technology, Ltd Class H                     499,900             353
Yanzhou Coal Mining Co., Ltd. Class H               1,293,000           1,567
Zhejiang Expressway Co., Ltd. Class H                 824,000             607
Zijin Mining Group Co., Ltd. Class H                  340,000             107
                                                                 ------------
                                                                       22,157
                                                                 ------------

Colombia - 0.1%
Cementos Argos SA                                      26,400             162
Inversiones Nacionales de Chocolates SA                54,121             118
                                                                 ------------
                                                                          280
                                                                 ------------

Croatia - 0.2%
Pliva DD - GDR                                         75,200           1,064
                                                                 ------------

 80  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Czech Republic - 0.6%
Cesky Telecom AS                                       97,950           1,173
Komercni Banka AS                                       9,696             993
Philip Morris CR                                        1,314             770
Zentiva NV (AE)                                         9,400             186
                                                                 ------------
                                                                        3,122
                                                                 ------------

Ecuador - 0.4%
La Cemento Nacional Ecuador - GDR                      10,500             252
La Cemento Nacional Ecuador - GDR                      72,000           1,800
                                                                 ------------
                                                                        2,052
                                                                 ------------

Egypt - 0.7%
Commercial International Bank                           8,000              32
MobiNil-Egyptian Mobile Services Class V              101,067           1,454
Orascom Construction Industries (AE)                  117,014           1,912
Orascom Telecom Holding SAE (AE)                        1,560              32
                                                                 ------------
                                                                        3,430
                                                                 ------------

Greece - 0.1%
Attica Holdings SA                                    123,600             434
                                                                 ------------

Hong Kong - 2.0%
China Insurance International Holdings Co., Ltd.      804,000             332
China Merchants Holdings International Co., Ltd.    1,130,000           1,586
China Mobile Hong Kong, Ltd.                          457,500           1,329
China Overseas Land & Investment, Ltd.              2,440,000             482
China Resources Enterprise                            558,000             687
China Resources Power Holdings Co. (AE)             1,828,000             943
Citic Pacific, Ltd.                                   401,000             967
CNOOC, Ltd.                                         3,674,000           1,766
COSCO Pacific, Ltd.                                   656,000             934
Pacific Basin Shipping, Ltd. (AE)                     507,000             150
Panva Gas Holdings, Ltd. (AE)                       1,019,000             438
Shanghai Industrial Holdings, Ltd.                     59,000             105
Texwinca Holdings, Ltd.                               699,300             614
                                                                 ------------
                                                                       10,333
                                                                 ------------

Hungary - 1.2%
Matav Magyar Tavkozlesi Rt                            161,797             649
Matav Magyar Tavkozlesi Rt - ADR                       47,700             985

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mol Magyar Olaj- es Gazipari Rt                        75,600           3,113
Mol Magyar Olaj- es Gazipari Rt. - GDR                 33,500           1,374
                                                                 ------------
                                                                        6,121
                                                                 ------------

India - 5.1%
Arvind Mills, Ltd. (AE)                               342,500             564
Bajaj Auto, Ltd. - GDR                                 31,205             548
Ballarpur Industries, Ltd.                            121,800             170
Bank of Baroda                                         90,000             315
Dr Reddy's Laboratories, Ltd. - ADR (z)                 6,900             117
GAIL India, Ltd. - GDR                                 75,821           1,900
Genesis Indian Investment Co.                         425,219           6,872
Gujarat Ambuja Cements, Ltd. - GDR                     67,039             398
HDFC Bank, Ltd. - ADR                                  16,800             455
Hindalco Industries, Ltd.                              12,700             302
Hindalco Industries, Ltd. - GDR                        24,249             573
Hindustan Lever, Ltd.                                 268,400             673
Hindustan Petroleum Corp.                              63,564             435
ICICI Bank, Ltd. - ADR                                244,800           3,187
I-Flex Solutions, Ltd.                                 44,600             509
ITC, Ltd.                                              25,350             566
ITC, Ltd. - GDR                                        25,128             561
Kotak Mahindra Bank, Ltd.                              60,500             462
Larsen & Toubro, Ltd.                                  25,397             423
Mahindra & Mahindra, Ltd.                              47,400             462
Maruti Udyog, Ltd.                                     31,507             288
Oil & Natural Gas Corp., Ltd.                          29,700             459
Petronet LNG, Ltd. (AE)                               703,600             335
PTC India, Ltd.                                       259,919             278
Reliance Industries, Ltd. - GDR                        90,187           1,957
State Bank of India, Ltd. - GDR                        36,780             837
Tata Motors, Ltd. - GDR                                24,000             219
Tata TEA, Ltd.                                         56,600             512
UTI Bank, Ltd.                                        172,200             474
ZEE Telefilms, Ltd.                                   336,100           1,018
                                                                 ------------
                                                                       25,869
                                                                 ------------

Indonesia - 3.1%
Astra International Tbk PT                          4,086,500           2,480
Bank Central Asia Tbk PT                            6,503,500           1,333
Bank Mandiri Persero Tbk PT                        10,574,276           1,445
Bank Rakyat Indonesia                               9,389,160           1,771
Gudang Garam Tbk PT                                    91,000             142

                                                       Emerging Markets Fund  81

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Indonesian Satellite Corp. Tbk PT                   2,414,500           1,089
Ramayana Lestari Sentosa Tbk PT                     1,309,500             616
Telekomunikasi Indonesia Tbk PT                     8,226,295           6,970
                                                                 ------------
                                                                       15,846
                                                                 ------------

Israel - 3.0%
Bank Hapoalim, Ltd.                                 1,237,332           3,374
Bank Leumi Le-Israel                                  603,000           1,203
Bezeq Israeli Telecommunication Corp., Ltd. (AE)      518,717             528
Check Point Software Technologies (AE)(z)             147,899           2,942
IDB Holding Corp., Ltd.                                19,442             398
Lipman Electronic Engineering, Ltd. (z)                18,000             432
Makhteshim-Agan Industries, Ltd.                      229,700             980
Nice Systems, Ltd. - ADR (AE)                          16,700             359
Orbotech, Ltd. (AE)                                    40,235             685
Partner Communications - ADR (AE)                     103,030             732
RADWARE, Ltd. (AE)(z)                                  25,200             451
Teva Pharmaceutical Industries, Ltd. - ADR (z)        108,000           3,197
                                                                 ------------
                                                                       15,281
                                                                 ------------

Luxembourg - 0.7%
F&C Emerging Markets, Ltd. - Taiwan Investment
   Co.                                                 79,100             713
F&C Indian Investment Co. SICAV                            16              --
Quilmes Industrial SA                                 392,600             300
Quilmes Industrial SA - ADR                            36,010             550
Tenaris SA                                            334,131           1,189
Tenaris SA - ADR                                       15,100             537
                                                                 ------------
                                                                        3,289
                                                                 ------------

Malaysia - 3.2%
Astro All Asia Networks PLC (AE)                      557,800             672
Berjaya Sports Toto BHD                               471,400             459
British American Tobacco Malaysia BHD                  49,300             662
CIMB BHD                                              355,600             505
Gamuda BHD                                            695,000             969
Genting BHD                                           120,900             477
Hong Leong Bank BHD                                   359,000             482
IJM Corp. BHD                                         337,500             419
Magnum Corp. BHD                                    2,110,900           1,344
Malakoff BHD                                        1,013,000           1,693
Malayan Banking BHD                                   435,700           1,227
Malaysian Industrial Development Finance              973,500             307
MK Land Holdings BHD                                1,418,500             944

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Multi-Purpose Holdings BHD                            682,300             210
Multi-Purpose Holdings BHD 2009 Warrants (AE)          65,320               9
OYL Industries BHD                                     91,200             876
Public Bank BHD                                       553,512           1,020
Public Bank BHD                                       400,181             669
Resorts World BHD                                     326,500             778
Sime Darby BHD                                        290,000             428
SP Setia BHD                                          368,666             367
Symphony House BHD                                    729,600             169
Symphony House BHD 2009 Warrants (AE)                 137,280              11
TAN Chong Motor Holdings BHD                          908,000             308
Tanjong PLC                                           118,100             404
Telekom Malaysia BHD                                  161,000             436
UMW Holdings BHD                                      235,500             338
                                                                 ------------
                                                                       16,183
                                                                 ------------

Mexico - 6.9%
Alfa SA de CV Class A                                 267,800             887
America Movil SA de CV - ADR                          179,220           6,403
America Movil SA de CV Series L                       540,600             967
Cemex SA de CV                                        937,433           5,283
Cemex SA de CV - ADR (z)                               51,899           1,463
Consorcio ARA SA de CV (AE)                           153,500             417
Controladora Comercial Mexicana SA de CV              462,200             466
Corp Durango SA de CV - ADR (AE)                       15,050               3
Corp GEO SA de CV Series B (AE)                       462,000             632
Empresas ICA Sociedad Controladora SA de CV           537,000             158
Fomento Economico Mexicano SA de CV                    30,000             131
Fomento Economico Mexicano
   SA de CV - ADR (z)                                  52,700           2,316
Grupo Aeroportuario del Sureste SA de CV - ADR         23,350             497
Grupo Carso SA de CV Series 1                          66,424             271
Grupo Financiero Banorte SA de CV Class O             996,003           3,665
Grupo Modelo SA Series C                              409,400           1,014
Grupo Televisa SA - ADR                                29,058           1,366
Grupo Televisa SA Series O                             86,400             202
Telefonos de Mexico SA de CV - ADR (z)                115,214           3,558

 82  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telefonos de Mexico SA de CV Series L                 486,500             755
TV Azteca SA de CV - ADR (z)                           19,100             167
Urbi Desarrollos Urbanos SA de C.V (AE)               204,900             707
Wal-Mart de Mexico SA de CV Series V                1,124,458           3,429
                                                                 ------------
                                                                       34,757
                                                                 ------------

Pakistan - 1.5%
Engro Chemical Pakistan, Ltd.                         706,000           1,148
Fauji Fertilizer Co., Ltd.                            643,439           1,463
HUB Power Co.                                       1,220,092             642
ICI Pakistan, Ltd.                                    279,500             419
Muslim Commercial Bank                                353,839             307
Pakistan State Oil Co., Ltd.                           44,000             193
Pakistan Telecommunication Co., Ltd.                3,323,936           2,480
SUI Northern Gas Pipeline                             692,580             726
                                                                 ------------
                                                                        7,378
                                                                 ------------

Peru - 0.1%
Cia de Minas Buenaventura SA - ADR                     27,600             594
                                                                 ------------

Philippines - 0.3%
Bank of the Philippine Islands                        382,240             287
Philippine Long Distance Telephone (AE)                52,000           1,161
SM Prime Holdings                                   1,500,000             161
                                                                 ------------
                                                                        1,609
                                                                 ------------

Poland - 0.1%
KGHM Polska Miedz SA (AE)                              72,077             568
Prokom Software SA (AE)                                 2,458             110
                                                                 ------------
                                                                          678
                                                                 ------------

Russia - 4.7%
Gazprom - ADR                                          33,216             980
LUKOIL - ADR                                           82,279           8,967
MMC Norilsk Nickel - ADR (z)                           69,780           3,573
Mobile Telesystems - ADR (z)                           24,400           2,856
OAO Gazprom - ADR (z)                                  46,944           1,385
Rostelecom - ADR                                        8,200              94
Surgutneftegaz - ADR (z)                               60,622           2,040
Tatneft - ADR (z)                                       4,300              94
Unified Energy System - GDR                            10,300             251
Vimpel-Communications - ADR (AE)                       18,700           1,635
YUKOS - ADR (z)                                       115,945           1,826
                                                                 ------------
                                                                       23,701
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

South Africa - 7.9%
ABSA Group, Ltd.                                      517,148           4,222
Aeci, Ltd.                                            236,900           1,151
African Bank Investments, Ltd.                        426,900             792
Alexander Forbes, Ltd.                                300,000             504
Anglo American Platinum Corp., Ltd.                     9,409             361
AngloGold Ashanti, Ltd.                                17,056             563
AngloGold Ashanti, Ltd. - ADR                          41,934           1,375
AVI, Ltd.                                             172,900             525
Barloworld, Ltd.                                      239,519           2,627
Bidvest Group, Ltd.                                    43,665             383
Edgars Consolidated Stores, Ltd.                       15,580             397
FirstRand, Ltd.                                       766,329           1,230
Foschini, Ltd.                                         62,628             225
Gold Fields, Ltd.                                      73,038             754
Harmony Gold Mining Co., Ltd.                          14,188             156
Impala Platinum Holdings, Ltd.                         23,202           1,839
Imperial Holdings, Ltd.                               143,625           1,599
Investec, Ltd.                                         21,500             398
MTN Group, Ltd.                                       465,811           2,003
Murray & Roberts Holdings, Ltd.                       330,000             664
Nampak, Ltd.                                           59,373             132
Naspers, Ltd. Class N                                 430,286           3,095
Pick'n Pay Stores, Ltd.                               134,800             393
Sanlam, Ltd.                                        2,443,270           3,417
Sappi, Ltd.                                            79,581           1,133
Sasol, Ltd.                                           141,200           2,342
Standard Bank Group, Ltd.                             542,533           3,720
Telkom SA, Ltd.                                       192,931           2,475
Tiger Brands, Ltd.                                     53,239             749
VenFin, Ltd.                                          217,500             685
                                                                 ------------
                                                                       39,909
                                                                 ------------

South Korea - 16.7%
Amorepacific Corp.                                      8,570           1,523
Asiana Airlines (AE)                                  281,973             520
Cheil Industries, Inc.                                 77,970             913
CJ Internet Corp.                                      26,400             203
Daeduck Electronics Co.                                95,392             676
Daelim Industrial Co.                                  29,890             838
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd.                                                11,090             130
Hana Bank                                               9,800             186
Hanaro Telecom, Inc. (AE)                             129,546             271

                                                       Emerging Markets Fund  83

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hankook Tire Co., Ltd.                                152,707           1,149
Hanwha Chem Corp.                                     134,750             852
Hite Brewery Co., Ltd.                                 11,710             785
Hyosung Corp.                                          13,930             113
Hyundai Department Store Co., Ltd.                      4,210             106
Hyundai Heavy Industries                               22,110             462
Hyundai Mobis                                          76,360           3,210
Hyundai Motor Co.                                     150,034           5,563
Industrial Bank Of Korea                              208,000           1,096
Industrial Bank Of Korea - GDR                        118,540             652
INI Steel Co.                                         149,920           1,294
Kangwon Land, Inc.                                      2,697              28
Kia Motors Corp.                                       76,040             591
Kookmin Bank                                          199,677           5,485
Kookmin Bank - ADR (z)                                  4,200             116
Korea Electric Power Corp.                             72,660           1,220
Korean Air Lines Co., Ltd. (AE)                        31,130             379
KT Corp.                                               45,030           1,431
KT Corp. - ADR                                         19,700             350
KT Freetel Co., Ltd.                                   35,000             528
KT&G Corp.                                            111,810           2,684
KT&G Corp. - GDR                                       42,600             512
Kumgang Korea Chemical Co., Ltd.                        7,310             693
LG Cable, Ltd.                                          7,880             120
LG Chem, Ltd.                                          40,940           1,362
LG Electronics, Inc.                                   56,030           2,331
LG Engineering & Construction Corp.                    85,190           1,310
LG Home Shopping, Inc.                                  7,317             222
LG Petrochemical Co., Ltd.                              7,520             158
Lotte Chilsung Beverage Co., Ltd.                       1,250             740
Lotte Confectionery Co., Ltd.                           1,200             605
NCSoft Corp. (AE)                                       8,184             598
NHN Corp.                                               3,720             308
Nong Shim Co., Ltd.                                     5,590           1,101
POSCO                                                  41,951           5,717
POSCO - ADR                                            14,200             515
S1 Corp.                                               45,781           1,134
Samsung Corp.                                          48,360             519
Samsung Electro-Mechanics Co., Ltd. (AE)               30,650             737
Samsung Electronics - GDR                               2,300             412
Samsung Electronics Co., Ltd.                          46,015          16,392
Samsung Electronics Co., Ltd. - GDR                    10,059           1,240
Samsung Fire & Marine Insurance Co., Ltd.              38,330           2,142
Samsung Heavy Industries Co., Ltd.                     58,280             267
Samsung SDI Co., Ltd.                                  11,380           1,065
Shinhan Financial Group Co., Ltd.                     249,100           3,628
Shinsegae Co., Ltd.                                     6,070           1,413

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SK Corp.                                               17,110             691
SK Telecom Co., Ltd.                                   18,530           2,517
SK Telecom Co., Ltd. - ADR (z)                         14,700             260
S-Oil Corp. Class N                                    52,300           2,306
Tae Young Corp.                                        11,339             349
                                                                 ------------
                                                                       84,718
                                                                 ------------

Switzerland - 0.1%
Compagnie Financiere Richemont AG - ADR               281,100             728
                                                                 ------------

Taiwan - 8.5%
Acer, Inc.                                            574,063             736
Advanced Semiconductor Engineering, Inc. (AE)         181,000             124
Advantech Co., Ltd.                                   258,315             505
Asustek Computer, Inc.                                434,000             958
AU Optronics Corp.                                     98,250             114
Basso Industry Corp.                                  218,000             420
Benq Corp.                                            112,200             121
Catcher Technology Co., Ltd.                           64,400             167
Cathay Financial Holding Co., Ltd.                  1,213,140           1,999
Cathay Real Estate Development Co., Ltd.              404,000             201
Cheng Shin Rubber Industry Co., Ltd.                  435,112             554
China Motor Corp., Ltd.                               147,000             165
China Steel Corp.                                   1,402,425           1,209
China Steel Corp. - GDR                                52,731             904
China Steel Corp. - GDR                                63,756           1,093
Chinatrust Financial Holding Co.                    1,946,770           1,987
Chunghwa Telecom Co., Ltd.                          1,179,000           1,856
Compal Electronics, Inc.                            4,671,150           4,659
Compal Electronics, Inc. - GDR                         31,219             140
D-Link Corp.                                          102,983             106
Eva Airways Corp.                                   1,235,687             458
Evergreen Marine Corp.                                313,200             230
Far Eastern Department Stores Co., Ltd.               379,000             173
Far Eastern Textile Co., Ltd.                       3,402,250           1,812
Faraday Technology Corp.                              228,647             343
First Financial Holding Co., Ltd. (AE)              1,363,000             902
Formosa Plastics Corp.                                390,607             542
Fubon Financial Holding Co., Ltd.                   1,062,000             875
Gigabyte Technology Co., Ltd.                         987,500           1,264
HON HAI Precision Industry                            783,100           2,822
Hung Poo Real Estate Development Corp.                 89,000              68
Inventec Co., Ltd.                                    215,250             108
Lite-On Technology Corp.                              106,000             102

 84  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Macronix International (AE)                           349,000             109
Mega Financial Holding Co., Ltd.                    1,412,240             881
Nan Ya Plastics Corp.                                 396,829             530
Phoenixtec Power Co., Ltd.                            565,629             516
POU Chen Corp.                                        143,000             127
Premier Image Technology Corp.                        630,000             565
Quanta Computer, Inc.                                 610,517             988
Realtek Semiconductor Corp.                           108,072             103
Ritek Corp.                                         1,885,000             735
Siliconware Precision Industries Co.                  155,000             103
Sunplus Technology Co., Ltd.                          401,000             519
Taishin Financial Holdings Co., Ltd.                  814,000             623
Taiwan Cellular Corp.                               1,458,520           1,313
Taiwan Semiconductor Manufacturing Co., Ltd.        4,663,088           5,884
Tatung Co., Ltd. (AE)                                 309,000             122
Teco Electric and Machinery Co., Ltd.               1,123,000             330
Uni-President Enterprises Corp.                       273,000             120
United Microelectronics Corp.                         448,881             287
Via Technologies, Inc.                                673,000             483
Winbond Electronics Corp. (AE)                        248,000             102
Yageo Corp. (AE)                                    1,007,000             416
Yuanta Core Pacific Securities Co.                    329,088             197
Yulon Motor Co.                                       137,025             121
                                                                 ------------
                                                                       42,891
                                                                 ------------

Thailand - 3.7%
Advanced Info Service PCL                             271,500             592
Airports of Thailand PCL (AE)                         801,100             999
Bangkok Bank PCL (AE)                                 573,300           1,319
Bangkok Bank PCL (AE)                                 185,600             413
Bank of Ayudhya (Alien Market) (AE)                   223,400              62
Bank of Ayudhya PCL (AE)                            3,640,500           1,014
BEC World PCL                                         656,000             281
Charoen Pokphand Foods PCL                          3,243,700             280
CP Seven Eleven PCL                                   205,200             313
Delta Electronics Thai PCL                            487,848             236
Hana Microelectronics PCL                           1,097,850             534
Kasikornbank PCL (AE)                                 249,500             282
Kasikornbank PCL (AE)                                 949,400           1,092
Kiatnakin Finance PCL                                 463,000             362
Kiatnakin Finance PCL                                  46,000              36
Land and Houses PCL                                   885,000             208
National Petrochemical PCL                            517,000           1,377
PTT Exploration & Production PCL                      311,200           2,170
PTT PCL                                               559,000           2,003
Shin Corp. PCL                                      2,020,100           1,749
Siam Cement PCL                                       336,700           1,989
Siam City Cement PCL                                   33,300             169

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Siam Commercial Bank PCL                              290,000             319
Siam Commercial Bank PCL                              644,700             702
Thai Airways International PCL                        210,900             268
                                                                 ------------
                                                                       18,769
                                                                 ------------

Turkey - 2.6%
Akbank TAS                                        627,186,528           2,586
Anadolu Efes Biracilik Ve Malt Sanayii AS          98,750,274           1,359
Dogan Yayin Holding (AE)                          292,448,256             996
Dogus Otomotiv Servis ve Ticaret AS (AE)           47,237,100             179
Eregli Demir ve Celik Fabrikalari TAS             397,841,664           1,234
Ford Otomotiv Sanayi AS                           244,000,000           1,846
Haci Omer Sabanci Holding AS                      202,300,368             641
Hurriyet Gazeteci                                 333,314,432             608
Migros Turk TAS                                   164,064,992             878
Tupras Turkiye Petrol Rafine                       91,685,000             669
Turkcell Iletisim Hizmet AS                       273,387,112           1,118
Turkcell Iletisim Hizmet AS - ADR (z)                   2,400              72
Turkiye Garanti Bankasi AS                        281,411,504             873
Turkiye IS Bankasi                                 69,479,120             268
                                                                 ------------
                                                                       13,327
                                                                 ------------

United Kingdom - 3.2%
Anglo American PLC (AE)                               370,898           7,896
Antofagasta PLC                                        94,536           1,720
Genesis Smaller Companies Fund (AE)                   175,784           4,802
Old Mutual PLC                                        510,579             970
Old Mutual PLC                                          2,300               4
SABMiller PLC                                          54,000             689
                                                                 ------------
                                                                       16,081
                                                                 ------------

United States - 0.2%
Associates Corp. of North America (AE)              1,936,000             444
Utstarcom, Inc. (AE)(z)                                44,600             814
                                                                 ------------
                                                                        1,258
                                                                 ------------

Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              14
                                                                 ------------

                                                       Emerging Markets Fund  85

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Zimbabwe - 0.0%
Delta Corp., Ltd.                                   1,051,425             148
OK Zimbabwe                                         5,965,491              40
                                                                 ------------
                                                                          188
                                                                 ------------

TOTAL COMMON STOCKS
(cost $367,965)                                                       429,950
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.6%
(Number of Contracts)
Brazil - 0.1%
Bovespa Index Futures
   Aug 2004 19,803.72 (BRL) Call (140)                  2,741             412

South Korea - 0.5%
Kospi 200 Index Futures
   Sep 2004 89.36 (KRW) Call (261)                      9,963           2,873
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2,953)                                                           3,285
                                                                 ------------
                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------
PREFERRED STOCKS - 8.2%
Brazil - 7.8%
Aracruz Celulose SA                                    76,700             268
Banco Bradesco SA                                      29,155           1,348
Banco Itau Holding Financeira SA                   29,559,765           2,746
Brasil Telecom Participacoes SA                    23,832,700             143
Brasil Telecom SA                                     178,664               1
Braskem SA (AE)                                    51,250,000           1,033
Caemi Mineracao e Metalurgica SA                      421,300             186
Centrais Eletricas Brasileiras SA                  58,057,500             794
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar - ADR (z)                                    38,900             737
Cia de Bebidas das Americas                         7,681,300           1,589
Cia de Bebidas das Americas - ADR (z)                  60,900           1,252
Cia de Tecidos do Norte de Minas - Coteminas        6,342,040             499
Cia Energetica de Minas Gerais                    126,650,824           2,324
Cia Siderurgica de Tubarao                         18,800,000             688
Cia Suzano de Papel e Celulose                        392,016           1,807
Cia Vale do Rio Doce                                   28,476           1,255

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Cia Vale do Rio Doce - ADR                             47,900           2,112
Empresa Brasileira de Aeronautica SA                  103,300             742
Empresa Brasileira de Aeronautica SA - ADR              8,300             237
Gerdau SA                                              60,396             859
Klabin SA                                             758,800           1,090
NET Servicos de Comunicacao SA (AE)                   610,100             129
Petroleo Brasileiro SA                                229,160           5,896
Petroleo Brasileiro SA - ADR (z)                       89,700           2,315
Sadia SA                                              170,000             245
Tele Norte Leste Participacoes SA                  55,278,416             727
Tele Norte Leste Participacoes SA - ADR (z)            48,600             635
Telecomunicacoes Brasileiras SA - ADR                  16,929             489
Telesp Celular Participacoes SA (AE)              243,838,432             653
Telesp Celular Participacoes SA - ADR (AE)(z)         115,700             764
Uniao de Bancos Brasileiros SA                      4,458,600             195
Uniao de Bancos Brasileiros SA - GDR (z)              121,400           2,636
Usinas Siderurgicas de Minas Gerais SA                 88,300           1,255
Votorantim Celulose e Papel SA                     31,687,000           2,265
                                                                 ------------
                                                                       39,914
                                                                 ------------

South Korea - 0.4%
Hyundai Motor Co.                                      43,890             982
Samsung Electronics Co., Ltd.                           5,020           1,235
                                                                 ------------
                                                                        2,217
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $34,952)                                                         42,131
                                                                 ------------

 86  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.1%

United States - 8.1%
Frank Russell Investment Company
   Money Market Fund                               22,036,000          22,036
Frank Russell Investment Company
   Money Market Fund (N)                            7,215,180           7,215
State Street Securities Lending Quality Trust
   (N)                                              8,306,300           8,306
United States Treasury Bill (c)(y)(s)
   1.271% due 09/09/04                                  3,700           3,695
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $41,252)                                                         41,252
                                                                 ------------

TOTAL INVESTMENTS - 101.9%
(identified cost $447,122)                                            516,618

OTHER ASSETS AND LIABILITIES
NET - (1.9%)                                                           (9,786)
                                                                 ------------

NET ASSETS - 100.0%                                                   506,832
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  87

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 08/04 (39)                           3,055               (9)

JSE-40 Index (South Africa)
   expiration date 09/04 (105)                          1,579               22

JSE-40 Index (South Africa)
   expiration date 03/05 (260)                          3,992             (272)

SIMEX Index (Taiwan)
   expiration date 08/04 (239)                          5,418              161
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  (98)
                                                                  ============

                                                   NOTIONAL          MARKET
OPTIONS WRITTEN                                     AMOUNT           VALUE
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Brazil - 0.0%
Bovespa Index Futures
   Aug 2004 19,803.72 (BRL) Put (140)                   2,741              (42)

South Korea - 0.6%
Kospi 200 Index Futures
   Sep 2004 89.36 (KRW) Put (261)                       9,963           (2,238)
                                                                  ------------

Total Liability for Options Written (premiums
   received $1,170)                                                     (2,280)
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 88  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                              UNREALIZED
                                                             APPRECIATION
       AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
        SOLD                  BOUGHT             DATE             $
--------------------   --------------------   -----------   --------------
USD              147      BRL           446    08/03/04                 --
USD              741      BRL         2,400    09/15/04                 35
USD            2,183      BRL         7,100    09/15/04                113
USD              208      CZK         5,467    08/04/04                 (1)
USD               86      HKD           669    08/02/04                 --
USD               11      IDR        99,872    08/03/04                 --
USD               29      ILS           130    08/02/04                 --
USD               41      ILS           186    08/02/04                 --
USD               67      ILS           303    08/02/04                 --
USD            3,088      KRW     3,600,000    09/15/04                (23)
USD            7,195      KRW     8,400,000    09/15/04                (42)
USD               20      MXN           224    08/02/04                 --
USD              122      MXN         1,396    08/02/04                 --
USD               25      MYR            96    08/02/04                 --
USD              111      MYR           423    08/02/04                 --
USD              118      MYR           446    08/02/04                 --
USD               57      MYR           215    08/04/04                 --
USD                6      THB           239    08/03/04                 --
USD               98      THB         4,066    08/03/04                 --
USD                7      THB           310    08/04/04                 --
USD               46      ZAR           288    08/04/04                 --
USD              110      ZAR           687    08/04/04                  1
USD              392      ZAR         2,453    08/04/04                 --
USD              447      ZAR         3,000    09/15/04                 32
USD            1,308      ZAR         8,000    09/15/04                (32)
USD            3,575      ZAR        24,000    09/15/04                254
BRL                1      USD            --    08/02/04                 --
BRL               35      USD            12    08/02/04                 --
BRL              102      USD            34    08/02/04                 --
BRL              304      USD           100    08/02/04                 --
BRL              355      USD           117    08/02/04                 --
BRL              423      USD           139    08/02/04                 --
BRL              583      USD           192    08/02/04                 --
BRL            1,620      USD           532    08/02/04                 (2)
BRL               40      USD            13    08/03/04                 --
BRL              125      USD            41    08/03/04                 --
BRL              225      USD            74    08/03/04                 --
BRL              258      USD            85    08/03/04                 --
HKD               94      USD            12    08/02/04                 --
HKD              312      USD            40    08/03/04                 --
IDR          436,798      USD            47    08/02/04                 --
IDR          167,141      USD            18    08/03/04                 --
IDR          208,545      USD            23    08/03/04                 --
ILS               26      USD             6    08/02/04                 --
MXN            3,744      USD           328    08/02/04                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                              UNREALIZED
                                                             APPRECIATION
       AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
        SOLD                  BOUGHT             DATE             $
--------------------   --------------------   -----------   --------------
MYR              182      USD            48    08/02/04                 --
MYR               70      USD            18    08/04/04                 --
THB            1,588      USD            38    08/03/04                 --
THB            2,037      USD            49    08/03/04                 --
THB            2,058      USD            50    08/03/04                 --
THB            3,898      USD            94    08/03/04                 --
THB           26,476      USD           638    08/03/04                 (3)
THB            3,528      USD            85    08/05/04                 --
TRL      145,751,285      USD            99    08/02/04                (47)
TRL      344,233,063      USD           236    08/02/04               (108)
TRL      632,864,393      USD           428    08/02/04               (205)
ZAR              259      USD            41    08/02/04                 (1)
ZAR              428      USD            68    08/03/04                 (1)
ZAR              306      USD            49    08/04/04                 --
ZAR              571      USD            91    08/04/04                 (1)
ZAR              616      USD            98    08/04/04                 (1)
ZAR              409      USD            65    08/05/04                 --
                                                            --------------

                                                                       (32)
                                                            ==============

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  89

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

                                                     % OF           MARKET
                                                     NET            VALUE
INDUSTRY DIVERSIFICATION                            ASSETS            $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Auto and Transportation                                   5.5          27,624
Consumer Discretionary                                    5.0          25,513
Consumer Staples                                          4.9          24,778
Financial Services                                       16.7          84,786
Health Care                                               0.9           4,565
Integrated Oils                                           5.7          28,697
Materials and Processing                                 17.2          86,779
Miscellaneous                                             5.0          25,400
Options                                                   0.6           3,285
Other Energy                                              5.8          29,533
Producer Durables                                         6.0          30,609
Technology                                                7.4          37,283
Utilities                                                13.1          66,514
Short-Term Investments                                    8.1          41,252
                                                 ------------    ------------
Total Investments                                       101.9         516,618
Other Assets and Liabilities, net                        (1.9)         (9,786)
                                                 ------------    ------------

Net Assets                                              100.0         506,832
                                                 ============    ============

                                                     % OF           MARKET
                                                     NET            VALUE
GEOGRAPHIC DIVERSIFICATION                          ASSETS            $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Africa                                                    7.9          40,097
Asia                                                     47.6         241,100
Europe                                                   12.6          64,134
Latin America                                            18.6          94,162
Middle East                                               3.7          18,710
United Kingdom                                            2.3          11,279
Options                                                   0.6           3,285
Other                                                     0.5           2,599
Short-Term Investments                                    8.1          41,252
                                                 ------------    ------------
Total Investments                                       101.9         516,618
Other Assets and Liabilities, net                        (1.9)         (9,786)
                                                 ------------    ------------

Net Assets                                              100.0         506,832
                                                 ============    ============

See accompanying notes which are an integral part of the financial statements.

 90  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 98.1%
Apartment - 18.3%
Affordable Residential Communities (o)(z)              90,000           1,377
Apartment Investment & Management Co. Class A
   (o)                                                357,900          11,442
Archstone-Smith Trust (o)(z)                        1,303,907          38,374
AvalonBay Communities, Inc. (o)                       667,800          38,866
BRE Properties Class A (o)                            335,700          11,632
Camden Property Trust (o)                             196,900           8,861
Equity Residential (o)                              1,888,700          55,811
Essex Property Trust, Inc. (o)                        142,800           9,411
Pennsylvania Real Estate Investment Trust (o)(z)      266,521           9,294
Summit Properties, Inc. (o)(z)                        322,100           8,310
Sun Communities, Inc. (o)                              52,200           1,963
United Dominion Realty Trust, Inc. (o)(z)             419,600           8,136
                                                                 ------------
                                                                      203,477
                                                                 ------------

Health Care - 3.2%
Health Care REIT, Inc. (o)(z)                          92,200           2,975
Healthcare Realty Trust, Inc. (o)                     147,000           5,310
LTC Properties, Inc. (o)(z)                             1,000              17
National Health Investors, Inc. (o)(z)                154,500           4,238
Omega Healthcare Investors, Inc. (o)(z)               210,000           2,048
Senior Housing Properties Trust (o)(z)                497,000           8,300
Ventas, Inc. (o)(z)                                   497,800          12,704
                                                                 ------------
                                                                       35,592
                                                                 ------------
Hotels/Leisure - 9.5%
Fairmont Hotels & Resorts, Inc.                       119,600           3,080
Hilton Hotels Corp. (z)                             1,637,000          29,188
Hospitality Properties Trust (o)(z)                    56,000           2,233
Host Marriott Corp. (o)                             2,419,000          31,326
La Quinta Corp. (z)                                   613,100           4,696
LaSalle Hotel Properties (o)                          150,900           3,884
Starwood Hotels & Resorts Worldwide, Inc.             678,183          30,518
Strategic Hotel Capital, Inc. (AE)(o)(z)               66,500             961
                                                                 ------------
                                                                      105,886
                                                                 ------------

Leasing - 0.7%
Glenborough Realty Trust, Inc. (o)                    215,700           3,943
iStar Financial, Inc. (o)                             100,000           3,800
                                                                 ------------
                                                                        7,743
                                                                 ------------
Office/Industrial - 33.6%
Alexandria Real Estate Equities, Inc. (o)             111,800           6,718

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AMB Property Corp. (o)                                368,500          12,949
American Financial Realty Trust (o)                   998,400          13,229
Arden Realty, Inc. (o)                                400,200          12,166
Boston Properties, Inc. (o)                           694,200          36,723
Brandywine Realty Trust (o)(z)                         31,500             860
Brookfield Properties Co.                             766,600          23,496
CarrAmerica Realty Corp. (o)                          251,600           7,671
Catellus Development Corp. (o)                      1,244,171          31,104
Centerpoint Properties Trust (o)(z)                   260,400           9,994
Corporate Office Properties Trust (o)(z)               84,000           2,128
Crescent Real Estate Equities Co. (o)(z)              368,800           5,794
Duke Realty Corp. (o)                                 127,000           3,907
Equity Office Properties Trust (o)                    842,100          21,852
First Potomac Realty Trust (o)(z)                      33,500             663
Highwoods Properties, Inc. (o)(z)                     525,000          12,180
HRPT Properties Trust (o)                             463,153           4,664
Kilroy Realty Corp. (o)(z)                            296,500          10,496
Liberty Property Trust (o)                            689,200          26,465
Mack-Cali Realty Corp. (o)                            673,900          27,563
Plum Creek Timber Co., Inc. (o)(z)                    394,100          12,367
Prentiss Properties Trust (o)(z)                      195,000           6,681
Prologis (o)                                        1,918,600          65,309
PS Business Parks, Inc. (o)                           110,000           4,422
SL Green Realty Corp. (o)                             277,800          13,640
                                                                 ------------
                                                                      373,041
                                                                 ------------

Outlet Centers - 2.2%
Chelsea Property Group, Inc. (o)                      372,200          24,238
                                                                 ------------

Regional Malls - 17.5%
General Growth Properties, Inc. (o)                 1,841,100          55,380
Macerich Co. (The) (o)                                461,300          22,096
Mills Corp. (The) (o)(z)                               83,300           3,798
Rouse Co. (The) (o)                                   663,200          32,364
Simon Property Group, Inc. (o)                      1,470,800          75,907
Taubman Centers, Inc. (o)                             210,000           4,851
                                                                 ------------
                                                                      194,396
                                                                 ------------

Self Storage - 1.9%
Public Storage, Inc. (o)                              268,100          12,636
Shurgard Storage Centers, Inc. Class A (o)            226,300           8,373
                                                                 ------------
                                                                       21,009
                                                                 ------------

                                                 Real Estate Securities Fund  91

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Shopping Center - 11.2%
Developers Diversified Realty Corp. (o)               712,800          25,575
Federal Realty Investment Trust (o)                   451,300          19,045
Inland Real Estate Corp. (o)                          220,900           2,887
Kimco Realty Corp. (o)                                147,000           7,071
Pan Pacific Retail Properties, Inc. (o)               381,500          19,304
Realty Income Corp. (o)(z)                             38,500           1,560
Regency Centers Corp. (o)                             588,700          25,020
Urstadt Biddle Properties, Inc. Class A (o)(z)         18,300             248
Vornado Realty Trust (o)                              420,100          24,404
                                                                 ------------
                                                                      125,114
                                                                 ------------

TOTAL COMMON STOCKS
(cost $814,822)                                                     1,090,496
                                                                 ------------

SHORT-TERM INVESTMENTS - 3.8%
Frank Russell Investment Company Money Market
   Fund                                            20,345,000          20,345
Frank Russell Investment Company Money Market
   Fund (N)                                        10,393,605          10,394
State Street Securities Lending Quality Trust
   (N)                                             11,965,385          11,965
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $42,704)                                                         42,704
                                                                 ------------

TOTAL INVESTMENTS - 101.9%
(identified cost $857,526)                                          1,133,200

OTHER ASSETS AND LIABILITIES
NET - (1.9%)                                                          (21,584)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,111,616
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 92  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 69.7%
Asset-Backed Securities - 23.3%
Alter Moneta Receivables LLC (y)
   Series 2003-1 Class NOTE
   2.563% due 03/15/11                                  2,422           2,402
AmeriCredit Automobile Receivables Trust
   Series 2002-C Class A4
   3.550% due 02/12/09                                  3,500           3,524
Amortizing Residential Collateral Trust (E)
   Series 2002-BC5 Class A
   1.770% due 07/25/32                                    437             438
Bank One Issuance Trust
   Series 2002-A2 Class A2
   4.160% due 01/15/08                                  6,000           6,090
   Series 2002-A4 Class A4
   2.940% due 06/16/08                                  2,000           2,009
Bay View Auto Trust
   Series 2003-LJ1 Class A3
   2.430% due 07/25/08                                  1,000             997
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  4,200           4,179
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                  6,040           6,289
   Series 1997-1 Class A8
   6.480% due 12/26/09                                  3,000           3,236
California Infrastructure SCE-1
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  7,450           8,013
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                    613             638
Capital Auto Receivables Asset Trust
   Series 2002-3 Class A3
   3.580% due 10/16/06                                  8,920           9,020
   Series 2002-4 Class A4
   2.640% due 03/17/08                                  2,275           2,273
Capital One Auto Finance Trust
   Series 2001-B Class A4
   4.880% due 09/15/08                                  1,100           1,128
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000           1,039
Capital One Multi-Asset Execution Trust
   Series 2003-A6 Class A6
   2.950% due 08/17/09                                  1,000             995

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Caterpillar Financial Asset Trust
   Series 2002-A Class A3
   3.150% due 02/25/08                                  1,107           1,113
Chase Credit Card Master Trust (E)
   Series 2004-2 Class A
   1.420% due 09/15/09                                  2,500           2,500
Chase Manhattan Auto Owner Trust
   Series 2000-A Class A4
   6.260% due 06/15/07                                  1,403           1,405
   Series 2002-B Class A4
   4.210% due 01/15/09                                  8,600           8,750
Chemical Master Credit Card Trust 1
   Series 1996-2 Class A
   5.980% due 09/15/08                                  4,000           4,166
CIT Equipment Collateral
   Series 2003-VT1 Class A3B
   1.630% due 04/20/07                                    500             496
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                  1,500           1,483
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                  1,000           1,042
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                  1,000           1,038
Citibank Credit Card Issuance Trust
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,500           1,572
   Series 2002-A3 Class A3
   4.400% due 05/15/07                                  4,805           4,886
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             976
   Series 2003-A5 Class A5
   2.500% due 04/07/08                                  1,700           1,689
   Series 2004-A1 Class A1
   2.550% due 01/20/09                                  2,850           2,800
CNH Equipment Trust
   Series 2003-A Class A3B
   1.890% due 07/16/07                                  1,000             996
CNH Wholesale Master Note Trust (E)
   Series 2003-1 Class A
   1.580% due 08/15/08                                  2,000           1,999
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  3,282           3,309

                                                        Short Term Bond Fund  93

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1 Class A5
   6.210% due 12/30/11                                  1,000           1,088
Corporate-Backed Trust Certificates
   Series 2004-DB5 Class AVI
   1.600% due 08/25/34                                  3,100           3,100
Daimler Chrysler Auto Trust
   Series 2001-D Class A4
   3.780% due 02/06/07                                  3,000           3,030
   Series 2002-B Class A4
   3.530% due 12/06/07                                  4,000           4,042
   Series 2003-B Class A3
   2.250% due 08/08/07                                  4,100           4,081
Discover Card Master Trust I
   Series 1996-3 Class A
   6.050% due 08/18/08                                  2,225           2,334
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-1 Class A
   1.450% due 04/15/07                                  3,000           3,001
Equity One ABS, Inc.
   Series 2004-3 Class AF2
   3.800% due 07/25/34                                  1,350           1,348
Federal Farm Credit Bank
   12.250% due 02/01/07                                 4,492           5,115
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2003-FF3 Class 2A1
   1.570% due 07/25/33                                  2,067           2,068
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.480% due 08/15/08                                  1,000           1,001
Fleet Credit Card Master Trust II
   Series 2000-C Class A
   7.020% due 02/15/08                                  1,211           1,269
   Series 2001-B Class A
   5.600% due 12/15/08                                  3,000           3,137
Ford Credit Auto Owner Trust
   Series 2002-A Class A4A
   4.360% due 09/15/06                                  5,100           5,175
   Series 2002-B Class A4
   4.750% due 08/15/06                                  3,500           3,571
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                  1,170           1,144
Government Trust Certificate
   8.500% due 04/01/06                                    859             911
GS Auto Loan Trust
   Series 2004-1 Class A3
   2.130% due 11/15/07                                  2,000           1,980

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  7,000           6,856
   Series 2003-3 Class A3
   2.140% due 04/23/07                                  2,500           2,489
   Series 2003-5 Class A3
   2.300% due 10/18/07                                  1,000             994
Household Automotive Trust
   Series 2002-2 Class A3
   2.850% due 03/19/07                                  2,047           2,054
Household Private Label Credit Card Master Note
   Trust I
   Series 2001-2 Class A
   4.950% due 06/16/08                                  1,000           1,001
Household Private Label Credit Card Master Note
   Trust I (E)
   Series 2002-2 Class A
   1.550% due 01/18/11                                  1,000           1,001
Hyundai Auto Receivables Trust
   Series 2003-A Class A3
   2.330% due 11/15/07                                  1,500           1,490
Hyundai Auto Receivables Trust (y)
   Series 2002-A Class A3
   2.800% due 02/15/07                                    822             825
Illinois Power Special Purpose Trust
   Series 1998-1 Class A5
   5.380% due 06/25/07                                    855             868
   Series 1998-1 Class A6
   5.540% due 06/25/09                                  4,725           4,944
MBNA Credit Card Master Note Trust
   Series 2001-A1 Class A1
   5.750% due 10/15/08                                  1,000           1,049
MBNA Master Credit Card Trust USA
   Series 1995-C Class A
   6.450% due 02/15/08                                  4,000           4,143
   Series 2000-I Class A
   6.900% due 01/15/08                                  7,157           7,486
Mellon Auto Grantor Trust
   Series 2000-2 Class A
   6.390% due 07/15/07                                    316             317
National City Auto Receivables Trust
   Series 2002-A Class A3
   4.040% due 07/15/06                                    196             197
   Series 2002-A Class A4
   4.830% due 08/15/09                                  2,000           2,042
   Series 2004-A Class A3
   2.110% due 07/15/08                                  1,500           1,482

 94  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Navistar Financial Corp. Owner Trust
   Series 2001-B Class A4
   4.370% due 11/17/08                                  2,500           2,526
   Series 2002-A Class A4
   4.760% due 04/15/09                                  1,150           1,172
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                    946             987
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A3
   1.670% due 09/25/13                                  2,000           1,996
Nissan Auto Receivables Owner Trust
   Series 2003-A Class A3
   1.890% due 12/15/06                                  2,622           2,619
Nordstrom Private Label Credit Card Master Note
   Trust (y)
   Series 2001-1A Class A
   4.820% due 04/15/10                                  3,500           3,616
Onyx Acceptance Grantor Trust
   Series 2000-D Class A4
   6.850% due 08/15/07                                  1,250           1,253
   Series 2002-D Class A4
   3.100% due 07/15/09                                  1,000           1,003
   Series 2003-B Class A3
   1.770% due 05/15/07                                  2,000           1,993
PBG Equipment Trust (y)
   Series 1998-1A Class A
   6.270% due 01/20/12                                  1,481           1,525
Peco Energy Transition Trust
   Series 1999-A Class A4
   5.800% due 03/01/07                                  1,251           1,271
   Series 1999-A Class A6
   6.050% due 03/01/09                                  2,500           2,636
PNC Student Loan Trust I
   Series 1997-2 Class A7
   6.728% due 01/25/07                                  2,285           2,371
Prime Credit Card Master Trust
   Series 2000-1 Class A
   6.700% due 10/15/09                                  1,500           1,576
Provident Auto Lease ABS Trust (y)
   Series 1999-1 Class A2
   7.025% due 01/14/12                                    601             630
PSE&G Transition Funding LLC
   Series 2001-1 Class A2
   5.740% due 03/15/07                                    297             301
   Series 2001-1 Class A3
   5.980% due 06/15/08                                  3,000           3,133
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                  1,683           1,764

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Railcar Leasing L.L.C. (y)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                  1,000           1,100
Regions Auto Receivables Trust
   Series 2003-2 Class A3
   2.310% due 01/15/08                                  1,500           1,493
Residential Asset Mortgage Products, Inc.
   Series 2003-RZ5 Class A2
   3.180% due 03/25/27                                  2,000           1,970
Residential Asset Mortgage Products, Inc. (E)
   Series 2004-RS2 Class AIIB
   1.700% due 02/25/34                                  3,030           3,029
Sears Credit Account Master Trust
   Series 1999-3 Class A
   6.450% due 11/17/09                                  1,933           1,982
   Series 2000-2 Class A
   6.750% due 09/16/09                                  2,000           2,090
SLM Student Loan Trust (y)
   Series 2003-4 Class A5B
   3.390% due 03/15/33                                  3,000           2,953
Standard Credit Card Master Trust
   Series 1995-1 Class A
   8.250% due 01/07/07                                  1,375           1,413
Susquehanna Auto Lease Trust (y)
   Series 2003-1 Class A2
   1.530% due 08/14/05                                    564             564
   Series 2003-1 Class A3
   2.460% due 01/14/07                                  1,000             998
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,631
Triad Auto Receivables Owner Trust
   Series 2002-A Class A4
   3.240% due 08/12/09                                  2,000           2,011
   Series 2003-B Class A3
   2.480% due 03/12/08                                  1,000             995
   Series 2004-A Class A3
   1.900% due 07/14/08                                  1,000             964
USAA Auto Owner Trust
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,700           1,693

                                                        Short Term Bond Fund  95

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vanderbilt Acquisition Loan Trust
   Series 2002-1 Class A1
   3.280% due 01/07/13                                    133             133
Volkswagen Auto Loan Enhanced Trust
   Series 2003-2 Class A3
   2.270% due 10/22/07                                  3,000           2,984
Wachovia Auto Owner Trust
   Series 2004-A Class A4
   3.660% due 07/20/10                                  8,750           8,742
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  2,000           1,965
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                  1,919           2,002
WFS Financial Owner Trust
   Series 2002-3 Class A4
   3.500% due 02/20/10                                  2,000           2,018
   Series 2004-1 Class A3
   2.190% due 06/20/08                                  1,500           1,483
Whole Auto Loan Trust
   Series 2002-1 Class A3
   2.600% due 08/15/06                                    998           1,001
   Series 2003-1 Class A3B
   1.990% due 05/15/07                                  1,900           1,888
   Series 2003-1 Class B
   2.240% due 03/15/10                                    953             950
                                                                 ------------
                                                                      262,547
                                                                 ------------

Corporate Bonds and Notes -14.4%
Abbott Laboratories
   5.625% due 07/01/06                                  1,500           1,574
AIG SunAmerica Global Financing XII (y)
   5.300% due 05/30/07                                  3,360           3,515
Altria Group, Inc.
   7.650% due 07/01/08                                  1,500           1,624
Amsouth Bank NA
   Series BKNT
   2.820% due 11/03/06                                  2,000           1,981
Associates Corp. of North America
   6.250% due 11/01/08                                  1,000           1,080
   Series MTNH
   7.250% due 05/08/06                                  2,000           2,147
   7.240% due 05/17/06                                  1,000           1,074
Bank of America Corp.
   6.375% due 02/15/08                                  3,000           3,245

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Corp. (E)
   1.540% due 08/26/05                                  1,000           1,002
Bank of Montreal
   6.100% due 09/15/05                                  2,000           2,073
   7.800% due 04/01/07                                  1,000           1,104
BankAmerica Corp.
   6.200% due 02/15/06                                    750             791
   7.125% due 03/01/09                                  1,500           1,671
BB&T Corp. (E)
   Series BKNT
   1.732% due 06/04/07                                  3,500           3,504
Bear Stearns Cos., Inc. (The) (E)
   Series MTNB
   1.800% due 06/19/06                                  3,000           3,010
Bristol-Myers Squibb Co.
   4.750% due 10/01/06                                  7,500           7,747
CIT Group, Inc.
   7.375% due 04/02/07                                  5,300           5,802
Citigroup, Inc.
   6.750% due 12/01/05                                  6,500           6,843
Citigroup, Inc. (E)
   1.400% due 06/04/07                                  1,000             999
ConocoPhillips
   8.750% due 05/25/10                                  1,000           1,215
DaimlerChrysler NA Holding Corp. (z)
   6.400% due 05/15/06                                  1,200           1,264
Deutsche Bank Financial, Inc.
   6.700% due 12/13/06                                  1,500           1,612
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             500
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,582
General Electric Capital Corp.
   8.500% due 07/24/08                                  1,000           1,162
   Series MTNA
   8.125% due 04/01/08                                  1,000           1,140
General Electric Capital Corp. (E)
   Series MTNA
   1.900% due 02/03/06                                  2,000           2,005
General Electric Capital Corp. (z)
   Series MTNA
   5.350% due 03/30/06                                  2,500           2,600
General Motors Acceptance Corp.
   6.125% due 09/15/06                                    300             313
General Motors Acceptance Corp. (E)
   2.530% due 04/13/06                                  2,300           2,304
   2.135% due 05/18/06                                    400             401

 96  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Goldman Sachs Group, Inc. (E)
   1.721% due 01/09/07                                  3,000           3,002
   Series MTNB
   1.980% due 07/23/09                                  2,000           2,003
GTE Corp.
   6.360% due 04/15/06                                  2,000           2,104
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                                  1,500           1,642
Heller Financial, Inc.
   6.375% due 03/15/06                                  1,000           1,053
Household Finance Corp.
   5.750% due 01/30/07                                  2,260           2,385
   4.625% due 01/15/08                                  7,200           7,366
iStar Financial, Inc.
   Series B
   4.875% due 01/15/09                                    500             492
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,577
KFW International Finance
   Series DTC
   5.250% due 06/28/06                                  2,000           2,095
Lehman Brothers, Inc.
   6.625% due 02/15/08                                  1,500           1,634
Lehman Brothers Holdings, Inc.
   8.250% due 06/15/07                                  3,500           3,943
Merck & Co., Inc.
   5.250% due 07/01/06                                  2,000           2,090
Metropolitan Life Global Funding I (y)
   4.250% due 07/30/09                                  1,500           1,493
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,319
Morgan Stanley
   3.875% due 01/15/09                                  1,000             982
Morgan Stanley (E)
   1.730% due 01/12/07                                  1,000           1,001
   1.785% due 07/27/07                                  1,500           1,499
National City Bank
   Series BKNT
   2.700% due 08/24/09                                  2,500           2,434
National Rural Utilities Cooperative Finance
   Corporation
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,359
New York Life Global Funding (E)(y)
   1.350% due 02/26/07                                  2,500           2,500
Nordea Bank Finland PLC NY
   6.500% due 01/15/06                                  3,000           3,160
Principal Life Global Funding I (y)
   5.125% due 06/28/07                                  2,000           2,089

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SLM Corp.
   Series MTNA
   5.625% due 04/10/07                                  6,685           7,037
SouthTrust Bank (E)
   Series BKNT
   1.420% due 12/14/05                                  3,000           2,999
Sprint Capital Corp.
   7.125% due 01/30/06                                  1,000           1,058
   6.125% due 11/15/08                                    100             106
SunAmerica, Inc.
   6.750% due 10/01/07                                  3,850           4,184
Suntrust Bank (E)
   Series BKNT
   1.600% due 10/03/05                                  2,000           2,001
Swiss Bank Corp. NY
   7.250% due 09/01/06                                  1,500           1,626
Tosco Corp.
   7.250% due 01/01/07                                  1,500           1,629
Toyota Motor Credit Corp.
   2.750% due 08/06/09                                  4,000           3,938
Unilever Capital Corp.
   7.125% due 11/01/10                                  1,000           1,137
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  3,000           3,137
US Bank National Association (E)
   1.360% due 12/05/05                                  1,500           1,500
US Central Credit Union
   2.750% due 05/30/08                                  1,000             963
Wachovia Corp. (E)
   Series *
   1.516% due 07/20/07                                  3,500           3,499
Washington Mutual Financial Corp.
   6.250% due 05/15/06                                  1,745           1,847
   7.250% due 06/15/06                                  3,005           3,239
Waste Management, Inc.
   7.100% due 08/01/26                                  1,175           1,259
Wells Fargo & Co.
   Series MTNH
   6.750% due 10/01/06                                    500             539
Wells Fargo & Co. (E)
   1.610% due 09/15/06                                  3,000           3,003
                                                                 ------------
                                                                      162,807
                                                                 ------------

Emerging Markets Debt - 0.5%
Brazilian Government International Bond
   10.000% due 01/16/07                                 1,800           1,940

                                                        Short Term Bond Fund  97

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brazilian Government International Bond (E)
   2.063% due 04/15/06                                    832             827
   2.125% due 04/15/09                                    118             110
Panama Government International Bond
   8.250% due 04/22/08                                  1,300           1,420
Peru Government International Bond
   9.125% due 01/15/08                                  1,000           1,100
                                                                 ------------
                                                                        5,397
                                                                 ------------

International Debt - 2.8%
Abbey National PLC
   6.690% due 10/17/05                                  2,000           2,092
European Investment Bank
   Series DTC
   5.625% due 01/24/06                                    575             601
France Telecom Step Up Bond
   8.200% due 03/01/06                                  1,200           1,284
HBOS Treasury Services PLC (E)
   1.670% due 01/12/07                                  2,500           2,503
HBOS Treasury Services PLC (y)
   3.750% due 09/30/08                                  1,000             991
HSBC Bank PLC
   7.625% due 06/15/06                                  1,650           1,803
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,059
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,662
Interstar Millennium Trust (E)
   Series 2004-2G Class A
   1.720% due 03/14/36                                  2,457           2,457
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,237
National Westminster Bank PLC
   7.375% due 10/01/09                                  1,000           1,140
National Westminster Bank PLC (E)
   1.740% due 10/14/09                                  2,500           2,503
Province of British Columbia
   4.625% due 10/03/06                                  2,000           2,058
Province of Manitoba Canada
   4.250% due 11/20/06                                  1,000           1,028
Province of Ontario
   7.000% due 08/04/05                                  1,500           1,571
   5.500% due 10/01/08                                  1,500           1,593
Province of Quebec
   6.500% due 01/17/06                                  1,560           1,639
Telefonica Europe BV
   7.350% due 09/15/05                                  2,700           2,839
                                                                 ------------
                                                                       32,060
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Mortgage-Backed Securities -14.0%
Asset Backed Securities Corp. Home Equity (E)
   Series 2002-HE1 Class M1
   2.480% due 03/15/32                                  1,400           1,408
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  1,931           1,884
Bank of America Mortgage Securities
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    775             788
Bank of America Mortgage Securities (E)
   Series 2002-K Class 2A1
   5.660% due 10/20/32                                    116             118
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-9 Class 2A
   5.297% due 10/25/32                                     42              42
   Series 2003-1 Class 5A1
   5.448% due 04/25/33                                    770             776
Bear Stearns Adjustable Rate Mortgage Trust (E)
   Series 2003-8 Class 2A1
   4.920% due 01/25/34                                  1,106           1,112
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                  1,131           1,125
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    693             726
   Series 1999-C1 Class A2
   6.020% due 02/14/31                                  2,000           2,143
   Series 2001-TOP4 Class A1
   5.060% due 11/15/16                                    913             942
   Series 2003-PWR2 Class A1
   3.432% due 05/11/39                                    906             895
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,498           1,475
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                  1,124           1,095

 98  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chevy Chase Home Loan Trust
   Series 1996-1 Class A
   7.150% due 05/15/15                                    424             425
Community Mortgage
   Series 2004-LB2A Class A2
   3.600% due 03/10/39                                  1,000             975
Contimortgage Home Equity Trust 1998-3
   Series 1998-2 Class A7
   6.570% due 03/15/23                                  1,089           1,093
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                    925             955
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                  1,463           1,504
Countrywide Asset-Backed Certificates (E)
   Series 2004-6 Class 2A1
   1.640% due 10/25/21                                  2,369           2,369
CS First Boston Mortgage Securities Corp.
   Series 2002-AR27 Class 2A2
   5.697% due 10/25/32                                    139             141
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000             991
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                  1,091           1,074
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                  2,787           2,734
CS First Boston Mortgage Securities Corp. (y)
   Series 2002 P3 Class A
   2.361% due 08/25/33                                    732             734
Federal Home Loan Mortgage Corp.
   9.000% due 2005                                          3               3
   4.000% due 2007                                      1,567           1,568
   4.000% due 2008                                      1,415           1,417
   4.500% due 2008                                      1,718           1,738
   5.500% due 2008                                        242             251
   6.500% due 2008                                        222             233
   5.500% due 2009                                        530             548
   6.000% due 2009                                        346             363
   6.500% due 2009                                        751             796
   6.000% due 2010                                        305             319
   8.000% due 2010                                        124             127
   6.000% due 2011                                        924             968
   6.000% due 2013                                        226             237
   5.500% due 2014                                        994           1,025
   6.000% due 2014                                        241             252

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2016                                      1,043           1,091
   5.500% due 2017                                      1,464           1,506
   5.000% due 2018                                        845             852
   6.000% due 2028                                        196             201
   5.500% due 2029                                      1,273           1,286
   6.000% due 2029                                        428             441
   6.000% due 2031                                        586             602
   6.000% due 2032                                        832             855
   6.500% due 2032                                        251             263
   6.000% due 2033                                      1,359           1,397
   Series 1993-1645 Class PD
   4.500% due 09/15/08                                    304             310
   Series 2003-2557 Class MA
   4.500% due 07/15/16                                    740             749
   Series 2003-2559 Class PB
   5.500% due 08/15/30                                    578             585
   Series 2003-2580 Class QK
   4.000% due 04/15/22                                  1,500           1,515
   Series 2003-2638 Class NK
   4.000% due 02/15/15                                  2,200           2,224
   Series 2003-2715 Class OJ
   3.500% due 03/15/11                                  3,000           3,022
   Series 2004-2760 Class EA
   4.500% due 04/15/13                                  2,000           2,035
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H009 Class A2
   1.876% due 03/15/08                                  1,059           1,033
Federal National Mortgage Association
   30 Year TBA (o)
   5.500%                                               6,000           6,015
   6.000% due 2008                                        190             200
   5.500% due 2009                                      4,461           4,604
   6.000% due 2010                                        387             405
   6.500% due 2010                                        269             284
   6.000% due 2011                                        372             391
   6.500% due 2011                                        254             269
   4.500% due 2013                                      4,030           4,050
   5.000% due 2013                                      4,224           4,333
   5.500% due 2013                                        595             619
   6.000% due 2013                                        753             788
   6.000% due 2014                                      3,608           3,776
   5.500% due 2016                                      4,505           4,638
   5.000% due 2017                                        134             135
   5.500% due 2017                                     10,164          10,465
   6.000% due 2017                                        375             392
   5.000% due 2018                                      5,950           6,002
   5.500% due 2022                                      1,834           1,869
   6.000% due 2033                                         58              60

                                                        Short Term Bond Fund  99

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.500% due 2034                                        196             197
   Series 1994-1 Class K
   6.500% due 06/25/13                                    417             426
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    903             919
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                  1,762           1,779
   Series 2003-92 Class BR
   5.000% due 04/25/14                                  2,300           2,340
   Series 2004-21 Class QA
   4.000% due 11/25/17                                  3,500           3,541
Federal National Mortgage Association-Aces
   Series 1998-M1 Class A2
   6.250% due 01/25/08                                  2,721           2,896
GE Capital Commercial Mortgage Corp.
   Series 2001-2 Class A1
   5.260% due 08/11/33                                    611             611
   Series 2001-3 Class A1
   5.560% due 06/10/38                                    898             941
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  3,500           3,493
Government National Mortgage Association I
   7.000% due 2007                                          9              10
   6.000% due 2008                                        186             195
   9.500% due 2017                                          1               1
Government National Mortgage Association II (E)
   4.750% due 2027                                        220             223
   3.000% due 2032                                        531             531
   3.000% due 2034                                        497             489
GSAMP Trust (E)
   Series 2004-SEA2 Class A2A
   1.740% due 03/25/34                                  1,718           1,717
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.492% due 06/25/34                                  3,200           3,169
Impac CMB Trust (E)
   Series 2004-2 Class A2
   1.700% due 04/25/34                                  1,199           1,194
Irwin Home Equity (E)
   Series 2002-1 Class 2A1
   1.740% due 06/25/29                                     68              68
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    888             887

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                    859             844
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  2,238           2,176
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                    163             170
Mellon Residential Funding Corp. (E)
   Series 2000-TBC2 Class A1
   1.620% due 06/15/30                                  2,016           2,004
Morgan Stanley Capital I
   Series 1998-WF2 Class A1
   6.340% due 07/15/30                                    259             267
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,807           1,785
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    945             925
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP5 Class A1
   5.020% due 10/15/35                                    702             721
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    500             533
   Series 2002-IQ2 Class A1
   4.090% due 12/15/35                                    816             827
Morgan Stanley Dean Witter Capital I (E)
   Series 2002-HE1 Class A2
   1.780% due 07/25/32                                    111             111
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   1.850% due 02/25/34                                    526             525
   Series 2004-CL1 Class 2A2
   1.700% due 02/25/19                                    130             130
Renaissance Home Equity Loan Trust (E)
   Series 2004-2 Class AF1
   1.650% due 07/25/34                                  3,535           3,536
Residential Funding Mortgage Sec I
   Series 2002-SA2 Class A1
   5.610% due 09/25/32                                     47              47
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                  2,047           1,997
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   1.740% due 09/19/32                                    235             236

 100  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                    357             370
United Mortgage Securities Corp.
   Series 1993-1 Class AA
   4.235% due 09/25/33                                    233             234
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    629             650
Wachovia Bank Commercial Mortgage Trust
   Series 2002-C2 Class A2
   4.043% due 11/15/34                                  2,229           2,209
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                    868             854
Washington Mutual
   Series 2001-1 Class A
   3.551% due 01/25/41                                     38              38
   Series 2002-AR10 Class A6
   4.820% due 10/25/32                                  1,614           1,629
   Series 2002-AR4 Class A1
   5.498% due 04/26/32                                    270             275
Washington Mutual (E)
   Series 2002-AR9 Class 1A
   2.638% due 08/25/42                                  2,997           2,997
Washington Mutual MSC Mortgage Pass-Through
   Certificates (E)
   Series 2002-AR2 Class 2A1
   6.190% due 07/25/32                                     69              70
                                                                 ------------
                                                                      158,418
                                                                 ------------

United States Government Agencies - 0.3%
Federal Home Loan Bank System
   5.925% due 04/09/08                                  1,600           1,723
   Zero Coupon due 04/27/10                             1,097           1,035
Federal Home Loan Mortgage Corp.
   5.810% due 04/04/08                                  1,000           1,072
                                                                 ------------
                                                                        3,830
                                                                 ------------

United States Government Treasuries - 14.4%
United States Treasury Inflation Indexed Bonds
   3.625% due 01/15/08                                  7,373           8,070

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Note
   2.500% due 05/31/06                                  6,500           6,487
   2.750% due 06/30/06                                  4,000           4,008
   2.375% due 08/15/06                                104,660         103,989
   4.375% due 05/15/07                                 38,400          39,773
                                                                 ------------
                                                                      162,327
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $789,930)                                                       787,386
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust                                          219           2,354
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,308)                                                           2,354
                                                                 ------------

SHORT-TERM INVESTMENTS - 30.4%
ABN Amro Bank NV
   7.250% due 05/31/05                                  2,000           2,077
Associates Corp. of North America
   Series MTNH
   7.625% due 04/27/05                                  1,000           1,038
Boatmen's Bancshares, Inc.
   7.625% due 10/01/04                                  3,058           3,083
CBA Del Finance, Inc. Years 3 & 4 Commercial
   Paper (c)(y)
   1.150% due 08/10/04                                  9,500           9,497
Chevron Corp. Profit Sharing/Savings Plan Trust
   Fund
   8.110% due 12/01/04                                    442             451
Chevy Chase Auto Receivables Trust
   Series 2000-1 Class A4
   7.470% due 07/15/05                                    162             163
   Series 2001-3 Class A3
   3.950% due 05/16/05                                     37              37
Citibank New York Commercial Paper (y)
   1.215% due 08/23/04 (c)                              7,100           7,100
   1.560% due 10/25/04                                  3,600           3,600
ConocoPhillips
   8.500% due 05/25/05                                  1,975           2,073
DaimlerChrysler NA Holding Corp.
   7.750% due 06/15/05                                  2,700           2,818
Danske Corp. Commercial Paper (y)
   1.260% due 09/14/04 (c)                                400             399
   1.240% due 09/17/04 (c)                              9,500           9,485
   1.270% due 09/20/04 (c)                                300             299
   1.480% due 10/06/04                                    600             598

                                                       Short Term Bond Fund  101

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                  1,050           1,101
Federal Home Loan Bank Discount Note (c)(y)
   1.175% due 08/25/04                                  3,300           3,297
Federal Home Loan Mortgage Corp. Discount Note
   (y)
   1.120% due 08/10/04 (c)                              3,500           3,499
   1.125% due 08/10/04 (c)                              2,000           1,999
   1.205% due 08/20/04 (c)                              3,600           3,598
   1.280% due 09/07/04 (c)                              3,600           3,595
   1.315% due 09/07/04 (c)                              2,600           2,597
   1.320% due 09/07/04 (c)                              3,600           3,595
   1.200% due 09/08/04 (c)                              3,500           3,496
   1.450% due 10/05/04                                  1,000             996
   1.470% due 10/12/04                                  4,800           4,786
   1.500% due 10/19/04                                  5,700           5,681
   1.530% due 11/01/04                                  3,600           3,586
   1.540% due 11/08/04                                  3,600           3,585
   1.545% due 11/12/04                                  7,200           7,161
   1.570% due 11/15/04                                  3,600           3,581
   1.579% due 11/22/04                                  3,600           3,582
Federal National Mortgage Association Zero
   Coupon due 10/1/04                                   2,200           2,196
Federal National Mortgage Association Discount
   Note (c)(y)
   1.065% due 08/04/04 (c)                              3,500           3,499
   1.100% due 08/04/04 (c)                              3,500           3,500
   1.150% due 08/18/04 (c)                              5,800           5,797
   1.177% due 08/25/04 (c)                              3,600           3,597
   1.180% due 08/25/04 (c)                              1,900           1,899
   1.120% due 09/01/04                                  3,500           3,496
   1.225% due 09/01/04 (c)                              3,600           3,596
   1.230% due 09/01/04 (c)                              4,600           4,595
   1.250% due 09/01/04 (c)                              3,100           3,097
   1.120% due 09/08/04 (c)                              2,500           2,497
   1.200% due 09/08/04 (c)                              7,000           6,991
   1.455% due 10/06/04                                  7,200           7,174
   1.559% due 10/27/04                                  7,200           7,171
   1.470% due 11/22/04                                    700             697
Fifth Third Bancorp
   6.750% due 07/15/05                                  1,250           1,298
Ford Motor Credit Co.
   7.500% due 03/15/05                                    100             103
   2.028% due 07/07/05                                  1,900           1,891
Frank Russell Investment Company Money Market
   Fund                                            69,694,334          69,694
Frank Russell Investment Company Money Market
   Fund (N)                                           353,204             353

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Capital Corp. Commercial Paper
   (y)
   1.300% due 09/08/04 (c)                              3,100           3,096
   1.480% due 09/15/04 (c)                              6,000           5,989
   1.590% due 11/10/04                                  1,700           1,692
General Motors Acceptance Corp. (E)
   3.158% due 05/19/05                                    300             303
General Motors Acceptance Corp. Commercial Paper
   (y)
   2.535% due 04/05/05                                     40              39
GTE North, Inc.
   Series E
   6.400% due 02/15/05                                  1,200           1,226
HBOS Treasury Services PLC
   1.345% due 09/07/04 (c)                                100             100
   1.495% due 10/05/04                                  8,600           8,568
   1.530% due 10/13/04                                  1,700           1,695
ING US Funding LLC Commercial Paper (c)(y)
   1.345% due 09/09/04                                    700             699
   1.420% due 09/13/04                                  9,800           9,783
Italy Government International Bond
   5.000% due 12/15/04                           JPY   39,000             357
   7.250% due 02/07/05                                  2,500           2,570
John Hancock Global Funding, Ltd.
   7.500% due 01/31/05                                  4,080           4,179
KFW International Finance
   1.000% due 12/20/04                           JPY   66,000             595
National Bank of Canada
   Series B
   8.125% due 08/15/04                                  2,000           2,006
Norfolk Southern Corp. (E)
   2.380% due 02/28/05                                    700             703
Rababank USA Financial Corp. (c)(y)
   1.320% due 08/02/04                                   3300           3,300
   1.210% due 09/07/04                                    300             300
   1.240% due 09/13/04                                  6,900           6,889
Royal Bank of Scotland (c)(y)
   1.135% due 09/01/04                                    700             699
Russia Government International Bond
   8.750% due 07/24/05                                  3,500           3,681
Southwestern Bell Telephone
   6.625% due 04/01/05                                  2,510           2,580
State Street Securities Lending Quality Trust
   (N)                                                406,618             407
Svenska Handelsbanken, Inc. (c)(y)
   1.295% due 09/24/04                                    400             399

 102  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Swedbank Forenings (c)(y)
   1.145% due 09/01/04                                  6,000           5,994
UBS Finance, Inc. (c)(y)
   1.390% due 09/07/04                                  9,700           9,686
   1.265% due 09/20/04                                    100             100
United States Treasury Bill (c)(y)
   1.135% due 09/02/04 (s)                                240             240
   1.225% due 09/09/04                                  7,100           7,090
   1.271% due 09/09/04 (s)                                150             150
   1.185% due 09/16/04 (s)                                 60              60
   1.230% due 09/16/04 (s)                                170             170
   1.391% due 09/16/04 (s)                                 30              30
US Bancorp
   7.625% due 05/01/05                                  1,000           1,038
Verizon Wireless Capital LLC
   1.350% due 05/23/05                                  1,400           1,399
Vodafone Group PLC
   7.625% due 02/15/05                                  6,560           6,751
Wachovia Corp.
   6.800% due 06/01/05                                  1,500           1,552
Westpac Capital Corp. (c)(y)
   1.385% due 09/10/04                                  3,500           3,495
Westpactrust Securities (y)
   1.120% due 08/17/04 (c)                              2,500           2,499
   1.485% due 10/08/04                                  4,700           4,682
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $342,328)                                                       342,385
                                                                 ------------
TOTAL INVESTMENTS - 100.3%
(identified cost $1,134,566)                                        1,132,125

OTHER ASSETS AND LIABILITIES,
NET - (0.3%)                                                           (3,758)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,128,367
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 12/04 (18)                               4,394                 (7)
   expiration date 03/05 (61)                              14,829                (19)
   expiration date 06/05 (59)                              14,288                (17)
   expiration date 09/05 (77)                              18,582                (17)
   expiration date 12/05 (16)                               3,849                 (1)
United States Treasury 2 Year Notes
   expiration date 09/04 (291)                             61,437                275
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        214
                                                                     ===============


OPTIONS WRITTEN                                      NOTIONAL            MARKET
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Euribor Futures
   Dec 2004 97.00 (EUR) Put (12)                            3,499                 --

Swap Option Three Month LIBOR
   Oct 2004 3.80 Call (1)                                   5,700                 --

United States Treasury Notes
5 Year Futures
   Aug 2004 107.50 Put (15)                                 1,613                 (1)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $30)                                                                  (1)
                                                                     ===============

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         105,375      USD           976    08/25/04                 28
                                                           --------------

                                                                       28
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                       Short Term Bond Fund  103

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

INTEREST RATE SWAPS
-------------------------------------------------------------------------------------------------------------------------------
                                     NOTIONAL                                                                       MARKET
           COUNTER                    AMOUNT                                                   TERMINATION          VALUE
            PARTY                       $           FUND RECEIVES          FUND PAYS               DATE               $
------------------------------   ----------------   -------------   -----------------------   --------------   ----------------
Barclays Bank PLC                USD       77,800   4.000%          Three Month LIBOR            12/15/06                   746
Lehman Brothers                  USD       17,300   4.000%          Three Month LIBOR            12/15/06                   166
UBS                              USD       25,800   4.000%          Three Month LIBOR            12/15/06                   248
UBS                              USD        5,600   4.000%          Three Month LIBOR            12/15/09                  (110)
                                                                                                               ----------------
Total Market Value of Interest Rate Swaps premiums paid
   (received) - $850                                                                                                      1,050
                                                                                                               ================

See accompanying notes which are an integral part of the financial statements.

 104  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.0%
Auto and Transportation - 2.2%
Autoliv, Inc.                                           2,900             121
Forward Air Corp. (AE)                                  4,000             159
Gentex Corp.                                           10,400             372
Southwest Airlines Co.                                 93,586           1,354
United Parcel Service, Inc. Class B                     5,100             367
Wabash National Corp.                                   5,400             156
                                                                 ------------
                                                                        2,529
                                                                 ------------

Consumer Discretionary - 22.2%
3DO Co. (The) (AE)                                      6,525              --
Abercrombie & Fitch Co. Class A                        11,800             435
Activision, Inc. (AE)                                  15,700             230
Advance Auto Parts (AE)                                11,800             438
Advo, Inc.                                              2,700              84
Amazon.Com, Inc. (AE)                                  22,880             890
Apollo Group, Inc. Class A (AE)                         5,200             434
Avon Products, Inc.                                     7,643             329
Best Buy Co., Inc.                                      6,314             304
Buca, Inc. (AE)                                        14,900              77
Buffalo Wild Wings, Inc. (AE)                           2,600              77
Charlotte Russe Holding, Inc. (AE)                      9,600             197
ChoicePoint, Inc. (AE)                                  3,900             164
Christopher & Banks Corp.                              11,300             185
Circuit City Stores, Inc.                              21,600             305
Crown Media Holdings, Inc. Class A (AE)                 9,200              64
DiamondCluster International, Inc. (AE)                15,000             150
Digital Generation Systems (AE)                        21,900              27
Digital Theater Systems, Inc. (AE)                      4,200              97
DIRECTV Group, Inc. (The)                              27,234             441
Dollar Thrifty Automotive Group (AE)                    4,500             108
eBay, Inc. (AE)                                        27,412           2,147
Electronic Arts, Inc. (AE)                             11,510             577
Estee Lauder Cos., Inc. (The) Class A                  12,000             527
Fisher Scientific International                         4,100             239
Fox Entertainment Group, Inc. Class A (AE)             17,872             483
Gray Television, Inc.                                   7,800              93
Hilton Hotels Corp.                                     4,800              86
Home Depot, Inc.                                       38,500           1,298
iVillage, Inc. (AE)                                    13,700              71
J Jill Group, Inc. (The) (AE)                           4,200              78
JC Penney Co., Inc. Holding Co.                        16,500             660
Jones Apparel Group, Inc.                               3,500             131
Jupitermedia Corp. (AE)                                 7,800              87
Kellwood Co.                                            3,600             145

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kimberly-Clark Corp.                                    5,300             340
Kohl's Corp. (AE)                                       6,900             316
Marriott International, Inc. Class A                   24,400           1,191
McDonald's Corp.                                       22,600             622
MPS Group, Inc. (AE)                                   15,900             143
Nautilus Group, Inc.                                    6,600             122
Navarre Corp. (AE)                                      5,300              85
Neoforma, Inc. (AE)                                     3,060              31
Nike, Inc. Class B                                      6,075             442
PC Mall, Inc. (AE)                                      3,700              62
Pixar (AE)                                              7,200             491
Radio One, Inc. Class D (AE)                            9,000             137
Rent-Way, Inc. (AE)                                     7,600              57
Republic Services, Inc.                                 3,600             103
Scientific Games Corp. Class A (AE)                     6,800             121
Skechers U.S.A., Inc. Class A (AE)                      5,800              80
Speedway Motorsports, Inc.                              5,600             193
Staples, Inc.                                          21,000             606
Starbucks Corp. (AE)                                   22,615           1,062
Starwood Hotels & Resorts Worldwide, Inc.              17,600             792
Target Corp.                                            5,500             240
Time Warner, Inc.                                      38,472             641
Ventiv Health, Inc. (AE)                                6,200              94
VeriSign, Inc. (AE)                                    32,200             564
Wal-Mart Stores, Inc.                                  28,300           1,500
Waste Management, Inc.                                 18,100             509
Wynn Resorts, Ltd. (AE)                                 6,400             229
XM Satellite Radio Holdings, Inc. Class A (AE)         34,180             902
Yahoo!, Inc. (AE)                                      72,679           2,239
                                                                 ------------
                                                                       25,572
                                                                 ------------

Consumer Staples - 5.5%
Anheuser-Busch Cos., Inc.                               8,500             441
Coca-Cola Co. (The)                                     8,800             386
Imperial Sugar Co. (AE)                                 4,100              60
PepsiCo, Inc.                                          39,592           1,980
Procter & Gamble Co.                                   38,342           2,000
Systemco Corp.                                         14,503             500
Walgreen Co.                                           25,441             926
                                                                 ------------
                                                                        6,293
                                                                 ------------

Financial Services - 10.0%
Advent Software, Inc. (AE)                              4,600              73
Aflac, Inc.                                            12,000             476
American Express Co.                                   27,135           1,364
American International Group, Inc.                     31,711           2,240

                                                         Select Growth Fund  105

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Land Lease, Inc. (o)                           2,600              49
AmeriCredit Corp. (AE)                                 16,000             306
Ameritrade Holding Corp. (AE)                          19,400             215
Capital One Financial Corp.                            15,300           1,061
Cardinal Financial Corp. (AE)                           5,900              54
Charles Schwab Corp. (The)                             50,250             441
Cybersource Corp. (AE)                                 11,000              56
Fannie Mae                                             13,900             986
First Data Corp.                                       24,220           1,080
Goldman Sachs Group, Inc.                               7,953             701
Great American Financial Resources, Inc.                3,100              47
Instinet Group, Inc.                                   38,800             173
La Quinta Corp.                                        10,300              79
Lakeland Bancorp, Inc.                                  3,700              59
Mercer Insurance Group, Inc. (AE)                       6,500              77
Paychex, Inc.                                           9,599             295
Pico Holdings, Inc. (AE)                                2,700              48
Progressive Corp. (The)                                15,460           1,185
Property & Casualty Corp.                               3,400              98
Providian Financial Corp.                              12,200             169
Republic First Bancorp, Inc. (AE)                       3,900              55
Santander BanCorp                                       3,190              73
Saul Centers, Inc. (o)                                  1,700              51
                                                                 ------------
                                                                       11,511
                                                                 ------------

Health Care - 18.2%
Abgenix, Inc. (AE)                                      7,700              75
Able Laboratories, Inc. (AE)                            6,300             130
American Medical Systems Holdings, Inc. (AE)            5,335             170
AmerisourceBergen Corp.                                 4,900             265
Amgen, Inc.                                            32,972           1,875
Amylin Pharmaceuticals, Inc. (AE)                      10,300             212
Analogic Corp.                                          2,100              87
Anthem, Inc. (AE)                                       8,929             736
Arthrocare Corp. (AE)                                   6,600             176
Biogen Idec, Inc. (AE)                                 11,197             672
Boston Scientific Corp. (AE)                           18,170             695
Caremark Rx, Inc. (AE)                                 34,780           1,061
Elan Corp. PLC - ADR (AE)                               4,100              84
Eli Lilly & Co.                                        10,835             690
Forest Laboratories, Inc. (AE)                          4,300             216
Genentech, Inc. (AE)                                   43,748           2,130
Gilead Sciences, Inc. (AE)                              7,772             502
Guidant Corp.                                           6,500             360
Guilford Pharmaceuticals, Inc. (AE)                    10,700              44
ICOS Corp. (AE)                                         8,500             205

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Intuitive Surgical, Inc. (AE)                           7,500             172
IVAX Corp.                                             10,700             255
Johnson & Johnson                                      18,700           1,034
Kinetic Concepts, Inc. (AE)                             6,100             274
LCA-Vision, Inc. (AE)                                   4,201             110
McKesson Corp.                                         17,547             564
Medarex, Inc. (AE)                                     12,100              74
Medco Health Solutions, Inc. (AE)                       8,100             245
Medicis Pharmaceutical Class A                          2,300              82
Nabi Biopharmaceuticals (AE)                            5,542              64
National Medical Health Card Systems, Inc. (AE)         1,900              52
Natus Medical, Inc. (AE)                                7,800              47
Palomar Medical Technologies, Inc. (AE)                 4,600              68
Pfizer, Inc.                                          141,879           4,535
Pharmaceutical Product Development, Inc. (AE)           3,400             119
Prime Medical Services, Inc. (AE)                       9,000              66
Schering-Plough Corp.                                  10,600             206
SFBC International, Inc. (AE)                           3,300             112
St Jude Medical, Inc.                                  13,201             899
Teva Pharmaceutical Industries, Ltd. - ADR             21,582             639
Thoratec Corp. (AE)                                     7,100              72
Ventana Medical Systems (AE)                              700              35
Zimmer Holdings, Inc. (AE)                             10,793             824
                                                                 ------------
                                                                       20,933
                                                                 ------------

Materials and Processing - 2.2%
Alcoa, Inc.                                             9,614             308
Archer-Daniels-Midland Co.                             33,159             512
Cellegy Pharmaceuticals, Inc. (AE)                     10,300              39
Cytec Industries, Inc.                                  1,800              84
DHB Industries, Inc. (AE)                               7,300             111
Encore Wire Corp. (AE)                                  3,600              65
GTx, Inc. (AE)                                          6,600              56
Harsco Corp.                                            1,100              49
International Paper Co.                                 7,700             333
Layne Christensen Co. (AE)                              2,100              30
Monsanto Co.                                           15,500             562
Oregon Steel Mills, Inc.                                8,100             126
Smurfit-Stone Container Corp. (AE)                      7,800             145
Wolverine Tube, Inc. (AE)                               6,400              81
                                                                 ------------
                                                                        2,501
                                                                 ------------

Miscellaneous - 3.1%
3M Co.                                                  5,300             437

 106  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Co.                                   66,591           2,214
Honeywell International, Inc.                          13,500             508
Trinity Industries, Inc.                                3,600             108
Tyco International, Ltd.                               11,893             369
                                                                 ------------
                                                                        3,636
                                                                 ------------

Other Energy - 1.7%
Apache Corp.                                            5,959             277
EOG Resources, Inc.                                    10,600             674
Grant Prideco, Inc. (AE)                               10,400             196
Nabors Industries, Ltd. (AE)                            2,100              98
National-Oilwell, Inc. Class C (AE)                    12,800             428
Patterson-UTI Energy, Inc.                              5,200              95
Superior Energy Services (AE)                           7,800              87
Westmoreland Coal Co.                                   3,000              70
                                                                 ------------
                                                                        1,925
                                                                 ------------

Producer Durables - 2.5%
Applied Materials, Inc. (AE)                           71,075           1,206
Applied Signal Technology, Inc.                         3,000             104
BE Aerospace, Inc. (AE)                                 8,200              82
Boeing Co. (The)                                        8,500             431
Caterpillar, Inc.                                       7,201             529
FSI International, Inc. (AE)                            9,300              49
General Cable Corp.                                     8,600              82
Measurement Specialties, Inc. (AE)                      3,500              75
Photon Dynamics, Inc. (AE)                              6,500             179
Radyne Comstream Corp. (AE)                             8,100              60
Southern Energy Homes, Inc. (AE)                       24,000              96
                                                                 ------------
                                                                        2,893
                                                                 ------------

Technology - 22.4%
3Com Corp. (AE)                                        48,100             237
AboveNet, Inc. (AE)                                     1,500              46
ACT Teleconferencing, Inc. (AE)                        23,700              40
Actuate Corp. (AE)                                     11,600              42
Aeroflex, Inc. (AE)                                    17,200             191
Agile Software Corp. (AE)                              15,700             117
Anacomp, Inc. Class A (AE)                              4,800              98
Analog Devices, Inc.                                   13,127             521
Autodesk, Inc.                                          9,900             398
Avaya, Inc. (AE)                                       34,300             502
Borland Software Corp. (AE)                            15,800             131
Broadcom Corp. Class A (AE)                            18,201             644
California Micro Devices CP (AE)                        5,500              39
Captaris, Inc. (AE)                                     8,600              47

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Centillium Communications, Inc. (AE)                    9,900              29
Cisco Systems, Inc. (AE)                              199,299           4,157
Comverse Technology, Inc. (AE)                         12,800             218
Corning, Inc.                                          32,208             398
Cypress Semiconductor Corp. (AE)                        7,000              79
Dell, Inc. (AE)                                        87,646           3,109
Diodes, Inc. (AE)                                       3,300              76
Ditech Communications Corp. (AE)                        5,400             111
EDO Corp.                                               7,400             175
EMC Corp.                                              14,580             160
Equinix, Inc. (AE)                                      7,100             231
InFocus Corp. (AE)                                     16,400             145
Integrated Device Technology, Inc. (AE)                17,800             203
Intel Corp.                                            89,800           2,189
InterVoice, Inc. (AE)                                   3,800              33
Juniper Networks, Inc. (AE)                            23,500             540
Lantronix, Inc. (AE)                                   39,700              46
Macromedia, Inc. (AE)                                  10,400             210
MatrixOne, Inc. (AE)                                   17,600             112
Maxim Integrated Products                              16,400             789
Microsoft Corp.                                       156,530           4,456
Mindspeed Technologies, Inc. (AE)                      15,100              49
NetIQ Corp. (AE)                                        6,500              62
Network Appliance, Inc. (AE)                           43,000             830
Newport Corp.                                           5,200              75
Novatel Wireless, Inc. (AE)                             4,900             113
Onyx Software Corp. (AE)                               11,175              46
PMC - Sierra, Inc. (AE)                                41,000             487
Qualcomm, Inc.                                         11,100             767
Quest Software, Inc. (AE)                              10,800             130
RSA Security, Inc. (AE)                                 2,300              43
Saba Software, Inc. (AE)                               13,025              48
SAP AG - ADR                                            7,656             306
Seebeyond Technology Corp. (AE)                        11,900              36
Selectica, Inc. (AE)                                    9,800              39
Sirenza Microdevices, Inc. (AE)                         9,500              46
Strategic Diagnostics, Inc. (AE)                        9,400              28
Sun Microsystems, Inc. (AE)                           100,160             396
SupportSoft, Inc. (AE)                                  8,300              73
Symantec Corp. (AE)                                    10,860             508
Symbol Technologies, Inc.                               8,700             114
Texas Instruments, Inc.                                16,300             348
Three-Five Systems, Inc. (AE)                           8,100              29
Witness Systems, Inc. (AE)                              7,700             102
Xilinx, Inc.                                           19,500             574
                                                                 ------------
                                                                       25,768
                                                                 ------------

                                                         Select Growth Fund  107

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Utilities - 1.0%
America Movil SA de CV - ADR                           13,085             468
MDU Communications International, Inc. (AE)            20,900              48
Nextel Partners, Inc. Class A (AE)                      8,200             132
Ubiquitel, Inc. (AE)                                   11,700              47
Verizon Communications, Inc.                           11,300             436
                                                                 ------------
                                                                        1,131
                                                                 ------------

TOTAL COMMON STOCKS
(cost $98,383)                                                        104,692
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.1%
Frank Russell Investment Company Money Market
   Fund                                             2,164,000           2,164
Frank Russell Investment Company Money Market
   Fund (N)                                         2,405,892           2,406
State Street Securities Lending Quality Trust
   (N)                                              2,769,725           2,770
United States Treasury Bill (c)(y)(s)
   1.266% due 09/09/04                                    800             799
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $8,139)                                                           8,139
                                                                 ------------

TOTAL INVESTMENTS - 98.1%
(identified cost $106,522)                                            112,831

OTHER ASSETS AND LIABILITIES
NET - 1.9%                                                              2,143
                                                                 ------------

NET ASSETS - 100.0%                                                   114,974
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 09/04 (22)                               3,086               (125)

Russell 1000 Growth Index
   expiration date 09/04 (11)                               2,489               (150)

S&P 500 E-Mini Index
   expiration date 09/04 (18)                                 991                 --

S&P 500 Index
   expiration date 09/04 (13)                               3,579                 (2)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (277)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 108  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
COMMON STOCKS - 93.1%
Auto and Transportation - 1.4%
Autoliv, Inc.                                              13,500                568
Aviall, Inc.                                               27,777                557
Burlington Northern Santa Fe Corp.                         15,630                555
Fleetwood Enterprises, Inc.                                23,690                318
Union Pacific Corp.                                         7,890                445
Wabash National Corp.                                      12,737                368
Westinghouse Air Brake Technologies Corp.                  28,058                511
Winnebago Industries (z)                                    7,610                280
                                                                     ---------------
                                                                               3,602
                                                                     ---------------

Consumer Discretionary - 10.8%
Accenture, Ltd. Class A (AE)                                7,960                196
Administaff, Inc. (AE)                                     29,913                398
Big Lots, Inc.                                             23,945                293
Black & Decker Corp. (z)                                   10,800                755
California Pizza Kitchen, Inc. (AE)                        13,857                276
CBRL Group, Inc.                                            9,300                309
Circuit City Stores, Inc. (z)                              25,600                361
Copart, Inc. (AE)                                           9,918                221
Costco Wholesale Corp. (z)                                 16,900                687
Ethan Allen Interiors, Inc. (z)                             7,000                260
Federated Department Stores                                16,100                772
Fisher Scientific International (z)                         5,500                320
Fox Entertainment Group, Inc. Class A (AE)                 42,600              1,151
Gap, Inc. (The)                                            16,100                365
Getty Images, Inc. (AE)                                     7,500                410
Hancock Fabrics, Inc.                                      29,633                342
Harrah's Entertainment, Inc. (z)                           20,700                962
Hasbro, Inc.                                                7,750                141
Home Depot, Inc.                                           35,600              1,200
JC Penney Co., Inc. Holding Co.                            25,800              1,032
Kimberly-Clark Corp.                                       49,950              3,200
Knight-Ridder, Inc. (z)                                     9,800                645
Mattel, Inc.                                               23,700                415
May Department Stores Co. (The)                            14,400                382
McDonald's Corp.                                          120,870              3,324
Newell Rubbermaid, Inc.                                    37,700                814
PEP Boys-Manny Moe & Jack                                  15,836                328
Reed Elsevier PLC - ADR (z)                                14,430                516
RR Donnelley & Sons Co. (z)                                11,278                358
Service Corp. International                                33,564                213
Six Flags, Inc.                                            28,180                133
Source Interlink Cos., Inc. (AE)                           23,004                214
Sports Authority, Inc. (The) (AE)                          10,852                277

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Target Corp.                                               10,600                462
Time Warner, Inc.                                          18,070                301
TJX Cos., Inc.                                             21,270                499
Topps Co., Inc. (The)                                      22,977                217
Tribune Co.                                                18,230                774
Viacom, Inc. Class B                                       52,954              1,779
Walt Disney Co.                                            48,890              1,129
WPP Group PLC - ADR (z)                                    14,219                663
Yum! Brands, Inc.                                          35,800              1,374
                                                                     ---------------
                                                                              28,468
                                                                     ---------------

Consumer Staples - 4.8%
Altria Group, Inc.                                         50,640              2,410
American Italian Pasta Co. Class A (z)                     15,555                457
Clorox Co.                                                 16,700                831
Colgate-Palmolive Co.                                      14,800                787
Del Monte Foods Co. (AE)                                   27,100                286
Diageo PLC - ADR (z)                                       24,610              1,236
DIMON, Inc.                                                28,847                156
General Mills, Inc. (z)                                    17,500                786
HJ Heinz Co.                                               37,030              1,366
Interstate Bakeries (z)                                    43,605                429
Kellogg Co.                                                25,320              1,055
Kraft Foods, Inc. Class A (z)                              24,700                755
NBTY, Inc. (AE)                                             6,600                143
PepsiCo, Inc.                                               2,470                124
Sara Lee Corp.                                             36,370                799
Sensient Technologies Corp.                                11,551                238
Tyson Foods, Inc. Class A                                     230                  4
Unilever NV Class S (z)                                    11,400                699
                                                                     ---------------
                                                                              12,561
                                                                     ---------------

Financial Services - 25.4%
Aflac, Inc.                                                 5,630                223
Allstate Corp. (The)                                       48,580              2,287
American Express Co.                                       15,210                764
American International Group, Inc.                         17,300              1,222
AmeriCredit Corp. (AE)                                     13,580                259
Bank of America Corp.                                      91,458              7,776
Bank of New York Co., Inc. (The)                           25,100                721
Bear Stearns Cos., Inc. (The) (z)                           7,500                626
BISYS Group, Inc. (The) (AE)                               26,909                367
Chubb Corp.                                                 4,420                304
Cigna Corp. (z)                                            11,600                719
CIT Group, Inc.                                            27,400                952
Citigroup, Inc.                                           135,220              5,962
Comerica, Inc. (z)                                         11,800                690

                                                          Select Value Fund  109

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Commerce Bancshares, Inc. (z)                              16,045                748
Cornerstone Realty Income Trust, Inc. (o)                  28,900                253
Countrywide Financial Corp.                                 6,300                454
Dow Jones & Co., Inc. (z)                                  15,900                674
East-West Bancorp, Inc.                                    15,872                535
Fannie Mae                                                 46,850              3,324
First Data Corp.                                           39,113              1,745
First Industrial Realty Trust, Inc. (o)                     9,951                365
Franklin Resources, Inc.                                    3,200                154
Freddie Mac                                                17,600              1,132
Friedman Billings Ramsey Group, Inc. Class A
   (o)(z)                                                  43,300                712
GATX Corp.                                                 19,869                506
Genworth Financial, Inc. Class A (AE)(z)                   28,700                653
Goldman Sachs Group, Inc.                                  23,330              2,057
H&R Block, Inc.                                            10,700                526
Hartford Financial Services Group, Inc.                     9,440                615
Huntington Bancshares, Inc.                                28,300                692
JP Morgan Chase & Co.                                     110,416              4,122
Keycorp                                                    22,300                673
Kronos, Inc. (AE)                                           7,961                350
Marsh & McLennan Cos., Inc.                                 3,380                150
MBNA Corp.                                                108,700              2,684
Mellon Financial Corp.                                     37,410              1,028
Merrill Lynch & Co., Inc.                                  49,460              2,459
Metlife, Inc.                                              31,970              1,140
MGIC Investment Corp. (z)                                  24,400              1,732
National Commerce Financial Corp.                          23,900                777
PNC Financial Services Group, Inc. (z)                     29,790              1,507
Providian Financial Corp. (z)                              86,700              1,200
Safeco Corp.                                               22,000              1,035
SLM Corp.                                                  35,400              1,342
SouthTrust Corp.                                            4,060                157
Sovereign Bancorp, Inc. (z)                                45,300                986
St Paul Travelers Cos., Inc. (The)                         17,850                662
SunTrust Banks, Inc.                                       21,900              1,444
US Bancorp                                                 65,300              1,848
W Holding Co., Inc.                                        29,766                491
Wachovia Corp.                                             14,300                634
Waddell & Reed Financial, Inc. Class A                     16,000                311
Washington Mutual, Inc. (z)                                18,900                733
Wells Fargo & Co.                                          15,100                867
Zions Bancorporation (z)                                   11,600                702
                                                                     ---------------
                                                                              67,051
                                                                     ---------------

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------

Health Care - 10.6%
Abbott Laboratories                                        40,810              1,606
Amgen, Inc.                                                25,100              1,428
Anthem, Inc. (AE)(z)                                       25,300              2,086
Baxter International, Inc.                                 27,080                814
Becton Dickinson & Co.                                     24,200              1,143
Biogen Idec, Inc. (AE)                                     19,215              1,153
Caremark Rx, Inc. (AE)                                     42,700              1,302
Eli Lilly & Co.                                             4,350                277
First Health Group Corp. (AE)                              15,765                221
Gentiva Health Services, Inc.                              18,322                279
Genzyme Corp. (AE)                                         39,200              2,010
Guidant Corp.                                              33,240              1,839
HCA, Inc.                                                  33,800              1,306
Johnson & Johnson                                          26,040              1,439
LifePoint Hospitals, Inc. (AE)                              9,588                320
Lincare Holdings, Inc. (AE)(z)                              9,700                310
Merck & Co., Inc.                                          20,500                930
Millipore Corp.                                             8,700                458
Novartis AG - ADR                                          11,210                501
Pacificare Health Systems (AE)(z)                           8,800                269
Pfizer, Inc.                                              106,670              3,409
PSS World Medical, Inc. (AE)                               45,276                443
Roche Holding AG - ADR                                      4,780                473
Rotech Healthcare, Inc. (AE)                               14,235                302
Sunrise Senior Living, Inc. (AE)(z)                         9,232                326
Triad Hospitals, Inc. (AE)                                 22,500                766
UnitedHealth Group, Inc.                                   19,500              1,227
US Physical Therapy, Inc. (AE)                             13,458                177
Wyeth                                                      31,740              1,124
                                                                     ---------------
                                                                              27,938
                                                                     ---------------

Integrated Oils - 4.9%
BP PLC - ADR (AE)                                          17,580                991
ChevronTexaco Corp.                                        23,331              2,232
ConocoPhillips                                             33,400              2,631
Exxon Mobil Corp.                                          93,360              4,323
Marathon Oil Corp. (z)                                     38,100              1,435
Unocal Corp.                                               31,970              1,239
                                                                     ---------------
                                                                              12,851
                                                                     ---------------

Materials and Processing - 8.6%
Air Products & Chemicals, Inc.                             14,120                731
Airgas, Inc.                                               15,838                344
Akzo Nobel NV - ADR                                        20,700                686
Alcoa, Inc.                                                45,800              1,467
Archer-Daniels-Midland Co.                                 60,470                933
Avery Dennison Corp. (z)                                    5,800                351
Bemis Co.                                                  16,300                432
Bowater, Inc.                                              25,880                965

 110  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Cabot Microelectronics Corp. (AE)(z)                        8,000                284
Dow Chemical Co. (The)                                     90,350              3,604
EI Du Pont de Nemours & Co.                                43,480              1,864
Freeport-McMoRan Copper & Gold, Inc. Class B (z)           10,000                349
Hughes Supply, Inc.                                         6,457                393
International Paper Co.                                    37,280              1,612
International Steel Group, Inc. (AE)(z)                    38,200              1,250
Lyondell Chemical Co. (z)                                  20,100                365
Masco Corp.                                                15,100                457
Maverick Tube Corp. (AE)                                   14,555                420
MeadWestvaco Corp.                                         24,300                726
Monsanto Co.                                               38,970              1,413
Phelps Dodge Corp. (z)                                      6,700                522
PPG Industries, Inc.                                       16,560                976
Praxair, Inc.                                              26,590              1,049
Rohm & Haas Co.                                            20,700                811
Smurfit-Stone Container Corp. (AE)                         15,170                282
Syngenta AG - ADR (z)                                      28,620                475
                                                                     ---------------
                                                                              22,761
                                                                     ---------------

Miscellaneous - 3.2%
General Electric Co.                                       79,500              2,643
Honeywell International, Inc.                              19,300                726
Teleflex, Inc. (z)                                          6,100                271
Textron, Inc.                                               4,500                276
Tyco International, Ltd.                                   93,000              2,883
Vivendi Universal SA - ADR                                 68,300              1,699
                                                                     ---------------
                                                                               8,498
                                                                     ---------------

Other Energy - 3.6%
Anadarko Petroleum Corp.                                   11,200                670
Baker Hughes, Inc.                                         29,400              1,185
Burlington Resources, Inc.                                 25,600                977
Calpine Corp. (AE)(z)                                     119,212                460
Chesapeake Energy Corp. (z)                                62,000                952
Devon Energy Corp.                                          3,890                270
Encore Acquisition Co. (AE)                                13,287                392
EOG Resources, Inc.                                         4,850                308
GlobalSantaFe Corp.                                         5,170                142
Hanover Compressor Co. (AE)                                33,395                392
Kerr-McGee Corp.                                           12,000                630
National-Oilwell, Inc. Class C (AE)                        16,817                563
Noble Corp. (AE)                                           15,060                583
Remington Oil & Gas Corp. (AE)                             16,095                381
Schlumberger, Ltd.                                          5,280                340
Transocean, Inc. (z)                                       48,300              1,372
                                                                     ---------------
                                                                               9,617
                                                                     ---------------

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------

Producer Durables - 6.7%
AGCO Corp.                                                 18,483                387
AO Smith Corp.                                             16,419                472
Applied Materials, Inc. (AE)(z)                            16,900                287
BE Aerospace, Inc. (AE)                                    72,239                722
Champion Enterprises, Inc. (AE)                            50,787                494
Cooper Industries, Ltd. Class A                             4,030                229
Crane Co.                                                  11,816                329
Deere & Co.                                                25,080              1,575
Duratek, Inc. (AE)                                         15,045                214
Emerson Electric Co.                                       25,550              1,551
Engineered Support Systems, Inc.                            6,930                389
Esterline Technologies Corp.                               14,092                442
IDEX Corp.                                                 11,169                358
KB Home (z)                                                 8,000                512
Lam Research Corp. (AE)(z)                                 32,200                768
Lennar Corp. Class A (z)                                   15,400                657
Lockheed Martin Corp. (z)                                  36,040              1,910
Northrop Grumman Corp.                                     16,740                881
Novellus Systems, Inc. (AE)                                 6,840                185
Park-Ohio Holdings Corp. (z)                               20,147                297
Teradyne, Inc. (AE)(z)                                     33,500                573
Tessco Technologies, Inc. (AE)                              8,874                136
United Technologies Corp.                                  29,100              2,721
WW Grainger, Inc.                                          14,400                762
Xerox Corp.                                                69,200                959
                                                                     ---------------
                                                                              17,810
                                                                     ---------------

Technology - 4.1%
AU Optronics Corp. - ADR (z)                                  405                  5
Avaya, Inc. (AE)                                           37,600                551
BEI Technologies, Inc.                                     10,740                258
Corning, Inc.                                              83,900              1,037
Filenet Corp. (AE)                                          8,237                157
Hewlett-Packard Co.                                        73,330              1,478
Intel Corp.                                                37,000                902
International Business Machines Corp.                      12,970              1,129
InterVoice, Inc. (AE)                                      17,574                155
IXYS Corp. (AE)                                            28,430                208
JDA Software Group, Inc. (AE)                              29,393                313
LCC International, Inc. Class A (AE)                       58,865                217
Mantech International Corp. Class A (AE)(z)                23,902                342
Microsoft Corp.                                            79,100              2,251
Scientific-Atlanta, Inc. (z)                               13,300                409
Tellabs, Inc. (AE)(z)                                      45,300                404
Titan Corp. (AE)                                           29,300                351
Vishay Intertechnology, Inc. (AE)(z)                       25,000                388

                                                          Select Value Fund  111

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Zarlink Semiconductor, Inc. (AE)                           43,700                153
                                                                     ---------------
                                                                              10,708
                                                                     ---------------

Utilities - 9.0%
AES Corp. (The) (z)                                        43,000                415
Alltel Corp. (z)                                           14,100                733
Ameren Corp.                                                3,730                167
BellSouth Corp.                                            30,800                834
Cinergy Corp.                                               9,030                345
Citizens Communications Co. (z)                            24,700                356
Comcast Corp. Class A                                      23,000                630
Comcast Corp. Special Class A                              32,930                883
Cox Communications, Inc. Class A (AE)                      11,680                322
Dominion Resources, Inc. (z)                               24,670              1,566
Energy East Corp.                                          15,200                370
Entergy Corp.                                               6,950                400
Exelon Corp. (z)                                           32,470              1,133
FirstEnergy Corp.                                           4,530                177
FPL Group, Inc. (z)                                         8,000                539
KeySpan Corp.                                               6,660                240
Mediacom Communications Corp. (AE)(z)                      51,169                336
National Fuel Gas Co.                                       7,490                191
NiSource, Inc.                                             17,000                352
NSTAR                                                       2,340                110
Oneok, Inc. (z)                                            30,435                639
Pepco Holdings, Inc. (z)                                    7,300                131
PPL Corp.                                                  21,990              1,019
Progress Energy, Inc. - CVO (AE)(Y)                         1,300                 --
Public Service Enterprise Group, Inc.                      15,200                593
Puget Energy, Inc.                                         16,000                346
Questar Corp.                                              17,700                725
SBC Communications, Inc.                                   48,160              1,220
Sierra Pacific Resources (z)                               43,694                359
Sprint Corp.                                              156,430              2,922
TXU Corp.                                                  13,920                552
Verizon Communications, Inc.                              100,910              3,889
Vodafone Group PLC - ADR                                   34,610                752
Western Wireless Corp. Class A (AE)(z)                     19,100                504
                                                                     ---------------
                                                                              23,750
                                                                     ---------------

TOTAL COMMON STOCKS
(cost $225,242)                                                              245,615
                                                                     ---------------

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 16.1%
Frank Russell Investment Company Money Market
   Fund                                                13,380,000             13,380
Frank Russell Investment Company Money Market
   Fund (N)                                            13,184,900             13,185
State Street Securities Lending Quality Trust
   (N)                                                 15,178,795             15,179
United States Treasury Bill (c)(y)(s)
   1.266% due 09/09/04                                        800                799
   1.290% due 09/09/04                                        100                100
                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS
(cost $42,643)                                                                42,643
                                                                     ---------------

TOTAL INVESTMENTS - 109.2%
(identified cost $267,885)                                                   288,258

OTHER ASSETS AND LIABILITIES
NET - (9.2%)                                                                 (24,282)
                                                                     ---------------

NET ASSETS - 100.0%                                                          263,976
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 112  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 09/04 (30)                               8,749                (12)

S&P 500 E-Mini Index
   expiration date 09/04 (9)                                  495                (10)

S&P 500 Index
   expiration date 09/04 (30)                               8,258                (60)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        (82)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Value Fund  113

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(o)   Forward commitment.
(p) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(O)   In default.
 # All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(Y) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(B)   Illiquid security.
(z)   All or a portion of the shares of this security are on loan.
(y) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(N) The security is purchased with the cash collateral from the securities loaned.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PLN - Polish zloty
   AUD - Australian dollar                 HUF - Hungarian forint                  RUB - Russian ruble
   BRL - Brazilian real                    IDR - Indonesian rupiah                 SEK - Swedish krona
   CAD - Canadian dollar                   ILS - Israeli shekel                    SGD - Singapore dollar
   CHF - Swiss franc                       INR - Indian rupee                      SKK - Slovakian koruna
   CLP - Chilean peso                      ITL - Italian lira                      THB - Thai baht
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      TRL - Turkish lira
   COP - Colombian peso                    KES - Kenyan schilling                  TWD - Taiwanese dollar
   CRC - Costa Rica colon                  KRW - South Korean won                  USD - United States dollar
   CZK - Czech koruna                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   DKK - Danish krone                      MYR - Malaysian ringgit                 VND - Vietnamese dong
   EGP - Egyptian pound                    NZD - New Zealand dollar                ZAR - South African rand
   EUR - Euro                              PEN - Peruvian nouveau sol
   GBP - British pound sterling            PHP - Philippine peso

 114  Notes to Schedules of Investments

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FORM N-Q -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios referred to as "Funds." This Form N-Q reports on eleven Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' Form N-Q is prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Form N-Q.

   Security valuation

   United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, if there were no sales on that day, at the last reported price, on the primary exchange on which the security is traded.

   Fixed-income securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

   Futures contracts are valued on the basis of the last sale price. Exchange listed futures contracts are valued on a basis of the last quoted daily settlement prices established by the exchange on which they trade. If there were no sales, futures are valued at the last reported bid price.

   Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity securities traded on a foreign national securities exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   Short-term investments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the U.S. markets. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the U.S. Markets and would therefore not be reflected in the computation of a portfolio's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

                                                          Notes to Form N-Q  115

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Short Term Bond, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at July 31, 2004, are presented on the Schedule of Investments for the applicable Funds.

 116  Notes to Form N-Q

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The domestic and international equity Funds utilize futures contracts to equitize uninvested cash balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Equity I, Equity II, Equity Q, International, Fixed Income I, Fixed Income III, Emerging Markets, Short Term Bond, Select Growth, and Select Value Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a

                                                          Notes to Form N-Q  117

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Fund transactions in written options contracts for the period ended July 31, 2004 were as follows:

                                                       INTERNATIONAL                                 FIXED INCOME I
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2003                          174    $           706,738                    111    $            72,592
   Opened                                              2,240             24,466,192                    274                150,733
   Closed                                             (2,124)           (22,280,514)                  (121)               (69,299)
   Expired                                                --                     --                   (114)               (82,229)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding July 31, 2004                             290    $         2,892,416                    150    $            71,797
                                         ===================    ===================    ===================    ===================

                                                      FIXED INCOME III                              EMERGING MARKETS
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2003                           38    $           315,845                    297    $           858,702
   Opened                                                138                 99,421                  1,406              3,781,490
   Closed                                                (70)               (43,050)                (1,302)            (3,470,010)
   Expired                                               (29)               (20,369)                    --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding July 31, 2004                              77    $           351,847                    401    $         1,170,182
                                         ===================    ===================    ===================    ===================

                                                              SHORT TERM BOND
                                                 ------------------------------------------
                                                      NUMBER OF              PREMIUMS
                                                      CONTRACTS              RECEIVED
   ----------------------------------------------------------------------------------------
   Outstanding October 31, 2003                                    2    $            48,509
   Opened                                                         28                 30,255
   Closed                                                         --                     --
   Expired                                                        (2)               (48,510)
                                                 -------------------    -------------------
   Outstanding July 31, 2004                                      28    $            30,254
                                                 ===================    ===================

 118  Notes to Form N-Q

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. When collateral falls below 102% (105% for international funds), additional collateral is received the following day. In certain instances, collateral can be less than 102% (105% for international funds) due to next day receipt of additional collateral. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of July 31, 2004, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                            VALUE OF              VALUE OF
                       SECURITIES ON LOAN        COLLATERAL
----------------------------------------------------------------
Equity I               $        12,619,260   $        12,928,220
Equity II                      128,669,676           131,599,222
Equity Q                        30,137,130            30,799,352
International                  184,847,882           194,067,596
Fixed Income I                 258,565,484           262,827,731
Fixed Income III                44,014,317            44,669,293

----------------------------------------------------------------
                            VALUE OF              VALUE OF
                       SECURITIES ON LOAN        COLLATERAL
Emerging Markets       $        15,485,598   $        15,521,479
Real Estate
   Securities                   21,932,624            22,358,990
Short Term Bond                    745,274               759,823
Select Growth                    5,103,152             5,175,617
Select Value                    27,586,712            28,363,695

   As of July 31, 2004, the cash collateral received for the securities on loan are invested as follows:

   Cash Collateral

                                                STATE STREET
                                             SECURITIES LENDING
                        FRIC MONEY MARKET     QUALITY TRUST (1)
----------------------------------------------------------------
Equity I               $         6,009,700   $         6,918,520
Equity II                       61,174,068            70,425,154
Equity Q                        14,317,118            16,482,233
International                   89,067,071           102,536,292
Fixed Income I                 122,175,510           140,651,921
Fixed Income III                20,764,578            23,904,714

----------------------------------------------------------------
                                                STATE STREET
                                             SECURITIES LENDING
                        FRIC MONEY MARKET     QUALITY TRUST (1)
Emerging Markets       $         7,215,180   $         8,306,300
Real Estate
   Securities                   10,393,605            11,965,385
Short Term Bond                    353,204               406,618
Select Growth                    2,405,892             2,769,725
Select Value                    13,184,900            15,178,795

      (1) The State Street Securities Lending Quality Trust investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

                                                          Notes to Form N-Q  119

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   As of July 31, 2004, the non-cash collateral (also included in the value of collateral in the table above) received for the securities on loan in the following funds was:

   Non-Cash Collateral

                              NON-CASH             NON-CASH
FUND                      COLLATERAL VALUE    COLLATERAL HOLDING
----------------------------------------------------------------
International             $       2,464,233          Pool of US
                                                     Government
                                                     securities

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives), and a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of July 31, 2004, $933,072,830 of the Money Market Fund's net assets represents investments by these Funds, and $1,221,465,287 represents the investments of other affiliated Funds not presented herein. As a result, the Funds received dividends from affiliated money market funds of $4,038,060 and $6,593,100 was received by Funds not presented herein.

5. FEDERAL INCOME TAXES

   At July 31, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                              EQUITY I        EQUITY II         EQUITY Q
   --------------------------------------------------------------------------------------------------------
   Cost of Investments                                     $  720,518,320   $  897,004,148   $1,196,440,757
                                                           ==============   ==============   ==============
   Unrealized Appreciation                                 $   81,141,870   $  147,820,397   $  173,592,335
   Unrealized Depreciation                                    (16,731,695)     (33,186,723)     (35,023,102)
                                                           --------------   --------------   --------------
   Net Unrealized Appreciation (Depreciation)              $   64,410,175   $  114,633,674   $  138,569,233
                                                           ==============   ==============   ==============

                                                           INTERNATIONAL    FIXED INCOME I   FIXED INCOME III   EMERGING MARKETS
   -----------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                     $1,343,703,440   $1,553,879,153    $  511,842,833     $  449,842,536
                                                           ==============   ==============    ==============     ==============
   Unrealized Appreciation                                 $  178,960,984   $    6,178,838    $    5,709,863     $   90,686,752
   Unrealized Depreciation                                    (33,731,933)      (5,058,733)       (1,290,805)       (23,910,702)
                                                           --------------   --------------    --------------     --------------
   Net Unrealized Appreciation (Depreciation)              $  145,229,051   $    1,120,105    $    4,419,058     $   66,776,050
                                                           ==============   ==============    ==============     ==============

                                                            REAL ESTATE
                                                             SECURITIES     SHORT TERM BOND   SELECT GROWTH     SELECT VALUE
   --------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                     $  858,610,276   $1,135,143,371    $  107,318,898   $  268,530,143
                                                           ==============   ==============    ==============   ==============
   Unrealized Appreciation                                 $  277,674,597   $    5,597,707    $    8,792,040   $   24,889,793
   Unrealized Depreciation                                     (3,084,555)      (8,616,255)       (3,280,572)      (5,161,797)
                                                           --------------   --------------    --------------   --------------
   Net Unrealized Appreciation (Depreciation)              $  274,590,042   $   (3,018,548)   $    5,511,468   $   19,727,996
                                                           ==============   ==============    ==============   ==============

6. ILLIQUID OR RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on

 120  Notes to Form N-Q

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists.

   Pursuant to guidelines established by the Board of Trustees, the Adviser has determined that a liquid trading market exists for the following restricted securities held as of July 31, 2004:

   Restricted Securities (144A)

                                                                                                     COST         MARKET VALUE
           FUND -- % OF NET ASSETS            ACQUISITION         SHARES       COST PER UNIT        (000)            (000)
                  SECURITIES                      DATE         OUTSTANDING           $                $                $
   ----------------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL FUND -- 0.1%
   SMFG Finance, Ltd.                              08/29/03       60,000,000             1.32              794            1,161
                                                                                                                 ==============
   FIXED INCOME I FUND -- 3.9%
   ABSC Manufactured Housing Contract              03/02/04          845,000            83.04              702              674
   ABSC NIMs Trust                                 11/04/03          521,769            98.68              515              524
   ABSC NIMs Trust                                 07/30/04          345,000            99.60              344              344
   Anthracite CDO I, Ltd.                          03/16/04          665,000            99.99              665              647
   Argent NIM Trust                                03/04/04          322,184            99.99              322              322
   Argent NIM Trust                                03/11/04          355,176           100.00              355              355
   Asset Backed Funding Corp. NIM Trust            08/22/03          254,595           100.00              255              255
   BAE Systems Holdings, Inc.                      12/28/01          760,000           105.28              800              817
   Cadbury Schweppes US Finance LLC                09/22/03        1,210,000            99.75            1,207            1,194
   Centaur Funding Corp.                           03/07/02          360,000             1.07              385              454
   Chalet Finance PLC                              10/08/03        1,190,000           100.00            1,190            1,190
   Chase Funding Net Interest Margin               06/05/03           74,261            99.90               74               74
   Chase Funding Net Interest Margin               06/25/03          218,043            99.89              218              219
   Chase Funding Net Interest Margin               09/26/03          102,878            99.88              103              103
   Countrywide Asset-Backed Certificates           11/20/03          263,537            99.89              263              266
   Credit-Based Asset Servicing and
      Securitization CBO, Ltd.                     03/04/04        2,395,387           100.00            2,395            2,395
   Crest, Ltd.                                     11/25/03        1,710,000           100.00            1,710            1,698
   DG Funding Trust                                11/04/03               94        10,537.13              990            1,011
   Dresdner Funding Trust I                        04/09/03          385,000           100.31              386              437
   Export-Import Bank Of Korea                     02/03/04          280,000            99.54              279              274
   First Franklin NIM Trust                        05/15/02           10,739           100.00               11               11
   First Franklin NIM Trust                        05/20/04          696,873           100.00              697              697
   First Franklin NIM Trust                        05/20/04          285,000           100.00              285              285
   First Franklin NIM Trust                        06/03/04          460,464           100.00              460              460
   Fremont NIM Trust                               05/27/04          490,886           100.00              491              491
   G-Force CDO, Ltd.                               12/08/03          765,000            99.99              765              749
   GSAMP Trust                                     02/27/04          506,078            99.87              505              506
   Harrah's Operating Co., Inc.                    06/22/04        1,935,000            99.83            1,932            1,936
   HVB Funding Trust I                             05/01/03          315,000            96.74              305              367
   IndyMac Loan Trust                              10/17/03        1,262,058           100.00            1,262            1,262
   IndyMac Loan Trust                              06/10/04        1,366,089           100.00            1,366            1,366
   Korea Electric Power Corp.                      04/20/04          140,000            98.44              138              135
   Long Beach Asset Holdings Corp.                 07/31/03          146,585           100.00              147              147
   Long Beach Asset Holdings Corp.                 04/16/03          121,163           100.00              121              121
   Mach One Trust Commercial
      Mortgage-Backed                              07/12/04        1,350,000           100.99            1,363            1,363
   May Department Stores Co. (The)                 07/13/04          185,000            99.87              185              186

                                                          Notes to Form N-Q  121

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                     COST         MARKET VALUE
           FUND -- % OF NET ASSETS            ACQUISITION         SHARES       COST PER UNIT        (000)            (000)
                  SECURITIES                      DATE         OUTSTANDING           $                $                $
   ----------------------------------------------------------------------------------------------------------------------------
   May Department Stores Co. (The)                 07/13/04           80,000            99.97               80               80
   May Department Stores Co. (The)                 07/14/04          765,000            99.97              765              769
   May Department Stores Co. (The)                 07/13/04        3,215,000           100.26            3,223            3,222
   Merrill Lynch Mortgage Investors, Inc.          01/12/04          314,104            99.75              313              316
   Merrill Lynch Mortgage Investors, Inc.          02/19/04          498,487            99.56              496              498
   Miller Brewing Co.                              08/06/03          260,000            99.28              258              264
   Mizuho Financial Group Cayman, Ltd.             02/27/04          280,000            99.95              280              279
   Monumental Global Funding II                    02/04/04          320,000           100.00              320              321
   Mound Financing PLC                             07/24/04        1,935,000           100.12            1,937            1,933
   Natexis Ambs Co. LLC                            06/24/98          300,000           108.77              326              344
   Nelnet Education Loan Funding, Inc.             01/15/04        1,555,000           100.00            1,555            1,554
   Newcastle CDO I, Ltd.                           03/11/04          845,000            99.94              844              797
   Novastar NIM Trust                              01/30/04          642,178           100.00              642              642
   Novastar NIM Trust                              07/20/04          702,351           100.00              702              702
   NPF XII, Inc.                                   05/29/02        3,235,000            92.66            2,998              226
   Option One Mortgage Securities Corp. NIM
      Trust                                        04/24/03          341,469           100.00              341              342
   Option One Mortgage Securities Corp. NIM
      Trust                                        12/08/03          493,381           100.00              493              494
   Paragon Mortgages PLC                           05/19/04          785,000           100.00              785              785
   Renaissance NIM Trust                           12/09/03          270,031           100.00              270              272
   Renaissance NIM Trust                           06/25/04          592,427           100.00              592              592
   Saxon Net Interest Margin Trust                 09/23/03          280,211           100.00              280              282
   Sharp SP I LLC Net Interest Margin Trust        02/13/04          260,729            99.99              261              262
   Sharp SP I LLC Net Interest Margin Trust        03/10/04          695,462            99.99              695              695
   Systems 2001 AT LLC                             03/08/02          353,571           102.08              361              378
   Telecom Italia Capital SA                       10/22/03          555,000            99.76              554              545
   Telecom Italia Capital SA                       10/22/03          160,000           100.75              161              157
   Tenaska Alabama II Partners, LP                 10/09/03          263,114           100.58              265              265
   TPSA Finance BV                                 08/20/02          190,000            93.94              178              211
   Verizon Wireless Capital LLC                    02/02/04          700,000            99.86              699              700
   Zurich Capital Trust I                          01/10/03          555,000            93.90              521              617
   Zurich Capital Trust I                          07/11/00        1,135,000           105.96            1,203            1,262
                                                                                                                 --------------
                                                                                                                         43,146
                                                                                                                 ==============
   FIXED INCOME III FUND -- 4.7%
   AIG SunAmerica Global Financing VI              05/02/01          270,000           107.91              291              293
   Alliance Capital Funding LLC                    03/03/04           48,410           101.02               49               51
   America Movil SA de CV                          03/02/04          195,000            99.25              194              182
   Anthem Insurance Cos., Inc.                     08/29/00          120,000           106.16              127              148
   Ares Leveraged Investment Fund, LP              12/19/03          280,000            94.07              263              277
   Argent NIM Trust                                12/09/03           53,514           100.00               54               53
   Aries Vermoegensverwaltungs GmbH                07/01/04          250,000           100.00              250              264
   Aries Vermoegensverwaltungs GmbH                07/01/04          500,000           101.13              506              529
   Arlington Street CDO, Ltd.                      06/04/03          907,817           102.82              933              950
   BAE Systems Holdings, Inc.                      12/28/01          485,000            99.93              485              522
   Bombardier Capital, Inc.                        05/27/04          295,000           100.00              295              294
   Bombardier, Inc.                                04/14/04           70,000            90.24               63               60
   Centaur Funding Corp.                           03/07/02          235,000             1.07              252              296
   Centaur Funding Corp.                           11/25/02          290,000             0.92              268              365
   Chancellor/Triton CBO, Ltd.                     11/12/03          217,513            96.29              209              215

 122  Notes to Form N-Q

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                     COST         MARKET VALUE
           FUND -- % OF NET ASSETS            ACQUISITION         SHARES       COST PER UNIT        (000)            (000)
                  SECURITIES                      DATE         OUTSTANDING           $                $                $
   ----------------------------------------------------------------------------------------------------------------------------
   Chase Funding Net Interest Margin               12/10/03           57,522            99.87               57               58
   Chesapeake Energy Corp.                         07/28/04          180,000           100.00              180              182
   Countrywide Asset-Backed Certificates           02/25/04          104,838            99.67              104              105
   DG Funding Trust                                11/04/03               59        10,537.12              622              634
   Dresdner Bank AG                                11/05/02          180,000           100.54              181              198
   Dresdner Bank AG                                07/27/04          120,000           100.00              120              120
   Dresdner Funding Trust I                        04/09/03          235,000           101.57              239              267
   Erac USA Finance Co.                            07/01/02          170,000           108.24              184              189
   Evergreen Funding, Ltd.                         03/20/03          319,924            66.63              213              307
   Export-Import Bank Of Korea                     02/03/04          160,000            99.54              159              156
   Farmers Exchange Capital                        01/28/02          250,000            82.00              205              245
   Farmers Insurance Exch                          11/27/02          310,000            73.84              229              355
   FedEx Corp.                                     03/22/04           70,000            99.93               70               68
   FGIC Corp.                                      01/07/04          135,000            98.85              133              133
   Fisher Scientific International                 07/22/04           65,000           100.14               65               65
   Freescale Semiconductor, Inc.                   07/16/04          120,000           100.00              120              121
   Glencore Funding LLC                            05/12/04           95,000            91.06               87               89
   Glencore Funding LLC                            03/31/04          230,000            99.30              228              216
   GSMPS Mortgage Loan Trust                       10/24/03          437,989           106.75              468              458
   GSMPS Mortgage Loan Trust                       05/27/04          101,181           107.63              109              109
   Harrah's Operating Co., Inc.                    06/22/04           80,000            99.15               79               80
   Home Equity Asset Trust                         10/08/03           30,967            99.54               31               31
   Hutchison Whampoa International 03/13,
      Ltd.                                         06/17/03          120,000           105.09              126              121
   HVB Funding Trust I                             05/01/03          185,000            96.86              179              216
   HVB Funding Trust III                           06/02/03           40,000           102.25               41               48
   Hyatt Equities LLC                              06/12/02           85,000            99.85               85               91
   John Hancock Global Funding II                  07/29/03          200,000           116.97              234              233
   Juniper CBO, Ltd.                               01/15/04          295,000           103.17              304              308
   Korea Electric Power Corp.                      04/20/04           85,000            98.44               84               82
   Liberty Mutual Group                            03/16/04          180,000            99.82              180              178
   Lone Star Industries                            02/21/03          195,000            98.37              192              201
   Mantis Reef, Ltd.                               10/28/03          200,000           100.00              200              198
   May Department Stores Co. (The)                 07/13/04          130,000            99.87              130              130
   May Department Stores Co. (The)                 07/13/04           60,000            99.97               60               60
   Merrill Lynch Mortgage Trust                    06/26/02          185,000            78.82              146              159
   Miller Brewing Co.                              08/06/03          180,000            99.35              179              182
   Miller Brewing Co.                              08/06/03           70,000            99.72               70               70
   Mizuho Financial Group Cayman, Ltd.             02/27/04          195,000            99.95              195              195
   Mizuho Financial Group Cayman, Ltd.             02/27/04          650,000           100.94              656              648
   Mizuho Preferred Capital Co. LLC                02/11/98          475,000            92.09              437              534
   Monongahela Power Co.                           06/02/04          260,000            99.76              259              265
   Monumental Global Funding II                    02/04/03          200,000           100.00              200              201
   Morgan Stanley Bank AG                          02/21/03          200,000           106.21              212              209
   Natexis Ambs Co. LLC                            06/24/98          185,000           108.78              201              212
   Nationwide Mutual Insurance Co.                 03/20/03          220,000           103.61              228              253
   Oil Insurance, Ltd.                             08/19/03          280,000            99.96              280              281
   Portola Packaging, Inc.                         01/20/04          345,000            98.71              341              297
   Power Contract Financing LLC                    06/11/03          165,000           101.15              167              169
   Power Contract Financing LLC                    06/11/03          257,553           100.60              259              259

                                                          Notes to Form N-Q  123

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                     COST         MARKET VALUE
           FUND -- % OF NET ASSETS            ACQUISITION         SHARES       COST PER UNIT        (000)            (000)
                  SECURITIES                      DATE         OUTSTANDING           $                $                $
   ----------------------------------------------------------------------------------------------------------------------------
   Prudential Holdings LLC                         08/21/02          370,000           108.60              402              421
   Prudential Holdings LLC                         11/25/02          170,000           110.61              188              208
   Qwest Services Corp. Step Up Bond               03/25/04           55,000           116.37               64               64
   Rabobank Capital Funding II                     11/14/03          165,000           101.23              167              161
   Ras Laffan Liquefied Natural Gas Co.,
      Ltd.                                         03/07/01           85,000           112.49               96               96
   Salomon Brothers Mortgage Securities VII        01/30/03          140,000            76.29              107              110
   Sappi Papier Holding AG                         07/11/02           65,000           105.09               68               70
   Sealed Air Corp.                                07/01/03          120,000            99.30              119              120
   Sharp SP I LLC Net Interest Margin Trust        01/29/04           69,546           100.00               70               70
   Singapore Telecommunications, Ltd.              12/17/02          245,000           115.78              284              275
   SingTel Optus Finance Property, Ltd.            10/15/03          150,000           116.27              174              173
   Systems 2001 AT LLC                             03/08/02          181,319           102.08              185              194
   Systems 2001 AT LLC                             06/04/01          147,367           102.61              151              160
   Telecom Italia Capital SA                       10/22/03          305,000            99.96              305              300
   Telecom Italia Capital SA                       10/22/03          145,000           100.87              146              143
   Tenaska Alabama II Partners, LP                 10/09/03          160,796           100.26              161              162
   TPSA Finance BV                                 08/20/02          125,000            96.04              120              139
   Williams Gas Pipelines Central, Inc.            01/30/04          215,000           107.12              230              231
   World Financial Properties                      11/08/02          221,747           106.77              237              244
   WPP Finance UK Corp.                            06/16/04          115,000            99.72              115              117
   Zurich Capital Trust I                          01/10/03          370,000            94.38              349              412
                                                                                                                 --------------
                                                                                                                         18,355
                                                                                                                 ==============
   SHORT TERM BOND FUND -- 2.6%
   AIG SunAmerica Global Financing XII             12/19/03        3,360,000           106.02             3562            3,515
   Alter Moneta Receivables LLC                    09/17/03        2,421,963           100.42             2432            2,402
   CS First Boston Mortgage Securities
      Corp.                                        09/24/02          731,824           100.00              732              734
   DG Funding Trust                                11/04/03              219        10,537.12             2308            2,354
   HBOS Treasury Services PLC                      09/11/03        1,000,000            99.84              998              991
   Hyundai Auto Receivables Trust                  09/18/02          821,732            99.99              822              825
   Metropolitan Life Global Funding I              07/19/04        1,500,000            99.95             1499            1,493
   New York Life Global Funding                    02/23/04        2,500,000           100.00             2500            2,500
   Nordstrom Private Label Credit Card
      Master Note Trust                            05/01/02        3,500,000           104.03             3641            3,616
   PBG Equipment Trust                             06/13/01        1,480,705           104.01             1540            1,525
   Principal Life Global Funding I                 06/03/04        2,000,000           103.77             2075            2,089
   Provident Auto Lease ABS Trust                  08/20/03          601,141           103.84              624              630
   Railcar Leasing L.L.C                           06/11/03        1,000,000           118.36             1184            1,100
   SLM Student Loan Trust                          03/05/04        3,000,000           101.91             3057            2,953
   Susquehanna Auto Lease Trust                    07/22/03          564,251           100.00              564              564
   Susquehanna Auto Lease Trust                    11/19/03        1,000,000            99.60              996              998
   Verizon Wireless Capital LLC                    02/02/04        1,400,000            99.86             1398            1,399
                                                                                                                 --------------
                                                                                                                         29,689
                                                                                                                 ==============

7. SHAREHOLDER REQUESTS FOR OTHER INFORMATION

   Adoption of Form N-Q requirements and a description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are available (i) without charge, upon request, by calling the Fund at (800)787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

 124  Notes to Form N-Q

[RUSSELL LOGO]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-068 (1 09/04)

RUSSELL FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY


2004 FORM N-Q QUARTERLY REPORT

CLASS C,E, AND S SHARES


DIVERSIFIED EQUITY FUND

SPECIAL GROWTH FUND

QUANTITATIVE EQUITY FUND INTERNATIONAL SECURITIES FUND

EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT TERM BOND FUND (Short Duration Bond Fund, effective September 15, 2004)

DIVERSIFIED BOND FUND

MULTISTRATEGY BOND FUND

TAX EXEMPT BOND FUND

TAX-MANAGED LARGE CAP FUND

TAX-MANAGED MID & SMALLCAP FUND


CLASS C,E,I, AND S SHARES


SELECT GROWTH FUND

SELECT VALUE FUND


JULY 31, 2004

                                                                  [RUSSELL LOGO]

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. This Form N-Q reports on fourteen Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                                 Russell Funds

                                    Form N-Q

                           July 31, 2004 (Unaudited)

                               Table of Contents

                                                                            Page
Diversified Equity Fund..............................................         3

Special Growth Fund..................................................        10

Quantitative Equity Fund.............................................        21

International Securities Fund........................................        27

Emerging Markets Fund................................................        42

Real Estate Securities Fund..........................................        53

Short Term Bond Fund (Short Duration Bond Fund, effective September
  15, 2004)..........................................................        55

Diversified Bond Fund................................................        67

Multistrategy Bond Fund..............................................        85

Tax Exempt Bond Fund.................................................       107

Tax-Managed Large Cap Fund...........................................       118

Tax-Managed Mid & Small Cap Fund.....................................       122

Select Growth Fund...................................................       128

Select Value Fund....................................................       132

Notes to Schedules of Investments....................................       137

Notes to Form N-Q....................................................       138

Frank Russell Investment Company - Russell Funds

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.2%
Auto and Transportation - 2.5%
American Axle & Manufacturing Holdings, Inc. (z)        7,500             258
BorgWarner, Inc. (z)                                   18,200             859
Burlington Northern Santa Fe Corp.                     81,490           2,891
CSX Corp.                                             136,950           4,287
Dana Corp.                                             20,200             390
Delphi Corp.                                          106,700           1,015
FedEx Corp.                                            71,448           5,850
General Motors Corp.                                   44,100           1,902
Gentex Corp. (z)                                       41,700           1,493
JB Hunt Transport Services, Inc.                       10,500             403
Landstar System, Inc. (AE)(z)                           3,600             179
Lear Corp.                                             10,000             551
Magna International, Inc. Class A                       5,600             451
Navistar International Corp.                           92,500           3,325
Norfolk Southern Corp.                                 37,000             988
Skywest, Inc.                                          10,900             154
Southwest Airlines Co.                                434,800           6,292
Swift Transportation Co., Inc. (AE)                    42,250             844
Union Pacific Corp.                                    31,160           1,756
United Parcel Service, Inc. Class B                   146,200          10,521
Visteon Corp.                                         222,750           2,290
Werner Enterprises, Inc.                               82,475           1,644
                                                                 ------------
                                                                       48,343
                                                                 ------------

Consumer Discretionary - 15.9%
Abercrombie & Fitch Co. Class A                        54,000           1,992
Accenture, Ltd. Class A (AE)                           31,100             766
Activision, Inc. (AE)                                  78,300           1,147
Advance Auto Parts (AE)                                50,500           1,875
Aeropostale, Inc. (AE)(z)                               7,300             223
Apollo Group, Inc. Class A (AE)                        47,200           3,944
Autonation, Inc. (AE)                                  16,900             272
Avon Products, Inc.                                    72,500           3,118
BearingPoint, Inc. (AE)                               176,200           1,455
Bed Bath & Beyond, Inc. (AE)                          154,774           5,477
Best Buy Co., Inc.                                     47,800           2,302
Borders Group, Inc.                                     9,300             213
Brink's Co. (The)                                       6,500             210
Carnival Corp.                                         76,600           3,570
CDW Corp. (z)                                          39,800           2,559
CEC Entertainment, Inc. (AE)(z)                         7,200             262
Cendant Corp.                                         489,450          11,199
Charming Shoppes (z)                                   15,300             112
Chico's FAS, Inc. (AE)                                 44,000           1,842
Christopher & Banks Corp. (z)                          45,300             742
Circuit City Stores, Inc.                             131,500           1,854

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Claire's Stores, Inc.                                  10,400             240
Coach, Inc. (AE)                                      113,700           4,865
Corinthian Colleges, Inc. (AE)                         33,700             631
Darden Restaurants, Inc.                               25,400             542
Dick's Sporting Goods, Inc. (AE)(z)                    10,300             335
Dillard's, Inc. Class A                                 7,800             178
DIRECTV Group, Inc. (The)                             302,399           4,902
Eastman Kodak Co.                                      42,800           1,134
eBay, Inc. (AE)                                       151,332          11,854
Education Management Corp. (AE)                         9,800             272
Electronic Arts, Inc. (AE)                            197,288           9,890
Estee Lauder Cos., Inc. (The) Class A                  47,900           2,103
Federated Department Stores                            11,000             527
Fisher Scientific International (z)                    51,600           3,003
Fossil, Inc. (AE)                                       5,500             133
Four Seasons Hotels, Inc. (z)                          55,788           3,386
Fox Entertainment Group, Inc. Class A (AE)            135,860           3,672
Gannett Co., Inc.                                      75,650           6,290
Gap, Inc. (The)                                       108,400           2,461
Gillette Co. (The)                                    207,100           8,073
GTECH Holdings Corp.                                    7,300             309
Harrah's Entertainment, Inc.                            6,000             279
Hasbro, Inc. (z)                                       30,300             551
Home Depot, Inc.                                      206,800           6,973
IAC/InterActiveCorp (AE)                               46,650           1,274
International Game Technology                          32,200           1,041
Interpublic Group of Cos., Inc.                        32,000             409
Jack in the Box, Inc. (AE)                              7,700             246
JC Penney Co., Inc. Holding Co.                       162,600           6,504
Jones Apparel Group, Inc.                              23,600             881
Kimberly-Clark Corp.                                  136,780           8,763
Kohl's Corp. (AE)                                     238,600          10,918
Leggett & Platt, Inc.                                  11,700             316
Liberty Media Corp. Class A (AE)                      454,500           3,854
Liz Claiborne, Inc.                                     5,500             199
Lowe's Cos., Inc.                                     103,112           5,024
Mandalay Resort Group                                  36,569           2,468
Marriott International, Inc. Class A                  161,300           7,871
May Department Stores Co. (The)                        38,460           1,020
Maytag Corp.                                            8,000             164
McDonald's Corp.                                      417,080          11,470
Mohawk Industries, Inc. (AE)                            6,100             449
Newell Rubbermaid, Inc.                                87,800           1,896
Nike, Inc. Class B                                     88,911           6,465
Nordstrom, Inc.                                         7,700             338
Office Depot, Inc. (AE)                                51,400             843
Omnicom Group                                          41,600           2,996

                                                      Diversified Equity Fund  3

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pacific Sunwear Of California (AE)(z)                  18,900             386
RadioShack Corp.                                       13,700             383
Reed Elsevier PLC - ADR (z)                            56,460           2,020
Royal Caribbean Cruises, Ltd. (z)                      69,226           2,959
RR Donnelley & Sons Co.                               134,350           4,264
Sabre Holdings Corp. Class A                            2,100              54
Saks, Inc.                                             15,050             196
SCP Pool Corp. (z)                                      3,400             140
Sears Roebuck and Co.                                  29,000           1,064
Snap-On, Inc.                                           4,700             151
Stanley Works (The)                                     5,400             229
Staples, Inc.                                         119,800           3,460
Starbucks Corp. (AE)                                   45,469           2,135
Starwood Hotels & Resorts Worldwide, Inc.             186,250           8,381
Target Corp.                                          215,700           9,405
Tech Data Corp. (AE)                                   16,800             629
Tiffany & Co.                                         173,812           6,214
Time Warner, Inc.                                     664,680          11,067
TJX Cos., Inc.                                         83,510           1,960
Tribune Co.                                            81,080           3,442
Tuesday Morning Corp. (AE)(z)                           4,900             158
United Auto Group, Inc. (z)                             4,700             129
VeriSign, Inc. (AE)                                   230,600           4,038
VF Corp.                                               17,200             860
Viacom, Inc. Class B                                  305,650          10,267
Wal-Mart Stores, Inc.                                 274,880          14,571
Walt Disney Co.                                       193,940           4,478
Waste Management, Inc.                                344,650           9,698
Wendy's International, Inc.                             6,400             229
Whirlpool Corp.                                         2,800             175
Wynn Resorts, Ltd. (AE)(z)                             77,144           2,760
XM Satellite Radio Holdings, Inc. Class A
   (AE)(z)                                             41,000           1,082
Yahoo!, Inc. (AE)                                     205,240           6,321
Yum! Brands, Inc.                                      22,700             871
Zale Corp. (AE)                                         8,200             223
                                                                 ------------
                                                                      307,545
                                                                 ------------

Consumer Staples - 5.9%
Altria Group, Inc.                                    369,000          17,564
Anheuser-Busch Cos., Inc.                              43,700           2,268
Coca-Cola Co. (The)                                   241,100          10,575
Colgate-Palmolive Co.                                  85,800           4,565
CVS Corp.                                              44,017           1,843
Del Monte Foods Co. (AE)                               34,000             358
Diageo PLC - ADR (z)                                   22,080           1,109
HJ Heinz Co.                                           57,810           2,133

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kellogg Co.                                            99,530           4,146
Kroger Co.                                             83,600           1,321
PepsiCo, Inc.                                         456,987          22,848
Procter & Gamble Co.                                  557,621          29,079
RJ Reynolds Tobacco Holdings, Inc. (z)                 14,600           1,050
Safeway, Inc. (AE)                                     50,800           1,073
Sara Lee Corp.                                        133,150           2,924
Smithfield Foods, Inc. (AE)                            74,100           2,100
Supervalu, Inc.                                        28,700             820
Sysco Corp.                                            65,230           2,247
Unilever NV Class S (z)                                 6,300             386
UST, Inc.                                              24,700             937
Walgreen Co.                                           63,060           2,295
Whole Foods Market, Inc.                               25,900           2,132
WM Wrigley Jr Co.                                      11,400             689
                                                                 ------------
                                                                      114,462
                                                                 ------------

Financial Services - 18.9%
ACE, Ltd.                                               8,000             325
Aflac, Inc.                                            20,940             830
Alliance Data Systems Corp. (AE)                       59,500           2,363
Allstate Corp. (The)                                  123,850           5,831
American Express Co.                                  226,920          11,403
American International Group, Inc.                    265,835          18,781
AmeriCredit Corp. (AE)(z)                              64,000           1,222
Ameritrade Holding Corp. (AE)                          77,700             862
AON Corp.                                              53,400           1,412
Archstone-Smith Trust (o)                              29,200             859
Astoria Financial Corp.                                18,900             646
Automatic Data Processing, Inc.                        35,800           1,503
Bank of America Corp.                                 491,610          41,791
Bank of New York Co., Inc. (The)                       56,400           1,620
BB&T Corp.                                             22,200             860
Capital One Financial Corp.                            66,500           4,610
CB Richard Ellis Group, Inc. Class A (AE)              87,700           1,661
Checkfree Corp. (AE)                                   80,400           2,415
Chubb Corp.                                            92,340           6,351
Cigna Corp.                                            44,750           2,775
CIT Group, Inc.                                        54,900           1,908
Citigroup, Inc.                                     1,121,902          49,464
CNA Financial Corp. (AE)                                  400              11
Comerica, Inc.                                         23,100           1,351
Countrywide Financial Corp.                            94,924           6,844
Crescent Real Estate Equities Co. (o)                 110,250           1,732
Deluxe Corp.                                           16,000             705
Equity Office Properties Trust (o)                     67,000           1,739
Equity Residential (o)                                 34,500           1,019

 4  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae                                            306,760          21,767
Fidelity National Financial, Inc.                      12,210             443
First American Corp.                                    9,700             261
First Data Corp.                                      107,500           4,796
Fiserv, Inc. (AE)                                      62,000           2,124
Franklin Resources, Inc.                               12,600             608
Freddie Mac                                            49,900           3,209
Genworth Financial, Inc. Class A (AE)                  93,800           2,133
Goldman Sachs Group, Inc.                             187,112          16,501
Hartford Financial Services Group, Inc.               108,700           7,076
Health Care REIT, Inc. (o)(z)                           4,700             152
HRPT Properties Trust (o)                               7,400              75
Huntington Bancshares, Inc.                            33,200             812
IMPAC Mortgage Holdings, Inc. (o)(z)                    7,100             163
Instinet Group, Inc.                                  155,500             695
Janus Capital Group, Inc.                              13,500             179
JP Morgan Chase & Co.                                 625,129          23,335
Keycorp                                                48,100           1,452
Kimco Realty Corp. (o)                                  5,500             265
Lehman Brothers Holdings, Inc.                         36,400           2,552
Lincoln National Corp.                                 27,500           1,202
Loews Corp.                                            25,250           1,430
Manulife Financial Corp. (z)                           13,743             550
Marsh & McLennan Cos., Inc.                            12,940             574
MBIA, Inc.                                              9,505             513
MBNA Corp.                                            134,500           3,321
Mellon Financial Corp.                                146,400           4,023
Merrill Lynch & Co., Inc.                             216,081          10,744
Metlife, Inc.                                         144,870           5,168
MGIC Investment Corp. (z)                              13,200             937
Morgan Stanley                                        193,050           9,523
National City Corp.                                    87,740           3,203
Northern Trust Corp.                                    6,100             245
Ohio Casualty Corp.                                     4,600              86
PartnerRe, Ltd.                                         8,300             434
Paychex, Inc.                                         143,500           4,407
PMI Group, Inc. (The)                                  38,850           1,602
PNC Financial Services Group, Inc.                     64,700           3,274
Prentiss Properties Trust (o)                           3,500             120
Principal Financial Group                              21,000             714
Progressive Corp. (The)                                 6,200             475
Redwood Trust, Inc. (o)                                 3,500             199
Regions Financial Corp. (z)                            27,594             819
SLM Corp.                                             220,730           8,370
SouthTrust Corp.                                       15,960             619
Sovereign Bancorp, Inc.                               195,300           4,252
St Paul Travelers Cos., Inc. (The)                    325,038          12,049
SunTrust Banks, Inc.                                  168,060          11,084
T Rowe Price Group, Inc.                               48,800           2,256

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Torchmark Corp.                                         7,400             387
UCBH Holdings, Inc.                                    10,206             399
UnionBanCal Corp.                                       6,000             348
US Bancorp                                             50,656           1,434
Wachovia Corp.                                         42,000           1,861
Waddell & Reed Financial, Inc. Class A                  7,900             153
Washington Mutual, Inc.                                73,830           2,865
Wells Fargo & Co.                                      50,900           2,922
XL Capital, Ltd. Class A                                5,000             353
                                                                 ------------
                                                                      364,406
                                                                 ------------

Health Care - 12.8%
Abbott Laboratories                                    74,200           2,920
Aetna, Inc.                                            11,900           1,021
AmerisourceBergen Corp.                                52,350           2,830
Amgen, Inc.                                           208,440          11,856
Amylin Pharmaceuticals, Inc. (AE)(z)                   41,000             845
Anthem, Inc. (AE)(z)                                   71,220           5,874
Aventis SA - ADR                                       57,200           4,493
Barr Pharmaceuticals, Inc. (AE)                         7,700             264
Baxter International, Inc.                             85,860           2,582
Biogen Idec, Inc. (AE)                                 47,290           2,837
Boston Scientific Corp. (AE)                          572,802          21,914
Bristol-Myers Squibb Co.                               68,200           1,562
Caremark Rx, Inc. (AE)                                298,500           9,104
Celgene Corp. (AE)                                     46,100           2,459
Coventry Health Care, Inc. (AE)                         9,250             473
CR Bard, Inc.                                          15,100             834
Dade Behring Holdings, Inc. (AE)                        4,300             214
DaVita, Inc. (AE)                                      13,250             402
Eli Lilly & Co.                                       157,100          10,010
Express Scripts, Inc. (AE)                              3,900             256
Forest Laboratories, Inc. (AE)                         17,200             865
Genentech, Inc. (AE)                                  423,720          20,627
Gilead Sciences, Inc. (AE)                             42,000           2,715
GlaxoSmithKline PLC - ADR                             110,100           4,509
Guidant Corp.                                          43,050           2,382
HCA, Inc.                                              12,100             468
Humana, Inc.                                           20,470             371
ICOS Corp. (AE)(z)                                     34,200             823
IMS Health, Inc.                                       37,300             904
IVAX Corp.                                             43,000           1,026
Johnson & Johnson                                     339,330          18,755
Kinetic Concepts, Inc. (AE)                            24,500           1,101
McKesson Corp.                                         81,420           2,619
Medco Health Solutions, Inc. (AE)                      57,900           1,754
Medtronic, Inc.                                       219,706          10,913

                                                      Diversified Equity Fund  5

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merck & Co., Inc.                                     207,500           9,410
Mylan Laboratories                                     10,700             159
Novartis AG - ADR                                      44,120           1,970
Pacificare Health Systems (AE)                          4,200             128
Pfizer, Inc.                                        1,246,695          39,843
Province Healthcare Co. (AE)                            8,800             128
Quest Diagnostics                                      36,431           2,990
Roche Holding AG - ADR                                 18,620           1,841
Schering-Plough Corp.                                  92,400           1,798
Select Medical Corp. (z)                               16,400             211
St Jude Medical, Inc.                                  68,466           4,665
Stryker Corp.                                          21,300           1,016
Tenet Healthcare Corp.                                203,850           2,279
Teva Pharmaceutical Industries, Ltd. - ADR (z)        107,100           3,170
UnitedHealth Group, Inc.                              198,454          12,483
WellPoint Health Networks                               9,000             910
Wright Medical Group, Inc. (AE)                         9,885             273
Wyeth                                                  52,000           1,841
Zimmer Holdings, Inc. (AE)                            133,411          10,181
                                                                 ------------
                                                                      247,878
                                                                 ------------

Integrated Oils - 4.1%
BP PLC - ADR (AE)                                      68,610           3,867
ChevronTexaco Corp.                                    96,652           9,245
ConocoPhillips                                        252,756          19,910
Exxon Mobil Corp.                                     519,170          24,037
Marathon Oil Corp.                                    243,269           9,164
Occidental Petroleum Corp.                            192,600           9,489
Unocal Corp.                                           91,040           3,529
                                                                 ------------
                                                                       79,241
                                                                 ------------

Materials and Processing - 4.6%
Air Products & Chemicals, Inc.                         51,830           2,682
Alcan, Inc.                                            51,050           2,023
Alcoa, Inc.                                            96,750           3,099
American Standard Cos., Inc. (AE)                      33,000           1,250
Archer-Daniels-Midland Co.                            838,015          12,931
Bayer AG - ADR                                         43,950           1,186
Bemis Co.                                              11,000             291
Bowater, Inc.                                          68,530           2,556
Bunge, Ltd. (z)                                        64,000           2,568
Commercial Metals Co.                                   3,400             118
Corn Products International, Inc.                      71,350           3,077
Domtar, Inc.                                          125,800           1,634
Dow Chemical Co. (The)                                 92,550           3,692
Eastman Chemical Co. (z)                               12,100             541
Ecolab, Inc.                                           29,900             912

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
EI Du Pont de Nemours & Co.                           102,625           4,400
Florida Rock Industries, Inc. (z)                       3,000             129
FMC Corp.                                              11,600             510
Freeport-McMoRan Copper & Gold, Inc. Class B           47,300           1,648
Georgia-Pacific Corp.                                  32,600           1,095
Hercules, Inc.                                         18,900             223
IMC Global, Inc.                                      279,700           3,818
International Paper Co.                               207,160           8,956
Lennar Corp. Class B                                   11,886             472
Louisiana-Pacific Corp.                                 7,300             173
Lubrizol Corp.                                         22,100             765
Martin Marietta Materials, Inc. (z)                    14,600             639
Masco Corp.                                           129,500           3,916
MeadWestvaco Corp.                                     24,060             718
Monsanto Co.                                          242,015           8,775
Newmont Mining Corp.                                   13,300             538
PPG Industries, Inc.                                   68,480           4,037
Praxair, Inc.                                          28,270           1,115
Reliance Steel & Aluminum Co.                           4,600             183
Sherwin-Williams Co. (The)                             13,600             549
Smurfit-Stone Container Corp. (AE)                    110,340           2,053
Sonoco Products Co.                                     5,500             143
St Joe Co. (The)                                       55,450           2,385
Syngenta AG - ADR                                     112,630           1,870
Temple-Inland, Inc.                                     5,800             396
United States Steel Corp.                              24,500             934
Vulcan Materials Co.                                   12,700             605
                                                                 ------------
                                                                       89,605
                                                                 ------------

Miscellaneous - 4.6%
3M Co.                                                112,100           9,233
Brunswick Corp.                                        37,700           1,471
Eaton Corp.                                            17,400           1,125
Fortune Brands, Inc.                                    7,300             527
General Electric Co.                                1,375,015          45,718
Honeywell International, Inc.                         222,557           8,370
ITT Industries, Inc.                                   11,700             935
Johnson Controls, Inc.                                 27,400           1,547
Textron, Inc.                                          17,100           1,048
Tyco International, Ltd.                              613,982          19,033
                                                                 ------------
                                                                       89,007
                                                                 ------------

Other Energy - 2.4%
Anadarko Petroleum Corp.                               18,600           1,112
Apache Corp.                                           38,300           1,782
Burlington Resources, Inc.                              6,700             256
Devon Energy Corp.                                     16,810           1,168

 6  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
El Paso Corp.                                         116,400             918
EOG Resources, Inc.                                    98,800           6,279
GlobalSantaFe Corp.                                   102,600           2,811
Halliburton Co.                                        10,500             333
National-Oilwell, Inc. Class C (AE)                    35,000           1,171
Noble Corp. (AE)                                       56,000           2,168
NRG Energy, Inc. (AE)                                  99,000           2,632
Peabody Energy Corp.                                   24,100           1,354
Premcor, Inc. (AE)                                     65,850           2,364
Reliant Energy, Inc. (AE)                             391,000           3,863
Schlumberger, Ltd.                                    166,100          10,684
Transocean, Inc.                                       75,300           2,139
Valero Energy Corp.                                     6,300             472
XTO Energy, Inc.                                      125,100           3,740
                                                                 ------------
                                                                       45,246
                                                                 ------------

Producer Durables - 4.6%
Agilent Technologies, Inc. (AE)                        37,350             889
Applied Materials, Inc. (AE)                          238,840           4,053
Boeing Co. (The)                                      238,150          12,086
Caterpillar, Inc.                                     213,982          15,726
Centex Corp.                                           12,900             547
Cooper Industries, Ltd. Class A                        19,200           1,092
Crane Co.                                               6,000             167
Danaher Corp.                                          26,100           1,322
Deere & Co.                                           180,240          11,321
DR Horton, Inc.                                        18,600             514
Emerson Electric Co.                                   84,250           5,114
Goodrich Corp.                                         25,520             825
Graco, Inc.                                             4,700             148
Hubbell, Inc. Class B                                  11,000             497
Illinois Tool Works, Inc.                              44,400           4,019
Koninklijke Philips Electronics NV                    164,900           3,996
Lennar Corp. Class A                                   71,544           3,053
Lockheed Martin Corp.                                  88,880           4,710
MDC Holdings, Inc.                                     28,583           1,919
Northrop Grumman Corp.                                 83,940           4,415
Novellus Systems, Inc. (AE)                            27,050             730
Parker Hannifin Corp.                                   9,300             534
Pitney Bowes, Inc.                                     12,000             506
Polycom, Inc. (AE)                                     96,400           1,859
Pulte Homes, Inc.                                      11,600             634
Standard-Pacific Corp.                                  7,900             367
Steelcase, Inc. Class A (z)                             3,100              40
Teradyne, Inc. (AE)                                    49,600             848
United Defense Industries, Inc. (AE)                    4,800             166
United Technologies Corp.                              49,500           4,628
Waters Corp. (AE)                                      45,160           1,982
                                                                 ------------
                                                                       88,707
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Technology - 10.8%
3Com Corp. (AE)                                       131,400             648
ADC Telecommunications, Inc. (AE)(z)                   90,600             217
Adobe Systems, Inc.                                     9,100             384
Altera Corp. (AE)                                      81,100           1,689
Amphenol Corp. Class A (AE)                            12,000             377
Analog Devices, Inc.                                  102,980           4,088
Arrow Electronics, Inc.                                12,500             296
Atmel Corp. (AE)                                       75,000             321
Autodesk, Inc.                                         39,500           1,588
Avaya, Inc. (AE)                                      282,500           4,139
Avnet, Inc.                                           149,300           2,899
Benchmark Electronics, Inc. (AE)(z)                     3,200              91
Broadcom Corp. Class A (AE)(z)                         87,810           3,105
Cisco Systems, Inc. (AE)                            1,039,350          21,680
Computer Sciences Corp.                                14,300             676
Comverse Technology, Inc. (AE)                         51,100             872
Corning, Inc.                                         244,110           3,017
CSG Systems International (AE)                          6,800             112
Dell, Inc. (AE)                                       555,775          19,713
Electronic Data Systems Corp. (z)                     107,700           1,990
EMC Corp.                                             217,000           2,380
Flextronics International, Ltd. (AE)                   24,000             302
General Dynamics Corp.                                 30,528           3,017
Hewlett-Packard Co.                                   213,060           4,293
Ingram Micro, Inc. Class A (AE)                        81,250           1,158
Intel Corp.                                           438,500          10,691
International Business Machines Corp.                 160,700          13,992
Jabil Circuit, Inc. (AE)                               15,200             331
Juniper Networks, Inc. (AE)                            93,900           2,156
L-3 Communications Holdings, Inc. (z)                  70,300           4,299
LSI Logic Corp. (AE)(z)                                17,400              89
Lucent Technologies, Inc. (z)                         258,300             788
Macromedia, Inc. (AE)                                  41,600             840
Maxim Integrated Products                             132,800           6,388
MEMC Electronic Materials, Inc. (AE)(z)                10,300              94
Micron Technology, Inc. (z)                           109,250           1,478
Microsoft Corp.                                     1,319,456          37,551
Motorola, Inc.                                        216,244           3,445
National Semiconductor Corp. (AE)                      24,300             417
Nortel Networks Corp.                                  43,700             160
Nvidia Corp. (AE)(z)                                   98,000           1,509
ON Semiconductor Corp. (AE)                           109,350             437

                                                      Diversified Equity Fund  7

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Oracle Corp. (AE)                                       5,300              56
PerkinElmer, Inc.                                     161,200           2,834
PMC - Sierra, Inc. (AE)                               127,200           1,511
Qualcomm, Inc.                                        306,656          21,183
Research In Motion, Ltd. (AE)                          38,000           2,343
Sanmina-SCI Corp. (AE)                                576,950           4,235
SAP AG - ADR                                           42,700           1,708
Siebel Systems, Inc. (AE)                              17,000             137
Silicon Laboratories, Inc. (AE)(z)                     43,000           1,517
Solectron Corp. (AE)                                  119,500             657
Sun Microsystems, Inc. (AE)                           483,700           1,911
Symantec Corp. (AE)                                    45,400           2,123
Tellabs, Inc. (AE)(z)                                  22,800             203
Texas Instruments, Inc.                               122,700           2,617
Vishay Intertechnology, Inc. (AE)                       8,900             138
Xilinx, Inc.                                           18,100             533
                                                                 ------------
                                                                      207,423
                                                                 ------------

Utilities - 5.1%
AGL Resources, Inc.                                     5,900             174
Alltel Corp.                                           13,700             712
Ameren Corp.                                           14,480             647
American Electric Power Co., Inc.                      45,800           1,425
AT&T Corp.                                             19,020             287
AT&T Wireless Services, Inc. (AE)                     131,850           1,904
BellSouth Corp.                                       218,000           5,906
Centerpoint Energy, Inc. (z)                           43,900             510
Cinergy Corp. (z)                                      35,600           1,362
CMS Energy Corp. (z)                                   47,900             433
Comcast Corp. Class A                                 141,273           3,871
Comcast Corp. Special Class A                         163,550           4,383
Constellation Energy Group, Inc.                       13,500             520
Cox Communications, Inc. Class A (AE)                  57,420           1,584
Dominion Resources, Inc.                              140,340           8,906
DTE Energy Co.                                         26,900           1,081
Duke Energy Corp.                                      24,600             529
Edison International                                   15,100             405
Energy East Corp.                                      55,580           1,354
Entergy Corp.                                         202,310          11,633
Exelon Corp.                                           78,800           2,750
FirstEnergy Corp.                                      74,330           2,906

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
KeySpan Corp.                                          24,510             882
Liberty Media International, Inc. Class A (AE)         53,897           1,681
Liberty Media International, Inc. Class S Rights
   (AE)                                                 9,479              57
National Fuel Gas Co. (z)                              28,340             724
Nextel Communications, Inc. Class A (AE)               35,850             816
NII Holdings, Inc. (AE)(z)                              4,100             156
Northeast Utilities                                    37,100             694
NSTAR                                                   9,420             441
Pepco Holdings, Inc.                                   43,000             774
PG&E Corp.                                             89,500           2,554
Pinnacle West Capital Corp.                             9,600             389
PPL Corp.                                              51,010           2,364
Progress Energy, Inc.                                  14,500             611
Progress Energy, Inc. - CVO (AE)(Y)                     5,500               1
Public Service Enterprise Group, Inc.                  95,500           3,725
Puget Energy, Inc.                                      7,000             151
Qwest Communications International                     56,900             221
SBC Communications, Inc.                              144,687           3,666
Sprint Corp.                                          244,320           4,564
Telephone & Data Systems, Inc.                         21,750           1,651
TXU Corp.                                              54,820           2,174
Verizon Communications, Inc.                          364,288          14,040
Vodafone Group PLC - ADR                              136,157           2,959
Xcel Energy, Inc.                                      31,000             530
                                                                 ------------
                                                                       99,107
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,639,536)                                                   1,780,970
                                                                 ------------

LONG-TERM INVESTMENTS - 0.0%
Corporate Bonds and Notes - 0.0%
Delta Air Lines, Inc.
   8.000% due 06/03/23                                  1,002             457
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $707)                                                               457
                                                                 ------------

 8  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 9.7%
Frank Russell Investment Company Money Market
   Fund                                           137,261,930         137,262
Frank Russell Investment Company Money Market
   Fund (N)                                        19,205,824          19,206
State Street Securities Lending Quality Trust
   (N)                                             22,110,237          22,110
United States Treasury Bill (c)(y)(s)
   1.169% due 09/09/04                                  1,000             999
   1.199% due 09/09/04                                  1,000             999
   1.266% due 09/09/04                                  7,000           6,990
                                                                 ------------
                                                                      187,566
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $187,566)                                                       187,566
                                                                 ------------

TOTAL INVESTMENTS - 101.9%
(identified cost $1,827,809)                                        1,968,993

OTHER ASSETS AND LIABILITIES,
NET - (1.9%)                                                          (37,347)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,931,646
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 09/04 (38)                          11,154             (398)

S&P 500 E-Mini Index
   expiration date 09/04 (1,289)                       70,966           (1,704)

S&P 500 Index
   expiration date 09/04 (114)                         31,381             (347)

S&P Midcap 400 Index
   expiration date 09/04 (104)                         30,113           (1,062)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                               (3,511)
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Equity Fund  9

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.1%
Auto and Transportation - 4.8%
AAR Corp.                                              43,100             448
Alaska Air Group, Inc. (z)                             36,400             758
American Axle & Manufacturing Holdings, Inc.           70,900           2,435
Arkansas Best Corp.                                    14,721             515
ArvinMeritor, Inc. (z)                                 18,100             360
ASV, Inc. (AE)                                          6,050             200
Autoliv, Inc.                                          76,100           3,203
BorgWarner, Inc.                                       36,200           1,708
Dana Corp.                                             75,800           1,462
Dura Automotive Systems, Inc. Class A (AE)             10,400              95
EGL, Inc. (AE)(z)                                      56,100           1,426
ExpressJet Holdings, Inc. (AE)(z)                      13,250             144
Florida East Coast Industries (z)                       3,850             143
Forward Air Corp. (AE)                                 32,300           1,283
General Maritime Corp. (AE)(z)                         47,700           1,415
Genesee & Wyoming, Inc. Class A (AE)                   15,400             357
Gentex Corp.                                           22,100             791
Greenbrier Cos., Inc.                                   3,400              78
Grupo TMM SA - ADR                                     92,900             189
Gulfmark Offshore, Inc. (AE)(z)                        55,000             809
HUB Group, Inc. Class A (AE)                            8,700             284
JB Hunt Transport Services, Inc.                       31,050           1,193
Kansas City Southern                                   36,400             532
Kirby Corp.                                               900              35
Lear Corp.                                             26,400           1,455
Navistar International Corp.                           25,900             931
Nordic American Tanker Shipping (z)                    14,600             483
Offshore Logistics, Inc.                               30,800             892
Old Dominion Freight Line (AE)                         14,400             418
OMI Corp.                                              97,500           1,419
Overnite Corp.                                         51,885           1,551
Overseas Shipholding Group                             11,200             503
Pacer International, Inc. (AE)                         28,500             450
Polaris Industries, Inc. (z)                           25,800           1,233
SCS Transportation, Inc. (AE)                          19,365             499
Skywest, Inc.                                          44,200             625
Stoneridge, Inc. (AE)                                   5,200              76
TBC Corp. (AE)                                          1,100              26
Teekay Shipping Corp. (z)                              31,200           1,241
Tenneco Automotive, Inc.                               41,500             577
UTI Worldwide, Inc.                                     4,400             227
Visteon Corp. (z)                                     154,100           1,584
Wabash National Corp.                                  43,100           1,245
Westinghouse Air Brake Technologies Corp.              46,900             854

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Winnebago Industries                                    4,200             155
                                                                 ------------
                                                                       36,307
                                                                 ------------

Consumer Discretionary - 19.2%
Abercrombie & Fitch Co. Class A                        46,300           1,708
ABM Industries, Inc.                                   15,200             273
Activision, Inc. (AE)                                 152,700           2,237
Advance Auto Parts (AE)                                29,900           1,110
Advo, Inc.                                             47,200           1,463
Aeropostale, Inc. (AE)                                 62,900           1,917
Alliance Gaming Corp. (AE)(z)                          67,965             967
American Greetings Class A                             26,900             627
AnnTaylor Stores Corp. (AE)                            55,452           1,488
Applica, Inc.                                          20,900             108
Arbitron, Inc.                                         48,950           1,685
Argosy Gaming Co. (AE)                                 10,400             339
Asbury Automotive Group, Inc. (AE)(z)                  23,700             323
Banta Corp.                                            23,250             923
Barnes & Noble, Inc. (AE)                              25,700             884
BearingPoint, Inc. (AE)                               113,800             940
Blockbuster, Inc. Class A (z)                          99,350           1,318
Borders Group, Inc.                                    42,200             965
Bowne & Co., Inc.                                       9,900             147
Brink's Co. (The)                                      79,500           2,572
Brown Shoe Co., Inc. (z)                                3,661             118
Buckle, Inc. (The) (z)                                  2,100              58
Carter's, Inc. (AE)                                     3,900             106
CEC Entertainment, Inc. (AE)                            5,300             193
Charlotte Russe Holding, Inc. (AE)(z)                  74,000           1,520
Charming Shoppes (z)                                  116,900             858
Choice Hotels International, Inc.                      21,750           1,144
ChoicePoint, Inc. (AE)                                 60,433           2,538
Circuit City Stores, Inc.                              60,200             849
CKE Restaurants, Inc.                                  36,600             528
Claire's Stores, Inc.                                  89,600           2,065
Consolidated Graphics, Inc. (AE)                        5,200             226
Convergys Corp. (AE)                                   48,250             639
Copart, Inc. (AE)                                      45,700           1,017
Corinthian Colleges, Inc. (AE)(z)                      23,000             431
Corporate Executive Board Co. (z)                      49,219           2,791
Cost Plus, Inc. (AE)                                   32,177           1,077
Cox Radio, Inc. Class A (AE)                           56,850             985
Darden Restaurants, Inc.                                8,800             188
Dick's Sporting Goods, Inc. (AE)(z)                    21,100             686
Digital Theater Systems, Inc. (AE)(z)                  70,125           1,623
Dillard's, Inc. Class A                                65,800           1,500

 10  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dollar Thrifty Automotive Group (AE)                   36,100             870
Earthlink, Inc. (AE)                                   52,000             513
Education Management Corp. (AE)                        75,500           2,096
Entercom Communications Corp. (AE)                     25,600             984
Entravision Communications Corp. Class A (AE)         113,775             804
Exponent, Inc. (AE)                                    17,400             437
Federated Department Stores                            19,600             939
Finish Line Class A                                     7,600             216
FTI Consulting, Inc. (AE)(z)                           35,100             606
Furniture Brands International, Inc.                   33,500             770
Genesco, Inc. (AE)(z)                                  18,400             395
Geo Group, Inc. (The) (AE)(z)                           4,900              90
Getty Images, Inc. (AE)                                39,700           2,168
Gevity HR, Inc. (z)                                    60,403           1,255
Goody's Family Clothing, Inc. (z)                      11,574             101
Gray Television, Inc.                                  62,700             747
Grey Global Group, Inc. (z)                             1,050             935
GTECH Holdings Corp.                                   49,050           2,078
Guitar Center, Inc. (AE)(z)                            12,600             566
Gymboree Corp. (AE)                                    35,815             567
Handleman Co.                                          46,550             999
Harte-Hanks, Inc. Class C                              33,800             817
Hasbro, Inc.                                           89,900           1,633
Haverty Furniture Cos., Inc.                           11,100             206
Hearst-Argyle Television, Inc.                        107,000           2,421
Helen of Troy, Ltd. (AE)(z)                            53,000           1,660
Hewitt Associates, Inc. Class A (AE)(z)                46,200           1,234
Hilton Hotels Corp.                                    39,200             699
Hollinger International, Inc. Class A                  19,900             329
Hooker Furniture Corp. (z)                              4,500             121
IKON Office Solutions, Inc. (z)                        24,500             291
Information Holdings, Inc. (AE)                         5,700             156
Insight Enterprises, Inc. (AE)                         35,500             569
International Speedway Corp. Class A                   12,100             630
Jack in the Box, Inc. (AE)                             74,300           2,370
Jo-Ann Stores, Inc. (AE)                               16,000             424
Jones Apparel Group, Inc.                              28,500           1,064
Journal Communications Inc                             19,000             339
Journal Register Co. (AE)                              15,600             303
Kellwood Co.                                           29,100           1,168
Kelly Services, Inc. Class A                            4,950             134
Labor Ready, Inc. (AE)(z)                              94,000           1,318
Lamar Advertising Co. Class A (AE)                     26,500           1,066
Landry's Restaurants, Inc.                             25,200             762
Laureate Education, Inc. (AE)                          46,423           1,639
La-Z-Boy, Inc. Class C                                 18,000             311
Leapfrog Enterprises, Inc. (AE)(z)                     32,300             640
Lee Enterprises, Inc.                                  23,600           1,099

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lin TV Corp. Class A (AE)(z)                           41,100             746
Lithia Motors, Inc. Class A                            33,400             780
Liz Claiborne, Inc.                                    29,100           1,053
M T R Gaming Group, Inc. (AE)(z)                        8,800              85
Magellan Health Services, Inc. (AE)(z)                 34,000           1,157
MarineMax, Inc. (AE)                                   12,500             307
Marvel Enterprises, Inc. (AE)(z)                       31,600             412
Maytag Corp.                                           28,500             584
McClatchy Co. Class A                                  21,125           1,457
Mohawk Industries, Inc. (AE)                            8,000             588
Movado Group, Inc.                                      5,600              84
Movie Gallery, Inc. (z)                                12,300             214
MPS Group, Inc. (AE)                                  128,200           1,151
Nautilus Group, Inc. (z)                               81,775           1,514
Navigant Consulting, Inc. (AE)                         37,105             777
Nu Skin Enterprises, Inc. (z)                          50,750           1,386
Orbitz, Inc. Class A                                   10,200             177
O'Reilly Automotive, Inc. (AE)                         19,068             772
Orient-Express Hotels, Ltd. Class A                    45,500             695
Pacific Sunwear Of California (AE)                     42,855             874
Papa John's International, Inc. (AE)(z)                 4,750             144
Payless Shoesource, Inc. (AE)                          53,800             696
Petco Animal Supplies, Inc. (AE)                       14,650             438
Pier 1 Imports, Inc.                                   29,400             527
Playtex Products, Inc. (AE)(z)                         36,300             257
Polo Ralph Lauren Corp.                                60,900           2,007
Pre-Paid Legal Services, Inc. (AE)(z)                  35,250             816
Prime Hospitality Corp.                                13,550             124
Pulitzer, Inc.                                         35,630           1,648
Quiksilver, Inc. (AE)                                  26,488             571
Radio One, Inc. Class D (AE)(z)                       112,400           1,710
RC2 Corp. (AE)                                          6,200             195
Regal Entertainment Group Class A (z)                  89,000           1,676
Rent-A-Center, Inc. (AE)                               53,000           1,555
Rent-Way, Inc. (AE)(z)                                 13,700             103
Republic Services, Inc.                                28,900             827
Retail Ventures, Inc. (AE)(z)                           8,900              72
Ross Stores, Inc.                                      33,500             776
RR Donnelley & Sons Co.                                35,191           1,117
Russell Corp.                                          22,400             396
Ryan's Restaurant Group, Inc. (AE)(z)                  60,800             881
Saks, Inc.                                            217,300           2,836
Scholastic Corp. (AE)                                  17,100             470
Scientific Games Corp. Class A (AE)                    85,700           1,526
SCP Pool Corp.                                         64,000           2,639
Service Corp. International (z)                       116,500             740
ShopKo Stores, Inc. (z)                                82,400           1,281
Sinclair Broadcast Group, Inc. Class A                 24,200             240
Sirva, Inc. (AE)                                       63,170           1,477

                                                         Special Growth Fund  11

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Snap-On, Inc.                                          31,300           1,005
Sonic Automotive, Inc.                                 24,300             543
Sourcecorp (AE)                                         3,600              85
Speedway Motorsports, Inc.                             49,700           1,717
Spherion Corp. (AE)                                    34,000             294
Stage Stores, Inc. (AE)                                42,885           1,521
Steinway Musical Instruments (AE)                       2,500              74
Talbots, Inc.                                          12,020             370
Tech Data Corp. (AE)                                   42,200           1,581
Tele2 AB Class A - ADR (AE)(z)                         48,350           1,438
TeleTech Holdings, Inc. (AE)(z)                        72,150             631
Tetra Tech, Inc. (AE)                                  29,275             472
Tiffany & Co.                                          11,500             411
Toro Co. (z)                                           13,900             910
Unifirst Corp. (z)                                      2,900              86
United Auto Group, Inc.                                23,100             634
Vail Resorts, Inc. (AE)                                14,900             291
Valassis Communications, Inc.                          15,900             465
Valueclick, Inc. (AE)(z)                               64,700             672
VeriSign, Inc. (AE)                                    59,600           1,044
Washington Post Class B                                 1,100             955
Watson Wyatt & Co. Holdings                            11,600             303
Weight Watchers International, Inc. (AE)(z)            13,000             504
West Corp. (AE)(z)                                     32,000             802
Zale Corp. (AE)                                         9,700             263
                                                                 ------------
                                                                      144,302
                                                                 ------------

Consumer Staples - 2.1%
Adolph Coors Co. Class B (z)                           11,400             784
Chiquita Brands International, Inc. (AE)                7,700             150
Coca-Cola Bottling Co. Consolidated (z)                17,377             985
Constellation Brands, Inc. Class A (AE)                47,000           1,780
DIMON, Inc.                                            16,700              90
Duane Reade, Inc. (AE)(z)                              15,400             254
Flowers Foods, Inc.                                    52,350           1,366
Fresh Brands, Inc. (z)                                 49,000             376
Great Atlantic & Pacific Tea Co. (z)                   20,200             139
Interstate Bakeries (z)                                13,200             130
Lance, Inc.                                            11,600             174
Longs Drug Stores Corp. (z)                            56,700           1,191
NBTY, Inc. (AE)                                        22,600             492
Pathmark Stores, Inc. (AE)                             97,700             698
Pepsi Bottling Group, Inc.                             36,200           1,008
PepsiAmericas, Inc.                                    51,400             965
Pilgrim's Pride Corp. (z)                              37,950           1,064
Rite Aid Corp.                                         72,700             357
Robert Mondavi Class A (AE)                             4,300             149
Ruddick Corp.                                           7,300             143

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sanderson Farms, Inc. (z)                              43,100           2,079
Schweitzer-Mauduit International, Inc.                    200               6
Smithfield Foods, Inc. (AE)                             5,300             150
Standard Commercial Corp. (z)                           2,000              31
Tootsie Roll Industries, Inc.                           6,470             190
Tyson Foods, Inc. Class A                              18,900             360
Universal Corp.                                        14,400             695
                                                                 ------------
                                                                       15,806
                                                                 ------------

Financial Services - 17.9%
Acadia Realty Trust (o)                                14,200             201
Advent Software, Inc. (AE)                             37,200             590
AG Edwards, Inc.                                       17,200             559
Alabama National Bancorp (z)                            1,800             103
Alexandria Real Estate Equities, Inc. (o)               7,000             421
Alliance Data Systems Corp. (AE)                      119,000           4,724
Allmerica Financial Corp.                              34,200           1,020
AMB Property Corp. (o)                                 20,900             734
American Financial Group, Inc.                         10,000             297
AmeriCredit Corp. (AE)(z)                             136,550           2,608
AmerUs Group Co. (z)                                   12,800             493
AMLI Residential Properties Trust (o)(z)               14,150             409
Anthracite Capital, Inc. (o)                           40,900             449
Arden Realty, Inc. (o)                                 18,650             567
Aspen Insurance Holdings, Ltd.                         45,500           1,074
Associated Banc-Corp                                   38,545           1,161
Astoria Financial Corp.                                24,200             827
AvalonBay Communities, Inc. (o)                        32,100           1,868
Bancorp Bank (The) (AE)(z)                             30,360             539
Bank Mutual Corp.                                      32,400             365
Bank of Hawaii Corp.                                   83,700           3,760
BankAtlantic Bancorp, Inc. Class A                     11,900             217
Banknorth Group, Inc.                                  25,400             811
Bear Stearns Cos., Inc. (The)                          12,950           1,080
BOK Financial Corp. (AE)                                4,429             182
Boykin Lodging Co. (o)(z)                               8,000              67
Capital Automotive REIT (o)                            19,100             554
CapitalSource, Inc. (AE)(z)                            58,500           1,265
Capstead Mortgage Corp. (o)(z)                         31,950             412
CarrAmerica Realty Corp. (o)                           26,400             805
Cash America International, Inc. (z)                   34,200             768
CB Richard Ellis Group, Inc. Class A (AE)              23,300             441
CBL & Associates Properties, Inc. (o)                  10,300             568
CCC Information Services Group (AE)(z)                      3               0

 12  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Central Pacific Financial Corp. (z)                     4,400             119
Certegy, Inc.                                          22,800             864
Charter Municipal Mortgage Acceptance Co.              21,200             412
Chemical Financial Corp. (z)                            3,200             111
CIT Group, Inc.                                        20,800             723
City Holding Co.                                        3,600             110
City National Corp.                                    12,300             793
CNA Surety Corp. (z)                                   59,700             610
Colonial BancGroup, Inc. (The)                        114,000           2,199
Commerce Bancshares, Inc.                               3,137             146
Commerce Group, Inc. (z)                                7,900             382
Commercial Federal Corp.                               34,300             903
Commercial Net Lease Realty (o)(z)                     50,900             865
Community Bank System, Inc.                            41,260             929
CompuCredit Corp. (AE)                                  9,700             153
Correctional Properties Trust (o)                       3,100              80
Corus Bankshares, Inc.                                  2,800             112
Cousins Properties, Inc. (o)                           11,200             360
CRT Properties, Inc. (o)                               42,550             919
CVB Financial Corp.                                     3,740              77
Delphi Financial Group Class A                          3,600             146
Direct General Corp. (z)                               20,650             614
Downey Financial Corp. (z)                             15,055             809
Duke Realty Corp. (o)                                  25,300             778
Eastgroup Properties (o)                                9,100             295
eFunds Corp. (AE)                                      22,895             375
Entertainment Properties Trust (o)                     10,500             371
Equifax, Inc.                                          26,500             639
Equity Inns, Inc. (o)                                  24,400             221
Equity One, Inc. (o)(z)                                26,300             475
Euronet Worldwide, Inc. (AE)                           74,525           1,341
Fair Isaac Corp.                                       15,487             443
FelCor Lodging Trust, Inc. (o)(z)                      20,400             233
Fidelity Bankshares, Inc. (z)                           3,400             116
Fidelity National Financial, Inc.                      26,750             970
First American Corp.                                   67,500           1,813
First Bancorp Puerto Rico                              10,250             435
First Commonwealth Financial Corp. (z)                 22,500             288
First Midwest Bancorp, Inc.                             8,500             287
First Niagara Financial Group, Inc.                    39,300             479
First Republic Bank (z)                                 2,800             121
FirstFed Financial Corp.                               10,400             471
Flushing Financial Corp.                                8,100             140
Fremont General Corp. (z)                              10,900             205
Friedman Billings Ramsey Group, Inc. Class A
   (o)(z)                                              56,950             937
Fulton Financial Corp. (z)                             10,804             222

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gabelli Asset Management, Inc. Class A (z)             15,600             604
GATX Corp.                                             23,800             606
Getty Realty Corp. (o)                                 10,000             234
Glacier Bancorp, Inc. (z)                               2,900              77
Glenborough Realty Trust, Inc. (o)                      7,000             128
Global Payments, Inc. (z)                              36,900           1,684
Hancock Holding Co.                                     6,300             189
Health Care Property Investors, Inc. (o)               52,100           1,300
Health Care REIT, Inc. (o)(z)                          31,500           1,017
Healthcare Realty Trust, Inc. (o)                      17,500             632
HealthExtras, Inc. (AE)(z)                             71,500           1,061
Heritage Property Investment Trust (o)                 15,200             417
Hibernia Corp. Class A                                  5,800             147
Highwoods Properties, Inc. (o)                         20,900             485
Hospitality Properties Trust (o)                       26,800           1,069
Host Marriott Corp. (o)                                12,800             166
HRPT Properties Trust (o)                             275,000           2,769
Hypercom Corp. (AE)(z)                                 55,450             377
IMPAC Mortgage Holdings, Inc. (o)                      43,600           1,001
Independence Community Bank Corp.                      31,800           1,187
Infinity Property & Casualty Corp.                     42,900           1,235
Innkeepers USA Trust (o)                               30,700             322
Instinet Group, Inc.                                   20,500              92
Investors Financial Services Corp. (z)                 39,400           1,800
iPayment, Inc. (AE)                                    45,361           1,758
IPC Holdings, Ltd.                                     26,400             990
iStar Financial, Inc. (o)                              19,000             722
Jack Henry & Associates, Inc.                          47,300             911
Jefferies Group, Inc.                                  24,000             752
John H Harland Co. (z)                                  5,200             147
Jones Lang LaSalle, Inc. (AE)                           9,100             264
Kilroy Realty Corp. (o)                                16,400             581
Knight Trading Group, Inc. Class A (AE)                93,500             796
Kronos, Inc. (AE)                                      25,490           1,120
La Quinta Corp.                                       161,300           1,236
LandAmerica Financial Group, Inc.                      81,465           3,218
LaSalle Hotel Properties (o)                            7,900             203
Legg Mason, Inc.                                        9,900             778
Lexington Corporate Properties Trust (o)(z)            12,600             246
Mack-Cali Realty Corp. (o)                             15,900             650
Markel Corp. (AE)                                       6,500           1,836
MB Financial Corp.                                      3,700             135
Meristar Hospitality Corp. (o)                         69,900             405
Mid-America Apartment Communities, Inc. (o)(z)          6,100             219
Montpelier Re Holdings, Ltd.                           23,300             824

                                                         Special Growth Fund  13

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Moody's Corp.                                           5,500             375
National Health Investors, Inc. (o)                     9,300             255
National Penn Bancshares, Inc. (z)                      3,844             112
Nationwide Financial Services                          10,000             355
Nationwide Health Properties, Inc. (o)                 31,600             604
Navigators Group, Inc. (AE)                               523              16
NBT Bancorp, Inc.                                       2,700              59
NDCHealth Corp. (z)                                    26,600             559
New Century Financial Corp. (z)                        52,300           2,461
Newcastle Investment Corp. (o)(z)                       7,200             204
North Fork Bancorporation, Inc. (z)                    20,500             801
Nuveen Investments, Inc. Class A                       25,000             635
OceanFirst Financial Corp. (z)                          4,200              97
Ohio Casualty Corp.                                    11,400             213
Omega Healthcare Investors, Inc. (o)                   24,700             241
Pacific Capital Bancorp (z)                            10,532             292
People's Bank (z)                                      30,400             958
PFF Bancorp, Inc. (z)                                  20,210             742
Philadelphia Consolidated Holding Co. (AE)             20,816           1,138
Prentiss Properties Trust (o)                          28,100             963
Procentury Corp.                                       25,365             248
Protective Life Corp.                                  24,800             899
Provident Bankshares Corp.                              7,276             217
Provident Financial Services, Inc.                     37,300             658
Providian Financial Corp.                             100,200           1,387
PS Business Parks, Inc. (o)                             8,200             330
Radian Group, Inc.                                     33,600           1,546
Raymond James Financial, Inc.                          12,750             298
Rayonier, Inc. (o)                                      6,700             295
Reckson Associates Realty Corp. (o)                     6,000             166
Redwood Trust, Inc. (o)                                20,700           1,175
Regency Centers Corp. (o)                              13,950             593
RenaissanceRe Holdings, Ltd.                           22,800           1,208
Republic Bancorp, Inc. Class A (z)                     43,670             879
Ryder System, Inc.                                     47,950           2,057
Senior Housing Properties Trust (o)                    67,950           1,135
Silicon Valley Bancshares                              66,500           2,435
SL Green Realty Corp. (o)                               5,600             275
Southwest Bancorp, Inc.                                56,000           1,048
Sovereign Bancorp, Inc.                                38,900             847
Sovran Self Storage, Inc. (o)(z)                       25,400             985
Stancorp Financial Group, Inc.                         18,800           1,322
State Auto Financial Corp.                              8,000             247
Sterling Bancorp                                        5,940             160
Sterling Financial Corp. (AE)(z)                       22,427             710
Sterling Financial Corp. (z)                            2,100              51
Stewart Information Services Corp.                     31,400           1,113
Summit Properties, Inc. (o)                            11,600             299

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Susquehanna Bancshares, Inc. (z)                        7,400             172
TCF Financial Corp.                                     9,900             598
TradeStation Group, Inc. (AE)                          23,900             142
Trizec Properties, Inc. (o)                             9,300             149
UCBH Holdings, Inc. (z)                                20,500             801
UICI (AE)                                              10,700             256
UMB Financial Corp. (z)                                 7,898             396
United Bankshares, Inc.                                 9,900             312
United Community Banks, Inc. (z)                        1,300              30
Universal Health Realty Income Trust (o)                4,200             119
W Holding Co., Inc.                                    32,000             528
Washington Mutual, Inc. 2005 Warrants (AE)            237,600              26
Webster Financial Corp.                                25,000           1,173
Weingarten Realty Investors (o)                        27,300             841
WellChoice, Inc. (AE)                                  23,900             875
WesBanco, Inc. (z)                                      3,500              99
Westamerica Bancorporation                             11,900             604
Whitney Holding Corp.                                  17,000             695
World Acceptance Corp. (AE)                               550              12
WR Berkley Corp.                                       25,000           1,024
WSFS Financial Corp.                                    5,300             264
Zenith National Insurance Corp. (z)                    10,500             450
Zions Bancorporation                                   13,500             817
                                                                 ------------
                                                                      134,466
                                                                 ------------

Health Care - 13.5%
Abgenix, Inc. (AE)                                     61,700             603
Able Laboratories, Inc. (AE)(z)                        50,900           1,049
Accelrys, Inc. (AE)(z)                                 60,300             458
Accredo Health, Inc. (AE)                               8,600             279
Advanced Medical Optics, Inc. (AE)(z)                  24,600             936
Advanced Neuromodulation Systems, Inc.                 18,795             602
Align Technology, Inc. (AE)                            52,039             894
Alkermes, Inc. (AE)(z)                                 35,117             379
Alpharma, Inc. Class A                                 36,200             595
Amedisys, Inc. (AE)(z)                                 27,245             715
American Medical Security Group, Inc.                   5,900             150
American Medical Systems Holdings, Inc. (AE)(z)        43,452           1,383
Analogic Corp.                                         16,200             673
Andrx Corp. (AE)                                       13,000             337
Animas Corp. (AE)(z)                                   29,565             450
Applera Corp. - Celera Genomics Group (AE)             88,600           1,040
Arthrocare Corp. (AE)(z)                               85,390           2,274

 14  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Atrix Labs, Inc. (AE)(z)                               19,400             625
Axcan Pharma, Inc. (AE)(z)                             29,200             562
Beverly Enterprises, Inc. (AE)(z)                      17,100             135
Bioenvision, Inc. (AE)(z)                              47,705             365
Bio-Rad Laboratories, Inc. Class A (AE)                19,750           1,035
Cerner Corp. (AE)(z)                                   21,600             972
Commerzbank AG 2004 Warrants (AE)(z)                    6,600              32
Community Health Systems, Inc. (AE)                    64,700           1,592
Connetics Corp. (AE)                                    8,600             237
Covance, Inc. (AE)                                      8,400             308
Cyberonics (AE)                                         7,495             210
Cytyc Corp. (AE)                                       36,900             892
Dade Behring Holdings, Inc. (AE)                       69,300           3,443
DaVita, Inc. (AE)                                     122,439           3,717
Digene Corp. (AE)(z)                                    4,000             137
Edwards Lifesciences Corp. (AE)                        29,100           1,023
Elan Corp. PLC - ADR (AE)(z)                           33,600             690
Endo Pharmaceuticals Holdings, Inc. (AE)               18,850             362
Enzon Pharmaceuticals, Inc. (AE)                        8,500             105
Eon Labs, Inc. (AE)(z)                                 17,300             504
eResearch Technology, Inc. (AE)(z)                    107,537           2,679
First Horizon Pharmaceutical Corp. (AE)(z)              5,400              94
Flamel Technologies - ADR (AE)(z)                      39,565             746
Genencor International, Inc. (AE)(z)                   37,700             620
Gen-Probe, Inc. (AE)                                   82,100           3,072
Gentiva Health Services, Inc.                          16,076             245
Given Imaging, Ltd. (AE)(z)                            44,873           1,545
Health Net, Inc. (AE)                                  59,100           1,426
Healthsouth Corp. (AE)(z)                             133,200             719
Henry Schein, Inc. (AE)                                 8,155             547
Humana, Inc.                                          222,350           4,026
Idexx Laboratories, Inc. (AE)                          25,450           1,282
I-Flow Corp. (AE)(z)                                   38,940             498
Immucor, Inc. (AE)                                     10,350             210
Inamed Corp. (AE)                                      13,650             740
Intuitive Surgical, Inc. (AE)                          59,800           1,368
Inveresk Research Group, Inc. (AE)                     40,874           1,484
Invitrogen Corp. (AE)                                  41,000           2,152
Isolagen, Inc. (AE)(z)                                 29,635             237
Kindred Healthcare, Inc. (AE)(z)                       50,300           1,220
Kos Pharmaceuticals, Inc. (AE)                         45,850           1,356
Kyphon, Inc. (AE)                                      15,900             430
LifePoint Hospitals, Inc. (AE)(z)                      36,465           1,218
Ligand Pharmaceuticals, Inc. Class B (AE)(z)           50,600             699
Lincare Holdings, Inc. (AE)                            43,900           1,402

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MannKind Corp. (AE)                                    28,120             398
Manor Care, Inc.                                       12,200             381
Martek Biosciences Corp. (AE)(z)                       16,100             762
Maxygen, Inc. (AE)(z)                                   9,600              95
Medarex, Inc. (AE)(z)                                  97,500             599
Medcath Corp. (AE)                                      4,700              75
Medicis Pharmaceutical Class A                         18,000             644
Millennium Pharmaceuticals, Inc. (AE)                  27,700             308
Millipore Corp.                                         2,000             105
Myriad Genetics, Inc. (AE)(z)                          25,700             352
Nabi Biopharmaceuticals (AE)                           45,143             521
Neurocrine Biosciences, Inc. (AE)(z)                    8,600             401
North American Scientific, Inc. (AE)(z)                31,995             227
Omnicare, Inc.                                         25,800             729
Option Care, Inc.                                      11,200             191
Orthofix International NV (AE)                         17,000             517
Pacificare Health Systems (AE)                         39,000           1,192
Pain Therapeutics, Inc. (AE)(z)                        66,943             427
Par Pharmaceutical Cos., Inc. (z)                      25,400             956
Parexel International Corp. (AE)                       24,600             473
Pediatrix Medical Group, Inc. (AE)                     40,200           2,542
Perrigo Co.                                            30,477             508
Pharmaceutical Product Development, Inc. (AE)          27,800             975
Pharmacopeia Drug Discovery, Inc. (AE)                 41,250             228
Possis Medical, Inc. (AE)(z)                           31,940             913
Praecis Pharmaceuticals, Inc. (AE)                     15,800              38
Protein Design Labs, Inc. (AE)                         47,200             765
Province Healthcare Co. (AE)                           81,800           1,189
QLT, Inc. (AE)(z)                                      42,000             754
Quinton Cardiology Systems, Inc. (AE)                   6,290              48
Renal Care Group, Inc. (AE)                            10,600             338
Respironics, Inc. (AE)                                 50,750           2,828
Salix Pharmaceuticals, Ltd. (AE)(z)                   118,667           2,530
Select Medical Corp.                                   55,300             710
Sepracor, Inc. (AE)(z)                                 17,600             809
Serologicals Corp. (AE)(z)                             36,000             706
SFBC International, Inc. (AE)(z)                       31,500           1,072
Sierra Health Services (AE)                            16,600             734
SonoSite, Inc. (AE)(z)                                 14,440             329
Stericycle, Inc. (AE)                                  28,000           1,372
Sybron Dental Specialties, Inc. (AE)                   55,666           1,497
Symbion, Inc. (z)                                      51,700             886
Telik, Inc. (AE)(z)                                     3,500              69
Thoratec Corp. (AE)(z)                                 57,400             585
TLC Vision Corp. (AE)(z)                               99,460             995
Triad Hospitals, Inc. (AE)                             23,800             811
United Surgical Partners International, Inc.
   (AE)                                                38,182           1,346

                                                         Special Growth Fund  15

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Therapeutics Corp. (AE)(z)                      42,070           1,042
Universal Health Services, Inc. Class B                25,600           1,165
Varian Medical Systems, Inc.                            5,000             345
VCA Antech, Inc. (AE)                                  57,434           2,414
Ventana Medical Systems (AE)(z)                        29,800           1,488
West Pharmaceutical Services, Inc.                      1,000              38
Zymogenetics, Inc. (AE)(z)                             28,400             461
                                                                 ------------
                                                                      101,661
                                                                 ------------

Materials and Processing - 8.2%
Aceto Corp. (z)                                        52,500             860
Airgas, Inc.                                           17,800             387
Albany International Corp. Class A                     21,900             655
Albemarle Corp.                                         8,500             262
Aptargroup, Inc.                                       15,400             652
Arch Chemicals, Inc.                                    6,800             194
Armor Holdings, Inc. (AE)                              82,900           3,026
Ashland, Inc.                                          43,800           2,289
Ball Corp.                                              8,800             635
Brady Corp. Class A                                     8,200             371
Building Material Holding Corp.                         5,900             118
Cabot Corp.                                            38,400           1,462
Calgon Carbon Corp. (z)                               113,320             717
Carpenter Technology                                   20,500             882
Chesapeake Corp.                                        6,100             142
Clarcor, Inc.                                          21,630             952
Comfort Systems USA, Inc. (AE)                         25,300             152
Commercial Metals Co. (z)                              17,850             618
Constar International, Inc. (AE)(z)                    38,200             202
Corn Products International, Inc.                      15,200             655
Crown Holdings, Inc.                                   82,900             841
Cytec Industries, Inc.                                 72,600           3,382
Eastern Co. (The)                                      47,200             745
Eastman Chemical Co.                                   28,000           1,251
ElkCorp                                                28,968             632
Florida Rock Industries, Inc.                          21,900             940
Griffon Corp. (AE)                                     28,650             601
Harsco Corp.                                           11,100             498
Hercules, Inc.                                         65,600             775
Hughes Supply, Inc.                                    60,345           3,675
IMC Global, Inc.                                       30,400             415
IMCO Recycling, Inc.                                    7,000              87
Jacuzzi Brands, Inc.                                  142,600           1,101
Lafarge North America, Inc.                            40,800           1,709
Lennox International, Inc. (z)                         17,950             316
LNR Property Corp. (z)                                 26,850           1,450
Lone Star Technologies, Inc. (AE)(z)                    7,000             233
Longview Fibre Co.                                     75,395             973
Louisiana-Pacific Corp.                                89,300           2,115

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lubrizol Corp.                                         25,700             890
Martin Marietta Materials, Inc.                        34,200           1,496
Maverick Tube Corp. (AE)(z)                            33,000             952
Metal Management, Inc. (AE)                            12,700             246
Mueller Industries, Inc.                               18,700             713
Myers Industries, Inc. (z)                              7,000              92
NCI Building Systems, Inc. (AE)                         5,700             176
Octel Corp.                                             7,900             204
OM Group, Inc.                                         10,500             336
Oregon Steel Mills, Inc. (z)                           35,100             544
Pactiv Corp. (AE)                                      35,500             837
Perini Corp. (z)                                       77,810             851
PolyOne Corp.                                          48,100             348
Precision Castparts Corp.                              17,500             986
Quanex Corp.                                            4,700             214
Quanta Services, Inc. (AE)(z)                         140,900             885
Reliance Steel & Aluminum Co.                          61,300           2,441
Rogers Corp.                                            2,500             124
Ryerson Tull, Inc.                                     15,900             244
Sealed Air Corp. (AE)                                  22,900           1,086
Shaw Group, Inc. (The) (AE)(z)                         76,000             754
Silgan Holdings, Inc.                                  17,100             823
Smurfit-Stone Container Corp. (AE)                     63,100           1,174
Southern Peru Copper Corp. (z)                         16,450             644
Symyx Technologies (AE)                                10,950             211
Texas Industries, Inc. (z)                             38,100           1,632
Tredegar Corp.                                          2,800              46
Unifi, Inc.                                            46,300             132
URS Corp.                                              12,900             312
USEC, Inc.                                             30,950             263
USG Corp. (z)                                         124,300           2,143
Washington Group International, Inc. (AE)(z)           28,144             941
Watsco, Inc.                                           37,750           1,104
Wausau-Mosinee Paper Corp.                             10,100             157
                                                                 ------------
                                                                       60,971
                                                                 ------------

Miscellaneous - 1.0%
Allete, Inc.                                           30,000             832
Brunswick Corp.                                        41,200           1,608
Carlisle Cos., Inc.                                    13,900             883
Johnson Controls, Inc.                                 13,600             768
Textron, Inc.                                          15,650             959
Trinity Industries, Inc. (z)                           29,700             893
Wesco Financial Corp.                                   3,563           1,251
                                                                 ------------
                                                                        7,194
                                                                 ------------

 16  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Other Energy - 4.9%
Berry Petroleum Co. Class A (z)                        16,600             502
Cal Dive International, Inc. (AE)                      56,400           1,748
CARBO Ceramics, Inc.                                    8,000             567
Cooper Cameron Corp. (AE)                               9,600             490
Denbury Resources Inc. (AE)                            57,100           1,248
Encore Acquisition Co. (AE)                             3,800             112
Evergreen Resources, Inc. (AE)                         13,100             536
Global Power Equipment Group, Inc. (AE)                19,500             137
Grant Prideco, Inc. (AE)                               84,100           1,589
Houston Exploration Co. (AE)                           53,650           2,897
Massey Energy Co.                                      24,900             688
Nabors Industries, Ltd. (AE)                           16,900             786
National-Oilwell, Inc. Class C (AE)                    57,400           1,920
NRG Energy, Inc. (AE)                                  50,300           1,337
Patina Oil & Gas Corp.                                109,862           3,239
Patterson-UTI Energy, Inc. (z)                         90,900           1,657
Petroleum Development Corp. (AE)(z)                    31,500             838
Petroquest Energy, Inc. (AE)                           34,000             179
Plains Exploration & Production Co. (AE)               15,390             321
Rowan Cos., Inc.                                       37,500             916
Smith International, Inc.                              15,700             915
Superior Energy Services (AE)                          62,800             702
Swift Energy Co. (AE)(z)                               64,447           1,462
Talisman Energy, Inc.                                  42,855           1,022
TEPPCO Partners L.P. (z)                               26,000           1,022
Tesoro Petroleum Corp.                                 89,400           2,593
Unit Corp.                                             34,233           1,104
Universal Compression Holdings, Inc. (AE)              24,050             789
Veritas DGC, Inc. (AE)(z)                             124,450           3,065
Vintage Petroleum, Inc.                                55,000             941
XTO Energy, Inc.                                       50,357           1,506
                                                                 ------------
                                                                       36,828
                                                                 ------------

Producer Durables - 6.3%
American Tower Corp. Class A (z)                       62,700             907
Arris Group, Inc. (AE)(z)                              68,500             301
Artesyn Technologies, Inc. (AE)(z)                     79,395             592
Belden CDT, Inc. (AE)(z)                               39,600             770
Briggs & Stratton Corp.                                17,965           1,500
Brooks Automation, Inc. (AE)                           35,185             507
C&D Technologies, Inc.                                 19,800             311
Cascade Corp. (z)                                      42,700           1,250
Champion Enterprises, Inc. (AE)(z)                     74,193             722
Cherokee International Corp. (AE)(z)                   20,100             179
CNH Global NV                                          46,400             914

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cognex Corp.                                           15,500             466
Curtiss-Wright Corp.                                   18,500             994
Cymer, Inc. (AE)                                       31,500             902
Dominion Homes, Inc. (AE)(z)                            3,100              67
Donaldson Co., Inc.                                    36,350             968
DR Horton, Inc.                                        36,050             996
Ducommun, Inc.                                         17,300             337
Electro Scientific Industries, Inc. (AE)               17,500             451
Engineered Support Systems, Inc.                       15,400             863
EnPro Industries, Inc. (AE)                               650              16
ESCO Technologies, Inc.                                24,600           1,295
Esterline Technologies Corp.                           15,350             482
FSI International, Inc. (AE)(z)                        24,200             127
Genlyte Group, Inc. (AE)                                6,300             392
Goodrich Corp.                                         47,400           1,532
Graco, Inc.                                            19,075             600
Hovnanian Enterprises, Inc. Class A (AE)               14,500             450
IDEX Corp.                                             31,600           1,014
Imagistics International, Inc. (AE)(z)                  4,500             146
Kadant, Inc. (AE)                                       4,300              86
Kimball International, Inc. Class B                    12,500             172
Lennar Corp. Class A                                   21,050             898
Littelfuse, Inc. (AE)                                   8,980             348
Manitowoc Co. (z)                                      16,400             556
MDC Holdings, Inc.                                     22,350           1,501
Measurement Specialties, Inc. (AE)(z)                  30,053             645
Meritage Corp. (z)                                     16,500           1,021
Mettler Toledo International, Inc. (AE)                26,000           1,084
Middleby Corp. (z)                                      4,900             266
Milacron, Inc. (z)                                     91,500             329
Molex, Inc.                                            18,500             536
Moog, Inc. Class A                                     14,200             516
Novellus Systems, Inc. (AE)                            13,600             367
Orbital Sciences Corp. (AE)(z)                         39,200             449
Orleans Homebuilders, Inc. (z)                          7,300             121
Pall Corp.                                             43,800           1,015
Paxar Corp. (AE)                                       60,295           1,162
Pentair, Inc.                                          52,900           1,657
Photon Dynamics, Inc. (AE)                             53,100           1,460
Photronics, Inc. (AE)(z)                               42,800             619
Polycom, Inc. (AE)                                     35,900             692
Sonic Solutions, Inc. (AE)(z)                          45,900             808
Spatialight, Inc. (AE)(z)                              95,891             504
Standard-Pacific Corp.                                 42,217           1,959
Steelcase, Inc. Class A (z)                            15,600             204
Symmetricom, Inc. (AE)(z)                             109,280             896
Tecumseh Products Co. Class A                          14,900             608

                                                         Special Growth Fund  17

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tektronix, Inc.                                        32,500             988
Teledyne Technologies, Inc. (AE)                       47,800           1,035
Tennant Co.                                             3,800             140
Thomas & Betts Corp.                                    6,200             163
Thomas Industries, Inc.                                 2,200              68
Toll Brothers, Inc. (AE)(z)                            27,500           1,093
Transact Technologies, Inc.                            15,197             326
United Defense Industries, Inc. (AE)                   20,600             714
United Industrial Corp.                                17,100             419
Watts Water Technologies, Inc. Class A                 48,200           1,219
Zygo Corp. (AE)(z)                                     30,240             293
                                                                 ------------
                                                                       46,988
                                                                 ------------

Technology - 12.5%
3Com Corp. (AE)                                       388,300           1,914
Acxiom Corp.                                           21,600             475
ADC Telecommunications, Inc. (AE)                     276,600             664
Aeroflex, Inc. (AE)                                   138,200           1,533
Agile Software Corp. (AE)                             126,500             941
Agilysys, Inc.                                         14,000             209
Aladdin Knowledge Systems                              16,200             306
Alliance Semiconductor Corp. (AE)(z)                   55,100             261
Anixter International, Inc.                            42,650           1,428
Anteon International Corp. (AE)                        17,300             539
Applied Micro Circuits Corp. (AE)                     113,800             410
Artisan Components, Inc. (AE)(z)                       28,700             698
Ascential Software Corp. (AE)                          60,575             744
Aspect Communications Corp. (AE)                       19,300             163
Aspen Technology, Inc. (AE)(z)                         55,300             328
ATI Technologies, Inc. (AE)                            90,200           1,452
Atmel Corp. (AE)                                      458,000           1,960
Avaya, Inc. (AE)                                       70,000           1,026
Avid Technology, Inc. (AE)                              4,000             187
Avnet, Inc.                                           213,549           4,146
AVX Corp. (z)                                          54,500             680
BEI Technologies, Inc.                                 28,400             682
Benchmark Electronics, Inc. (AE)                       19,200             549
Borland Software Corp. (AE)(z)                        126,500           1,046
Brocade Communications Systems, Inc. (AE)(z)           47,300             228
Carrier Access Corp. (AE)(z)                           39,465             294
Ceridian Corp. (AE)                                    41,200             742
Ciena Corp. (AE)                                      128,900             363
Cognos, Inc. (AE)                                      61,575           2,074
Coherent, Inc. (AE)(z)                                 15,450             407
CommScope, Inc. (AE)(z)                                40,200             828
Compuware Corp. (AE)                                  128,900             637
Comverse Technology, Inc. (AE)                         78,300           1,336
Create Medic Co., Ltd. (AE)                            11,600             233

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CSG Systems International (AE)                         22,500             369
Cypress Semiconductor Corp. (AE)                       56,600             642
Digital River, Inc. (AE)                               57,600           1,619
Diodes, Inc. (AE)(z)                                    5,400             124
Ditech Communications Corp. (AE)                       80,900           1,666
Dot Hill Systems Corp. (AE)                            62,090             515
E.piphany, Inc. (AE)(z)                                56,800             227
EDO Corp. (z)                                          59,700           1,414
EMS Technologies, Inc. (AE)                             3,300              51
Equinix, Inc. (AE)(z)                                  57,200           1,859
ESS Technology (AE)(z)                                 22,800             156
Fairchild Semiconductor International, Inc. (AE)      101,400           1,490
Filenet Corp. (AE)                                      8,000             152
GTSI Corp. (AE)                                        70,000             718
Harris Corp.                                           23,300           1,106
Hifn, Inc. (AE)(z)                                     34,255             313
ID Systems, Inc. (AE)(z)                               42,600             556
II-VI, Inc.                                             4,500             133
InFocus Corp. (AE)(z)                                 160,000           1,418
Informatica Corp. (AE)                                 90,700             551
Innovative Solutions & Support, Inc. (AE)              52,323           1,165
Integrated Circuit Systems, Inc. (AE)                  45,300           1,084
Integrated Device Technology, Inc. (AE)               143,800           1,644
Integrated Silicon Solutions, Inc. (AE)(z)             66,900             563
Intergraph Corp. (AE)                                   7,800             206
Intermagnetics General Corp. (AE)(z)                   17,590             677
International Rectifier Corp. (AE)                      9,000             353
Internet Security Systems (AE)(z)                      56,200             861
Iomega Corp.                                           20,400              90
JDA Software Group, Inc. (AE)                          25,500             272
Kemet Corp. (AE)                                      147,000           1,483
Keynote Systems, Inc. (AE)                             44,100             581
Komag, Inc. (AE)(z)                                    38,400             435
Lawson Software, Inc. (AE)                             41,000             291
Leadis Technology, Inc. (AE)                            8,100              89
LSI Logic Corp. (AE)(z)                               195,450             995
Macromedia, Inc. (AE)                                  30,900             624
Macrovision Corp. (AE)                                 64,570           1,397
MatrixOne, Inc. (AE)                                  142,100             904
Maxtor Corp. (AE)                                     206,300             965
Mentor Graphics Corp.                                  59,829             706
Mercury Interactive Corp. (AE)                          6,700             245
Methode Electronics, Inc.                              11,950             156
Microsemi Corp.                                        72,700             891
MicroStrategy, Inc. Class A (AE)(z)                    13,432             541
Mindspeed Technologies, Inc. (AE)(z)                  124,100             401

 18  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MRO Software, Inc. (AE)                                 6,575              70
MSC.Software Corp. (z)                                 79,700             587
National Instruments Corp. (z)                         13,600             395
NetIQ Corp. (AE)                                       52,600             501
Newport Corp.                                          42,300             607
Novatel Wireless, Inc. (AE)(z)                         64,495           1,481
Open Solutions, Inc. (AE)                              38,075             862
Park Electrochemical Corp. (z)                          8,700             200
Peregrine Systems, Inc. (AE)(z)                        21,010             378
PerkinElmer, Inc.                                      26,000             457
PLX Technology, Inc. (AE)                              36,640             325
PMC - Sierra, Inc. (AE)                                74,300             883
Pomeroy IT Solutions, Inc.                              7,100              82
Quantum Corp. (AE)(z)                                 287,100             701
Quest Software, Inc. (AE)                              88,900           1,072
Radisys Corp. (AE)(z)                                  38,165             474
RADWARE, Ltd. (AE)(z)                                  63,690           1,139
Remec, Inc. (AE)(z)                                    62,000             290
RSA Security, Inc. (AE)                                18,500             344
Scansource, Inc. (AE)                                  25,500           1,494
Seachange International, Inc. (AE)(z)                  67,170             987
Semtech Corp. (AE)                                     44,900             891
Sigmatel, Inc. (AE)                                    35,555             543
Skyworks Solutions, Inc. (z)                           95,800             803
SonicWALL, Inc. (AE)(z)                                33,200             220
Spectrasite, Inc. (AE)                                 23,900           1,028
Storage Technology Corp. (AE)                          78,800           1,966
Sybase, Inc. (AE)                                      21,500             313
SYKES Enterprises, Inc. (AE)                           10,200              67
Symbol Technologies, Inc.                              70,300             920
Synaptics, Inc. (AE)                                    4,200              62
TIBCO Software, Inc. (AE)                             127,800             904
Transaction Systems Architects, Inc. Class A
   (AE)                                                 8,500             145
Trident Microsystems, Inc. (AE)(z)                     37,570             459
Triquint Semiconductor, Inc. (AE)                      43,800             177
Ulticom, Inc. (AE)(z)                                   3,595              39
Unisys Corp.                                           74,200             760
UNOVA, Inc. (AE)(z)                                    43,500             736
Utstarcom, Inc. (AE)(z)                                16,300             298
Virage Logic Corp. (AE)(z)                              8,700              74
Vishay Intertechnology, Inc. (AE)                     248,100           3,845
WatchGuard Technologies (AE)(z)                        81,775             431
Wavecom SA - ADR (AE)(z)                               50,000             195
Websense, Inc. (AE)                                    43,900           1,677
Western Digital Corp. (AE)                             82,400             578
Zoran Corp. (AE)(z)                                    58,420           1,033
                                                                 ------------
                                                                       93,674
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Utilities - 2.7%
AGL Resources, Inc.                                    26,600             786
Allegheny Energy, Inc.                                 10,200             151
Avista Corp.                                           47,050             821
Centerpoint Energy, Inc. (z)                          122,400           1,421
CMS Energy Corp. (z)                                   46,300             418
Dobson Communications Corp. Class A (AE)(z)           107,900             288
Energen Corp.                                          26,300           1,245
Hawaiian Electric Industries (z)                       29,600             756
Laclede Group, Inc. (The)                               4,400             118
MDU Resources Group, Inc.                              42,200           1,032
National Fuel Gas Co.                                   1,600              41
Nextel Partners, Inc. Class A (AE)(z)                  65,900           1,059
NII Holdings, Inc. (AE)                                 7,200             274
Northeast Utilities                                   133,550           2,497
Northwest Natural Gas Co. (z)                           4,500             132
NSTAR                                                  22,200           1,039
OGE Energy Corp.                                       18,000             448
Pinnacle West Capital Corp.                             3,700             150
PNM Resources, Inc. (z)                                22,949             478
PTEK Holdings, Inc. (AE)                              138,075           1,586
Sierra Pacific Resources (z)                           42,900             353
Southwest Gas Corp.                                    14,900             353
Telephone & Data Systems, Inc.                          7,100             539
TELUS Corp.                                            41,900             729
Time Warner Telecom, Inc. Class A (AE)(z)              33,450             145
UGI Corp.                                              42,500           1,377
US Cellular Corp. (AE)                                 26,600           1,044
WGL Holdings, Inc.                                     24,300             667
WPS Resources Corp.                                     8,500             390
                                                                 ------------
                                                                       20,337
                                                                 ------------

                                                         Special Growth Fund  19

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(cost $607,736)                                                       698,534
                                                                 ------------

SHORT-TERM INVESTMENTS - 22.7%
Frank Russell Investment Company Money Market
   Fund                                            46,853,445          46,853
Frank Russell Investment Company Money Market
   Fund (N)                                        55,641,509          55,642
State Street Securities Lending Quality Trust
   (N)                                             64,055,930          64,056
United States Treasury Bill (c)(y)(s)
   1.266% due 09/09/04                                  3,500           3,495
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $170,046)                                                       170,046
                                                                 ------------

TOTAL INVESTMENTS - 115.8%
(identified cost $777,782)                                            868,580

OTHER ASSETS AND LIABILITIES, NET - (15.8%)                          (118,187)
                                                                 ------------

NET ASSETS - 100.0%                                                   750,393
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Index
   expiration date 09/04 (95)                              26,206             (1,102)

Russell 2000 E-Mini Index
   expiration date 09/04 (228)                             12,579               (268)

S&P 500 Index
   expiration date 09/04 (21)                               5,781                 13

S&P 500 E-Mini Index
   expiration date 09/04 (80)                               4,404                (62)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,419)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 20  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
COMMON STOCKS - 96.5%
Auto and Transportation - 3.3%
Alexander & Baldwin, Inc.                                   1,423                 47
American Axle & Manufacturing Holdings, Inc.               96,215              3,305
Autoliv, Inc.                                              41,937              1,765
Burlington Northern Santa Fe Corp.                        107,100              3,800
CSX Corp.                                                  38,100              1,193
Dana Corp.                                                 19,700                380
Delphi Corp.                                               73,000                694
FedEx Corp.                                                63,779              5,222
Ford Motor Co.                                            846,863             12,466
General Maritime Corp. (AE)(z)                             24,600                730
General Motors Corp. (z)                                   60,300              2,601
Harley-Davidson, Inc.                                     102,300              6,125
JB Hunt Transport Services, Inc.                          202,649              7,784
Landstar System, Inc. (AE)                                 11,200                558
Lear Corp.                                                 33,600              1,852
Norfolk Southern Corp.                                     58,600              1,564
Overseas Shipholding Group                                 23,300              1,046
Paccar, Inc.                                               53,622              3,215
Skywest, Inc.                                              36,500                516
Southwest Airlines Co.                                     34,500                499
United Parcel Service, Inc. Class B                       157,600             11,341
                                                                     ---------------
                                                                              66,703
                                                                     ---------------

Consumer Discretionary - 18.0%
Abercrombie & Fitch Co. Class A                            21,800                804
Accenture, Ltd. Class A (AE)                              130,098              3,204
Activision, Inc. (AE)                                      51,600                756
Advance Auto Parts (AE)                                    24,000                891
Aeropostale, Inc. (AE)                                     28,100                856
Applebees International, Inc. (z)                          45,200              1,204
Autonation, Inc. (AE)                                      75,200              1,212
Avon Products, Inc.                                       113,300              4,873
Barnes & Noble, Inc. (AE)                                  20,199                694
Best Buy Co., Inc.                                         43,800              2,109
Black & Decker Corp.                                       68,957              4,821
Borders Group, Inc.                                        46,600              1,066
Brinker International, Inc. (AE)                            5,427                194
Brink's Co. (The)                                          22,400                725
CEC Entertainment, Inc. (AE)                               25,700                934
Cendant Corp.                                           1,057,658             24,199
Charming Shoppes (z)                                       51,300                377
ChoicePoint, Inc. (AE)                                      7,100                298
Claire's Stores, Inc.                                      68,737              1,584
Clear Channel Communications, Inc.                         53,500              1,910
Coach, Inc. (AE)                                          129,900              5,558
Convergys Corp. (AE)                                       89,686              1,187
Costco Wholesale Corp.                                     91,800              3,733
Darden Restaurants, Inc.                                   84,600              1,805

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. (AE)(z)                         8,600                280
Dillard's, Inc. Class A (z)                                10,000                228
Dollar General Corp.                                      280,096              5,406
Eastman Kodak Co.                                         103,400              2,739
eBay, Inc. (AE)                                             4,100                321
Education Management Corp. (AE)                            25,800                716
Electronic Arts, Inc. (AE)                                 82,600              4,141
Estee Lauder Cos., Inc. (The) Class A                      14,500                637
Fastenal Co.                                                8,700                543
Federated Department Stores                               417,351             19,999
Fossil, Inc. (AE)                                          19,900                481
Fox Entertainment Group, Inc. Class A (AE)                356,886              9,647
Gap, Inc. (The)                                           397,069              9,013
Getty Images, Inc. (AE)                                    27,400              1,497
Gillette Co. (The)                                        390,048             15,204
GTECH Holdings Corp.                                       37,600              1,593
Harman International Industries, Inc.                     110,397              9,464
Harrah's Entertainment, Inc.                               71,558              3,327
Harte-Hanks, Inc. Class C                                  11,300                273
Hearst-Argyle Television, Inc.                             10,572                239
Hewitt Associates, Inc. Class A (AE)                        2,779                 74
Home Depot, Inc.                                        1,026,248             34,605
International Game Technology                             119,300              3,858
ITT Educational Services, Inc.                              2,336                 74
Jack in the Box, Inc. (AE)                                 25,900                826
Kimberly-Clark Corp.                                      236,300             15,140
Ltd Brands                                                161,463              3,300
Mandalay Resort Group                                      80,900              5,461
May Department Stores Co. (The)                           409,339             10,860
McDonald's Corp.                                          397,400             10,929
McGraw-Hill Cos., Inc. (The) Class C                      177,891             13,352
Meredith Corp.                                              9,417                498
MGM Mirage                                                 65,900              2,909
Michaels Stores, Inc.                                      35,878              1,938
Mohawk Industries, Inc. (AE)                               21,400              1,574
NetFlix, Inc. (AE)                                          9,607                197
Pacific Sunwear Of California (AE)(z)                      43,675                891
RadioShack Corp.                                           82,092              2,294
Regis Corp.                                                74,926              3,084
Rent-A-Center, Inc. (AE)                                   98,812              2,899
Sabre Holdings Corp. Class A                               30,704                784
Saks, Inc.                                                 69,600                908
SCP Pool Corp. (z)                                         17,200                709
Sears Roebuck and Co.                                      54,100              1,984
Snap-On, Inc.                                              14,900                478

                                                    Quantitative Equity Fund  21

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Staples, Inc.                                             127,700              3,688
Starwood Hotels & Resorts Worldwide, Inc.                   6,500                293
Target Corp.                                              131,800              5,746
Timberland Co. Class A                                         84                  5
Time Warner, Inc.                                         767,460             12,778
Toro Co.                                                    6,300                413
Tribune Co.                                                46,500              1,974
Tuesday Morning Corp. (AE)                                 17,800                572
United Auto Group, Inc.                                     5,800                159
United Natural Foods, Inc. (AE)                            18,000                390
University of Phoenix Online (AE)                          26,913              2,319
Viacom, Inc. Class B                                      651,156             21,872
Wal-Mart Stores, Inc.                                     249,116             13,206
Walt Disney Co.                                           349,675              8,074
Waste Management, Inc.                                    193,100              5,434
Wendy's International, Inc.                                52,400              1,874
Whirlpool Corp.                                            79,565              4,968
Yahoo!, Inc. (AE)                                         283,900              8,744
Yum! Brands, Inc.                                         172,600              6,626
Zale Corp. (AE)                                             9,100                247
                                                                     ---------------
                                                                             369,750
                                                                     ---------------

Consumer Staples - 4.8%
7-Eleven, Inc. (AE)                                         3,682                 63
Albertson's, Inc. (z)                                     118,600              2,893
Altria Group, Inc.                                        196,300              9,344
Anheuser-Busch Cos., Inc.                                 197,381             10,244
Coca-Cola Co. (The)                                        48,100              2,110
Coca-Cola Enterprises, Inc.                               293,036              5,978
Constellation Brands, Inc. Class A (AE)                    19,000                720
Hershey Foods Corp.                                        59,900              2,902
HJ Heinz Co.                                               10,400                384
Hormel Foods Corp.                                          5,478                163
Kroger Co.                                                147,500              2,331
Pepsi Bottling Group, Inc.                                381,784             10,633
PepsiAmericas, Inc.                                       112,539              2,112
PepsiCo, Inc.                                              78,131              3,907
Pilgrim's Pride Corp. (z)                                  21,437                601
Procter & Gamble Co.                                      339,000             17,679
Sanderson Farms, Inc. (z)                                   5,100                246
Sara Lee Corp.                                            317,800              6,979
Smithfield Foods, Inc. (AE)                                12,998                368
Supervalu, Inc.                                           160,277              4,578
Tyson Foods, Inc. Class A                                 624,197             11,897
WM Wrigley Jr Co.                                          42,637              2,575
                                                                     ---------------
                                                                              98,707
                                                                     ---------------

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Financial Services - 20.4%
Alliance Data Systems Corp. (AE)                            8,600                342
Allstate Corp. (The)                                      423,803             19,953
American Express Co.                                        8,900                447
American International Group, Inc.                         90,949              6,426
Automatic Data Processing, Inc.                           129,600              5,441
Bank of America Corp.                                     589,922             50,148
Bank of New York Co., Inc. (The)                           39,100              1,123
BB&T Corp.                                                 29,100              1,127
Bear Stearns Cos., Inc. (The)                              21,700              1,810
Catellus Development Corp. (o)                             22,000                550
CBL & Associates Properties, Inc. (o)                      12,400                683
Cigna Corp.                                                51,300              3,181
Cincinnati Financial Corp.                                 53,340              2,127
Citigroup, Inc.                                         1,470,189             64,820
CNA Financial Corp. (AE)(z)                                20,900                551
Comerica, Inc.                                             43,500              2,543
Countrywide Financial Corp.                                63,000              4,542
Deluxe Corp.                                               14,060                619
Doral Financial Corp.                                     106,850              4,194
Equity Office Properties Trust (o)                         36,500                947
Fannie Mae                                                117,435              8,333
Fidelity National Financial, Inc.                         180,614              6,547
First American Corp.                                       73,600              1,977
First Horizon National Corp.                               64,000              2,774
Fiserv, Inc. (AE)                                          45,200              1,549
Freddie Mac                                               276,753             17,798
Friedman Billings Ramsey Group, Inc. Class A
   (o)(z)                                                 153,400              2,523
General Growth Properties, Inc. (o)                        73,274              2,204
Goldman Sachs Group, Inc.                                 270,622             23,866
Greenpoint Financial Corp.                                  6,480                263
H&R Block, Inc.                                            65,900              3,238
Hartford Financial Services Group, Inc.                    35,300              2,298
Health Care REIT, Inc. (o)(z)                               8,500                274
Hospitality Properties Trust (o)(z)                        24,413                974
Hudson United Bancorp                                       2,265                 78
IMPAC Mortgage Holdings, Inc. (o)(z)                       26,200                601
Independence Community Bank Corp.                           9,600                358
Jack Henry & Associates, Inc.                             113,221              2,180
JP Morgan Chase & Co.                                     510,698             19,064
Keycorp                                                   122,900              3,709
Kimco Realty Corp. (o)                                     17,600                847
Lehman Brothers Holdings, Inc.                             46,200              3,239
Lincoln National Corp.                                      6,900                302
Loews Corp.                                                22,500              1,274
MBNA Corp.                                                473,157             11,682
Merrill Lynch & Co., Inc.                                  56,800              2,824
Moody's Corp.                                              31,700              2,159

 22  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Morgan Stanley                                            588,702             29,041
National City Corp.                                       281,600             10,278
National Commerce Financial Corp.                          18,600                605
Nationwide Financial Services                              11,727                416
Northern Trust Corp.                                       62,200              2,496
Ohio Casualty Corp. (z)                                    15,100                282
Old Republic International Corp.                           47,900              1,116
Paychex, Inc.                                             129,500              3,977
PNC Financial Services Group, Inc.                         21,800              1,103
Popular, Inc.                                              34,700                789
Progressive Corp. (The)                                    53,900              4,130
Protective Life Corp.                                      16,400                595
R&G Financial Corp. Class B (z)                             7,700                270
Rayonier, Inc. (o)                                          9,683                426
Redwood Trust, Inc. (o)                                     5,800                329
Regions Financial Corp. (z)                                39,013              1,158
Ryder System, Inc.                                         18,998                815
Safeco Corp.                                               60,800              2,861
SLM Corp.                                                 129,800              4,922
St Paul Travelers Cos., Inc. (The)                         38,300              1,420
Stancorp Financial Group, Inc.                              1,718                121
Sungard Data Systems, Inc. (AE)                            58,818              1,371
SunTrust Banks, Inc.                                       35,800              2,361
UnionBanCal Corp.                                          54,800              3,181
US Bancorp                                                247,484              7,004
Ventas, Inc. (o)                                            5,414                138
Wachovia Corp.                                            438,328             19,422
Wells Fargo & Co.                                         320,226             18,384
WR Berkley Corp.                                          118,516              4,852
Zions Bancorporation                                        6,100                369
                                                                     ---------------
                                                                             418,741
                                                                     ---------------

Health Care - 14.3%
Abbott Laboratories                                       262,800             10,341
Aetna, Inc.                                                69,200              5,937
AmerisourceBergen Corp.                                    36,000              1,946
Amgen, Inc.                                               168,500              9,584
Andrx Corp. (AE)                                           53,206              1,380
Barr Pharmaceuticals, Inc. (AE)                            13,200                453
Baxter International, Inc.                                125,300              3,768
Beckman Coulter, Inc.                                      26,200              1,445
Becton Dickinson & Co.                                    272,233             12,858
Biomet, Inc.                                               48,600              2,138
Boston Scientific Corp. (AE)                              124,100              4,748
Bristol-Myers Squibb Co.                                  268,500              6,149
Cardinal Health, Inc.                                     111,800              4,975
Caremark Rx, Inc. (AE)                                     70,100              2,138
Cephalon, Inc. (AE)(z)                                     62,500              3,158
Charles River Laboratories International, Inc.
   (AE)                                                     2,880                130
Community Health Systems, Inc. (AE)                        44,600              1,098

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Coventry Health Care, Inc. (AE)                           169,037              8,639
CR Bard, Inc.                                              54,000              2,981
Dade Behring Holdings, Inc. (AE)                           13,500                671
DaVita, Inc. (AE)                                          56,450              1,714
Eli Lilly & Co.                                             7,700                491
Endo Pharmaceuticals Holdings, Inc. (AE)                   40,798                783
Genentech, Inc. (AE)                                      254,360             12,382
Health Management Associates, Inc. Class A                 46,500                933
Humana, Inc.                                              120,532              2,183
ImClone Systems, Inc. (AE)                                108,977              6,421
IMS Health, Inc.                                           42,600              1,033
Invitrogen Corp. (AE)                                      19,500              1,023
Johnson & Johnson                                         898,447             49,657
King Pharmaceuticals, Inc. (AE)                             4,815                 54
Manor Care, Inc.                                           21,100                659
McKesson Corp.                                             78,900              2,538
Medco Health Solutions, Inc. (AE)                          30,400                921
Medtronic, Inc.                                           147,253              7,314
Merck & Co., Inc.                                         746,155             33,838
Mylan Laboratories                                         26,500                393
Pacificare Health Systems (AE)(z)                          13,900                425
Pfizer, Inc.                                              960,477             30,697
Province Healthcare Co. (AE)(z)                            27,200                395
Quest Diagnostics                                          38,400              3,152
Respironics, Inc. (AE)                                     36,229              2,019
Schering-Plough Corp.                                     135,900              2,645
Select Medical Corp. (z)                                   54,400                698
Stryker Corp.                                             148,200              7,066
Triad Hospitals, Inc. (AE)                                  8,000                272
UnitedHealth Group, Inc.                                  286,573             18,025
Universal Health Services, Inc. Class B                     8,900                405
Varian Medical Systems, Inc.                               55,507              3,831
Visx, Inc. (AE)                                            14,387                308
WellPoint Health Networks                                  32,734              3,309
Wyeth                                                     347,557             12,304
                                                                     ---------------
                                                                             292,425
                                                                     ---------------

Integrated Oils - 5.4%
Amerada Hess Corp. (z)                                     43,700              3,642
ChevronTexaco Corp.                                       205,200             19,627
ConocoPhillips                                            263,906             20,788
Exxon Mobil Corp.                                       1,063,886             49,258
Marathon Oil Corp.                                        192,648              7,257
Occidental Petroleum Corp.                                210,635             10,378
                                                                     ---------------
                                                                             110,950
                                                                     ---------------

                                                    Quantitative Equity Fund  23

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Materials and Processing - 2.4%
Alcoa, Inc.                                               199,900              6,403
American Standard Cos., Inc. (AE)                         109,500              4,149
Archer-Daniels-Midland Co.                                296,551              4,576
Bemis Co.                                                  24,500                649
Cabot Corp.                                                62,731              2,389
Commercial Metals Co. (z)                                  16,900                585
Ecolab, Inc.                                               99,400              3,032
EI Du Pont de Nemours & Co.                                 7,900                339
Energizer Holdings, Inc. (AE)                              38,800              1,478
Florida Rock Industries, Inc. (z)                           9,400                404
Georgia-Pacific Corp.                                      94,900              3,189
Louisiana-Pacific Corp.                                    29,100                689
Masco Corp.                                               127,400              3,853
Monsanto Co.                                               73,000              2,647
Nucor Corp.                                                34,400              2,878
Phelps Dodge Corp.                                         39,500              3,079
Praxair, Inc.                                              40,000              1,578
Reliance Steel & Aluminum Co. (z)                          16,000                637
Sherwin-Williams Co. (The)                                 76,915              3,106
Sigma-Aldrich Corp. (z)                                    49,100              2,820
Vulcan Materials Co.                                        6,269                299
Worthington Industries                                     45,300                928
                                                                     ---------------
                                                                              49,707
                                                                     ---------------

Miscellaneous - 3.8%
3M Co.                                                    235,036             19,358
Fortune Brands, Inc.                                       29,000              2,093
General Electric Co.                                    1,430,698             47,571
ITT Industries, Inc.                                       31,800              2,542
Johnson Controls, Inc.                                     58,500              3,302
SPX Corp.                                                  23,200                950
Textron, Inc.                                              26,200              1,606
                                                                     ---------------
                                                                              77,422
                                                                     ---------------

Other Energy - 1.2%
Anadarko Petroleum Corp.                                   45,157              2,700
Apache Corp.                                               30,100              1,401
Burlington Resources, Inc.                                107,900              4,119
Halliburton Co.                                            48,300              1,534
Newfield Exploration Co. (AE)                               1,560                 92
Pogo Producing Co.                                         67,246              2,984
Premcor, Inc. (AE)(z)                                      39,083              1,403
Valero Energy Corp.                                       130,772              9,797
                                                                     ---------------
                                                                              24,030
                                                                     ---------------

Producer Durables - 4.0%
Boeing Co. (The)                                          179,600              9,115
Briggs & Stratton Corp.                                     7,900                660
Caterpillar, Inc.                                         136,900             10,061
Centex Corp.                                              128,653              5,457

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Danaher Corp.                                             181,000              9,168
Deere & Co.                                               126,538              7,948
DR Horton, Inc.                                           327,278              9,043
Goodrich Corp.                                              5,474                177
Hovnanian Enterprises, Inc. Class A (AE)(z)                 9,100                282
Lennar Corp. Class A                                       25,600              1,093
Lexmark International, Inc. (AE)                           42,489              3,760
Lockheed Martin Corp.                                      58,700              3,111
Molex, Inc.                                                15,600                452
Northrop Grumman Corp.                                    110,900              5,833
NVR, Inc. (z)                                              11,243              5,239
Polycom, Inc. (AE)                                         82,576              1,592
Pulte Homes, Inc.                                          43,000              2,349
Rockwell Collins, Inc.                                     60,920              2,085
Standard-Pacific Corp.                                     24,400              1,132
Steelcase, Inc. Class A (z)                                 1,100                 14
Tektronix, Inc.                                            53,400              1,623
United Defense Industries, Inc. (AE)                       14,260                494
United Technologies Corp.                                  13,600              1,272
                                                                     ---------------
                                                                              81,960
                                                                     ---------------

Technology - 14.0%
3Com Corp. (AE)                                           342,168              1,687
Acxiom Corp. (z)                                           59,660              1,313
ADC Telecommunications, Inc. (AE)(z)                      188,600                453
Adobe Systems, Inc.                                        67,800              2,860
Affiliated Computer Services, Inc. Class A
   (AE)(z)                                                 22,100              1,147
Altera Corp. (AE)                                          52,700              1,097
Amdocs, Ltd. (AE)                                          16,743                363
Amphenol Corp. Class A (AE)                                38,100              1,197
Analog Devices, Inc.                                       89,700              3,561
Atmel Corp. (AE)                                          169,278                725
Autodesk, Inc.                                            163,602              6,577
Benchmark Electronics, Inc. (AE)                           11,300                323
BMC Software, Inc. (AE)                                    57,012                894
Broadcom Corp. Class A (AE)                                76,000              2,687
Cisco Systems, Inc. (AE)                                1,403,269             29,272
Cognizant Technology Solutions Corp. Class A
   (AE)                                                     9,400                259
Computer Sciences Corp.                                   185,621              8,771
Corning, Inc.                                              91,600              1,132
CSG Systems International (AE)                             30,391                498
Dell, Inc. (AE)                                           258,100              9,155
EMC Corp.                                               1,443,831             15,839
General Dynamics Corp.                                     71,262              7,042
Harris Corp.                                               37,500              1,781
Hewlett-Packard Co.                                       463,652              9,343

 24  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Ingram Micro, Inc. Class A (AE)                            88,700              1,264
Intel Corp.                                             1,513,402             36,897
International Business Machines Corp.                     188,905             16,448
Jabil Circuit, Inc. (AE)                                   26,000                566
Kemet Corp. (AE)                                           55,671                562
L-3 Communications Holdings, Inc.                           9,500                581
LSI Logic Corp. (AE)                                       16,900                 86
Maxim Integrated Products                                 171,550              8,252
MEMC Electronic Materials, Inc. (AE)(z)                    30,800                280
Micron Technology, Inc.                                    81,199              1,099
Microsoft Corp.                                         1,505,215             42,838
Motorola, Inc.                                            747,540             11,908
National Semiconductor Corp. (AE)                         210,900              3,617
NCR Corp. (AE)                                             37,800              1,755
Network Appliance, Inc. (AE)                               22,976                444
Oracle Corp. (AE)                                         379,800              3,992
PanAmSat Corp. (AE)(z)                                      3,580                 83
Parametric Technology Corp. (AE)                           20,503                 93
Peoplesoft, Inc. (AE)                                      14,579                263
Qualcomm, Inc.                                            109,800              7,585
Sandisk Corp. (AE)(z)                                     240,200              5,842
Sanmina-SCI Corp. (AE)                                    380,976              2,796
Scientific-Atlanta, Inc.                                   42,602              1,310
Siebel Systems, Inc. (AE)                                  55,100                444
Storage Technology Corp. (AE)                              13,090                327
Sun Microsystems, Inc. (AE)                               456,204              1,802
Symantec Corp. (AE)                                        31,700              1,482
Symbol Technologies, Inc.                                  10,025                131
Synopsys, Inc. (AE)                                       131,333              3,321
Texas Instruments, Inc.                                   804,349             17,157
Unisys Corp.                                              220,690              2,260
Vishay Intertechnology, Inc. (AE)                          29,000                450
Xilinx, Inc.                                              137,700              4,053
                                                                     ---------------
                                                                             287,964
                                                                     ---------------

Utilities - 4.9%
AGL Resources, Inc.                                        19,300                570
American Electric Power Co., Inc.                          25,700                800
AT&T Wireless Services, Inc. (AE)                         125,268              1,809
BellSouth Corp.                                           718,418             19,462
Centerpoint Energy, Inc. (z)                               92,900              1,079
Comcast Corp. Class A                                      16,900                463
Constellation Energy Group, Inc.                          157,901              6,087
Dominion Resources, Inc.                                   33,000              2,094
DPL, Inc.                                                  36,900                736
DTE Energy Co.                                             45,700              1,836
Duke Energy Corp. (z)                                     113,800              2,447

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Edison International                                      343,200              9,198
Entergy Corp.                                               2,076                119
Exelon Corp.                                              292,861             10,221
National Fuel Gas Co.                                      25,700                656
Nextel Communications, Inc. Class A (AE)                  205,500              4,677
Nextel Partners, Inc. Class A (AE)(z)                      67,300              1,082
NII Holdings, Inc. (AE)(z)                                 10,100                384
Northeast Utilities                                        47,800                894
NSTAR                                                       4,600                215
NTL, Inc. (AE)                                             15,500                808
Oneok, Inc.                                                47,400                995
SBC Communications, Inc.                                  101,400              2,569
Sempra Energy                                              50,600              1,809
TXU Corp.                                                  82,100              3,256
UGI Corp.                                                   1,001                 32
UnitedGlobalCom, Inc. Class A (AE)                         90,800                576
Verizon Communications, Inc.                              655,162             25,250
                                                                     ---------------
                                                                             100,124
                                                                     ---------------

TOTAL COMMON STOCKS
(cost $1,793,724)                                                          1,978,483
                                                                     ---------------

SHORT-TERM INVESTMENTS - 5.0%
Frank Russell Investment Company Money Market
   Fund                                                62,518,000             62,518
Frank Russell Investment Company Money Market
   Fund (N)                                            15,793,076             15,793
State Street Securities Lending Quality Trust
   (N)                                                 18,181,393             18,181
United States Treasury Bill (c)(y)(s)
   1.266% due 09/09/04                                      5,000              4,993
                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS
(cost $101,485)                                                              101,485
                                                                     ---------------

TOTAL INVESTMENTS - 101.5%
(identified cost $1,895,209)                                               2,079,968

OTHER ASSETS AND LIABILITIES,
NET - (1.5%)                                                                 (30,744)
                                                                     ---------------

NET ASSETS - 100.0%                                                        2,049,224
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                    Quantitative Equity Fund  25

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)


                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 09/04 (37)                              10,860               (333)

S&P E-Mini Index
   expiration date 09/04 (355)                             19,543               (466)

S&P 500 Index
   expiration date 09/04 (47)                              12,938                (58)

S&P Midcap 400 Index
   expiration date 09/04 (86)                              24,901               (680)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,537)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 26  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
COMMON STOCKS - 88.5%
Australia - 3.2%
Alinta, Ltd. (z)                                           32,220                148
Alumina, Ltd.                                               7,400                 27
Amcor, Ltd.                                               848,613              4,081
AMP, Ltd.                                                  68,500                301
Australia & New Zealand Banking Group, Ltd.               195,564              2,476
Australian Gas Light Co., Ltd.                              9,300                 82
Australian Stock Exchange, Ltd. (z)                        12,540                138
BHP Billiton, Ltd.                                        374,715              3,463
Billabong International, Ltd. (z)                          55,650                317
BlueScope Steel, Ltd.                                     201,600              1,046
Boral, Ltd.                                                43,600                222
Brambles Industries, Ltd. (z)                             234,600                980
CFS Gandel Retail Trust                                   109,100                113
Coca-Cola Amatil, Ltd.                                     11,000                 54
Coles Myer, Ltd.                                          524,561              3,269
Commonwealth Bank of Australia                             32,800                718
Commonwealth Property Office Fund (z)                      84,700                 71
CSL, Ltd.                                                  36,325                649
CSR, Ltd.                                                 110,100                177
David Jones, Ltd. (z)                                      72,400                 96
Deutsche Office Trust                                      58,000                 52
Foster's Group, Ltd.                                    1,868,575              6,066
Futuris Corp., Ltd. (z)                                    36,900                 43
General Property Trust                                     58,700                144
Insurance Australia Group, Ltd.                           235,700                823
James Hardie Industries NV                                146,860                587
John Fairfax Holdings, Ltd.                                41,500                110
Leighton Holdings, Ltd. (z)                                 1,400                  9
Lend Lease Corp., Ltd.                                     42,240                308
Lion Nathan, Ltd.                                          13,900                 68
Macquarie Bank, Ltd.                                       25,320                586
Macquarie Infrastructure Group                             31,200                 76
Mayne Group, Ltd.                                          46,000                115
National Australia Bank, Ltd. (z)                         400,284              7,485
Newcrest Mining, Ltd.                                       4,500                 45
News Corp., Ltd. (z)                                      144,882              1,241
OneSteel, Ltd.                                             91,300                170
Orica, Ltd.                                                99,489              1,088
Origin Energy, Ltd.                                        33,300                142
PaperlinX, Ltd.                                            74,610                263
Promina Group, Ltd.                                       667,269              1,848
Publishing & Broadcasting, Ltd. (z)                        34,840                330
Qantas Airways, Ltd.                                       42,600                104
QBE Insurance Group, Ltd. (z)                             170,877              1,495
Rinker Group, Ltd.                                        137,971                797
Rio Tinto, Ltd. (z)                                         3,800                101
Santos, Ltd.                                              112,300                571
Sons of Gwalia, Ltd. (AE)(z)                               34,800                 42

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Stockland Trust Group (z)                                  31,600                122
Suncorp-Metway, Ltd.                                       18,800                183
TAB, Ltd.                                                  16,000                 54
TABCORP Holdings, Ltd. (z)                                 10,500                103
Telstra Corp., Ltd.                                       987,251              3,412
Wesfarmers, Ltd.                                           35,600                736
Westfield Group (AE)(z)                                   120,576              1,281
Westpac Banking Corp.                                     222,400              2,627
WMC Resources, Ltd.                                       201,800                736
Woodside Petroleum, Ltd.                                    6,800                 86
Woolworths, Ltd.                                           87,800                721
                                                                     ---------------
                                                                              53,198
                                                                     ---------------

Austria - 0.2%
Bank Austria Creditanstalt AG                              15,100                890
Erste Bank der Oesterreichischen Sparkassen AG             34,600              1,342
OMV AG                                                      1,500                328
                                                                     ---------------
                                                                               2,560
                                                                     ---------------

Belgium - 1.1%
AGFA-Gevaert NV                                            48,049              1,150
Belgacom SA (AE)                                           12,200                374
Colruyt SA                                                  5,940                768
Delhaize Group (z)                                         40,300              1,926
Dexia (AE)                                                 81,850                  1
Dexia (z)                                                  78,570              1,311
Electrabel (z)                                              7,908              2,497
Fortis                                                     18,000                388
Fortis (z)                                                284,831              6,202
Groupe Bruxelles Lambert SA                                 5,000                310
KBC Bancassurance Holding (z)                              24,800              1,399
Solvay SA                                                   2,400                201
UCB SA (z)                                                 12,300                566
Umicore                                                     2,000                125
                                                                     ---------------
                                                                              17,218
                                                                     ---------------

Brazil - 0.1%
Cia Vale do Rio Doce - ADR                                  7,228                390
Petroleo Brasileiro SA - ADR                               41,450              1,172
                                                                     ---------------
                                                                               1,562
                                                                     ---------------

Canada - 1.3%
Alcan, Inc.                                                32,000              1,264
Bank of Montreal                                              475                 20
Bank of Nova Scotia                                       104,455              2,872
Bombardier, Inc.                                          200,800                504
Canadian National Railway Co.                              26,900              1,205
Canadian Natural Resources, Ltd.                           26,400                877

                                               International Securities Fund  27

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Great-West Lifeco, Inc.                                    13,000                502
Inco, Ltd. (AE)                                            28,100                938
Magna International, Inc. Class A                           8,300                662
Manulife Financial Corp.                                   82,500              3,297
Precision Drilling Corp. (AE)                              31,200              1,547
Research In Motion, Ltd. (AE)                              60,000              3,700
Royal Bank of Canada                                       28,000              1,293
TELUS Corp.                                                21,600                372
Thomson Corp. (The)                                        63,400              2,148
                                                                     ---------------
                                                                              21,201
                                                                     ---------------

China - 0.7%
China Petroleum & Chemical Corp. Class H                6,836,000              2,651
China Shipping Development Co., Ltd. Class H (z)          784,000                513
Huaneng Power International, Inc. Class H (z)           2,858,000              2,272
PetroChina Co., Ltd. Class H (z)                        8,642,000              4,293
Yanzhou Coal Mining Co., Ltd. Class H (z)                 820,000                993
                                                                     ---------------
                                                                              10,722
                                                                     ---------------

Denmark - 0.8%
D/S Svendborg Class B                                         109                758
Danske Bank A/S                                           158,231              3,640
DSV DE Sammenslut Vogn A/S (z)                              2,100                103
East Asiatic Co., Ltd. A/S (z)                              3,200                145
FLS Industries A/S Class B (AE)(z)                          4,200                 57
GN Store Nord                                             122,500              1,020
ISS A/S                                                    22,612              1,112
Novo-Nordisk A/S Class B                                  109,119              5,540
Novozymes A/S Class S (z)                                  19,100                865
TDC A/S                                                    13,200                429
                                                                     ---------------
                                                                              13,669
                                                                     ---------------

Estonia - 0.1%
Hansabank, Ltd.                                           137,100              1,134
                                                                     ---------------

Finland - 0.8%
Elisa OYJ Class S (AE)(z)                                   8,700                112
Fortum OYJ                                                239,057              3,291
Nokia OYJ                                                 261,600              2,997
Nokia OYJ - ADR                                            66,850                777
Pohjola Group PLC Class D                                  13,500                135
Sampo OYJ                                                 174,750              1,645
Stora Enso OYJ Class R                                     12,000                166
UPM-Kymmene OYJ                                           240,274              4,663
                                                                     ---------------
                                                                              13,786
                                                                     ---------------
France - 8.6%
Accor SA (z)                                               22,500                954

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Accor SA Rights (AE)                                       22,500                 --
Air France (z)                                             15,600                243
Air Liquide (z)                                            10,807              1,748
Alcatel SA (AE)(z)                                         66,493                860
Aventis SA                                                  5,300                409
Aventis SA (z)                                             49,157              3,812
AXA (z)                                                   250,276              5,136
BNP Paribas (z)                                           170,047              9,891
Bouygues (z)                                               65,200              2,189
Caisse Nationale du Credit Agricole                        64,023              1,509
Carrefour SA (z)                                           56,000              2,668
Casino Guichard Perrachon SA (z)                            1,200                 98
Christian Dior SA (z)                                      14,700                893
Cie de Saint-Gobain (z)                                   112,987              5,515
Cie Generale d'Optique Essilor International SA
   (z)                                                     23,900              1,467
CNP Assurances (z)                                         18,461              1,039
Compagnie Generale des Etablissements Michelin
   Class B                                                 50,800              2,822
France Telecom                                            155,414              3,845
Groupe Danone (z)                                          24,932              2,053
Lafarge SA (z)                                             79,043              6,766
Lagardere S.C.A. (z)                                       55,105              3,349
L'Oreal SA (z)                                             71,644              5,129
LVMH Moet Hennessy Louis Vuitton SA (z)                    25,500              1,738
Pernod-Ricard (z)                                          79,782              9,544
Peugeot SA (z)                                             24,200              1,395
Pinault-Printemps-Redoute (z)                               2,400                234
Renault SA (z)                                             22,000              1,734
Sanofi-Synthelabo SA (z)                                  130,249              8,629
Schneider Electric SA (z)                                  35,300              2,243
SNECMA (AE)                                                55,400              1,105
Societe Assurances Generales de France (z)                 58,544              3,449
Societe BIC SA (z)                                          1,600                 69
Societe Generale (z)                                      109,229              8,956
Suez SA (z)                                                29,436                581
Technip SA (z)                                              5,600                779
Thomson (z)                                               135,700              2,526
Total SA (z)                                              113,017             21,918
Total SA - ADR                                             27,636              2,690
Unibail (z)                                                 2,800                293
Valeo SA (z)                                                4,900                199
Vinci SA (z)                                               36,150              3,675
Vivendi Universal SA (AE)(z)                              268,623              6,708
                                                                     ---------------
                                                                             140,860
                                                                     ---------------

 28  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Germany - 6.3%
Adidas-Salomon AG (z)                                      64,697              7,684
Allianz AG                                                 34,400              3,321
Altana AG                                                  16,500                893
AMB Generali Holding AG (z)                                 8,100                584
BASF AG                                                    12,300                655
Bayer AG                                                  145,772              3,887
Bayerische Hypo-und Vereinsbank AG                        235,518              3,794
Bayerische Motoren Werke AG                                16,100                715
Celesio AG                                                  9,000                573
Commerzbank AG (AE)                                        36,700                628
Continental AG                                             97,400              4,589
DaimlerChrysler AG                                         63,800              2,847
Deutsche Bank AG                                           25,680              1,783
Deutsche Boerse AG                                         25,867              1,259
Deutsche Genossenschafts-Hypothekenbank (AE)               41,000              2,714
Deutsche Lufthansa AG (AE)(z)                             132,244              1,560
Deutsche Post AG                                          155,691              3,120
Deutsche Postbank AG (AE)(z)                               26,600                918
Deutsche Telekom AG (AE)                                  165,900              2,777
E.ON AG (z)                                               229,347             16,305
Fresenius Medical Care AG (z)                              20,000              1,453
Hannover Rueckversicherung AG (z)                          20,500                651
HeidelbergCement AG                                        31,540              1,428
Heidelberger Druckmaschinen (AE)(z)                        21,900                679
Infineon Technologies AG (AE)                              80,100                875
KarstadtQuelle AG (z)                                      97,173              1,987
Linde AG (z)                                                3,600                195
MAN AG (z)                                                 93,700              3,473
Medion AG (z)                                              24,000                518
Merck KGaA (z)                                             27,700              1,553
Metro AG (z)                                               24,300              1,114
MG Technologies AG (AE)                                     8,300                104
Muenchener Rueckversicherungs AG (z)                       15,183              1,456
Puma AG Rudolf Dassler Sport                               16,348              3,852
RWE AG                                                    221,700             10,849
SAP AG                                                     16,953              2,715
SAP AG - ADR                                                1,000                 40
Schering AG                                                12,400                696
Siemens AG                                                 63,550              4,455
ThyssenKrupp AG (z)                                        15,000                267
TUI AG (z)                                                 11,500                197
Volkswagen AG                                              85,857              3,482
                                                                     ---------------
                                                                             102,645
                                                                     ---------------
Greece - 0.5%
Alpha Bank AE                                              99,080              2,347
Cosmote Mobile Telecommunications SA                       50,700                812

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
EFG Eurobank Ergasias SA                                   35,900                776
Hellenic Telecommunications Organization SA               100,389              1,219
Hellenic Telecommunications Organization SA -
   ADR (z)                                                 26,000                164
OPAP SA                                                   135,480              2,622
                                                                     ---------------
                                                                               7,940
                                                                     ---------------

Hong Kong - 1.5%
Bank of East Asia, Ltd.                                   465,543              1,322
BOC Hong Kong Holdings, Ltd. (z)                          112,500                192
Cathay Pacific Airways, Ltd.                               63,000                112
Cheung Kong Holdings, Ltd.                                 96,800                714
China Mobile Hong Kong, Ltd.                              643,000              1,867
CLP Holdings, Ltd.                                        103,500                579
Dah Sing Banking Group, Ltd. (AE)                           9,920                 18
DAH Sing Financial                                         24,800                153
Esprit Holdings, Ltd.                                     137,000                611
Hang Lung Properties, Ltd. (z)                            540,000                744
Hang Seng Bank, Ltd.                                       48,900                625
Henderson Land Development (z)                             10,000                 44
Hong Kong & China Gas                                     474,000                826
Hong Kong Exchanges and Clearing, Ltd. (z)                 10,000                 21
HongKong Electric Holdings                                567,000              2,435
Hongkong Land Holdings, Ltd. (z)                           26,000                 47
Hopewell Holdings                                          73,000                144
Hutchison Whampoa, Ltd.                                    33,000                222
Hysan Development Co., Ltd.                                43,000                 77
Jardine Matheson Holdings, Ltd.                           161,300              1,968
Johnson Electric Holdings, Ltd.                            83,000                 84
Kingboard Chemicals Holdings                               18,000                 33
Li & Fung, Ltd.                                           539,000                746
MTR Corp. (z)                                             407,862                612
New World Development, Ltd. (z)                           156,000                126
Orient Overseas International, Ltd.                        17,000                 49
PCCW, Ltd. (AE)                                           649,000                445
Shangri-La Asia, Ltd. (z)                                  32,000                 30
Sino Land Co.                                              42,000                 26
SmarTone Telecommunications Holding, Ltd.                  10,000                 11
Sun Hung Kai Properties, Ltd.                             312,000              2,640
Swire Pacific, Ltd. (z)                                   214,300              1,429
Techtronic Industries Co. (z)                             253,500                377
Wharf Holdings, Ltd.                                    1,444,862              4,446
                                                                     ---------------
                                                                              23,775
                                                                     ---------------

                                               International Securities Fund  29

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Hungary - 0.1%
OTP Bank Rt                                                85,700              1,766
                                                                     ---------------

India - 0.0%
InfoSystem Technologies, Ltd. - ADR (z)                    11,600                583
                                                                     ---------------

Ireland - 0.6%
Bank of Ireland                                           310,758              4,065
CRH PLC                                                   123,247              2,778
CRH PLC                                                    16,293                364
Depfa Bank PLC                                            189,200              2,570
                                                                     ---------------
                                                                               9,777
                                                                     ---------------

Israel - 0.0%
Check Point Software Technologies (AE)                     21,200                422
                                                                     ---------------

Italy - 2.9%
Arnoldo Mondadori Editore SpA (z)                          28,700                267
Autostrade SpA (z)                                         54,852              1,070
Banca Intesa SpA (z)                                    1,937,596              7,175
Banca Nazionale del Lavoro SpA (z)                        172,904                404
Banca Popolare di Milano SCRL (z)                          35,300                217
Banche Popolari Unite SCRL                                 34,811                568
Banco Popolare di Verona e Novara SCRL (z)                 77,686              1,295
Benetton Group SpA (z)                                     94,500              1,018
Capitalia SpA (z)                                         150,300                455
e.Biscom (AE)(z)                                            4,500                219
Enel SpA (z)                                               71,100                560
ENI SpA (z)                                               840,403             17,278
Fiat SpA (AE)(z)                                            7,100                 56
Finmeccanica SpA (z)                                    2,360,560              1,660
Fondiaria-Sai SpA (z)                                       9,200                198
Gruppo Editoriale L'Espresso SpA (z)                       63,300                342
Italcementi SpA (z)                                        45,000                591
Mediaset SpA (z)                                           90,800                967
Parmalat Finanziaria SpA (AE)(z)                           42,200                  6
Riunione Adriatica di Sicurta SpA (AE)                     28,657                516
Saipem SpA                                                104,400                993
Sanpaolo IMI SpA (z)                                       43,330                495
Snam Rete Gas SpA                                         307,600              1,320
Telecom Italia (z)                                      1,331,573              3,946
Telecom Italia SpA                                        947,692              2,034
UniCredito Italiano SpA (z)                               878,200              4,202
                                                                     ---------------
                                                                              47,852
                                                                     ---------------
Japan - 20.3%
77 Bank, Ltd. (The)                                       236,000              1,489

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Acom Co., Ltd.                                             22,660              1,460
Advantest Corp. (z)                                        10,300                604
Aeon Co., Ltd.                                             66,700              2,290
Aiful Corp.                                                56,800              5,351
Aioi Insurance Co., Ltd.                                   45,000                192
Aisin Seiki Co., Ltd.                                      20,100                440
All Nippon Airways Co., Ltd.                               35,000                107
Alps Electric Co., Ltd. (z)                               106,400              1,434
Amano Corp.                                                 7,000                 59
Anritsu Corp. (z)                                          38,000                222
Aoyama Trading Co., Ltd.                                    1,400                 32
Asahi Breweries, Ltd.                                       8,300                 88
Asahi Glass Co., Ltd. (z)                                 264,000              2,378
Asahi Kasei Corp.                                          61,000                268
Autobacs Seven Co., Ltd. (z)                                2,700                 85
Bank of Fukuoka, Ltd. (The) (z)                             5,000                 26
Bank of Yokohama, Ltd. (The)                               66,000                359
Belluna Co., Ltd. (z)                                       3,500                129
Benesse Corp.                                               3,800                113
Bridgestone Corp.                                          47,000                849
Brother Industries, Ltd.                                    7,000                 60
Canon, Inc.                                               274,200             13,409
Central Glass Co., Ltd.                                    19,000                144
Central Japan Railway Co.                                      30                241
Chiba Bank, Ltd. (The)                                     34,000                182
Chubu Electric Power Co., Inc. (z)                         25,000                525
Citizen Watch Co., Ltd. (z)                                42,000                418
Credit Saison Co., Ltd.                                    83,850              2,540
D&M Holdings, Inc. (AE)                                    42,000                118
Dai Nippon Printing Co., Ltd.                              46,000                652
Daiei, Inc. (The) (AE)                                     12,000                 29
Daiichi Pharmaceutical Co., Ltd.                           33,200                610
Daikin Industries, Ltd.                                    52,000              1,283
Daimaru, Inc. (z)                                          27,000                208
Dainippon Ink and Chemicals, Inc.                           9,000                 21
Daito Trust Construction Co., Ltd.                         10,050                375
Daiwa House Industry Co., Ltd.                            227,000              2,363
Daiwa Securities Group, Inc.                              115,000                756
Denso Corp.                                                21,100                518
Dentsu, Inc. (z)                                              506              1,292
Don Quijote Co., Ltd. (z)                                  10,300                575
Dowa Mining Co., Ltd.                                      55,000                333
East Japan Railway Co.                                      1,863             10,165
Eisai Co., Ltd.                                           117,400              3,451
FamilyMart Co., Ltd.                                        4,500                131
Fanuc, Ltd.                                                15,300                883
Fast Retailing Co., Ltd.                                   42,500              2,999
FCC Co., Ltd.                                               3,700                182
Fuji Heavy Industries, Ltd. (z)                           215,000              1,179

 30  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Fuji Machine Manufacturing Co., Ltd.                       20,600                204
Fuji Photo Film Co., Ltd.                                  91,000              2,732
Fujikura, Ltd. (z)                                         21,000                102
Fujisawa Pharmaceutical Co., Ltd.                           2,400                 58
Fujitsu, Ltd. (z)                                         116,000                719
Fukuoka City Bank, Ltd. (The) (z)                          67,000                195
Funai Electric Co., Ltd.                                    7,400              1,038
Furukawa Electric Co., Ltd. (AE)(z)                       110,000                449
Gunze, Ltd.                                                 7,000                 33
Hachijuni Bank                                              7,000                 44
Hankyu Department Stores                                   12,000                 89
Hirose Electric Co., Ltd.                                   4,300                417
HIS Co., Ltd. (AE)(z)                                       9,600                271
Hitachi Cable, Ltd.                                        46,000                195
Hitachi Chemical Co., Ltd.                                  7,800                112
Hitachi Construction Machinery Co., Ltd. (z)                6,000                 67
Hitachi Maxell, Ltd.                                       14,000                213
Hitachi Zosen Corp. (AE)(z)                                91,500                136
Hitachi, Ltd.                                             770,000              4,707
Hokkaido Electric Power Co., Inc.                           7,100                127
Hokugin Financial Group, Inc.                             111,000                262
Hokuriku Electric Power Co. (z)                             5,800                 96
Honda Motor Co., Ltd.                                     264,100             12,867
Hoya Corp.                                                 30,500              3,139
Isuzu Motors, Ltd. (AE)(z)                                111,000                280
Itochu Corp.                                               61,000                236
Ito-Yokado Co., Ltd.                                      147,000              5,722
Japan Radio Co., Ltd. (AE)(z)                              37,000                154
Japan Tobacco, Inc.                                            87                666
JFE Holdings, Inc. (z)                                     92,200              2,209
Joyo Bank                                                  21,000                 86
Kadokawa Holdings, Inc. (z)                                 7,700                277
Kaken Pharmaceutical Co., Ltd. (z)                         14,000                 82
Kamigumi Co., Ltd.                                         41,000                282
Kaneka Corp.                                               46,000                404
Kansai Electric Power Co., Inc. (The)                      98,100              1,790
Kao Corp.                                                 239,000              5,930
Kawasaki Heavy Industries, Ltd. (z)                       114,000                167
Kawasaki Kisen Kaisha, Ltd.                                63,000                316
KDDI Corp.                                                    443              2,266
Keio Teito Electric Railway                                35,000                187
Keyence Corp.                                               4,300                911
Kirin Brewery Co., Ltd.                                     9,000                 88
Kobe Steel, Ltd. (z)                                       62,000                 86
Kokuyo Co., Ltd.                                            1,200                 14
Konica Minolta Holdings, Inc.                             179,000              2,344
Koyo Seiko Co., Ltd. (z)                                   32,000                370
Kubota Corp.                                               10,000                 45
Kuraray Co., Ltd.                                         116,000                879
Kyocera Corp.                                              34,200              2,644
Kyorin Pharmaceutical Co., Ltd. (z)                         7,000                109

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Kyowa Hakko Kogyo Co., Ltd.                                 4,000                 28
Kyushu Electric Power Co., Inc.                            44,100                827
Lawson, Inc.                                               41,900              1,627
Leopalace21 Corp.                                           1,800                 36
Mabuchi Motor Co., Ltd. (z)                                26,700              1,889
Makita Corp. (z)                                           12,000                170
Marubeni Corp.                                            135,000                306
Matsui Securities Co., Ltd. (z)                            43,000              1,183
Matsumotokiyoshi Co., Ltd.                                 51,600              1,324
Matsushita Electric Industrial Co., Ltd.                  336,000              4,482
Meiji Dairies Corp.                                        15,000                 80
Meiji Seika Kaisha, Ltd (z)                                10,000                 43
Meitec Corp. (z)                                            7,300                256
Millea Holdings, Inc.                                         530              7,813
Minebea Co., Ltd.                                         374,000              1,600
Mitsubishi Chemical Corp.                                 100,000                237
Mitsubishi Corp.                                           78,000                752
Mitsubishi Electric Corp.                                 259,000              1,183
Mitsubishi Estate Co., Ltd.                               450,000              5,125
Mitsubishi Gas Chemical Co., Inc.                          22,000                 85
Mitsubishi Heavy Industries, Ltd.                         228,000                596
Mitsubishi Rayon Co., Ltd.                                110,000                384
Mitsubishi Securities Co., Ltd. (z)                        46,000                533
Mitsubishi Tokyo Financial Group, Inc.                      1,359             12,180
Mitsui & Co., Ltd.                                         98,000                736
Mitsui Chemicals, Inc.                                     36,000                160
Mitsui Engineering & Shipbuilding Co., Ltd. (z)           111,000                166
Mitsui Fudosan Co., Ltd.                                  149,000              1,658
Mitsui OSK Lines, Ltd.                                    217,000              1,129
Mitsui Sumitomo Insurance Co., Ltd.                       225,000              2,083
Mitsui Trust Holdings, Inc.                                59,000                414
Mitsumi Electric Co., Ltd. (z)                              5,600                 61
Mizuho Financial Group, Inc.                                  449              1,703
Murata Manufacturing Co., Ltd.                            114,500              5,692
Namco, Ltd.                                                 5,300                134
NEC Corp.                                                 339,000              2,118
NEC System Intergration & Construction, Ltd.               12,200                105
Nichicon Corp.                                              7,100                 83
Nichirei Corp.                                              7,000                 24
Nidec Copal Corp. (z)                                       9,300                136
Nidec Corp.                                                 7,900                735
Nikko Cordial Corp.                                        88,000                399
Nikon Corp. (z)                                            43,000                414
Nintendo Co., Ltd.                                          9,900              1,104
Nippon Electric Glass Co., Ltd.                            24,000                428

                                               International Securities Fund  31

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Nippon Express Co., Ltd.                                  426,000              2,256
Nippon Kayaku Co., Ltd.                                     6,000                 33
Nippon Light Metal Co. (z)                                113,000                236
Nippon Meat Packers, Inc.                                 119,000              1,454
Nippon Mining Holdings, Inc.                               17,500                 74
Nippon Oil Corp.                                           92,000                566
Nippon Sanso Corp. (z)                                     33,000                172
Nippon Shokubai Co., Ltd.                                  16,000                122
Nippon Steel Corp.                                        274,000                557
Nippon Telegraph & Telephone Corp.                            599              2,988
Nippon Yusen Kabushiki Kaisha                              31,000                142
Nishimatsu Construction Co., Ltd. (z)                      16,000                 49
Nishi-Nippon Bank, Ltd. (The)                              54,000                224
Nissan Motor Co., Ltd.                                    611,800              6,610
Nissen Co., Ltd.                                            6,800                133
Nisshin Seifun Group, Inc.                                  4,000                 40
Nisshin Steel Co., Ltd.                                   120,000                231
Nisshinbo Industries, Inc.                                  7,000                 50
Nitto Denko Corp.                                          32,100              1,345
NOK Corp.                                                  15,300                462
Nomura Holdings, Inc.                                      80,000              1,099
Nomura Research Institute, Ltd.                             3,500                328
NS Solutions Corp. (AE)                                     3,900                117
NS Solutions Corp. (z)                                      3,900                115
NSK, Ltd.                                                  19,000                 85
NTT DoCoMo, Inc.                                              176                307
Obayashi Corp.                                              4,000                 19
OJI Paper Co., Ltd.                                        15,000                 96
Olympus Corp.                                              27,700                537
Omron Corp.                                                20,000                429
Ono Pharmaceutical Co., Ltd.                                2,000                 95
Onward Kashiyama Co., Ltd.                                  2,000                 27
ORIX Corp.                                                 80,800              8,745
Pal Co., Ltd. (z)                                           3,200                 98
Parco Co., Ltd.                                            14,000                 90
Promise Co., Ltd.                                          33,350              2,164
Rakuten, Inc. (AE)(z)                                           2                 12
Renown D'urban Holdings, Inc. (AE)                          1,600                 24
Resona Holdings, Inc. (AE)(z)                              68,000                105
Ricoh Co., Ltd.                                            64,000              1,248
Rinnai Corp.                                               52,800              1,562
Rohm Co., Ltd.                                             24,100              2,582
Sammy Corp. (z)                                            41,400              2,043
Sanken Electric Co., Ltd. (z)                              26,000                292
Sankyo Co., Ltd.                                           71,200              1,539
Sankyo Seiki Manufacturing Co., Ltd. (AE)                   2,000                 19
Sanyo Electric Co., Ltd. (z)                               65,000                248
Secom Co., Ltd.                                            31,200              1,262
Seino Transportation Co., Ltd.                             33,000                317
Sekisui Chemical Co., Ltd.                                  5,000                 36
Sekisui House, Ltd. (z)                                   265,700              2,677
Senshukai Co., Ltd.                                        12,000                117

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
SFCG Co., Ltd. (z)                                          9,900              2,014
Shimachu Co., Ltd.                                          6,300                152
Shimamura Co.                                               6,800                495
Shin-Etsu Chemical Co., Ltd. Class D                       59,500              2,022
Shinko Electric Industries (z)                             13,300                397
Shionogi & Co., Ltd. (z)                                   23,000                411
Shiseido Co., Ltd. (z)                                    104,000              1,295
Shizuoka Bank, Ltd. (z)                                     6,000                 49
Showa Shell Sekiyu KK                                      19,900                180
Skylark Co., Ltd. (z)                                      90,600              1,686
SMC Corp.                                                  13,600              1,333
Snow Brand Milk Products Co., Ltd. (AE)(z)                 12,000                 37
Softbank Corp. (z)                                          1,500                 53
Sohgo Security Services Co., Ltd. (z)                      58,400                697
Sompo Japan Insurance, Inc.                                98,900                977
Sony Corp. (z)                                             59,700              2,098
Stanley Electric Co., Ltd.                                 32,200                491
STB Leasing Co., Ltd.                                       4,000                 86
Sumisho Lease Co., Ltd.                                    15,600                533
Sumitomo Bakelite Co., Ltd. (z)                           193,200              1,165
Sumitomo Chemical Co., Ltd.                               546,000              2,248
Sumitomo Corp.                                            140,000                979
Sumitomo Electric Industries, Ltd.                         40,000                381
Sumitomo Forestry Co., Ltd.                                34,000                343
Sumitomo Heavy Industries, Ltd. (AE)                      105,000                289
Sumitomo Metal Industries, Ltd.                           134,000                145
Sumitomo Mitsui Financial Group, Inc. (z)                   1,438              8,674
Sumitomo Osaka Cement Co., Ltd.                           203,000                511
Sumitomo Realty & Development Co., Ltd.                    61,000                696
Sumitomo Trust & Banking Co., Ltd. (The)                  845,000              4,952
Suruga Bank, Ltd. (The)                                     5,000                 35
Suzuken Co., Ltd.                                           8,700                254
Suzuki Motor Corp.                                         72,000              1,281
T&D Holdings, Inc. (AE)                                     1,300                 60
Taiheiyo Cement Corp. (z)                                  56,000                134
Taisei Corp.                                               33,000                105
Taisho Pharmaceutical Co., Ltd.                             2,000                 42
Takashimaya Co., Ltd. (AE)                                 10,000                 93
Takeda Pharmaceutical Co., Ltd.                           252,500             11,825
Takefuji Corp. (z)                                          5,270                379
Tanabe Seiyaku Co., Ltd.                                    4,000                 33
TDK Corp.                                                  17,400              1,204
Telewave, Inc.                                                 31                267
Terumo Corp.                                               59,600              1,447
Tobu Railway Co.                                           19,000                 75

 32  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Toda Corp.                                                  5,000                 20
Tohoku Electric Power Co., Inc.                            70,600              1,161
Tokai Rika Co., Ltd.                                        6,000                 94
Tokyo Electric Power Co., Inc. (The)                       85,500              1,941
Tokyo Electron, Ltd.                                       35,500              1,739
Tokyo Gas Co., Ltd.                                       246,000                880
Tokyu Corp. (z)                                            35,000                161
Tomen Corp. (AE)(z)                                        59,000                 86
Toppan Printing Co., Ltd.                                  27,000                270
Toshiba Corp.                                              85,000                313
Toyo Seikan Kaisha, Ltd.                                   17,000                269
Toyota Motor Corp.                                        655,500             26,397
Toyota Tsusho Corp.                                         6,000                 63
Ube Industries, Ltd. (AE)(z)                               41,000                 55
UFJ Holdings, Inc. (z)                                      1,332              5,352
UFJ Tsubasa Securities Co., Ltd.                           27,000                110
Uni-Charm Corp.                                            11,300                593
Uniden Corp.                                               15,000                309
UNY Co., Ltd.                                              87,000              1,001
USS Co., Ltd.                                               3,340                270
West Japan Railway Co.                                        490              1,964
World Co., Ltd.                                             3,000                 84
Yahoo Japan Corp. (AE)(z)                                     185              1,470
Yamada Denki Co., Ltd. (z)                                 25,800                893
Yamaha Corp.                                               55,300                840
Yamaha Motor Co., Ltd.                                    146,000              2,238
Yamanouchi Pharmaceutical Co., Ltd.                        28,800                989
Yamato Transport Co., Ltd.                                110,000              1,753
Yamazaki Baking Co., Ltd. (AE)                             10,000                 95
Yokogawa Electric Corp. (z)                                28,000                327
York-Benimaru Co., Ltd. Class D                             8,800                231
Zexel Corp.                                                27,000                133
                                                                     ---------------
                                                                             333,556
                                                                     ---------------

Luxembourg - 0.3%
Arcelor (z)                                               170,266              2,823
Arcelor                                                    60,000                996
Arcelor (z)                                                52,478                874
Arcelor Rights (AE)                                             4                 --
Millicom International Cellular SA (AE)                    12,800                220
                                                                     ---------------
                                                                               4,913
                                                                     ---------------

Mexico - 0.3%
America Movil SA de CV - ADR                               21,500                768
Coca-Cola Femsa SA de CV - ADR (z)                         54,800              1,123
Grupo Televisa SA - ADR                                    29,400              1,382
Telefonos de Mexico SA de CV - ADR                         49,650              1,533
                                                                     ---------------
                                                                               4,806
                                                                     ---------------

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------

Netherlands - 4.1%
ABN AMRO Holding NV (z)                                   265,970              5,564
Aegon NV (z)                                              236,107              2,683
Akzo Nobel NV                                              67,125              2,213
ASML Holding NV (AE)                                       15,400                220
Buhrmann NV (z)                                            58,600                543
DSM NV (z)                                                 54,500              2,732
Euronext NV (z)                                            24,174                643
European Aeronautic Defense and Space Co. (z)              43,000              1,184
Heineken Holding NV Class A                                11,250                312
Heineken NV (z)                                           115,218              3,606
ING Groep NV (z)                                          488,087             11,314
Koninklijke Philips Electronics NV                         42,850              1,038
Koninklijke Philips Electronics NV                         54,300              1,315
OCE NV                                                     14,000                211
Randstad Holdings NV (z)                                   32,700                894
Reed Elsevier NV (z)                                      232,340              2,967
Rodamco Europe NV (AE)                                      9,000                555
Royal Dutch Petroleum Co. (z)                             336,732             16,870
Royal Dutch Petroleum Co. Class S                           6,500                327
Royal KPN NV (z)                                          440,200              3,250
Royal Numico NV (AE)                                      148,000              4,610
TPG NV (z)                                                 31,100                681
Unilever NV (z)                                            24,000              1,476
Vedior NV                                                   8,500                125
VNU NV                                                     22,750                600
Wolters Kluwer NV                                          95,288              1,602
                                                                     ---------------
                                                                              67,535
                                                                     ---------------

New Zealand - 0.3%
Carter Holt Harvey, Ltd.                                  347,400                488
Telecom Corp. of New Zealand, Ltd. (z)                  1,123,587              4,374
                                                                     ---------------
                                                                               4,862
                                                                     ---------------

Norway - 0.7%
DNB NOR ASA (z)                                           322,863              2,209
Norsk Hydro ASA (z)                                        48,900              3,088
Norske Skogindustrier ASA (z)                              16,400                292
Statoil ASA (z)                                           375,500              4,697
Telenor ASA                                               137,800                937
Yara International ASA (AE)(z)                            103,131                911
                                                                     ---------------
                                                                              12,134
                                                                     ---------------

                                               International Securities Fund  33

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Portugal - 0.1%
Banco Comercial Portugues SA                              149,200                309
Portugal Telecom SGPS SA                                  127,900              1,310
                                                                     ---------------
                                                                               1,619
                                                                     ---------------
Russia - 0.2%
LUKOIL - ADR                                               17,100              1,864
Mobile Telesystems - ADR (z)                                5,400                632
Vimpel-Communications - ADR (AE)                            1,800                157
YUKOS - ADR (z)                                            15,300                241
                                                                     ---------------
                                                                               2,894
                                                                     ---------------

Singapore - 1.0%
CapitaLand, Ltd. (z)                                       50,000                 46
Chartered Semiconductor Manufacturing, Ltd.
   (AE)(z)                                                115,000                 68
City Developments, Ltd. (z)                                87,000                309
Creative Technology, Ltd. (AE)                              6,450                 66
DBS Group Holdings, Ltd.                                  324,200              2,924
Flextronics International, Ltd. (AE)                       86,000              1,081
Fraser and Neave, Ltd. Series D                            23,000                190
Jardine Cycle & Carriage, Ltd. (z)                         32,000                122
Keppel Corp., Ltd. (z)                                    182,000                773
Keppel Land, Ltd.                                          20,000                 22
MobileOne, Ltd.                                           366,100                330
NatSteel, Ltd. (z)                                         50,000                 63
Neptune Orient Lines, Ltd. (z)                            702,000                993
Oversea-Chinese Banking Corp.                             262,000              1,951
Overseas Union Enterprise, Ltd.                             3,000                 13
SembCorp Industries, Ltd.                                  90,000                 68
Singapore Airlines, Ltd.                                   32,000                207
Singapore Exchange, Ltd.                                   14,000                 14
Singapore Land, Ltd.                                        6,000                 15
Singapore Press Holdings, Ltd.                              8,000                 20
Singapore Technologies Engineering, Ltd.                  532,000                653
Singapore Telecommunications, Ltd.                      3,744,000              4,988
United Overseas Bank, Ltd.                                 62,000                494
United Overseas Land, Ltd.                                 27,000                 35
Venture Corp., Ltd. (z)                                    32,000                302
                                                                     ---------------
                                                                              15,747
                                                                     ---------------
South Africa - 0.1%
Nedcor, Ltd.                                              111,818              1,068
                                                                     ---------------

South Korea - 0.9%
Korea Electric Power Corp. - ADR (z)                      135,700              1,258
KT Corp. - ADR (z)                                         71,200              1,267
NCSoft Corp. (AE)                                          10,790                788
Nextel, Inc.                                               54,142              2,650

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
POSCO - ADR                                                22,550                818
Samsung Electronics - GDR                                   9,190              1,645
Samsung Electronics Co., Ltd.                              17,860              6,363
                                                                     ---------------
                                                                              14,789
                                                                     ---------------
Spain - 3.8%
Acerinox SA                                                45,200                625
ACS Actividades Cons y Serv (z)                            89,996              1,501
Altadis SA                                                215,267              6,719
Amadeus Global Travel Distribution SA Class A
   (z)                                                     16,300                103
Antena 3 de Television SA (AE)                              1,200                 63
Banco Bilbao Vizcaya Argentaria SA (z)                    216,600              2,880
Banco Popular Espanol SA (z)                               10,979                591
Banco Sabadell SA (z)                                      32,300                624
Banco Santander Central Hispano SA (z)                    527,115              5,007
Corp Mapfre SA                                             86,010                984
Endesa SA (z)                                             227,665              4,139
Fomento de Construcciones y Contratas SA                    5,600                198
Gamesa Corp. Tecnologica SA (z)                           130,200              1,828
Gestevision Telecinco SA (AE)                              51,200                808
Grupo Ferrovial SA (z)                                     22,400                976
Iberdrola SA (z)                                          274,785              5,616
Iberia Lineas Aereas de Espana (z)                        212,300                541
Inditex SA (z)                                             77,300              1,768
Indra Sistemas SA                                          66,000                841
Red Electrica de Espana (z)                                15,200                251
Repsol YPF SA (z)                                         176,100              3,735
Repsol YPF SA - ADR                                        92,216              1,964
Sogecable SA (AE)(z)                                       27,800              1,028
Telefonica SA                                           1,357,914             19,771
                                                                     ---------------
                                                                              62,561
                                                                     ---------------

Sweden - 2.0%
Assa Abloy AB Class B (z)                                   6,300                 75
Atlas Copco AB Class A (z)                                  6,700                240
Autoliv, Inc.                                              25,100              1,043
Billerud AB (z)                                            13,900                212
Electrolux AB Series B (z)                                130,300              2,274
Elekta AB Class B (AE)                                      3,200                 75
ForeningsSparbanken AB                                     59,100              1,062
Getinge AB Class B                                         72,600                837
Hennes & Mauritz AB Class B                               160,529              4,129
Investor AB Class B (z)                                    57,370                566
Lundin Petroleum AB (AE)                                   16,000                 80
Modern Times Group AB Class B (AE)(z)                       4,100                 69

 34  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Nordea Bank AB                                             64,500                439
OMHEX AB (AE)(z)                                           10,200                110
Oriflame Cosmetics SA (AE)                                 26,500                880
Sandvik AB                                                  8,300                285
Scania AB Series B                                         14,000                466
Securitas AB Class B                                       20,600                232
Skandia Forsakrings AB (z)                                172,791                673
Skandinaviska Enskilda Banken AB Class A                   10,000                135
Skanska AB Class B (z)                                     29,500                254
Svenska Cellulosa AB Class B                               60,300              2,230
Svenska Handelsbanken Class A                             268,537              5,001
Swedish Match AB                                           19,000                186
Tele2 AB Class B (z)                                        4,800                191
Telefonaktiebolaget LM Ericsson Class B (AE)            2,999,818              8,008
TeliaSonera AB                                             20,000                 89
Volvo AB Series A (z)                                       7,100                245
Volvo AB Series B (z)                                      94,600              3,388
WM-data AB Class B (z)                                      3,000                  6
                                                                     ---------------
                                                                              33,480
                                                                     ---------------

Switzerland - 5.9%
ABB, Ltd. (AE)                                            348,048              1,878
Adecco SA                                                  26,716              1,239
Ciba Specialty Chemicals AG                                 1,100                 76
Clariant AG                                               152,241              2,050
Compagnie Financiere Richemont AG Class A                 249,628              6,441
Credit Suisse Group                                       153,360              4,915
Georg Fischer AG (AE)                                         752                178
Givaudan                                                    2,260              1,293
Holcim, Ltd.                                               49,050              2,564
Julius Baer Holding AG Class B                              3,355                902
Logitech International SA (AE)                              3,800                164
Lonza Group AG                                             39,630              1,750
Nestle SA                                                  49,207             12,562
Nobel Biocare Holding AG                                      900                123
Novartis AG Class G                                       330,399             14,767
PubliGroupe SA                                                341                 96
Roche Holding AG                                          106,978             10,565
Serono SA                                                     880                544
STMicroelectronics NV (z)                                  29,300                544
STMicroelectronics NV Class Y (z)                             100                  2
Straumann Holding AG (z)                                    1,443                249
Sulzer AG                                                   2,064                537
Swatch Group AG Class B (z)                                10,310              1,312
Swiss Life Holding (AE)(z)                                  8,018                934
Swiss Reinsurance                                          88,150              5,144
Swisscom AG                                                 8,497              2,760
Syngenta AG                                                42,795              3,533

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Synthes, Inc.                                              17,779              1,749
UBS AG (z)                                                132,237              8,837
Valora Holding AG                                             613                135
Xstrata PLC                                               324,742              4,585
Zurich Financial Services AG (AE)                          26,779              3,784
                                                                     ---------------
                                                                              96,212
                                                                     ---------------
Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                    153,768              1,095
United Microelectronics Corp. - ADR (AE)(z)               336,040              1,243
                                                                     ---------------
                                                                               2,338
                                                                     ---------------
Thailand - 0.0%
Advanced Info Service PCL                                 212,000                462
                                                                     ---------------

United Kingdom - 19.6%
3i Group PLC                                              212,278              2,205
Abbey National PLC                                         70,500                727
Alliance & Leicester PLC                                   18,300                282
Alliance Unichem PLC                                       63,700                765
Allied Domecq PLC                                          85,202                690
Amvescap PLC                                                6,900                 36
Anglo American PLC                                        113,280              2,407
ARM Holdings PLC                                          253,000                484
Associated British Foods PLC                               43,200                495
AstraZeneca PLC                                           144,561              6,473
AstraZeneca PLC                                           196,348              8,847
Aviva PLC                                                 656,922              6,693
AWG PLC (AE)                                           14,774,000                 27
AWG PLC (AE)                                               26,500                297
BAA PLC                                                   108,200              1,101
BAE Systems PLC                                           944,656              3,674
Barclays PLC                                              760,497              6,365
Barratt Developments PLC                                   32,300                332
BG Group PLC                                            1,673,216             10,434
BHP Billiton PLC                                          266,557              2,430
BOC Group PLC                                             158,337              2,717
Boots Group PLC                                           511,595              6,357
BP PLC                                                  2,398,173             22,514
Bradford & Bingley PLC                                     78,200                383
Brambles Industries PLC                                   710,279              2,749
British Airways PLC (AE)                                  115,600                485
British American Tobacco PLC                              482,633              7,341
British Land Co. PLC                                       95,800              1,225
British Sky Broadcasting PLC                              412,160              4,533
BT Group PLC                                              719,000              2,469
Bunzl PLC                                                 318,672              2,551
Cable & Wireless PLC                                      173,900                343
Cadbury Schweppes PLC                                     242,328              1,985

                                               International Securities Fund  35

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Cairn Energy PLC (AE)                                      10,500                270
Cattles PLC                                                 8,100                 44
Centrica PLC                                            1,256,200              5,405
Cobham PLC                                                 11,500                288
Colt Telecom Group PLC (AE)                                18,500                 14
Compass Group PLC                                          38,200                222
Corus Group PLC (AE)                                      680,666                563
Davis Service Group PLC                                    16,400                112
Diageo PLC                                                991,067             12,288
Dixons Group PLC                                           13,800                 40
easyJet plc (AE)                                          135,200                364
EMI Group PLC                                             137,800                563
GKN PLC                                                   898,954              3,762
GlaxoSmithKline PLC                                       903,593             18,363
GUS PLC                                                   301,144              4,717
HBOS PLC                                                1,147,563             14,876
HHG PLC (AE)                                               16,500                 15
HMV Group PLC                                             142,700                572
HSBC Holdings PLC (z)                                      31,605                466
HSBC Holdings PLC                                         587,288              8,628
Imperial Chemical Industries PLC                          189,500                783
Imperial Tobacco Group PLC                                380,991              8,290
Inchcape PLC                                               23,000                680
InterContinental Hotels Group PLC                         486,183              5,170
International Power PLC (AE)                               35,900                 96
ITV PLC                                                   314,455                598
J Sainsbury PLC                                           453,417              2,225
Johnston Press PLC                                         41,600                401
Kelda Group PLC                                            34,400                323
Kesa Electricals PLC                                      110,728                566
Kingfisher PLC                                            660,195              3,411
Land Securities Group PLC                                  13,800                284
Legal & General Group PLC                                  88,600                156
Lloyds TSB Group PLC                                    1,109,916              8,325
LogicaCMG PLC                                              56,600                169
Man Group PLC                                              56,909              1,354
Marks & Spencer Group PLC                                 173,000              1,092
MFI Furniture PLC                                          64,400                155
Mitchells & Butlers PLC                                   407,563              2,000
mmO2 PLC (AE)                                             202,800                330
Morrison WM Supermarkets                                  174,741                575
MyTravel Group PLC (AE)                                   144,200                 17
National Grid Transco PLC                                 176,800              1,400
Next PLC                                                   60,700              1,653
Northern Foods PLC                                        182,700                513
Old Mutual PLC                                            100,300                191
Pearson PLC                                               153,700              1,724
Pennon Group PLC                                           19,500                259
Persimmon PLC                                             128,100              1,362
Prudential PLC                                            117,419                969
Punch Taverns PLC                                          76,300                661
Reckitt Benckiser PLC Series C                            191,200              5,232

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Reed Elsevier PLC                                         197,200              1,747
Reuters Group PLC                                         284,400              1,684
Rexam PLC                                                 290,826              2,257
Rio Tinto PLC                                             313,086              8,163
RMC Group PLC                                             213,400              2,324
Rolls-Royce Group PLC                                     193,756                850
Royal & Sun Alliance Insurance Group                      866,414              1,218
Royal Bank of Scotland Group PLC                          329,662              9,272
SABMiller PLC                                              63,400                809
Scottish & Newcastle PLC                                   30,400                221
Scottish & Southern Energy PLC                            226,278              2,958
Scottish Power PLC                                         76,700                550
Severn Trent PLC                                           23,800                345
Shell Transport & Trading Co. PLC                       1,285,458              9,320
Shire Pharmaceuticals PLC (AE)                             40,300                353
Signet Group PLC                                          395,000                780
Smith & Nephew PLC                                        399,000              4,029
Smiths Group PLC                                          129,900              1,725
SSL International PLC                                      15,400                 83
Stagecoach Group PLC                                      194,100                311
Standard Chartered PLC                                    212,860              3,522
Tate & Lyle PLC                                            94,300                563
Taylor Woodrow PLC                                        283,497              1,284
Tesco PLC                                                 357,900              1,657
Trinity Mirror PLC                                        108,300              1,226
Unilever PLC                                              340,000              3,003
United Business Media PLC                                  68,263                614
United Utilities PLC                                       25,900                243
United Utilities PLC Class E                               13,001                 78
Vodafone Group PLC                                     11,088,184             24,056
Warner Chilcott PLC                                         8,800                 96
Whitbread PLC                                             106,990              1,594
Wimpey George PLC                                         257,300              1,733
Wolseley PLC                                               28,800                448
WPP Group PLC                                              13,600                126
                                                                     ---------------
                                                                             322,194
                                                                     ---------------
TOTAL COMMON STOCKS
(cost $1,291,949)                                                          1,451,840
                                                                     ---------------

 36  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 0.1%
Cayman Islands - 0.1%
Credit Suisse Group Finance Guernsey, Ltd.
   6.000% due 12/23/05                                        190                180
SMFG Finance, Ltd. (y)
   2.250% due 07/11/05                                     69,000              1,335
                                                                     ---------------
TOTAL LONG-TERM INVESTMENTS
(cost $1,109)                                                                  1,515
                                                                     ---------------
                                                     NOTIONAL
                                                      AMOUNT
                                                         $
                                                  ---------------
OPTIONS PURCHASED - 0.2%
(Number of Contracts)
Belgium - 0.2%
Bel 20 Index Futures
   Aug 2004 2,465.73 (EUR) Call (31)                        1,838                375
   Aug 2004 2,470.33 (EUR) Call (221)                      13,128              2,657
                                                                     ---------------
                                                                               3,032
                                                                     ---------------
Switzerland - 0.0%
Swiss Market Index Futures
   Sep 2004 5,557.00 (CHF) Put (1)                             43                  4
   Sep 2004 5,625.31 (CHF) Put (45)                         1,976                202
   Sep 2004 5,631.50 (CHF) Put (61)                         2,682                276
                                                                     ---------------
                                                                                 482
                                                                     ---------------
TOTAL OPTIONS PURCHASED
(cost $3,541)                                                                  3,514
                                                                     ---------------
                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.7%
Australia - 0.1%
News Corp., Ltd. (z)                                      114,391                920
                                                                     ---------------
Brazil - 0.1%
Cia Vale do Rio Doce - ADR                                  9,000                397
Telecomunicacoes Brasileiras SA - ADR                      39,000              1,126
                                                                     ---------------
                                                                               1,523
                                                                     ---------------
Germany - 0.5%
Fresenius AG (z)                                           12,200                904
Fresenius Medical Care AG (z)                               3,400                176
Porsche AG                                                  7,131              4,610
ProSieben SAT.1 Media AG                                   98,064              1,690
Wella AG                                                   10,464                980
                                                                     ---------------
                                                                               8,360
                                                                     ---------------
South Korea - 0.0%
Samsung Electronics Co., Ltd.                                 780                192
                                                                     ---------------
TOTAL PREFERRED STOCKS
(cost $9,783)                                                                 10,995
                                                                     ---------------
SHORT-TERM INVESTMENTS - 22.9%
United States - 22.9%
Frank Russell Investment Company Money Market
   Fund                                               146,760,000            146,760
Frank Russell Investment Company Money Market
   Fund (N)                                            96,717,749             96,718
State Street Securities Lending Quality Trust
   (N)                                                111,343,949            111,344
United States Treasury Bill (c)(y)
   0.937% due 08/12/04 (s)                                  5,000              4,998
   0.950% due 08/12/04                                      1,700              1,700
   1.268% due 09/09/04 (s)                                 13,000             12,982
                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS
(cost $374,502)                                                              374,502
                                                                     ---------------

TOTAL INVESTMENTS - 112.4%
(identified cost $1,680,884)                                               1,842,366

OTHER ASSETS AND LIABILITIES
NET - (12.4%)                                                               (202,739)
                                                                     ---------------

NET ASSETS - 100.0%                                                        1,639,627
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  37

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Germany)
   expiration date 08/04 (133)                             10,498               (128)

CAC-40 Index (France)
   expiration date 08/04 (186)                              8,186                 44
   expiration date 09/04 (275)                             12,124                (88)

DAX Index (Germany)
   expiration date 09/04 (130)                             15,276               (321)
DJ STOXX 50 Index (EMU)
   expiration date 09/04 (989)                             32,340               (688)

FTSE-100 Index (UK)
   expiration date 09/04 (449)                             36,007               (467)

Hang Seng Index (Hong Kong)
   expiration date 08/04 (189)                             14,804                (56)

SPI 200 Index (Australia)
   expiration date 09/04 (129)                              7,968                 36

TOPIX Index (Japan)
   expiration date 09/04 (487)                             49,790               (514)

Short Positions
CAC-40 Index (France)
   expiration date 08/04 (88)                               3,873                (86)

DAX Index (Germany)
   expiration date 09/04 (3)                                  353                 (1)

FTSE-100 Index (UK)
   expiration date 09/04 (148)                             11,869                160

IBEX Plus Index (Spain)
   expiration date 08/04 (7)                                  666                 17

MIB-30 (Italy)
   expiration date 09/04 (37)                               6,189                 (1)

SPI 200 Index (Australia)
   expiration date 09/04 (137)                              8,462               (107)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (2,200)
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   Aug 2004 2,465.73 (EUR) Put (31)                         1,838               (373)
   Aug 2004 2,470.33 (EUR) Put (221)                       13,128             (2,668)

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------

Switzerland
Swiss Market Index Futures
   Sep 2004 5,557.00 (CHF) Call (1)                            43                 (4)
   Sep 2004 5,625.31 (CHF) Call (45)                        1,976               (176)
   Sep 2004 5,631.50 (CHF) Call (61)                        2,682               (238)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $3,535)                                                           (3,459)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 38  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             296      AUD           426    08/03/04                  2
USD             309      AUD           442    08/03/04                  1
USD              30      AUD            42    08/04/04                 --
USD              30      AUD            43    08/04/04                 --
USD             409      AUD           600    09/15/04                 10
USD             718      AUD         1,000    09/15/04                (20)
USD             728      AUD         1,000    09/15/04                (30)
USD           1,063      AUD         1,500    09/15/04                (16)
USD           7,023      AUD        10,300    09/15/04                162
USD             131      CAD           174    08/05/04                 --
USD              10      CHF            13    08/02/04                 --
USD             240      CHF           306    08/03/04                 (1)
USD              49      CHF            62    08/04/04                 --
USD           1,039      CHF         1,305    09/15/04                (19)
USD             183      DKK         1,132    09/15/04                 --
USD               5      EUR             4    08/02/04                 --
USD              14      EUR            11    08/02/04                 --
USD             408      EUR           339    08/02/04                 (1)
USD             510      EUR           423    08/02/04                 (2)
USD              14      EUR            11    08/03/04                 --
USD              51      EUR            42    08/03/04                 --
USD             196      EUR           162    08/03/04                 --
USD             500      EUR           414    08/03/04                 (2)
USD              11      EUR             9    08/04/04                 --
USD              17      EUR            14    08/04/04                 --
USD             931      EUR           750    09/15/04                (30)
USD           1,215      EUR         1,000    09/15/04                (14)
USD           1,232      EUR         1,000    09/15/04                (31)
USD           1,242      EUR         1,000    09/15/04                (41)
USD           1,550      EUR         1,250    09/15/04                (49)
USD           1,807      EUR         1,500    09/15/04                 (5)
USD           2,403      EUR         2,000    09/15/04                 (1)
USD           2,528      EUR         2,100    09/15/04                 (5)
USD           3,006      EUR         2,500    09/15/04                 (2)
USD           3,693      EUR         3,000    09/15/04                (89)
USD           3,717      EUR         3,000    09/15/04               (112)
USD           6,191      EUR         5,000    09/15/04               (184)
USD          60,863      EUR        50,500    09/15/04               (192)
USD              24      GBP            13    08/02/04                 --
USD             199      GBP           109    08/02/04                 --
USD             317      GBP           175    08/02/04                  1
USD             373      GBP           205    08/02/04                 (1)
USD              48      GBP            26    08/03/04                 --
USD              89      GBP            49    08/03/04                 --
USD              15      GBP             8    08/04/04                 --
USD              81      GBP            44    08/04/04                 --
USD              83      GBP            46    08/04/04                 --
USD             745      GBP           410    09/15/04                 (2)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             900      GBP           500    09/15/04                  6
USD             902      GBP           500    09/15/04                  4
USD           1,799      GBP         1,000    09/15/04                 13
USD           1,846      GBP         1,000    09/15/04                (35)
USD           1,855      GBP         1,000    09/15/04                (43)
USD           2,711      GBP         1,500    09/15/04                  7
USD           3,647      GBP         2,000    09/15/04                (24)
USD           3,690      GBP         2,000    09/15/04                (67)
USD          10,992      GBP         6,098    09/15/04                 55
USD          35,811      GBP        19,900    09/15/04                242
USD             547      HKD         4,264    08/02/04                 --
USD              13      HKD           100    09/15/04                 --
USD             280      HKD         2,180    09/15/04                 --
USD               2      JPY           239    08/02/04                 --
USD               4      JPY           391    08/02/04                 --
USD               4      JPY           440    08/02/04                 --
USD               5      JPY           515    08/02/04                 --
USD               5      JPY           527    08/02/04                 --
USD               6      JPY           724    08/02/04                 --
USD              14      JPY         1,598    08/02/04                 --
USD             276      JPY        30,780    08/02/04                 --
USD             541      JPY        60,223    08/02/04                 --
USD               2      JPY           238    08/03/04                 --
USD               3      JPY           343    08/03/04                 --
USD               4      JPY           440    08/03/04                 --
USD               6      JPY           706    08/03/04                 --
USD              10      JPY         1,136    08/03/04                 --
USD              14      JPY         1,561    08/03/04                 --
USD             122      JPY        13,748    08/03/04                  1
USD               2      JPY           241    08/04/04                 --
USD               5      JPY           505    08/04/04                 --
USD               6      JPY           706    08/04/04                 --
USD               6      JPY           706    08/04/04                 --
USD              14      JPY         1,580    08/04/04                 --
USD             902      JPY       100,000    09/15/04                 (1)
USD             922      JPY       100,000    09/15/04                (21)
USD           1,637      JPY       179,451    09/15/04                (21)
USD           1,785      JPY       200,000    09/15/04                 16
USD           1,864      JPY       200,000    09/15/04                (62)
USD           2,721      JPY       300,000    09/15/04                (19)
USD           4,063      JPY       450,000    09/15/04                 (9)
USD           4,634      JPY       500,000    09/15/04               (130)
USD           5,504      JPY       600,000    09/15/04                (99)
USD          27,884      JPY     3,090,000    09/15/04                (48)
USD          28,137      JPY     3,066,000    09/15/04               (517)
USD             301      NOK         2,111    08/03/04                 --
USD              26      NZD            41    08/03/04                 --
USD           4,264      NZD         6,520    09/15/04               (143)

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  39

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              50      SEK           384    08/03/04                 --
USD              67      SEK           500    09/15/04                 (2)
USD              20      SGD            35    08/04/04                 --
USD             415      SGD           710    09/15/04                 (2)
AUD               3      USD             2    08/03/04                 --
AUD             430      USD           309    09/15/04                  9
AUD           1,000      USD           678    09/15/04                (19)
AUD           1,000      USD           707    09/15/04                  9
AUD           1,000      USD           718    09/15/04                 20
AUD           1,500      USD         1,025    09/15/04                (22)
AUD           4,435      USD         3,045    09/15/04                (48)
AUD           7,310      USD         5,050    09/15/04                (50)
CAD           1,584      USD         1,150    08/06/04                (40)
CHF              --      USD            --    08/02/04                 --
CHF             249      USD           195    08/02/04                  1
CHF             428      USD           330    08/12/04                 (4)
CHF           1,904      USD         1,494    08/25/04                  7
CHF           2,350      USD         1,881    09/07/04                 44
CHF              50      USD            40    09/15/04                  1
CHF             290      USD           236    09/15/04                 10
CHF             470      USD           368    10/07/04                 --
DKK             100      USD            16    09/15/04                 --
DKK             100      USD            17    09/15/04                 --
DKK           2,030      USD           328    10/07/04                 --
EUR               8      USD             9    08/02/04                 --
EUR              53      USD            64    08/02/04                 --
EUR              38      USD            45    08/03/04                 --
EUR              52      USD            63    08/04/04                 --
EUR             500      USD           603    09/15/04                  2
EUR           1,000      USD         1,204    09/15/04                  2
EUR           1,000      USD         1,216    09/15/04                 14
EUR           3,000      USD         3,624    09/15/04                 19
EUR           4,000      USD         4,813    09/15/04                  7
EUR           4,000      USD         4,906    09/15/04                100
EUR           6,000      USD         7,401    09/15/04                192
EUR           6,459      USD         7,749    09/15/04                (11)
EUR           7,310      USD         8,866    09/15/04                 84
EUR           2,030      USD         2,439    10/07/04                  1
GBP              12      USD            21    08/02/04                 --
GBP              67      USD           121    08/03/04                 --
GBP           1,000      USD         1,843    09/15/04                 31
GBP           1,500      USD         2,698    09/15/04                (19)
GBP           2,000      USD         3,607    09/15/04                (16)
GBP           2,000      USD         3,612    09/15/04                (11)
GBP           2,500      USD         4,548    09/15/04                 19
GBP             800      USD         1,441    10/07/04                 (6)
GBP          11,625      USD        21,010    10/29/04                 29
HKD             300      USD            39    09/15/04                 --
JPY             497      USD             4    08/02/04                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY             500      USD             4    08/02/04                 --
JPY           3,747      USD            34    08/02/04                 --
JPY           4,438      USD            40    08/02/04                 --
JPY           9,170      USD            82    08/02/04                 --
JPY             500      USD             4    08/03/04                 --
JPY           1,497      USD            13    08/03/04                 --
JPY           2,743      USD            24    08/03/04                 --
JPY          10,677      USD            96    08/03/04                 --
JPY          38,345      USD           342    08/03/04                 (3)
JPY          43,571      USD           389    08/03/04                 (3)
JPY           5,368      USD            48    08/04/04                 --
JPY          19,509      USD           175    08/04/04                 --
JPY          31,216      USD           280    08/04/04                 (1)
JPY          76,389      USD           690    09/07/04                  2
JPY         100,000      USD           913    09/15/04                 12
JPY         100,000      USD           922    09/15/04                 21
JPY         100,000      USD           924    09/15/04                 23
JPY         100,000      USD           936    09/15/04                 36
JPY         150,000      USD         1,386    09/15/04                 35
JPY         200,000      USD         1,817    09/15/04                 16
JPY         200,000      USD         1,832    09/15/04                 30
JPY         246,000      USD         2,272    09/15/04                 56
JPY         300,000      USD         2,759    09/15/04                 56
JPY         400,000      USD         3,653    09/15/04                 50
JPY         269,810      USD         2,408    10/07/04                (25)
JPY         152,019      USD         1,410    10/14/04                 39
NOK           1,980      USD           281    10/07/04                 (1)
SEK             174      USD            23    08/02/04                 --
SEK              82      USD            11    08/03/04                 --
SEK           1,308      USD           171    08/03/04                 --
SEK           1,200      USD           159    09/15/04                  3
SEK          29,645      USD         3,886    09/15/04                 28
SGD              72      USD            42    08/03/04                 --
SGD              51      USD            29    08/04/04                 --
SGD             983      USD           574    09/15/04                  2
                                                           --------------

                                                                     (841)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 40  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

                                                     % OF           MARKET
                                                     NET            VALUE
INDUSTRY DIVERSIFICATION                            ASSETS            $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Auto and Transportation                                   6.9         113,685
Consumer Discretionary                                   10.9         176,853
Consumer Staples                                          7.0         115,341
Financial Services                                       20.2         331,266
Health Care                                               7.2         118,415
Integrated Oils                                           4.3          70,842
Materials and Processing                                  9.6         156,773
Miscellaneous                                             1.3          21,526
Options                                                   0.2           3,514
Other Energy                                              4.7          77,862
Producer Durables                                         4.0          65,720
Technology                                                3.4          54,832
Telecommunication Services                                 --             444
Utilities                                                 9.7         159,276
Short-Term Investments                                   22.9         374,502
Long-Term Investments                                     0.1           1,515
                                                 ------------    ------------
Total Investments                                       112.4       1,842,366
Other Assets and Liabilities, net                       (12.4)       (202,739)
                                                 ------------    ------------

Net Assets                                              100.0       1,639,627
                                                 ============    ============

                                                     % OF           MARKET
                                                     NET            VALUE
GEOGRAPHIC DIVERSIFICATION                          ASSETS            $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Africa                                                    0.1           1,070
Asia                                                      7.8         127,588
Europe                                                   39.6         648,912
Japan                                                    20.3         333,556
Latin America                                             0.5           7,892
Middle East                                                --             423
United Kingdom                                           19.6         322,194
Options                                                   0.2           3,514
Other                                                     1.3          21,200
Short-Term Investments                                   22.9         374,502
Long-Term Investments                                     0.1           1,515
                                                 ------------    ------------
Total Investments                                       112.4       1,842,366
Other Assets and Liabilities, net                       (12.4)       (202,739)
                                                 ------------    ------------

Net Assets                                              100.0       1,639,627
                                                 ============    ============

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  41

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 84.8%
Argentina - 0.2%
Acindar India Argentina de Aceros SA Series B
   (AE)                                               350,000             354
Central Costanera SA Class T (AE)                     437,100             562
IRSA Inversiones y Representaciones SA (AE)           390,246             262
                                                                 ------------
                                                                        1,178
                                                                 ------------

Brazil - 2.5%
Banco Bradesco SA - ADR (z)                               650              30
Banco do Brasil SA                                    100,000             758
Banco do Brasil SA Rights (AE)                          9,634               2
Brasil Telecom Participacoes SA                    12,803,504              93
Brasil Telecom Participacoes SA - ADR                  19,500             585
Centrais Eletricas Brasileiras SA                  53,313,200             765
Cia de Concessoes Rodoviarias                          65,300             712
Cia de Saneamento Basico do Estado de Sao Paulo    24,004,300           1,107
Cia Siderurgica Nacional SA                            96,273           1,395
Cia Vale do Rio Doce                                    8,400             454
Cia Vale do Rio Doce - ADR                             18,910           1,019
Gerdau SA - ADR (z)                                   129,200           1,837
Gol Linhas Aereas Inteligentes SA - ADR (AE)(z)         5,100              87
Natura Cosmeticos SA                                   25,100             430
Petroleo Brasileiro SA                                 37,300           1,053
Petroleo Brasileiro SA - ADR                           28,760             813
Souza Cruz SA                                          44,800             454
Tele Norte Leste Participacoes SA                  55,805,800             685
Votorantim Celulose e Papel SA - ADR                   20,100             719
                                                                 ------------
                                                                       12,998
                                                                 ------------
Canada - 0.3%
PetroKazakhstan, Inc. Class A (z)                      42,363           1,341
                                                                 ------------

Chile - 0.5%
Coca-Cola Embonor SA - ADR (AE)                       107,000             583
Distribucion y Servicio D&S SA - ADR                   44,800             676
Embotelladora Andina SA Class B - ADR                  54,400             598
Enersis SA - ADR (AE)                                  86,600             515
                                                                 ------------
                                                                        2,372
                                                                 ------------
China - 4.4%
Aluminum Corp. of China, Ltd. Class H               3,290,000           1,719
Byd Co., Ltd. Class H                                  95,000             272

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
China Petroleum & Chemical Corp. Class H           10,990,000           4,262
China Shipping Development Co., Ltd. Class H          414,000             271
China Telecom Corp., Ltd. Class H                   4,396,900           1,452
China Travel International Investment Hong Kong,
   Ltd.                                               502,000              89
Datang International Power Generation Co., Ltd.
   Class H                                            114,000              89
Guangshen Railway Co., Ltd. Class H                   656,000             189
Huadian Power International Co. Class H             2,886,000             879
Huaneng Power International, Inc. Class H             128,000             102
Jiangsu Express Class H                             1,812,100             738
Jiangxi Copper Co., Ltd. Class H (AE)                 280,000             134
Lenovo Group, Ltd.                                  5,232,000           1,425
Lianhua Supermarket Holdings Co., Ltd. Class H         56,000              57
PetroChina Co., Ltd. Class H                        7,062,000           3,508
Ping An Insurance Group Co. of China, Ltd. Class
   H (AE)                                           1,262,000           1,618
Semiconductor Manufacturing International Corp.
   (AE)                                             1,677,000             353
Shanghai Forte Land Co. Class H (AE)                1,282,000             294
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,299,000             818
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H      628,000             119
Sinotrans, Ltd. Class H                             3,342,100           1,135
Travelsky Technology, Ltd Class H                     499,900             353
Yanzhou Coal Mining Co., Ltd. Class H               1,293,000           1,567
Zhejiang Expressway Co., Ltd. Class H                 824,000             607
Zijin Mining Group Co., Ltd. Class H                  340,000             107
                                                                 ------------
                                                                       22,157
                                                                 ------------

Colombia - 0.1%
Cementos Argos SA                                      26,400             162
Inversiones Nacionales de Chocolates SA                54,121             118
                                                                 ------------
                                                                          280
                                                                 ------------

Croatia - 0.2%
Pliva DD - GDR                                         75,200           1,064
                                                                 ------------

 42  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Czech Republic - 0.6%
Cesky Telecom AS                                       97,950           1,173
Komercni Banka AS                                       9,696             993
Philip Morris CR                                        1,314             770
Zentiva NV (AE)                                         9,400             186
                                                                 ------------
                                                                        3,122
                                                                 ------------

Ecuador - 0.4%
La Cemento Nacional Ecuador - GDR                      10,500             252
La Cemento Nacional Ecuador - GDR                      72,000           1,800
                                                                 ------------
                                                                        2,052
                                                                 ------------

Egypt - 0.7%
Commercial International Bank                           8,000              32
MobiNil-Egyptian Mobile Services Class V              101,067           1,454
Orascom Construction Industries (AE)                  117,014           1,912
Orascom Telecom Holding SAE (AE)                        1,560              32
                                                                 ------------
                                                                        3,430
                                                                 ------------

Greece - 0.1%
Attica Holdings SA                                    123,600             434
                                                                 ------------

Hong Kong - 2.0%
China Insurance International Holdings Co., Ltd.      804,000             332
China Merchants Holdings International Co., Ltd.    1,130,000           1,586
China Mobile Hong Kong, Ltd.                          457,500           1,329
China Overseas Land & Investment, Ltd.              2,440,000             482
China Resources Enterprise                            558,000             687
China Resources Power Holdings Co. (AE)             1,828,000             943
Citic Pacific, Ltd.                                   401,000             967
CNOOC, Ltd.                                         3,674,000           1,766
COSCO Pacific, Ltd.                                   656,000             934
Pacific Basin Shipping, Ltd. (AE)                     507,000             150
Panva Gas Holdings, Ltd. (AE)                       1,019,000             438
Shanghai Industrial Holdings, Ltd.                     59,000             105
Texwinca Holdings, Ltd.                               699,300             614
                                                                 ------------
                                                                       10,333
                                                                 ------------

Hungary - 1.2%
Matav Magyar Tavkozlesi Rt                            161,797             649
Matav Magyar Tavkozlesi Rt - ADR                       47,700             985

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mol Magyar Olaj- es Gazipari Rt                        75,600           3,113
Mol Magyar Olaj- es Gazipari Rt. - GDR                 33,500           1,374
                                                                 ------------
                                                                        6,121
                                                                 ------------

India - 5.1%
Arvind Mills, Ltd. (AE)                               342,500             564
Bajaj Auto, Ltd. - GDR                                 31,205             548
Ballarpur Industries, Ltd.                            121,800             170
Bank of Baroda                                         90,000             315
Dr Reddy's Laboratories, Ltd. - ADR (z)                 6,900             117
GAIL India, Ltd. - GDR                                 75,821           1,900
Genesis Indian Investment Co.                         425,219           6,872
Gujarat Ambuja Cements, Ltd. - GDR                     67,039             398
HDFC Bank, Ltd. - ADR                                  16,800             455
Hindalco Industries, Ltd.                              12,700             302
Hindalco Industries, Ltd. - GDR                        24,249             573
Hindustan Lever, Ltd.                                 268,400             673
Hindustan Petroleum Corp.                              63,564             435
ICICI Bank, Ltd. - ADR                                244,800           3,187
I-Flex Solutions, Ltd.                                 44,600             509
ITC, Ltd.                                              25,350             566
ITC, Ltd. - GDR                                        25,128             561
Kotak Mahindra Bank, Ltd.                              60,500             462
Larsen & Toubro, Ltd.                                  25,397             423
Mahindra & Mahindra, Ltd.                              47,400             462
Maruti Udyog, Ltd.                                     31,507             288
Oil & Natural Gas Corp., Ltd.                          29,700             459
Petronet LNG, Ltd. (AE)                               703,600             335
PTC India, Ltd.                                       259,919             278
Reliance Industries, Ltd. - GDR                        90,187           1,957
State Bank of India, Ltd. - GDR                        36,780             837
Tata Motors, Ltd. - GDR                                24,000             219
Tata TEA, Ltd.                                         56,600             512
UTI Bank, Ltd.                                        172,200             474
ZEE Telefilms, Ltd.                                   336,100           1,018
                                                                 ------------
                                                                       25,869
                                                                 ------------

Indonesia - 3.1%
Astra International Tbk PT                          4,086,500           2,480
Bank Central Asia Tbk PT                            6,503,500           1,333
Bank Mandiri Persero Tbk PT                        10,574,276           1,445
Bank Rakyat Indonesia                               9,389,160           1,771
Gudang Garam Tbk PT                                    91,000             142

                                                       Emerging Markets Fund  43

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Indonesian Satellite Corp. Tbk PT                   2,414,500           1,089
Ramayana Lestari Sentosa Tbk PT                     1,309,500             616
Telekomunikasi Indonesia Tbk PT                     8,226,295           6,970
                                                                 ------------
                                                                       15,846
                                                                 ------------

Israel - 3.0%
Bank Hapoalim, Ltd.                                 1,237,332           3,374
Bank Leumi Le-Israel                                  603,000           1,203
Bezeq Israeli Telecommunication Corp., Ltd. (AE)      518,717             528
Check Point Software Technologies (AE)(z)             147,899           2,942
IDB Holding Corp., Ltd.                                19,442             398
Lipman Electronic Engineering, Ltd. (z)                18,000             432
Makhteshim-Agan Industries, Ltd.                      229,700             980
Nice Systems, Ltd. - ADR (AE)                          16,700             359
Orbotech, Ltd. (AE)                                    40,235             685
Partner Communications - ADR (AE)                     103,030             732
RADWARE, Ltd. (AE)(z)                                  25,200             451
Teva Pharmaceutical Industries, Ltd. - ADR (z)        108,000           3,197
                                                                 ------------
                                                                       15,281
                                                                 ------------

Luxembourg - 0.7%
F&C Emerging Markets, Ltd. - Taiwan Investment
   Co.                                                 79,100             713
F&C Indian Investment Co. SICAV                            16              --
Quilmes Industrial SA                                 392,600             300
Quilmes Industrial SA - ADR                            36,010             550
Tenaris SA                                            334,131           1,189
Tenaris SA - ADR                                       15,100             537
                                                                 ------------
                                                                        3,289
                                                                 ------------

Malaysia - 3.2%
Astro All Asia Networks PLC (AE)                      557,800             672
Berjaya Sports Toto BHD                               471,400             459
British American Tobacco Malaysia BHD                  49,300             662
CIMB BHD                                              355,600             505
Gamuda BHD                                            695,000             969
Genting BHD                                           120,900             477
Hong Leong Bank BHD                                   359,000             482
IJM Corp. BHD                                         337,500             419
Magnum Corp. BHD                                    2,110,900           1,344
Malakoff BHD                                        1,013,000           1,693
Malayan Banking BHD                                   435,700           1,227
Malaysian Industrial Development Finance              973,500             307
MK Land Holdings BHD                                1,418,500             944

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Multi-Purpose Holdings BHD                            682,300             210
Multi-Purpose Holdings BHD 2009 Warrants (AE)          65,320               9
OYL Industries BHD                                     91,200             876
Public Bank BHD                                       553,512           1,020
Public Bank BHD                                       400,181             669
Resorts World BHD                                     326,500             778
Sime Darby BHD                                        290,000             428
SP Setia BHD                                          368,666             367
Symphony House BHD                                    729,600             169
Symphony House BHD 2009 Warrants (AE)                 137,280              11
TAN Chong Motor Holdings BHD                          908,000             308
Tanjong PLC                                           118,100             404
Telekom Malaysia BHD                                  161,000             436
UMW Holdings BHD                                      235,500             338
                                                                 ------------
                                                                       16,183
                                                                 ------------

Mexico - 6.9%
Alfa SA de CV Class A                                 267,800             887
America Movil SA de CV - ADR                          179,220           6,403
America Movil SA de CV Series L                       540,600             967
Cemex SA de CV                                        937,433           5,283
Cemex SA de CV - ADR (z)                               51,899           1,463
Consorcio ARA SA de CV (AE)                           153,500             417
Controladora Comercial Mexicana SA de CV              462,200             466
Corp Durango SA de CV - ADR (AE)                       15,050               3
Corp GEO SA de CV Series B (AE)                       462,000             632
Empresas ICA Sociedad Controladora SA de CV           537,000             158
Fomento Economico Mexicano SA de CV                    30,000             131
Fomento Economico Mexicano
   SA de CV - ADR (z)                                  52,700           2,316
Grupo Aeroportuario del Sureste SA de CV - ADR         23,350             497
Grupo Carso SA de CV Series 1                          66,424             271
Grupo Financiero Banorte SA de CV Class O             996,003           3,665
Grupo Modelo SA Series C                              409,400           1,014
Grupo Televisa SA - ADR                                29,058           1,366
Grupo Televisa SA Series O                             86,400             202
Telefonos de Mexico SA de CV - ADR (z)                115,214           3,558

 44  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telefonos de Mexico SA de CV Series L                 486,500             755
TV Azteca SA de CV - ADR (z)                           19,100             167
Urbi Desarrollos Urbanos SA de C.V (AE)               204,900             707
Wal-Mart de Mexico SA de CV Series V                1,124,458           3,429
                                                                 ------------
                                                                       34,757
                                                                 ------------

Pakistan - 1.5%
Engro Chemical Pakistan, Ltd.                         706,000           1,148
Fauji Fertilizer Co., Ltd.                            643,439           1,463
HUB Power Co.                                       1,220,092             642
ICI Pakistan, Ltd.                                    279,500             419
Muslim Commercial Bank                                353,839             307
Pakistan State Oil Co., Ltd.                           44,000             193
Pakistan Telecommunication Co., Ltd.                3,323,936           2,480
SUI Northern Gas Pipeline                             692,580             726
                                                                 ------------
                                                                        7,378
                                                                 ------------

Peru - 0.1%
Cia de Minas Buenaventura SA - ADR                     27,600             594
                                                                 ------------

Philippines - 0.3%
Bank of the Philippine Islands                        382,240             287
Philippine Long Distance Telephone (AE)                52,000           1,161
SM Prime Holdings                                   1,500,000             161
                                                                 ------------
                                                                        1,609
                                                                 ------------

Poland - 0.1%
KGHM Polska Miedz SA (AE)                              72,077             568
Prokom Software SA (AE)                                 2,458             110
                                                                 ------------
                                                                          678
                                                                 ------------

Russia - 4.7%
Gazprom - ADR                                          33,216             980
LUKOIL - ADR                                           82,279           8,967
MMC Norilsk Nickel - ADR (z)                           69,780           3,573
Mobile Telesystems - ADR (z)                           24,400           2,856
OAO Gazprom - ADR (z)                                  46,944           1,385
Rostelecom - ADR                                        8,200              94
Surgutneftegaz - ADR (z)                               60,622           2,040
Tatneft - ADR (z)                                       4,300              94
Unified Energy System - GDR                            10,300             251
Vimpel-Communications - ADR (AE)                       18,700           1,635
YUKOS - ADR (z)                                       115,945           1,826
                                                                 ------------
                                                                       23,701
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

South Africa - 7.9%
ABSA Group, Ltd.                                      517,148           4,222
Aeci, Ltd.                                            236,900           1,151
African Bank Investments, Ltd.                        426,900             792
Alexander Forbes, Ltd.                                300,000             504
Anglo American Platinum Corp., Ltd.                     9,409             361
AngloGold Ashanti, Ltd.                                17,056             563
AngloGold Ashanti, Ltd. - ADR                          41,934           1,375
AVI, Ltd.                                             172,900             525
Barloworld, Ltd.                                      239,519           2,627
Bidvest Group, Ltd.                                    43,665             383
Edgars Consolidated Stores, Ltd.                       15,580             397
FirstRand, Ltd.                                       766,329           1,230
Foschini, Ltd.                                         62,628             225
Gold Fields, Ltd.                                      73,038             754
Harmony Gold Mining Co., Ltd.                          14,188             156
Impala Platinum Holdings, Ltd.                         23,202           1,839
Imperial Holdings, Ltd.                               143,625           1,599
Investec, Ltd.                                         21,500             398
MTN Group, Ltd.                                       465,811           2,003
Murray & Roberts Holdings, Ltd.                       330,000             664
Nampak, Ltd.                                           59,373             132
Naspers, Ltd. Class N                                 430,286           3,095
Pick'n Pay Stores, Ltd.                               134,800             393
Sanlam, Ltd.                                        2,443,270           3,417
Sappi, Ltd.                                            79,581           1,133
Sasol, Ltd.                                           141,200           2,342
Standard Bank Group, Ltd.                             542,533           3,720
Telkom SA, Ltd.                                       192,931           2,475
Tiger Brands, Ltd.                                     53,239             749
VenFin, Ltd.                                          217,500             685
                                                                 ------------
                                                                       39,909
                                                                 ------------

South Korea - 16.7%
Amorepacific Corp.                                      8,570           1,523
Asiana Airlines (AE)                                  281,973             520
Cheil Industries, Inc.                                 77,970             913
CJ Internet Corp.                                      26,400             203
Daeduck Electronics Co.                                95,392             676
Daelim Industrial Co.                                  29,890             838
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd.                                                11,090             130
Hana Bank                                               9,800             186
Hanaro Telecom, Inc. (AE)                             129,546             271

                                                       Emerging Markets Fund  45

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hankook Tire Co., Ltd.                                152,707           1,149
Hanwha Chem Corp.                                     134,750             852
Hite Brewery Co., Ltd.                                 11,710             785
Hyosung Corp.                                          13,930             113
Hyundai Department Store Co., Ltd.                      4,210             106
Hyundai Heavy Industries                               22,110             462
Hyundai Mobis                                          76,360           3,210
Hyundai Motor Co.                                     150,034           5,563
Industrial Bank Of Korea                              208,000           1,096
Industrial Bank Of Korea - GDR                        118,540             652
INI Steel Co.                                         149,920           1,294
Kangwon Land, Inc.                                      2,697              28
Kia Motors Corp.                                       76,040             591
Kookmin Bank                                          199,677           5,485
Kookmin Bank - ADR (z)                                  4,200             116
Korea Electric Power Corp.                             72,660           1,220
Korean Air Lines Co., Ltd. (AE)                        31,130             379
KT Corp.                                               45,030           1,431
KT Corp. - ADR                                         19,700             350
KT Freetel Co., Ltd.                                   35,000             528
KT&G Corp.                                            111,810           2,684
KT&G Corp. - GDR                                       42,600             512
Kumgang Korea Chemical Co., Ltd.                        7,310             693
LG Cable, Ltd.                                          7,880             120
LG Chem, Ltd.                                          40,940           1,362
LG Electronics, Inc.                                   56,030           2,331
LG Engineering & Construction Corp.                    85,190           1,310
LG Home Shopping, Inc.                                  7,317             222
LG Petrochemical Co., Ltd.                              7,520             158
Lotte Chilsung Beverage Co., Ltd.                       1,250             740
Lotte Confectionery Co., Ltd.                           1,200             605
NCSoft Corp. (AE)                                       8,184             598
NHN Corp.                                               3,720             308
Nong Shim Co., Ltd.                                     5,590           1,101
POSCO                                                  41,951           5,717
POSCO - ADR                                            14,200             515
S1 Corp.                                               45,781           1,134
Samsung Corp.                                          48,360             519
Samsung Electro-Mechanics Co., Ltd. (AE)               30,650             737
Samsung Electronics - GDR                               2,300             412
Samsung Electronics Co., Ltd.                          46,015          16,392
Samsung Electronics Co., Ltd. - GDR                    10,059           1,240
Samsung Fire & Marine Insurance Co., Ltd.              38,330           2,142
Samsung Heavy Industries Co., Ltd.                     58,280             267
Samsung SDI Co., Ltd.                                  11,380           1,065
Shinhan Financial Group Co., Ltd.                     249,100           3,628
Shinsegae Co., Ltd.                                     6,070           1,413

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SK Corp.                                               17,110             691
SK Telecom Co., Ltd.                                   18,530           2,517
SK Telecom Co., Ltd. - ADR (z)                         14,700             260
S-Oil Corp. Class N                                    52,300           2,306
Tae Young Corp.                                        11,339             349
                                                                 ------------
                                                                       84,718
                                                                 ------------

Switzerland - 0.1%
Compagnie Financiere Richemont AG - ADR               281,100             728
                                                                 ------------

Taiwan - 8.5%
Acer, Inc.                                            574,063             736
Advanced Semiconductor Engineering, Inc. (AE)         181,000             124
Advantech Co., Ltd.                                   258,315             505
Asustek Computer, Inc.                                434,000             958
AU Optronics Corp.                                     98,250             114
Basso Industry Corp.                                  218,000             420
Benq Corp.                                            112,200             121
Catcher Technology Co., Ltd.                           64,400             167
Cathay Financial Holding Co., Ltd.                  1,213,140           1,999
Cathay Real Estate Development Co., Ltd.              404,000             201
Cheng Shin Rubber Industry Co., Ltd.                  435,112             554
China Motor Corp., Ltd.                               147,000             165
China Steel Corp.                                   1,402,425           1,209
China Steel Corp. - GDR                                52,731             904
China Steel Corp. - GDR                                63,756           1,093
Chinatrust Financial Holding Co.                    1,946,770           1,987
Chunghwa Telecom Co., Ltd.                          1,179,000           1,856
Compal Electronics, Inc.                            4,671,150           4,659
Compal Electronics, Inc. - GDR                         31,219             140
D-Link Corp.                                          102,983             106
Eva Airways Corp.                                   1,235,687             458
Evergreen Marine Corp.                                313,200             230
Far Eastern Department Stores Co., Ltd.               379,000             173
Far Eastern Textile Co., Ltd.                       3,402,250           1,812
Faraday Technology Corp.                              228,647             343
First Financial Holding Co., Ltd. (AE)              1,363,000             902
Formosa Plastics Corp.                                390,607             542
Fubon Financial Holding Co., Ltd.                   1,062,000             875
Gigabyte Technology Co., Ltd.                         987,500           1,264
HON HAI Precision Industry                            783,100           2,822
Hung Poo Real Estate Development Corp.                 89,000              68
Inventec Co., Ltd.                                    215,250             108
Lite-On Technology Corp.                              106,000             102

 46  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Macronix International (AE)                           349,000             109
Mega Financial Holding Co., Ltd.                    1,412,240             881
Nan Ya Plastics Corp.                                 396,829             530
Phoenixtec Power Co., Ltd.                            565,629             516
POU Chen Corp.                                        143,000             127
Premier Image Technology Corp.                        630,000             565
Quanta Computer, Inc.                                 610,517             988
Realtek Semiconductor Corp.                           108,072             103
Ritek Corp.                                         1,885,000             735
Siliconware Precision Industries Co.                  155,000             103
Sunplus Technology Co., Ltd.                          401,000             519
Taishin Financial Holdings Co., Ltd.                  814,000             623
Taiwan Cellular Corp.                               1,458,520           1,313
Taiwan Semiconductor Manufacturing Co., Ltd.        4,663,088           5,884
Tatung Co., Ltd. (AE)                                 309,000             122
Teco Electric and Machinery Co., Ltd.               1,123,000             330
Uni-President Enterprises Corp.                       273,000             120
United Microelectronics Corp.                         448,881             287
Via Technologies, Inc.                                673,000             483
Winbond Electronics Corp. (AE)                        248,000             102
Yageo Corp. (AE)                                    1,007,000             416
Yuanta Core Pacific Securities Co.                    329,088             197
Yulon Motor Co.                                       137,025             121
                                                                 ------------
                                                                       42,891
                                                                 ------------

Thailand - 3.7%
Advanced Info Service PCL                             271,500             592
Airports of Thailand PCL (AE)                         801,100             999
Bangkok Bank PCL (AE)                                 573,300           1,319
Bangkok Bank PCL (AE)                                 185,600             413
Bank of Ayudhya (Alien Market) (AE)                   223,400              62
Bank of Ayudhya PCL (AE)                            3,640,500           1,014
BEC World PCL                                         656,000             281
Charoen Pokphand Foods PCL                          3,243,700             280
CP Seven Eleven PCL                                   205,200             313
Delta Electronics Thai PCL                            487,848             236
Hana Microelectronics PCL                           1,097,850             534
Kasikornbank PCL (AE)                                 249,500             282
Kasikornbank PCL (AE)                                 949,400           1,092
Kiatnakin Finance PCL                                 463,000             362
Kiatnakin Finance PCL                                  46,000              36
Land and Houses PCL                                   885,000             208
National Petrochemical PCL                            517,000           1,377
PTT Exploration & Production PCL                      311,200           2,170
PTT PCL                                               559,000           2,003
Shin Corp. PCL                                      2,020,100           1,749
Siam Cement PCL                                       336,700           1,989
Siam City Cement PCL                                   33,300             169

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Siam Commercial Bank PCL                              290,000             319
Siam Commercial Bank PCL                              644,700             702
Thai Airways International PCL                        210,900             268
                                                                 ------------
                                                                       18,769
                                                                 ------------

Turkey - 2.6%
Akbank TAS                                        627,186,528           2,586
Anadolu Efes Biracilik Ve Malt Sanayii AS          98,750,274           1,359
Dogan Yayin Holding (AE)                          292,448,256             996
Dogus Otomotiv Servis ve Ticaret AS (AE)           47,237,100             179
Eregli Demir ve Celik Fabrikalari TAS             397,841,664           1,234
Ford Otomotiv Sanayi AS                           244,000,000           1,846
Haci Omer Sabanci Holding AS                      202,300,368             641
Hurriyet Gazeteci                                 333,314,432             608
Migros Turk TAS                                   164,064,992             878
Tupras Turkiye Petrol Rafine                       91,685,000             669
Turkcell Iletisim Hizmet AS                       273,387,112           1,118
Turkcell Iletisim Hizmet AS - ADR (z)                   2,400              72
Turkiye Garanti Bankasi AS                        281,411,504             873
Turkiye IS Bankasi                                 69,479,120             268
                                                                 ------------
                                                                       13,327
                                                                 ------------

United Kingdom - 3.2%
Anglo American PLC (AE)                               370,898           7,896
Antofagasta PLC                                        94,536           1,720
Genesis Smaller Companies Fund (AE)                   175,784           4,802
Old Mutual PLC                                        510,579             970
Old Mutual PLC                                          2,300               4
SABMiller PLC                                          54,000             689
                                                                 ------------
                                                                       16,081
                                                                 ------------

United States - 0.2%
Associates Corp. of North America (AE)              1,936,000             444
Utstarcom, Inc. (AE)(z)                                44,600             814
                                                                 ------------
                                                                        1,258
                                                                 ------------

Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              14
                                                                 ------------

                                                       Emerging Markets Fund  47

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Zimbabwe - 0.0%
Delta Corp., Ltd.                                   1,051,425             148
OK Zimbabwe                                         5,965,491              40
                                                                 ------------
                                                                          188
                                                                 ------------

TOTAL COMMON STOCKS
(cost $367,965)                                                       429,950
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.6%
(Number of Contracts)
Brazil - 0.1%
Bovespa Index Futures
   Aug 2004 19,803.72 (BRL) Call (140)                  2,741             412

South Korea - 0.5%
Kospi 200 Index Futures
   Sep 2004 89.36 (KRW) Call (261)                      9,963           2,873
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2,953)                                                           3,285
                                                                 ------------
                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
PREFERRED STOCKS - 8.2%
Brazil - 7.8%
Aracruz Celulose SA                                    76,700             268
Banco Bradesco SA                                      29,155           1,348
Banco Itau Holding Financeira SA                   29,559,765           2,746
Brasil Telecom Participacoes SA                    23,832,700             143
Brasil Telecom SA                                     178,664               1
Braskem SA (AE)                                    51,250,000           1,033
Caemi Mineracao e Metalurgica SA                      421,300             186
Centrais Eletricas Brasileiras SA                  58,057,500             794
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar - ADR (z)                                    38,900             737
Cia de Bebidas das Americas                         7,681,300           1,589
Cia de Bebidas das Americas - ADR (z)                  60,900           1,252
Cia de Tecidos do Norte de Minas - Coteminas        6,342,040             499
Cia Energetica de Minas Gerais                    126,650,824           2,324
Cia Siderurgica de Tubarao                         18,800,000             688
Cia Suzano de Papel e Celulose                        392,016           1,807

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cia Vale do Rio Doce                                   28,476           1,255
Cia Vale do Rio Doce - ADR                             47,900           2,112
Empresa Brasileira de Aeronautica SA                  103,300             742
Empresa Brasileira de Aeronautica SA - ADR              8,300             237
Gerdau SA                                              60,396             859
Klabin SA                                             758,800           1,090
NET Servicos de Comunicacao SA (AE)                   610,100             129
Petroleo Brasileiro SA                                229,160           5,896
Petroleo Brasileiro SA - ADR (z)                       89,700           2,315
Sadia SA                                              170,000             245
Tele Norte Leste Participacoes SA                  55,278,416             727
Tele Norte Leste Participacoes SA - ADR (z)            48,600             635
Telecomunicacoes Brasileiras SA - ADR                  16,929             489
Telesp Celular Participacoes SA (AE)              243,838,432             653
Telesp Celular Participacoes SA - ADR (AE)(z)         115,700             764
Uniao de Bancos Brasileiros SA                      4,458,600             195
Uniao de Bancos Brasileiros SA - GDR (z)              121,400           2,636
Usinas Siderurgicas de Minas Gerais SA                 88,300           1,255
Votorantim Celulose e Papel SA                     31,687,000           2,265
                                                                 ------------
                                                                       39,914
                                                                 ------------

South Korea - 0.4%
Hyundai Motor Co.                                      43,890             982
Samsung Electronics Co., Ltd.                           5,020           1,235
                                                                 ------------
                                                                        2,217
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $34,952)                                                         42,131
                                                                 ------------

 48  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.1%

United States - 8.1%
Frank Russell Investment Company
   Money Market Fund                               22,036,000          22,036
Frank Russell Investment Company
   Money Market Fund (N)                            7,215,180           7,215
State Street Securities Lending Quality Trust
   (N)                                              8,306,300           8,306
United States Treasury Bill (c)(y)(s)
   1.271% due 09/09/04                                  3,700           3,695
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $41,252)                                                         41,252
                                                                 ------------

TOTAL INVESTMENTS - 101.9%
(identified cost $447,122)                                            516,618

OTHER ASSETS AND LIABILITIES
NET - (1.9%)                                                           (9,786)
                                                                 ------------

NET ASSETS - 100.0%                                                   506,832
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  49

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 08/04 (39)                           3,055               (9)

JSE-40 Index (South Africa)
   expiration date 09/04 (105)                          1,579               22

JSE-40 Index (South Africa)
   expiration date 03/05 (260)                          3,992             (272)

SIMEX Index (Taiwan)
   expiration date 08/04 (239)                          5,418              161
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  (98)
                                                                  ============

                                                   NOTIONAL          MARKET
OPTIONS WRITTEN                                     AMOUNT           VALUE
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Brazil - 0.0%
Bovespa Index Futures
   Aug 2004 19,803.72 (BRL) Put (140)                   2,741              (42)

South Korea - 0.6%
Kospi 200 Index Futures
   Sep 2004 89.36 (KRW) Put (261)                       9,963           (2,238)
                                                                  ------------

Total Liability for Options Written (premiums
   received $1,170)                                                     (2,280)
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 50  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                              UNREALIZED
                                                             APPRECIATION
       AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
        SOLD                  BOUGHT             DATE             $
--------------------   --------------------   -----------   --------------
USD              147      BRL           446    08/03/04                 --
USD              741      BRL         2,400    09/15/04                 35
USD            2,183      BRL         7,100    09/15/04                113
USD              208      CZK         5,467    08/04/04                 (1)
USD               86      HKD           669    08/02/04                 --
USD               11      IDR        99,872    08/03/04                 --
USD               29      ILS           130    08/02/04                 --
USD               41      ILS           186    08/02/04                 --
USD               67      ILS           303    08/02/04                 --
USD            3,088      KRW     3,600,000    09/15/04                (23)
USD            7,195      KRW     8,400,000    09/15/04                (42)
USD               20      MXN           224    08/02/04                 --
USD              122      MXN         1,396    08/02/04                 --
USD               25      MYR            96    08/02/04                 --
USD              111      MYR           423    08/02/04                 --
USD              118      MYR           446    08/02/04                 --
USD               57      MYR           215    08/04/04                 --
USD                6      THB           239    08/03/04                 --
USD               98      THB         4,066    08/03/04                 --
USD                7      THB           310    08/04/04                 --
USD               46      ZAR           288    08/04/04                 --
USD              110      ZAR           687    08/04/04                  1
USD              392      ZAR         2,453    08/04/04                 --
USD              447      ZAR         3,000    09/15/04                 32
USD            1,308      ZAR         8,000    09/15/04                (32)
USD            3,575      ZAR        24,000    09/15/04                254
BRL                1      USD            --    08/02/04                 --
BRL               35      USD            12    08/02/04                 --
BRL              102      USD            34    08/02/04                 --
BRL              304      USD           100    08/02/04                 --
BRL              355      USD           117    08/02/04                 --
BRL              423      USD           139    08/02/04                 --
BRL              583      USD           192    08/02/04                 --
BRL            1,620      USD           532    08/02/04                 (2)
BRL               40      USD            13    08/03/04                 --
BRL              125      USD            41    08/03/04                 --
BRL              225      USD            74    08/03/04                 --
BRL              258      USD            85    08/03/04                 --
HKD               94      USD            12    08/02/04                 --
HKD              312      USD            40    08/03/04                 --
IDR          436,798      USD            47    08/02/04                 --
IDR          167,141      USD            18    08/03/04                 --
IDR          208,545      USD            23    08/03/04                 --
ILS               26      USD             6    08/02/04                 --
MXN            3,744      USD           328    08/02/04                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                              UNREALIZED
                                                             APPRECIATION
       AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
        SOLD                  BOUGHT             DATE             $
--------------------   --------------------   -----------   --------------
MYR              182      USD            48    08/02/04                 --
MYR               70      USD            18    08/04/04                 --
THB            1,588      USD            38    08/03/04                 --
THB            2,037      USD            49    08/03/04                 --
THB            2,058      USD            50    08/03/04                 --
THB            3,898      USD            94    08/03/04                 --
THB           26,476      USD           638    08/03/04                 (3)
THB            3,528      USD            85    08/05/04                 --
TRL      145,751,285      USD            99    08/02/04                (47)
TRL      344,233,063      USD           236    08/02/04               (108)
TRL      632,864,393      USD           428    08/02/04               (205)
ZAR              259      USD            41    08/02/04                 (1)
ZAR              428      USD            68    08/03/04                 (1)
ZAR              306      USD            49    08/04/04                 --
ZAR              571      USD            91    08/04/04                 (1)
ZAR              616      USD            98    08/04/04                 (1)
ZAR              409      USD            65    08/05/04                 --
                                                            --------------

                                                                       (32)
                                                            ==============

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  51

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

                                                     % OF           MARKET
                                                     NET            VALUE
INDUSTRY DIVERSIFICATION                            ASSETS            $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Auto and Transportation                                   5.5          27,624
Consumer Discretionary                                    5.0          25,513
Consumer Staples                                          4.9          24,778
Financial Services                                       16.7          84,786
Health Care                                               0.9           4,565
Integrated Oils                                           5.7          28,697
Materials and Processing                                 17.2          86,779
Miscellaneous                                             5.0          25,400
Options                                                   0.6           3,285
Other Energy                                              5.8          29,533
Producer Durables                                         6.0          30,609
Technology                                                7.4          37,283
Utilities                                                13.1          66,514
Short-Term Investments                                    8.1          41,252
                                                 ------------    ------------
Total Investments                                       101.9         516,618
Other Assets and Liabilities, net                        (1.9)         (9,786)
                                                 ------------    ------------

Net Assets                                              100.0         506,832
                                                 ============    ============

                                                     % OF           MARKET
                                                     NET            VALUE
GEOGRAPHIC DIVERSIFICATION                          ASSETS            $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Africa                                                    7.9          40,097
Asia                                                     47.6         241,100
Europe                                                   12.6          64,134
Latin America                                            18.6          94,162
Middle East                                               3.7          18,710
United Kingdom                                            2.3          11,279
Options                                                   0.6           3,285
Other                                                     0.5           2,599
Short-Term Investments                                    8.1          41,252
                                                 ------------    ------------
Total Investments                                       101.9         516,618
Other Assets and Liabilities, net                        (1.9)         (9,786)
                                                 ------------    ------------

Net Assets                                              100.0         506,832
                                                 ============    ============

See accompanying notes which are an integral part of the financial statements.

 52  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 98.1%
Apartment - 18.3%
Affordable Residential Communities (o)(z)              90,000           1,377
Apartment Investment & Management Co. Class A
   (o)                                                357,900          11,442
Archstone-Smith Trust (o)(z)                        1,303,907          38,374
AvalonBay Communities, Inc. (o)                       667,800          38,866
BRE Properties Class A (o)                            335,700          11,632
Camden Property Trust (o)                             196,900           8,861
Equity Residential (o)                              1,888,700          55,811
Essex Property Trust, Inc. (o)                        142,800           9,411
Pennsylvania Real Estate Investment Trust (o)(z)      266,521           9,294
Summit Properties, Inc. (o)(z)                        322,100           8,310
Sun Communities, Inc. (o)                              52,200           1,963
United Dominion Realty Trust, Inc. (o)(z)             419,600           8,136
                                                                 ------------
                                                                      203,477
                                                                 ------------

Health Care - 3.2%
Health Care REIT, Inc. (o)(z)                          92,200           2,975
Healthcare Realty Trust, Inc. (o)                     147,000           5,310
LTC Properties, Inc. (o)(z)                             1,000              17
National Health Investors, Inc. (o)(z)                154,500           4,238
Omega Healthcare Investors, Inc. (o)(z)               210,000           2,048
Senior Housing Properties Trust (o)(z)                497,000           8,300
Ventas, Inc. (o)(z)                                   497,800          12,704
                                                                 ------------
                                                                       35,592
                                                                 ------------
Hotels/Leisure - 9.5%
Fairmont Hotels & Resorts, Inc.                       119,600           3,080
Hilton Hotels Corp. (z)                             1,637,000          29,188
Hospitality Properties Trust (o)(z)                    56,000           2,233
Host Marriott Corp. (o)                             2,419,000          31,326
La Quinta Corp. (z)                                   613,100           4,696
LaSalle Hotel Properties (o)                          150,900           3,884
Starwood Hotels & Resorts Worldwide, Inc.             678,183          30,518
Strategic Hotel Capital, Inc. (AE)(o)(z)               66,500             961
                                                                 ------------
                                                                      105,886
                                                                 ------------

Leasing - 0.7%
Glenborough Realty Trust, Inc. (o)                    215,700           3,943
iStar Financial, Inc. (o)                             100,000           3,800
                                                                 ------------
                                                                        7,743
                                                                 ------------
Office/Industrial - 33.6%
Alexandria Real Estate Equities, Inc. (o)             111,800           6,718

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AMB Property Corp. (o)                                368,500          12,949
American Financial Realty Trust (o)                   998,400          13,229
Arden Realty, Inc. (o)                                400,200          12,166
Boston Properties, Inc. (o)                           694,200          36,723
Brandywine Realty Trust (o)(z)                         31,500             860
Brookfield Properties Co.                             766,600          23,496
CarrAmerica Realty Corp. (o)                          251,600           7,671
Catellus Development Corp. (o)                      1,244,171          31,104
Centerpoint Properties Trust (o)(z)                   260,400           9,994
Corporate Office Properties Trust (o)(z)               84,000           2,128
Crescent Real Estate Equities Co. (o)(z)              368,800           5,794
Duke Realty Corp. (o)                                 127,000           3,907
Equity Office Properties Trust (o)                    842,100          21,852
First Potomac Realty Trust (o)(z)                      33,500             663
Highwoods Properties, Inc. (o)(z)                     525,000          12,180
HRPT Properties Trust (o)                             463,153           4,664
Kilroy Realty Corp. (o)(z)                            296,500          10,496
Liberty Property Trust (o)                            689,200          26,465
Mack-Cali Realty Corp. (o)                            673,900          27,563
Plum Creek Timber Co., Inc. (o)(z)                    394,100          12,367
Prentiss Properties Trust (o)(z)                      195,000           6,681
Prologis (o)                                        1,918,600          65,309
PS Business Parks, Inc. (o)                           110,000           4,422
SL Green Realty Corp. (o)                             277,800          13,640
                                                                 ------------
                                                                      373,041
                                                                 ------------

Outlet Centers - 2.2%
Chelsea Property Group, Inc. (o)                      372,200          24,238
                                                                 ------------

Regional Malls - 17.5%
General Growth Properties, Inc. (o)                 1,841,100          55,380
Macerich Co. (The) (o)                                461,300          22,096
Mills Corp. (The) (o)(z)                               83,300           3,798
Rouse Co. (The) (o)                                   663,200          32,364
Simon Property Group, Inc. (o)                      1,470,800          75,907
Taubman Centers, Inc. (o)                             210,000           4,851
                                                                 ------------
                                                                      194,396
                                                                 ------------

Self Storage - 1.9%
Public Storage, Inc. (o)                              268,100          12,636
Shurgard Storage Centers, Inc. Class A (o)            226,300           8,373
                                                                 ------------
                                                                       21,009
                                                                 ------------

                                                 Real Estate Securities Fund  53

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Shopping Center - 11.2%
Developers Diversified Realty Corp. (o)               712,800          25,575
Federal Realty Investment Trust (o)                   451,300          19,045
Inland Real Estate Corp. (o)                          220,900           2,887
Kimco Realty Corp. (o)                                147,000           7,071
Pan Pacific Retail Properties, Inc. (o)               381,500          19,304
Realty Income Corp. (o)(z)                             38,500           1,560
Regency Centers Corp. (o)                             588,700          25,020
Urstadt Biddle Properties, Inc. Class A (o)(z)         18,300             248
Vornado Realty Trust (o)                              420,100          24,404
                                                                 ------------
                                                                      125,114
                                                                 ------------

TOTAL COMMON STOCKS
(cost $814,822)                                                     1,090,496
                                                                 ------------

SHORT-TERM INVESTMENTS - 3.8%
Frank Russell Investment Company Money Market
   Fund                                            20,345,000          20,345
Frank Russell Investment Company Money Market
   Fund (N)                                        10,393,605          10,394
State Street Securities Lending Quality Trust
   (N)                                             11,965,385          11,965
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $42,704)                                                         42,704
                                                                 ------------

TOTAL INVESTMENTS - 101.9%
(identified cost $857,526)                                          1,133,200

OTHER ASSETS AND LIABILITIES
NET - (1.9%)                                                          (21,584)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,111,616
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 54  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 69.7%
Asset-Backed Securities - 23.3%
Alter Moneta Receivables LLC (y)
   Series 2003-1 Class NOTE
   2.563% due 03/15/11                                  2,422           2,402
AmeriCredit Automobile Receivables Trust
   Series 2002-C Class A4
   3.550% due 02/12/09                                  3,500           3,524
Amortizing Residential Collateral Trust (E)
   Series 2002-BC5 Class A
   1.770% due 07/25/32                                    437             438
Bank One Issuance Trust
   Series 2002-A2 Class A2
   4.160% due 01/15/08                                  6,000           6,090
   Series 2002-A4 Class A4
   2.940% due 06/16/08                                  2,000           2,009
Bay View Auto Trust
   Series 2003-LJ1 Class A3
   2.430% due 07/25/08                                  1,000             997
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  4,200           4,179
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                  6,040           6,289
   Series 1997-1 Class A8
   6.480% due 12/26/09                                  3,000           3,236
California Infrastructure SCE-1
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  7,450           8,013
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                    613             638
Capital Auto Receivables Asset Trust
   Series 2002-3 Class A3
   3.580% due 10/16/06                                  8,920           9,020
   Series 2002-4 Class A4
   2.640% due 03/17/08                                  2,275           2,273
Capital One Auto Finance Trust
   Series 2001-B Class A4
   4.880% due 09/15/08                                  1,100           1,128
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000           1,039
Capital One Multi-Asset Execution Trust
   Series 2003-A6 Class A6
   2.950% due 08/17/09                                  1,000             995

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Caterpillar Financial Asset Trust
   Series 2002-A Class A3
   3.150% due 02/25/08                                  1,107           1,113
Chase Credit Card Master Trust (E)
   Series 2004-2 Class A
   1.420% due 09/15/09                                  2,500           2,500
Chase Manhattan Auto Owner Trust
   Series 2000-A Class A4
   6.260% due 06/15/07                                  1,403           1,405
   Series 2002-B Class A4
   4.210% due 01/15/09                                  8,600           8,750
Chemical Master Credit Card Trust 1
   Series 1996-2 Class A
   5.980% due 09/15/08                                  4,000           4,166
CIT Equipment Collateral
   Series 2003-VT1 Class A3B
   1.630% due 04/20/07                                    500             496
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                  1,500           1,483
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                  1,000           1,042
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                  1,000           1,038
Citibank Credit Card Issuance Trust
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,500           1,572
   Series 2002-A3 Class A3
   4.400% due 05/15/07                                  4,805           4,886
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             976
   Series 2003-A5 Class A5
   2.500% due 04/07/08                                  1,700           1,689
   Series 2004-A1 Class A1
   2.550% due 01/20/09                                  2,850           2,800
CNH Equipment Trust
   Series 2003-A Class A3B
   1.890% due 07/16/07                                  1,000             996
CNH Wholesale Master Note Trust (E)
   Series 2003-1 Class A
   1.580% due 08/15/08                                  2,000           1,999
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  3,282           3,309

                                                        Short Term Bond Fund  55

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1 Class A5
   6.210% due 12/30/11                                  1,000           1,088
Corporate-Backed Trust Certificates
   Series 2004-DB5 Class AVI
   1.600% due 08/25/34                                  3,100           3,100
Daimler Chrysler Auto Trust
   Series 2001-D Class A4
   3.780% due 02/06/07                                  3,000           3,030
   Series 2002-B Class A4
   3.530% due 12/06/07                                  4,000           4,042
   Series 2003-B Class A3
   2.250% due 08/08/07                                  4,100           4,081
Discover Card Master Trust I
   Series 1996-3 Class A
   6.050% due 08/18/08                                  2,225           2,334
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-1 Class A
   1.450% due 04/15/07                                  3,000           3,001
Equity One ABS, Inc.
   Series 2004-3 Class AF2
   3.800% due 07/25/34                                  1,350           1,348
Federal Farm Credit Bank
   12.250% due 02/01/07                                 4,492           5,115
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2003-FF3 Class 2A1
   1.570% due 07/25/33                                  2,067           2,068
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.480% due 08/15/08                                  1,000           1,001
Fleet Credit Card Master Trust II
   Series 2000-C Class A
   7.020% due 02/15/08                                  1,211           1,269
   Series 2001-B Class A
   5.600% due 12/15/08                                  3,000           3,137
Ford Credit Auto Owner Trust
   Series 2002-A Class A4A
   4.360% due 09/15/06                                  5,100           5,175
   Series 2002-B Class A4
   4.750% due 08/15/06                                  3,500           3,571
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                  1,170           1,144
Government Trust Certificate
   8.500% due 04/01/06                                    859             911
GS Auto Loan Trust
   Series 2004-1 Class A3
   2.130% due 11/15/07                                  2,000           1,980

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  7,000           6,856
   Series 2003-3 Class A3
   2.140% due 04/23/07                                  2,500           2,489
   Series 2003-5 Class A3
   2.300% due 10/18/07                                  1,000             994
Household Automotive Trust
   Series 2002-2 Class A3
   2.850% due 03/19/07                                  2,047           2,054
Household Private Label Credit Card Master Note
   Trust I
   Series 2001-2 Class A
   4.950% due 06/16/08                                  1,000           1,001
Household Private Label Credit Card Master Note
   Trust I (E)
   Series 2002-2 Class A
   1.550% due 01/18/11                                  1,000           1,001
Hyundai Auto Receivables Trust
   Series 2003-A Class A3
   2.330% due 11/15/07                                  1,500           1,490
Hyundai Auto Receivables Trust (y)
   Series 2002-A Class A3
   2.800% due 02/15/07                                    822             825
Illinois Power Special Purpose Trust
   Series 1998-1 Class A5
   5.380% due 06/25/07                                    855             868
   Series 1998-1 Class A6
   5.540% due 06/25/09                                  4,725           4,944
MBNA Credit Card Master Note Trust
   Series 2001-A1 Class A1
   5.750% due 10/15/08                                  1,000           1,049
MBNA Master Credit Card Trust USA
   Series 1995-C Class A
   6.450% due 02/15/08                                  4,000           4,143
   Series 2000-I Class A
   6.900% due 01/15/08                                  7,157           7,486
Mellon Auto Grantor Trust
   Series 2000-2 Class A
   6.390% due 07/15/07                                    316             317
National City Auto Receivables Trust
   Series 2002-A Class A3
   4.040% due 07/15/06                                    196             197
   Series 2002-A Class A4
   4.830% due 08/15/09                                  2,000           2,042
   Series 2004-A Class A3
   2.110% due 07/15/08                                  1,500           1,482

 56  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Navistar Financial Corp. Owner Trust
   Series 2001-B Class A4
   4.370% due 11/17/08                                  2,500           2,526
   Series 2002-A Class A4
   4.760% due 04/15/09                                  1,150           1,172
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                    946             987
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A3
   1.670% due 09/25/13                                  2,000           1,996
Nissan Auto Receivables Owner Trust
   Series 2003-A Class A3
   1.890% due 12/15/06                                  2,622           2,619
Nordstrom Private Label Credit Card Master Note
   Trust (y)
   Series 2001-1A Class A
   4.820% due 04/15/10                                  3,500           3,616
Onyx Acceptance Grantor Trust
   Series 2000-D Class A4
   6.850% due 08/15/07                                  1,250           1,253
   Series 2002-D Class A4
   3.100% due 07/15/09                                  1,000           1,003
   Series 2003-B Class A3
   1.770% due 05/15/07                                  2,000           1,993
PBG Equipment Trust (y)
   Series 1998-1A Class A
   6.270% due 01/20/12                                  1,481           1,525
Peco Energy Transition Trust
   Series 1999-A Class A4
   5.800% due 03/01/07                                  1,251           1,271
   Series 1999-A Class A6
   6.050% due 03/01/09                                  2,500           2,636
PNC Student Loan Trust I
   Series 1997-2 Class A7
   6.728% due 01/25/07                                  2,285           2,371
Prime Credit Card Master Trust
   Series 2000-1 Class A
   6.700% due 10/15/09                                  1,500           1,576
Provident Auto Lease ABS Trust (y)
   Series 1999-1 Class A2
   7.025% due 01/14/12                                    601             630
PSE&G Transition Funding LLC
   Series 2001-1 Class A2
   5.740% due 03/15/07                                    297             301
   Series 2001-1 Class A3
   5.980% due 06/15/08                                  3,000           3,133
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                  1,683           1,764

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Railcar Leasing L.L.C. (y)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                  1,000           1,100
Regions Auto Receivables Trust
   Series 2003-2 Class A3
   2.310% due 01/15/08                                  1,500           1,493
Residential Asset Mortgage Products, Inc.
   Series 2003-RZ5 Class A2
   3.180% due 03/25/27                                  2,000           1,970
Residential Asset Mortgage Products, Inc. (E)
   Series 2004-RS2 Class AIIB
   1.700% due 02/25/34                                  3,030           3,029
Sears Credit Account Master Trust
   Series 1999-3 Class A
   6.450% due 11/17/09                                  1,933           1,982
   Series 2000-2 Class A
   6.750% due 09/16/09                                  2,000           2,090
SLM Student Loan Trust (y)
   Series 2003-4 Class A5B
   3.390% due 03/15/33                                  3,000           2,953
Standard Credit Card Master Trust
   Series 1995-1 Class A
   8.250% due 01/07/07                                  1,375           1,413
Susquehanna Auto Lease Trust (y)
   Series 2003-1 Class A2
   1.530% due 08/14/05                                    564             564
   Series 2003-1 Class A3
   2.460% due 01/14/07                                  1,000             998
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,631
Triad Auto Receivables Owner Trust
   Series 2002-A Class A4
   3.240% due 08/12/09                                  2,000           2,011
   Series 2003-B Class A3
   2.480% due 03/12/08                                  1,000             995
   Series 2004-A Class A3
   1.900% due 07/14/08                                  1,000             964
USAA Auto Owner Trust
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,700           1,693

                                                        Short Term Bond Fund  57

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vanderbilt Acquisition Loan Trust
   Series 2002-1 Class A1
   3.280% due 01/07/13                                    133             133
Volkswagen Auto Loan Enhanced Trust
   Series 2003-2 Class A3
   2.270% due 10/22/07                                  3,000           2,984
Wachovia Auto Owner Trust
   Series 2004-A Class A4
   3.660% due 07/20/10                                  8,750           8,742
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  2,000           1,965
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                  1,919           2,002
WFS Financial Owner Trust
   Series 2002-3 Class A4
   3.500% due 02/20/10                                  2,000           2,018
   Series 2004-1 Class A3
   2.190% due 06/20/08                                  1,500           1,483
Whole Auto Loan Trust
   Series 2002-1 Class A3
   2.600% due 08/15/06                                    998           1,001
   Series 2003-1 Class A3B
   1.990% due 05/15/07                                  1,900           1,888
   Series 2003-1 Class B
   2.240% due 03/15/10                                    953             950
                                                                 ------------
                                                                      262,547
                                                                 ------------

Corporate Bonds and Notes -14.4%
Abbott Laboratories
   5.625% due 07/01/06                                  1,500           1,574
AIG SunAmerica Global Financing XII (y)
   5.300% due 05/30/07                                  3,360           3,515
Altria Group, Inc.
   7.650% due 07/01/08                                  1,500           1,624
Amsouth Bank NA
   Series BKNT
   2.820% due 11/03/06                                  2,000           1,981
Associates Corp. of North America
   6.250% due 11/01/08                                  1,000           1,080
   Series MTNH
   7.250% due 05/08/06                                  2,000           2,147
   7.240% due 05/17/06                                  1,000           1,074
Bank of America Corp.
   6.375% due 02/15/08                                  3,000           3,245

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Corp. (E)
   1.540% due 08/26/05                                  1,000           1,002
Bank of Montreal
   6.100% due 09/15/05                                  2,000           2,073
   7.800% due 04/01/07                                  1,000           1,104
BankAmerica Corp.
   6.200% due 02/15/06                                    750             791
   7.125% due 03/01/09                                  1,500           1,671
BB&T Corp. (E)
   Series BKNT
   1.732% due 06/04/07                                  3,500           3,504
Bear Stearns Cos., Inc. (The) (E)
   Series MTNB
   1.800% due 06/19/06                                  3,000           3,010
Bristol-Myers Squibb Co.
   4.750% due 10/01/06                                  7,500           7,747
CIT Group, Inc.
   7.375% due 04/02/07                                  5,300           5,802
Citigroup, Inc.
   6.750% due 12/01/05                                  6,500           6,843
Citigroup, Inc. (E)
   1.400% due 06/04/07                                  1,000             999
ConocoPhillips
   8.750% due 05/25/10                                  1,000           1,215
DaimlerChrysler NA Holding Corp. (z)
   6.400% due 05/15/06                                  1,200           1,264
Deutsche Bank Financial, Inc.
   6.700% due 12/13/06                                  1,500           1,612
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             500
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,582
General Electric Capital Corp.
   8.500% due 07/24/08                                  1,000           1,162
   Series MTNA
   8.125% due 04/01/08                                  1,000           1,140
General Electric Capital Corp. (E)
   Series MTNA
   1.900% due 02/03/06                                  2,000           2,005
General Electric Capital Corp. (z)
   Series MTNA
   5.350% due 03/30/06                                  2,500           2,600
General Motors Acceptance Corp.
   6.125% due 09/15/06                                    300             313
General Motors Acceptance Corp. (E)
   2.530% due 04/13/06                                  2,300           2,304
   2.135% due 05/18/06                                    400             401

 58  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Goldman Sachs Group, Inc. (E)
   1.721% due 01/09/07                                  3,000           3,002
   Series MTNB
   1.980% due 07/23/09                                  2,000           2,003
GTE Corp.
   6.360% due 04/15/06                                  2,000           2,104
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                                  1,500           1,642
Heller Financial, Inc.
   6.375% due 03/15/06                                  1,000           1,053
Household Finance Corp.
   5.750% due 01/30/07                                  2,260           2,385
   4.625% due 01/15/08                                  7,200           7,366
iStar Financial, Inc.
   Series B
   4.875% due 01/15/09                                    500             492
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,577
KFW International Finance
   Series DTC
   5.250% due 06/28/06                                  2,000           2,095
Lehman Brothers, Inc.
   6.625% due 02/15/08                                  1,500           1,634
Lehman Brothers Holdings, Inc.
   8.250% due 06/15/07                                  3,500           3,943
Merck & Co., Inc.
   5.250% due 07/01/06                                  2,000           2,090
Metropolitan Life Global Funding I (y)
   4.250% due 07/30/09                                  1,500           1,493
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,319
Morgan Stanley
   3.875% due 01/15/09                                  1,000             982
Morgan Stanley (E)
   1.730% due 01/12/07                                  1,000           1,001
   1.785% due 07/27/07                                  1,500           1,499
National City Bank
   Series BKNT
   2.700% due 08/24/09                                  2,500           2,434
National Rural Utilities Cooperative Finance
   Corporation
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,359
New York Life Global Funding (E)(y)
   1.350% due 02/26/07                                  2,500           2,500
Nordea Bank Finland PLC NY
   6.500% due 01/15/06                                  3,000           3,160
Principal Life Global Funding I (y)
   5.125% due 06/28/07                                  2,000           2,089

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SLM Corp.
   Series MTNA
   5.625% due 04/10/07                                  6,685           7,037
SouthTrust Bank (E)
   Series BKNT
   1.420% due 12/14/05                                  3,000           2,999
Sprint Capital Corp.
   7.125% due 01/30/06                                  1,000           1,058
   6.125% due 11/15/08                                    100             106
SunAmerica, Inc.
   6.750% due 10/01/07                                  3,850           4,184
Suntrust Bank (E)
   Series BKNT
   1.600% due 10/03/05                                  2,000           2,001
Swiss Bank Corp. NY
   7.250% due 09/01/06                                  1,500           1,626
Tosco Corp.
   7.250% due 01/01/07                                  1,500           1,629
Toyota Motor Credit Corp.
   2.750% due 08/06/09                                  4,000           3,938
Unilever Capital Corp.
   7.125% due 11/01/10                                  1,000           1,137
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  3,000           3,137
US Bank National Association (E)
   1.360% due 12/05/05                                  1,500           1,500
US Central Credit Union
   2.750% due 05/30/08                                  1,000             963
Wachovia Corp. (E)
   Series *
   1.516% due 07/20/07                                  3,500           3,499
Washington Mutual Financial Corp.
   6.250% due 05/15/06                                  1,745           1,847
   7.250% due 06/15/06                                  3,005           3,239
Waste Management, Inc.
   7.100% due 08/01/26                                  1,175           1,259
Wells Fargo & Co.
   Series MTNH
   6.750% due 10/01/06                                    500             539
Wells Fargo & Co. (E)
   1.610% due 09/15/06                                  3,000           3,003
                                                                 ------------
                                                                      162,807
                                                                 ------------

Emerging Markets Debt - 0.5%
Brazilian Government International Bond
   10.000% due 01/16/07                                 1,800           1,940

                                                        Short Term Bond Fund  59

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brazilian Government International Bond (E)
   2.063% due 04/15/06                                    832             827
   2.125% due 04/15/09                                    118             110
Panama Government International Bond
   8.250% due 04/22/08                                  1,300           1,420
Peru Government International Bond
   9.125% due 01/15/08                                  1,000           1,100
                                                                 ------------
                                                                        5,397
                                                                 ------------

International Debt - 2.8%
Abbey National PLC
   6.690% due 10/17/05                                  2,000           2,092
European Investment Bank
   Series DTC
   5.625% due 01/24/06                                    575             601
France Telecom Step Up Bond
   8.200% due 03/01/06                                  1,200           1,284
HBOS Treasury Services PLC (E)
   1.670% due 01/12/07                                  2,500           2,503
HBOS Treasury Services PLC (y)
   3.750% due 09/30/08                                  1,000             991
HSBC Bank PLC
   7.625% due 06/15/06                                  1,650           1,803
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,059
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,662
Interstar Millennium Trust (E)
   Series 2004-2G Class A
   1.720% due 03/14/36                                  2,457           2,457
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,237
National Westminster Bank PLC
   7.375% due 10/01/09                                  1,000           1,140
National Westminster Bank PLC (E)
   1.740% due 10/14/09                                  2,500           2,503
Province of British Columbia
   4.625% due 10/03/06                                  2,000           2,058
Province of Manitoba Canada
   4.250% due 11/20/06                                  1,000           1,028
Province of Ontario
   7.000% due 08/04/05                                  1,500           1,571
   5.500% due 10/01/08                                  1,500           1,593
Province of Quebec
   6.500% due 01/17/06                                  1,560           1,639
Telefonica Europe BV
   7.350% due 09/15/05                                  2,700           2,839
                                                                 ------------
                                                                       32,060
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Mortgage-Backed Securities -14.0%
Asset Backed Securities Corp. Home Equity (E)
   Series 2002-HE1 Class M1
   2.480% due 03/15/32                                  1,400           1,408
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  1,931           1,884
Bank of America Mortgage Securities
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    775             788
Bank of America Mortgage Securities (E)
   Series 2002-K Class 2A1
   5.660% due 10/20/32                                    116             118
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-9 Class 2A
   5.297% due 10/25/32                                     42              42
   Series 2003-1 Class 5A1
   5.448% due 04/25/33                                    770             776
Bear Stearns Adjustable Rate Mortgage Trust (E)
   Series 2003-8 Class 2A1
   4.920% due 01/25/34                                  1,106           1,112
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                  1,131           1,125
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    693             726
   Series 1999-C1 Class A2
   6.020% due 02/14/31                                  2,000           2,143
   Series 2001-TOP4 Class A1
   5.060% due 11/15/16                                    913             942
   Series 2003-PWR2 Class A1
   3.432% due 05/11/39                                    906             895
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,498           1,475
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                  1,124           1,095

 60  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chevy Chase Home Loan Trust
   Series 1996-1 Class A
   7.150% due 05/15/15                                    424             425
Community Mortgage
   Series 2004-LB2A Class A2
   3.600% due 03/10/39                                  1,000             975
Contimortgage Home Equity Trust 1998-3
   Series 1998-2 Class A7
   6.570% due 03/15/23                                  1,089           1,093
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                    925             955
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                  1,463           1,504
Countrywide Asset-Backed Certificates (E)
   Series 2004-6 Class 2A1
   1.640% due 10/25/21                                  2,369           2,369
CS First Boston Mortgage Securities Corp.
   Series 2002-AR27 Class 2A2
   5.697% due 10/25/32                                    139             141
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000             991
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                  1,091           1,074
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                  2,787           2,734
CS First Boston Mortgage Securities Corp. (y)
   Series 2002 P3 Class A
   2.361% due 08/25/33                                    732             734
Federal Home Loan Mortgage Corp.
   9.000% due 2005                                          3               3
   4.000% due 2007                                      1,567           1,568
   4.000% due 2008                                      1,415           1,417
   4.500% due 2008                                      1,718           1,738
   5.500% due 2008                                        242             251
   6.500% due 2008                                        222             233
   5.500% due 2009                                        530             548
   6.000% due 2009                                        346             363
   6.500% due 2009                                        751             796
   6.000% due 2010                                        305             319
   8.000% due 2010                                        124             127
   6.000% due 2011                                        924             968
   6.000% due 2013                                        226             237
   5.500% due 2014                                        994           1,025
   6.000% due 2014                                        241             252

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2016                                      1,043           1,091
   5.500% due 2017                                      1,464           1,506
   5.000% due 2018                                        845             852
   6.000% due 2028                                        196             201
   5.500% due 2029                                      1,273           1,286
   6.000% due 2029                                        428             441
   6.000% due 2031                                        586             602
   6.000% due 2032                                        832             855
   6.500% due 2032                                        251             263
   6.000% due 2033                                      1,359           1,397
   Series 1993-1645 Class PD
   4.500% due 09/15/08                                    304             310
   Series 2003-2557 Class MA
   4.500% due 07/15/16                                    740             749
   Series 2003-2559 Class PB
   5.500% due 08/15/30                                    578             585
   Series 2003-2580 Class QK
   4.000% due 04/15/22                                  1,500           1,515
   Series 2003-2638 Class NK
   4.000% due 02/15/15                                  2,200           2,224
   Series 2003-2715 Class OJ
   3.500% due 03/15/11                                  3,000           3,022
   Series 2004-2760 Class EA
   4.500% due 04/15/13                                  2,000           2,035
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H009 Class A2
   1.876% due 03/15/08                                  1,059           1,033
Federal National Mortgage Association
   30 Year TBA (o)
   5.500%                                               6,000           6,015
   6.000% due 2008                                        190             200
   5.500% due 2009                                      4,461           4,604
   6.000% due 2010                                        387             405
   6.500% due 2010                                        269             284
   6.000% due 2011                                        372             391
   6.500% due 2011                                        254             269
   4.500% due 2013                                      4,030           4,050
   5.000% due 2013                                      4,224           4,333
   5.500% due 2013                                        595             619
   6.000% due 2013                                        753             788
   6.000% due 2014                                      3,608           3,776
   5.500% due 2016                                      4,505           4,638
   5.000% due 2017                                        134             135
   5.500% due 2017                                     10,164          10,465
   6.000% due 2017                                        375             392
   5.000% due 2018                                      5,950           6,002
   5.500% due 2022                                      1,834           1,869
   6.000% due 2033                                         58              60

                                                        Short Term Bond Fund  61

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.500% due 2034                                        196             197
   Series 1994-1 Class K
   6.500% due 06/25/13                                    417             426
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    903             919
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                  1,762           1,779
   Series 2003-92 Class BR
   5.000% due 04/25/14                                  2,300           2,340
   Series 2004-21 Class QA
   4.000% due 11/25/17                                  3,500           3,541
Federal National Mortgage Association-Aces
   Series 1998-M1 Class A2
   6.250% due 01/25/08                                  2,721           2,896
GE Capital Commercial Mortgage Corp.
   Series 2001-2 Class A1
   5.260% due 08/11/33                                    611             611
   Series 2001-3 Class A1
   5.560% due 06/10/38                                    898             941
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  3,500           3,493
Government National Mortgage Association I
   7.000% due 2007                                          9              10
   6.000% due 2008                                        186             195
   9.500% due 2017                                          1               1
Government National Mortgage Association II (E)
   4.750% due 2027                                        220             223
   3.000% due 2032                                        531             531
   3.000% due 2034                                        497             489
GSAMP Trust (E)
   Series 2004-SEA2 Class A2A
   1.740% due 03/25/34                                  1,718           1,717
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.492% due 06/25/34                                  3,200           3,169
Impac CMB Trust (E)
   Series 2004-2 Class A2
   1.700% due 04/25/34                                  1,199           1,194
Irwin Home Equity (E)
   Series 2002-1 Class 2A1
   1.740% due 06/25/29                                     68              68
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    888             887

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                    859             844
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  2,238           2,176
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                    163             170
Mellon Residential Funding Corp. (E)
   Series 2000-TBC2 Class A1
   1.620% due 06/15/30                                  2,016           2,004
Morgan Stanley Capital I
   Series 1998-WF2 Class A1
   6.340% due 07/15/30                                    259             267
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,807           1,785
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    945             925
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP5 Class A1
   5.020% due 10/15/35                                    702             721
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    500             533
   Series 2002-IQ2 Class A1
   4.090% due 12/15/35                                    816             827
Morgan Stanley Dean Witter Capital I (E)
   Series 2002-HE1 Class A2
   1.780% due 07/25/32                                    111             111
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   1.850% due 02/25/34                                    526             525
   Series 2004-CL1 Class 2A2
   1.700% due 02/25/19                                    130             130
Renaissance Home Equity Loan Trust (E)
   Series 2004-2 Class AF1
   1.650% due 07/25/34                                  3,535           3,536
Residential Funding Mortgage Sec I
   Series 2002-SA2 Class A1
   5.610% due 09/25/32                                     47              47
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                  2,047           1,997
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   1.740% due 09/19/32                                    235             236

 62  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                    357             370
United Mortgage Securities Corp.
   Series 1993-1 Class AA
   4.235% due 09/25/33                                    233             234
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    629             650
Wachovia Bank Commercial Mortgage Trust
   Series 2002-C2 Class A2
   4.043% due 11/15/34                                  2,229           2,209
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                    868             854
Washington Mutual
   Series 2001-1 Class A
   3.551% due 01/25/41                                     38              38
   Series 2002-AR10 Class A6
   4.820% due 10/25/32                                  1,614           1,629
   Series 2002-AR4 Class A1
   5.498% due 04/26/32                                    270             275
Washington Mutual (E)
   Series 2002-AR9 Class 1A
   2.638% due 08/25/42                                  2,997           2,997
Washington Mutual MSC Mortgage Pass-Through
   Certificates (E)
   Series 2002-AR2 Class 2A1
   6.190% due 07/25/32                                     69              70
                                                                 ------------
                                                                      158,418
                                                                 ------------

United States Government Agencies - 0.3%
Federal Home Loan Bank System
   5.925% due 04/09/08                                  1,600           1,723
   Zero Coupon due 04/27/10                             1,097           1,035
Federal Home Loan Mortgage Corp.
   5.810% due 04/04/08                                  1,000           1,072
                                                                 ------------
                                                                        3,830
                                                                 ------------

United States Government Treasuries - 14.4%
United States Treasury Inflation Indexed Bonds
   3.625% due 01/15/08                                  7,373           8,070

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Note
   2.500% due 05/31/06                                  6,500           6,487
   2.750% due 06/30/06                                  4,000           4,008
   2.375% due 08/15/06                                104,660         103,989
   4.375% due 05/15/07                                 38,400          39,773
                                                                 ------------
                                                                      162,327
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $789,930)                                                       787,386
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust                                          219           2,354
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,308)                                                           2,354
                                                                 ------------

SHORT-TERM INVESTMENTS - 30.4%
ABN Amro Bank NV
   7.250% due 05/31/05                                  2,000           2,077
Associates Corp. of North America
   Series MTNH
   7.625% due 04/27/05                                  1,000           1,038
Boatmen's Bancshares, Inc.
   7.625% due 10/01/04                                  3,058           3,083
CBA Del Finance, Inc. Years 3 & 4 Commercial
   Paper (c)(y)
   1.150% due 08/10/04                                  9,500           9,497
Chevron Corp. Profit Sharing/Savings Plan Trust
   Fund
   8.110% due 12/01/04                                    442             451
Chevy Chase Auto Receivables Trust
   Series 2000-1 Class A4
   7.470% due 07/15/05                                    162             163
   Series 2001-3 Class A3
   3.950% due 05/16/05                                     37              37
Citibank New York Commercial Paper (y)
   1.215% due 08/23/04 (c)                              7,100           7,100
   1.560% due 10/25/04                                  3,600           3,600
ConocoPhillips
   8.500% due 05/25/05                                  1,975           2,073
DaimlerChrysler NA Holding Corp.
   7.750% due 06/15/05                                  2,700           2,818
Danske Corp. Commercial Paper (y)
   1.260% due 09/14/04 (c)                                400             399
   1.240% due 09/17/04 (c)                              9,500           9,485
   1.270% due 09/20/04 (c)                                300             299
   1.480% due 10/06/04                                    600             598

                                                        Short Term Bond Fund  63

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                  1,050           1,101
Federal Home Loan Bank Discount Note (c)(y)
   1.175% due 08/25/04                                  3,300           3,297
Federal Home Loan Mortgage Corp. Discount Note
   (y)
   1.120% due 08/10/04 (c)                              3,500           3,499
   1.125% due 08/10/04 (c)                              2,000           1,999
   1.205% due 08/20/04 (c)                              3,600           3,598
   1.280% due 09/07/04 (c)                              3,600           3,595
   1.315% due 09/07/04 (c)                              2,600           2,597
   1.320% due 09/07/04 (c)                              3,600           3,595
   1.200% due 09/08/04 (c)                              3,500           3,496
   1.450% due 10/05/04                                  1,000             996
   1.470% due 10/12/04                                  4,800           4,786
   1.500% due 10/19/04                                  5,700           5,681
   1.530% due 11/01/04                                  3,600           3,586
   1.540% due 11/08/04                                  3,600           3,585
   1.545% due 11/12/04                                  7,200           7,161
   1.570% due 11/15/04                                  3,600           3,581
   1.579% due 11/22/04                                  3,600           3,582
Federal National Mortgage Association Zero
   Coupon due 10/1/04                                   2,200           2,196
Federal National Mortgage Association Discount
   Note (c)(y)
   1.065% due 08/04/04 (c)                              3,500           3,499
   1.100% due 08/04/04 (c)                              3,500           3,500
   1.150% due 08/18/04 (c)                              5,800           5,797
   1.177% due 08/25/04 (c)                              3,600           3,597
   1.180% due 08/25/04 (c)                              1,900           1,899
   1.120% due 09/01/04                                  3,500           3,496
   1.225% due 09/01/04 (c)                              3,600           3,596
   1.230% due 09/01/04 (c)                              4,600           4,595
   1.250% due 09/01/04 (c)                              3,100           3,097
   1.120% due 09/08/04 (c)                              2,500           2,497
   1.200% due 09/08/04 (c)                              7,000           6,991
   1.455% due 10/06/04                                  7,200           7,174
   1.559% due 10/27/04                                  7,200           7,171
   1.470% due 11/22/04                                    700             697
Fifth Third Bancorp
   6.750% due 07/15/05                                  1,250           1,298
Ford Motor Credit Co.
   7.500% due 03/15/05                                    100             103
   2.028% due 07/07/05                                  1,900           1,891
Frank Russell Investment Company Money Market
   Fund                                            69,694,334          69,694
Frank Russell Investment Company Money Market
   Fund (N)                                           353,204             353

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Capital Corp. Commercial Paper
   (y)
   1.300% due 09/08/04 (c)                              3,100           3,096
   1.480% due 09/15/04 (c)                              6,000           5,989
   1.590% due 11/10/04                                  1,700           1,692
General Motors Acceptance Corp. (E)
   3.158% due 05/19/05                                    300             303
General Motors Acceptance Corp. Commercial Paper
   (y)
   2.535% due 04/05/05                                     40              39
GTE North, Inc.
   Series E
   6.400% due 02/15/05                                  1,200           1,226
HBOS Treasury Services PLC
   1.345% due 09/07/04 (c)                                100             100
   1.495% due 10/05/04                                  8,600           8,568
   1.530% due 10/13/04                                  1,700           1,695
ING US Funding LLC Commercial Paper (c)(y)
   1.345% due 09/09/04                                    700             699
   1.420% due 09/13/04                                  9,800           9,783
Italy Government International Bond
   5.000% due 12/15/04                           JPY   39,000             357
   7.250% due 02/07/05                                  2,500           2,570
John Hancock Global Funding, Ltd.
   7.500% due 01/31/05                                  4,080           4,179
KFW International Finance
   1.000% due 12/20/04                           JPY   66,000             595
National Bank of Canada
   Series B
   8.125% due 08/15/04                                  2,000           2,006
Norfolk Southern Corp. (E)
   2.380% due 02/28/05                                    700             703
Rababank USA Financial Corp. (c)(y)
   1.320% due 08/02/04                                   3300           3,300
   1.210% due 09/07/04                                    300             300
   1.240% due 09/13/04                                  6,900           6,889
Royal Bank of Scotland (c)(y)
   1.135% due 09/01/04                                    700             699
Russia Government International Bond
   8.750% due 07/24/05                                  3,500           3,681
Southwestern Bell Telephone
   6.625% due 04/01/05                                  2,510           2,580
State Street Securities Lending Quality Trust
   (N)                                                406,618             407
Svenska Handelsbanken, Inc. (c)(y)
   1.295% due 09/24/04                                    400             399

 64  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Swedbank Forenings (c)(y)
   1.145% due 09/01/04                                  6,000           5,994
UBS Finance, Inc. (c)(y)
   1.390% due 09/07/04                                  9,700           9,686
   1.265% due 09/20/04                                    100             100
United States Treasury Bill (c)(y)
   1.135% due 09/02/04 (s)                                240             240
   1.225% due 09/09/04                                  7,100           7,090
   1.271% due 09/09/04 (s)                                150             150
   1.185% due 09/16/04 (s)                                 60              60
   1.230% due 09/16/04 (s)                                170             170
   1.391% due 09/16/04 (s)                                 30              30
US Bancorp
   7.625% due 05/01/05                                  1,000           1,038
Verizon Wireless Capital LLC
   1.350% due 05/23/05                                  1,400           1,399
Vodafone Group PLC
   7.625% due 02/15/05                                  6,560           6,751
Wachovia Corp.
   6.800% due 06/01/05                                  1,500           1,552
Westpac Capital Corp. (c)(y)
   1.385% due 09/10/04                                  3,500           3,495
Westpactrust Securities (y)
   1.120% due 08/17/04 (c)                              2,500           2,499
   1.485% due 10/08/04                                  4,700           4,682
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $342,328)                                                       342,385
                                                                 ------------
TOTAL INVESTMENTS - 100.3%
(identified cost $1,134,566)                                        1,132,125

OTHER ASSETS AND LIABILITIES,
NET - (0.3%)                                                           (3,758)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,128,367
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 12/04 (18)                               4,394                 (7)
   expiration date 03/05 (61)                              14,829                (19)
   expiration date 06/05 (59)                              14,288                (17)
   expiration date 09/05 (77)                              18,582                (17)
   expiration date 12/05 (16)                               3,849                 (1)
United States Treasury 2 Year Notes
   expiration date 09/04 (291)                             61,437                275
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        214
                                                                     ===============


OPTIONS WRITTEN                                      NOTIONAL            MARKET
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Euribor Futures
   Dec 2004 97.00 (EUR) Put (12)                            3,499                 --

Swap Option Three Month LIBOR
   Oct 2004 3.80 Call (1)                                   5,700                 --

United States Treasury Notes
5 Year Futures
   Aug 2004 107.50 Put (15)                                 1,613                 (1)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $30)                                                                  (1)
                                                                     ===============

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         105,375      USD           976    08/25/04                 28
                                                           --------------

                                                                       28
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund  65

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND (SHORT DURATION BOND FUND, EFFECTIVE SEPTEMBER 15, 2004)

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

INTEREST RATE SWAPS
-------------------------------------------------------------------------------------------------------------------------------
                                     NOTIONAL                                                                       MARKET
           COUNTER                    AMOUNT                                                   TERMINATION          VALUE
            PARTY                       $           FUND RECEIVES          FUND PAYS               DATE               $
------------------------------   ----------------   -------------   -----------------------   --------------   ----------------
Barclays Bank PLC                USD       77,800   4.000%          Three Month LIBOR            12/15/06                   746
Lehman Brothers                  USD       17,300   4.000%          Three Month LIBOR            12/15/06                   166
UBS                              USD       25,800   4.000%          Three Month LIBOR            12/15/06                   248
UBS                              USD        5,600   4.000%          Three Month LIBOR            12/15/09                  (110)
                                                                                                               ----------------
Total Market Value of Interest Rate Swaps premiums paid
   (received) - $850                                                                                                      1,050
                                                                                                               ================

See accompanying notes which are an integral part of the financial statements.

 66  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 95.3%
Asset-Backed Securities - 7.2%
ABSC Manufactured Housing Contract (y)
   Series 2004-OK1 Class A4
   5.019% due 04/16/30                                    890             710
American Airlines, Inc.
   7.858% due 10/01/11                                    335             334
American Express Master Trust (E)
   Series 2001-1 Class A
   1.470% due 09/15/05                                  1,555           1,555
Capital Auto Receivables Asset Trust (E)
   Series 2002-4 Class A3
   1.430% due 01/16/06                                    634             635
Capital One Multi-Asset Execution Trust
   Series 2004-C1 Class C1
   3.400% due 11/16/09                                  1,055           1,041
Capital One Prime Auto Receivables Trust
   Series 2003-2 Class B
   2.460% due 06/15/10                                    848             844
Capital One Prime Auto Receivables Trust (E)
   Series 2004-1 Class A4
   1.450% due 08/17/09                                  1,360           1,361
Carmax Auto Owner Trust
   Series 2003-2 Class C
   2.750% due 10/15/10                                    488             484
Chase Credit Card Master Trust (E)
   Series 2003-1 Class A
   1.430% due 04/15/08                                  6,955           6,958
   Series 2004-1 Class A
   1.410% due 05/15/09                                  1,795           1,795
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2003-4 Class 1A1
   1.570% due 09/25/17                                    573             573
   Series 2004-1 Class 1A1
   1.560% due 11/25/18                                    736             736
Chase Funding Net Interest Margin (y)
   Series 2003-5A Class NOTE
   5.750% due 11/27/34                                     93              93
Chesapeake Funding LLC (E)
   Series 2002-1 Class A1
   1.763% due 06/07/07                                    283             283
Citibank Credit Card Issuance Trust
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,050           1,100

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-C4 Class C4
   5.000% due 06/10/15                                  1,450           1,393
Citibank Credit Card Issuance Trust (E)
   Series 2003-A4 Class A4
   1.620% due 03/20/09                                  2,485           2,486
Collegiate Funding Services Education Loan Trust
   I (E)
   Series 2003-A Class A1
   1.170% due 03/28/12                                    517             517
   Series 2003-B Class A1
   1.686% due 09/30/13                                    855             855
Continental Airlines, Inc.
   6.900% due 01/02/18                                  1,169           1,104
   6.545% due 02/02/19                                    376             354
Corporate-Backed Trust Certificates
   Series 2004-DB5 Class AVI
   1.600% due 08/25/34                                  1,600           1,600
Discover Card Master Trust I (E)
   Series 2000-2 Class A
   1.560% due 09/18/07                                  1,645           1,647
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-2 Class A
   1.480% due 04/15/08                                  1,630           1,632
First Franklin NIM Trust (y)
   Series 2002-FF1 Class A
   7.870% due 04/25/32                                      6               6
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.480% due 08/15/08                                    465             466
First USA Credit Card Master Trust (E)
   Series 1998-4 Class A
   1.530% due 03/18/08                                    820             821
Fleet Credit Card Master Trust II
   Series 2001-C Class A
   3.860% due 03/15/07                                    825             827
Fleet Credit Card Master Trust II (E)
   Series 2002-A Class A
   1.430% due 10/15/07                                  4,540           4,541
Ford Credit Auto Owner Trust (E)
   Series 2002-A Class A3B
   1.500% due 01/15/06                                    396             397

                                                       Diversified Bond Fund  67

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust (E)
   Series 2004-1 Class A
   1.502% due 07/15/09                                  1,975           1,974
GMAC Mortgage Corp. Loan Trust (E)
   Series 1999-1 Class A
   1.700% due 06/18/27                                    691             692
   Series 2003-HE1 Class A1
   1.540% due 04/25/33                                  1,465           1,465
   Series 2004-HE1 Class A1
   1.530% due 06/25/34                                  1,165           1,165
Green Tree Financial Corp.
   Series 1995-5 Class M1
   7.650% due 09/15/26                                  1,100           1,184
Household Credit Card Master Note Trust I (E)
   Series 2002-1 Class A
   1.510% due 07/15/08                                    760             760
Long Beach Mortgage Loan Trust (E)
   Series 2004-1 Class A4
   1.580% due 02/25/34                                  1,684           1,683
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
   6.800% due 07/15/14                                    740             803
MBNA Credit Card Master Note Trust (E)
   Series 2003-A2 Class A2
   1.430% due 08/15/08                                  5,505           5,507
MBNA Master Credit Card Trust USA (E)
   Series 2000-C Class A
   1.540% due 07/15/07                                  2,860           2,862
Morgan Stanley Cap I, Inc.
   Series 2004-RR2 Class A2
   5.450% due 10/28/33                                  1,475           1,505
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   1.580% due 04/15/08                                    785             785
Nelnet Education Loan Funding, Inc. (y)(E)
   Series 2004-1A Class A1A
   1.260% due 05/25/19                                  1,580           1,579
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A2
   1.600% due 06/25/11                                    178             178
   Series 2003-2 Class A2
   1.690% due 10/25/13                                    880             880
Nissan Auto Receivables Owner Trust
   Series 2004-B Class A3
   3.350% due 05/15/08                                  3,255           3,268

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nissan Master Owner Trust Receivables (E)
   Series 2003-A Class A1
   1.440% due 09/15/08                                  2,015           2,016
Northstar Education Finance, Inc. (E)
   Series 2004-1 Class A1
   1.712% due 01/28/11                                    970             970
Residential Asset Mortgage Products, Inc. (E)
   Series 2002-RS5 Class AII
   1.820% due 09/25/32                                    443             444
   Series 2003-RS1 Class AII
   1.840% due 02/25/33                                    808             810
   Series 2003-RS2 Class AII
   1.790% due 03/25/33                                    779             781
   Series 2003-RS3 Class AII
   1.810% due 04/25/33                                    638             639
   Series 2003-RS6 Class AI1
   1.580% due 02/25/21                                    406             406
   Series 2004-RS5 Class AI1
   1.580% due 03/25/23                                  2,134           2,134
   Series 2004-RS6 Class AI1
   1.600% due 08/25/22                                  1,660           1,660
SLM Student Loan Trust (E)
   Series 2003-11 Class A2
   1.570% due 03/15/13                                  2,110           2,110
   Series 2003-5 Class A2
   1.550% due 12/17/12                                  1,780           1,780
   Series 2004-3 Class A1
   1.650% due 10/26/09                                  1,727           1,724
   Series 2004-A Class A1
   1.580% due 03/15/17                                  1,688           1,688
   Series 2004-B Class A1
   1.403% due 06/15/18                                  1,845           1,845
Small Business Administration
   7.449% due 08/01/10                                    157             171
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   1.790% due 01/25/34                                    477             477
   Series 2004-BC2 Class A2
   1.720% due 05/25/35                                    985             986
Structured Asset Securities Corp. (E)
   Series 2003-BC1 Class A
   1.950% due 05/25/32                                    677             679

 68  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Superior Wholesale Inventory Financing Trust (E)
   Series 2000-A Class A
   1.730% due 04/15/07                                  1,455           1,456
Tenaska Alabama II Partners, LP (y)
   6.125% due 03/30/23                                    268             270
Toyota Auto Receivables Owner Trust (E)
   Series 2002-C Class A4
   1.430% due 05/15/09                                    880             880
Triad Auto Receivables Owner Trust (E)
   Series 2003-A Class A3
   1.553% due 07/12/07                                  1,070           1,070
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   1.700% due 11/25/33                                    531             531
                                                                 ------------
                                                                       88,965
                                                                 ------------

Corporate Bonds and Notes - 17.4%
Alabama Power Co.
   Series Y
   2.800% due 12/01/06                                    735             728
Amerada Hess Corp. (z)
   7.300% due 08/15/31                                    215             223
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                    620             639
American General Finance Corp.
   Series MTNH
   4.500% due 11/15/07                                  1,140           1,162
American RE Corp.
   Series B
   7.450% due 12/15/26                                    565             607
Arrow Electronics, Inc.
   6.875% due 07/01/13                                    320             335
AT&T Corp. Step Up Bond
   8.750% due 11/15/31                                    110             110
AT&T Wireless Services, Inc.
   8.750% due 03/01/31                                  1,265           1,575
BAE Systems Holdings, Inc. (y)
   6.400% due 12/15/11                                    920             989
Bank of America Corp.
   7.800% due 02/15/10                                     55              64
   4.375% due 12/01/10                                  2,040           2,011
Bank One Corp.
   2.625% due 06/30/08                                    880             835
   5.250% due 01/30/13                                  1,000             994
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    180             202

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                                  1,015             970
Bellsouth Capital Funding
   7.875% due 02/15/30                                  1,030           1,199
Boeing Capital Corp. (z)
   6.100% due 03/01/11                                    165             176
Boeing Co. (The) (z)
   5.125% due 02/15/13                                    835             834
Bristol-Myers Squibb Co.
   5.750% due 10/01/11                                    630             661
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     55              59
Cadbury Schweppes US Finance LLC (y)
   3.875% due 10/01/08                                  1,005             992
Campbell Soup Co.
   5.875% due 10/01/08                                    160             171
Caterpillar Financial Services Corp.
   4.875% due 06/15/07                                    445             461
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    210             218
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    170             175
CIT Group, Inc.
   5.750% due 09/25/07                                    155             164
CIT Group, Inc. (z)
   6.875% due 11/01/09                                    100             111
Citicorp
   7.250% due 10/15/11                                    370             425
Citigroup, Inc.
   5.750% due 05/10/06                                  4,310           4,517
   3.500% due 02/01/08                                  1,190           1,178
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    100             102
Comcast Cable Communications
   8.375% due 05/01/07                                    710             794
Comcast Cable Communications Holdings, Inc.
   9.455% due 11/15/22                                  2,355           3,064
Comcast Corp.
   5.850% due 01/15/10                                    120             126
Constellation Energy Group, Inc. (z) 6.125% due
   09/01/09                                               235             251

                                                       Diversified Bond Fund  69

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                  1,220           1,181
   Series MTNH
   6.250% due 04/15/09                                    700             752
   Series MTNK
   5.500% due 02/01/07                                    110             115
COX Communications, Inc.
   6.750% due 03/15/11                                    405             440
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    130             133
   3.875% due 01/15/09                                    765             751
Credit Suisse First Boston USA, Inc. (z)
   5.500% due 08/15/13                                    115             116
CVS Corp.
   5.625% due 03/15/06                                    320             334
DaimlerChrysler NA Holding Corp.
   4.750% due 01/15/08                                    300             305
   4.050% due 06/04/08                                    965             956
DaimlerChrysler NA Holding Corp. (E)
   1.880% due 05/24/06                                    400             401
Detroit Edison Co.
   6.125% due 10/01/10                                    220             236
   6.350% due 10/15/32                                     95              97
Devon Energy Corp.
   2.750% due 08/01/06                                    935             924
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    200             220
   7.875% due 09/30/31                                    655             760
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     80              84
Dow Chemical Co. (The)
   7.375% due 11/01/29                                    385             426
Dresdner Funding Trust I (y)
   8.151% due 06/30/31                                    390             443
DTE Energy Co.
   6.450% due 06/01/06                                    265             278
Duke Capital LLC
   4.302% due 05/18/06                                    170             173
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     60              63
   7.875% due 08/16/10                                  1,865           2,148
Duke Energy Field Services LLC (z)
   6.875% due 02/01/11                                     40              44
Duke Realty, LP
   5.875% due 08/15/12                                    405             421
EI Du Pont de Nemours & Co.
   8.250% due 09/15/06                                    620             684

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Eli Lilly & Co.
   6.770% due 01/01/36                                    565             628
EOP Operating, LP
   7.000% due 07/15/11                                  1,235           1,358
Exelon Generation Co. LLC
   5.350% due 01/15/14                                    985             968
FedEx Corp.
   7.600% due 07/01/97                                    155             172
FHLMC Structured Pass Through Securities
   2.614% due 07/15/11                                  2,330           2,323
Fifth Third Bank Michigan
   7.750% due 08/15/10                                    330             345
Financing Corp. Fico
   Series 15P
   Zero Coupon due 03/07/19                               165              73
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    410             434
   Series C
   7.375% due 11/15/31                                  1,325           1,432
FleetBoston Financial Corp.
   4.875% due 12/01/06                                    860             893
Ford Motor Co.
   6.375% due 02/01/29                                     90              76
   7.450% due 07/16/31                                    690             656
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,965           2,072
   7.875% due 06/15/10                                  2,385           2,604
   7.375% due 02/01/11                                    895             950
Ford Motor Credit Co. (z)
   7.000% due 10/01/13                                  3,415           3,476
FPL Group Capital, Inc.
   6.125% due 05/15/07                                    510             545
General Electric Capital Corp.
   Series MTNA
   4.250% due 12/01/10                                  2,905           2,852
   6.000% due 06/15/12                                  2,580           2,754
General Electric Capital Corp. (z)
   3.250% due 06/15/09                                  1,155           1,107
General Electric Co.
   5.000% due 02/01/13                                  2,635           2,630
General Motors Acceptance Corp.
   6.875% due 09/15/11                                  3,845           3,947
   7.000% due 02/01/12                                  1,060           1,089
   6.875% due 08/28/12                                  1,540           1,568
   8.000% due 11/01/31                                  4,040           4,102

 70  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Motors Acceptance Corp. (z)
   6.125% due 09/15/06                                  1,675           1,747
   7.250% due 03/02/11                                  3,455           3,634
General Motors Corp. (z)
   8.375% due 07/15/33                                    735             768
Golden West Financial Corp.
   4.125% due 08/15/07                                    220             224
Goldman Sachs Group, Inc.
   7.350% due 10/01/09                                    725             818
   6.875% due 01/15/11                                    520             575
   4.750% due 07/15/13                                  1,320           1,255
   5.250% due 10/15/13                                  2,865           2,818
   6.345% due 02/15/34                                  2,980           2,855
Harrah's Operating Co., Inc.
   5.375% due 12/15/13                                  1,015             966
Harrah's Operating Co., Inc. (y)
   5.500% due 07/01/10                                  2,110           2,111
Historic TW, Inc.
   9.125% due 01/15/13                                    220             271
   8.050% due 01/15/16                                    485             559
   6.950% due 01/15/28                                  1,145           1,172
HJ Heinz Co.
   6.375% due 07/15/28                                     50              52
HJ Heinz Finance Co. (z)
   6.750% due 03/15/32                                    115             126
Household Finance Corp.
   5.750% due 01/30/07                                  1,890           1,995
   7.000% due 05/15/12                                  1,970           2,196
   6.375% due 11/27/12                                    285             306
Household Finance Corp. (z)
   4.750% due 05/15/09                                  3,930           3,984
HVB Funding Trust I (y)
   8.741% due 06/30/31                                    360             420
International Lease Finance Corp.
   6.375% due 03/15/09                                    240             259
   Series MTNP
   3.125% due 05/03/07                                  1,235           1,220
International Lease Finance Corp. (z)
   Series MTNO
   4.375% due 11/01/09                                  1,790           1,773
International Paper Co. (z)
   5.500% due 01/15/14                                    310             308
ITT Industries, Inc.
   7.400% due 11/15/25                                    240             267
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    235             251
JPMorgan Chase & Co.
   5.350% due 03/01/07                                    445             470

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.750% due 01/02/13                                    515             530
JPMorgan Chase & Co. (z)
   6.750% due 02/01/11                                    960           1,057
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    795             879
Kerr-McGee Corp.
   6.875% due 09/15/11                                    935           1,016
   6.950% due 07/01/24                                  1,065           1,081
   7.875% due 09/15/31                                  1,115           1,246
Keycorp
   7.500% due 06/15/06                                    750             811
Kinder Morgan, Inc.
   6.500% due 09/01/12                                    575             612
Kraft Foods, Inc.
   4.000% due 10/01/08                                  1,770           1,756
   5.625% due 11/01/11                                  1,020           1,052
Kroger Co. (z)
   7.500% due 04/01/31                                     70              78
Legg Mason, Inc.
   6.750% due 07/02/08                                    245             267
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    325             355
Liberty Media Corp.
   3.500% due 09/25/06                                  2,230           2,222
   5.700% due 05/15/13                                    395             389
   8.500% due 07/15/29                                    540             619
Liberty Property-LP
   7.250% due 03/15/11                                    425             476
Lockheed Martin Corp.
   8.500% due 12/01/29                                    410             521
Loral Corp.
   7.000% due 09/15/23                                    675             728
Mach One Trust Commercial Mortgage-Backed (y)
   5.220% due 05/28/40                                  1,480           1,495
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    720             851
May Department Stores Co. (The) (y)
   4.800% due 07/15/09                                    935             940
   6.650% due 07/15/24                                  3,535           3,543
May Department Stores Co. (The) (y)(z)
   5.750% due 07/15/14                                    205             206
Merrill Lynch & Co., Inc.
   5.450% due 07/15/14                                  1,725           1,721
Merrill Lynch & Co., Inc. (z)
   Series MTNB
   3.125% due 07/15/08                                  1,165           1,127

                                                       Diversified Bond Fund  71

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miller Brewing Co. (y)
   5.500% due 08/15/13                                    285             289
Monumental Global Funding II (y)
   3.850% due 03/03/08                                    320             321
Morgan Stanley
   3.875% due 01/15/09                                    970             952
   6.750% due 04/15/11                                    380             417
   4.750% due 04/01/14                                  2,935           2,742
Natexis Ambs Co. LLC (y)(p)
   8.440% due 12/29/49                                    270             310
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                  1,115           1,182
NB Capital Trust IV
   8.250% due 04/15/27                                    160             180
News America Holdings
   7.750% due 12/01/45                                    185             214
   7.900% due 12/01/95                                    230             260
   8.250% due 10/17/96                                     75              89
News America, Inc.
   6.750% due 01/09/38                                     45              49
Nisource Finance Corp.
   7.875% due 11/15/10                                    355             411
Norfolk Southern Corp.
   6.200% due 04/15/09                                  1,125           1,207
   7.050% due 05/01/37                                    325             351
   7.900% due 05/15/97                                    190             220
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                  1,140           1,367
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    185             248
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     35              36
Oncor Electric Delivery Co.
   6.375% due 05/01/12                                     25              27
   7.250% due 01/15/33                                    250             282
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                    125             122
   4.200% due 03/01/11                                    115             111
   6.050% due 03/01/34                                    155             149
Pacific Gas & Electric Co. (E)
   2.300% due 04/03/06                                  1,600           1,601
Pacificorp
   4.300% due 09/15/08                                    815             819
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                  1,600           1,676
PNC Funding Corp.
   7.500% due 11/01/09                                    620             707

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Principal Life, Income Funding Trusts
   5.100% due 04/15/14                                  1,525           1,504
Progress Energy, Inc.
   6.750% due 03/01/06                                  1,105           1,162
   7.100% due 03/01/11                                  1,345           1,483
   7.000% due 10/30/31                                     90              94
Progress Energy, Inc. (z)
   7.750% due 03/01/31                                    170             193
Raytheon Co.
   6.750% due 08/15/07                                  1,000           1,086
RBS Capital Trust I (p)
   4.709% due 12/29/49                                    555             516
Safeway, Inc.
   7.250% due 02/01/31                                     45              48
Simon Property Group, LP
   4.875% due 03/18/10                                    910             907
Southern California Edison Co.
   8.000% due 02/15/07                                  1,170           1,294
Sovereign Bank
   5.125% due 03/15/13                                    445             428
Sprint Capital Corp.
   6.125% due 11/15/08                                  1,705           1,806
   8.375% due 03/15/12                                    115             135
   6.875% due 11/15/28                                    425             423
   8.750% due 03/15/32                                  4,410           5,344
SunTrust Banks, Inc.
   6.000% due 02/15/26                                    500             525
SunTrust Banks, Inc. (z)
   6.250% due 06/01/08                                    150             163
TCI Communications, Inc.
   9.800% due 02/01/12                                    330             417
   7.875% due 08/01/13                                    830             954
Time Warner Entertainment Co., LP
   Series *
   8.375% due 07/15/33                                  1,765           2,088
Time Warner, Inc.
   6.750% due 04/15/11                                  2,400           2,610
   7.625% due 04/15/31                                  5,100           5,611
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    160             156
Unilever Capital Corp. (z)
   5.900% due 11/15/32                                    325             321
Univision Communications, Inc.
   3.500% due 10/15/07                                    775             769
US Bancorp
   Series MTNN
   3.125% due 03/15/08                                  1,835           1,790

 72  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
US Bank NA
   5.700% due 12/15/08                                     70              74
US Bank National Association
   Series BKNT
   5.625% due 11/30/05                                    500             521
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    185             192
Verizon Global Funding Corp. (z)
   7.750% due 12/01/30                                  4,515           5,181
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                  1,430           1,505
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    555             580
Viacom, Inc.
   7.700% due 07/30/10                                  2,230           2,558
Virginia Electric and Power Co.
   Series A
   5.750% due 03/31/06                                    485             506
   5.375% due 02/01/07                                  1,500           1,566
Vornado Realty, LP
   5.625% due 06/15/07                                    960           1,005
Wachovia Corp.
   5.250% due 08/01/14                                  6,850           6,761
   6.550% due 10/15/35                                    275             296
Washington Mutual, Inc.
   2.400% due 11/03/05                                  2,175           2,161
Wells Fargo & Co.
   4.950% due 10/16/13                                    240             236
Weyerhaeuser Co.
   6.125% due 03/15/07                                  1,280           1,362
   6.750% due 03/15/12                                    125             137
   7.375% due 03/15/32                                  1,005           1,109
Wyeth
   5.500% due 03/15/13                                     85              83
   5.500% due 02/01/14                                    365             352
Yum! Brands, Inc.
   8.875% due 04/15/11                                    135             164
Zurich Capital Trust I (y)
   8.376% due 06/01/37                                  1,465           1,629
                                                                 ------------
                                                                      213,783
                                                                 ------------

International Debt - 4.8%
Abbey National PLC Step Up Bond (p)
   6.700% due 06/29/49                                    550             594
ACE, Ltd.
   6.000% due 04/01/07                                    375             397

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Anthracite CDO I, Ltd. (y)
   Series 2004-1A Class DFX
   5.060% due 03/23/39                                    685             667
Argent NIM Trust (y)
   Series 2004-WN2 Class A
   4.550% due 04/25/34                                    334             333
AXA
   8.600% due 12/15/30                                  1,685           2,090
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    320             370
British Telecommunications PLC
   8.875% due 12/15/30                                     95             120
Chalet Finance PLC (y)(E)
   Series 2003-2A Class A1
   1.490% due 11/26/13                                  1,070           1,070
Chile Government International Bond (z)
   5.625% due 07/23/07                                    675             708
Conoco Funding Co.
   6.350% due 10/15/11                                    890             973
Credit-Based Asset Servicing and Securitization
   CBO, Ltd. (y)(E)
   Series 2004-9A Class A1
   1.940% due 04/08/39                                  2,473           2,473
Crest, Ltd. (y)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  1,655           1,643
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                  1,015           1,197
   8.750% due 06/15/30                                  1,520           1,888
Diageo Finance BV
   3.000% due 12/15/06                                    935             929
EnCana Corp.
   6.500% due 08/15/34                                     95              96
Export-Import Bank Of Korea (y)
   4.125% due 02/10/09                                    290             284
First Franklin NIM Trust (y)
   Series 2004-FF5 Class N1
   4.212% due 04/25/34                                    537             537
France Telecom Step Up Bond
   8.200% due 03/01/06                                  1,215           1,300
   8.750% due 03/01/11                                  1,155           1,348
   9.500% due 03/01/31                                    150             191
G-Force CDO, Ltd. (y)
   Series 2003-1A Class CFX
   5.700% due 12/25/38                                    750             735

                                                       Diversified Bond Fund  73

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gracechurch Card Funding PLC (E)
   Series 2003-4 Class A
   1.430% due 06/15/08                                  4,655           4,656
Granite Mortgages PLC (E)
   Series 2003-1 Class 1A2
   1.820% due 01/20/20                                  1,150           1,151
   Series 2003-2 Class 1A2
   1.790% due 07/20/20                                  1,895           1,900
Holmes Financing PLC (E)
   Series 2001-3 Class 2A
   1.760% due 01/15/07                                  1,405           1,406
   Series 2002-6 Class 2A
   1.770% due 04/15/08                                  3,000           3,000
Intelsat, Ltd.
   6.500% due 11/01/13                                    470             419
Interstar Millennium Trust (E)
   Series 2003-5G Class A2
   1.880% due 01/20/36                                  1,422           1,423
Korea Development Bank
   4.250% due 11/13/07                                     95              95
Korea Development Bank (z)
   5.250% due 11/16/06                                    850             880
Korea Electric Power Corp. (y)
   5.125% due 04/23/34                                    145             140
Medallion Trust (E)
   Series 2003-1G Class A
   1.740% due 12/21/33                                    745             743
   Series 2004-1G Class A1
   1.410% due 05/25/35                                  1,552           1,552
Mexico Government International Bond
   8.375% due 01/14/11                                  2,240           2,565
   6.375% due 01/16/13                                    600             612
   8.300% due 08/15/31                                    570             616
   7.500% due 04/08/33                                  1,912           1,909
Mizuho Financial Group Cayman, Ltd. (y)
   5.790% due 04/15/14                                    330             329
Mound Financing PLC (y)(E)
   Series 2001-2A Class A2
   1.910% due 11/08/07                                  1,480           1,479
National Westminster Bank PLC
   7.375% due 10/01/09                                    550             627
Newcastle CDO I, Ltd. (y)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                    870             821
Paragon Mortgages PLC (y)(E)
   Series 2004-7A Class A1A
   1.765% due 05/15/34                                    835             835

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Permanent Financing PLC (E)
   Series 2003-3 Class 2A
   1.520% due 09/10/10                                  1,490           1,490
   Series 2004-4 Class 2A
   1.480% due 03/10/09                                  1,995           1,994
   Series 2004-5 Class 2A
   1.598% due 06/10/11                                  1,825           1,825
Petroleos Mexicanos
   9.500% due 09/15/27                                     90             104
Province of Nova Scotia
   9.125% due 05/01/21                                    690             954
Province of Quebec
   7.500% due 07/15/23                                    480             584
Royal KPN NV
   8.000% due 10/01/10                                    700             814
Santander Financial Issuances
   6.375% due 02/15/11                                    120             130
Sanwa Finance Aruba AEC (z)
   8.350% due 07/15/09                                    285             331
Standard Chartered Bank (y)
   8.000% due 05/30/31                                    300             357
Systems 2001 AT LLC (y)
   7.156% due 12/15/11                                    236             252
Telecom Italia Capital SA (y)
   5.250% due 11/15/13                                    510             501
   6.375% due 11/15/33                                    225             221
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    660             647
Thomson Corp. (The) (z)
   4.250% due 08/15/09                                    845             839
TPSA Finance BV (y)
   7.750% due 12/10/08                                    205             228
Vodafone Group PLC
   7.750% due 02/15/10                                    350             404
                                                                 ------------
                                                                       58,776
                                                                 ------------

Mortgage-Backed Securities - 38.7%
ABSC NIMs Trust
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                    437             439
ABSC NIMs Trust (y)
   Series 2003-HE7 Class A
   7.000% due 12/15/33                                    484             487
   Series 2004-HE5 Class A
   5.000% due 08/27/34                                    375             374

 74  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Asset Backed Funding Corp. NIM Trust (y)
   Series 2003-OPT1 Class NOTE
   6.900% due 07/26/33                                    208             208
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                    110             113
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-11 Class 1A1
   5.635% due 02/25/33                                     71              71
   Series 2002-11 Class 1A2
   5.376% due 02/25/33                                    212             215
   Series 2002-8 Class 3A
   6.095% due 08/25/32                                     14              14
   Series 2003-1 Class 6A1
   5.120% due 04/25/33                                    306             306
Bear Stearns Commercial Mortgage Securities
   Series 2004-PWR3 Class A2
   3.869% due 02/11/41                                  1,425           1,387
CDC Mortgage Capital Trust (E)
   Series 2002-HE2 Class A
   1.740% due 01/25/33                                    222             222
Centex Home Equity (E)
   Series 2003-A Class AV1
   1.730% due 03/25/33                                    347             347
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2002-2 Class 2A1
   1.700% due 05/25/32                                    902             903
Chase Funding Net Interest Margin (y)
   Series 2003-3A Class NOTE
   6.875% due 06/27/36                                     72              72
   Series 2003-C1A Class NOTE
   6.750% due 03/27/36                                    199             199
Citifinancial Mortgage Securities, Inc. (E)
   Series 2003-4 Class AF1
   1.620% due 10/25/33                                    672             672
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A2
   6.030% due 09/15/30                                    815             864
Countrywide Asset-Backed Certificates (E)
   Series 2000-2 Class AV1
   1.680% due 06/25/31                                     32              32
   Series 2003-5 Class AF1B
   1.630% due 08/25/22                                    938             938

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-BC2 Class 2A1
   1.750% due 06/25/33                                    235             236
   Series 2003-BC4 Class 2A2
   1.770% due 09/25/33                                    682             683
   Series 2003-S2 Class A1
   1.620% due 12/25/18                                    889             889
Countrywide Asset-Backed Certificates (y)
   Series 2003-5NF Class NF
   6.750% due 02/25/34                                    288             291
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2003-42 Class 2A1
   1.580% due 10/25/33                                    480             480
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB1 Class AV2
   1.630% due 02/25/34                                    928             927
CS First Boston Mortgage Securities Corp.
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                    900              17
   Series 2004-C2 Class A2
   5.416% due 05/15/36                                  1,740           1,764
Equifirst Mortgage Loan Trust (E)
   Series 2003-2 Class 3A3
   2.470% due 09/25/33                                  1,285           1,286
   Series 2004-1 Class 2A1
   1.550% due 01/25/34                                    931             931
Federal Home Loan Mortgage Corp.
   Series 2004-2777 Class KA
   4.500% due 08/15/29                                  2,165           2,170
Federal Home Loan Mortgage Corp.
   15 Year TBA (d)
   6.500%                                               1,155           1,221
   15 Year Gold TBA (d)
   4.000%                                               1,665           1,596
   5.500%                                               1,140           1,167
   30 Year Gold TBA (d)
   4.500%                                                 230             217
   5.000%                                               5,020           4,890
   5.500%                                              19,800          19,845
   6.000%                                              10,515          10,781
   6.750% due 2007                                          1               1
   7.000% due 2008                                         46              49
   8.000% due 2008                                         10              10
   8.500% due 2008                                          3               3

                                                       Diversified Bond Fund  75

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.000% due 2009                                         13              14
   7.000% due 2010                                         22              23
   8.000% due 2010                                          3               3
   6.000% due 2011                                        639             669
   7.000% due 2011                                          9               9
   8.000% due 2011                                         38              40
   6.000% due 2012                                          9               9
   8.000% due 2012                                         25              27
   7.000% due 2014                                        139             147
   12.000% due 2014                                        21              24
   12.000% due 2015                                        30              35
   6.000% due 2016                                         21              22
   9.000% due 2016                                         79              88
   12.500% due 2016                                         1               1
   6.000% due 2017                                        720             753
   8.000% due 2017                                         47              52
   9.000% due 2017                                          1               1
   4.500% due 2018                                      2,621           2,584
   5.000% due 2018                                        797             804
   9.000% due 2018                                        159             178
   4.500% due 2019                                        917             902
   9.000% due 2020                                         70              75
   9.000% due 2022                                         27              31
   9.000% due 2024                                         64              71
   6.500% due 2025                                         13              14
   8.500% due 2025                                         44              48
   9.000% due 2025                                         11              12
   9.000% due 2026                                          1               2
   8.500% due 2027                                        213             234
   6.500% due 2028                                        116             121
   6.500% due 2029                                        353             370
   6.500% due 2031                                      3,890           4,070
   7.500% due 2031                                        123             132
   6.500% due 2032                                        217             227
   7.000% due 2032                                      1,719           1,819
   5.000% due 2033                                      3,247           3,173
   6.500% due 2033                                      2,036           2,130
   5.000% due 2034                                     11,938          11,640
   5.500% due 2034                                      3,994           4,011
   Series 1991-1053 Class G
   7.000% due 03/15/21                                    112             112
   Series 2002-2504 Class L
   5.500% due 03/15/15                                      7               7
   Series 2003-2626 Class BK
   4.000% due 02/15/18                                  2,592           2,540
Federal Home Loan Mortgage Corp. (E)
   7.828% due 2030                                         14              14
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-54 Class 3AIO
   0.760% due 02/25/43                                  6,768             265

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-H010 Class A1
   1.582% due 09/15/08                                    943             928
Federal National Mortgage Association
   15 Year TBA (d)
   4.000%                                               7,420           7,114
   4.500%                                               8,820           8,674
   5.000%                                              23,610          23,779
   5.500%                                              14,380          14,760
   6.000%                                               1,400           1,461
   30 Year TBA (d)
   4.500%                                               5,345           5,046
   5.000%                                              21,830          21,245
   5.500%                                              41,405          41,508
   6.000%                                              26,430          27,092
   6.500%                                               3,970           4,136
   7.000%                                               1,235           1,304
   4.500% due 2018                                        201             198
   5.000% due 2034                                     11,283          11,035
   9.500% due 2005                                          4               4
   9.500% due 2006                                          6               6
   7.000% due 2007                                         14              15
   7.200% due 2007                                        920             996
   7.000% due 2008                                         35              37
   7.000% due 2009                                         56              59
   8.000% due 2010                                          6               6
   10.500% due 2010                                         2               2
   7.000% due 2011                                         27              28
   8.000% due 2011                                          6               6
   7.000% due 2012                                          8               8
   6.000% due 2013                                         96             100
   6.500% due 2013                                         59              62
   5.500% due 2014                                         57              59
   6.500% due 2015                                         43              46
   7.000% due 2015                                         25              27
   5.500% due 2016                                        252             260
   6.000% due 2016                                      1,416           1,480
   6.500% due 2016                                        257             272
   9.000% due 2016                                          4               4
   5.500% due 2017                                      1,928           1,985
   6.000% due 2017                                      3,935           4,112
   6.500% due 2017                                        960           1,016
   8.000% due 2017                                        120             131
   8.500% due 2017                                          9              10
   9.000% due 2017                                         82              91
   4.500% due 2018                                      9,756           9,615

 76  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.000% due 2018                                      6,881           6,942
   5.500% due 2018                                      3,452           3,552
   6.000% due 2018                                        451             471
   6.500% due 2018                                        655             687
   4.500% due 2019                                      1,482           1,460
   5.000% due 2019                                      1,688           1,702
   5.500% due 2019                                        431             444
   6.500% due 2019                                        274             288
   6.500% due 2020                                         99             104
   8.000% due 2020                                          9              10
   6.500% due 2022                                        165             174
   7.500% due 2022                                         26              28
   7.500% due 2023                                          3               3
   7.500% due 2024                                         77              83
   8.000% due 2024                                        209             228
   7.000% due 2025                                         33              35
   7.500% due 2025                                         21              22
   8.500% due 2025                                          5               5
   7.000% due 2026                                          9              10
   9.000% due 2026                                         34              38
   7.500% due 2027                                          4               5
   6.500% due 2028                                        897             939
   7.000% due 2028                                        927             984
   7.500% due 2028                                         15              16
   6.500% due 2029                                      2,928           3,063
   6.500% due 2030                                        284             297
   7.000% due 2030                                         26              28
   8.000% due 2030                                        462             502
   6.500% due 2031                                        948             991
   7.000% due 2031                                        246             260
   7.500% due 2031                                        764             818
   6.500% due 2032                                      3,652           3,818
   7.000% due 2032                                      5,949           6,294
   7.500% due 2032                                        202             216
   4.500% due 2033                                      2,389           2,259
   5.000% due 2033                                      1,480           1,448
   5.500% due 2033                                      9,362           9,409
   6.000% due 2033                                        738             758
   6.500% due 2033                                      5,288           5,523
   7.000% due 2033                                      1,018           1,077
   5.000% due 2034                                     13,840          13,533
   5.500% due 2034                                      7,399           7,426
   6.500% due 2034                                        942             984
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  1,939           2,010
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,385           1,470
   Series 1997-81 Class PC
   5.000% due 04/18/27                                    103             104

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association (E)
   Series 1993-208 Class SA IO
   0.450% due 02/25/23                                  1,533               6
   Series 2004-T4 Class AIA1
   1.000% due 08/15/34                                  1,980           1,980
Federal National Mortgage Association Grantor
   Trust
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  1,530           1,644
Federal National Mortgage Association Grantor
   Trust (E)
   Series 2001-T13 Class A1
   1.260% due 03/25/32                                    467             467
   Series 2002-T13 Class A1
   1.200% due 08/25/32                                     92              92
   Series 2002-T5 Class A1
   1.220% due 05/25/32                                  1,189           1,191
   Series 2002-T7 Class A1
   1.210% due 07/25/32                                    677             677
   Series 2003-T3 Class 1A
   1.220% due 06/25/33                                  1,315           1,315
   Series 2003-T4 Class 1A
   1.210% due 09/26/33                                  3,040           3,041
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.585% due 04/25/42                                  6,195             299
   Series 2002-W6 Class 2AIO
   0.321% due 06/25/42                                  5,811              52
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                    184             193
Federal National Mortgage Association Whole Loan
   (E)
   Series 2002-W2 Class AV1
   1.230% due 06/25/32                                    863             863
   Series 2003-W13 Class AF1
   1.170% due 10/25/33                                    264             264
   Series 2003-W16 Class AV1
   1.250% due 11/25/33                                  1,062           1,062
   Series 2003-W5 Class A
   1.210% due 04/25/33                                  1,933           1,937
   Series 2003-W9 Class A
   1.220% due 06/25/33                                  2,825           2,824
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2003-FFH1 Class 2A1
   1.600% due 09/25/33                                    583             583

                                                       Diversified Bond Fund  77

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Franklin NIM Trust (y)
   Series 2004-FFH2 Class N1
   4.212% due 03/25/34                                    808             808
   Series 2004-FFH2 Class N2
   7.385% due 03/25/34                                    300             300
Fremont NIM Trust (y)
   Series 2004-B Class NOTE
   4.703% due 05/25/34                                    517             517
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C2 Class A1
   6.570% due 09/15/33                                    386             396
   Series 2003-C3 Class A4
   5.023% due 04/10/40                                    270             268
GMAC Mortgage Corp. Loan Trust (E)
   Series 2003-AR1 Class A1
   1.570% due 10/19/33                                    389             389
   Series 2003-AR2 Class 2A1
   1.600% due 12/19/33                                  1,158           1,157
Government National Mortgage Association
   Series 1998-23 Class ZA
   6.500% due 09/20/28                                  6,268           6,499
   Series 2002-61 Class A
   3.261% due 12/16/16                                    635             638
   Series 2002-61 Class BA
   4.648% due 03/16/26                                  1,040           1,047
   Series 2004-20 Class C
   4.430% due 04/16/34                                  1,765           1,701
Government National Mortgage Association I
   30 Year TBA (d)
   5.000%                                               2,840           2,781
   5.500%                                               1,340           1,348
   6.000%                                               7,450           7,660
   8.000% due 2007                                          1               1
   6.500% due 2008                                         25              27
   6.500% due 2009                                        283             301
   7.000% due 2011                                          3               3
   8.000% due 2016                                          1               2
   9.500% due 2016                                         13              15
   8.000% due 2017                                         11              12
   10.500% due 2020                                        17              19
   8.000% due 2022                                         50              56
   8.500% due 2022                                         33              37
   7.500% due 2025                                         31              33
   8.000% due 2025                                         86              94
   9.000% due 2025                                        514             577
   7.000% due 2029                                         17              18

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.500% due 2029                                        124             134
   8.500% due 2029                                         41              45
   7.500% due 2030                                        474             511
   8.000% due 2030                                      1,036           1,134
   8.500% due 2030                                         71              77
   7.000% due 2031                                      1,139           1,211
   7.500% due 2031                                         47              50
   8.000% due 2031                                          9              10
   6.500% due 2032                                        557             584
   7.000% due 2032                                      1,532           1,628
   7.500% due 2032                                        347             373
   8.000% due 2032                                         43              47
   5.000% due 2033                                      2,790           2,741
   5.500% due 2033                                      7,437           7,498
Government National Mortgage Association II
   5.500% due 2034                                      2,966           2,983
Government National Mortgage Association II (E)
   3.375% due 2023                                        439             442
   4.625% due 2023                                        567             576
   3.375% due 2024                                        293             295
   3.000% due 2034                                        497             489
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,560           1,576
GS Mortgage Securities Corp. II
   Series 2004-GG2 Class A26
   5.396% due 08/10/38                                  1,550           1,569
GS Mortgage Securities Corp. II
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,575           1,710
GSAMP Trust (E)
   Series 2003-AHL Class A2A
   1.650% due 10/25/33                                    839             840
GSMPS Mortgage Loan Trust (y)
   Series 2003-3 Class A1
   7.000% due 06/25/43                                    751             786
GSRPM Mortgage Loan Trust (E)
   Series 2003-1 Class A1
   1.700% due 01/25/32                                     28              28
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2001-1 Class A
   1.710% due 01/20/31                                    660             661
Household Mortgage Loan Trust (E)
   Series 2002-HC1 Class A
   1.720% due 05/20/32                                     89              90

 78  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
IndyMac Loan Trust (y)(E)
   Series 2003-L1 Class A1
   1.830% due 11/25/08                                  1,280           1,280
   Series 2004-L1 Class A1
   1.730% due 07/25/09                                  1,530           1,530
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2004-CB9 Class A3
   5.151% due 06/12/41                                  2,080           2,125
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    446             474
Long Beach Asset Holdings Corp. (y)
   Series 2003-2 Class N1
   7.627% due 06/25/33                                     72              72
   Series 2003-4 Class N1
   6.535% due 08/25/33                                    112             113
Mastr Asset Backed Securities Trust (E)
   Series 2004-OPT1 Class A3
   1.710% due 02/25/34                                    754             754
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2002-NC1 Class A1
   1.770% due 05/25/33                                    270             270
   Series 2003-WMC1 Class A2
   1.810% due 11/25/33                                    443             444
   Series 2003-WMC2 Class A2
   1.790% due 02/25/34                                    593             593
   Series 2004-WMC1 Class A2
   1.750% due 10/25/34                                  1,463           1,464
Merrill Lynch Mortgage Investors, Inc. (y)
   Series 2003-OP1N Class N1
   7.250% due 09/25/34                                    317             319
   Series 2004-WM1N Class N1
   4.500% due 10/25/34                                    563             563
Morgan Stanley ABS Capital I (E)
   Series 2003-NC10 Class A2
   1.650% due 10/25/33                                    698             698
   Series 2003-NC5 Class A2
   1.730% due 04/25/33                                    380             381
   Series 2004-HE1 Class A3
   1.610% due 01/25/34                                  1,617           1,617
   Series 2004-HE2 Class A3
   1.580% due 03/25/34                                  1,953           1,953
Morgan Stanley Capital I
   Series 2004-IQ7 Class A4
   5.435% due 06/15/38                                  1,650           1,687

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP3 Class A3
   6.200% due 07/15/33                                    790             847
Morgan Stanley Dean Witter Capital I (E)
   Series 2003-NC4 Class A2
   1.820% due 04/25/33                                    317             317
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  1,995           2,142
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                    419             443
Novastar NIM Trust (y)
   Series 2004-N1 Class NOTE
   4.458% due 02/26/34                                    730             729
   Series 2004-N2 Class NOTE
   4.458% due 06/26/34                                    767             767
Option One Mortgage Loan Trust (E)
   Series 2001-4 Class A
   1.750% due 01/25/32                                    403             404
   Series 2002-2 Class A
   1.720% due 06/25/32                                    401             401
   Series 2003-1 Class A2
   1.870% due 02/25/33                                    947             951
   Series 2003-2 Class A2
   1.750% due 04/25/33                                    407             408
Option One Mortgage Securities Corp. NIM Trust
   (y)(E)
   Series 2003-3 Class N
   1.760% due 04/25/10                                    248             248
   Series 2003-6A Class NOTE
   1.670% due 10/26/10                                    459             459
Pacificamerica Home Equity Loan
   Series 1998-2 Class AF
   6.590% due 06/26/28                                     91              92
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   1.850% due 02/25/34                                    263             263
   Series 2004-CL1 Class 2A2
   1.700% due 02/25/19                                     65              65
Renaissance NIM Trust (y)
   Series 2003-D Class NOTE
   6.657% due 03/26/34                                    288             290
   Series 2004-B Class NOTE
   5.193% due 08/26/34                                    670             670

                                                       Diversified Bond Fund  79

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc.
   Series 2004-RS7 Class AI3
   4.450% due 07/25/28                                    690             690
Residential Asset Securities Corp. (E)
   Series 2001-KS1 Class AII
   1.685% due 03/25/32                                    300             300
   Series 2002-KS3 Class A1B
   1.700% due 05/25/32                                    717             717
   Series 2003-KS9 Class AI1
   1.610% due 02/25/21                                    588             588
Saxon Asset Securities Trust (E)
   Series 2001-3 Class AV2
   1.730% due 08/25/31                                      6               6
   Series 2003-1 Class AV1
   1.760% due 06/25/33                                    811             813
   Series 2004-1 Class A
   1.720% due 03/25/35                                  1,457           1,456
Saxon Net Interest Margin Trust (y)
   Series 2003-A Class A
   6.656% due 08/26/33                                    275             277
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2004-OP1 Class A2
   1.700% due 02/25/34                                    843             843
Sharp SP I LLC Net Interest Margin Trust (y)
   Series 2004-FM1N Class N
   6.160% due 09/25/33                                    299             301
Small Business Administration
   Series 1999-P10B Class 1
   7.540% due 08/10/09                                  1,579           1,730
   Series 2000-10B Class 1
   7.452% due 09/01/10                                  3,695           4,043
Structured Asset Securities Corp. (E)
   Series 2002-HF1 Class A
   1.740% due 01/25/33                                     70              70
                                                                 ------------
                                                                      475,004
                                                                 ------------

Municipal Bonds - 0.6%
Commonwealth of Massachusetts General Obligation
   Limited (u)
   5.750% due 08/01/11                                    400             455
County of Clark Nevada General Obligation
   Limited, weekly demand (E)(u)
   5.000% due 06/01/26                                  1,000           1,003
County of Jefferson Alabama Revenue Bonds,
   weekly demand (pre-refunded) (E)
   5.000% due 02/01/41                                    100             110

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Energy Northwest Revenue Bonds
   5.500% due 07/01/13                                    200             222
   5.500% due 07/01/14                                    100             111
Florida State Board Education General Obligation
   Unlimited, weekly demand (E)
   5.000% due 06/01/33                                  1,300           1,296
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand (E)
   5.000% due 06/01/21                                    830             824
Lower Colorado River Authority Revenue Bonds,
   weekly demand (E)(u)
   5.000% due 05/15/31                                  1,000             990
New York City Municipal Water Finance Authority
   Revenue Bonds, weekly demand (E)
   5.000% due 06/15/34                                    100              99
Orange County Sanitation District Certificate of
   Participation, weekly demand (E)
   5.000% due 02/01/33                                    100             100
Orange County Water District Certificate of
   Participation, weekly demand (E)
   5.000% due 08/15/34                                    700             692
South Carolina Transportation Infrastructure
   Bank Revenue Bonds, weekly demand (E)
   5.000% due 10/01/33                                  1,300           1,301
University of Texas Revenue Bonds, weekly demand
   (E)
   5.000% due 08/15/33                                    100              99
                                                                 ------------
                                                                        7,302
                                                                 ------------

Non-US Bonds - 0.0%
Deutsche Bundesrepublik
   5.250% due 01/04/11                                    100             130
                                                                 ------------

 80  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Government Agencies - 7.4%
Federal Home Loan Bank (z)
   1.875% due 06/15/06                                  1,730           1,702
Federal Home Loan Bank System
   4.500% due 09/16/13                                  1,255           1,213
Federal Home Loan Bank System (z)
   2.500% due 03/15/06                                  7,915           7,895
   5.375% due 02/15/07                                  2,020           2,120
Federal Home Loan Mortgage Corp.
   5.750% due 01/15/12                                  3,000           3,199
   5.125% due 07/15/12                                  1,919           1,964
Federal Home Loan Mortgage Corp. (z)
   5.500% due 07/15/06                                  9,145           9,599
   2.750% due 08/15/06                                  1,580           1,574
   4.875% due 03/15/07                                  7,505           7,812
   2.750% due 03/15/08                                  1,035           1,001
   3.625% due 09/15/08                                  5,120           5,070
   5.750% due 03/15/09                                  4,925           5,285
   7.000% due 03/15/10                                  2,425           2,754
   5.125% due 08/20/12                                  5,250           5,256
   4.500% due 01/15/13                                  1,330           1,299
   4.500% due 07/15/13                                    255             248
   6.750% due 03/15/31                                  1,060           1,205
Federal National Mortgage Association
   7.250% due 01/15/10                                  2,160           2,472
   5.500% due 03/15/11                                    320             338
   6.125% due 03/15/12                                  2,175           2,370
   Zero coupon due 07/05/14                             3,415           2,033
   6.210% due 08/06/38                                    320             341
Federal National Mortgage Association (z)
   5.500% due 02/15/06                                  1,005           1,048
   6.000% due 05/15/08                                  1,360           1,468
   2.500% due 06/15/08                                  6,585           6,287
   5.250% due 01/15/09                                  3,030           3,187
   4.250% due 05/15/09                                  3,445           3,471
   6.625% due 09/15/09                                  1,450           1,615
   4.375% due 03/15/13                                  1,125           1,087
   4.625% due 10/15/13                                  2,125           2,075
   7.250% due 05/15/30                                    590             708
   6.625% due 11/15/30                                  1,805           2,018
Financing Corp. Principal Only Strip
   0.000% due 05/11/18                                     90              42
   0.000% due 12/06/18                                    155              69
   0.000% due 04/05/19                                    875             383
   0.000% due 09/26/19                                    585             248
                                                                 ------------
                                                                       90,456
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Government Treasuries - 19.2%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07                                    239             256
United States Treasury Inflation Indexed Bonds
   (z)
   3.625% due 01/15/08                                    234             256
   3.875% due 01/15/09                                  4,957           5,543
   3.500% due 01/15/11                                    217             242
   2.000% due 07/15/14                                  4,260           4,258
United States Treasury Note
   2.750% due 07/31/06                                  5,200           5,207
   9.875% due 11/15/15                                  1,330           1,933
   6.875% due 08/15/25                                    310             373
   6.125% due 11/15/27                                    195             217
United States Treasury Note (z)
   2.000% due 08/31/05                                 22,455          22,423
   1.875% due 01/31/06                                  8,880           8,811
   4.625% due 05/15/06                                 10,145          10,506
   6.875% due 05/15/06                                 25,100          26,972
   7.000% due 07/15/06                                  4,445           4,808
   2.375% due 08/15/06                                  8,125           8,073
   4.375% due 05/15/07                                  3,765           3,900
   6.625% due 05/15/07                                  6,330           6,933
   6.125% due 08/15/07                                  6,350           6,896
   3.125% due 09/15/08                                  5,560           5,486
   3.375% due 12/15/08                                 33,105          32,866
   3.250% due 01/15/09                                  2,230           2,200
   6.000% due 08/15/09                                  6,555           7,237
   5.750% due 08/15/10                                  3,075           3,372
   5.000% due 02/15/11                                  4,860           5,126
   5.000% due 08/15/11                                  1,140           1,200
   4.875% due 02/15/12                                  2,345           2,443
   4.000% due 11/15/12                                  1,980           1,937
   4.250% due 08/15/13                                  6,940           6,847
   12.000% due 08/15/13                                   420             554
   4.250% due 11/15/13                                  3,335           3,283
   4.750% due 05/15/14                                    215             220
   13.250% due 05/15/14                                   680             963
   12.500% due 08/15/14                                 1,235           1,725
   9.250% due 02/15/16                                  1,025           1,437
   7.500% due 11/15/16                                  4,270           5,323
   8.750% due 05/15/17                                  2,625           3,596
   8.125% due 08/15/19                                  7,765          10,287
   8.125% due 08/15/21                                  6,000           8,030
   7.125% due 02/15/23                                  2,370           2,908
   6.000% due 02/15/26                                  3,475           3,794
   6.125% due 08/15/29                                  4,885           5,448

                                                       Diversified Bond Fund  81

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Principal Only STRIP (z)
   0.000% due 11/15/21                                  4,835           1,883
                                                                 ------------
                                                                      235,772
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,165,694)                                                   1,170,188
                                                                 ------------

PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
Centaur Funding Corp. (y)                             390,000             491
DG Funding Trust (y)                                      103            1107
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,502)                                                           1,598
                                                                 ------------

SHORT-TERM INVESTMENTS - 48.0%
ABN Amro North America Discount Note (c)(y)
   1.380% due 09/08/04                                  5,000           4,992
   1.385% due 09/13/04                                    400             399
ASIF II
   1.200% due 01/26/05                                 70,000             632
Bank Ireland Governor & Co. (c)(y)
   1.255% due 09/01/04                                  4,900           4,895
   1.395% due 09/09/04                                    500             499
Bundesschatzanweisungen
   3.000% due 12/10/04                                  5,630           6,788
CBA Del Finance, Inc. Years 3 & 4 Commercial
   Paper
   1.565% due 10/25/04                                  2,200           2,191
CBA Delaware Finance, Inc. (y)
   1.505% due 10/12/04                                  1,000             996
CDC Commercial Paper (y)
   1.100% due 08/04/04 (c)                              1,000           1,000
   1.270% due 09/24/04 (c)                              1,900           1,896
   1.480% due 10/05/04                                  2,500           2,494
Danske Corp. Commercial Paper
   1.480% due 10/06/04                                  5,000           4,981
   1.490% due 10/12/04                                    400             399
DNB Nor Bank ASA Commercial Paper (c)(y)
   1.260% due 09/20/04                                    600             599
   1.285% due 09/21/04                                    400             399
European Investment Bank
   0.875% due 11/08/04                           JPY   24,000             216
Federal Home Loan Bank Discount Note (c)(y)
   1.175% due 08/25/04                                    900             899
   1.234% due 09/03/04                                  1,800           1,798

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Bank System (z)
   4.125% due 01/14/05                                    385             389
Federal Home Loan Mortgage Corp. Discount Note
   (y)
   1.200% due 08/09/04 (c)                              1,800           1,800
   1.180% due 08/24/04 (c)                                400             400
   1.210% due 08/31/04 (c)                                300             300
   1.410% due 09/14/04 (c)                              6,700           6,688
   1.465% due 09/28/04 (c)                              4,900           4,888
   1.456% due 10/12/04                                  2,200           2,194
   1.550% due 10/26/04                                  1,800           1,791
   1.530% due 11/01/04                                  1,800           1,791
   1.540% due 11/08/04                                    400             398
   1.545% due 11/12/04                                  5,400           5,375
   1.570% due 11/15/04                                  1,800           1,790
   1.579% due 11/22/04                                  1,800           1,790
Federal National Mortgage Association Discount
   Note (y)
   1.150% due 08/18/04 (c)                              1,200           1,199
   1.430% due 09/08/04 (c)                                500             499
   1.427% due 09/22/04 (c)                              1,800           1,796
   1.506% due 09/29/04 (c)                              1,800           1,796
   1.455% due 10/06/04                                  3,600           3,587
   1.520% due 10/15/04                                  1,500           1,493
   1.530% due 10/18/04                                    200             199
   1.559% due 10/27/04                                    100             100
   1.470% due 11/22/04                                    500             497
Frank Russell Investment Company Money Market
   Fund                                           111,805,032         111,805
Frank Russell Investment Company Money Market
   Fund (N)                                       152,024,536         152,025
General Electric Capital Corp. Commercial Paper
   (y)
   1.460% due 09/14/04(c)                               2,200           2,196
   1.480% due 09/15/04(c)                               3,000           2,994
   1.580% due 11/01/04                                    100             100
   1.590% due 11/05/04                                    100             100
   2.495% due 04/05/05                                    200             197
   2.535% due 04/05/05                                    100              98
HBOS Treasury Services PLC (y)
   1.250% due 08/25/04(c)                               2,000           1,998
   1.250% due 08/31/04(c)                                 100             100
   1.150% due 09/03/04(c)                               2,400           2,397
   1.580% due 10/21/04                                    800             797
Historic TW, Inc.
   7.975% due 08/15/04 (c)                                300             301

 82  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ING US Funding LLC Commercial Paper (y)
   1.310% due 09/02/04(c)                               1,600           1,598
   1.325% due 09/07/04(c)                               1,200           1,199
   1.470% due 10/04/04                                  2,600           2,593
International Bank for Reconstruction &
   Development
   4.750% due 12/20/04                           JPY    6,000              55
Italy Government International Bond
   5.000% due 12/15/04                           JPY   15,000             137
KFW International Finance
   1.000% due 12/20/04                           JPY   81,000             731
NPF XII, Inc.
   Series 2002-1A Class AIO
   2.390% due 05/02/05                                  1,825             128
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                    844              26
Royal Bank of Scotland
   1.090% due 08/06/04 (c)                                800             800
   1.540% due 10/19/04                                  2,100           2,093
Santander Financial Issuances
   6.800% due 07/15/05                                     90              93
Shell Finance (c)
   1.350% due 08/27/04                                    600             599
Spintab SwedMortgage Commercial Paper (c)
   1.490% due 09/02/04                                  4,300           4,294
   1.260% due 09/08/04                                    300             300
Stadshypotek Del, Inc.
   1.510% due 10/07/04                                  2,200           2,192
State Street Securities Lending Quality Trust
   (N)                                            175,014,539         175,015
Statens Bostads Financial
   1.500% due 10/04/04                                  3,400           3,391
Svenska Handelsbanken, Inc.
   1.090% due 08/05/04 (c)                                400             400
   1.250% due 09/01/04 (c)                              2,700           2,697
   1.615% due 10/29/04                                  2,300           2,290

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Swedbank Forenings
   1.560% due 10/21/04                                    800             796
Tennessee Valley Authority
   6.375% due 06/15/05                                     20              21
Total Fina ElfCapital Corp. Commercial
   Paper(c)(y)
   1.310% due 08/02/04                                  4,900           4,900
Toyota Motor Credit Corp.
   1.330% due 09/07/04 (c)                              1,800           1,798
   1.390% due 09/15/04 (c)                              1,300           1,298
   1.480% due 09/22/04 (c)                                300             299
   1.000% due 12/20/04                           JPY   11,000              99
UBS Finance, Inc. (c)
   1.320% due 08/02/04                                  1,600           1,600
   1.390% due 09/07/04                                    100             100
United States Treasury Bill (y)(s)
   1.135% due 09/02/04 (c)                              1,465           1,464
   1.225% due 09/09/04 (c)                                500             499
   0.980% due 09/30/04 (c)                                100             100
   1.643% due 12/09/04                                     50              50
United States Treasury Note (z)
   7.875% due 11/15/04                                 13,910          14,159
   6.750% due 05/15/05                                  4,245           4,402
Westpac Trust Securities
   1.220% due 08/25/04 (c)                              1,000           1,099
   1.460% due 10/04/04                                  4,300           4,284
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $591,311)                                                       589,540
                                                                 ------------

TOTAL INVESTMENTS - 143.4%
(identified cost $1,758,507)                                        1,761,326

OTHER ASSETS AND LIABILITIES
NET - (43.4%)                                                        (533,320)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,228,006
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Bond Fund  83

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
10 Year Interest Rate Swap Future
   expiration date 09/04 (41)                            4411              105

Euribor Futures (UK)
   expiration date 06/05 (12)                           2,918                9
   expiration date 09/05 (13)                           3,154                3
   expiration date 12/05 (24)                           5,809              (10)

Eurodollar Futures
   expiration date 03/05 (54)                          13,127              (53)
   expiration date 06/05 (98)                          23,733             (145)
   expiration date 09/05 (14)                           3,379              (25)
   expiration date 12/05 (16)                           3,849              (25)
   expiration date 03/06 (4)                              960               (1)

United States Treasury Bonds
   expiration date 09/04 (54)                           5,844              184

United States Treasury 2 Year Notes
   expiration date 09/04 (186)                         39,269              162
United States Treasury 5 Year Notes
   expiration date 09/04 (360)                         39,420              488
   expiration date 12/04 (2)                              217                1

United States Treasury 10 Year Notes
   expiration date 09/04 (618)                         68,424            1,624
   expiration date 12/04 (1)                              110                1

Short Positions
United States Treasury Bonds
   expiration date 09/04 (36)                           3,896             (128)
United States Treasury 10 Year Notes
   expiration date 09/04 (35)                           3,875               (2)
                                                                  ------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                2,188
                                                                  ============


OPTIONS WRITTEN                                    NOTIONAL          MARKET
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Euribor Futures
   Sep 2004 97.50 (EUR) Put (6)                         1,758               --
   Dec 2004 97.00 (EUR) Put (6)                         1,749               (1)

United States Treasury Notes
5 Year Futures
   Aug 2004 111.50 Call (5)                               558               --

United States Treasury Notes
10 Year Futures
   Aug 2004 110.00 Call (22)                            2,420              (28)
   Aug 2004 111.00 Call (9)                               999               (6)
   Aug 2004 114.00 Call (1)                               114               --
   Aug 2004 115.00 Call (11)                            1,265               --
   Aug 2004 115.00 Call (16)                            1,840               --
   Aug 2004 105.00 Put (22)                             2,310               --
   Aug 2004 108.00 Put (15)                             1,620               (2)
                                                                  ------------

Total Liability for Options Written (premiums
   received $86)                                                           (37)
                                                                  ============

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             368      USD           455    08/23/04                 13
EUR           4,300      USD         5,205    12/10/04                 41
JPY         168,611      USD         1,560    08/25/04                 42
                                                           --------------

                                                                       96
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 84  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 73.2%
Asset-Backed Securities - 2.7%
Alliance Capital Funding LLC (y)
   Series 1998-1 Class A3
   5.840% due 02/15/10                                    169             178
American Airlines, Inc.
   6.817% due 05/23/11                                    345             308
   7.858% due 10/01/11                                    635             633
American Express Credit Account Master Trust
   Series 2004-3 Class A
   4.350% due 12/15/11                                    590             595
AmeriCredit Automobile Receivables Trust
   Series 2001-C Class A4
   5.010% due 07/14/08                                    979           1,000
Ares Leveraged Investment Fund, LP (y)(E)
   5.840% due 10/31/05                                    930             921
Capital One Multi-Asset Execution Trust
   Series 2003-C2 Class C2
   4.320% due 04/15/09                                    205             208
   Series 2003-C4 Class C4
   6.000% due 08/15/13                                  1,465           1,518
Cendant Timeshare Receivables Funding LLC (y)
   Series 2004-1A Class A1
   3.670% due 05/20/16                                    519             517
Chancellor/Triton CBO, Ltd. (y)
   Series 1998-1A Class A1
   6.710% due 08/05/10                                    653             646
Chase Funding Net Interest Margin (y)
   Series 2003-6A Class NOTE
   5.000% due 01/27/35                                    173             173
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    900             989
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,775           1,860
Continental Airlines, Inc.
   7.033% due 06/15/11                                  1,091             864
   6.648% due 09/15/17                                    221             206
   6.900% due 01/02/18                                    306             289
   6.545% due 02/02/19                                    101              95
Delta Air Lines, Inc.
   7.299% due 09/18/06                                    785             457
Fleet Credit Card Master Trust II
   Series 2001-C Class A
   3.860% due 03/15/07                                  1,400           1,404

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Credit Auto Owner Trust
   Series 2003-A Class A2A
   1.620% due 08/15/05                                    135             135
Golden Tree High Yield Opportunities, LP
   Series 2000-1 Class C1
   9.404% due 10/31/07                                  1,100           1,145
Harley-Davidson Motorcycle Trust
   Series 2002-1 Class A1
   3.020% due 09/15/06                                     19              19
   Series 2002-2 Class A1
   1.910% due 04/15/07                                     79              79
   Series 2003-1 Class A1
   1.560% due 05/15/07                                    200             200
   Series 2004-2 Class A1
   2.180% due 01/15/09                                  1,555           1,553
Honda Auto Receivables Owner Trust
   Series 2003-1 Class A2
   1.460% due 09/19/05                                    130             130
   Series 2004-2 Class A2
   2.520% due 02/15/07                                  1,500           1,502
Lehman ABS Manufactured Housing Contract
   Series 2001-B Class A1
   3.010% due 03/15/10                                     51              49
MBNA Master Credit Card Trust USA
   Series 2000-E Class A
   7.800% due 10/15/12                                    600             704
MBNA Master Credit Card Trust USA (E)
   Series 1996-B Class A
   1.640% due 08/15/08                                     45              45
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                    202             189
   Series 2004-1 Class A
   6.005% due 08/15/37                                    290             293
Niagara Mohawk Power Corp.
   7.625% due 10/01/05                                    510             535
Power Contract Financing LLC (y)
   5.200% due 02/01/06                                    825             830
   6.256% due 02/01/10                                    450             460
Prudential Holdings LLC (y)
   8.695% due 12/18/23                                    215             263

                                                     Multistrategy Bond Fund  85

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sankaty Market Value CDO (y)
   Series 2001-3 Class B1
   7.379% due 04/30/09                                    480             509
Sharps SP I, LLC Net Interest Margin (y)
   Series 2004-1M1N
   6.850% due 03/01/34                                    393             393
   Series 2004-2N Class N
   7.000% due 01/25/34                                    570             570
SLM Student Loan Trust (E)
   Series 1996-2 Class A2
   2.207% due 07/27/09                                    422             426
   Series 1997-2 Class CTFS
   2.327% due 10/25/12                                    900             905
   Series 2002-7 Class A2
   1.560% due 06/17/13                                     57              57
   Series 2004-1 Class A1
   1.700% due 01/26/15                                    920             920
   Series 2004-6 Class A2
   1.697% due 01/25/13                                  1,030           1,030
Small Business Administration
   7.449% due 08/01/10                                    313             343
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  2,577           2,795
Tenaska Alabama II Partners, LP (y)
   6.125% due 03/30/23                                    497             501
TXU Electric Delivery Transition Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                    300             301
USAA Auto Owner Trust
   Series 2004-2 Class A2
   2.410% due 02/15/07                                    600             599
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A2
   1.470% due 03/15/07                                  1,100           1,094
World Financial Properties (y)
   6.910% due 09/01/13                                    559             614
   6.950% due 09/01/13                                    222             244
World Omni Auto Receivables Trust
   Series 2004-A Class A2
   2.580% due 07/12/07                                  1,100           1,101
                                                                 ------------
                                                                       33,394
                                                                 ------------
Corporate Bonds and Notes - 14.7%
Aetna, Inc.
   7.875% due 03/01/11                                    595             691

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AIG SunAmerica Global Financing VI (y)
   6.300% due 05/10/11                                    845             916
Albertson's, Inc.
   7.500% due 02/15/11                                    215             243
Allied Waste North America
   Series B
   8.500% due 12/01/08                                    180             196
Allied Waste North America (z)
   6.500% due 11/15/10                                    135             134
Altria Group, Inc.
   7.000% due 11/04/13                                    285             294
   7.750% due 01/15/27                                    180             185
Amerada Hess Corp.
   7.875% due 10/01/29                                    430             474
   7.300% due 08/15/31                                    385             399
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                    100             103
American RE Corp.
   Series B
   7.450% due 12/15/26                                  1,155           1,241
Ametek, Inc.
   7.200% due 07/15/08                                    845             919
Anthem Insurance Cos., Inc. (y)
   9.125% due 04/01/10                                    290             358
Appalachian Power Co.
   Series H
   5.950% due 05/15/33                                     80              76
Arizona Public Service Co.
   5.800% due 06/30/14                                    365             369
Arrow Electronics, Inc.
   6.875% due 07/01/13                                    670             701
AT&T Corp. Step Up Bond
   8.050% due 11/15/11                                    905             936
   8.750% due 11/15/31                                    240             239
AT&T Wireless Services, Inc.
   7.875% due 03/01/11                                    100             115
   8.750% due 03/01/31                                     90             112
Autonation, Inc.
   9.000% due 08/01/08                                    120             136
Avista Capital Trust III
   6.500% due 04/01/34                                    980             948
Avista Corp.
   7.750% due 01/01/07                                     55              60
   9.750% due 06/01/08                                    610             717

 86  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Avnet, Inc.
   9.750% due 02/15/08                                     55              62
AXA Financial, Inc.
   6.500% due 04/01/08                                    120             131
BAE Systems Holdings, Inc. (y)
   6.400% due 12/15/11                                  1,875           2,016
Bank of America Corp.
   7.800% due 02/15/10                                    365             422
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    280             315
Bear Stearns Cos., Inc. (The)
   4.650% due 07/02/18                                    820             731
Boeing Capital Corp. (z)
   6.100% due 03/01/11                                    315             335
Bowater, Inc. (z)
   6.500% due 06/15/13                                  1,015             957
Boyd Gaming Corp.
   9.250% due 08/01/09                                    349             382
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     55              59
   6.750% due 03/15/29                                    110             116
Campbell Soup Co.
   5.875% due 10/01/08                                    430             459
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    300             311
CenterPoint Energy Resources Corp.
   7.750% due 02/15/11                                    640             730
   Series B
   7.875% due 04/01/13                                    875           1,011
Chesapeake Energy Corp. (y)
   7.000% due 08/15/14                                    580             586
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    210             217
   Series B
   5.375% due 06/15/33                                     50              44
Cincinnati Gas & Electric (z)
   Series A
   5.400% due 06/15/33                                     65              57
CIT Group, Inc.
   5.750% due 09/25/07                                    345             364
   6.875% due 11/01/09                                    140             155
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    265             287

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup, Inc.
   3.500% due 02/01/08                                  3,110           3,079
   7.250% due 10/01/10                                    665             756
   6.000% due 02/21/12                                    305             326
   5.625% due 08/27/12                                    210             218
Citizens Communications Co.
   8.500% due 05/15/06                                    525             561
   7.600% due 06/01/06                                    155             163
   9.250% due 05/15/11                                    485             518
Clear Channel Communications, Inc.
   7.650% due 09/15/10                                    205             232
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    315             320
   Series D
   6.600% due 03/01/33                                    130             135
Comcast Cable Communications
   8.375% due 05/01/07                                    705             788
   6.750% due 01/30/11                                    295             321
Comcast Corp.
   5.850% due 01/15/10                                    190             200
Consolidated Natural Gas Co.
   Series A
   5.000% due 03/01/14                                    105             102
   Series C
   6.250% due 11/01/11                                    155             166
Consumers Energy Co.
   Series B
   5.375% due 04/15/13                                     95              95
   Series F
   4.000% due 05/15/10                                     85              81
   Series H
   4.800% due 02/17/09                                    185             187
Continental Airlines, Inc.
   Series 01-1
   6.503% due 06/15/11                                    250             233
Corrections Corp. of America
   7.500% due 05/01/11                                    790             815
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    425             412
   Series MTNK
   5.500% due 02/01/07                                    135             141
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    200             205
   6.125% due 11/15/11                                    390             414
   5.500% due 08/15/13                                    230             232
CSC Holdings, Inc. (z)
   10.500% due 05/15/16                                   520             582

                                                     Multistrategy Bond Fund  87

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp.
   7.300% due 01/15/12                                    530             584
   8.500% due 01/18/31                                    165             194
DaimlerChrysler NA Holding Corp. (z)
   8.000% due 06/15/10                                     70              80
Detroit Edison Co.
   6.125% due 10/01/10                                    305             327
   6.350% due 10/15/32                                    275             282
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    475             463
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    420             461
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                    120             127
DPL, Inc.
   8.250% due 03/01/07                                    395             420
DR Horton, Inc.
   6.875% due 05/01/13                                    180             188
Dresdner Funding Trust I (y)
   8.151% due 06/30/31                                    755             857
Duke Capital LLC
   4.302% due 05/18/06                                    320             325
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     80              84
Duke Energy Field Services LLC (z)
   6.875% due 02/01/11                                     60              66
Echostar DBS Corp.
   6.375% due 10/01/11                                    355             352
El Paso Corp. (z)
   6.950% due 12/15/07                                  2,600           2,522
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                    205             213
Electronic Data Systems Corp. (z)
   7.125% due 10/15/09                                    150             157
   Series B
   6.500% due 08/01/13                                    125             121
Eli Lilly & Co.
   6.770% due 01/01/36                                  1,170           1,301
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                    120             117
Enterprise Products Operating, LP
   7.500% due 02/01/11                                    465             506
EOP Operating, LP
   4.750% due 03/15/14                                     70              65
   7.500% due 04/19/29                                    297             318
Erac USA Finance Co. (y)
   7.350% due 06/15/08                                    560             622

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Exelon Corp.
   6.750% due 05/01/11                                    215             235
Exelon Generation Co. LLC
   6.950% due 06/15/11                                    475             525
Farmers Exchange Capital (y)
   7.050% due 07/15/28                                  1,020             999
Farmers Insurance Exchange (y)
   8.625% due 05/01/24                                    875           1,002
Federated Department Stores
   7.000% due 02/15/28                                    235             251
Federated Department Stores (z)
   6.900% due 04/01/29                                    125             132
FedEx Corp.
   7.600% due 07/01/97                                    225             249
FedEx Corp. (y)
   2.650% due 04/01/07                                    220             215
Felcor Lodging, LP
   10.000% due 09/15/08                                   101             107
FGIC Corp. (y)
   6.000% due 01/15/34                                    450             443
Fifth Third Bank Michigan
   7.750% due 08/15/10                                    540             565
Financing Corp. Fico
   Series 15P
   Zero Coupon due 03/07/19                               390             171
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  1,735           1,835
   Series C
   7.375% due 11/15/31                                    345             373
Fisher Scientific International (y)
   6.750% due 08/15/14                                    190             190
FMC Corp.
   10.250% due 11/01/09                                    35              40
Ford Motor Co.
   6.375% due 02/01/29                                    260             220
   7.450% due 07/16/31                                  1,125           1,070
Ford Motor Credit Co.
   5.800% due 01/12/09                                    500             509
   7.375% due 10/28/09                                    160             172
   7.875% due 06/15/10                                  1,175           1,283
   7.375% due 02/01/11                                  1,840           1,953
   7.250% due 10/25/11                                    385             405
Ford Motor Credit Co. (z)
   5.625% due 10/01/08                                    830             845
   7.000% due 10/01/13                                    455             463
Freescale Semiconductor, Inc. (y)
   6.875% due 07/15/11                                    380             383

 88  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Capital Corp.
   Series MTNA
   4.250% due 12/01/10                                    395             388
   6.000% due 06/15/12                                    100             107
   6.750% due 03/15/32                                    465             508
General Electric Co.
   5.000% due 02/01/13                                  1,280           1,278
General Motors Acceptance Corp.
   6.750% due 01/15/06                                    215             225
   7.250% due 03/02/11                                  1,240           1,304
   6.875% due 09/15/11                                  3,185           3,270
   7.000% due 02/01/12                                    275             283
   8.000% due 11/01/31                                    690             701
General Motors Acceptance Corp. (z)
   4.500% due 07/15/06                                    115             117
General Motors Corp.
   7.125% due 07/15/13                                    745             765
General Motors Corp. (z)
   8.375% due 07/15/33                                  1,405           1,469
Georgia-Pacific Corp.
   8.125% due 05/15/11                                  1,000           1,123
Glencore Funding LLC (y)
   6.000% due 04/15/14                                  1,050             987
Golden West Financial Corp.
   4.125% due 08/15/07                                    360             366
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                  1,545           1,710
   6.600% due 01/15/12                                    150             163
   5.250% due 10/15/13                                    780             767
   6.345% due 02/15/34                                  1,560           1,495
GTE Corp.
   6.940% due 04/15/28                                    385             398
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                    630             647
   Series B
   7.375% due 09/01/06                                    200             207
GulfTerra Energy Partners, LP
   6.250% due 06/01/10                                    295             301
   Series B
   8.500% due 06/01/10                                    144             158
Halliburton Co.
   5.500% due 10/15/10                                  1,280           1,305
Harleysville Group, Inc.
   5.750% due 07/15/13                                    160             150
Harrah's Operating Co., Inc.
   8.000% due 02/01/11                                    315             355
Harrah's Operating Co., Inc. (y)
   5.500% due 07/01/10                                    295             295

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hartford Financial Services Group, Inc.
   2.375% due 06/01/06                                     40              39
   7.900% due 06/15/10                                     80              93
HCA, Inc.
   5.250% due 11/06/08                                    270             271
   6.950% due 05/01/12                                    395             416
   7.500% due 12/15/23                                    400             395
   7.500% due 11/06/33                                    245             246
Health Net, Inc.
   8.375% due 04/15/11                                    455             536
Hertz Corp. (E)
   2.900% due 08/05/08                                    480             479
Hertz Corp. (z)
   7.625% due 08/15/07                                     75              81
Hilton Hotels Corp. (z)
   7.625% due 12/01/12                                    630             695
Historic TW, Inc.
   8.180% due 08/15/07                                    435             487
   9.125% due 01/15/13                                    430             529
   8.050% due 01/15/16                                  1,490           1,717
   6.625% due 05/15/29                                     85              84
HJ Heinz Finance Co.
   6.000% due 03/15/12                                    215             230
HJ Heinz Finance Co. (z)
   6.750% due 03/15/32                                    250             274
Honeywell International, Inc.
   6.125% due 11/01/11                                    265             286
Hornbeck Offshore Services, Inc.
   10.625% due 08/01/08                                   545             597
Household Finance Corp.
   4.125% due 12/15/08                                    175             174
   5.875% due 02/01/09                                    660             702
   4.750% due 05/15/09                                  1,160           1,176
   6.375% due 11/27/12                                    625             671
HVB Funding Trust I (y)
   8.741% due 06/30/31                                    730             851
Hyatt Equities LLC (y)
   6.875% due 06/15/07                                    220             234
ICI Wilmington, Inc.
   4.375% due 12/01/08                                    210             208
International Lease Finance Corp.
   6.375% due 03/15/09                                    350             378
   5.875% due 05/01/13                                    225             233
International Paper Co.
   4.250% due 01/15/09                                    190             188
International Paper Co. (z)
   5.500% due 01/15/14                                    665             660

                                                     Multistrategy Bond Fund  89

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Iron Mountain, Inc.
   7.750% due 01/15/15                                    185             189
   6.625% due 01/01/16                                    200             185
iStar Financial, Inc.
   7.000% due 03/15/08                                    105             113
ITT Industries, Inc.
   7.400% due 11/15/25                                    455             507
Jabil Circuit, Inc. (z)
   5.875% due 07/15/10                                    290             300
John Hancock Financial Services, Inc.
   5.625% due 12/01/08                                    120             127
John Hancock Global Funding II (y)
   7.900% due 07/02/10                                    440             513
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    495             528
JPMorgan Chase & Co.
   5.350% due 03/01/07                                    160             169
   6.000% due 02/15/09                                    170             181
   7.000% due 11/15/09                                     65              73
   6.750% due 02/01/11                                    235             259
   6.625% due 03/15/12                                     95             104
Kellogg Co.
   Series B
   6.600% due 04/01/11                                  1,755           1,940
Kennametal, Inc.
   7.200% due 06/15/12                                    380             405
Kerr-McGee Corp.
   5.875% due 09/15/06                                     45              47
   6.875% due 09/15/11                                    180             196
   7.875% due 09/15/31                                    200             223
KeySpan Corp.
   7.250% due 11/15/05                                    175             185
   7.625% due 11/15/10                                    525             608
Kraft Foods, Inc.
   5.250% due 06/01/07                                    170             177
   4.000% due 10/01/08                                    695             689
   5.625% due 11/01/11                                  2,600           2,683
   6.250% due 06/01/12                                    125             133
Kroger Co.
   8.000% due 09/15/29                                    210             247
Kroger Co. (z)
   7.250% due 06/01/09                                    270             301
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    745             815
Lenfest Communications, Inc.
   7.625% due 02/15/08                                    100             110
Liberty Media Corp.
   3.500% due 09/25/06                                  2,210           2,202

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Liberty Media Corp. (z)
   5.700% due 05/15/13                                    240             236
Liberty Mutual Group (y)
   7.000% due 03/15/34                                    580             572
Lockheed Martin Corp.
   8.200% due 12/01/09                                  1,775           2,088
   8.500% due 12/01/29                                    255             324
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    355             388
Lyondell Chemical Co. (z)
   Series B
   9.875% due 05/01/07                                  1,115           1,169
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    220             260
Marsh & McLennan Cos., Inc.
   5.375% due 07/15/14                                    465             465
May Department Stores Co. (The)
   6.700% due 09/15/28                                    215             216
   7.875% due 03/01/30                                    250             288
May Department Stores Co. (The) (y)
   4.800% due 07/15/09                                    195             196
May Department Stores Co. (The) (y)(z)
   5.750% due 07/15/14                                    425             427
MBNA America Bank NA
   7.125% due 11/15/12                                     85              94
MBNA Corp.
   6.125% due 03/01/13                                    470             490
MCI, Inc.
   5.908% due 05/01/07                                    280             271
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,790           1,930
MGM Mirage
   9.750% due 06/01/07                                    730             802
   8.500% due 09/15/10                                    545             602
Michaels Stores, Inc.
   9.250% due 07/01/09                                    655             715
Midland Funding II
   Series B
   13.250% due 07/23/06                                   165             188
Miller Brewing Co. (y)
   4.250% due 08/15/08                                    205             205
   5.500% due 08/15/13                                    600             608
Mizuho Preferred Capital Co. LLC (y)(p)
   8.790% due 12/29/49                                  1,490           1,674
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                     80              89

 90  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Monongahela Power Co.
   5.000% due 10/01/06                                    180             184
Monongahela Power Co. (y)
   6.700% due 06/15/14                                    795             811
Monumental Global Funding II (y)
   3.850% due 03/03/08                                    490             492
Morgan Stanley
   6.750% due 04/15/11                                    850             934
   4.750% due 04/01/14                                    930             869
Natexis Ambs Co. LLC (y)(p)
   8.440% due 12/29/49                                    430             493
National Rural Utilities Cooperative Finance
   Corporation
   5.750% due 08/28/09                                    200             212
Nationwide Financial Services (z)
   6.250% due 11/15/11                                    395             426
Nationwide Mutual Insurance Co. (y)
   7.875% due 04/01/33                                    710             816
NB Capital Trust IV
   8.250% due 04/15/27                                    240             270
Nevada Power Co.
   9.000% due 08/15/13                                    190             212
News America Holdings
   8.875% due 04/26/23                                    120             151
   7.750% due 12/01/45                                    420             486
   7.900% due 12/01/95                                    410             464
   8.250% due 10/17/96                                    135             159
News America Holdings (z)
   9.250% due 02/01/13                                    325             411
News America, Inc.
   7.125% due 04/08/28                                     75              81
   7.300% due 04/30/28                                    310             340
   6.750% due 01/09/38                                     65              71
Nisource Finance Corp.
   7.625% due 11/15/05                                    105             111
   7.875% due 11/15/10                                    735             851
Norfolk Southern Corp.
   7.900% due 05/15/97                                    930           1,077
Northwest Pipeline Corp.
   8.125% due 03/01/10                                     70              78
Occidental Petroleum Corp.
   7.650% due 02/15/06                                    840             898
   9.250% due 08/01/19                                    285             382
Ohio Edison Co.
   5.450% due 05/01/15                                    215             211
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     55              56
   Series G
   6.600% due 02/15/33                                    130             135

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Oncor Electric Delivery Co. (z)
   7.250% due 01/15/33                                    480             541
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                    240             234
   4.200% due 03/01/11                                    290             280
   6.050% due 03/01/34                                  2,605           2,510
Packaging Corp. of America
   5.750% due 08/01/13                                    165             166
PanAmSat Corp.
   8.500% due 02/01/12                                    185             213
Panhandle Eastern Pipe Line
   Series B
   2.750% due 03/15/07                                     70              67
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                    225             236
   8.625% due 02/01/22                                  1,165           1,258
Popular North America, Inc.
   4.250% due 04/01/08                                    925             931
Portola Packaging, Inc. (y)(z)
   8.250% due 02/01/12                                  1,130             972
Progress Energy, Inc.
   7.100% due 03/01/11                                     40              44
Progress Energy, Inc. (z)
   6.850% due 04/15/12                                     90              98
   7.000% due 10/30/31                                    620             647
Prudential Holdings LLC (y)
   Series FSA
   7.245% due 12/18/23                                  1,060           1,206
PSEG Energy Holdings LLC
   7.750% due 04/16/07                                  1,230           1,298
PSEG Energy Holdings LLC (z)
   8.625% due 02/15/08                                    130             141
PSEG Power LLC
   8.625% due 04/15/31                                    395             490
Qwest Capital Funding, Inc.
   7.000% due 08/03/09                                     65              57
   6.500% due 11/15/18                                     30              22
Qwest Services Corp. Step Up Bond (y)
   14.000% due 12/15/10                                   225             264
Rabobank Capital Funding II (y)(p)
   5.260% due 12/31/49                                    535             523
Raytheon Co.
   8.300% due 03/01/10                                    125             147
   4.850% due 01/15/11                                     70              70

                                                     Multistrategy Bond Fund  91

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
RBS Capital Trust I (p)
   4.709% due 12/29/49                                  1,160           1,079
RC Trust 1 Equity Preferred
   3.500% due 05/15/06                                  1,340             734
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                    310             305
Roundy's, Inc.
   Series B
   8.875% due 06/15/12                                    500             524
Rouse Co. (The)
   3.625% due 03/15/09                                    140             134
   5.375% due 11/26/13                                     55              54
Russia Paris Club Participant
   2.025% due 08/20/20                            JPY 103,738             759
Safeway, Inc. (z)
   5.800% due 08/15/12                                    110             112
   7.250% due 02/01/31                                     65              69
Schering-Plough Corp. Step Up Bond
   5.300% due 12/01/13                                    135             135
   6.500% due 12/01/33                                    755             773
Sealed Air Corp. (y)
   5.625% due 07/15/13                                    370             369
Sempra Energy
   4.750% due 05/15/09                                    655             664
Smithfield Foods, Inc.
   Series B
   8.000% due 10/15/09                                    430             467
   7.750% due 05/15/13                                     80              85
Southern California Edison Co.
   7.625% due 01/15/10                                    650             740
   6.000% due 01/15/34                                    440             431
Southern California Edison Co. (z)
   5.000% due 01/15/14                                     45              44
Sovereign Bancorp, Inc.
   10.500% due 11/15/06                                 2,325           2,659
Sprint Capital Corp.
   4.780% due 08/17/06                                    470             481
   6.125% due 11/15/08                                    160             169
   6.875% due 11/15/28                                    775             771
   8.750% due 03/15/32                                  1,310           1,587
Sprint Capital Corp. (z)
   6.375% due 05/01/09                                    265             283
   8.375% due 03/15/12                                  1,160           1,359
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/07                                     65              69
   7.875% due 05/01/12                                    405             436
Station Casinos, Inc.
   6.000% due 04/01/12                                    310             302

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Swift Energy Co.
   10.250% due 08/01/09                                   240             252
TCI Communications, Inc.
   9.800% due 02/01/12                                    940           1,189
   7.875% due 08/01/13                                  1,270           1,460
   7.875% due 02/15/26                                    145             166
TECO Energy, Inc.
   7.200% due 05/01/11                                    245             252
Tenet Healthcare Corp.
   6.875% due 11/15/31                                    260             204
Tenet Healthcare Corp. (z)
   7.375% due 02/01/13                                    115             106
Tesoro Petroleum Corp.
   8.000% due 04/15/08                                    660             713
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                    180             195
Texas-New Mexico Power Co.
   6.250% due 01/15/09                                    220             230
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                    765             889
Time Warner, Inc.
   6.750% due 04/15/11                                  1,120           1,218
   7.625% due 04/15/31                                    510             561
   7.700% due 05/01/32                                    690             766
TNP Enterprises, Inc.
   Series B
   10.250% due 04/01/10                                   215             232
Toys R US, Inc.
   7.375% due 10/15/18                                    185             176
Toys R US, Inc. (z)
   7.875% due 04/15/13                                    195             199
Transcontinental Gas Pipe Line Corp.
   Series B
   8.875% due 07/15/12                                    100             117
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    250             243
TXU Corp.
   Series J
   6.375% due 06/15/06                                    125             132
TXU Energy Co. LLC
   7.000% due 03/15/13                                    640             703
Tyson Foods, Inc.
   8.250% due 10/01/11                                    280             324
Union Pacific Corp.
   6.125% due 01/15/12                                    800             850
Union Planters Corp.
   7.750% due 03/01/11                                    265             308

 92  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Univision Communications, Inc.
   7.850% due 07/15/11                                    440             512
UST, Inc.
   6.625% due 07/15/12                                    685             749
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    490             506
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    400             415
Verizon Global Funding Corp.
   7.750% due 12/01/30                                    430             493
Verizon New England
   6.500% due 09/15/11                                     70              75
Verizon New York, Inc.
   Series A
   6.875% due 04/01/12                                    310             336
   Series B
   7.375% due 04/01/32                                    920             985
Vintage Petroleum, Inc. (z)
   7.875% due 05/15/11                                    500             518
Wachovia Corp.
   7.550% due 08/18/05                                    875             919
Washington Mutual, Inc.
   8.250% due 04/01/10                                    390             456
Waste Management, Inc.
   5.000% due 03/15/14                                    100              97
   7.000% due 07/15/28                                    460             487
Wells Fargo & Co.
   4.950% due 10/16/13                                    390             383
Wells Fargo Bank NA
   7.550% due 06/21/10                                    250             290
Westar Energy, Inc.
   6.000% due 07/01/14                                    205             212
Weyerhaeuser Co.
   6.000% due 08/01/06                                    105             110
   6.750% due 03/15/12                                    800             875
Williams Gas Pipelines Central, Inc. (y)
   7.375% due 11/15/06                                    725             778
Wisconsin Electric Power
   5.625% due 05/15/33                                     40              38
Wyeth
   5.500% due 03/15/13                                    255             248
   5.500% due 02/01/14                                  1,980           1,912
Xerox Corp.
   7.125% due 06/15/10                                    350             359
Yum! Brands, Inc.
   8.875% due 04/15/11                                    720             876

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Zurich Capital Trust I (y)
   8.376% due 06/01/37                                  1,195           1,329
                                                                 ------------
                                                                      184,389
                                                                 ------------

Emerging Markets Debt - 1.0%
Argentina Bonos (E)
   1.980% due 08/03/12                                  1,765           1,194
Argentina Government International Bond
   11.375% due 03/15/10                                   265              82
   11.375% due 01/30/17                                 1,035             332
Brazilian Government International Bond
   11.000% due 01/11/12                                 1,100           1,150
   11.000% due 08/17/40                                   965             946
Brazilian Government International Bond (E)
   2.063% due 04/15/06                                    128             127
   2.125% due 04/15/09                                     59              55
Brazilian Government International Bond (z)
   9.250% due 10/22/10                                    295             294
   10.500% due 07/14/14                                   355             354
Colombia Government International Bond
   10.375% due 01/28/33                                 1,970           2,014
Ecuador Government International Bond
   7.000% due 08/15/30                                    410             298
Federal Republic of Brazil (E)
   6.000% due 04/15/24                                  1,375           1,090
Panama Government International Bond
   8.875% due 09/30/27                                    300             302
Peru Government International Bond
   8.375% due 05/03/16                                  2,060           1,957
   4.500% due 03/07/17                                    885             728
Russia Government International Bond
   5.000% due 03/31/30                                  2,000           1,836
                                                                 ------------
                                                                       12,759
                                                                 ------------

International Debt - 5.5%
Abbey National PLC Step Up Bond (p)
   6.700% due 06/29/49                                    775             837
Abitibi-Consolidated, Inc.
   8.550% due 08/01/10                                    500             530
   6.000% due 06/20/13                                     70              64
   8.850% due 08/01/30                                    125             122

                                                     Multistrategy Bond Fund  93

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Abitibi-Consolidated, Inc. (z)
   6.950% due 12/15/06                                  1,210           1,251
Aegon NV
   4.750% due 06/01/13                                    265             255
America Movil SA de CV (y)
   5.500% due 03/01/14                                    635             594
Argent NIM Trust (y)
   Series 2003-N7 Class 2A1
   5.680% due 03/25/34                                    161             160
Aries Vermoegensverwaltungs GmbH (y)
   9.600% due 10/25/14                                  2,250           2,379
Arlington Street CDO, Ltd. (y)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                  1,816           1,900
AXA
   8.600% due 12/15/30                                    385             477
Batterson Park CBO I, Ltd.
   Series 1998-1A Class A4
   6.130% due 01/02/11                                     75              76
Bombardier, Inc. (y)(z)
   6.300% due 05/01/14                                    220             190
Bowater Canada Finance
   7.950% due 11/15/11                                    700             724
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    885           1,024
British Telecommunications PLC
   8.375% due 12/15/10                                    585             689
Chile Government International Bond
   5.500% due 01/15/13                                  3,500           3,565
Conoco Funding Co.
   6.350% due 10/15/11                                  1,850           2,024
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                    380             448
   8.750% due 06/15/30                                  2,030           2,522
Dominican Republic International Bond
   9.040% due 01/23/13                                    780             503
Dominican Republic International Bond (E)
   2.438% due 08/30/24                                    845             562
Dresdner Bank AG (y)
   12.750% due 11/21/05                                   560             615
   10.375% due 08/17/09                                   404             404
EnCana Corp.
   6.500% due 08/15/34                                    850             862
Evergreen Funding, Ltd. (E)((y)
   Series REGS
   2.330% due 11/15/10                                    755             725

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Export-Import Bank Of Korea
   4.250% due 11/27/07                                     90              90
Export-Import Bank Of Korea (y)
   4.125% due 02/10/09                                    540             528
France Telecom Step Up Bond
   8.200% due 03/01/06                                  1,420           1,519
   8.750% due 03/01/11                                  2,205           2,573
   9.500% due 03/01/31                                    455             579
Hutchison Whampoa International 03/13, Ltd. (y)
   6.500% due 02/13/13                                    170             172
Hutchison Whampoa International 03/33, Ltd. (y)
   5.450% due 11/24/10                                    150             149
Inco, Ltd.
   7.750% due 05/15/12                                    220             251
   7.200% due 09/15/32                                    315             335
Intelsat, Ltd.
   6.500% due 11/01/13                                    895             799
Juniper CBO, Ltd. (y)
   Series 1999-1A Class A1
   6.830% due 04/15/11                                    955             996
Korea Development Bank
   4.250% due 11/13/07                                    140             141
Korea Electric Power Corp. (y)
   5.125% due 04/23/34                                    285             275
Mantis Reef, Ltd. (y)
   4.692% due 11/14/08                                    585             581
Mexico Government International Bond
   9.875% due 02/01/10                                    100             122
   6.375% due 01/16/13                                    260             265
   8.125% due 12/30/19                                  2,400           2,646
   8.300% due 08/15/31                                  2,255           2,435
Mexico Government International Bond (z)
   8.375% due 01/14/11                                    170             195
   8.000% due 09/24/22                                    665             712
Mizuho Financial Group Cayman, Ltd. (y)
   5.790% due 04/15/14                                  2,740           2,734
   Series REGS
   5.790% due 04/15/14                                    185             185
Morgan Stanley Bank AG (y)
   9.625% due 03/01/13                                    820             858
Nexen, Inc.
   5.050% due 11/20/13                                    255             247

 94  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Oil Insurance, Ltd. (y)
   5.150% due 08/15/33                                    915             917
Petro-Canada
   5.350% due 07/15/33                                    160             138
Petro-Canada (z)
   4.000% due 07/15/13                                     45              41
Petroleos Mexicanos
   9.500% due 09/15/27                                    140             162
Petroleum Geo-Services ASA (z)
   8.000% due 11/05/06                                    730             746
Poland Government International Bond
   4.750% due 10/27/24                                    750             680
Province of Quebec
   5.000% due 07/17/09                                    155             160
   7.500% due 07/15/23                                    955           1,162
PTC International Finance II SA
   11.250% due 12/01/09                                   775             822
Ras Laffan Liquefied Natural Gas Co., Ltd. (y)
   8.294% due 03/15/14                                    290             329
Royal Bank of Scotland Group PLC (p)(z)
   Series 1
   9.118% due 03/31/10                                  2,350           2,842
Royal KPN NV
   8.000% due 10/01/10                                  1,460           1,698
Santander Financial Issuances (z)
   6.375% due 02/15/11                                    540             587
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    495             574
Sappi Papier Holding AG (y)
   6.750% due 06/15/12                                    190             204
Shaw Communications, Inc.
   8.250% due 04/11/10                                    605             661
Shaw Communications, Inc. (z)
   7.200% due 12/15/11                                    190             198
Singapore Telecommunications, Ltd. (y)
   7.375% due 12/01/31                                    830             933
SingTel Optus Finance Property, Ltd. (y)
   8.125% due 06/15/09                                    465             536
Smurfit Capital Funding PLC
   6.750% due 11/20/05                                  1,115           1,148
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                    954             836
Stora Enso OYJ (z)
   7.375% due 05/15/11                                    255             287

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Systems 2001 AT LLC (y)
   7.156% due 12/15/11                                    345             368
   6.664% due 09/15/13                                    456             494
Telecom Italia Capital SA (y)
   5.250% due 11/15/13                                  1,015             997
   6.375% due 11/15/33                                    450             443
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    820             804
TELUS Corp.
   7.500% due 06/01/07                                    705             770
   8.000% due 06/01/11                                  1,765           2,016
TPSA Finance BV (y)
   7.750% due 12/10/08                                    410             455
Tyco International Group SA
   6.375% due 10/15/11                                  1,840           1,977
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                    395             424
Weatherford International, Ltd.
   4.950% due 10/15/13                                    660             640
WPP Finance UK Corp. (y)
   5.875% due 06/15/14                                    350             355
                                                                 ------------
                                                                       68,293
                                                                 ------------

Mortgage-Backed Securities - 35.1%
ABSC NIMs Trust
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                    376             378
Ameriquest Mortgage Securities, Inc.
   Series 2003-5 Class A2
   2.430% due 07/25/33                                    166             166
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A2
   3.520% due 11/10/38                                    520             504
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                  1,026           1,047
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                    642             659
Bank of America Mortgage Securities
   Series
   2004-1 Class 5A1
   6.500% due 09/25/33                                    276             282

                                                     Multistrategy Bond Fund  95

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Mortgage Securities (E)
   Series 2003-D Class 1A2
   3.428% due 05/25/33                                     44              43
   Series 2003-I Class 2A4
   3.828% due 10/25/33                                    760             749
   Series 2004-A Class 1A1
   3.472% due 02/25/34                                    525             521
   Series 2004-E Class 1A1
   3.555% due 06/25/34                                    797             789
   Series 2004-G Class 2A6
   4.657% due 08/25/34                                    785             785
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-8 Class 4A1
   4.792% due 01/25/34                                  1,371           1,368
Bear Stearns Commercial Mortgage Securities
   Series 2004-PWR4 Class A2
   5.286% due 06/11/41                                    955             972
Carlyle High Yield Partners
   8.740% due 05/31/07                                    850             862
Centex Home Equity (E)
   Series 2004-B Class AF1
   1.833% due 09/25/19                                    930             925
   Series 2004-C Class AF1
   2.820% due 01/25/19                                    888             889
Conseco Finance (E)
   Series 2000-C Class A
   1.750% due 12/15/29                                    727             727
Countrywide Alternative Loan Trust (E)
   Series 2004-J5 Class 1A1
   1.640% due 07/25/34                                    567             567
Countrywide Asset-Backed Certificates (E)
   Series 2000-2 Class AV1
   1.680% due 06/25/31                                     55              55
Countrywide Asset-Backed Certificates (y)
   Series 2004-1NIM Class NOTE
   6.000% due 05/25/34                                    349             351
CS First Boston Mortgage Securities Corp.
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                  1,400              26
   Series 2002-22 Class 1AIO
   8.000% due 07/25/32                                  1,800              61
   Series 2003-23 Class 6A1
   6.500% due 09/25/33                                    761             786
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                    907             967

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                    275             293
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2003-3 Class 2A3
   4.500% due 10/25/33                                    420             424
Deutsche Mortgage Securities, Inc.
   Series 2004-4 Class 1A2
   4.010% due 04/25/34                                    480             484
DLJ Mortgage Acceptance Corp. (E)
   Series 1996-Q5 Class A1
   1.950% due 06/25/26                                     58              58
Federal Home Loan Mortgage Corp.
   15 Year TBA (o)
   6.500%                                               2,130           2,252
   15 Year Gold TBA (o)
   4.000%                                               3,470           3,327
   5.000%                                               2,000           2,013
   5.500%                                               2,375           2,438
   30 Year Gold TBA (o)
   5.500%                                              15,555          15,560
   6.000%                                               4,140           4,245
   12.000% due 2012                                         1               1
   12.000% due 2013                                        32              35
   12.000% due 2014                                        24              27
   11.000% due 2015                                        29              33
   6.000% due 2016                                        283             296
   10.000% due 2016                                        72              80
   12.000% due 2016                                        51              57
   12.500% due 2016                                         1               1
   5.000% due 2018                                        405             409
   8.000% due 2020                                        338             367
   11.000% due 2020                                       142             161
   10.500% due 2021                                        72              81
   8.500% due 2025                                         73              81
   7.000% due 2027                                        500             531
   8.500% due 2027                                        438             480
   6.500% due 2028                                        717             752
   7.500% due 2028                                        108             117
   6.000% due 2029                                      1,816           1,869
   6.500% due 2029                                      1,093           1,145
   7.500% due 2029                                        218             235
   6.500% due 2030                                         65              68
   7.500% due 2030                                        753             808
   8.000% due 2030                                        402             437
   8.500% due 2030                                        743             808
   7.000% due 2031                                      1,306           1,383

 96  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.500% due 2031                                        984           1,057
   8.000% due 2031                                        686             744
   6.500% due 2032                                      2,244           2,348
   7.000% due 2032                                        719             761
   7.500% due 2032                                      1,613           1,731
   5.000% due 2033                                      3,847           3,769
   5.500% due 2033                                      2,676           2,691
   6.500% due 2033                                      1,065           1,114
   7.000% due 2033                                        352             373
   7.500% due 2033                                        282             304
   5.000% due 2034                                      1,296           1,264
   Series 1991-1037 Class Z
   9.000% due 02/15/21                                    139             139
   Series 2002-2468 Class VC
   6.000% due 10/15/27                                  1,294           1,310
   Series 2002-2517 Class PT
   5.000% due 10/15/26                                    246             246
   Series 2003-2564 Class IMIO
   5.000% due 09/15/14                                  1,820             174
   Series 2003-2591 Class IQIO
   5.000% due 06/15/17                                  2,735             354
   Series 2003-2613 Class DIIO
   5.500% due 05/15/27                                  3,343             332
   Series 2003-2649 Class IMIO
   7.000% due 07/15/33                                  1,156             217
   Series 2004-2764 Class TG
   5.000% due 03/15/34                                    860             804
Federal Home Loan Mortgage Corp. (E)
   7.828% due 2030                                         26              26
   Series 2000-2247 Class SC-IO
   6.120% due 08/15/30                                    176              10
   Series 2000-2266 Class F
   1.830% due 11/15/30                                    345             347
   Series 2002-2463 Class SJ-IO
   6.900% due 03/15/32                                    703              68
Federal Home Loan Mortgage Corp. Interest Only
   STRIP
   Series 1998-191 Class IO
   8.000% due 01/01/28                                     84              18
   Series 1998-194 Class IO
   6.500% due 04/01/28                                    518             110
   Series 2001-212 Class IO
   6.000% due 05/01/31                                    837             193
   Series 2001-215 Class IO
   8.000% due 06/01/31                                    467              87
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series H017 Class A1
   2.614% due 07/15/11                                  4,850           4,835

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2002-50 Class A3
   2.182% due 09/27/07                                     27              27
   Series 2003-54 Class 2AIO
   0.245% due 02/25/43                                 23,459             180
   Series 2003-54 Class 3AIO
   0.760% due 02/25/43                                  9,243             361
   Series 2003-58 Class 1A2
   3.108% due 05/25/35                                    440             439
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                  1,002           1,051
Federal Housing Authority
   7.430% due 07/01/22                                    628             633
Federal National Mortgage Association
   15 Year TBA (o)
   4.500%                                               7,530           7,404
   5.000%                                              28,260          28,445
   5.500%                                              33,215          34,085
   6.000%                                               2,440           2,547
   30 Year TBA (o)
   5.000%                                              32,420          31,540
   5.500%                                              36,295          36,385
   6.000%                                              29,425          30,145
   6.500%                                              12,315          12,832
   7.000%                                               2,105           2,223
   6.000% due 2009                                         23              24
   6.000% due 2013                                        379             397
   6.000% due 2014                                        199             208
   5.500% due 2016                                        193             199
   6.000% due 2016                                      2,860           2,989
   11.000% due 2016                                       203             235
   5.000% due 2017                                      1,025           1,035
   5.500% due 2017                                      5,318           5,474
   6.000% due 2017                                      2,064           2,156
   6.500% due 2017                                        243             257
   4.500% due 2018                                      3,572           3,520
   5.000% due 2018                                     19,018          19,183
   7.500% due 2024                                         20              22
   7.000% due 2026                                         56              59
   9.000% due 2026                                        117             131
   7.500% due 2027                                         40              43
   5.500% due 2029                                      2,534           2,556
   6.500% due 2029                                      1,934           2,025
   7.500% due 2029                                        291             312
   7.000% due 2030                                          7               8
   7.500% due 2030                                      1,068           1,144
   8.000% due 2030                                      1,113           1,209
   8.500% due 2030                                      2,345           2,551
   9.500% due 2030                                        218             246
   6.500% due 2031                                        751             786

                                                     Multistrategy Bond Fund  97

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.000% due 2031                                       2127            2252
   7.500% due 2031                                      1,627           1,743
   8.000% due 2031                                      1,586           1,722
   8.500% due 2031                                      1,737           1,888
   6.500% due 2032                                     16,405          17,140
   7.000% due 2032                                      6,065           6,413
   7.500% due 2032                                      1,028           1,100
   8.000% due 2032                                         12              13
   8.500% due 2032                                        180             196
   5.000% due 2033                                      4,479           4,390
   5.500% due 2033                                      2,228           2,239
   6.000% due 2033                                        523             537
   6.500% due 2033                                      3,517           3,675
   7.000% due 2033                                      1,270           1,344
   5.000% due 2034                                     10,419          10,187
   5.500% due 2034                                      2,409           2,419
   6.500% due 2034                                      1,052           1,100
   Series 2003-82 Class IA-IO
   6.000% due 08/25/32                                  1,413             245
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  1,992           2,065
   Series 2003-16 Class N-IO
   5.000% due 02/25/15                                  1,686             152
   Series 2003-25 Class IK-IO
   7.000% due 04/25/33                                  1,029             234
   Series 2003-32 Class U-IO
   6.000% due 05/25/33                                    836             181
   Series 2003-33 Class IA-IO
   6.500% due 05/25/33                                  1,121             262
   Series 2003-82 Class W-IO
   6.000% due 08/25/32                                    289              53
   Series 2004-T4 Class AIA3
   7.000% due 08/25/44                                    610             610
Federal National Mortgage Association (E)
   3.547% due 2023                                         67              69
   3.489% due 2026                                        615             637
   2.688% due 2040                                      1,469           1,491
   Series 1997-68 Class SC-IO
   7.063% due 05/18/27                                    277              36
   Series 2001-4 Class SA-IO
   6.140% due 02/17/31                                    456              44
   Series 2002-50 Class SC-IO
   7.000% due 12/25/29                                    198              13
Federal National Mortgage Association Grantor
   Trust
   Series 1999-T2 Class A1
   7.500% due 01/19/39                                     86              93
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                    479             538

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association Interest
   Only
   Series 1997-281 Class 2-IO
   9.000% due 11/01/26                                    104              25
   Series 2000-306 Class IO
   8.000% due 05/01/30                                    136              26
   Series 2001-317 Class 2-IO
   8.000% due 08/01/31                                    297              55
   Series 2002-320 Class 2-IO
   7.000% due 03/01/32                                     87              20
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.585% due 04/25/42                                 10,309             498
   Series 2002-W6 Class 2AIO
   0.321% due 06/25/42                                  9,245              83
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  5,400           5,331
   Series 2003-W19 Class 1A2
   3.471% due 11/25/33                                    696             699
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                    749             774
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                    215             227
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   2.050% due 09/25/31                                     99              99
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                  1,230           1,332
GMAC Commercial Mortgage Securities, Inc.
   Series 1998-C2 Class A2
   6.420% due 05/15/35                                    570             616
Government National Mortgage Association
   Series 2002-62 Class B
   4.763% due 01/16/25                                    325             328
   Series 2003-18 Class Y-IO
   5.500% due 03/20/33                                    249               7
   Series 2003-5 Class B
   4.486% due 10/16/25                                    795             788

 98  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Government National Mortgage Association (E)
   Series 1999-27 Class SE-IO
   7.210% due 08/16/29                                    274              29
   Series 1999-44 Class SA-IO
   7.160% due 12/16/29                                    445              54
   Series 2001-46 Class SA-IO
   6.190% due 09/16/31                                    150              12
Government National Mortgage Association I
   30 Year TBA (o)
   5.000%                                               3,730           3,652
   5.500%                                               2,820           2,836
   11.000% due 2010                                        73              82
   11.500% due 2010                                        13              15
   11.000% due 2013                                        20              23
   10.500% due 2015                                        62              69
   11.000% due 2015                                        15              17
   10.500% due 2016                                       148             166
   10.500% due 2017                                        39              44
   10.000% due 2020                                        27              30
   10.500% due 2021                                       106             123
   10.000% due 2022                                       130             146
   9.500% due 2023                                        557             629
   10.000% due 2025                                       179             207
   6.500% due 2028                                        318             333
   7.500% due 2031                                        202             218
   6.500% due 2032                                      1,622           1,699
   5.500% due 2033                                        380             384
Government National Mortgage Association II
   8.500% due 2026                                        154             168
Government National Mortgage Association II (E)
   3.375% due 2023                                        232             232
   4.625% due 2023                                         73              74
   4.750% due 2023                                         43              43
   4.625% due 2024                                        339             344
   4.750% due 2024                                        349             352
   3.375% due 2025                                        695             694
   4.625% due 2025                                         31              32
   4.750% due 2025                                         25              25
   4.625% due 2026                                        168             170
   3.375% due 2027                                        281             281
   4.750% due 2027                                        398             402
   4.000% due 2029                                      1,242           1,249
   3.000% due 2034                                        497             489
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,575           1,592

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GS Mortgage Securities Corp. II
   Series 2004-GG2 Class A26
   5.396% due 08/10/38                                  1,565           1,585
GSMPS Mortgage Loan Trust (y)
   Series 1998-3 Class A
   7.750% due 09/19/27                                    307             331
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.492% due 06/25/34                                  3,300           3,268
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2003-1 Class A
   1.770% due 10/20/32                                  1,198           1,199
Home Equity Asset Trust (y)
   Series 2003-5N Class A
   7.500% due 01/27/34                                     90              91
MASTR Alternative Loans Trust
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                    376             396
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                    730             750
   Series 2004-1 Class 2A1
   7.000% due 01/25/34                                    755             773
Mellon Residential Funding Corp. (E)
   Series 2000-TBC2 Class A1
   1.620% due 06/15/30                                  1,904           1,892
Merrill Lynch Mortgage Investors, Inc. (y)
   Series 2003-WM1N Class N1
   7.000% due 11/25/33                                     66              66
Merrill Lynch Mortgage Trust (y)
   Series 2002-MW1 Class J
   5.695% due 07/12/34                                    365             315
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                    419             443
Nomura Asset Acceptance Corp.
   Series 2004-AP1 Class A2
   3.238% due 03/25/34                                    535             533
   Series 2004-AP2 Class A2
   4.099% due 07/25/34                                    595             601
PNC Mortgage Securities Corp.
   Series 2000-4 Class CB2
   6.830% due 06/25/30                                    237             237

                                                     Multistrategy Bond Fund  99

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2000-4 Class CB3
   6.830% due 06/25/30                                    132             132
Prime Mortgage Trust
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                    217             219
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   1.850% due 02/25/34                                    460             459
   Series 2004-CL1 Class 2A2
   1.700% due 02/25/19                                    130             130
Renaissance Home Equity Loan Trust (E)
   Series 2004-2 Class AF1
   1.650% due 07/25/34                                  3,535           3,536
Residential Asset Mortgage Products, Inc.
   Series 2004-RS7 Class AI3
   4.450% due 07/25/28                                  1,440           1,440
   Series 2004-RZ2 Class AI3
   4.300% due 01/25/31                                    480             480
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                    720             759
Residential Funding Mortgage Securities II (E)
   Series 2004-HI2 Class A1
   1.600% due 02/25/13                                    530             530
Salomon Brothers Mortgage Securities VII (y)
   Series 1999-C1 Class J
   7.000% due 05/18/32                                    310             243
Sharp SP I LLC Net Interest Margin Trust (y)
   Series 2004-HE1N Class N
   6.900% due 11/25/33                                    236             238
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   7.000% due 11/25/32                                    247             254
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                    885             919
Thornburg Mortgage Securities Trust (E)
   Series 2004-2 Class A2
   1.600% due 06/25/44                                    688             688
Vendee Mortgage Trust
   Series 2000-1 Class 2G
   7.250% due 06/15/09                                    330             342
Washington Mutual (E)
   Series 2002-AR9 Class 1A
   2.638% due 08/25/42                                  2,617           2,617

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-AR4 Class A7
   3.950% due 05/25/33                                    246             245
   Series 2004-AR10 Class A2C
   1.710% due 07/25/44                                    500             500
Washington Mutual Mortgage Pass Through
   Certificates
   Series 2004-CB3 Class 6A
   6.000% due 09/25/19                                  1,145           1,189
Wells Fargo Mortgage Backed Securities Trust
   Series 2003-14 Class 1A1
   4.750% due 12/25/18                                    608             613
   Series 2004-I Class 1A1
   3.399% due 07/25/34                                    403             402
Wells Fargo Mortgage Backed Securities Trust (E)
   Series 2003-K Class 2A5
   4.521% due 11/25/33                                    440             422
   Series 2003-M Class A1
   4.747% due 12/25/33                                    887             888
                                                                 ------------
                                                                      438,956
                                                                 ------------

Municipal Bonds - 1.6%
City of Chicago Illinois General Obligation
   Unlimited, weekly demand (E)(u)
   5.000% due 01/01/35                                  2,600           2,557
City of Forsyth Montana Revenue Bonds (E)
   5.200% due 05/01/33                                    220             230
Clark County School District General Obligation
   Limited (u)
   5.000% due 06/15/10                                  2,600           2,836
Colorado Department of Transportation Revenue
   Bonds (u)
   5.000% due 12/15/13                                    885             965
County of Clark Nevada General Obligation
   Limited, weekly demand (E)(u)
   5.000% due 06/01/32                                  1,900           1,895
Florida State Board Education General Obligation
   Unlimited, weekly demand (E)
   5.000% due 06/01/31                                  1,500           1,498
Florida State Turnpike Authority Revenue Bonds
   (u)
   5.000% due 07/01/11                                    800             875

 100  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand (E)
   5.625% due 06/01/38                                    415             419
Lower Colorado River Authority Revenue Bonds,
   weekly demand (E)(u)
   5.000% due 05/15/33                                    200             198
Metropolitan Transportation Authority Revenue
   Bonds, weekly demand (E)(u)
   5.000% due 11/15/32                                    300             300
Metropolitan Washington Airports Authority
   Revenue Bonds, weekly demand (E)(u)
   5.000% due 10/01/34                                    410             397
New York State Environmental Facilities Corp.
   Revenue Bonds, weekly demand (E)
   5.000% due 06/15/33                                    300             301
Orange County Sanitation District Certificate of
   Participation, weekly demand (E)(u)
   5.000% due 02/01/33                                    200             199
Puerto Rico Public Buildings Authority Revenue
   Bonds, weekly demand (E)
   5.250% due 07/01/33                                  1,010           1,021
State of California General Obligation Unlimited
   5.250% due 07/01/13                                    590             649
State of California General Obligation
   Unlimited, weekly demand (E)
   5.000% due 02/01/33                                    270             262
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    535             484
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                  1,295           1,322
State of Washington General Obligation
   Unlimited, weekly demand (E)(u)
   5.000% due 01/01/27                                  2,000           1,989
State of Wisconsin Revenue Bonds (u)
   5.700% due 05/01/26                                    540             540
West Virginia Economic Development Authority
   Revenue Bonds
   6.070% due 07/01/26                                    655             668
West Virginia Economic Development Authority
   Revenue Bonds (u)
   5.370% due 07/01/20                                    200             197
                                                                 ------------
                                                                       19,802
                                                                 ------------

Non-US Bonds - 0.9%

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank Nederlandse Gemeenten
   5.000% due 02/04/08                             AUD  1,350             919
BAT International Finance PLC
   4.875% due 02/25/09                             EUR    220             271
Deutsche Bundesrepublik
   5.250% due 01/04/11                             EUR  1,755           2,280
   5.000% due 07/04/11                                  1,005           1,288
Dexia Municipal Agency
   5.750% due 04/07/09                             NZD  1,525             930
France Telecom
   7.000% due 12/23/09                             EUR    100             136
Olivetti Finance NV
   5.875% due 01/24/08                             EUR    100             129
United Kingdom Gilt
   5.750% due 12/07/09                            GBP   2,800           5,242
                                                                 ------------
                                                                       11,195
                                                                 ------------

Registered Investment Company Funds - 0.0%
Pacific Investment Management Co. Series High
   Yield Portfolio Institutional                       18,151             150
                                                                 ------------

United States Government Agencies - 0.7%
Federal Home Loan Mortgage Corp.
   3.750% due 08/03/07                                    545             546
Federal Home Loan Mortgage Corp. (z)
   2.750% due 03/15/08                                  1,060           1,025
   5.125% due 11/07/13                                  1,700           1,687
Federal National Mortgage Association (z)
   2.375% due 02/15/07                                  1,440           1,412
   4.250% due 05/15/09                                    480             484
   4.375% due 03/15/13                                  1,270           1,227
Financing Corp. Principal Only STRIP
   0.000% due 12/06/18                                    385             172
   0.000% due 04/05/19                                  1,445             632
   0.000% due 09/26/19                                    990             419
Residual Funding Principal Only STRIP
   0.000% due 10/15/20                                    400             162

                                                    Multistrategy Bond Fund  101

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Small Business Administration Participation
   Certificates
   5.520% due 06/01/24                                    400             408
                                                                 ------------
                                                                        8,174
                                                                 ------------
United States Government Treasuries - 11.0%
United States Treasury Inflation Indexed Bonds
   2.000% due 01/15/14                                    174             174
   2.375% due 01/15/25                                  1,128           1,125
United States Treasury Inflation Indexed Bonds
   (z)
   3.625% due 01/15/08                                  2,984           3,266
   3.875% due 01/15/09                                  3,228           3,609
   4.250% due 01/15/10                                    449             516
   3.500% due 01/15/11                                  1,629           1,817
   3.375% due 01/15/12                                    852             948
   3.000% due 07/15/12                                  1,788           1,942
   2.000% due 07/15/14                                  9,742           9,736
United States Treasury Note
   2.750% due 07/31/06                                  2,800           2,804
   3.375% due 12/15/08                                  4,085           4,056
United States Treasury Note (z)
   4.625% due 05/15/06                                 12,935          13,394
   2.750% due 06/30/06                                  5,415           5,425
   3.500% due 11/15/06                                  6,100           6,189
   4.375% due 05/15/07                                  1,390           1,440
   6.000% due 08/15/09                                  4,100           4,527
   6.500% due 02/15/10                                  7,750           8,771
   5.000% due 08/15/11                                  1,000           1,053
   3.875% due 02/15/13                                 11,000          10,629
   4.250% due 08/15/13                                  7,680           7,576
   4.750% due 05/15/14                                  6,100           6,230
   8.750% due 05/15/17                                  5,175           7,089
   8.125% due 08/15/19                                 10,825          14,340
   7.625% due 02/15/25                                  2,500           3,247
   6.000% due 02/15/26                                  6,245           6,817
   6.125% due 08/15/29                                  5,725           6,383
   5.375% due 02/15/31 (s)                              2,540           2,602
United States Treasury Principal Only STRIP (z)
   0.000% due 02/15/25                                  7,400           2,376
                                                                 ------------
                                                                      138,081
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $904,346)                                                       915,193
                                                                 ------------
COMMON STOCKS - 0.1%
Other Energy - 0.1%

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nexen, Inc.                                            52,535           1,353
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,313)                                                           1,353
                                                                 ------------

PREFERRED STOCKS - 0.3%
Financial Services - 0.3%
Centaur Funding Corp. (y)                           1,750,000           2,205
DG Funding Trust (y)                                      191           2,053
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $3,894)                                                           4,258
                                                                 ------------

SHORT-TERM INVESTMENTS - 57.8%
ASIF II
   1.200% due 01/26/05                            JPY 125,000           1,129
Bank of America Corp. (E)
   Series MTNI
   1.913% due 10/22/04                                    925             926
Bombardier Capital, Inc. (E)(y)
   3.930% due 05/30/05                                    915             911
Bundesschatzanweisungen
   3.000% due 12/10/04                             EUR 11,460          13,818
CBA Del Finance, Inc. Years 3 & 4 Commercial
   Paper (c)(y)
   1.150% due 08/10/04                                  9,100           9,097
Citibank New York Commercial Paper (y)
   1.215% due 08/23/04 (c)                              6,800           6,800
   1.560% due 10/25/04                                  4,100           4,100
Danske Corp. Commercial Paper (y)
   1.240% due 09/17/04 (c)                              3,600           3,594
   1.425% due 09/20/04 (c)                              3,500           3,493
   1.480% due 10/06/04                                  3,900           3,885
Federal Home Loan Bank Discount Note (c)(y)
   Zero Coupon due 08/20/04                            10,000           9,993
Federal Home Loan Bank System (z)
   4.125% due 01/14/05                                    600             606
Federal Home Loan Mortgage Corp. Discount Note
   (y)
   1.280% due 08/02/04 (c)                             10,000          10,000
   1.200% due 08/09/04 (c)                              3,500           3,499
   1.120% due 08/10/04 (c)                              3,400           3,399
   1.079% due 08/23/04 (c)                              3,600           3,597
   1.200% due 09/08/04 (c)                              3,400           3,396
   1.410% due 09/14/04 (c)                              3,100           3,095

 102  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   1.220% due 09/20/04 (c)                              6,200           6,189
   1.435% due 09/21/04 (c)                              9,900           9,880
   1.465% due 09/28/04 (c)                              5,900           5,886
   1.436% due 09/30/04                                  2,500           2,490
   1.500% due 10/19/04                                  3,700           3,686
   1.530% due 11/01/04                                  3,700           3,686
   1.540% due 11/08/04                                  3,700           3,681
   1.545% due 11/12/04                                  3,700           3,680
   1.570% due 11/15/04                                  3,700           3,680
   1.579% due 11/22/04                                  1,400           1,392
   1.575% due 11/24/04                                  2,100           2,088
Federal National Mortgage Association Zero
   Coupon due 10/01/04                                  2,200           2,196
Federal National Mortgage Association Discount
   Note (y)
   1.280% due 08/02/04 (c)                              1,100           1,100
   1.065% due 08/04/04 (c)                              3,400           3,400
   1.100% due 08/04/04 (c)                              3,400           3,399
   1.150% due 08/18/04 (c)                              1,300           1,299
   1.177% due 08/25/04 (c)                                400             400
   1.120% due 09/01/04 (c)                              3,400           3,397
   1.426% due 09/22/04 (c)                              3,600           3,593
   1.455% due 10/06/04                                 11,100          11,063
   1.530% due 10/18/04                                  3,600           3,582
   1.537% due 10/20/04                                 10,000           9,961
Federal National Mortgage Association Discount
   Note (c)(y)(z)
   1.125% due 08/11/04                                  2,100           2,099
   1.200% due 09/08/04                                 14,500          14,481
Ford Motor Credit Co. (c)(y)
   1.870% due 09/03/04                                  2,300           2,301
Frank Russell Investment Company Money Market
   Fund                                           263,525,000         263,525
Frank Russell Investment Company Money Market
   Fund (N)                                        78,556,076          78,556
General Electric Capital Corp. Commercial Paper
   (y)
   1.300% due 09/08/04 (c)                              1,400           1,398
   1.460% due 09/14/04 (c)                              1,800           1,797
   1.480% due 09/15/04 (c)                              2,200           2,196
   1.590% due 11/08/04                                  5,600           5,575
General Motors Acceptance Corp. Commercial Paper
   (y)
   2.495% due 04/05/05                                    400             393
   2.535% due 04/05/05                                    100              98
HBOS Treasury Services PLC (y)
   1.495% due 10/05/04                                 10,000           9,973
   1.530% due 10/13/04                                    700             698
   1.620% due 10/29/04                                    200             199

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Historic TW, Inc.
   7.975% due 08/15/04                                    225             225
ING US Funding LLC Commercial Paper (c)(y)
   1.420% due 09/13/04                                 10,000           9,983
International Bank for Reconstruction &
   Development
   4.750% due 12/20/04                             JPY 16,000             146
Italy Government International Bond
   5.000% due 12/15/04                             JPY 42,000             384
KFW International Finance
   1.000% due 12/20/04                             JPY 38,000             343
Lone Star Industries (y)
   8.850% due 06/15/05                                    655             676
Newcourt Credit Group, Inc.
   Series B
   6.875% due 02/16/05                                    245             251
Rababank USA Financial Corp. (c)(y)
   1.320% due 08/02/04                                  4,500           4,500
   1.240% due 09/13/04                                  6,400           6,390
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                  1,293              40
Royal Bank of Scotland (c)(y)
   1.135% due 09/01/04                                    200             200
Royal Bank of Scotland PLC (c)(y)
   1.235% due 09/13/04                                    300             300
Santander Financial Issuances
   6.800% due 07/15/05                                    155             161
State Street Securities Lending Quality Trust
   (N)                                             90,435,766          90,436
Svenska Handelsbanken, Inc. (c)(y)
   1.090% due 08/04/04                                  7,100           7,099
   1.295% due 09/24/04                                  2,000           1,996
Swedbank Forenings (y)
   1.145% due 09/01/04 (c)                              5,700           5,695
   1.560% due 10/21/04                                  3,600           3,581
UBS Finance, Inc. (c)(y)
   1.320% due 08/02/04                                  3,000           3,000
   1.385% due 09/07/04                                    100             100
   1.390% due 09/07/04                                  7,800           7,789
United States Treasury Bill (y)
   1.135% due 09/02/04 (c)(s)                           1,500           1,498
   1.232% due 09/09/04 (c)                              6,800           6,791
   1.139% due 09/16/04 (c)(s)                             150             150
   1.185% due 09/16/04 (c)(s)                              90              90
   1.391% due 09/16/04 (c)(s)                             420             419
   1.410% due 09/23/04 (c)(s)                             350             349

                                                    Multistrategy Bond Fund  103

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Zero Coupon due 09/30/04 (s)                           350             348
   1.660% due 01/13/05 (s)                                400             397
United States Treasury Note (z)
   6.000% due 08/15/04                                  1,800           1,803
   7.875% due 11/15/04                                  7,235           7,365
US Bancorp
   Series MTNJ
   6.875% due 12/01/04                                    850             864
Westpac Capital Corp. (c)(y)
   1.385% due 09/10/04                                    200             200
Westpactrust Securities (y)
   1.485% due 10/08/04                                    800             797
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $722,943)                                                       722,721
                                                                 ------------
WARRANTS & RIGHTS - 0.0%
Materials and Processing - 0.0%
Solutia, Inc. 2009 Warrants (AE)                          850              --
                                                                 ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series C                                         5,900,000             118
   Series D                                         3,700,000              74
   Series E                                         3,700,000              61
                                                                 ------------
                                                                          253

Utilities - 0.0%
GT Group Telecom, Inc. 2010 Warrants (AE)                 676              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $148)                                                               253
                                                                 ------------

TOTAL INVESTMENTS - 131.4%
(identified cost $1,632,644)                                        1,643,778

OTHER ASSETS AND LIABILITIES
NET - (31.4%)                                                        (393,690)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,250,088
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 104  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Euribor Futures (UK)
   expiration date 06/05 (3)                              730               --
   expiration date 09/05 (2)                              485               --
   expiration date 12/05 (1)                              242               --
Eurodollar Futures
   expiration date 03/05 (51)                          12,398              (65)
   expiration date 06/05 (55)                          13,320              (67)
   expiration date 09/05 (64)                          15,445              (65)
   expiration date 12/05 (66)                          15,877              (64)
   expiration date 03/06 (5)                            1,200               (2)
Japan Government Bonds
   10 Year Bonds
   expiration date 09/04 (3)                          404,550               (6)
United States Treasury Bonds expiration date
   09/04 (111)                                         12,012              331
United States Treasury 2 Year Notes expiration
   date 09/04 (553)                                   116,752              535
United States Treasury 5 Year Notes expiration
   date 09/04 (567)                                    62,087              402
   expiration date 12/04 (7)                              760                5
United States Treasury 10 Year Notes expiration
   date 09/04 (880)                                    97,433            2,090
   expiration date 12/04 (1)                              110                1
Short Positions
United States Treasury 5 Year Notes expiration
   09/04 (55)                                           6,023              (43)
United States Treasury 10 Year Notes expiration
   date 09/04 (310)                                    34,323             (359)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                2,693
                                                                  ============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Euribor Futures
   Sep 2004 97.50 (EUR) Put (12)                            3,517                 --
   Dec 2004 97.00 (EUR) Put (11)                            3,207                 --
   Jun 2005 94.25 (GBP) Put (22)                            4,716                 (9)

Swap Option Three Month LIBOR

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
   Oct 2004 3.80 Call (1)                                   5,700                 --
   Oct 2004 6.00 Call (1)                                   7,200                (93)
   Oct 2004 6.00 Put (1)                                    7,200                 --
   Nov 2004 6.70 Put (1)                                   26,800                 --

Swap Option Twelve Month LIBOR
   Nov 2004 3.14 Call (1)                                  12,560               (127)

United States Treasury Notes
5 Year Futures
   Aug 04 111.50 Call (10)                                  1,115                 --
   Aug 04 107.50 Put (15)                                   1,613                 (1)

United States Treasury Notes
10 Year Futures
   Aug 2004 110.00 Call (42)                                4,620                (53)
   Aug 2004 111.00 Call (18)                                1,998                (13)
   Aug 2004 114.00 Call (1)                                   114                 --
   Aug 2004 115.00 Call (51)                                5,865                 (1)
   Aug 2004 105.00 Put (42)                                 4,410                 (1)
   Aug 2004 108.00 Put (29)                                 3,132                 (4)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $545)                                                               (302)
                                                                     ===============

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             225      USD           273    09/28/04                  3
EUR             227      USD           278    10/26/04                  6
EUR           8,760      USD        10,603    12/10/04                 84
JPY           3,232      USD            29    08/03/04                 --
JPY          16,000      USD           143    08/26/04                 (1)
                                                           --------------

                                                                       92
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  105

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers        4,960      BBA minus 0.450%          09/30/04                    26

Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers        1,970      BBA minus 0.300%          11/30/04                    24

Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers        3,450      BBA minus 0.450%          01/01/05                    18
                                                                                                           ----------------
                                                                                                                         68
                                                                                                           ================

INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------------------------------------
                                NOTIONAL                                                                           MARKET
        COUNTER                  AMOUNT                                                       TERMINATION          VALUE
         PARTY                      $               FUND RECEIVES          FUND PAYS              DATE               $
-----------------------   ---------------------   -----------------   --------------------   --------------   ----------------
Barclays Bank PLC         USD            11,600   4.000%              Three Month LIBOR         12/15/06                   111
Barclays Bank PLC         GBP             2,200   5.000%              Six Month LIBOR           06/18/34                   (35)
JP Morgan                 EUR             3,100   6.000%              Six Month LIBOR           06/18/34                   144
Merrill Lynch             EUR             4,900   4.000%              Six Month LIBOR           03/15/07                    84
Morgan Stanley            JPY           130,000   2.000%              Six Month LIBOR           06/15/12                   (15)
UBS                       USD             2,000   4.000%              Three Month LIBOR         12/15/06                    19
UBS                       USD            12,100   4.000%              Three Month LIBOR         12/15/09                  (237)
UBS                       JPY           250,000   2.000%              Six Month LIBOR           06/15/12                   (29)
UBS                       USD               300   6.000%              Three Month LIBOR         12/15/24                   (13)
                                                                                                              ----------------

Total Market Value of Interest Rate Swaps
   premiums paid (received) - ($160)                                                                                        29
                                                                                                              ================

See accompanying notes which are an integral part of the financial statements.

 106  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                    PRINCIPAL                                     MARKET
                                    AMOUNT ($)        RATE                        VALUE
                                    OR SHARES           %           DATE            $
-------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.0%
Alabama - 1.6%
Birmingham Jefferson Civic
   Center Authority Special
   Tax (u)                                    425       5.250       01/01/05            432
City of Tuscaloosa Alabama
   General Obligation
   Unlimited                                  340       5.000       02/15/07            361
County of Baldwin Alabama
   General Obligation
   Unlimited (u)                              545       5.000       02/01/14            590
County of Jefferson Alabama
   General Obligation
   Unlimited (u)                              500       5.000       04/01/10            542
Courtland Industrial
   Development Board Revenue
   Bonds                                      250       5.000       11/01/13            257
Huntsville Health Care
   Authority Revenue Bonds                    200       5.250       06/01/05            205
Marshall County Health Care
   Authority Revenue Bonds                    155       4.500       01/01/05            157
Marshall County Health Care
   Authority Revenue Bonds                    160       4.500       01/01/06            164
Mobile County Board of School
   Commissioners General
   Obligation Unlimited,
   weekly demand (u)                          375       5.000       03/01/12            403
                                                                               ------------
                                                                                      3,111
                                                                               ------------

Alaska - 0.6%
City of Anchorage Alaska
   General Obligation
   Unlimited, weekly demand
   (u)                                        500       5.750       12/01/16            560
State of Alaska General
   Obligation Unlimited (u)                   595       5.250       07/15/11            658
                                                                               ------------
                                                                                      1,218
                                                                               ------------

Arizona - 2.9%
Arizona School Facilities
   Board Revenue Bonds                      1,200       5.000       07/01/13          1,312
Arizona State Transportation
   Board Revenue Bonds, weekly
   demand                                     500       5.250       07/01/12            550
Maricopa County Pollution
   Control Corp. Revenue Bonds
   (E)                                        200       2.900       06/01/35            192
Phoenix Civic Improvement
   Corp. Revenue Bonds (u)                    250       5.500       07/01/07            270
Phoenix Civic Plaza Building
   Corp. Revenue Bonds, weekly
   demand                                   1,000       5.900       07/01/10          1,047
Pima County Unified School
   District No. 12 Sunnyside
   General Obligation
   Unlimited (u)                            1,015       4.500       07/01/07          1,072
Salt River Project
   Agricultural Improvement &
   Power District Revenue
   Bonds                                      550       5.500       01/01/05            509
State of Arizona Certificate
   of Participation (u)                       200       5.500       05/01/10            223
University of Arizona Revenue
   Bonds (u)                                  430       5.000       06/01/06            453
                                                                               ------------
                                                                                      5,628
                                                                               ------------

Arkansas - 0.0%
Fayetteville Arkansas Revenue
   Bonds                                       55       3.200       06/01/07             55
                                                                               ------------

California - 11.0%
ABAG Finance Authority for
   Nonprofit Corps Certificate
   of Participation, weekly
   demand                                     600       5.700       08/15/14            637
California Health Facilities
   Financing Authority Revenue
   Bonds (E)                                1,500       4.950       07/01/26          1,514
California Housing Finance
   Agency Revenue Bonds,
   weekly demand (u)                          980       5.850       08/01/16          1,029
California State Department of
   Transportation Revenue
   Bonds (u)                                1,000       5.000       02/01/15          1,085
California State Department of
   Water Resources Revenue
   Bonds                                      250       5.500       05/01/10            276
California State Department of
   Water Resources Revenue
   Bonds (u)                                  500       5.250       05/01/11            553
California State Department of
   Water Resources Revenue
   Bonds (u)                                1,000       5.250       05/01/12          1,104
California Statewide
   Communities Development
   Authority Revenue Bonds (E)              1,000       5.200       12/01/29          1,058
California Statewide
   Communities Development
   Authority Revenue Bonds (E)              1,100       2.625       04/01/34          1,076

                                                       Tax Exempt Bond Fund  107

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                    PRINCIPAL                                     MARKET
                                    AMOUNT ($)        RATE                        VALUE
                                    OR SHARES           %           DATE            $
-------------------------------------------------------------------------------------------
California Statewide
   Communities Development
   Authority Revenue Bonds (E)                500       3.450       04/01/35            478
California Statewide
   Communities Development
   Authority Revenue Bonds,
   semi-annual demand (E)                     900       4.350       11/01/36            933
Golden State Tobacco
   Securitization Corp.
   Revenue Bonds, weekly
   demand                                     665       5.250       06/01/16            672
Golden State Tobacco
   Securitization Corp.
   Revenue Bonds, weekly
   demand                                     405       5.500       06/01/18            415
Golden State Tobacco
   Securitization Corp.
   Revenue Bonds, weekly
   demand                                     930       5.000       06/01/21            924
Southern California Public
   Power Authority Revenue
   Bonds (u)                                  405       5.375       01/01/12            450
State of California General
   Obligation Unlimited                     1,000       6.600       02/01/10          1,155
State of California General
   Obligation Unlimited                     1,000       5.000       10/01/11          1,082
State of California General
   Obligation Unlimited                     2,050       5.000       02/01/12          2,201
State of California General
   Obligation Unlimited                     1,000       5.250       07/01/14          1,101
State of California General
   Obligation Unlimited (E)                 1,000       3.500       07/01/23          1,026
State of California General
   Obligation Unlimited (E)                   255       5.000       07/01/23            276
State of California General
   Obligation Unlimited,
   weekly demand                              500       5.250       02/01/14            542
University of California
   Revenue Bonds (u)                        1,500       5.000       05/15/13          1,632
                                                                               ------------
                                                                                     21,219
                                                                               ------------

Colorado - 1.4%
Colorado Department of
   Transportation Revenue
   Bonds (u)                                  265       6.000       06/15/08            297
Colorado Housing & Finance
   Authority Revenue Bonds (E)                120       6.300       08/01/16            125
Colorado Housing & Finance
   Authority Revenue Bonds,
   semi-annual demand                         170       6.300       08/01/12            175
Colorado Housing & Finance
   Authority Revenue Bonds,
   weekly demand                              115       7.250       04/01/10            117
Colorado Housing & Finance
   Authority Revenue Bonds,
   weekly demand                               65       6.700       10/01/16             67
Denver Health & Hospital
   Authority Revenue Bonds                  1,000       5.000       12/01/04          1,010
Highlands Ranch Metropolitan
   District No. 1 General
   Obligation Unlimited                       750       5.750       09/01/12            858
                                                                               ------------
                                                                                      2,649
                                                                               ------------

Delaware - 0.6%
Delaware State Economic
   Development Authority
   Revenue Bonds                              825       6.500       01/01/08            888
Delaware State Economic
   Development Authority
   Revenue Bonds, semi-annual
   demand (E)(u)                              250       4.900       05/01/26            268
                                                                               ------------
                                                                                      1,156
                                                                               ------------

District of Columbia - 1.6%
District of Columbia
   Certificate of
   Participation (u)                          500       5.250       01/01/08            538
District of Columbia General
   Obligation Unlimited (u)                 1,000       5.500       06/01/09          1,104
District of Columbia General
   Obligation Unlimited,
   weekly demand (pre-
   refunded 6/1/2006) (ae)                    800       6.375       06/01/16            880
District of Columbia Revenue
   Bonds Zero Coupon (u)                      400       5.199       07/01/05            391
District of Columbia Tobacco
   Settlement Financing
   Corporation Revenue Bonds                  200       5.200       05/15/08            201
                                                                               ------------
                                                                                      3,114
                                                                               ------------

Florida - 5.6%
City of Tallahassee Florida
   Revenue Bonds (u)                          500       5.000       10/01/11            547
County of Escambia Florida
   Revenue Bonds, weekly
   demand (u)                                 740       5.250       10/01/14            808
County of Hillsborough Florida
   Revenue Bonds, semi-annual
   demand                                     110       6.200       12/01/08            118
Escambia County Health
   Facilities Authority
   Revenue Bonds                            1,000       5.000       11/15/06          1,061
Florida State Board of
   Education General
   Obligation Unlimited                     1,000       6.500       06/01/07          1,112

 108  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                    PRINCIPAL                                     MARKET
                                    AMOUNT ($)        RATE                        VALUE
                                    OR SHARES           %           DATE            $
-------------------------------------------------------------------------------------------
Florida State Division Of Bond
   Finance Revenue Bonds (u)                  500       5.750       07/01/06            535
Florida Water Pollution
   Control Financing Corp.
   Revenue Bonds, weekly
   demand                                     500       5.500       01/15/12            557
Hillsborough County
   Educational Facilities
   Authority Revenue Revenue
   Bonds, semi-annual demand
   (u)                                        915       5.750       04/01/18            979
Martin County Health
   Facilities Authority
   Revenue Bonds                              200       5.250       11/15/08            209
Miami-Dade County Educational
   Facilities Authority
   Revenue Bonds, weekly
   demand (u)                               1,500       5.000       04/01/17          1,594
North Miami Florida Revenue
   Bonds (u)                                1,325       5.000       04/01/10          1,437
Orlando Utilities Commission
   Revenue Bonds                            1,225       5.900       10/01/08          1,369
State of Florida General
   Obligation Unlimited,
   weekly demand (pre-
   refunded 7/1/2005) (ae)                    500       5.800       07/01/18            525
                                                                               ------------
                                                                                     10,851
                                                                               ------------

Georgia - 3.7%
City of Atlanta Georgia
   Revenue Bonds (u)                        1,000       5.500       11/01/14          1,133
Columbia County Georgia
   Revenue Bonds (u)                          750       6.000       06/01/20            877
Dalton Georgia Revenue Bonds
   (u)                                        500       5.750       01/01/09            556
Fulton County Development
   Authority Revenue Bonds                    500       5.750       11/01/11            571
Georgia Municipal Electric
   Authority Revenue Bonds (u)                850       6.250       01/01/17          1,019
Georgia State Road & Tollway
   Authority Revenue Bonds                    590       5.250       03/01/11            653
Private Colleges &
   Universities Authority
   Revenue Bonds                               70       6.000       06/01/05             72
State of Georgia General
   Obligation Unlimited                     1,000       5.750       08/01/08          1,112
State of Georgia General
   Obligation Unlimited                       600       6.500       12/01/09            698
State of Georgia General
   Obligation Unlimited                       500       5.250       05/01/11            554
                                                                               ------------
                                                                                      7,245
                                                                               ------------

Hawaii - 1.4%
Honolulu City & County Hawaii
   General Obligation
   Unlimited (u)                            1,000       5.000       07/01/14          1,086
Kauai County Hawaii General
   Obligation Unlimited,
   weekly demand (pre-
   refunded 8/1/2010) (u)(ae)                 375       6.250       08/01/19            437
State of Hawaii General
   Obligation Unlimited (u)                 1,000       5.750       01/01/10          1,120
                                                                               ------------
                                                                                      2,643
                                                                               ------------

Illinois - 7.1%
Chicago Metropolitan Water
   Reclamation
   District-Greater Chicago
   General Obligation
   Unlimited                                2,000       6.500       12/01/07          2,240
City of Chicago Illinois
   General Obligation
   Unlimited, weekly demand
   (u)                                        750       6.000       01/01/11            848
City of Chicago Illinois Tax
   Allocation Zero Coupon (u)                 700       0.000       12/01/07            634
Cook County Community
   Consolidated School
   District No. 15-Palatine
   General Obligation Limited
   Zero Coupon (u)                          1,000       0.000       12/01/11            737
Cook County Community
   Consolidated School
   District No. 15-Palatine
   General Obligation Limited
   Zero Coupon (u)                          2,235       0.000       12/01/13          1,478
Illinois Educational
   Facilities Authority
   Revenue Bonds                              450       3.350       03/01/34            441
Illinois Finance Authority
   Revenue Bonds                              670       5.500       10/01/12            731
Illinois Finance Authority
   Revenue Bonds Zero Coupon
   (u)                                        400       0.000       01/01/10            325
Illinois Finance Authority
   Revenue Bonds, weekly
   demand (pre-refunded
   7/1/2006) (ae)                             420       7.375       07/01/21            471
Illinois Health Facilities
   Authority Revenue Bonds                  1,000       5.250       09/01/04          1,002
Illinois Health Facilities
   Authority Revenue Bonds                    440       4.000       10/01/04            442
Illinois Health Facilities
   Authority Revenue Bonds                    545       6.000       05/15/10            582

                                                       Tax Exempt Bond Fund  109

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                    PRINCIPAL                                     MARKET
                                    AMOUNT ($)        RATE                        VALUE
                                    OR SHARES           %           DATE            $
-------------------------------------------------------------------------------------------
Illinois Health Facilities
   Authority Revenue Bonds (u)              1,420       5.500       08/15/05          1,478
Illinois Health Facilities
   Authority Revenue Bonds (u)                240       5.500       08/01/07            260
Lake County Community Unit
   School District No.
   116-Round Lake General
   Obligation Unlimited (u)                   400       7.600       02/01/14            514
Lake County Forest
   Preservation District
   General Obligation
   Unlimited Zero Coupon                    1,215       0.000       12/01/07          1,099
Macon County & Decatur
   Illinois Certificate of
   Participation (u)                          425       6.500       01/01/05            434
                                                                               ------------
                                                                                     13,716
                                                                               ------------

Indiana - 3.1%
Allen County Jail Building
   Corp. Revenue Bonds                        300       5.750       10/01/09            335
City of Indianapolis Indiana
   Revenue Bonds (u)                          450       5.000       10/01/06            477
Columbus Multi School Building
   Corp. Indiana Revenue Bonds
   (u)                                        450       5.000       01/10/10            486
Franklin Township School
   Building Corp./Marion
   County Indiana Revenue
   Bonds                                      500       5.750       07/15/06            536
Indiana Health Facility
   Financing Authority Revenue
   Bonds                                       90       4.500       02/15/05             90
Indiana Health Facility
   Financing Authority Revenue
   Bonds                                      560       5.375       12/01/08            613
Indiana Health Facility
   Financing Authority Revenue
   Bonds                                    1,000       5.500       11/15/10          1,082
Indiana Health Facility
   Financing Authority Revenue
   Bonds (pre-refunded
   11/1/2007) (E)(ae)                       1,290       5.000       11/01/26          1,364
Indiana Housing Finance
   Authority Revenue Bonds,
   weekly demand                              250       6.600       07/01/05            251
Indiana University Revenue
   Bonds, weekly demand                       500       5.750       08/01/10            557
Lawrenceburg Indiana Revenue
   Bonds (E)                                  225       2.625       10/01/19            223
                                                                               ------------
                                                                                      6,014
                                                                               ------------

Iowa - 0.2%
Iowa Finance Authority Revenue
   Bonds                                      290       6.000       07/01/10            321
                                                                               ------------

Kansas - 3.0%
Butler & Sedgwick Counties
   Unified School District No.
   385 Andover General
   Obligation Unlimited (u)                   500       5.000       09/01/09            545
City of Burlington Kansas
   Revenue Bonds (u)                          750       2.650       06/01/31            751
Kansas Development Finance
   Authority Revenue Bonds                  1,000       5.500       11/01/11          1,126
Kansas Development Finance
   Authority Revenue Bonds (u)                150       5.000       08/01/10            164
Kansas Development Finance
   Authority Revenue Bonds (u)              1,000       5.000       08/01/13          1,089
Kansas State Department of
   Transportation Revenue
   Bonds                                      500       7.250       03/01/05            517
Kansas State Department of
   Transportation Revenue
   Bonds, weekly demand (E)                   600       1.800       09/01/20            600
La Cygne Kansas Revenue Bonds,
   weekly demand (E)                        1,000       3.900       03/01/15          1,002
                                                                               ------------
                                                                                      5,794
                                                                               ------------

Louisiana - 0.7%
Jefferson Parish Hospital
   Service District No. 2
   Revenue Bonds, annual
   demand (u)                               1,000       5.250       12/01/15          1,044
Louisiana Energy & Power
   Authority Revenue Bonds (u)                200       5.500       01/01/08            218
                                                                               ------------
                                                                                      1,262
                                                                               ------------

Massachusetts - 3.9%
Commonwealth of Massachusetts
   General Obligation Limited
   (u)                                      1,500       5.000       12/01/07          1,618
Commonwealth of Massachusetts
   General Obligation Limited,
   weekly demand (pre-refunded
   1/1/2013) (u)(ae)                        1,000       5.250       01/01/22          1,107

 110  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                    PRINCIPAL                                     MARKET
                                    AMOUNT ($)        RATE                        VALUE
                                    OR SHARES           %           DATE            $
-------------------------------------------------------------------------------------------
Commonwealth of Massachusetts
   General Obligation Limited,
   weekly demand (pre-refunded
   10/1/2010) (ae)                          1,000       5.750       10/01/19          1,133
Commonwealth of Massachusetts
   General Obligation Limited,
   weekly demand (pre-refunded
   2/1/2010) (ae)                             430       6.000       02/01/11            495
Massachusetts Bay
   Transportation Authority
   Revenue Bonds                              500       6.000       03/01/06            531
Massachusetts Bay
   Transportation Authority
   Revenue Bonds                            1,000       5.250       07/01/10          1,102
Massachusetts Development
   Finance Agency Revenue
   Bonds                                      360       5.750       08/01/05            372
Massachusetts Development
   Finance Agency Revenue
   Bonds                                      185       5.125       12/01/11            192
Massachusetts Development
   Finance Agency Revenue
   Bonds                                       50       5.150       10/01/14             51
Massachusetts Health &
   Educational Facilities
   Authority Revenue Bonds                    215       4.500       10/01/05            219
Massachusetts Health &
   Educational Facilities
   Authority Revenue Bonds                    100       5.000       07/01/07            104
Massachusetts Health &
   Educational Facilities
   Authority Revenue Bonds                    145       5.000       07/01/09            153
Massachusetts State Port
   Authority Revenue Bonds                    200       6.000       07/01/06            215
Massachusetts State Port
   Authority Revenue Bonds                    125       5.250       07/01/07            134
Massachusetts State Port
   Authority Revenue Bonds                    150       5.750       07/01/10            166
                                                                               ------------
                                                                                      7,592
                                                                               ------------
Michigan - 2.2%
Bishop International Airport
   Authority Revenue Bonds (u)                750       5.000       12/01/10            777
Ferndale Michigan General
   Obligation Unlimited,
   semi-annual demand (u)                     250       5.000       04/01/15            268
Kent Hospital Finance
   Authority Revenue Bonds                    250       5.250       01/15/07            264
Manistee Area Public Schools
   General Obligation
   Unlimited (u)                              235       6.000       05/01/08            261
Michigan Municipal Bond
   Authority Revenue Bonds (u)                665       5.000       05/01/13            726
Michigan Municipal Bond
   Authority Revenue Bonds,
   weekly demand (pre-
   refunded 10/1/2010) (ae)                   500       5.750       10/01/11            575
Michigan State Hospital
   Finance Authority Revenue
   Bonds                                    1,000       5.500       10/01/04          1,007
Michigan State Hospital
   Finance Authority Revenue
   Bonds (u)                                  250       5.000       05/15/07            267
Michigan State Hospital
   Finance Authority Revenue
   Bonds, weekly demand                       190       5.500       03/01/13            202
                                                                               ------------
                                                                                      4,347
                                                                               ------------
Minnesota - 0.4%
City of State Cloud Minnesota
   Revenue Bonds (u)                          340       5.500       05/01/06            359
State of Minnesota General
   Obligation Unlimited                       500       6.000       08/01/05            522
                                                                               ------------
                                                                                        881
                                                                               ------------
Mississippi - 0.8%
State of Mississippi General
   Obligation Unlimited                       300       5.375       07/01/17            335
State of Mississippi General
   Obligation Unlimited                     1,000       6.000       11/01/08          1,121
                                                                               ------------
                                                                                      1,456
                                                                               ------------
Missouri - 0.4%
Jackson County Reorganized
   School District No. 7
   General Obligation
   Unlimited (u)                              250       4.375       03/01/11            264
Missouri Housing Development
   Commission Revenue Bonds                   200       4.350       12/01/07            206
Southeast Missouri State
   University Revenue Bonds
   (u)                                        250       5.625       04/01/10            281
                                                                               ------------
                                                                                        751
                                                                               ------------
Montana - 0.5%
Montana State Board of Regents
   Revenue Bonds (u)                          500       4.750       05/15/13            535
Montana State Board of Regents
   Revenue Bonds (u)                          500       4.750       05/15/14            533
                                                                               ------------
                                                                                      1,068
                                                                               ------------

                                                       Tax Exempt Bond Fund  111

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                    PRINCIPAL                                     MARKET
                                    AMOUNT ($)        RATE                        VALUE
                                    OR SHARES           %           DATE            $
-------------------------------------------------------------------------------------------
Nevada - 1.1%
Clark County School District
   General Obligation Limited,
   weekly demand (u)                          670       5.250       06/15/10            729
Clark County School District
   General Obligation Limited,
   weekly demand (pre-refunded
   6/15/2009) (u)(ae)                         330       5.250       06/15/10            364
Henderson Nevada General
   Obligation Limited (u)                     475       6.000       06/01/06            509
Truckee Meadows Water
   Authority Revenue Bonds (u)                500       5.500       07/01/11            563
                                                                               ------------
                                                                                      2,165
                                                                               ------------

New Hampshire - 0.5%
New Hampshire Health &
   Education Facilities
   Authority Revenue Bonds                    325       4.600       10/01/07            337
New Hampshire Health &
   Education Facilities
   Authority Revenue Bonds                    190       6.500       07/01/10            195
New Hampshire Health &
   Education Facilities
   Authority Revenue Bonds                    350       5.000       07/01/14            356
                                                                               ------------
                                                                                        888
                                                                               ------------

New Jersey - 3.4%
City of Trenton New Jersey
   General Obligation
   Unlimited (u)                              790       4.000       01/15/12            811
New Jersey State Educational
   Facilities Authority
   Revenue Bonds                            1,000       5.750       09/01/10          1,128
New Jersey State Housing &
   Mortgage Finance Agency
   Revenue Bonds (u)                        1,000       4.300       11/01/07          1,057
New Jersey State Transit
   Corporation Certificate of
   Participation (u)                        1,350       5.500       09/15/07          1,463
New Jersey State Turnpike
   Authority Revenue Bonds (u)                500       5.500       01/01/09            550
New Jersey Transportation
   Trust Fund Authority
   Revenue Bonds                            1,000       6.000       06/15/06          1,069
New Jersey Transportation
   Trust Fund Authority
   Revenue Bonds                              500       6.000       06/15/07            552
                                                                               ------------
                                                                                      6,630
                                                                               ------------

New Mexico - 0.6%
New Mexico Finance Authority
   Revenue Bonds, weekly
   demand (u)                                 500       5.000       04/01/15            535
New Mexico State Highway
   Commission Revenue Bonds                   570       5.500       06/15/06            607
                                                                               ------------
                                                                                      1,142
                                                                               ------------

New York - 7.4%
City of New York New York
   General Obligation
   Unlimited                                1,000       5.500       08/15/08          1,090
City of New York New York
   General Obligation
   Unlimited                                1,000       5.500       08/01/09          1,095
City of New York New York
   General Obligation
   Unlimited                                  250       5.250       12/01/09            271
City of New York New York
   General Obligation
   Unlimited                                  730       5.000       06/01/10            780
City of New York New York
   General Obligation
   Unlimited                                  200       5.000       08/01/14            212
City of New York New York
   General Obligation
   Unlimited, weekly demand                   130       5.000       08/01/10            139
City of New York New York
   General Obligation
   Unlimited, weekly demand                   125       5.750       08/01/11            139
City of New York New York
   General Obligation
   Unlimited, weekly demand                   235       5.250       11/01/12            255
Long Island Power Authority
   Revenue Bonds                              250       5.000       06/01/09            267
Metropolitan Transportation
   Authority Revenue Bonds                    500       5.300       07/01/05            518
New York City Municipal Water
   Finance Authority Revenue
   Bonds                                    1,500       5.250       06/15/12          1,657
New York State Dormitory
   Authority Revenue Bonds                    375       6.000       08/15/04            376
New York State Dormitory
   Authority Revenue Bonds (u)              1,415       7.000       07/01/09          1,583
New York State Dormitory
   Authority Revenue Bonds (u)                650       5.250       11/15/29            710
New York State Environmental
   Facilities Corp. Revenue
   Bonds (u)                                1,000       6.000       06/15/12          1,166
New York State Urban
   Development Corp. Revenue
   Bonds                                      500       5.250       01/01/21            538
New York State Urban
   Development Corp. Revenue
   Bonds, weekly demand                       225       5.125       07/01/15            239
Niagara County Industrial
   Development Agency Revenue
   Bonds (E)                                  350       5.550       11/15/24            361
Suffolk County Judicial
   Facilities Agency Revenue
   Bonds (u)                                  500       5.500       04/15/09            554

 112  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                    PRINCIPAL                                     MARKET
                                    AMOUNT ($)        RATE                        VALUE
                                    OR SHARES           %           DATE            $
-------------------------------------------------------------------------------------------
Tobacco Settlement Financing
   Authority Revenue Bonds,
   weekly demand                            1,000       5.500       06/01/10          1,027
Tobacco Settlement Financing
   Authority Revenue Bonds,
   weekly demand                              300       5.250       06/01/13            312
TSASC Inc. Revenue Bonds                    1,000       5.500       07/15/13            997
                                                                               ------------
                                                                                     14,286
                                                                               ------------

North Carolina - 1.9%
North Carolina Eastern
   Municipal Power Agency
   Revenue Bonds                              250       5.500       01/01/10            269
North Carolina Municipal Power
   Agency No. 1 Catawba
   Revenue Bonds                              200       5.500       01/01/13            216
North Carolina Municipal Power
   Agency No. 1 Catawba
   Revenue Bonds, semi-annual
   demand (u)                               1,500       6.000       01/01/12          1,730
University of North Carolina
   at Chapel Hill Revenue
   Bonds, weekly demand (E)                 1,500       0.960       02/15/31          1,500
                                                                               ------------
                                                                                      3,715
                                                                               ------------

North Dakota - 0.1%
Grand Forks North Dakota
   Revenue Bonds, weekly
   demand (E)                                 100       1.120       12/01/16            100

Ohio - 2.9%
Columbus Ohio General
   Obligation Limited                         585       5.250       01/01/11            648
County of Hamilton Ohio
   Revenue Bonds (u)                          250       6.000       12/01/05            264
Erie County Ohio Revenue Bonds                275       4.000       08/15/04            275
Jackson Local School District
   Stark & Summit Counties
   General Obligation
   Unlimited Zero Coupon (u)                  500       0.000       12/01/07            457
Ohio State Building Authority
   Revenue Bonds                              575       5.750       04/01/08            634
Ohio State Building Authority
   Revenue Bonds (u)                          500       6.000       04/01/06            533
State of Ohio General
   Obligation Unlimited                       550       5.500       05/01/08            603
State of Ohio General
   Obligation Unlimited                     1,500       5.000       05/01/09          1,625
Steubenville Ohio Revenue
   Bonds                                      280       5.700       10/01/10            305
University of Cincinnati
   Revenue Bonds (u)                          300       5.500       06/01/08            329
                                                                               ------------
                                                                                      5,673
                                                                               ------------

Oklahoma - 0.4%
Grand River Dam Authority
   Revenue Bonds (u)                          250       5.000       06/01/12            274
Oklahoma Development Finance
   Authority Revenue Bonds                    275       5.000       10/01/13            280
Oklahoma Housing Finance
   Agency Revenue Bonds,
   weekly demand                              165       7.600       09/01/15            177
                                                                               ------------
                                                                                        731
                                                                               ------------

Oregon - 1.2%
Clackamas County School
   Distrist No. 62C Oregon
   City General Obligation
   Unlimited, weekly demand
   (pre-refunded 6/15/2010)
   (ae)                                       435       6.000       06/15/11            500
Oregon State Department of
   Administrative Services
   Revenue Bonds (u)                        1,000       5.000       09/01/08          1,084
Oregon State Department of
   Administrative Services
   Revenue Bonds, weekly
   demand (u)                                 750       5.250       04/01/10            823
                                                                               ------------
                                                                                      2,407
                                                                               ------------

Pennsylvania - 2.6%
Allegheny County Port
   Authority Revenue Bonds,
   weekly demand (u)                          250       5.500       03/01/17            273
City of Philadelphia
   Pennsylvania Revenue Bonds
   (u)                                        500       6.750       08/01/05            526
City of Philadelphia
   Pennsylvania Revenue Bonds
   (u)                                        500       5.500       07/01/07            542
City of Philadelphia
   Pennsylvania Revenue Bonds
   (u)                                        750       5.250       08/01/13            829
County of Allegheny
   Pennsylvania General
   Obligation Unlimited (u)                 1,000       5.000       10/01/15          1,087

                                                       Tax Exempt Bond Fund  113

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                    PRINCIPAL                                     MARKET
                                    AMOUNT ($)        RATE                        VALUE
                                    OR SHARES           %           DATE            $
-------------------------------------------------------------------------------------------
Erie County Industrial
   Development Authority
   Revenue Bonds                              180       5.300       04/01/12            190
Norwin School District General
   Obligation Unlimited,
   weekly demand (pre-
   refunded 4/1/2010) (u)(ae)                 250       6.000       04/01/20            287
Owen J Roberts School District
   General Obligation
   Unlimited (u)                              500       5.000       08/15/12            546
Sayre Health Care Facilities
   Authority Revenue Bonds,
   weekly demand                              750       5.300       12/01/12            780
                                                                               ------------
                                                                                      5,060
                                                                               ------------

Puerto Rico - 2.2%
Commonwealth of Puerto Rico
   General Obligation
   Unlimited (E)                              200       6.000       07/01/13            220
Puerto Rico Public Buildings
   Authority Revenue Bonds (E)              1,000       4.500       07/01/22          1,047
Puerto Rico Public Buildings
   Authority Revenue Bonds (E)                770       5.000       07/01/28            816
Puerto Rico Public Finance
   Corp. Revenue Bonds, weekly
   demand (E)                               2,000       5.750       08/01/27          2,218
                                                                               ------------
                                                                                      4,301
                                                                               ------------

Rhode Island - 0.1%
Rhode Island Health &
   Educational Building Corp.
   Revenue Bonds                              150       5.750       08/15/10            158
                                                                               ------------
South Carolina - 1.3%
Richland-Lexington Airport
   District Revenue Bonds (u)                 250       5.000       01/01/06            260
Richland-Lexington Airport
   District Revenue Bonds (u)                 500       5.000       01/01/09            538
Richland-Lexington Airport
   District Revenue Bonds (u)                 440       5.000       01/01/10            472
Rock Hill South Carolina
   Revenue Bonds (u)                          250       5.000       01/01/10            272
South Carolina State Public
   Service Authority Revenue
   Bonds, weekly demand (u)                   375       5.500       01/01/11            416
Spartanburg County South
   Carolina Revenue Bonds (u)                 500       6.000       04/15/07            546
                                                                               ------------
                                                                                      2,504
                                                                               ------------

South Dakota - 0.9%
Sioux Falls South Dakota
   Revenue Bonds (u)                          250       5.500       11/15/10            279
South Dakota State Building
   Authority Revenue Bonds (u)              1,330       5.000       09/01/12          1,449
                                                                               ------------
                                                                                      1,728
                                                                               ------------

Tennessee - 0.9%
County of Williamson Tennessee
   General Obligation
   Unlimited                                  500       6.000       03/01/06            532
Metropolitan Government
   Nashville & Davidson County
   Health & Educational
   Facility Board Revenue
   Bonds                                      920       5.000       11/01/06            981
Metropolitan Government
   Nashville & Davidson County
   Tennessee Revenue Bonds (u)                180       5.250       01/01/13            199
                                                                               ------------
                                                                                      1,712
                                                                               ------------

Texas - 9.1%
Alvin Independent School
   District General Obligation
   Unlimited                                  515       6.750       08/15/09            601
Alvin Independent School
   District General Obligation
   Unlimited                                  545       6.750       08/15/10            645
Brazos River Authority Revenue
   Bonds (E)                                  220       5.400       10/01/29            230
Brazos River Authority Revenue
   Bonds (u)                                  500       3.625       04/01/12            487
Brazos River Harbor Navigation
   District Revenue Bonds (E)                 220       4.750       05/15/33            230
City of Houston Texas Revenue
   Bonds (u)                                  515       5.250       05/15/14            570
City of San Antonio Texas
   Revenue Bonds                            1,000       5.250       02/01/13          1,100
County of Harris Texas General
   Obligation Limited                       1,435       5.250       08/15/09          1,574
County of Harris Texas Revenue
   Bonds, annual demand (E)(u)              1,000       5.000       08/15/21          1,079
Dallas Independent School
   District General Obligation
   Unlimited                                2,100       5.000       02/15/14          2,267

 114  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                    PRINCIPAL                                     MARKET
                                    AMOUNT ($)        RATE                        VALUE
                                    OR SHARES           %           DATE            $
-------------------------------------------------------------------------------------------
El Paso Independent School
   District General Obligation
   Unlimited                                1,000       5.375       08/15/09          1,103
Fort Bend County Industrial
   Development Corp. Revenue
   Bonds                                      250       3.000       10/01/11            254
North Central Texas Health
   Facility Development Corp.
   Revenue Bonds (u)                        1,050       5.500       04/01/05          1,078
Port of Corpus Christi
   Authority of Nueces County
   Texas Revenue Bonds, weekly
   demand                                     385       5.350       11/01/10            394
Red River Texas Revenue Bonds,
   weekly demand (E)                          250       2.750       03/01/31            242
Richardson Hospital Authority
   Revenue Bonds                              335       5.000       12/01/08            350
Round Rock Independent School
   District General Obligation
   Unlimited                                1,000       6.500       08/01/10          1,170
Round Rock Independent School
   District General Obligation
   Unlimited                                  430       5.375       08/01/12            479
Round Rock Independent School
   District General Obligation
   Unlimited, weekly demand                   750       6.500       08/01/11            873
Texas A & M University Revenue
   Bonds                                    1,000       5.000       07/01/08          1,080
Titus County Hospital District
   General Obligation Limited
   (u)                                      1,000       5.000       08/15/13          1,082
University of Texas Permanent
   University Fund Revenue
   Bonds                                      420       5.000       07/01/09            455
Waco Health Facilities
   Development Corp. Revenue
   Bonds                                      250       5.200       11/15/06            266
                                                                               ------------
                                                                                     17,609
                                                                               ------------

Utah - 1.0%
County of Utah Utah Revenue
   Bonds                                      200       5.050       11/01/17            214
Intermountain Power Agency
   Revenue Bonds (u)                        1,400       6.500       07/01/10          1,627
                                                                               ------------
                                                                                      1,841
                                                                               ------------

Virginia - 2.3%
City of Richmond Virginia
   General Obligation
   Unlimited, weekly demand
   (u)                                      1,000       5.000       07/15/15          1,084
County of Fairfax Virginia
   Certificate of
   Participation, weekly
   demand                                     200       5.750       04/15/13            219
Hampton Virginia Revenue Bonds                240       5.000       01/01/14            255
Middle River Regional Jail
   Authority Revenue Bonds,
   weekly demand (u)                        1,015       5.000       05/15/15          1,097
Peninsula Ports Authority
   Revenue Bonds (E)                          225       3.300       10/01/33            225
Prince William County Service
   Authority Revenue Bonds (u)                555       5.500       07/01/05            575
Virginia Commonwealth
   Transportation Board
   Revenue Bonds, weekly
   demand                                     360       5.375       05/15/12            398
Virginia Public Building
   Authority Revenue Bonds                    500       5.750       08/01/07            549
                                                                               ------------
                                                                                      4,402
                                                                               ------------

Washington - 1.3%
Clallam County Public Utility
   District No. 1 Revenue
   Bonds (u)                                  385       5.000       01/01/08            412
Kitsap County Washington
   General Obligation Limited,
   weekly demand (u)                          775       5.750       07/01/14            868
Washington Public Power Supply
   System Revenue Bonds                      1000       7.000       07/01/08          1,152
                                                                               ------------
                                                                                      2,432
                                                                               ------------

West Virginia - 0.1%
West Virginia State Hospial
   Finance Authority Revenue
   Bonds                                      150       6.500       09/01/05            157
                                                                               ------------

Wisconsin - 2.0%
City of Madison Wisconsin
   Revenue Bonds                              280       4.875       10/01/27            295
Oconto Falls Public School
   District General Obligation
   Unlimited, weekly demand
   (pre-refunded 3/1/2011)
   (u)(ae)                                    750       5.750       03/01/13            855
State of Wisconsin General
   Obligation Unlimited                       625       5.125       11/01/11            684
Wisconsin Housing & Economic
   Development Authority
   Revenue Bonds, weekly
   demand                                      50       6.850       11/01/12             50

                                                       Tax Exempt Bond Fund  115

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                    PRINCIPAL                                     MARKET
                                    AMOUNT ($)        RATE                        VALUE
                                    OR SHARES           %           DATE            $
-------------------------------------------------------------------------------------------
Wisconsin State Health &
   Educational Facilities
   Authority Revenue Bonds                     70       5.000       07/01/06             73
Wisconsin State Health &
   Educational Facilities
   Authority Revenue Bonds                    210       5.250       05/01/12            215
Wisconsin State Health &
   Educational Facilities
   Authority Revenue Bonds                    220       5.250       05/01/13            222
Wisconsin State Health &
   Educational Facilities
   Authority Revenue Bonds (u)              1,425       5.000       12/01/10          1,542
                                                                               ------------
                                                                                      3,936
                                                                               ------------

TOTAL MUNICIPAL BONDS(cost
$181,191)                                                                           185,668
                                                                               ------------

SHORT-TERM INVESTMENTS - 4.2%
Frank Russell Tax Free Money
   Market                               8,161,984                                     8,162
                                                                               ------------

TOTAL SHORT-TERM
INVESTMENTS(cost $8,162)                                                              8,162
                                                                               ------------

TOTAL INVESTMENTS -
100.2%(identified cost
$189,353)                                                                           193,830

OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                                           (349)
                                                                               ------------

NET ASSETS - 100.0%                                                                 193,481
                                                                               ============

See accompanying notes which are an integral part of the financial statements.

 116  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

        QUALITY RATINGS AS A % OF VALUE
AAA                                               54%
AA                                                22
A                                                 11
BBB                                               12
Other                                              1
                                                 ---
                                                 100%
                                                 ===

    ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
General Obligation                                35%
Health Care                                       15
Utilities                                         13
Other                                             13
Universities                                       7
State & Community Lease                            6
Cash Equivalents                                   4
Pollution Control Revenue                          3
Housing Revenue                                    3
Refunded and Special Obligations                   1
                                                 ---
                                                 100%
                                                 ===

  See accompanying notes which are an integral part of the financial statements.

                                                       Tax Exempt Bond Fund  117

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.0%
Auto and Transportation - 2.6%
Burlington Northern Santa Fe Corp.                      4,800             170
CSX Corp.                                               3,100              97
Delphi Corp.                                           60,900             579
FedEx Corp.                                               300              25
General Motors Corp.                                    1,200              52
Harley-Davidson, Inc.                                 107,800           6,454
Lear Corp.                                             17,500             965
Norfolk Southern Corp.                                  5,100             136
Union Pacific Corp.                                     1,900             107
United Parcel Service, Inc. Class B                     8,600             619
                                                                 ------------
                                                                        9,204
                                                                 ------------

Consumer Discretionary - 15.5%
Abercrombie & Fitch Co. Class A                        17,200             634
Accenture, Ltd. Class A (AE)                           22,800             562
Apollo Group, Inc. Class A (AE)                        50,400           4,211
Bed Bath & Beyond, Inc. (AE)                           44,200           1,564
Cintas Corp.                                           30,000           1,259
eBay, Inc. (AE)                                        93,000           7,284
Electronic Arts, Inc. (AE)                              3,400             170
EW Scripps Co. Class A (z)                              4,700             481
Fox Entertainment Group, Inc. Class A (AE)             27,000             730
Gannett Co., Inc.                                       7,200             599
Gap, Inc. (The)                                        19,000             431
Gillette Co. (The)                                     14,400             561
Hilton Hotels Corp.                                     7,500             134
Home Depot, Inc.                                      133,950           4,517
Jones Apparel Group, Inc.                              36,300           1,356
Kohl's Corp. (AE)                                      42,400           1,940
Leggett & Platt, Inc.                                  60,600           1,639
Lowe's Cos., Inc.                                      84,400           4,112
Ltd Brands                                             49,762           1,017
Mattel, Inc.                                            2,100              37
McDonald's Corp.                                       24,300             668
Newell Rubbermaid, Inc.                                44,700             966
Nike, Inc. Class B                                     12,800             931
Starbucks Corp. (AE)                                   91,700           4,306
Starwood Hotels & Resorts Worldwide, Inc.               3,300             149
Target Corp.                                           22,900             998
Tiffany & Co.                                          28,800           1,030
Time Warner, Inc.                                       9,175             153
Tribune Co.                                            30,860           1,310
Viacom, Inc. Class B                                   67,800           2,277
Wal-Mart Stores, Inc.                                 105,400           5,587
Walt Disney Co.                                        33,000             762

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Weight Watchers International, Inc. (AE)               25,200             976
Wendy's International, Inc.                             3,100             111
Yum! Brands, Inc.                                       9,200             353
                                                                 ------------
                                                                       53,815
                                                                 ------------

Consumer Staples - 7.1%
Altria Group, Inc.                                     42,300           2,013
Anheuser-Busch Cos., Inc.                                 400              21
Clorox Co.                                             15,600             776
Coca-Cola Co. (The)                                   122,300           5,364
CVS Corp.                                              20,200             846
Diageo PLC - ADR                                       21,000           1,055
HJ Heinz Co.                                           13,400             494
Kraft Foods, Inc. Class A                              12,200             373
PepsiCo, Inc.                                          53,600           2,680
Procter & Gamble Co.                                  123,260           6,428
Sara Lee Corp.                                         81,100           1,781
Systemco Corp.                                          8,800             303
Unilever NV Class S                                     4,100             251
Walgreen Co.                                           43,100           1,569
WM Wrigley Jr Co.                                      10,900             658
                                                                 ------------
                                                                       24,612
                                                                 ------------

Financial Services - 19.3%
Aflac, Inc.                                             4,300             170
Allstate Corp. (The)                                   41,500           1,954
AMBAC Financial Group, Inc.                            27,250           1,938
American Express Co.                                   19,700             990
American International Group, Inc.                     51,600           3,646
Automatic Data Processing, Inc.                        59,700           2,506
Bank of America Corp.                                  56,667           4,817
Bank of New York Co., Inc. (The)                       73,500           2,112
Capital One Financial Corp.                            65,200           4,520
CarrAmerica Realty Corp. (o)                            4,900             149
Cigna Corp.                                            20,300           1,259
CIT Group, Inc.                                        17,900             622
Citigroup, Inc.                                       212,922           9,387
City National Corp.                                       600              39
Compass Bancshares, Inc.                                6,900             304
Countrywide Financial Corp.                            27,800           2,004
E*Trade Financial Corp. (AE)                           21,300             236
Fifth Third Bancorp                                    34,600           1,708
First Data Corp.                                       22,300             995
Freddie Mac                                            12,200             785
Goldman Sachs Group, Inc.                               7,500             661
Greenpoint Financial Corp.                             35,700           1,450
Hartford Financial Services Group, Inc.                 3,100             202

 118  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hibernia Corp. Class A                                  6,600             167
JP Morgan Chase & Co.                                  47,704           1,781
Marsh & McLennan Cos., Inc.                            34,900           1,549
MBIA, Inc.                                             13,300             718
MBNA Corp.                                             12,800             316
Moody's Corp.                                          23,300           1,587
Morgan Stanley                                         56,800           2,802
North Fork BanCorp., Inc. (z)                           3,800             148
Piper Jaffray Cos. (AE)                                   765              31
PNC Financial Services Group, Inc.                     12,100             612
Prologis (o)                                            5,900             201
Regions Financial Corp.                                22,259             661
Rouse Co. (The) (o)                                     4,300             210
SouthTrust Corp.                                       12,500             485
St Paul Travelers Cos., Inc. (The)                     15,650             580
State Street Corp.                                     26,500           1,134
SunTrust Banks, Inc.                                   13,200             871
Synovus Financial Corp.                                54,400           1,386
Torchmark Corp.                                         9,600             502
US Bancorp                                             95,470           2,702
Wachovia Corp.                                         26,400           1,170
Washington Mutual, Inc.                                 6,000             233
Wells Fargo & Co.                                      63,400           3,640
XL Capital, Ltd. Class A                               15,660           1,107
                                                                 ------------
                                                                       67,047
                                                                 ------------

Health Care - 13.6%
Aetna, Inc.                                            12,500           1,073
Allergan, Inc.                                         27,400           2,073
Amgen, Inc.                                            57,200           3,254
Anthem, Inc. (AE)(z)                                    8,100             668
Biomet, Inc.                                            3,600             158
Boston Scientific Corp. (AE)                           17,300             662
Eli Lilly & Co.                                        42,400           2,702
Forest Laboratories, Inc. (AE)                         16,500             830
Genentech, Inc. (AE)                                   77,400           3,768
Genzyme Corp. (AE)                                     39,000           2,000
Gilead Sciences, Inc. (AE)                              2,400             155
Guidant Corp.                                          26,700           1,477
HCA, Inc.                                               6,900             267
Hospira, Inc. (AE)                                         20               1
Human Genome Sciences, Inc. (AE)(z)                     4,200              42
Johnson & Johnson                                     112,546           6,220
Medicis Pharmaceutical Class A                          3,700             132
Medtronic, Inc.                                        56,200           2,791
Merck & Co., Inc.                                      61,700           2,798
OSI Pharmaceuticals, Inc. (AE)                          2,400             144
Patterson Cos., Inc. (AE)                              13,836           1,016
Pfizer, Inc.                                          256,000           8,181

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sepracor, Inc. (AE)(z)                                 14,400             662
Stryker Corp.                                          42,000           2,003
Teva Pharmaceutical Industries, Ltd. - ADR             60,000           1,776
Watson Pharmaceuticals, Inc. (AE)                       2,400              61
Wyeth                                                  64,700           2,290
                                                                 ------------
                                                                       47,204
                                                                 ------------

Integrated Oils - 4.9%
BP PLC - ADR (AE)                                      19,730           1,112
ChevronTexaco Corp.                                    48,280           4,618
ConocoPhillips                                         33,552           2,643
Exxon Mobil Corp.                                     153,186           7,092
Unocal Corp.                                           37,020           1,435
                                                                 ------------
                                                                       16,900
                                                                 ------------

Materials and Processing - 3.3%
Air Products & Chemicals, Inc.                         14,500             750
Alcan, Inc.                                            16,600             658
Alcoa, Inc.                                            19,456             623
Archer-Daniels-Midland Co.                              9,400             145
Avery Dennison Corp.                                   23,800           1,442
Bowater, Inc.                                           7,400             276
Dow Chemical Co. (The)                                 26,300           1,049
Eastman Chemical Co.                                    9,300             416
EI Du Pont de Nemours & Co.                            34,800           1,492
Georgia-Pacific Corp.                                   2,900              97
Lyondell Chemical Co.                                  28,700             522
Masco Corp.                                            17,500             529
MeadWestvaco Corp.                                     13,700             409
Monsanto Co.                                           12,809             464
PPG Industries, Inc.                                   12,400             731
Temple-Inland, Inc.                                     5,800             396
United States Steel Corp. (z)                          43,000           1,640
                                                                 ------------
                                                                       11,639
                                                                 ------------

Miscellaneous - 4.9%
3M Co.                                                  1,600             132
Fortune Brands, Inc.                                    2,000             144
General Electric Co.                                  302,700          10,064
Honeywell International, Inc.                          23,000             865
Johnson Controls, Inc.                                 12,200             689
SPX Corp. (z)                                           1,000              41
Textron, Inc.                                          24,100           1,477
Tyco International, Ltd.                              118,434           3,671
                                                                 ------------
                                                                       17,083
                                                                 ------------

                                                 Tax-Managed Large Cap Fund  119

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Other Energy - 0.8%
Anadarko Petroleum Corp.                               22,900           1,369
Devon Energy Corp.                                      6,800             473
Dynegy, Inc. Class A (z)                               11,100              47
Pride International, Inc. (AE)                            100               2
Rowan Cos., Inc.                                       10,700             261
Valero Energy Corp.                                     1,900             142
Williams Cos., Inc.                                    45,900             558
                                                                 ------------
                                                                        2,852
                                                                 ------------

Producer Durables - 4.1%
Boeing Co. (The)                                        9,400             477
Caterpillar, Inc.                                       1,800             132
Centex Corp.                                            1,600              68
Deere & Co.                                             3,200             201
DR Horton, Inc.                                         2,400              66
Emerson Electric Co.                                   52,000           3,156
Illinois Tool Works, Inc.                              10,800             978
Ingersoll-Rand Co. Class A                             11,700             804
KB Home                                                 1,000              64
Koninklijke Philips Electronics NV                     42,700           1,035
Lennar Corp. Class A                                    1,600              68
Lexmark International, Inc. (AE)                        2,200             195
Lockheed Martin Corp.                                  40,100           2,125
Northrop Grumman Corp.                                 33,400           1,757
Novellus Systems, Inc. (AE)                             6,000             162
Pitney Bowes, Inc.                                     14,200             599
Pulte Homes, Inc.                                         200              11
United Technologies Corp.                              26,600           2,487
                                                                 ------------
                                                                       14,385
                                                                 ------------
Technology - 12.4%
Altera Corp. (AE)                                      57,300           1,193
Analog Devices, Inc.                                    7,800             310
Cisco Systems, Inc. (AE)                              264,900           5,526
Computer Sciences Corp.                                14,000             662
Corning, Inc.                                          18,000             222
Dell, Inc. (AE)                                       156,800           5,562
EMC Corp.                                                 400               4
Hewlett-Packard Co.                                    84,700           1,707
Intel Corp.                                           109,500           2,670
International Business Machines Corp.                  49,300           4,293
Juniper Networks, Inc. (AE)                            11,300             259
Linear Technology Corp.                                66,800           2,612
Microsoft Corp.                                       346,600           9,863
Motorola, Inc.                                          4,000              64
NCR Corp. (AE)                                         13,200             613
Oracle Corp. (AE)                                      57,900             609
Qualcomm, Inc.                                         53,700           3,710

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Raytheon Co.                                           13,200             443
Red Hat, Inc. (AE)                                     81,800           1,400
Tellabs, Inc. (AE)(z)                                   9,400              84
Xilinx, Inc.                                           44,000           1,295
                                                                 ------------
                                                                       43,101
                                                                 ------------

Utilities - 5.5%
Ameren Corp.                                           13,500             603
AT&T Wireless Services, Inc. (AE)                      46,400             670
BellSouth Corp.                                         3,900             106
Cinergy Corp.                                          12,500             478
Comcast Corp. Class A                                  11,533             316
Comcast Corp. Special Class A                             900              24
Constellation Energy Group, Inc.                        1,100              42
Edison International                                   24,300             651
Entergy Corp.                                          25,100           1,443
Exelon Corp.                                           20,200             705
Nextel Communications, Inc. Class A (AE)               18,400             419
PG&E Corp.                                             53,300           1,521
Pinnacle West Capital Corp.                            22,300             903
PPL Corp.                                              21,900           1,015
Puget Energy, Inc.                                     36,600             791
SBC Communications, Inc.                              143,200           3,629
Sprint Corp.                                            7,700             144
TXU Corp.                                               4,800             190
Verizon Communications, Inc.                          112,894           4,351
Wisconsin Energy Corp.                                 21,700             698
Xcel Energy, Inc.                                      17,300             296
                                                                 ------------
                                                                       18,995
                                                                 ------------

TOTAL COMMON STOCKS
(cost $258,730)                                                       326,837
                                                                 ------------

PREFERRED STOCKS - 0.5%
Consumer Discretionary - 0.4%
News Corp., Ltd. - ADR                                 48,000           1,525
                                                                 ------------

Materials and Processing - 0.1%
Aracruz Celulose SA - ADR                              10,100             349
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,916)                                                           1,874
                                                                 ------------

 120  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.8%
Frank Russell Investment Company Money Market
   Fund                                            18,375,000          18,375
Frank Russell Investment Company Money Market
   Fund (N)                                         1,802,225           1,802
State Street Securities Lending Quality Trust
   (N)                                              2,074,768           2,075
United States Treasury Bill (c)(y)(s)
   1.266% due 09/09/04                                  1,500           1,498
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $23,750)                                                         23,750
                                                                 ------------

TOTAL INVESTMENTS - 101.3%
(identified cost $284,396)                                            352,461

OTHER ASSETS AND LIABILITIES
NET - (1.3%)                                                           (4,456)
                                                                 ------------

NET ASSETS - 100.0%                                                   348,005
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index
   expiration date 09/04 (102)                              5,616               (154)

S&P 500 Index
   expiration date 09/04 (49)                              13,488               (323)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (477)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                 Tax-Managed Large Cap Fund  121

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.5%
Auto and Transportation - 4.0%
Aftermarket Technology Corp. (AE)                       4,600              69
ArvinMeritor, Inc. (z)                                  8,300             165
Autoliv, Inc.                                           4,800             202
CNF, Inc.                                               6,300             260
Continental Airlines, Inc. Class B (AE)(z)             19,900             179
Genesee & Wyoming, Inc. Class A (AE)                   22,450             521
JB Hunt Transport Services, Inc.                        5,700             219
Keystone Automotive Industries, Inc. (AE)               5,400             152
Lear Corp.                                              3,300             182
Marten Transport, Ltd. (AE)                             3,500              69
Modine Manufacturing Co.                                3,000              89
Old Dominion Freight Line (AE)                          4,200             122
Oshkosh Truck Corp.                                     5,100             270
Overnite Corp.                                         22,100             661
Overseas Shipholding Group                              6,800             305
Pacer International, Inc. (AE)                          1,200              19
Pinnacle Airlines Corp. (AE)                            6,400              64
RailAmerica, Inc.                                      20,500             231
Skywest, Inc.                                          12,400             175
Thor Industries, Inc.                                   8,400             263
USF Corp.                                               1,900              67
Wabash National Corp.                                   9,100             263
Winnebago Industries (z)                                5,600             206
                                                                 ------------
                                                                        4,753
                                                                 ------------

Consumer Discretionary - 24.8%
Aaron Rents, Inc.                                      15,300             491
Activision, Inc. (AE)                                  31,400             460
Advance Auto Parts (AE)                                 6,700             249
Aeropostale, Inc. (AE)                                 13,500             411
AMC Entertainment, Inc.                                 9,300             178
America's Car Mart, Inc. (AE)(z)                        9,100             278
Ameristar Casinos, Inc.                                 3,300              89
AnnTaylor Stores Corp. (AE)                             8,850             238
Applebees International, Inc.                           9,450             252
aQuantive, Inc. (AE)(z)                                15,900             136
Aramark Corp. Class B                                   9,000             241
Ask Jeeves (AE)(z)                                      4,300             125
Aztar Corp. (AE)                                        9,200             223
Big 5 Sporting Goods Corp. (AE)(z)                     22,700             485
Bob Evans Farms, Inc.                                   4,600             122
Boca Resorts, Inc. Class A (AE)                        11,800             230
Boyd Gaming Corp. (z)                                  16,900             444
Bright Horizons Family Solutions, Inc. (AE)             3,700             188
Brink's Co. (The)                                       5,700             184

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brookstone, Inc. (AE)                                  25,400             445
Buffalo Wild Wings, Inc. (AE)(z)                        8,100             239
Career Education Corp. (AE)                             7,200             243
CEC Entertainment, Inc. (AE)                            6,300             229
Central European Distribution Corp. (AE)(z)            11,100             268
Choice Hotels International, Inc.                       3,700             195
Coach, Inc. (AE)                                       13,500             578
Cole National Corp. Class A (AE)(z)                     3,800             103
Corinthian Colleges, Inc. (AE)(z)                       9,600             180
Corrections Corp of America                             8,900             336
Deckers Outdoor Corp. (AE)(z)                           4,400             129
DIRECTV Group, Inc. (The)                              58,100             942
Dollar Tree Stores, Inc. (AE)                           9,700             261
EchoStar Communications Corp. (AE)                     17,100             474
Education Management Corp. (AE)                         5,600             155
Estee Lauder Cos., Inc. (The) Class A                  13,800             606
Fisher Scientific International (z)                     8,800             512
Fox Entertainment Group, Inc. Class A (AE)             16,900             457
GameStop Corp. Class A (AE)(z)                         19,200             296
Gaylord Entertainment Co. (z)                          17,300             504
Gevity HR, Inc. (z)                                     4,300              89
GTECH Holdings Corp.                                   12,700             538
Guitar Center, Inc. (AE)(z)                             4,200             189
Harman International Industries, Inc.                   3,300             283
Hearst-Argyle Television, Inc.                          9,400             213
Hibbett Sporting Goods, Inc. (AE)(z)                    1,800              34
Ihop Corp. (z)                                          3,000             111
Insight Enterprises, Inc. (AE)                         16,700             268
ITT Educational Services, Inc.                          4,700             150
Jack in the Box, Inc. (AE)                              9,000             287
Jarden Corp. (AE)(z)                                   17,350             627
JOS A Bank Clothiers, Inc. (AE)(z)                      2,400              74
Kellwood Co.                                            3,400             137
Landry's Restaurants, Inc. (z)                          8,000             242
Liberty Media Corp. Class A (AE)                      214,900           1,823
Lithia Motors, Inc. Class A                             7,900             185
Manpower, Inc.                                         10,300             449
MGM Mirage                                              9,200             406
Mohawk Industries, Inc. (AE)                            3,600             265
Monro Muffler, Inc. (AE)                                6,000             133
MPS Group, Inc. (AE)                                   16,100             145
MSC Industrial Direct Co. Class A                      17,600             551
Navigant Consulting, Inc. (AE)                         10,100             212
Outback Steakhouse, Inc.                                5,100             207

 122  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PDI, Inc. (AE)                                          6,227             178
PEP Boys-Manny Moe & Jack                               9,400             195
Petco Animal Supplies, Inc. (AE)                        8,000             239
Petsmart, Inc.                                         18,700             580
Pinnacle Entertainment, Inc.                            8,700              98
Polo Ralph Lauren Corp.                                13,100             432
RC2 Corp. (AE)                                         10,400             327
Red Robin Gourmet Burgers, Inc. (AE)(z)                 4,800             164
Regal Entertainment Group Class A (z)                   5,800             109
Regis Corp.                                             6,700             276
Rent-A-Center, Inc. (AE)                               22,200             651
Republic Services, Inc.                                18,000             515
Ross Stores, Inc.                                      15,600             361
Ruby Tuesday, Inc.                                      8,200             237
Scientific Games Corp. Class A (AE)                    12,500             223
Shuffle Master, Inc. (AE)(z)                           11,900             381
Sonic Automotive, Inc.                                  5,300             118
Source Interlink Cos., Inc. (AE)                        4,860              45
Sourcecorp (AE)                                         6,800             160
Sports Authority, Inc. (The) (AE)(z)                   12,996             331
Stage Stores, Inc. (AE)                                 6,500             230
Station Casinos, Inc.                                  25,100           1,084
Steak N Shake Co. (The) (z)                             4,900              84
Steven Madden, Ltd. (AE)(z)                             3,800              71
Strayer Education, Inc.                                 2,700             263
Tele2 AB Class A - ADR (AE)(z)                          6,500             193
Thomas Nelson, Inc.                                    13,200             284
Toro Co.                                                1,900             124
United Auto Group, Inc.                                 2,900              80
United Natural Foods, Inc. (AE)                         3,400              74
United Stationers, Inc.                                 3,800             150
Universal Technical Institute, Inc. (AE)                4,900             160
Valueclick, Inc. (AE)                                  32,300             335
Ventiv Health, Inc. (AE)                               10,000             152
Warnaco Group, Inc. (The) (AE)                         16,300             308
WESCO International, Inc. (AE)(z)                      13,700             282
Wynn Resorts, Ltd. (AE)(z)                              4,400             157
Yankee Candle Co., Inc. (AE)                            5,300             154
                                                                 ------------
                                                                       29,599
                                                                 ------------

Consumer Staples - 1.8%
7-Eleven, Inc. (AE)                                     6,800             117
Dean Foods Co. (AE)                                     5,200             192
Del Monte Foods Co. (AE)                               19,000             200
Kraft Foods, Inc. Class A                              24,000             733
PepsiAmericas, Inc.                                     9,400             176

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ruddick Corp.                                           5,000              98
Tyson Foods, Inc. Class A                              30,300             578
                                                                 ------------
                                                                        2,094
                                                                 ------------

Financial Services - 17.0%
Alleghany Corp.                                           208              56
American Financial Group, Inc.                          8,300             246
AmerUs Group Co. (z)                                    6,800             262
Anthracite Capital, Inc. (o)                            7,300              80
Ashford Hospitality Trust, Inc. (o)                    17,900             160
Asta Funding, Inc. (z)                                 19,300             291
Astoria Financial Corp.                                 9,300             318
Bank of the Ozarks, Inc. (z)                            9,400             240
BankAtlantic Bancorp, Inc. Class A                      8,100             148
Banknorth Group, Inc.                                  13,300             424
Capital Trust, Inc. Class A (o)(z)                      4,600             113
Cash America International, Inc.                       19,600             440
Certegy, Inc.                                           7,800             296
Chicago Mercantile Exchange Holdings, Inc. (z)          2,000             251
CIT Group, Inc.                                        25,200             876
CNA Financial Corp. (AE)(z)                             6,600             174
CNA Surety Corp.                                        8,800              90
Commerce Bancshares, Inc.                               9,492             442
Cullen/Frost Bankers, Inc.                              3,500             151
Delphi Financial Group Class A                          8,600             349
Doral Financial Corp.                                  10,200             400
Eaton Vance Corp.                                       8,200             311
Encore Capital Group, Inc. (AE)(z)                     11,000             169
Fidelity National Financial, Inc.                      14,998             544
First Bancorp Puerto Rico                               4,600             195
Friedman Billings Ramsey Group, Inc. Class A
   (o)(z)                                               9,755             160
General Growth Properties, Inc. (o)                    19,500             587
Glacier Bancorp, Inc. (z)                               7,750             205
HCC Insurance Holdings, Inc.                            1,800              55
Hibernia Corp. Class A                                  6,500             164
IMPAC Mortgage Holdings, Inc. (o)                       2,500              57
IndyMac Bancorp, Inc.                                  10,200             339
Investment Technology Group, Inc. (z)                  10,100             133
Investors Financial Services Corp. (z)                  5,200             238
Jefferies Group, Inc.                                   8,800             276
Knight Trading Group, Inc. Class A (AE)(z)             20,000             170
LandAmerica Financial Group, Inc.                       4,600             182
Legg Mason, Inc.                                        8,900             699
Leucadia National Corp. (z)                             4,000             206
Marlin Business Services, Inc. (AE)(z)                 12,000             198

                                           Tax-Managed Mid & Small Cap Fund  123

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MB Financial Corp.                                      2,200              80
Mercury General Corp.                                   3,100             146
Mills Corp. (The) (o)                                   6,200             283
Nationwide Financial Services                           8,500             301
Navigators Group, Inc. (AE)                             2,700              81
NCO Group, Inc. (AE)                                   11,200             280
Netbank, Inc.                                          14,600             157
New York Community Bancorp, Inc. (z)                   17,010             327
Odyssey Re Holdings Corp. (z)                           2,500              58
Old Republic International Corp.                       21,400             498
Penn-America Group, Inc. (z)                           14,400             187
Philadelphia Consolidated Holding Co. (AE)              1,900             104
PMI Group, Inc. (The)                                   5,700             235
Popular, Inc.                                          48,000           1,093
PrivateBancorp, Inc. (z)                                1,200              34
Protective Life Corp.                                   7,000             254
Provident Bankshares Corp.                              3,255              97
R&G Financial Corp. Class B                             7,800             274
Radian Group, Inc.                                      7,780             358
Raymond James Financial, Inc.                          12,150             284
Reinsurance Group of America                            9,000             359
Safety Insurance Group, Inc. (z)                        2,800              57
Selective Insurance Group                               2,700              97
Sky Financial Group, Inc.                              10,000             234
Sovereign Bancorp, Inc.                                32,900             716
State Auto Financial Corp.                              2,500              77
Sterling Financial Corp. (AE)                           6,930             219
Transatlantic Holdings, Inc.                            1,875             106
UnionBanCal Corp.                                       4,400             255
United PanAm Financial Corp. (AE)(z)                    9,100             163
United Rentals, Inc. (AE)(z)                            7,800             155
Universal American Financial Corp. (AE)                10,000             109
USI Holdings Corp. (AE)(z)                             17,300             242
Vornado Realty Trust (o)                               10,200             593
Washington Mutual, Inc. 2005 Warrants (AE)              9,000               1
Webster Financial Corp.                                 6,600             310
Westcorp (z)                                            1,900              79
WFS Financial, Inc. (AE)                                3,100             142
Wintrust Financial Corp.                                3,500             186
World Acceptance Corp. (AE)                             7,600             163
WR Berkley Corp.                                        4,000             164
                                                                 ------------
                                                                       20,253
                                                                 ------------
Health Care - 12.4%
Accelrys, Inc. (AE)                                    10,400              79
Advanced Medical Optics, Inc. (AE)(z)                   4,500             171
Amedisys, Inc. (AE)(z)                                  7,300             192

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Medical Security Group, Inc.                   6,300             160
Andrx Corp. (AE)                                       13,500             350
Apogent Technologies, Inc. (AE)                        13,600             442
Arthrocare Corp. (AE)(z)                                3,100              83
Barr Pharmaceuticals, Inc. (AE)                         6,500             223
Beckman Co.ulter, Inc.                                  8,200             452
Beverly Enterprises, Inc. (AE)(z)                      11,000              87
Celgene Corp. (AE)(z)                                   4,200             224
Cerner Corp. (AE)(z)                                    2,100              95
Charles River Laboratories International, Inc.
   (AE)                                                 6,800             306
Cooper Cos., Inc.                                      10,800             642
Covance, Inc. (AE)                                     10,200             374
Coventry Health Care, Inc. (AE)                         5,700             291
Cytyc Corp. (AE)                                       27,900             674
Dade Behring Holdings, Inc. (AE)                        4,300             214
DaVita, Inc. (AE)                                      15,300             465
Edwards Lifesciences Corp. (AE)                         6,700             236
Endo Pharmaceuticals Holdings, Inc. (AE)                8,600             165
Genentech, Inc. (AE)                                   39,000           1,900
Gen-Probe, Inc. (AE)                                    7,700             288
Idexx Laboratories, Inc. (AE)                           5,100             257
ImClone Systems, Inc. (AE)                              4,300             253
Invitrogen Corp. (AE)                                  12,900             677
Kindred Healthcare, Inc. (AE)(z)                        9,600             233
KV Pharmaceutical Co. Class A (AE)(z)                  10,650             185
LabOne, Inc.                                            3,600             106
Laboratory Corp. of America Holdings (AE)              15,400             603
Laserscope (AE)(z)                                      4,100              78
Martek Biosciences Corp. (AE)                           3,200             151
MGI Pharma, Inc. (AE)                                   8,600             241
Molina Healthcare, Inc. (z)                             1,900              63
Mylan Laboratories                                     29,775             441
Ocular Sciences, Inc. (AE)                             13,500             596
Omnicare, Inc.                                         20,900             591
Omnicell, Inc. (AE)                                     4,970              73
Par Pharmaceutical Cos., Inc. (z)                       2,800             105
Pediatrix Medical Group, Inc. (AE)                      4,700             297
Perrigo Co.                                             8,700             145
PSS World Medical, Inc. (AE)                            7,100              70
Quality Systems, Inc. (AE)                              6,800             325
Renal Care Group, Inc. (AE)                             6,750             215
Salix Pharmaceuticals, Ltd. (AE)                       13,500             288

 124  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Select Medical Corp.                                   24,000             308
Sola International, Inc. (AE)                           5,000              81
Sybron Dental Specialties, Inc. (AE)                    4,200             113
Wright Medical Group, Inc. (AE)                         7,400             204
                                                                 ------------
                                                                       14,812
                                                                 ------------

Integrated Oils - 1.1%
KCS Energy, Inc.                                       56,100             829
Murphy Oil Corp.                                        6,800             526
                                                                 ------------
                                                                        1,355
                                                                 ------------

Materials and Processing - 6.0%
Acuity Brands, Inc.                                     2,200              52
Albany International Corp. Class A                      3,900             117
Armor Holdings, Inc. (AE)                               6,200             226
Cytec Industries, Inc.                                 11,400             531
Drew Industries, Inc. (AE)(z)                           4,200             160
Dycom Industries, Inc. (AE)                            12,500             337
Florida Rock Industries, Inc.                           3,200             137
FMC Corp.                                               5,900             259
Griffon Corp. (AE)                                      6,400             134
HB Fuller Co.                                           2,800              75
Hughes Supply, Inc.                                     4,800             292
Integrated Electrical Services, Inc. (AE)              65,900             558
Jacuzzi Brands, Inc. (AE)                              29,300             226
Lennox International, Inc.                              7,100             125
Lubrizol Corp.                                          5,600             194
Precision Castparts Corp.                               6,800             383
Quanex Corp.                                            2,300             105
Rogers Corp.                                            7,300             361
RPM International, Inc.                                14,600             220
Smurfit-Stone Container Corp. (AE)                     32,800             610
Southern Peru Copper Corp. (z)                          4,000             157
Trammell Crow Co. (AE)                                  8,000             107
Universal Forest Products, Inc.                         3,500             106
USG Corp. (z)                                          13,200             228
Valspar Corp.                                           7,800             382
Washington Group International, Inc. (AE)               4,600             154
WCI Communities, Inc. (AE)(z)                          19,900             428
WD-40 Co.                                               1,000              26
York International Corp.                               11,900             423
                                                                 ------------
                                                                        7,113
                                                                 ------------

Miscellaneous - 1.2%
Allete, Inc.                                            9,700             269
Carlisle Cos., Inc.                                     7,000             444
SPX Corp.                                               6,800             278

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Trinity Industries, Inc. (z)                            7,000             210
Walter Industries, Inc. (z)                            16,700             233
                                                                 ------------
                                                                        1,434
                                                                 ------------

Other Energy - 7.6%
Arch Coal, Inc.                                         8,800             297
Cabot Oil & Gas Corp.                                   4,400             193
Callon Petroleum Co. (AE)                               6,500              88
Chesapeake Energy Corp. (z)                            18,500             284
Clayton Williams Energy, Inc. (AE)                      5,700             141
Denbury Resources Inc. (AE)                            15,000             328
Edge Petroleum Corp. (AE)(z)                            5,400              92
Encore Acquisition Co. (AE)                             5,300             156
Energy Partners, Ltd. (AE)(z)                          10,900             170
Forest Oil Corp.                                        8,700             246
Harvest Natural Resources, Inc. (AE)(z)                28,900             398
Houston Exploration Co. (AE)                            9,600             518
Magnum Hunter Resources, Inc. (AE)(z)                  37,700             404
Newfield Exploration Co. (AE)                           4,100             242
Patina Oil & Gas Corp.                                  2,000              59
Peabody Energy Corp.                                    8,700             489
Penn Virginia Corp.                                    18,200             686
Pioneer Natural Resources Co.                           9,900             357
Plains Exploration & Production Co. (AE)               36,091             752
Range Resources Corp.                                  15,800             265
Stone Energy Corp. (AE)                                 7,800             353
Swift Energy Co. (AE)(z)                                6,400             145
Tesoro Petroleum Corp.                                 23,200             673
Valero Energy Corp.                                     2,100             157
Whiting Petroleum Corp. (AE)                           40,000             947
XTO Energy, Inc.                                       19,700             589
                                                                 ------------
                                                                        9,029
                                                                 ------------

Producer Durables - 8.5%
Applied Industrial Technologies, Inc.                   5,000             160
Axcelis Technologies, Inc. (AE)                         8,100              76
Beazer Homes USA, Inc. (z)                              1,800             168
Briggs & Stratton Corp.                                 5,600             468
Brooks Automation, Inc. (AE)                           13,600             196
Cascade Corp.                                           3,900             114
Crown Castle International Corp. (AE)                  41,600             587
Dionex Corp. (AE)                                       7,100             335
Donaldson Co., Inc.                                     5,400             144
DR Horton, Inc.                                         2,900              80
Duratek, Inc. (AE)(z)                                   6,400              91
Graco, Inc.                                             8,250             260
Hubbell, Inc. Class B                                   6,200             280

                                           Tax-Managed Mid & Small Cap Fund  125

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
IDEX Corp.                                              9,150             294
Imagistics International, Inc. (AE)                     3,300             107
Joy Global, Inc.                                        7,700             229
Lennar Corp. Class A                                   19,500             832
M/I Homes, Inc. (z)                                     5,300             201
MDC Holdings, Inc.                                      7,827             526
Meritage Corp. (z)                                      1,100              68
Metrologic Instruments, Inc. (AE)(z)                   10,500             167
Moog, Inc. Class A                                     16,350             595
Mykrolis Corp. (AE)                                     7,200              72
NMS Communications Corp. (AE)(z)                       18,100             108
Nordson Corp.                                          10,800             452
NVR, Inc.                                                 800             373
Orbital Sciences Corp. (AE)(z)                         37,300             427
Pentair, Inc.                                          22,600             708
Rayovac Corp. (AE)                                      7,000             187
Standard-Pacific Corp.                                  8,800             408
Technical Olympic USA, Inc. (z)                        12,150             263
Terex Corp.                                            10,000             389
Thomas Industries, Inc.                                 2,600              81
Toll Brothers, Inc. (AE)(z)                            11,200             445
Watts Water Technologies, Inc. Class A (z)             10,800             273
                                                                 ------------
                                                                       10,164
                                                                 ------------

Technology - 6.0%
Akamai Technologies, Inc. (AE)(z)                      12,000             179
Anixter International, Inc.                             4,300             144
Ansys, Inc. (AE)                                        5,000             237
Arrow Electronics, Inc.                                 3,200              76
Aspect Communications Corp. (AE)                       13,900             118
Atmel Corp. (AE)                                       65,400             280
Avid Technology, Inc. (AE)                              3,500             164
Avnet, Inc.                                            16,400             318
Avocent Corp. (AE)                                      5,000             150
Ceva, Inc. (AE)(z)                                      2,000              15
Conexant Systems, Inc. (AE)(z)                         46,300              74
Ditech Communications Corp. (AE)                       13,200             272
E.piphany, Inc. (AE)                                   24,700              99
Inet Technologies, Inc. (AE)                            4,680              58
InFocus Corp. (AE)                                     12,480             111
Juniper Networks, Inc. (AE)                            33,200             762
Komag, Inc. (AE)(z)                                     9,200             104
L-3 Communications Holdings, Inc. (z)                   9,700             593
Macrovision Corp. (AE)                                  9,400             203
Mantech International Corp. Class A (AE)(z)             9,300             133

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mapinfo Corp. (AE)                                      5,640              58
MEMC Electronic Materials, Inc. (AE)                   15,120             137
Microchip Technology, Inc.                             26,100             756
MSC.Software Corp. (z)                                  9,900              73
Omnivision Technologies, Inc. (AE)(z)                   7,000              82
ON Semiconductor Corp. (AE)                            15,900              64
Open Solutions, Inc. (AE)                               4,100              93
Red Hat, Inc. (AE)(z)                                  22,400             383
RSA Security, Inc. (AE)(z)                              5,000              93
Sandisk Corp. (AE)(z)                                  14,400             350
Silicon Laboratories, Inc. (AE)                         8,900             314
SonicWALL, Inc. (AE)                                   20,600             137
SRA International, Inc. Class A (AE)(z)                 2,200              94
Stellent, Inc. (AE)(z)                                  1,900              13
Tekelec (AE)(z)                                         2,900              56
Transaction Systems Architects, Inc. Class A
   (AE)                                                 6,400             109
Vishay Intertechnology, Inc. (AE)                      17,100             265
                                                                 ------------
                                                                        7,167
                                                                 ------------

Utilities - 4.1%
Cleco Corp.                                             9,000             155
Cox Communications, Inc. Class A (AE)                  23,200             640
CT Communications, Inc. (z)                             9,000             129
Energy East Corp.                                      15,400             375
Hawaiian Electric Industries (z)                       11,200             286
Liberty Media International, Inc. Class A (AE)          4,455             139
MDU Resources Group, Inc.                              11,400             279
NSTAR                                                   7,000             328
NTL, Inc. (AE)                                          6,700             349
Oneok, Inc.                                             7,000             147
PTEK Holdings, Inc. (AE)                               31,500             362
SCANA Corp.                                            10,000             366
South Jersey Industries, Inc. (z)                       5,700             259
Southwestern Energy Co.                                 6,400             206
Vectren Corp.                                          10,000             248
Westar Energy, Inc.                                     7,600             153
Wisconsin Energy Corp.                                 16,300             524
                                                                 ------------
                                                                        4,945
                                                                 ------------

TOTAL COMMON STOCKS
(cost $98,305)                                                        112,718
                                                                 ------------

 126  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.4%
Frank Russell Investment Company Money Market
   Fund                                             6,159,000           6,159
Frank Russell Investment Company Money Market
   Fund (N)                                         8,197,877           8,198
State Street Securities Lending Quality Trust
   (N)                                              9,437,606           9,438
United States Treasury Bill (c)(y)(s)
   1.266% due on 09/09/04                                 500             499
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $24,294)                                                         24,294
                                                                 ------------

TOTAL INVESTMENTS - 114.9%
(identified cost $122,599)                                            137,012

OTHER ASSETS AND LIABILITIES
NET - (14.9%)                                                         (17,767)
                                                                 ------------

NET ASSETS - 100.0%                                                   119,245
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 09/04 (22)                               1,214                (37)

Russell 2000 Index
   expiration date 09/04 (11)                               3,034               (128)

S&P 500 E-Mini Index
   expiration date 09/04 (35)                               1,927                (40)

S&P 500 Index
   expiration date 09/04 (1)                                  275                 (8)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (213)
                                                                     ===============



  See accompanying notes which are an integral part of the financial statements.

                                           Tax-Managed Mid & Small Cap Fund  127

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.0%
Auto and Transportation - 2.2%
Autoliv, Inc.                                           2,900             121
Forward Air Corp. (AE)                                  4,000             159
Gentex Corp.                                           10,400             372
Southwest Airlines Co.                                 93,586           1,354
United Parcel Service, Inc. Class B                     5,100             367
Wabash National Corp.                                   5,400             156
                                                                 ------------
                                                                        2,529
                                                                 ------------

Consumer Discretionary - 22.2%
3DO Co. (The) (AE)                                      6,525              --
Abercrombie & Fitch Co. Class A                        11,800             435
Activision, Inc. (AE)                                  15,700             230
Advance Auto Parts (AE)                                11,800             438
Advo, Inc.                                              2,700              84
Amazon.Com, Inc. (AE)                                  22,880             890
Apollo Group, Inc. Class A (AE)                         5,200             434
Avon Products, Inc.                                     7,643             329
Best Buy Co., Inc.                                      6,314             304
Buca, Inc. (AE)                                        14,900              77
Buffalo Wild Wings, Inc. (AE)                           2,600              77
Charlotte Russe Holding, Inc. (AE)                      9,600             197
ChoicePoint, Inc. (AE)                                  3,900             164
Christopher & Banks Corp.                              11,300             185
Circuit City Stores, Inc.                              21,600             305
Crown Media Holdings, Inc. Class A (AE)                 9,200              64
DiamondCluster International, Inc. (AE)                15,000             150
Digital Generation Systems (AE)                        21,900              27
Digital Theater Systems, Inc. (AE)                      4,200              97
DIRECTV Group, Inc. (The)                              27,234             441
Dollar Thrifty Automotive Group (AE)                    4,500             108
eBay, Inc. (AE)                                        27,412           2,147
Electronic Arts, Inc. (AE)                             11,510             577
Estee Lauder Cos., Inc. (The) Class A                  12,000             527
Fisher Scientific International                         4,100             239
Fox Entertainment Group, Inc. Class A (AE)             17,872             483
Gray Television, Inc.                                   7,800              93
Hilton Hotels Corp.                                     4,800              86
Home Depot, Inc.                                       38,500           1,298
iVillage, Inc. (AE)                                    13,700              71
J Jill Group, Inc. (The) (AE)                           4,200              78
JC Penney Co., Inc. Holding Co.                        16,500             660
Jones Apparel Group, Inc.                               3,500             131
Jupitermedia Corp. (AE)                                 7,800              87
Kellwood Co.                                            3,600             145
Kimberly-Clark Corp.                                    5,300             340

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kohl's Corp. (AE)                                       6,900             316
Marriott International, Inc. Class A                   24,400           1,191
McDonald's Corp.                                       22,600             622
MPS Group, Inc. (AE)                                   15,900             143
Nautilus Group, Inc.                                    6,600             122
Navarre Corp. (AE)                                      5,300              85
Neoforma, Inc. (AE)                                     3,060              31
Nike, Inc. Class B                                      6,075             442
PC Mall, Inc. (AE)                                      3,700              62
Pixar (AE)                                              7,200             491
Radio One, Inc. Class D (AE)                            9,000             137
Rent-Way, Inc. (AE)                                     7,600              57
Republic Services, Inc.                                 3,600             103
Scientific Games Corp. Class A (AE)                     6,800             121
Skechers U.S.A., Inc. Class A (AE)                      5,800              80
Speedway Motorsports, Inc.                              5,600             193
Staples, Inc.                                          21,000             606
Starbucks Corp. (AE)                                   22,615           1,062
Starwood Hotels & Resorts Worldwide, Inc.              17,600             792
Target Corp.                                            5,500             240
Time Warner, Inc.                                      38,472             641
Ventiv Health, Inc. (AE)                                6,200              94
VeriSign, Inc. (AE)                                    32,200             564
Wal-Mart Stores, Inc.                                  28,300           1,500
Waste Management, Inc.                                 18,100             509
Wynn Resorts, Ltd. (AE)                                 6,400             229
XM Satellite Radio Holdings, Inc. Class A (AE)         34,180             902
Yahoo!, Inc. (AE)                                      72,679           2,239
                                                                 ------------
                                                                       25,572
                                                                 ------------

Consumer Staples - 5.5%
Anheuser-Busch Cos., Inc.                               8,500             441
Coca-Cola Co. (The)                                     8,800             386
Imperial Sugar Co. (AE)                                 4,100              60
PepsiCo, Inc.                                          39,592           1,980
Procter & Gamble Co.                                   38,342           2,000
Systemco Corp.                                         14,503             500
Walgreen Co.                                           25,441             926
                                                                 ------------
                                                                        6,293
                                                                 ------------

Financial Services - 10.0%
Advent Software, Inc. (AE)                              4,600              73
Aflac, Inc.                                            12,000             476
American Express Co.                                   27,135           1,364
American International Group, Inc.                     31,711           2,240

 128  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Land Lease, Inc. (o)                           2,600              49
AmeriCredit Corp. (AE)                                 16,000             306
Ameritrade Holding Corp. (AE)                          19,400             215
Capital One Financial Corp.                            15,300           1,061
Cardinal Financial Corp. (AE)                           5,900              54
Charles Schwab Corp. (The)                             50,250             441
Cybersource Corp. (AE)                                 11,000              56
Fannie Mae                                             13,900             986
First Data Corp.                                       24,220           1,080
Goldman Sachs Group, Inc.                               7,953             701
Great American Financial Resources, Inc.                3,100              47
Instinet Group, Inc.                                   38,800             173
La Quinta Corp.                                        10,300              79
Lakeland Bancorp, Inc.                                  3,700              59
Mercer Insurance Group, Inc. (AE)                       6,500              77
Paychex, Inc.                                           9,599             295
Pico Holdings, Inc. (AE)                                2,700              48
Progressive Corp. (The)                                15,460           1,185
Property & Casualty Corp.                               3,400              98
Providian Financial Corp.                              12,200             169
Republic First Bancorp, Inc. (AE)                       3,900              55
Santander BanCorp                                       3,190              73
Saul Centers, Inc. (o)                                  1,700              51
                                                                 ------------
                                                                       11,511
                                                                 ------------

Health Care - 18.2%
Abgenix, Inc. (AE)                                      7,700              75
Able Laboratories, Inc. (AE)                            6,300             130
American Medical Systems Holdings, Inc. (AE)            5,335             170
AmerisourceBergen Corp.                                 4,900             265
Amgen, Inc.                                            32,972           1,875
Amylin Pharmaceuticals, Inc. (AE)                      10,300             212
Analogic Corp.                                          2,100              87
Anthem, Inc. (AE)                                       8,929             736
Arthrocare Corp. (AE)                                   6,600             176
Biogen Idec, Inc. (AE)                                 11,197             672
Boston Scientific Corp. (AE)                           18,170             695
Caremark Rx, Inc. (AE)                                 34,780           1,061
Elan Corp. PLC - ADR (AE)                               4,100              84
Eli Lilly & Co.                                        10,835             690
Forest Laboratories, Inc. (AE)                          4,300             216
Genentech, Inc. (AE)                                   43,748           2,130
Gilead Sciences, Inc. (AE)                              7,772             502
Guidant Corp.                                           6,500             360
Guilford Pharmaceuticals, Inc. (AE)                    10,700              44
ICOS Corp. (AE)                                         8,500             205
Intuitive Surgical, Inc. (AE)                           7,500             172

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
IVAX Corp.                                             10,700             255
Johnson & Johnson                                      18,700           1,034
Kinetic Concepts, Inc. (AE)                             6,100             274
LCA-Vision, Inc. (AE)                                   4,201             110
McKesson Corp.                                         17,547             564
Medarex, Inc. (AE)                                     12,100              74
Medco Health Solutions, Inc. (AE)                       8,100             245
Medicis Pharmaceutical Class A                          2,300              82
Nabi Biopharmaceuticals (AE)                            5,542              64
National Medical Health Card Systems, Inc. (AE)         1,900              52
Natus Medical, Inc. (AE)                                7,800              47
Palomar Medical Technologies, Inc. (AE)                 4,600              68
Pfizer, Inc.                                          141,879           4,535
Pharmaceutical Product Development, Inc. (AE)           3,400             119
Prime Medical Services, Inc. (AE)                       9,000              66
Schering-Plough Corp.                                  10,600             206
SFBC International, Inc. (AE)                           3,300             112
St Jude Medical, Inc.                                  13,201             899
Teva Pharmaceutical Industries, Ltd. - ADR             21,582             639
Thoratec Corp. (AE)                                     7,100              72
Ventana Medical Systems (AE)                              700              35
Zimmer Holdings, Inc. (AE)                             10,793             824
                                                                 ------------
                                                                       20,933
                                                                 ------------

Materials and Processing - 2.2%
Alcoa, Inc.                                             9,614             308
Archer-Daniels-Midland Co.                             33,159             512
Cellegy Pharmaceuticals, Inc. (AE)                     10,300              39
Cytec Industries, Inc.                                  1,800              84
DHB Industries, Inc. (AE)                               7,300             111
Encore Wire Corp. (AE)                                  3,600              65
GTx, Inc. (AE)                                          6,600              56
Harsco Corp.                                            1,100              49
International Paper Co.                                 7,700             333
Layne Christensen Co. (AE)                              2,100              30
Monsanto Co.                                           15,500             562
Oregon Steel Mills, Inc.                                8,100             126
Smurfit-Stone Container Corp. (AE)                      7,800             145
Wolverine Tube, Inc. (AE)                               6,400              81
                                                                 ------------
                                                                        2,501
                                                                 ------------

Miscellaneous - 3.1%
3M Co.                                                  5,300             437

                                                         Select Growth Fund  129

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Co.                                   66,591           2,214
Honeywell International, Inc.                          13,500             508
Trinity Industries, Inc.                                3,600             108
Tyco International, Ltd.                               11,893             369
                                                                 ------------
                                                                        3,636
                                                                 ------------

Other Energy - 1.7%
Apache Corp.                                            5,959             277
EOG Resources, Inc.                                    10,600             674
Grant Prideco, Inc. (AE)                               10,400             196
Nabors Industries, Ltd. (AE)                            2,100              98
National-Oilwell, Inc. Class C (AE)                    12,800             428
Patterson-UTI Energy, Inc.                              5,200              95
Superior Energy Services (AE)                           7,800              87
Westmoreland Coal Co.                                   3,000              70
                                                                 ------------
                                                                        1,925
                                                                 ------------

Producer Durables - 2.5%
Applied Materials, Inc. (AE)                           71,075           1,206
Applied Signal Technology, Inc.                         3,000             104
BE Aerospace, Inc. (AE)                                 8,200              82
Boeing Co. (The)                                        8,500             431
Caterpillar, Inc.                                       7,201             529
FSI International, Inc. (AE)                            9,300              49
General Cable Corp.                                     8,600              82
Measurement Specialties, Inc. (AE)                      3,500              75
Photon Dynamics, Inc. (AE)                              6,500             179
Radyne Comstream Corp. (AE)                             8,100              60
Southern Energy Homes, Inc. (AE)                       24,000              96
                                                                 ------------
                                                                        2,893
                                                                 ------------

Technology - 22.4%
3Com Corp. (AE)                                        48,100             237
AboveNet, Inc. (AE)                                     1,500              46
ACT Teleconferencing, Inc. (AE)                        23,700              40
Actuate Corp. (AE)                                     11,600              42
Aeroflex, Inc. (AE)                                    17,200             191
Agile Software Corp. (AE)                              15,700             117
Anacomp, Inc. Class A (AE)                              4,800              98
Analog Devices, Inc.                                   13,127             521
Autodesk, Inc.                                          9,900             398
Avaya, Inc. (AE)                                       34,300             502
Borland Software Corp. (AE)                            15,800             131
Broadcom Corp. Class A (AE)                            18,201             644
California Micro Devices CP (AE)                        5,500              39
Captaris, Inc. (AE)                                     8,600              47
Centillium Communications, Inc. (AE)                    9,900              29
Cisco Systems, Inc. (AE)                              199,299           4,157
Comverse Technology, Inc. (AE)                         12,800             218

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corning, Inc.                                          32,208             398
Cypress Semiconductor Corp. (AE)                        7,000              79
Dell, Inc. (AE)                                        87,646           3,109
Diodes, Inc. (AE)                                       3,300              76
Ditech Communications Corp. (AE)                        5,400             111
EDO Corp.                                               7,400             175
EMC Corp.                                              14,580             160
Equinix, Inc. (AE)                                      7,100             231
InFocus Corp. (AE)                                     16,400             145
Integrated Device Technology, Inc. (AE)                17,800             203
Intel Corp.                                            89,800           2,189
InterVoice, Inc. (AE)                                   3,800              33
Juniper Networks, Inc. (AE)                            23,500             540
Lantronix, Inc. (AE)                                   39,700              46
Macromedia, Inc. (AE)                                  10,400             210
MatrixOne, Inc. (AE)                                   17,600             112
Maxim Integrated Products                              16,400             789
Microsoft Corp.                                       156,530           4,456
Mindspeed Technologies, Inc. (AE)                      15,100              49
NetIQ Corp. (AE)                                        6,500              62
Network Appliance, Inc. (AE)                           43,000             830
Newport Corp.                                           5,200              75
Novatel Wireless, Inc. (AE)                             4,900             113
Onyx Software Corp. (AE)                               11,175              46
PMC - Sierra, Inc. (AE)                                41,000             487
Qualcomm, Inc.                                         11,100             767
Quest Software, Inc. (AE)                              10,800             130
RSA Security, Inc. (AE)                                 2,300              43
Saba Software, Inc. (AE)                               13,025              48
SAP AG - ADR                                            7,656             306
Seebeyond Technology Corp. (AE)                        11,900              36
Selectica, Inc. (AE)                                    9,800              39
Sirenza Microdevices, Inc. (AE)                         9,500              46
Strategic Diagnostics, Inc. (AE)                        9,400              28
Sun Microsystems, Inc. (AE)                           100,160             396
SupportSoft, Inc. (AE)                                  8,300              73
Symantec Corp. (AE)                                    10,860             508
Symbol Technologies, Inc.                               8,700             114
Texas Instruments, Inc.                                16,300             348
Three-Five Systems, Inc. (AE)                           8,100              29
Witness Systems, Inc. (AE)                              7,700             102
Xilinx, Inc.                                           19,500             574
                                                                 ------------
                                                                       25,768
                                                                 ------------

 130  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Utilities - 1.0%
America Movil SA de CV - ADR                           13,085             468
MDU Communications International, Inc. (AE)            20,900              48
Nextel Partners, Inc. Class A (AE)                      8,200             132
Ubiquitel, Inc. (AE)                                   11,700              47
Verizon Communications, Inc.                           11,300             436
                                                                 ------------
                                                                        1,131
                                                                 ------------

TOTAL COMMON STOCKS
(cost $98,383)                                                        104,692
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.1%
Frank Russell Investment Company Money Market
   Fund                                             2,164,000           2,164
Frank Russell Investment Company Money Market
   Fund (N)                                         2,405,892           2,406
State Street Securities Lending Quality Trust
   (N)                                              2,769,725           2,770
United States Treasury Bill (c)(y)(s)
   1.266% due 09/09/04                                    800             799
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $8,139)                                                           8,139
                                                                 ------------

TOTAL INVESTMENTS - 98.1%
(identified cost $106,522)                                            112,831

OTHER ASSETS AND LIABILITIES
NET - 1.9%                                                              2,143
                                                                 ------------

NET ASSETS - 100.0%                                                   114,974
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 09/04 (22)                               3,086               (125)

Russell 1000 Growth Index
   expiration date 09/04 (11)                               2,489               (150)

S&P 500 E-Mini Index
   expiration date 09/04 (18)                                 991                 --

S&P 500 Index
   expiration date 09/04 (13)                               3,579                 (2)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (277)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                         Select Growth Fund  131

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
COMMON STOCKS - 93.1%
Auto and Transportation - 1.4%
Autoliv, Inc.                                              13,500                568
Aviall, Inc.                                               27,777                557
Burlington Northern Santa Fe Corp.                         15,630                555
Fleetwood Enterprises, Inc.                                23,690                318
Union Pacific Corp.                                         7,890                445
Wabash National Corp.                                      12,737                368
Westinghouse Air Brake Technologies Corp.                  28,058                511
Winnebago Industries (z)                                    7,610                280
                                                                     ---------------
                                                                               3,602
                                                                     ---------------

Consumer Discretionary - 10.8%
Accenture, Ltd. Class A (AE)                                7,960                196
Administaff, Inc. (AE)                                     29,913                398
Big Lots, Inc.                                             23,945                293
Black & Decker Corp. (z)                                   10,800                755
California Pizza Kitchen, Inc. (AE)                        13,857                276
CBRL Group, Inc.                                            9,300                309
Circuit City Stores, Inc. (z)                              25,600                361
Copart, Inc. (AE)                                           9,918                221
Costco Wholesale Corp. (z)                                 16,900                687
Ethan Allen Interiors, Inc. (z)                             7,000                260
Federated Department Stores                                16,100                772
Fisher Scientific International (z)                         5,500                320
Fox Entertainment Group, Inc. Class A (AE)                 42,600              1,151
Gap, Inc. (The)                                            16,100                365
Getty Images, Inc. (AE)                                     7,500                410
Hancock Fabrics, Inc.                                      29,633                342
Harrah's Entertainment, Inc. (z)                           20,700                962
Hasbro, Inc.                                                7,750                141
Home Depot, Inc.                                           35,600              1,200
JC Penney Co., Inc. Holding Co.                            25,800              1,032
Kimberly-Clark Corp.                                       49,950              3,200
Knight-Ridder, Inc. (z)                                     9,800                645
Mattel, Inc.                                               23,700                415
May Department Stores Co. (The)                            14,400                382
McDonald's Corp.                                          120,870              3,324
Newell Rubbermaid, Inc.                                    37,700                814
PEP Boys-Manny Moe & Jack                                  15,836                328
Reed Elsevier PLC - ADR (z)                                14,430                516
RR Donnelley & Sons Co. (z)                                11,278                358
Service Corp. International                                33,564                213
Six Flags, Inc.                                            28,180                133
Source Interlink Cos., Inc. (AE)                           23,004                214
Sports Authority, Inc. (The) (AE)                          10,852                277
Target Corp.                                               10,600                462

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Time Warner, Inc.                                          18,070                301
TJX Cos., Inc.                                             21,270                499
Topps Co., Inc. (The)                                      22,977                217
Tribune Co.                                                18,230                774
Viacom, Inc. Class B                                       52,954              1,779
Walt Disney Co.                                            48,890              1,129
WPP Group PLC - ADR (z)                                    14,219                663
Yum! Brands, Inc.                                          35,800              1,374
                                                                     ---------------
                                                                              28,468
                                                                     ---------------

Consumer Staples - 4.8%
Altria Group, Inc.                                         50,640              2,410
American Italian Pasta Co. Class A (z)                     15,555                457
Clorox Co.                                                 16,700                831
Colgate-Palmolive Co.                                      14,800                787
Del Monte Foods Co. (AE)                                   27,100                286
Diageo PLC - ADR (z)                                       24,610              1,236
DIMON, Inc.                                                28,847                156
General Mills, Inc. (z)                                    17,500                786
HJ Heinz Co.                                               37,030              1,366
Interstate Bakeries (z)                                    43,605                429
Kellogg Co.                                                25,320              1,055
Kraft Foods, Inc. Class A (z)                              24,700                755
NBTY, Inc. (AE)                                             6,600                143
PepsiCo, Inc.                                               2,470                124
Sara Lee Corp.                                             36,370                799
Sensient Technologies Corp.                                11,551                238
Tyson Foods, Inc. Class A                                     230                  4
Unilever NV Class S (z)                                    11,400                699
                                                                     ---------------
                                                                              12,561
                                                                     ---------------

Financial Services - 25.4%
Aflac, Inc.                                                 5,630                223
Allstate Corp. (The)                                       48,580              2,287
American Express Co.                                       15,210                764
American International Group, Inc.                         17,300              1,222
AmeriCredit Corp. (AE)                                     13,580                259
Bank of America Corp.                                      91,458              7,776
Bank of New York Co., Inc. (The)                           25,100                721
Bear Stearns Cos., Inc. (The) (z)                           7,500                626
BISYS Group, Inc. (The) (AE)                               26,909                367
Chubb Corp.                                                 4,420                304
Cigna Corp. (z)                                            11,600                719
CIT Group, Inc.                                            27,400                952
Citigroup, Inc.                                           135,220              5,962
Comerica, Inc. (z)                                         11,800                690

 132  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Commerce Bancshares, Inc. (z)                              16,045                748
Cornerstone Realty Income Trust, Inc. (o)                  28,900                253
Countrywide Financial Corp.                                 6,300                454
Dow Jones & Co., Inc. (z)                                  15,900                674
East-West Bancorp, Inc.                                    15,872                535
Fannie Mae                                                 46,850              3,324
First Data Corp.                                           39,113              1,745
First Industrial Realty Trust, Inc. (o)                     9,951                365
Franklin Resources, Inc.                                    3,200                154
Freddie Mac                                                17,600              1,132
Friedman Billings Ramsey Group, Inc. Class A
   (o)(z)                                                  43,300                712
GATX Corp.                                                 19,869                506
Genworth Financial, Inc. Class A (AE)(z)                   28,700                653
Goldman Sachs Group, Inc.                                  23,330              2,057
H&R Block, Inc.                                            10,700                526
Hartford Financial Services Group, Inc.                     9,440                615
Huntington Bancshares, Inc.                                28,300                692
JP Morgan Chase & Co.                                     110,416              4,122
Keycorp                                                    22,300                673
Kronos, Inc. (AE)                                           7,961                350
Marsh & McLennan Cos., Inc.                                 3,380                150
MBNA Corp.                                                108,700              2,684
Mellon Financial Corp.                                     37,410              1,028
Merrill Lynch & Co., Inc.                                  49,460              2,459
Metlife, Inc.                                              31,970              1,140
MGIC Investment Corp. (z)                                  24,400              1,732
National Commerce Financial Corp.                          23,900                777
PNC Financial Services Group, Inc. (z)                     29,790              1,507
Providian Financial Corp. (z)                              86,700              1,200
Safeco Corp.                                               22,000              1,035
SLM Corp.                                                  35,400              1,342
SouthTrust Corp.                                            4,060                157
Sovereign Bancorp, Inc. (z)                                45,300                986
St Paul Travelers Cos., Inc. (The)                         17,850                662
SunTrust Banks, Inc.                                       21,900              1,444
US Bancorp                                                 65,300              1,848
W Holding Co., Inc.                                        29,766                491
Wachovia Corp.                                             14,300                634
Waddell & Reed Financial, Inc. Class A                     16,000                311
Washington Mutual, Inc. (z)                                18,900                733
Wells Fargo & Co.                                          15,100                867
Zions Bancorporation (z)                                   11,600                702
                                                                     ---------------
                                                                              67,051
                                                                     ---------------

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Health Care - 10.6%
Abbott Laboratories                                        40,810              1,606
Amgen, Inc.                                                25,100              1,428
Anthem, Inc. (AE)(z)                                       25,300              2,086
Baxter International, Inc.                                 27,080                814
Becton Dickinson & Co.                                     24,200              1,143
Biogen Idec, Inc. (AE)                                     19,215              1,153
Caremark Rx, Inc. (AE)                                     42,700              1,302
Eli Lilly & Co.                                             4,350                277
First Health Group Corp. (AE)                              15,765                221
Gentiva Health Services, Inc.                              18,322                279
Genzyme Corp. (AE)                                         39,200              2,010
Guidant Corp.                                              33,240              1,839
HCA, Inc.                                                  33,800              1,306
Johnson & Johnson                                          26,040              1,439
LifePoint Hospitals, Inc. (AE)                              9,588                320
Lincare Holdings, Inc. (AE)(z)                              9,700                310
Merck & Co., Inc.                                          20,500                930
Millipore Corp.                                             8,700                458
Novartis AG - ADR                                          11,210                501
Pacificare Health Systems (AE)(z)                           8,800                269
Pfizer, Inc.                                              106,670              3,409
PSS World Medical, Inc. (AE)                               45,276                443
Roche Holding AG - ADR                                      4,780                473
Rotech Healthcare, Inc. (AE)                               14,235                302
Sunrise Senior Living, Inc. (AE)(z)                         9,232                326
Triad Hospitals, Inc. (AE)                                 22,500                766
UnitedHealth Group, Inc.                                   19,500              1,227
US Physical Therapy, Inc. (AE)                             13,458                177
Wyeth                                                      31,740              1,124
                                                                     ---------------
                                                                              27,938
                                                                     ---------------

Integrated Oils - 4.9%
BP PLC - ADR (AE)                                          17,580                991
ChevronTexaco Corp.                                        23,331              2,232
ConocoPhillips                                             33,400              2,631
Exxon Mobil Corp.                                          93,360              4,323
Marathon Oil Corp. (z)                                     38,100              1,435
Unocal Corp.                                               31,970              1,239
                                                                     ---------------
                                                                              12,851
                                                                     ---------------

Materials and Processing - 8.6%
Air Products & Chemicals, Inc.                             14,120                731
Airgas, Inc.                                               15,838                344
Akzo Nobel NV - ADR                                        20,700                686
Alcoa, Inc.                                                45,800              1,467
Archer-Daniels-Midland Co.                                 60,470                933
Avery Dennison Corp. (z)                                    5,800                351
Bemis Co.                                                  16,300                432
Bowater, Inc.                                              25,880                965

                                                          Select Value Fund  133

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Cabot Microelectronics Corp. (AE)(z)                        8,000                284
Dow Chemical Co. (The)                                     90,350              3,604
EI Du Pont de Nemours & Co.                                43,480              1,864
Freeport-McMoRan Copper & Gold, Inc. Class B (z)           10,000                349
Hughes Supply, Inc.                                         6,457                393
International Paper Co.                                    37,280              1,612
International Steel Group, Inc. (AE)(z)                    38,200              1,250
Lyondell Chemical Co. (z)                                  20,100                365
Masco Corp.                                                15,100                457
Maverick Tube Corp. (AE)                                   14,555                420
MeadWestvaco Corp.                                         24,300                726
Monsanto Co.                                               38,970              1,413
Phelps Dodge Corp. (z)                                      6,700                522
PPG Industries, Inc.                                       16,560                976
Praxair, Inc.                                              26,590              1,049
Rohm & Haas Co.                                            20,700                811
Smurfit-Stone Container Corp. (AE)                         15,170                282
Syngenta AG - ADR (z)                                      28,620                475
                                                                     ---------------
                                                                              22,761
                                                                     ---------------

Miscellaneous - 3.2%
General Electric Co.                                       79,500              2,643
Honeywell International, Inc.                              19,300                726
Teleflex, Inc. (z)                                          6,100                271
Textron, Inc.                                               4,500                276
Tyco International, Ltd.                                   93,000              2,883
Vivendi Universal SA - ADR                                 68,300              1,699
                                                                     ---------------
                                                                               8,498
                                                                     ---------------

Other Energy - 3.6%
Anadarko Petroleum Corp.                                   11,200                670
Baker Hughes, Inc.                                         29,400              1,185
Burlington Resources, Inc.                                 25,600                977
Calpine Corp. (AE)(z)                                     119,212                460
Chesapeake Energy Corp. (z)                                62,000                952
Devon Energy Corp.                                          3,890                270
Encore Acquisition Co. (AE)                                13,287                392
EOG Resources, Inc.                                         4,850                308
GlobalSantaFe Corp.                                         5,170                142
Hanover Compressor Co. (AE)                                33,395                392
Kerr-McGee Corp.                                           12,000                630
National-Oilwell, Inc. Class C (AE)                        16,817                563
Noble Corp. (AE)                                           15,060                583
Remington Oil & Gas Corp. (AE)                             16,095                381
Schlumberger, Ltd.                                          5,280                340
Transocean, Inc. (z)                                       48,300              1,372
                                                                     ---------------
                                                                               9,617
                                                                     ---------------
Producer Durables - 6.7%
AGCO Corp.                                                 18,483                387
AO Smith Corp.                                             16,419                472

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Applied Materials, Inc. (AE)(z)                            16,900                287
BE Aerospace, Inc. (AE)                                    72,239                722
Champion Enterprises, Inc. (AE)                            50,787                494
Cooper Industries, Ltd. Class A                             4,030                229
Crane Co.                                                  11,816                329
Deere & Co.                                                25,080              1,575
Duratek, Inc. (AE)                                         15,045                214
Emerson Electric Co.                                       25,550              1,551
Engineered Support Systems, Inc.                            6,930                389
Esterline Technologies Corp.                               14,092                442
IDEX Corp.                                                 11,169                358
KB Home (z)                                                 8,000                512
Lam Research Corp. (AE)(z)                                 32,200                768
Lennar Corp. Class A (z)                                   15,400                657
Lockheed Martin Corp. (z)                                  36,040              1,910
Northrop Grumman Corp.                                     16,740                881
Novellus Systems, Inc. (AE)                                 6,840                185
Park-Ohio Holdings Corp. (z)                               20,147                297
Teradyne, Inc. (AE)(z)                                     33,500                573
Tessco Technologies, Inc. (AE)                              8,874                136
United Technologies Corp.                                  29,100              2,721
WW Grainger, Inc.                                          14,400                762
Xerox Corp.                                                69,200                959
                                                                     ---------------
                                                                              17,810
                                                                     ---------------

Technology - 4.1%
AU Optronics Corp. - ADR (z)                                  405                  5
Avaya, Inc. (AE)                                           37,600                551
BEI Technologies, Inc.                                     10,740                258
Corning, Inc.                                              83,900              1,037
Filenet Corp. (AE)                                          8,237                157
Hewlett-Packard Co.                                        73,330              1,478
Intel Corp.                                                37,000                902
International Business Machines Corp.                      12,970              1,129
InterVoice, Inc. (AE)                                      17,574                155
IXYS Corp. (AE)                                            28,430                208
JDA Software Group, Inc. (AE)                              29,393                313
LCC International, Inc. Class A (AE)                       58,865                217
Mantech International Corp. Class A (AE)(z)                23,902                342
Microsoft Corp.                                            79,100              2,251
Scientific-Atlanta, Inc. (z)                               13,300                409
Tellabs, Inc. (AE)(z)                                      45,300                404
Titan Corp. (AE)                                           29,300                351
Vishay Intertechnology, Inc. (AE)(z)                       25,000                388

 134  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Zarlink Semiconductor, Inc. (AE)                           43,700                153
                                                                     ---------------
                                                                              10,708
                                                                     ---------------

Utilities - 9.0%
AES Corp. (The) (z)                                        43,000                415
Alltel Corp. (z)                                           14,100                733
Ameren Corp.                                                3,730                167
BellSouth Corp.                                            30,800                834
Cinergy Corp.                                               9,030                345
Citizens Communications Co. (z)                            24,700                356
Comcast Corp. Class A                                      23,000                630
Comcast Corp. Special Class A                              32,930                883
Cox Communications, Inc. Class A (AE)                      11,680                322
Dominion Resources, Inc. (z)                               24,670              1,566
Energy East Corp.                                          15,200                370
Entergy Corp.                                               6,950                400
Exelon Corp. (z)                                           32,470              1,133
FirstEnergy Corp.                                           4,530                177
FPL Group, Inc. (z)                                         8,000                539
KeySpan Corp.                                               6,660                240
Mediacom Communications Corp. (AE)(z)                      51,169                336
National Fuel Gas Co.                                       7,490                191
NiSource, Inc.                                             17,000                352
NSTAR                                                       2,340                110
Oneok, Inc. (z)                                            30,435                639
Pepco Holdings, Inc. (z)                                    7,300                131
PPL Corp.                                                  21,990              1,019
Progress Energy, Inc. - CVO (AE)(Y)                         1,300                 --
Public Service Enterprise Group, Inc.                      15,200                593
Puget Energy, Inc.                                         16,000                346
Questar Corp.                                              17,700                725
SBC Communications, Inc.                                   48,160              1,220
Sierra Pacific Resources (z)                               43,694                359
Sprint Corp.                                              156,430              2,922
TXU Corp.                                                  13,920                552
Verizon Communications, Inc.                              100,910              3,889
Vodafone Group PLC - ADR                                   34,610                752
Western Wireless Corp. Class A (AE)(z)                     19,100                504
                                                                     ---------------
                                                                              23,750
                                                                     ---------------

TOTAL COMMON STOCKS
(cost $225,242)                                                              245,615
                                                                     ---------------

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 16.1%
Frank Russell Investment Company Money Market
   Fund                                                13,380,000             13,380
Frank Russell Investment Company Money Market
   Fund (N)                                            13,184,900             13,185
State Street Securities Lending Quality Trust
   (N)                                                 15,178,795             15,179
United States Treasury Bill (c)(y)(s)
   1.266% due 09/09/04                                        800                799
   1.290% due 09/09/04                                        100                100
                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS
(cost $42,643)                                                                42,643
                                                                     ---------------

TOTAL INVESTMENTS - 109.2%
(identified cost $267,885)                                                   288,258

OTHER ASSETS AND LIABILITIES
NET - (9.2%)                                                                 (24,282)
                                                                     ---------------

NET ASSETS - 100.0%                                                          263,976
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Value Fund  135

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 09/04 (30)                               8,749                (12)

S&P 500 E-Mini Index
   expiration date 09/04 (9)                                  495                (10)

S&P 500 Index
   expiration date 09/04 (30)                               8,258                (60)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        (82)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 136  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(o)   Forward commitment.
(p) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(O)   In default.
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(Y) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(B)   Illiquid security.
(z)   All or a portion of the shares of this security are on loan.
(y) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(N) The security is purchased with the cash collateral from the securities loaned.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PLN - Polish zloty
   AUD - Australian dollar                 HUF - Hungarian forint                  RUB - Russian ruble
   BRL - Brazilian real                    IDR - Indonesian rupiah                 SEK - Swedish krona
   CAD - Canadian dollar                   ILS - Israeli shekel                    SGD - Singapore dollar
   CHF - Swiss franc                       INR - Indian rupee                      SKK - Slovakian koruna
   CLP - Chilean peso                      ITL - Italian lira                      THB - Thai baht
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      TRL - Turkish lira
   COP - Colombian peso                    KES - Kenyan schilling                  TWD - Taiwanese dollar
   CRC - Costa Rica colon                  KRW - South Korean won                  USD - United States dollar
   CZK - Czech koruna                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   DKK - Danish krone                      MYR - Malaysian ringgit                 VND - Vietnam dong
   EGP - Egyptian pound                    NZD - New Zealand Dollar                ZAR - South African rand
   EUR - Euro                              PEN - Peruvian nouveau sol
   BP - British pound sterling             PHP - Philippine peso

                                          Notes to Schedules of Investments  137

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FORM N-Q -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios, referred to as "Funds." This Form N-Q reports on fourteen Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' Form N-Q is prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Form N-Q.

   Security valuation

   United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, if there were no sales on that day, at the last reported price, on the primary exchange on which the security is traded.

   Fixed-income securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

   Futures contracts are valued on the basis of the last sale price. Exchange listed futures contracts are valued on a basis of the last quoted daily settlement prices established by the exchange on which they trade. If there were no sales, futures are valued at the last reported bid price.

   Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity securities traded on a foreign national securities exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   Short-Term Investments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the U.S. markets. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the U.S. Markets and would therefore not be reflected in the computation of a portfolio's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

 138  Notes to Form N-Q

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Short Term Bond, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at July 31, 2004 are presented on the Schedule of Investments for the applicable Funds.

                                                          Notes to Form N-Q  139

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment", "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The domestic and international equity Funds utilize futures contracts to equitize uninvested cash balances. The fixed income Funds may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Emerging Markets, Diversified Equity, Special Growth, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Growth, Select Value, International Securities, Diversified Bond, Multistrategy Bond and Short Term Bond Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds

 140  Notes to Form N-Q

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Fund transactions in written options contracts for the period ended July 31, 2004 were as follows:

                                                  INTERNATIONAL SECURITIES                          EMERGING MARKETS
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2003                          158    $           639,766                    297    $           858,702
   Opened                                              2,525             27,339,226                  1,406              3,781,490
   Closed                                             (2,324)           (24,444,491)                (1,302)            (3,470,010)
   Expired                                                --                     --                     --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding July 31, 2004                             359    $         3,534,501                    401    $         1,170,182
                                         ===================    ===================    ===================    ===================

                                                      SHORT TERM BOND                               DIVERSIFIED BOND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2003                            2    $            48,509                    126    $            73,536
   Opened                                                 28                 30,255                    446                354,652
   Closed                                                 --                     --                   (326)              (252,421)
   Expired                                                (2)               (48,510)                  (133)               (90,180)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding July 31, 2004                              28    $            30,254                    113    $            85,587
                                         ===================    ===================    ===================    ===================

                                                          Notes to Form N-Q  141

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                     MULTISTRATEGY BOND
                                         ------------------------------------------
                                              NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED
   --------------------------------------------------------------------------------
   Outstanding October 31, 2003                           96    $           399,559
   Opened                                                477                334,757
   Closed                                               (223)              (124,411)
   Expired                                               (92)               (64,746)
                                         -------------------    -------------------
   Outstanding July 31, 2004                             258    $           545,159
                                         ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. When collateral falls below 102% (105% for international funds), additional collateral is received the following day. In certain instances, collateral can be less than 102% (105% for international funds) due to next day receipt of additional collateral. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of July 31, 2004, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                             VALUE OF            VALUE OF
        FUNDS           SECURITIES ON LOAN      COLLATERAL
--------------------------------------------------------------
Diversified Equity      $      40,446,968    $      41,316,061
Special Growth                116,991,030          119,735,500
Quantitative Equity            33,232,942           33,974,469
International
  Securities                  208,071,122          218,491,509
Emerging Markets               15,485,598           15,521,479
Real Estate Securities         21,932,624           22,358,990
Short Term Bond                   745,274              759,823

--------------------------------------------------------------
                             VALUE OF            VALUE OF
        FUNDS           SECURITIES ON LOAN      COLLATERAL
Diversified Bond        $     321,753,318    $     327,039,075
Multistrategy Bond            166,677,516          168,991,842
Tax-Managed Large Cap           3,813,188            3,876,993
Tax-Managed Mid &
  Small Cap                    17,216,397           17,635,484
Select Growth                   5,103,152            5,175,617
Select Value                   27,586,712           28,363,695

   As of July 31, 2004, the cash collateral received for the securities on loan are invested as follows:

                                               STATE STREET
                                            SECURITIES LENDING
        FUNDS           FRIC MONEY MARKET   QUALITY TRUST (1)
--------------------------------------------------------------
Diversified Equity      $      19,205,824   $      22,110,237
Special Growth                 55,641,509          64,055,930
Quantitative Equity            15,793,076          18,181,393
International
  Securities                   96,717,749         111,343,949
Emerging Markets                7,215,180           8,306,300
Real Estate Securities         10,393,605          11,965,385
Short Term Bond                   353,204             406,618

--------------------------------------------------------------
                                               STATE STREET
                                            SECURITIES LENDING
        FUNDS           FRIC MONEY MARKET   QUALITY TRUST (1)
Diversified Bond        $     152,024,536   $     175,014,539
Multistrategy Bond             78,556,076          90,435,766
Tax-Managed Large Cap           1,802,225           2,074,768
Tax-Managed Mid &
  Small Cap                     8,197,877           9,437,606
Select Growth                   2,405,892           2,769,725
Select Value                   13,184,900          15,178,795

   (1) The State Street Securities Lending Quality Trust investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

 142  Notes to Form N-Q

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   As of July 31, 2004, the non-cash collateral (also included in the value of collateral in the table above) received for the securities on loan in the following funds was:

                         NON-CASH COLLATERAL   NON-CASH COLLATERAL
        FUNDS                   VALUE                HOLDING
------------------------------------------------------------------
Special Growth           $            38,061            Pool of US
                                                        Government
                                                        securities
International                     10,429,810            Pool of US
  Securities                                            Government
                                                        securities

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives), in the Frank Russell Investment Company Money Market and Tax Free Money Market Funds (series of the Investment Company not presented herein). As of July 31, 2004, $1,382,368,401 of the Money Market Fund's net assets and $8,161,984 of the Tax Free Money Market Fund's net assets represents investments by these Funds and $772,169,716 of the Money Market Funds' net assets represents the investments of other affiliated Funds not presented herein. As a result, the Funds received dividends from affiliated money market funds of $6,562,897 and $4,068,263 was received by Funds not presented herein.

5. FEDERAL INCOME TAXES

   At July 31, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                                      INTERNATIONAL
                                     DIVERSIFIED EQUITY    SPECIAL GROWTH     QUANTITATIVE EQUITY      SECURITIES
   ------------------------------------------------------------------------------------------------------------------
   Cost of Investments               $   1,846,293,500    $     781,701,418    $   1,908,083,612    $   1,690,859,248
                                     =================    =================    =================    =================
   Unrealized Appreciation           $     160,195,093    $     116,083,430    $     225,317,955    $     194,637,204
   Unrealized Depreciation                 (37,495,659)         (29,205,058)         (53,432,977)         (43,130,484)
                                     -----------------    -----------------    -----------------    -----------------
   Net Unrealized Appreciation
     (Depreciation)                  $     122,699,434    $      86,878,372    $     171,884,978    $     151,506,720
                                     =================    =================    =================    =================


   --------------------------------
   Cost of Investments
   Unrealized Appreciation
   Unrealized Depreciation
   Net Unrealized Appreciation
     (Depreciation)

                                                      REAL ESTATE
                               EMERGING MARKETS       SECURITIES        SHORT TERM BOND    DIVERSIFIED BOND    MULTISTRATEGY BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments         $     449,842,536   $     858,610,276   $   1,135,143,371   $   1,759,685,948   $   1,644,886,983
                               =================   =================   =================   =================   =================
   Unrealized Appreciation     $      90,686,752   $     277,674,597   $       5,597,707   $       6,147,073   $     (16,839,814)
   Unrealized Depreciation           (23,910,702)         (3,084,555)         (8,616,255)         (4,506,538)          4,435,597
                               -----------------   -----------------   -----------------   -----------------   -----------------
   Net Unrealized
      Appreciation
      (Depreciation)           $      66,776,050   $     274,590,042   $      (3,018,548)  $       1,640,535   $     (12,404,217)
                               =================   =================   =================   =================   =================

                                                       TAX-MANAGED       TAX-MANAGED MID
                                 TAX EXEMPT BOND        LARGE CAP          & SMALL CAP        SELECT GROWTH       SELECT VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments          $     189,352,533   $     284,868,866   $     122,614,985   $     107,318,898   $     268,530,143
                                =================   =================   =================   =================   =================
   Unrealized Appreciation      $       5,398,247   $      71,144,077   $      18,461,674   $       8,792,040   $      24,889,793
   Unrealized Depreciation               (920,388)         (3,552,297)         (4,065,004)         (3,280,572)         (5,161,797)
                                -----------------   -----------------   -----------------   -----------------   -----------------
   Net Unrealized Appreciation
      (Depreciation)            $       4,477,859   $      67,591,780   $      14,396,670   $       5,511,468   $      19,727,996
                                =================   =================   =================   =================   =================

                                                          Notes to Form N-Q  143

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. ILLIQUID OR RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists.

   Pursuant to guidelines established by the Board of Trustees, the Adviser has determined that a liquid trading market exists for the following restricted securities held as of July 31, 2004:

   Restricted Securities (144A)

                                                                                                    COST      MARKET VALUE
   FUND -- % OF NET ASSETS                            ACQUISITION     SHARES      COST PER UNIT     (000)        (000)
   SECURITIES                                            DATE       OUTSTANDING         $             $            $
   -----------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL SECURITIES FUND -- 0.1%
   SMFG Finance, Ltd.                                   08/29/03    69,000,000           1.39           958        1,335
                                                                                                               =========
   SHORT TERM BOND FUND -- 2.6%
   AIG SunAmerica Global Financing XII                  12/19/03     3,360,000         106.02         3,562        3,515
   Alter Moneta Receivables LLC                         09/17/03     2,421,963         100.42         2,432        2,402
   CS First Boston Mortgage Securities Corp.            09/24/02       731,824         100.00           732          734
   DG Funding Trust                                     11/04/03           219      10,537.12         2,308        2,354
   HBOS Treasury Services PLC                           09/11/03     1,000,000          99.84           998          991
   Hyundai Auto Receivables Trust                       09/18/02       821,732          99.99           822          825
   Metropolitan Life Global Funding I                   07/19/04     1,500,000          99.95         1,499        1,493
   New York Life Global Funding                         02/23/04     2,500,000         100.00         2,500        2,500
   Nordstrom Private Label Credit Card Master Note
      Trust                                             05/01/02     3,500,000         104.03         3,641        3,616
   PBG Equipment Trust                                  06/13/01     1,480,705         104.01         1,540        1,525
   Principal Life Global Funding I                      06/03/04     2,000,000         103.77         2,075        2,089
   Provident Auto Lease ABS Trust                       08/20/03       601,141         103.84           624          630
   Railcar Leasing L.L.C.                               06/11/03     1,000,000         118.36         1,184        1,100
   SLM Student Loan Trust                               03/05/04     3,000,000         101.91         3,057        2,953
   Susquehanna Auto Lease Trust                         07/22/03       564,251         100.00           564          564
   Susquehanna Auto Lease Trust                         11/19/03     1,000,000          99.60           996          998
   Verizon Wireless Capital LLC                         02/02/04     1,400,000          99.86         1,398        1,399
                                                                                                               ---------
                                                                                                                  29,689
                                                                                                               =========
   DIVERSIFIED BOND FUND -- 3.5%
   ABSC Manufactured Housing Contract                   03/02/04       890,000          83.04           739          710
   ABSC NIMs Trust                                      11/04/03       484,500          98.68           478          487
   ABSC NIMs Trust                                      07/30/04       375,000          99.60           374          374
   Anthracite CDO I, Ltd.                               03/16/04       685,000          99.99           685          667
   Argent NIM Trust                                     03/04/04       333,971          99.99           334          333
   Asset Backed Funding Corp. NIM Trust                 08/22/03       207,952         100.00           208          208
   BAE Systems Holdings, Inc.                           12/28/01       920,000         101.28           932          989
   Cadbury Schweppes US Finance LLC                     09/22/03     1,005,000          99.75         1,003          992
   Centaur Funding Corp.                                03/07/02       390,000           1.07           417          491
   Chalet Finance PLC                                   10/08/03     1,070,000         100.00         1,070        1,070
   Chase Funding Net Interest Margin                    06/05/03        72,184          99.90            72           72

 144  Notes to Form N-Q

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                    COST      MARKET VALUE
   FUND -- % OF NET ASSETS                            ACQUISITION     SHARES      COST PER UNIT     (000)        (000)
   SECURITIES                                            DATE       OUTSTANDING         $             $            $
   -----------------------------------------------------------------------------------------------------------------------
   Chase Funding Net Interest Margin                    06/25/03       198,502          99.89           198          199
   Chase Funding Net Interest Margin                    09/26/03        92,590          99.88            92           93
   Countrywide Asset-Backed Certificates                11/20/03       288,163          99.89           288          291
   Credit-Based Asset Servicing and Securitization
      CBO, Ltd.                                         03/04/04     2,473,128         100.00         2,473        2,473
   Crest, Ltd.                                          11/25/03     1,655,000         100.00         1,655        1,643
   DG Funding Trust                                     11/04/03           103      10,537.12         1,085        1,107
   Dresdner Funding Trust I                             04/09/03       390,000         101.81           397          443
   Export-Import Bank Of Korea                          02/03/04       290,000          99.54           289          284
   First Franklin NIM Trust                             05/15/02         6,048         100.00             6            6
   First Franklin NIM Trust                             05/20/04       808,216         100.00           808          808
   First Franklin NIM Trust                             05/20/04       300,000         100.00           300          300
   First Franklin NIM Trust                             06/03/04       536,676         100.00           537          537
   Fremont NIM Trust                                    05/20/04       517,183         100.00           517          517
   G-Force CDO, Ltd.                                    12/08/03       750,000          99.99           750          735
   GSMPS Mortgage Loan Trust                            10/24/03       750,839         106.75           801          786
   Harrah's Operating Co., Inc.                         06/22/04     2,110,000          99.84         2,107        2,111
   HVB Funding Trust I                                  05/01/03       360,000          97.67           352          420
   IndyMac Loan Trust                                   10/17/03     1,280,317         100.00         1,280        1,280
   IndyMac Loan Trust                                   06/10/04     1,530,000         100.00         1,530        1,530
   Korea Electric Power Corp.                           04/20/04       145,000          98.44           143          140
   Long Beach Asset Holdings Corp.                      07/31/04       112,336         100.00           112          113
   Long Beach Asset Holdings Corp.                      04/16/03        71,886         100.00            72           72
   Mach One Trust Commercial Mortgage-Backed            07/12/04     1,480,000         100.99         1,495        1,495
   May Department Stores Co. (The)                      07/13/04       845,000          99.97           845          850
   May Department Stores Co. (The)                      07/13/04     3,535,000         100.26         3,544        3,543
   May Department Stores Co. (The)                      07/13/04       205,000          99.87           205          206
   May Department Stores Co. (The)                      07/13/04        90,000          99.97            90           91
   Merrill Lynch Mortgage Investors, Inc.               01/12/04       316,908          99.75           316          319
   Merrill Lynch Mortgage Investors, Inc.               02/19/04       562,851          99.56           560          563
   Miller Brewing Co.                                   08/06/03       285,000          99.31           283          289
   Mizuho Financial Group Cayman, Ltd.                  02/27/04       330,000          99.95           330          329
   Monumental Global Funding II                         02/04/03       320,000         100.00           320          321
   Mound Financing PLC                                  07/24/03     1,480,000         100.12         1,482        1,479
   Natexis Ambs Co. LLC                                 06/24/98       270,000         108.79           294          310
   Nelnet Education Loan Funding, Inc.                  01/15/04     1,580,000         100.00         1,580        1,579
   Newcastle CDO I, Ltd.                                03/11/04       870,000          99.94           869          821
   Novastar NIM Trust                                   01/30/04       729,734         100.00           730          729
   Novastar NIM Trust                                   07/20/04       767,469         100.00           767          767
   NPF XII, Inc.                                        05/29/02     1,825,000          92.66         1,691          128
   Option One Mortgage Securities Corp. NIM Trust       04/23/04       248,231         100.00           248          248
   Option One Mortgage Securities Corp. NIM Trust       12/08/03       459,355         100.00           459          459
   Paragon Mortgages PLC                                05/19/04       835,000         100.00           835          835
   Renaissance NIM Trust                                12/09/03       287,549         100.00           288          290
   Renaissance NIM Trust                                06/25/04       670,000         100.00           670          670
   Saxon Net Interest Margin Trust                      09/23/03       274,626         100.00           275          277
   Sharp SP I LLC Net Interest Margin Trust             02/13/04       299,330          99.99           299          301
   Standard Chartered Bank                              02/03/03       300,000         116.80           350          357
   Systems 2001 AT LLC                                  03/08/02       235,714         102.04           241          252
   Telecom Italia Capital SA                            10/22/03       510,000          99.76           509          501
   Telecom Italia Capital SA                            10/22/03       225,000         100.41           226          221

                                                          Notes to Form N-Q  145

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                    COST      MARKET VALUE
   FUND -- % OF NET ASSETS                            ACQUISITION     SHARES      COST PER UNIT     (000)        (000)
   SECURITIES                                            DATE       OUTSTANDING         $             $            $
   -----------------------------------------------------------------------------------------------------------------------
   Tenaska Alabama II Partners, LP                      10/09/03       267,993         100.18           268          270
   TPSA Finance BV                                      08/20/02       205,000          97.69           200          228
   Zurich Capital Trust I                               07/11/00       865,000         105.96           917          962
   Zurich Capital Trust I                               01/10/03       600,000          95.09           571          667
                                                                                                               ---------
                                                                                                                  42,636
                                                                                                               =========
   MULTISTRATEGY BOND FUND -- 4.5%
   AIG SunAmerica Global Financing VI                   05/02/01       845,000         108.55           917          916
   Alliance Capital Funding LLC                         03/03/04       169,435         101.02           171          178
   America Movil SA de CV                               03/02/04       635,000          99.25           630          594
   Anthem Insurance Cos., Inc.                          08/29/04       290,000         106.37           308          358
   Ares Leveraged Investment Fund, LP                   12/19/03       930,000          94.07           875          921
   Argent NIM Trust                                     12/09/03       160,543         100.00           161          160
   Aries Vermoegensverwaltungs GmbH                     07/01/04       750,000         100.00           750          793
   Aries Vermoegensverwaltungs GmbH                     07/01/04     1,500,000         100.00         1,500        1,586
   Arlington Street CDO, Ltd.                           06/04/03     1,815,635         102.82         1,867        1,900
   BAE Systems Holdings, Inc.                           12/28/01     1,875,000         103.52         1,941        2,016
   Bombardier Capital, Inc.                             05/27/04       915,000         100.00           915          911
   Bombardier, Inc.                                     04/14/04       220,000          90.15           198          190
   Cendant Timeshare Receivables Funding LLC            05/18/04       519,187         100.00           519          517
   Centaur Funding Corp.                                03/07/02       750,000           1.13           847          945
   Centaur Funding Corp.                                11/25/02     1,000,000           1.03         1,034        1,260
   Chancellor/Triton CBO, Ltd.                          11/12/03       652,540          96.29           628          646
   Chase Funding Net Interest Margin                    12/10/03       172,565          99.87           172          173
   Chesapeake Energy Corp.                              07/28/04       580,000         100.00           580          586
   Countrywide Asset-Backed Certificates                02/25/04       349,459          99.67           348          351
   DG Funding Trust                                     11/04/03           191      10,537.13         2,013        2,053
   Dresdner Bank AG                                     11/05/02       560,000         102.89           576          615
   Dresdner Bank AG                                     07/27/04       404,000         100.00           404          404
   Dresdner Funding Trust I                             04/09/03       755,000         103.65           783          857
   Erac USA Finance Co.                                 07/01/02       560,000         109.96           616          622
   Evergreen Funding, Ltd.                              03/20/03       755,004          69.95           528          725
   Export-Import Bank Of Korea                          02/03/04       540,000          99.54           538          528
   Farmers Exchange Capital                             01/26/04       175,000          98.88           173          171
   Farmers Exchange Capital                             01/28/02       845,000          89.42           756          828
   Farmers Insurance Exch                               11/27/02       875,000          79.01           691        1,002
   FedEx Corp.                                          03/22/04       220,000          99.93           220          215
   FGIC Corp.                                           01/07/04       450,000          98.99           445          443
   Fisher Scientific International                      07/22/04       190,000         100.15           190          190
   Freescale Semiconductor, Inc.                        07/16/04       380,000         100.00           380          383
   Glencore Funding LLC                                 05/12/04       300,000          91.06           273          282
   Glencore Funding LLC                                 03/31/04       750,000          99.23           744          705
   GSMPS Mortgage Loan Trust                            05/27/04       307,336         107.63           331          331
   Harrah's Operating Co., Inc.                         06/22/04       295,000          99.07           292          295
   Home Equity Asset Trust                              10/08/03        90,321          99.01            89           91
   Hutchison Whampoa International 03/13, Ltd.          06/17/03       170,000         104.29           177          172
   Hutchison Whampoa International 03/33, Ltd.          11/19/03       150,000          99.76           150          149
   HVB Funding Trust I                                  05/01/03       730,000         103.27           754          851
   Hyatt Equities LLC                                   06/12/02       220,000         100.69           222          234
   John Hancock Global Funding II                       07/29/03       440,000         116.92           514          513

 146  Notes to Form N-Q

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                    COST      MARKET VALUE
   FUND -- % OF NET ASSETS                            ACQUISITION     SHARES      COST PER UNIT     (000)        (000)
   SECURITIES                                            DATE       OUTSTANDING         $             $            $
   -----------------------------------------------------------------------------------------------------------------------
   Juniper CBO, Ltd.                                    01/15/04       955,000         103.17           985          996
   Korea Electric Power Corp.                           04/20/04       285,000          98.44           281          275
   Liberty Mutual Group                                 03/16/04       580,000          99.82           579          572
   Lone Star Industries                                 02/21/03       655,000          98.37           644          676
   Mantis Reef, Ltd.                                    10/28/03       585,000          99.67           583          581
   May Department Stores Co. (The)                      07/13/04       425,000          99.87           424          427
   May Department Stores Co. (The)                      07/13/04       195,000          99.97           195          196
   Merrill Lynch Mortgage Investors, Inc.               05/20/03        66,108          98.42            65           66
   Merrill Lynch Mortgage Trust                         06/26/02       365,000          78.91           288          315
   Miller Brewing Co.                                   08/06/03       600,000         100.09           601          608
   Miller Brewing Co.                                   08/06/03       205,000          99.72           204          205
   Mizuho Financial Group Cayman, Ltd.                  02/27/04       665,000          99.95           665          663
   Mizuho Financial Group Cayman, Ltd.                  06/16/04       185,000          97.21           180          185
   Mizuho Financial Group Cayman, Ltd.                  02/27/04     2,075,000         101.01         2,096        2,070
   Mizuho Preferred Capital Co. LLC                     02/11/98     1,490,000          95.42         1,422        1,674
   Monongahela Power Co.                                06/02/04       795,000          99.76           793          811
   Monumental Global Funding II                         02/04/03       490,000         100.00           490          492
   Morgan Stanley Bank AG                               02/21/03       820,000         105.21           863          858
   Natexis Ambs Co. LLC                                 06/24/98       430,000         108.79           468          493
   Nationwide Mutual Insurance Co.                      03/20/03       710,000         104.97           745          816
   Oil Insurance, Ltd.                                  08/19/03       915,000         100.35           918          917
   Portola Packaging, Inc.                              01/20/04     1,130,000          98.90         1,118          972
   Power Contract Financing LLC                         06/11/03       450,000         102.30           460          460
   Power Contract Financing LLC                         06/11/03       825,041         100.43           829          830
   Prudential Holdings LLC                              06/05/02     1,060,000         108.14         1,146        1,206
   Prudential Holdings LLC                              11/25/02       215,000         110.66           238          263
   Qwest Services Corp. Step Up Bond                    03/25/04       225,000         116.37           262          264
   Rabobank Capital Funding II                          11/14/03       535,000         101.35           542          523
   Ras Laffan Liquefied Natural Gas Co., Ltd.           03/07/01       290,000         112.93           327          329
   Salomon Brothers Mortgage Securities VII             01/30/03       310,000          76.29           236          243
   Sankaty Market Value CDO                             12/19/03       480,000         105.26           505          509
   Sappi Papier Holding AG                              07/11/02       190,000         106.28           202          204
   Sealed Air Corp.                                     07/01/03       370,000          99.21           367          369
   Sharp SP I LLC Net Interest Margin Trust             01/29/04       236,455         100.00           236          238
   Singapore Telecommunications, Ltd.                   12/17/02       830,000         117.41           975          933
   SingTel Optus Finance Property, Ltd.                 10/15/03       465,000         116.26           541          536
   Systems 2001 AT LLC                                  03/08/02       344,505         102.04           352          368
   Systems 2001 AT LLC                                  06/04/01       456,479         104.81           478          494
   Telecom Italia Capital SA                            10/22/03     1,015,000          99.76         1,013          997
   Telecom Italia Capital SA                            10/22/03       450,000         100.95           454          443
   Tenaska Alabama II Partners, LP                      10/09/03       497,021         100.38           499          501
   TPSA Finance BV                                      08/20/02       410,000          98.81           405          455
   Williams Gas Pipelines Central, Inc.                 01/30/04       725,000         107.12           777          778
   World Financial Properties                           11/14/02       558,508         109.45           611          614
   World Financial Properties                           11/08/02       221,746         106.77           237          244
   WPP Finance UK Corp.                                 06/16/04       350,000          99.70           349          355
   Zurich Capital Trust I                               01/10/03     1,195,000          98.50         1,177        1,329
                                                                                                               ---------
                                                                                                                  56,008
                                                                                                               =========

                                                          Notes to Form N-Q  147

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

7. SHAREHOLDER REQUESTS FOR OTHER INFORMATION

   Adoption of Form N-Q requirements and a description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

 148  Notes to Form N-Q

[RUSSELL LOGO]

Frank Russell Investment Company

909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-067 (1 09/04)

RUSSELL FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY


                             [IMAGE OF MOUNTAINTOP]

2004 FORM N-Q QUARTERLY REPORT

CLASS A AND B SHARES


RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND



JULY 31, 2004


                                                                  [RUSSELL LOGO]

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. This Form N-Q reports on one Fund, which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                 Russell Multi-Manager Principal Protected Fund

                                    Form N-Q

                           July 31, 2004 (Unaudited)

                               Table of Contents

                                                                            Page
Schedule of Investments..............................................         3

Notes to Schedule of Investments.....................................         6

Notes to Form N-Q....................................................         7

Frank Russell Investment Company - Russell Multi-Manager Principal Protected
Fund

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance is reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% of average managed assets will reduce a 10.0% return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 27.6%
Auto and Transportation - 1.2%
Canadian National Railway Co.                           1,256              57
CSX Corp.                                               1,363              43
Delta Air Lines, Inc.                                   2,639              14
FedEx Corp.                                             1,770             145
Harley-Davidson, Inc.                                   2,990             179
Magna International, Inc. Class A                       1,050              85
Union Pacific Corp.                                       871              49
United Parcel Service, Inc. Class B                     4,851             349
                                                                 ------------
                                                                          921
                                                                 ------------

Consumer Discretionary - 3.3%
Accenture, Ltd. Class A (AE)                            4,880             120
Aramark Corp. Class B                                   3,060              82
Carnival Corp.                                          2,780             130
Citadel Broadcasting Corp. (AE)                         2,870              40
Clear Channel Communications, Inc.                      1,533              55
Cox Radio, Inc. Class A (AE)                            2,200              38
Eastman Kodak Co.                                         651              17
eBay, Inc. (AE)                                         1,530             120
Fox Entertainment Group, Inc. Class A (AE)              6,350             172
Gap, Inc. (The)                                        10,438             237
Gillette Co. (The)                                      1,380              54
Kimberly-Clark Corp.                                    3,461             222
New York Times Co. Class A                              2,630             109
Newell Rubbermaid, Inc.                                 1,716              37
Nike, Inc. Class B                                        661              48
Target Corp.                                            6,144             268
Time Warner, Inc.                                         824              14
TJX Cos., Inc.                                          7,690             180
Tribune Co.                                             1,433              61
Viacom, Inc. Class B                                    5,045             169
Walt Disney Co.                                        10,342             239
Waste Management, Inc.                                  2,175              61
Yahoo!, Inc. (AE)                                       3,830             118
                                                                 ------------
                                                                        2,591
                                                                 ------------

Consumer Staples - 2.1%
Anheuser-Busch Cos., Inc.                               2,390             124
Colgate-Palmolive Co.                                   4,320             230
CVS Corp.                                               5,060             212
General Mills, Inc.                                     3,760             169
HJ Heinz Co.                                              826              30
Kellogg Co.                                             1,368              57
Kraft Foods, Inc. Class A                               3,214              98
Kroger Co.                                              2,831              45

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PepsiCo, Inc.                                           6,540             327
Procter & Gamble Co.                                    6,500             339
                                                                 ------------
                                                                        1,631
                                                                 ------------

Financial Services - 5.2%
American Express Co.                                    4,910             247
American International Group, Inc.                      7,382             522
Bank of America Corp.                                   4,701             400
Bank of New York Co., Inc. (The)                        1,854              53
Cigna Corp.                                               704              44
Citigroup, Inc.                                        10,486             462
Countrywide Financial Corp.                             1,820             131
Fannie Mae                                              5,150             365
Fiserv, Inc. (AE)                                       2,220              76
Golden West Financial Corp.                               770              82
Goldman Sachs Group, Inc.                                 760              67
Hartford Financial Services Group, Inc.                 1,983             129
JP Morgan Chase & Co.                                   4,330             162
Legg Mason, Inc.                                        1,530             120
Marshall & Ilsley Corp.                                   508              20
MBNA Corp.                                              5,070             125
Mellon Financial Corp.                                  3,943             108
Merrill Lynch & Co., Inc.                               5,989             298
St Paul Travelers Cos., Inc. (The)                        995              37
State Street Corp.                                      2,220              95
US Bancorp                                              1,158              33
Wachovia Corp.                                          1,331              59
Wells Fargo & Co.                                       7,843             450
                                                                 ------------
                                                                        4,085
                                                                 ------------

Health Care - 3.7%
Abbott Laboratories                                     5,382             212
Allergan, Inc.                                          1,360             103
Amgen, Inc.                                             3,540             201
Baxter International, Inc.                              8,989             270
Boston Scientific Corp. (AE)                            1,820              70
Bristol-Myers Squibb Co.                                1,308              30
Cardinal Health, Inc.                                   1,271              57
Eli Lilly & Co.                                           970              62
Genzyme Corp. (AE)                                      4,440             228
Gilead Sciences, Inc. (AE)                              1,350              87
Guidant Corp.                                           3,572             198
Johnson & Johnson                                      10,910             603
Medtronic, Inc.                                         2,580             128
Merck & Co., Inc.                                       2,010              91
Novartis AG - ADR                                       2,067              92
Pfizer, Inc.                                              986              32
Roche Holding AG - ADR                                    960              95

                                                      Schedule of Investments  3

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Schering-Plough Corp.                                   3,986              78
Wyeth                                                   6,051             214
                                                                 ------------
                                                                        2,851
                                                                 ------------

Integrated Oils - 1.5%
BP PLC - ADR (AE)                                         188              11
ConocoPhillips                                          3,250             256
Exxon Mobil Corp.                                      14,277             661
Unocal Corp.                                            6,650             258
                                                                 ------------
                                                                        1,186
                                                                 ------------

Materials and Processing - 1.8%
Alcoa, Inc.                                             1,971              63
Barrick Gold Corp.                                      1,105              21
Dow Chemical Co. (The)                                  4,920             196
EI Du Pont de Nemours & Co.                             6,326             271
International Paper Co.                                 2,942             127
Masco Corp.                                             3,000              91
Monsanto Co.                                            3,841             139
Newmont Mining Corp.                                    1,647              67
Potash Corp. of Saskatchewan                              415              40
PPG Industries, Inc.                                    1,430              84
Praxair, Inc.                                           7,484             295
                                                                 ------------
                                                                        1,394
                                                                 ------------

Miscellaneous - 1.5%
Eaton Corp.                                             3,232             209
General Electric Co.                                   20,038             665
Honeywell International, Inc.                             360              14
Tyco International, Ltd.                                9,069             281
                                                                 ------------
                                                                        1,169
                                                                 ------------

Other Energy - 0.8%
Baker Hughes, Inc.                                      1,974              80
EOG Resources, Inc.                                     1,050              67
GlobalSantaFe Corp.                                     1,009              28
Halliburton Co.                                         6,470             205
Noble Corp. (AE)                                        2,630             102
Schlumberger, Ltd.                                      2,184             140
                                                                 ------------
                                                                          622
                                                                 ------------
Producer Durables - 1.9%
Caterpillar, Inc.                                       2,402             177
Deere & Co.                                             2,161             136
Emerson Electric Co.                                      899              55
Illinois Tool Works, Inc.                               2,187             198
Lexmark International, Inc. (AE)                          860              76

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lockheed Martin Corp.                                   5,420             287
Parker Hannifin Corp.                                   1,257              72
Teradyne, Inc. (AE)                                       841              14
United Technologies Corp.                               4,030             377
Xerox Corp.                                             5,784              80
                                                                 ------------
                                                                        1,472
                                                                 ------------

Technology - 3.0%
Amdocs, Ltd. (AE)                                       1,430              31
Analog Devices, Inc.                                    3,855             153
Apple Computer, Inc.                                    5,647             183
Cisco Systems, Inc. (AE)                               18,440             385
Computer Associates International, Inc.                 1,144              29
Corning, Inc.                                           2,550              32
Dell, Inc. (AE)                                         6,440             228
EMC Corp.                                              11,582             127
Intel Corp.                                             9,160             223
Microsoft Corp.                                        20,313             578
Motorola, Inc.                                          7,556             120
Nortel Networks Corp.                                   9,772              36
Solectron Corp. (AE)                                   12,929              71
Symantec Corp. (AE)                                     2,010              94
Veritas Software Corp. (AE)                             4,500              86
                                                                 ------------
                                                                        2,376
                                                                 ------------

Utilities - 1.6%
Comcast Corp. Class A                                   5,710             156
Comcast Corp. Special Class A                           3,439              92
Cox Communications, Inc. Class A (AE)                     832              23
Dominion Resources, Inc.                                2,420             154
Entergy Corp.                                             770              44
Exelon Corp.                                            3,120             109
FPL Group, Inc.                                           415              28
Progress Energy, Inc.                                     771              32
Qwest Communications International                      7,559              29
SBC Communications, Inc.                                2,625              67
Southern Co. (The)                                        452              13
Sprint Corp.                                            9,895             185
Verizon Communications, Inc.                            3,348             129
Vodafone Group PLC - ADR                                8,455             184
                                                                 ------------
                                                                        1,245
                                                                 ------------

TOTAL COMMON STOCKS
(cost $19,237)                                                         21,543
                                                                 ------------

 4  Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM DEBT OBLIGATIONS - 63.5%
United States Government
Treasuries - 63.5%
United States Treasury STRIP Coupon
   0.000% due 02/15/08                                 45,155          40,149
   0.000% due 05/15/08                                 10,775           9,462
                                                                 ------------

TOTAL LONG-TERM DEBT OBLIGATIONS
(cost $50,774)                                                         49,611
                                                                 ------------

SHORT-TERM INVESTMENTS - 8.9%
Frank Russell Investment Company Money Market
   Fund                                               269,000             269
Frank Russell US Government Money Market            6,275,000           6,275
United States Treasury Bill (c)(y)(s)
   1.271% due 09/09/04                                     30              30
   1.329% due 09/09/04                                    349             349
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $6,923)                                                           6,923
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $76,934)                                              78,077

OTHER ASSETS AND LIABILITIES
NET - 0.0%                                                                 (4)
                                                                 ------------
NET ASSETS - 100.0%                                                    78,073
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
S&P 500 Index
   expiration date 09/04 (2)                              551               (1)

United States Treasury 5 Year Notes
   expiration date 09/04 (27)                           2,957               (3)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                   (4)
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Schedule of Investments  5

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(+) This security has been valued by the Security Valuation Committee, delegated by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
STRIP - Separate Trading of Registered Interest and Principal of Securities

 6  Notes to Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FORM N-Q -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios referred to as "Funds." This Form N-Q reports on one Fund, which has a distinct investment objective and strategy. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. Shares of the Fund were offered during the Offering Period but are not offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. Shares of the Fund will be offered on a continuous basis during the Post Guarantee Period without the principal protection feature. During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal. As of July 31, 2004, the Fund's allocation to equity securities was approximately 30% and the Fund's allocation to fixed income securities was approximately 70% of total net assets. Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period less certain expenses. Certain extraordinary expenses which are not covered by the Expense Limitation Agreement, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guarantee Amount. The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation ("Ambac"), a financial guarantor and an operating subsidiary of Ambac Financial Group, Inc., pursuant to a financial guarantee insurance policy issued by Ambac for the benefit of the shareholders of the Fund. The Fund will pay to Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If the value of a shareholders account is less than the Guaranteed Amount on the Guarantee Maturity Date, the fund will be unable to meet its obligations under the Guarantee. If the fund is unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund seeks long-term growth of capital through investments primarily in common stocks and other equity securities. The following table presents the time periods of the Fund's three phases:

  Offering Period                                01/21/03-02/27/03
  Guarantee Period                               03/03/03-03/03/08
  Post Guarantee Period Commencement             03/04/08

2. SIGNIFICANT ACCOUNTING POLICIES

   The Fund's Form N-Q is prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Form N-Q.

   Security valuation

   United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded.

   Fixed-income securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities are valued on the basis of the evaluated bid. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

                                                            Notes to Form N-Q  7

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Futures contracts are valued on the basis of the last sale price. Exchange listed futures contracts are valued on a basis of the last quoted daily settlement prices established by the exchange on which they trade. If there were no sales, futures are valued at the last reported bid price.

   Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   The value of swap agreements are equal to the Fund's obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   Equity securities traded over-the-counter are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   Short-Term investments purchased by the Fund and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with its excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist the Fund in meeting its investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Options

   The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.

   When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability

 8  Notes to Form N-Q

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Fund utilizes futures contracts to manage allocations between equity and fixed-income weightings. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Fund may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by the Fund or to effect investment transactions consistent with the Fund's investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street"), in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of

                                                            Notes to Form N-Q  9

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FORM N-Q, CONTINUED -- JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   the loaned securities at the inception of each loan. When collateral falls below 102% (105% for international funds), additional collateral is received the following day. In certain instances, collateral can be less than 102% (105% for international funds) due to next day receipt of additional collateral. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. There were no outstanding securities on loan as of July 31, 2004.

4. RELATED PARTIES

   The Fund is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Fund's objectives) in the Frank Russell Investment Company Money Market Fund and the Frank Russell US Government Money Market Fund (collectively the "Money Market Funds") (two of the Investment Portfolios of the Investment Company not presented herein). As of July 31, 2004, $269,000 of the Money Market Fund's net assets represents investments by this Fund and $1,379,269,117 represents the investments of other affiliated Funds not presented herein. As of July 31, 2004, $6,275,000 of the US Government Money Market Fund's net assets represents investment by this Fund. As a result, the Fund received dividends from affiliated money market funds of $30,202 and $10,600,958 was received by Funds not presented herein.

5. FEDERAL INCOME TAXES

   At July 31, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

   Cost of Investments                    $     76,644,771
                                          ================
   Unrealized Appreciation                $      2,520,156
   Unrealized Depreciation                       1,467,289
                                          ----------------
   Net Unrealized Appreciation
      (Depreciation)                      $      1,052,867
                                          ================

6. SHAREHOLDER REQUESTS FOR OTHER INFORMATION

   Adoption of Form N-Q requirements and a description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

 10  Notes to Form N-Q

(RUSSELL LOGO)

Frank Russell Investment Company

909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-095 (1 09/04)

ITEM 2. CONTROLS AND PROCEDURES

      (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

      (b) There were no significant changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

      (a) Certification for principal executive officer of Registrant as required by Rule 30a-2 under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2 under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANK RUSSELL INVESTMENT COMPANY

By: /s/ Leonard P. Brennan
    --------------------------------------------------------
    Leonard P. Brennan
    Principal Executive Officer and Chief Executive Officer

Date: September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Leonard P. Brennan
    --------------------------------------------------------
    Leonard P. Brennan
    Principal Executive Officer and Chief Executive Officer

Date: September 22, 2004


By: /s/ Mark E. Swanson
    --------------------------------------------------------
    Mark E. Swanson
    Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: September 21, 2004